UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)	The Reports to Shareholders are attached herewith.

State Street Aggregate Bond Index Fund

Class A: SSFCX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$21	0.43%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$872,104,621
# of Portfolio Holdings	5,299
Portfolio Turnover Rate	9%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
U.S. Treasury Obligations	38.4%
U.S. Government Agency Obligations	26.2%
Corporate Bonds & Notes	21.1%
Bonds and Notes	8.7%
Short-Term Investments	4.6%
Foreign Government Obligations	2.6%
Mortgage-Backed Securities	0.7%
Municipal Bonds & Notes	0.4%
Asset-Backed Securities	0.4%
Commercial Mortgage Backed Securities	0.2%

Based on holdings of the Portfolio, in which the Fund invests.

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 2 Years	11.6%
2 to 3 Years	9.0%
3 to 5 Years	16.3%
5 to 10 Years	18.5%
10 to 20 Years	9.9%
20 to 30 Years	33.2%
Greater than 30 Years	2.8%

TSR SAR SSFCX

State Street Aggregate Bond Index Fund

Class I: SSFDX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.19%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$872,104,621
# of Portfolio Holdings	5,299
Portfolio Turnover Rate	9%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
U.S. Treasury Obligations	38.4%
U.S. Government Agency Obligations	26.2%
Corporate Bonds & Notes	21.1%
Bonds and Notes	8.7%
Short-Term Investments	4.6%
Foreign Government Obligations	2.6%
Mortgage-Backed Securities	0.7%
Municipal Bonds & Notes	0.4%
Asset-Backed Securities	0.4%
Commercial Mortgage Backed Securities	0.2%

Based on holdings of the Portfolio, in which the Fund invests.

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 2 Years	11.6%
2 to 3 Years	9.0%
3 to 5 Years	16.3%
5 to 10 Years	18.5%
10 to 20 Years	9.9%
20 to 30 Years	33.2%
Greater than 30 Years	2.8%

TSR SAR SSFDX

State Street Aggregate Bond Index Fund

Class K: SSFEX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$1	0.02%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$872,104,621
# of Portfolio Holdings	5,299
Portfolio Turnover Rate	9%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
U.S. Treasury Obligations	38.4%
U.S. Government Agency Obligations	26.2%
Corporate Bonds & Notes	21.1%
Bonds and Notes	8.7%
Short-Term Investments	4.6%
Foreign Government Obligations	2.6%
Mortgage-Backed Securities	0.7%
Municipal Bonds & Notes	0.4%
Asset-Backed Securities	0.4%
Commercial Mortgage Backed Securities	0.2%

Based on holdings of the Portfolio, in which the Fund invests.

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 2 Years	11.6%
2 to 3 Years	9.0%
3 to 5 Years	16.3%
5 to 10 Years	18.5%
10 to 20 Years	9.9%
20 to 30 Years	33.2%
Greater than 30 Years	2.8%

TSR SAR SSFEX

State Street Balanced Index Fund

Class K: SSBIX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Balanced Index Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$2	0.04%

Key Fund Statistics

Statistic	Value
Total Net Assets	$25,197,618
# of Portfolio Holdings	1,236
Portfolio Turnover Rate	4%

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Domestic Fixed Income	39.9%
Semiconductors & Semiconductor Equipment	6.6%
Software	6.4%
Technology Hardware, Storage & Peripherals	3.7%
Interactive Media & Services	3.6%
Banks	2.5%
Financial Services	2.3%
Pharmaceuticals	2.1%
Broadline Retail	2.1%
Oil, Gas & Consumable Fuels	2.0%

Top Ten Holdings

Holdings	% Value of Total Net Assets
State Street Aggregate Bond Index Portfolio	39.9%
Microsoft Corp.	3.8%
NVIDIA Corp.	3.5%
Apple, Inc.	3.5%
Alphabet, Inc.	2.3%
Amazon.com, Inc.	2.0%
Meta Platforms, Inc.	1.3%
Berkshire Hathaway, Inc., B	0.8%
Eli Lilly & Co.	0.8%
Broadcom, Inc.	0.8%

TSR SAR SSBIX

State Street Emerging Markets Equity Index Fund

Class K: SSKEX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Emerging Markets Equity Index Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$9	0.17%

Key Fund Statistics

Statistic	Value
Total Net Assets	$595,001,674
# of Portfolio Holdings	1,309
Portfolio Turnover Rate	2%

What did the Fund invest in?

Top Ten Countries

Country	% Value of Total Net Assets
China	22.7%
Taiwan	19.3%
India	19.2%
South Korea	12.2%
Brazil	4.2%
Saudi Arabia	3.9%
South Africa	2.7%
Switzerland	2.5%
Mexico	2.2%
Indonesia	1.6%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	3.8%
Alibaba Group Holding Ltd.	1.9%
Reliance Industries Ltd.	1.5%
SK Hynix, Inc.	1.2%
Hon Hai Precision Industry Co. Ltd.	1.1%
PDD Holdings, Inc.	1.1%
MSCI CHINA A INCLUSION Net Return USD Index, due 08/31/27	1.0%
ICICI Bank Ltd.	1.0%

TSR SAR SSKEX

State Street Global All Cap Equity ex-U.S. Index Fund

Class A: SSGHX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.52%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,663,180,924
# of Portfolio Holdings	6,273
Portfolio Turnover Rate	1%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Common Stocks	97.4%
Short-Term Investments	5.4%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Novo Nordisk AS, B	1.5%
ASML Holding NV	1.3%
Tencent Holdings Ltd.	1.0%
Samsung Electronics Co. Ltd.	0.9%
Nestle SA	0.9%
AstraZeneca PLC	0.8%
Shell PLC	0.7%
Toyota Motor Corp.	0.7%
Novartis AG	0.7%

TSR SAR SSGHX

State Street Global All Cap Equity ex-U.S. Index Fund

Class I: SSGJX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.09%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,663,180,924
# of Portfolio Holdings	6,273
Portfolio Turnover Rate	1%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Common Stocks	97.4%
Short-Term Investments	5.4%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Novo Nordisk AS, B	1.5%
ASML Holding NV	1.3%
Tencent Holdings Ltd.	1.0%
Samsung Electronics Co. Ltd.	0.9%
Nestle SA	0.9%
AstraZeneca PLC	0.8%
Shell PLC	0.7%
Toyota Motor Corp.	0.7%
Novartis AG	0.7%

TSR SAR SSGJX

State Street Global All Cap Equity ex-U.S. Index Fund

Class K: SSGLX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,663,180,924
# of Portfolio Holdings	6,273
Portfolio Turnover Rate	1%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Common Stocks	97.4%
Short-Term Investments	5.4%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Novo Nordisk AS, B	1.5%
ASML Holding NV	1.3%
Tencent Holdings Ltd.	1.0%
Samsung Electronics Co. Ltd.	0.9%
Nestle SA	0.9%
AstraZeneca PLC	0.8%
Shell PLC	0.7%
Toyota Motor Corp.	0.7%
Novartis AG	0.7%

TSR SAR SSGLX

State Street Global All Cap Equity ex-U.S. Index Portfolio

SSGVX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Portfolio") for the period ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Portfolio by contacting us at 1-800-647-7327.

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Global All Cap Equity ex-U.S. Index Portfolio	$2	0.04%

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$7,347,325,228
# of Portfolio Holdings	6,273
Portfolio Turnover Rate	1%

What did the Portfolio invest in?

Security Type

Asset	% Value of Total Net Assets
Common Stocks	97.4%
Short-Term Investments	5.4%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Novo Nordisk AS, B	1.5%
ASML Holding NV	1.3%
Tencent Holdings Ltd.	1.0%
Samsung Electronics Co. Ltd.	0.9%
Nestle SA	0.9%
AstraZeneca PLC	0.8%
Shell PLC	0.7%
Toyota Motor Corp.	0.7%
Novartis AG	0.7%

TSR SAR SSGVX

State Street Hedged International Developed Equity Index Fund

Class K: SSHQX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Hedged International Developed Equity Index Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$11	0.20%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$3,531,012,268
# of Portfolio Holdings	753
Portfolio Turnover Rate	2%

Portfolio holdings and portfolio turnover are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in?

Top Ten Countries

Country	% Value of Total Net Assets
Japan	20.8%
United Kingdom	9.8%
France	8.7%
United States	8.3%
Germany	7.8%
Australia	6.9%
Switzerland	5.9%
Netherlands	4.5%
Denmark	3.6%
Sweden	3.0%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Novo Nordisk AS, B	2.6%
ASML Holding NV	2.3%
Nestle SA	1.5%
AstraZeneca PLC	1.3%
Shell PLC	1.3%
Toyota Motor Corp.	1.2%
SAP SE	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.2%
Roche Holding AG	1.1%

TSR SAR SSHQX

State Street Small/Mid Cap Equity Index Fund

Class A: SSMJX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.45%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$569,662,611
# of Portfolio Holdings	2,505
Portfolio Turnover Rate	9%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Common Stocks	99.4%
Short-Term Investments	3.2%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Apollo Global Management, Inc.	0.9%
Marvell Technology, Inc.	0.9%
CRH PLC	0.8%
Palantir Technologies, Inc., A	0.8%
Workday, Inc., A	0.7%
Spotify Technology SA	0.7%
Coinbase Global, Inc., A	0.7%
Trade Desk, Inc., A	0.6%
Snowflake, Inc., A	0.6%
NU Holdings Ltd., A	0.6%

TSR SAR SSMJX

State Street Small/Mid Cap Equity Index Fund

Class I: SSMLX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.21%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$569,662,611
# of Portfolio Holdings	2,505
Portfolio Turnover Rate	9%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Common Stocks	99.4%
Short-Term Investments	3.2%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Apollo Global Management, Inc.	0.9%
Marvell Technology, Inc.	0.9%
CRH PLC	0.8%
Palantir Technologies, Inc., A	0.8%
Workday, Inc., A	0.7%
Spotify Technology SA	0.7%
Coinbase Global, Inc., A	0.7%
Trade Desk, Inc., A	0.6%
Snowflake, Inc., A	0.6%
NU Holdings Ltd., A	0.6%

TSR SAR SSMLX

State Street Small/Mid Cap Equity Index Fund

Class K: SSMKX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$2	0.04%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$569,662,611
# of Portfolio Holdings	2,505
Portfolio Turnover Rate	9%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Common Stocks	99.4%
Short-Term Investments	3.2%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Apollo Global Management, Inc.	0.9%
Marvell Technology, Inc.	0.9%
CRH PLC	0.8%
Palantir Technologies, Inc., A	0.8%
Workday, Inc., A	0.7%
Spotify Technology SA	0.7%
Coinbase Global, Inc., A	0.7%
Trade Desk, Inc., A	0.6%
Snowflake, Inc., A	0.6%
NU Holdings Ltd., A	0.6%

TSR SAR SSMKX

State Street Target Retirement 2020 Fund

Class - R3: SSADX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2020 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class - R3	$25	0.49%

Key Fund Statistics

Statistic	Value
Total Net Assets	$912,662,430
# of Portfolio Holdings	11
Portfolio Turnover Rate	10%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.9%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Aggregate Bond Index Portfolio	20.4%
SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
State Street Equity 500 Index II Portfolio, K	16.1%
SPDR Portfolio Short Term Treasury ETF	14.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	12.0%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.1%
SPDR Portfolio Short Term Corporate Bond ETF	3.7%
State Street Small/Mid Cap Equity Index Portfolio	3.1%

TSR SAR SSADX

State Street Target Retirement 2020 Fund

Class I: SSBNX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2020 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%

Key Fund Statistics

Statistic	Value
Total Net Assets	$912,662,430
# of Portfolio Holdings	11
Portfolio Turnover Rate	10%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.9%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Aggregate Bond Index Portfolio	20.4%
SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
State Street Equity 500 Index II Portfolio, K	16.1%
SPDR Portfolio Short Term Treasury ETF	14.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	12.0%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.1%
SPDR Portfolio Short Term Corporate Bond ETF	3.7%
State Street Small/Mid Cap Equity Index Portfolio	3.1%

TSR SAR SSBNX

State Street Target Retirement 2020 Fund

Class K: SSBOX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2020 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$(1)	(0.01)%

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses.

Key Fund Statistics

Statistic	Value
Total Net Assets	$912,662,430
# of Portfolio Holdings	11
Portfolio Turnover Rate	10%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.9%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Aggregate Bond Index Portfolio	20.4%
SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
State Street Equity 500 Index II Portfolio, K	16.1%
SPDR Portfolio Short Term Treasury ETF	14.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	12.0%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.1%
SPDR Portfolio Short Term Corporate Bond ETF	3.7%
State Street Small/Mid Cap Equity Index Portfolio	3.1%

TSR SAR SSBOX

State Street Target Retirement 2025 Fund

Class - R3: SSAHX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class - R3	$25	0.49%

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,991,622,031
# of Portfolio Holdings	12
Portfolio Turnover Rate	10%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.9%
Short-Term Investments	2.9%

Top Ten Holdings

Holdings	% Value of Total Net Assets
State Street Equity 500 Index II Portfolio, K	22.0%
State Street Aggregate Bond Index Portfolio	20.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	17.2%
SPDR Bloomberg 1-10 Year TIPS ETF	17.2%
SPDR Bloomberg High Yield Bond ETF	6.9%
SPDR Dow Jones Global Real Estate ETF	4.8%
State Street Small/Mid Cap Equity Index Portfolio	4.8%
SPDR Portfolio Short Term Treasury ETF	4.6%
SPDR Portfolio Short Term Corporate Bond ETF	1.2%
SPDR Portfolio Long Term Treasury ETF	0.5%

TSR SAR SSAHX

State Street Target Retirement 2025 Fund

Class I: SSBRX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,991,622,031
# of Portfolio Holdings	12
Portfolio Turnover Rate	10%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.9%
Short-Term Investments	2.9%

Top Ten Holdings

Holdings	% Value of Total Net Assets
State Street Equity 500 Index II Portfolio, K	22.0%
State Street Aggregate Bond Index Portfolio	20.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	17.2%
SPDR Bloomberg 1-10 Year TIPS ETF	17.2%
SPDR Bloomberg High Yield Bond ETF	6.9%
SPDR Dow Jones Global Real Estate ETF	4.8%
State Street Small/Mid Cap Equity Index Portfolio	4.8%
SPDR Portfolio Short Term Treasury ETF	4.6%
SPDR Portfolio Short Term Corporate Bond ETF	1.2%
SPDR Portfolio Long Term Treasury ETF	0.5%

TSR SAR SSBRX

State Street Target Retirement 2025 Fund

Class K: SSBSX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$(1)	(0.01)%

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses.

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,991,622,031
# of Portfolio Holdings	12
Portfolio Turnover Rate	10%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.9%
Short-Term Investments	2.9%

Top Ten Holdings

Holdings	% Value of Total Net Assets
State Street Equity 500 Index II Portfolio, K	22.0%
State Street Aggregate Bond Index Portfolio	20.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	17.2%
SPDR Bloomberg 1-10 Year TIPS ETF	17.2%
SPDR Bloomberg High Yield Bond ETF	6.9%
SPDR Dow Jones Global Real Estate ETF	4.8%
State Street Small/Mid Cap Equity Index Portfolio	4.8%
SPDR Portfolio Short Term Treasury ETF	4.6%
SPDR Portfolio Short Term Corporate Bond ETF	1.2%
SPDR Portfolio Long Term Treasury ETF	0.5%

TSR SAR SSBSX

State Street Target Retirement 2030 Fund

Class - R3: SSAJX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class - R3	$27	0.52%

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,938,860,812
# of Portfolio Holdings	10
Portfolio Turnover Rate	7%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.8%
Short-Term Investments	1.6%

Top Ten Holdings

Holdings	% Value of Total Net Assets
State Street Equity 500 Index II Portfolio, K	27.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	24.3%
State Street Aggregate Bond Index Portfolio	18.5%
SPDR Bloomberg 1-10 Year TIPS ETF	8.6%
State Street Small/Mid Cap Equity Index Portfolio	6.9%
SPDR Bloomberg High Yield Bond ETF	6.1%
SPDR Portfolio Long Term Treasury ETF	5.2%
SPDR Dow Jones Global Real Estate ETF	2.3%

TSR SAR SSAJX

State Street Target Retirement 2030 Fund

Class I: SSBWX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.19%

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,938,860,812
# of Portfolio Holdings	10
Portfolio Turnover Rate	7%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.8%
Short-Term Investments	1.6%

Top Ten Holdings

Holdings	% Value of Total Net Assets
State Street Equity 500 Index II Portfolio, K	27.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	24.3%
State Street Aggregate Bond Index Portfolio	18.5%
SPDR Bloomberg 1-10 Year TIPS ETF	8.6%
State Street Small/Mid Cap Equity Index Portfolio	6.9%
SPDR Bloomberg High Yield Bond ETF	6.1%
SPDR Portfolio Long Term Treasury ETF	5.2%
SPDR Dow Jones Global Real Estate ETF	2.3%

TSR SAR SSBWX

State Street Target Retirement 2030 Fund

Class K: SSBYX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$1	0.02%

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,938,860,812
# of Portfolio Holdings	10
Portfolio Turnover Rate	7%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.8%
Short-Term Investments	1.6%

Top Ten Holdings

Holdings	% Value of Total Net Assets
State Street Equity 500 Index II Portfolio, K	27.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	24.3%
State Street Aggregate Bond Index Portfolio	18.5%
SPDR Bloomberg 1-10 Year TIPS ETF	8.6%
State Street Small/Mid Cap Equity Index Portfolio	6.9%
SPDR Bloomberg High Yield Bond ETF	6.1%
SPDR Portfolio Long Term Treasury ETF	5.2%
SPDR Dow Jones Global Real Estate ETF	2.3%

TSR SAR SSBYX

State Street Target Retirement 2035 Fund

Class - R3: SSAZX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class - R3	$28	0.54%

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,876,655,710
# of Portfolio Holdings	8
Portfolio Turnover Rate	6%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.8%
Short-Term Investments	0.2%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Equity 500 Index II Portfolio, K	31.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	29.9%
State Street Aggregate Bond Index Portfolio	15.3%
SPDR Portfolio Long Term Treasury ETF	9.7%
State Street Small/Mid Cap Equity Index Portfolio	8.9%
SPDR Bloomberg High Yield Bond ETF	4.5%

TSR SAR SSAZX

State Street Target Retirement 2035 Fund

Class I: SSCJX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,876,655,710
# of Portfolio Holdings	8
Portfolio Turnover Rate	6%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.8%
Short-Term Investments	0.2%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Equity 500 Index II Portfolio, K	31.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	29.9%
State Street Aggregate Bond Index Portfolio	15.3%
SPDR Portfolio Long Term Treasury ETF	9.7%
State Street Small/Mid Cap Equity Index Portfolio	8.9%
SPDR Bloomberg High Yield Bond ETF	4.5%

TSR SAR SSCJX

State Street Target Retirement 2035 Fund

Class K: SSCKX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$2	0.04%

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,876,655,710
# of Portfolio Holdings	8
Portfolio Turnover Rate	6%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.8%
Short-Term Investments	0.2%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Equity 500 Index II Portfolio, K	31.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	29.9%
State Street Aggregate Bond Index Portfolio	15.3%
SPDR Portfolio Long Term Treasury ETF	9.7%
State Street Small/Mid Cap Equity Index Portfolio	8.9%
SPDR Bloomberg High Yield Bond ETF	4.5%

TSR SAR SSCKX

State Street Target Retirement 2040 Fund

Class - R3: SSAKX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class - R3	$29	0.56%

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,637,735,289
# of Portfolio Holdings	8
Portfolio Turnover Rate	6%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.7%
Short-Term Investments	0.4%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Equity 500 Index II Portfolio, K	33.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	33.1%
State Street Small/Mid Cap Equity Index Portfolio	10.9%
State Street Aggregate Bond Index Portfolio	10.9%
SPDR Portfolio Long Term Treasury ETF	9.7%
SPDR Bloomberg High Yield Bond ETF	1.4%

TSR SAR SSAKX

State Street Target Retirement 2040 Fund

Class I: SSCNX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,637,735,289
# of Portfolio Holdings	8
Portfolio Turnover Rate	6%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.7%
Short-Term Investments	0.4%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Equity 500 Index II Portfolio, K	33.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	33.1%
State Street Small/Mid Cap Equity Index Portfolio	10.9%
State Street Aggregate Bond Index Portfolio	10.9%
SPDR Portfolio Long Term Treasury ETF	9.7%
SPDR Bloomberg High Yield Bond ETF	1.4%

TSR SAR SSCNX

State Street Target Retirement 2040 Fund

Class K: SSCQX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,637,735,289
# of Portfolio Holdings	8
Portfolio Turnover Rate	6%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.7%
Short-Term Investments	0.4%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Equity 500 Index II Portfolio, K	33.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	33.1%
State Street Small/Mid Cap Equity Index Portfolio	10.9%
State Street Aggregate Bond Index Portfolio	10.9%
SPDR Portfolio Long Term Treasury ETF	9.7%
SPDR Bloomberg High Yield Bond ETF	1.4%

TSR SAR SSCQX

State Street Target Retirement 2045 Fund

Class - R3: SSAOX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class - R3	$29	0.56%

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,418,301,492
# of Portfolio Holdings	6
Portfolio Turnover Rate	5%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.7%
Short-Term Investments	0.2%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.5%
State Street Equity 500 Index II Portfolio, K	35.0%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
SPDR Portfolio Long Term Treasury ETF	9.7%
State Street Aggregate Bond Index Portfolio	6.5%

TSR SAR SSAOX

State Street Target Retirement 2045 Fund

Class I: SSDDX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.23%

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,418,301,492
# of Portfolio Holdings	6
Portfolio Turnover Rate	5%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.7%
Short-Term Investments	0.2%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.5%
State Street Equity 500 Index II Portfolio, K	35.0%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
SPDR Portfolio Long Term Treasury ETF	9.7%
State Street Aggregate Bond Index Portfolio	6.5%

TSR SAR SSDDX

State Street Target Retirement 2045 Fund

Class K: SSDEX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,418,301,492
# of Portfolio Holdings	6
Portfolio Turnover Rate	5%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.7%
Short-Term Investments	0.2%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.5%
State Street Equity 500 Index II Portfolio, K	35.0%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
SPDR Portfolio Long Term Treasury ETF	9.7%
State Street Aggregate Bond Index Portfolio	6.5%

TSR SAR SSDEX

State Street Target Retirement 2050 Fund

Class - R3: SSAUX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class - R3	$29	0.56%

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,020,613,228
# of Portfolio Holdings	6
Portfolio Turnover Rate	6%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	100.2%
Short-Term Investments	0.2%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.8%
State Street Equity 500 Index II Portfolio, K	35.7%
State Street Small/Mid Cap Equity Index Portfolio	15.4%
SPDR Portfolio Long Term Treasury ETF	9.7%
State Street Aggregate Bond Index Portfolio	1.5%

TSR SAR SSAUX

State Street Target Retirement 2050 Fund

Class I: SSDJX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.23%

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,020,613,228
# of Portfolio Holdings	6
Portfolio Turnover Rate	6%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	100.2%
Short-Term Investments	0.2%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.8%
State Street Equity 500 Index II Portfolio, K	35.7%
State Street Small/Mid Cap Equity Index Portfolio	15.4%
SPDR Portfolio Long Term Treasury ETF	9.7%
State Street Aggregate Bond Index Portfolio	1.5%

TSR SAR SSDJX

State Street Target Retirement 2050 Fund

Class K: SSDLX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,020,613,228
# of Portfolio Holdings	6
Portfolio Turnover Rate	6%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	100.2%
Short-Term Investments	0.2%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.8%
State Street Equity 500 Index II Portfolio, K	35.7%
State Street Small/Mid Cap Equity Index Portfolio	15.4%
SPDR Portfolio Long Term Treasury ETF	9.7%
State Street Aggregate Bond Index Portfolio	1.5%

TSR SAR SSDLX

State Street Target Retirement 2055 Fund

Class - R3: SSAWX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class - R3	$29	0.56%

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,490,335,585
# of Portfolio Holdings	5
Portfolio Turnover Rate	6%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.6%
Short-Term Investments	0.3%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Equity 500 Index II Portfolio, K	35.6%
State Street Small/Mid Cap Equity Index Portfolio	16.1%
SPDR Portfolio Long Term Treasury ETF	9.7%

TSR SAR SSAWX

State Street Target Retirement 2055 Fund

Class I: SSDOX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.25%

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,490,335,585
# of Portfolio Holdings	5
Portfolio Turnover Rate	6%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.6%
Short-Term Investments	0.3%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Equity 500 Index II Portfolio, K	35.6%
State Street Small/Mid Cap Equity Index Portfolio	16.1%
SPDR Portfolio Long Term Treasury ETF	9.7%

TSR SAR SSDOX

State Street Target Retirement 2055 Fund

Class K: SSDQX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,490,335,585
# of Portfolio Holdings	5
Portfolio Turnover Rate	6%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.6%
Short-Term Investments	0.3%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Equity 500 Index II Portfolio, K	35.6%
State Street Small/Mid Cap Equity Index Portfolio	16.1%
SPDR Portfolio Long Term Treasury ETF	9.7%

TSR SAR SSDQX

State Street Target Retirement 2060 Fund

Class - R3: SSAYX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class - R3	$29	0.56%

Key Fund Statistics

Statistic	Value
Total Net Assets	$962,292,909
# of Portfolio Holdings	5
Portfolio Turnover Rate	7%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.6%
Short-Term Investments	0.3%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Equity 500 Index II Portfolio, K	35.6%
State Street Small/Mid Cap Equity Index Portfolio	16.1%
SPDR Portfolio Long Term Treasury ETF	9.7%

TSR SAR SSAYX

State Street Target Retirement 2060 Fund

Class I: SSDWX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%

Key Fund Statistics

Statistic	Value
Total Net Assets	$962,292,909
# of Portfolio Holdings	5
Portfolio Turnover Rate	7%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.6%
Short-Term Investments	0.3%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Equity 500 Index II Portfolio, K	35.6%
State Street Small/Mid Cap Equity Index Portfolio	16.1%
SPDR Portfolio Long Term Treasury ETF	9.7%

TSR SAR SSDWX

State Street Target Retirement 2060 Fund

Class K: SSDYX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%

Key Fund Statistics

Statistic	Value
Total Net Assets	$962,292,909
# of Portfolio Holdings	5
Portfolio Turnover Rate	7%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.6%
Short-Term Investments	0.3%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Equity 500 Index II Portfolio, K	35.6%
State Street Small/Mid Cap Equity Index Portfolio	16.1%
SPDR Portfolio Long Term Treasury ETF	9.7%

TSR SAR SSDYX

State Street Target Retirement 2065 Fund

Class - R3: SSFPX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class - R3	$29	0.56%

Key Fund Statistics

Statistic	Value
Total Net Assets	$277,259,241
# of Portfolio Holdings	5
Portfolio Turnover Rate	5%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.5%
Short-Term Investments	0.3%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Equity 500 Index II Portfolio, K	35.6%
State Street Small/Mid Cap Equity Index Portfolio	16.1%
SPDR Portfolio Long Term Treasury ETF	9.6%

TSR SAR SSFPX

State Street Target Retirement 2065 Fund

Class I: SSFJX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%

Key Fund Statistics

Statistic	Value
Total Net Assets	$277,259,241
# of Portfolio Holdings	5
Portfolio Turnover Rate	5%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.5%
Short-Term Investments	0.3%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Equity 500 Index II Portfolio, K	35.6%
State Street Small/Mid Cap Equity Index Portfolio	16.1%
SPDR Portfolio Long Term Treasury ETF	9.6%

TSR SAR SSFJX

State Street Target Retirement 2065 Fund

Class K: SSFKX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%

Key Fund Statistics

Statistic	Value
Total Net Assets	$277,259,241
# of Portfolio Holdings	5
Portfolio Turnover Rate	5%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.5%
Short-Term Investments	0.3%

Top Holdings

Holdings	% Value of Total Net Assets
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Equity 500 Index II Portfolio, K	35.6%
State Street Small/Mid Cap Equity Index Portfolio	16.1%
SPDR Portfolio Long Term Treasury ETF	9.6%

TSR SAR SSFKX

State Street Target Retirement Fund

Class - R3: SSFQX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class - R3	$22	0.43%

Key Fund Statistics

Statistic	Value
Total Net Assets	$661,532,908
# of Portfolio Holdings	10
Portfolio Turnover Rate	9%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.8%
Short-Term Investments	0.2%

Top Ten Holdings

Holdings	% Value of Total Net Assets
State Street Aggregate Bond Index Portfolio	19.9%
SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
SPDR Portfolio Short Term Treasury ETF	15.8%
State Street Equity 500 Index II Portfolio, K	15.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	11.5%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.1%
SPDR Portfolio Short Term Corporate Bond ETF	4.0%
State Street Small/Mid Cap Equity Index Portfolio	3.0%

TSR SAR SSFQX

State Street Target Retirement Fund

Class I: SSFNX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.13%

Key Fund Statistics

Statistic	Value
Total Net Assets	$661,532,908
# of Portfolio Holdings	10
Portfolio Turnover Rate	9%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.8%
Short-Term Investments	0.2%

Top Ten Holdings

Holdings	% Value of Total Net Assets
State Street Aggregate Bond Index Portfolio	19.9%
SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
SPDR Portfolio Short Term Treasury ETF	15.8%
State Street Equity 500 Index II Portfolio, K	15.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	11.5%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.1%
SPDR Portfolio Short Term Corporate Bond ETF	4.0%
State Street Small/Mid Cap Equity Index Portfolio	3.0%

TSR SAR SSFNX

State Street Target Retirement Fund

Class K: SSFOX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$(1)	(0.02)%

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses.

Key Fund Statistics

Statistic	Value
Total Net Assets	$661,532,908
# of Portfolio Holdings	10
Portfolio Turnover Rate	9%

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.8%
Short-Term Investments	0.2%

Top Ten Holdings

Holdings	% Value of Total Net Assets
State Street Aggregate Bond Index Portfolio	19.9%
SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
SPDR Portfolio Short Term Treasury ETF	15.8%
State Street Equity 500 Index II Portfolio, K	15.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	11.5%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.1%
SPDR Portfolio Short Term Corporate Bond ETF	4.0%
State Street Small/Mid Cap Equity Index Portfolio	3.0%

TSR SAR SSFOX

State Street Aggregate Bond Index Portfolio

SSAFX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Portfolio (the "Portfolio") for the period ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Portfolio by contacting us at 1-800-647-7327.

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Aggregate Bond Index Portfolio	$1	0.02%

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$3,067,286,899
# of Portfolio Holdings	5,299
Portfolio Turnover Rate	9%

What did the Portfolio invest in?

Security Type

Asset	% Value of Total Net Assets
U.S. Treasury Obligations	38.4%
U.S. Government Agency Obligations	26.2%
Corporate Bonds & Notes	21.1%
Bonds and Notes	8.7%
Short-Term Investments	4.6%
Foreign Government Obligations	2.6%
Mortgage-Backed Securities	0.7%
Municipal Bonds & Notes	0.4%
Asset-Backed Securities	0.4%
Commercial Mortgage Backed Securities	0.2%

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 2 Years	11.6%
2 to 3 Years	9.0%
3 to 5 Years	16.3%
5 to 10 Years	18.5%
10 to 20 Years	9.9%
20 to 30 Years	33.1%
Greater than 30 Years	2.8%

TSR SAR SSAFX

State Street Equity 500 Index Fund

Administrative Shares: STFAX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$9	0.17%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$6,432,762,132
# of Portfolio Holdings	510
Portfolio Turnover Rate	3%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in?

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	31.9%
Financials	12.2%
Health Care	11.6%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.0%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.2%
Real Estate	2.1%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Apple, Inc.	6.5%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Berkshire Hathaway, Inc., B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.2%

TSR SAR STFAX

State Street Equity 500 Index Fund

Class A: SSSVX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.47%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$6,432,762,132
# of Portfolio Holdings	510
Portfolio Turnover Rate	3%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in?

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	31.9%
Financials	12.2%
Health Care	11.6%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.0%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.2%
Real Estate	2.1%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Apple, Inc.	6.5%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Berkshire Hathaway, Inc., B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.2%

TSR SAR SSSVX

State Street Equity 500 Index Fund

Class I: SSSWX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.18%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$6,432,762,132
# of Portfolio Holdings	510
Portfolio Turnover Rate	3%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in?

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	31.9%
Financials	12.2%
Health Care	11.6%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.0%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.2%
Real Estate	2.1%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Apple, Inc.	6.5%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Berkshire Hathaway, Inc., B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.2%

TSR SAR SSSWX

State Street Equity 500 Index Fund

Class K: SSSYX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$1	0.02%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$6,432,762,132
# of Portfolio Holdings	510
Portfolio Turnover Rate	3%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in?

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	31.9%
Financials	12.2%
Health Care	11.6%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.0%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.2%
Real Estate	2.1%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Apple, Inc.	6.5%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Berkshire Hathaway, Inc., B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.2%

TSR SAR SSSYX

State Street Equity 500 Index Fund

Class R Shares: SSFRX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$33	0.62%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$6,432,762,132
# of Portfolio Holdings	510
Portfolio Turnover Rate	3%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in?

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	31.9%
Financials	12.2%
Health Care	11.6%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.0%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.2%
Real Estate	2.1%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Apple, Inc.	6.5%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Berkshire Hathaway, Inc., B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.2%

TSR SAR SSFRX

State Street Equity 500 Index Fund

Service Shares: STBIX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$14	0.27%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$6,432,762,132
# of Portfolio Holdings	510
Portfolio Turnover Rate	3%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in?

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	31.9%
Financials	12.2%
Health Care	11.6%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.0%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.2%
Real Estate	2.1%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Apple, Inc.	6.5%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Berkshire Hathaway, Inc., B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.2%

TSR SAR STBIX

State Street Institutional Liquid Reserves Fund

Administration Class: SSYXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$19	0.37%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$16,332,936,177
# of Portfolio Holdings	148

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	60.3%
8 to 30 Days	9.8%
31 to 60 Days	15.7%
61 to 90 Days	2.8%
91 to 180 Days	6.7%
Over 180 Days	2.8%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
JP Morgan SEC LLC TPR D Tri Party Repo D, 5.33%, due 07/01/24	3.2%
Skandinaviska Enskilda Banken AB, 5.31%, due 07/01/24	3.1%
KBC Bank NV, 5.31%, due 07/01/24	3.1%
Australia & New Zealand Banking Group Ltd., 5.32%, due 07/01/24	2.6%
Royal Bank of Canada, 5.32%, due 07/01/24	2.4%
BNP Paribas Prime Brokerage International Ltd. Tri Party Repo, 5.47%, due 07/01/24	2.1%
Abu Dhabi International Bank I, 5.32%, due 07/01/24	2.1%
Bank of Montreal Head Office, 5.32%, due 07/01/24	2.1%
Nationwide Building Society, 5.32%, due 07/05/24	2.1%
ABN Amro Bank N.V., 5.33%, due 07/03/24	1.9%

TSR SAR SSYXX

State Street Institutional Liquid Reserves Fund

Bancroft Capital Class: VTDXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$16,332,936,177
# of Portfolio Holdings	148

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	60.3%
8 to 30 Days	9.8%
31 to 60 Days	15.7%
61 to 90 Days	2.8%
91 to 180 Days	6.7%
Over 180 Days	2.8%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
JP Morgan SEC LLC TPR D Tri Party Repo D, 5.33%, due 07/01/24	3.2%
Skandinaviska Enskilda Banken AB, 5.31%, due 07/01/24	3.1%
KBC Bank NV, 5.31%, due 07/01/24	3.1%
Australia & New Zealand Banking Group Ltd., 5.32%, due 07/01/24	2.6%
Royal Bank of Canada, 5.32%, due 07/01/24	2.4%
BNP Paribas Prime Brokerage International Ltd. Tri Party Repo, 5.47%, due 07/01/24	2.1%
Abu Dhabi International Bank I, 5.32%, due 07/01/24	2.1%
Bank of Montreal Head Office, 5.32%, due 07/01/24	2.1%
Nationwide Building Society, 5.32%, due 07/05/24	2.1%
ABN Amro Bank N.V., 5.33%, due 07/03/24	1.9%

TSR SAR VTDXX

State Street Institutional Liquid Reserves Fund

Institutional Class: SSHXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$8	0.15%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$16,332,936,177
# of Portfolio Holdings	148

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	60.3%
8 to 30 Days	9.8%
31 to 60 Days	15.7%
61 to 90 Days	2.8%
91 to 180 Days	6.7%
Over 180 Days	2.8%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
JP Morgan SEC LLC TPR D Tri Party Repo D, 5.33%, due 07/01/24	3.2%
Skandinaviska Enskilda Banken AB, 5.31%, due 07/01/24	3.1%
KBC Bank NV, 5.31%, due 07/01/24	3.1%
Australia & New Zealand Banking Group Ltd., 5.32%, due 07/01/24	2.6%
Royal Bank of Canada, 5.32%, due 07/01/24	2.4%
BNP Paribas Prime Brokerage International Ltd. Tri Party Repo, 5.47%, due 07/01/24	2.1%
Abu Dhabi International Bank I, 5.32%, due 07/01/24	2.1%
Bank of Montreal Head Office, 5.32%, due 07/01/24	2.1%
Nationwide Building Society, 5.32%, due 07/05/24	2.1%
ABN Amro Bank N.V., 5.33%, due 07/03/24	1.9%

TSR SAR SSHXX

State Street Institutional Liquid Reserves Fund

Investment Class: SSVXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$23	0.45%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$16,332,936,177
# of Portfolio Holdings	148

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	60.3%
8 to 30 Days	9.8%
31 to 60 Days	15.7%
61 to 90 Days	2.8%
91 to 180 Days	6.7%
Over 180 Days	2.8%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
JP Morgan SEC LLC TPR D Tri Party Repo D, 5.33%, due 07/01/24	3.2%
Skandinaviska Enskilda Banken AB, 5.31%, due 07/01/24	3.1%
KBC Bank NV, 5.31%, due 07/01/24	3.1%
Australia & New Zealand Banking Group Ltd., 5.32%, due 07/01/24	2.6%
Royal Bank of Canada, 5.32%, due 07/01/24	2.4%
BNP Paribas Prime Brokerage International Ltd. Tri Party Repo, 5.47%, due 07/01/24	2.1%
Abu Dhabi International Bank I, 5.32%, due 07/01/24	2.1%
Bank of Montreal Head Office, 5.32%, due 07/01/24	2.1%
Nationwide Building Society, 5.32%, due 07/05/24	2.1%
ABN Amro Bank N.V., 5.33%, due 07/03/24	1.9%

TSR SAR SSVXX

State Street Institutional Liquid Reserves Fund

Investor Class: SSZXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$10	0.20%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$16,332,936,177
# of Portfolio Holdings	148

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	60.3%
8 to 30 Days	9.8%
31 to 60 Days	15.7%
61 to 90 Days	2.8%
91 to 180 Days	6.7%
Over 180 Days	2.8%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
JP Morgan SEC LLC TPR D Tri Party Repo D, 5.33%, due 07/01/24	3.2%
Skandinaviska Enskilda Banken AB, 5.31%, due 07/01/24	3.1%
KBC Bank NV, 5.31%, due 07/01/24	3.1%
Australia & New Zealand Banking Group Ltd., 5.32%, due 07/01/24	2.6%
Royal Bank of Canada, 5.32%, due 07/01/24	2.4%
BNP Paribas Prime Brokerage International Ltd. Tri Party Repo, 5.47%, due 07/01/24	2.1%
Abu Dhabi International Bank I, 5.32%, due 07/01/24	2.1%
Bank of Montreal Head Office, 5.32%, due 07/01/24	2.1%
Nationwide Building Society, 5.32%, due 07/05/24	2.1%
ABN Amro Bank N.V., 5.33%, due 07/03/24	1.9%

TSR SAR SSZXX

State Street Institutional Liquid Reserves Fund

Opportunity Class: OPIXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$8	0.15%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$16,332,936,177
# of Portfolio Holdings	148

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	60.3%
8 to 30 Days	9.8%
31 to 60 Days	15.7%
61 to 90 Days	2.8%
91 to 180 Days	6.7%
Over 180 Days	2.8%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
JP Morgan SEC LLC TPR D Tri Party Repo D, 5.33%, due 07/01/24	3.2%
Skandinaviska Enskilda Banken AB, 5.31%, due 07/01/24	3.1%
KBC Bank NV, 5.31%, due 07/01/24	3.1%
Australia & New Zealand Banking Group Ltd., 5.32%, due 07/01/24	2.6%
Royal Bank of Canada, 5.32%, due 07/01/24	2.4%
BNP Paribas Prime Brokerage International Ltd. Tri Party Repo, 5.47%, due 07/01/24	2.1%
Abu Dhabi International Bank I, 5.32%, due 07/01/24	2.1%
Bank of Montreal Head Office, 5.32%, due 07/01/24	2.1%
Nationwide Building Society, 5.32%, due 07/05/24	2.1%
ABN Amro Bank N.V., 5.33%, due 07/03/24	1.9%

TSR SAR OPIXX

State Street Institutional Liquid Reserves Fund

Premier Class: SSIXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$6	0.12%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$16,332,936,177
# of Portfolio Holdings	148

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	60.3%
8 to 30 Days	9.8%
31 to 60 Days	15.7%
61 to 90 Days	2.8%
91 to 180 Days	6.7%
Over 180 Days	2.8%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
JP Morgan SEC LLC TPR D Tri Party Repo D, 5.33%, due 07/01/24	3.2%
Skandinaviska Enskilda Banken AB, 5.31%, due 07/01/24	3.1%
KBC Bank NV, 5.31%, due 07/01/24	3.1%
Australia & New Zealand Banking Group Ltd., 5.32%, due 07/01/24	2.6%
Royal Bank of Canada, 5.32%, due 07/01/24	2.4%
BNP Paribas Prime Brokerage International Ltd. Tri Party Repo, 5.47%, due 07/01/24	2.1%
Abu Dhabi International Bank I, 5.32%, due 07/01/24	2.1%
Bank of Montreal Head Office, 5.32%, due 07/01/24	2.1%
Nationwide Building Society, 5.32%, due 07/05/24	2.1%
ABN Amro Bank N.V., 5.33%, due 07/03/24	1.9%

TSR SAR SSIXX

State Street Institutional Liquid Reserves Fund

Trust Class: TILXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$9	0.17%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$16,332,936,177
# of Portfolio Holdings	148

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	60.3%
8 to 30 Days	9.8%
31 to 60 Days	15.7%
61 to 90 Days	2.8%
91 to 180 Days	6.7%
Over 180 Days	2.8%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
JP Morgan SEC LLC TPR D Tri Party Repo D, 5.33%, due 07/01/24	3.2%
Skandinaviska Enskilda Banken AB, 5.31%, due 07/01/24	3.1%
KBC Bank NV, 5.31%, due 07/01/24	3.1%
Australia & New Zealand Banking Group Ltd., 5.32%, due 07/01/24	2.6%
Royal Bank of Canada, 5.32%, due 07/01/24	2.4%
BNP Paribas Prime Brokerage International Ltd. Tri Party Repo, 5.47%, due 07/01/24	2.1%
Abu Dhabi International Bank I, 5.32%, due 07/01/24	2.1%
Bank of Montreal Head Office, 5.32%, due 07/01/24	2.1%
Nationwide Building Society, 5.32%, due 07/05/24	2.1%
ABN Amro Bank N.V., 5.33%, due 07/03/24	1.9%

TSR SAR TILXX

State Street Institutional Treasury Money Market Fund

Administration Class: SSKXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$18	0.36%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$11,525,278,991
# of Portfolio Holdings	159

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	6.8%
8 to 30 Days	35.2%
31 to 60 Days	27.7%
61 to 90 Days	8.2%
91 to 180 Days	18.2%
Over 180 Days	4.4%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Bills, 5.26%, due 08/20/24	6.9%
U.S. Treasury Bills, 4.75%, due 07/09/24	5.2%
U.S. Treasury Bills, 4.87%, due 07/11/24	4.0%
U.S. Treasury Floating Rate Notes, 5.34%, due 07/31/24	3.6%
U.S. Treasury Bills, 5.13%, due 07/23/24	3.4%
U.S. Treasury Bills, 5.15%, due 07/25/24	3.1%
U.S. Treasury Bills, 5.25%, due 08/13/24	2.4%
U.S. Treasury Floating Rate Notes, 5.45%, due 10/31/24	2.3%
U.S. Treasury Bills, 5.05%, due 07/18/24	2.3%
U.S. Treasury Bills, 5.25%, due 08/20/24	2.2%

TSR SAR SSKXX

State Street Institutional Treasury Money Market Fund

Bancroft Capital Class: VTTXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$11,525,278,991
# of Portfolio Holdings	159

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	6.8%
8 to 30 Days	35.2%
31 to 60 Days	27.7%
61 to 90 Days	8.2%
91 to 180 Days	18.2%
Over 180 Days	4.4%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Bills, 5.26%, due 08/20/24	6.9%
U.S. Treasury Bills, 4.75%, due 07/09/24	5.2%
U.S. Treasury Bills, 4.87%, due 07/11/24	4.0%
U.S. Treasury Floating Rate Notes, 5.34%, due 07/31/24	3.6%
U.S. Treasury Bills, 5.13%, due 07/23/24	3.4%
U.S. Treasury Bills, 5.15%, due 07/25/24	3.1%
U.S. Treasury Bills, 5.25%, due 08/13/24	2.4%
U.S. Treasury Floating Rate Notes, 5.45%, due 10/31/24	2.3%
U.S. Treasury Bills, 5.05%, due 07/18/24	2.3%
U.S. Treasury Bills, 5.25%, due 08/20/24	2.2%

TSR SAR VTTXX

State Street Institutional Treasury Money Market Fund

Cabrera Capital Markets Class: CSJXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$11,525,278,991
# of Portfolio Holdings	159

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	6.8%
8 to 30 Days	35.2%
31 to 60 Days	27.7%
61 to 90 Days	8.2%
91 to 180 Days	18.2%
Over 180 Days	4.4%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Bills, 5.26%, due 08/20/24	6.9%
U.S. Treasury Bills, 4.75%, due 07/09/24	5.2%
U.S. Treasury Bills, 4.87%, due 07/11/24	4.0%
U.S. Treasury Floating Rate Notes, 5.34%, due 07/31/24	3.6%
U.S. Treasury Bills, 5.13%, due 07/23/24	3.4%
U.S. Treasury Bills, 5.15%, due 07/25/24	3.1%
U.S. Treasury Bills, 5.25%, due 08/13/24	2.4%
U.S. Treasury Floating Rate Notes, 5.45%, due 10/31/24	2.3%
U.S. Treasury Bills, 5.05%, due 07/18/24	2.3%
U.S. Treasury Bills, 5.25%, due 08/20/24	2.2%

TSR SAR CSJXX

State Street Institutional Treasury Money Market Fund

Institutional Class: SSJXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$11,525,278,991
# of Portfolio Holdings	159

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	6.8%
8 to 30 Days	35.2%
31 to 60 Days	27.7%
61 to 90 Days	8.2%
91 to 180 Days	18.2%
Over 180 Days	4.4%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Bills, 5.26%, due 08/20/24	6.9%
U.S. Treasury Bills, 4.75%, due 07/09/24	5.2%
U.S. Treasury Bills, 4.87%, due 07/11/24	4.0%
U.S. Treasury Floating Rate Notes, 5.34%, due 07/31/24	3.6%
U.S. Treasury Bills, 5.13%, due 07/23/24	3.4%
U.S. Treasury Bills, 5.15%, due 07/25/24	3.1%
U.S. Treasury Bills, 5.25%, due 08/13/24	2.4%
U.S. Treasury Floating Rate Notes, 5.45%, due 10/31/24	2.3%
U.S. Treasury Bills, 5.05%, due 07/18/24	2.3%
U.S. Treasury Bills, 5.25%, due 08/20/24	2.2%

TSR SAR SSJXX

State Street Institutional Treasury Money Market Fund

Investment Class: TRVXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$23	0.46%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$11,525,278,991
# of Portfolio Holdings	159

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	6.8%
8 to 30 Days	35.2%
31 to 60 Days	27.7%
61 to 90 Days	8.2%
91 to 180 Days	18.2%
Over 180 Days	4.4%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Bills, 5.26%, due 08/20/24	6.9%
U.S. Treasury Bills, 4.75%, due 07/09/24	5.2%
U.S. Treasury Bills, 4.87%, due 07/11/24	4.0%
U.S. Treasury Floating Rate Notes, 5.34%, due 07/31/24	3.6%
U.S. Treasury Bills, 5.13%, due 07/23/24	3.4%
U.S. Treasury Bills, 5.15%, due 07/25/24	3.1%
U.S. Treasury Bills, 5.25%, due 08/13/24	2.4%
U.S. Treasury Floating Rate Notes, 5.45%, due 10/31/24	2.3%
U.S. Treasury Bills, 5.05%, due 07/18/24	2.3%
U.S. Treasury Bills, 5.25%, due 08/20/24	2.2%

TSR SAR TRVXX

State Street Institutional Treasury Money Market Fund

Investor Class : SSNXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$10	0.19%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$11,525,278,991
# of Portfolio Holdings	159

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	6.8%
8 to 30 Days	35.2%
31 to 60 Days	27.7%
61 to 90 Days	8.2%
91 to 180 Days	18.2%
Over 180 Days	4.4%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Bills, 5.26%, due 08/20/24	6.9%
U.S. Treasury Bills, 4.75%, due 07/09/24	5.2%
U.S. Treasury Bills, 4.87%, due 07/11/24	4.0%
U.S. Treasury Floating Rate Notes, 5.34%, due 07/31/24	3.6%
U.S. Treasury Bills, 5.13%, due 07/23/24	3.4%
U.S. Treasury Bills, 5.15%, due 07/25/24	3.1%
U.S. Treasury Bills, 5.25%, due 08/13/24	2.4%
U.S. Treasury Floating Rate Notes, 5.45%, due 10/31/24	2.3%
U.S. Treasury Bills, 5.05%, due 07/18/24	2.3%
U.S. Treasury Bills, 5.25%, due 08/20/24	2.2%

TSR SAR SSNXX

State Street Institutional Treasury Money Market Fund

Opportunity Class: OPRXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$11,525,278,991
# of Portfolio Holdings	159

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	6.8%
8 to 30 Days	35.2%
31 to 60 Days	27.7%
61 to 90 Days	8.2%
91 to 180 Days	18.2%
Over 180 Days	4.4%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Bills, 5.26%, due 08/20/24	6.9%
U.S. Treasury Bills, 4.75%, due 07/09/24	5.2%
U.S. Treasury Bills, 4.87%, due 07/11/24	4.0%
U.S. Treasury Floating Rate Notes, 5.34%, due 07/31/24	3.6%
U.S. Treasury Bills, 5.13%, due 07/23/24	3.4%
U.S. Treasury Bills, 5.15%, due 07/25/24	3.1%
U.S. Treasury Bills, 5.25%, due 08/13/24	2.4%
U.S. Treasury Floating Rate Notes, 5.45%, due 10/31/24	2.3%
U.S. Treasury Bills, 5.05%, due 07/18/24	2.3%
U.S. Treasury Bills, 5.25%, due 08/20/24	2.2%

TSR SAR OPRXX

State Street Institutional Treasury Money Market Fund

Premier Class: TRIXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$6	0.11%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$11,525,278,991
# of Portfolio Holdings	159

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	6.8%
8 to 30 Days	35.2%
31 to 60 Days	27.7%
61 to 90 Days	8.2%
91 to 180 Days	18.2%
Over 180 Days	4.4%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Bills, 5.26%, due 08/20/24	6.9%
U.S. Treasury Bills, 4.75%, due 07/09/24	5.2%
U.S. Treasury Bills, 4.87%, due 07/11/24	4.0%
U.S. Treasury Floating Rate Notes, 5.34%, due 07/31/24	3.6%
U.S. Treasury Bills, 5.13%, due 07/23/24	3.4%
U.S. Treasury Bills, 5.15%, due 07/25/24	3.1%
U.S. Treasury Bills, 5.25%, due 08/13/24	2.4%
U.S. Treasury Floating Rate Notes, 5.45%, due 10/31/24	2.3%
U.S. Treasury Bills, 5.05%, due 07/18/24	2.3%
U.S. Treasury Bills, 5.25%, due 08/20/24	2.2%

TSR SAR TRIXX

State Street Institutional Treasury Plus Money Market Fund

Administration Class: SSQXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$18	0.36%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$43,310,603,428
# of Portfolio Holdings	161

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Citigroup Tri Party A, 5.33%, due 07/01/24	6.5%
FICCUB Bi Party Repo, 5.34%, due 07/01/24	3.8%
FICCJP Tri Party Repo A, 5.32%, due 07/01/24	3.1%
MUFG Securities Repo, 5.32%, due 07/01/24	3.1%
U.S. Treasury Bills, 5.23%, due 08/06/24	1.8%
U.S. Treasury Bills, 5.01%, due 08/08/24	1.8%
U.S. Treasury Bills, 4.96%, due 07/16/24	1.7%
HSBC Tri Party A, 5.32%, due 07/01/24	1.5%
JP Morgan Securities LLC TPR A, 5.32%, due 07/01/24	1.5%
U.S. Treasury Bills, 5.31%, due 09/24/24	1.4%

TSR SAR SSQXX

State Street Institutional Treasury Plus Money Market Fund

Bancroft Capital Class: VTLXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$43,310,603,428
# of Portfolio Holdings	161

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Citigroup Tri Party A, 5.33%, due 07/01/24	6.5%
FICCUB Bi Party Repo, 5.34%, due 07/01/24	3.8%
FICCJP Tri Party Repo A, 5.32%, due 07/01/24	3.1%
MUFG Securities Repo, 5.32%, due 07/01/24	3.1%
U.S. Treasury Bills, 5.23%, due 08/06/24	1.8%
U.S. Treasury Bills, 5.01%, due 08/08/24	1.8%
U.S. Treasury Bills, 4.96%, due 07/16/24	1.7%
HSBC Tri Party A, 5.32%, due 07/01/24	1.5%
JP Morgan Securities LLC TPR A, 5.32%, due 07/01/24	1.5%
U.S. Treasury Bills, 5.31%, due 09/24/24	1.4%

TSR SAR VTLXX

State Street Institutional Treasury Plus Money Market Fund

Blaylock Van Class: BVYXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blaylock Van Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$43,310,603,428
# of Portfolio Holdings	161

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Citigroup Tri Party A, 5.33%, due 07/01/24	6.5%
FICCUB Bi Party Repo, 5.34%, due 07/01/24	3.8%
FICCJP Tri Party Repo A, 5.32%, due 07/01/24	3.1%
MUFG Securities Repo, 5.32%, due 07/01/24	3.1%
U.S. Treasury Bills, 5.23%, due 08/06/24	1.8%
U.S. Treasury Bills, 5.01%, due 08/08/24	1.8%
U.S. Treasury Bills, 4.96%, due 07/16/24	1.7%
HSBC Tri Party A, 5.32%, due 07/01/24	1.5%
JP Morgan Securities LLC TPR A, 5.32%, due 07/01/24	1.5%
U.S. Treasury Bills, 5.31%, due 09/24/24	1.4%

TSR SAR BVYXX

State Street Institutional Treasury Plus Money Market Fund

Cabrera Capital Markets Class: CAJXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$43,310,603,428
# of Portfolio Holdings	161

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Citigroup Tri Party A, 5.33%, due 07/01/24	6.5%
FICCUB Bi Party Repo, 5.34%, due 07/01/24	3.8%
FICCJP Tri Party Repo A, 5.32%, due 07/01/24	3.1%
MUFG Securities Repo, 5.32%, due 07/01/24	3.1%
U.S. Treasury Bills, 5.23%, due 08/06/24	1.8%
U.S. Treasury Bills, 5.01%, due 08/08/24	1.8%
U.S. Treasury Bills, 4.96%, due 07/16/24	1.7%
HSBC Tri Party A, 5.32%, due 07/01/24	1.5%
JP Morgan Securities LLC TPR A, 5.32%, due 07/01/24	1.5%
U.S. Treasury Bills, 5.31%, due 09/24/24	1.4%

TSR SAR CAJXX

State Street Institutional Treasury Plus Money Market Fund

Institutional Class: SAJXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$43,310,603,428
# of Portfolio Holdings	161

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Citigroup Tri Party A, 5.33%, due 07/01/24	6.5%
FICCUB Bi Party Repo, 5.34%, due 07/01/24	3.8%
FICCJP Tri Party Repo A, 5.32%, due 07/01/24	3.1%
MUFG Securities Repo, 5.32%, due 07/01/24	3.1%
U.S. Treasury Bills, 5.23%, due 08/06/24	1.8%
U.S. Treasury Bills, 5.01%, due 08/08/24	1.8%
U.S. Treasury Bills, 4.96%, due 07/16/24	1.7%
HSBC Tri Party A, 5.32%, due 07/01/24	1.5%
JP Morgan Securities LLC TPR A, 5.32%, due 07/01/24	1.5%
U.S. Treasury Bills, 5.31%, due 09/24/24	1.4%

00302044 TSR SAR SAJXX

State Street Institutional Treasury Plus Money Market Fund

Investment Class: TPVXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$23	0.46%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$43,310,603,428
# of Portfolio Holdings	161

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Citigroup Tri Party A, 5.33%, due 07/01/24	6.5%
FICCUB Bi Party Repo, 5.34%, due 07/01/24	3.8%
FICCJP Tri Party Repo A, 5.32%, due 07/01/24	3.1%
MUFG Securities Repo, 5.32%, due 07/01/24	3.1%
U.S. Treasury Bills, 5.23%, due 08/06/24	1.8%
U.S. Treasury Bills, 5.01%, due 08/08/24	1.8%
U.S. Treasury Bills, 4.96%, due 07/16/24	1.7%
HSBC Tri Party A, 5.32%, due 07/01/24	1.5%
JP Morgan Securities LLC TPR A, 5.32%, due 07/01/24	1.5%
U.S. Treasury Bills, 5.31%, due 09/24/24	1.4%

TSR SAR TPVXX

State Street Institutional Treasury Plus Money Market Fund

Investor Class: SAEXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$10	0.19%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$43,310,603,428
# of Portfolio Holdings	161

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Citigroup Tri Party A, 5.33%, due 07/01/24	6.5%
FICCUB Bi Party Repo, 5.34%, due 07/01/24	3.8%
FICCJP Tri Party Repo A, 5.32%, due 07/01/24	3.1%
MUFG Securities Repo, 5.32%, due 07/01/24	3.1%
U.S. Treasury Bills, 5.23%, due 08/06/24	1.8%
U.S. Treasury Bills, 5.01%, due 08/08/24	1.8%
U.S. Treasury Bills, 4.96%, due 07/16/24	1.7%
HSBC Tri Party A, 5.32%, due 07/01/24	1.5%
JP Morgan Securities LLC TPR A, 5.32%, due 07/01/24	1.5%
U.S. Treasury Bills, 5.31%, due 09/24/24	1.4%

TSR SAR SAEXX

State Street Institutional Treasury Plus Money Market Fund

Opportunity Class: OPTXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$43,310,603,428
# of Portfolio Holdings	161

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Citigroup Tri Party A, 5.33%, due 07/01/24	6.5%
FICCUB Bi Party Repo, 5.34%, due 07/01/24	3.8%
FICCJP Tri Party Repo A, 5.32%, due 07/01/24	3.1%
MUFG Securities Repo, 5.32%, due 07/01/24	3.1%
U.S. Treasury Bills, 5.23%, due 08/06/24	1.8%
U.S. Treasury Bills, 5.01%, due 08/08/24	1.8%
U.S. Treasury Bills, 4.96%, due 07/16/24	1.7%
HSBC Tri Party A, 5.32%, due 07/01/24	1.5%
JP Morgan Securities LLC TPR A, 5.32%, due 07/01/24	1.5%
U.S. Treasury Bills, 5.31%, due 09/24/24	1.4%

TSR SAR OPTXX

State Street Institutional Treasury Plus Money Market Fund

Premier Class: TPIXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$6	0.11%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$43,310,603,428
# of Portfolio Holdings	161

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Citigroup Tri Party A, 5.33%, due 07/01/24	6.5%
FICCUB Bi Party Repo, 5.34%, due 07/01/24	3.8%
FICCJP Tri Party Repo A, 5.32%, due 07/01/24	3.1%
MUFG Securities Repo, 5.32%, due 07/01/24	3.1%
U.S. Treasury Bills, 5.23%, due 08/06/24	1.8%
U.S. Treasury Bills, 5.01%, due 08/08/24	1.8%
U.S. Treasury Bills, 4.96%, due 07/16/24	1.7%
HSBC Tri Party A, 5.32%, due 07/01/24	1.5%
JP Morgan Securities LLC TPR A, 5.32%, due 07/01/24	1.5%
U.S. Treasury Bills, 5.31%, due 09/24/24	1.4%

TSR SAR TPIXX

State Street Institutional Treasury Plus Money Market Fund

Trust Class: TPLXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$9	0.17%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$43,310,603,428
# of Portfolio Holdings	161

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Citigroup Tri Party A, 5.33%, due 07/01/24	6.5%
FICCUB Bi Party Repo, 5.34%, due 07/01/24	3.8%
FICCJP Tri Party Repo A, 5.32%, due 07/01/24	3.1%
MUFG Securities Repo, 5.32%, due 07/01/24	3.1%
U.S. Treasury Bills, 5.23%, due 08/06/24	1.8%
U.S. Treasury Bills, 5.01%, due 08/08/24	1.8%
U.S. Treasury Bills, 4.96%, due 07/16/24	1.7%
HSBC Tri Party A, 5.32%, due 07/01/24	1.5%
JP Morgan Securities LLC TPR A, 5.32%, due 07/01/24	1.5%
U.S. Treasury Bills, 5.31%, due 09/24/24	1.4%

TSR SAR TPLXX

State Street Institutional U.S. Government Money Market Fund

Administration Class: SALXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$19	0.37%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$136,277,579,967
# of Portfolio Holdings	210

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Based on holdings of the Portfolio, in which the Fund invests.

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	36.1%
8 to 30 Days	6.8%
31 to 60 Days	10.1%
61 to 90 Days	6.8%
91 to 180 Days	19.6%
Over 180 Days	10.6%

TSR SAR SALXX

State Street Institutional U.S. Government Money Market Fund

Bancroft Capital Class: VTGXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$136,277,579,967
# of Portfolio Holdings	210

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Based on holdings of the Portfolio, in which the Fund invests.

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	36.1%
8 to 30 Days	6.8%
31 to 60 Days	10.1%
61 to 90 Days	6.8%
91 to 180 Days	19.6%
Over 180 Days	10.6%

TSR SAR VTGXX

State Street Institutional U.S. Government Money Market Fund

Blaylock Van Class: BUYXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blaylock Van Class	$8	0.15%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$136,277,579,967
# of Portfolio Holdings	210

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Based on holdings of the Portfolio, in which the Fund invests.

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	36.1%
8 to 30 Days	6.8%
31 to 60 Days	10.1%
61 to 90 Days	6.8%
91 to 180 Days	19.6%
Over 180 Days	10.6%

TSR SAR BUYXX

State Street Institutional U.S. Government Money Market Fund

Cabrera Capital Markets Class: CAHXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$136,277,579,967
# of Portfolio Holdings	210

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Based on holdings of the Portfolio, in which the Fund invests.

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	36.1%
8 to 30 Days	6.8%
31 to 60 Days	10.1%
61 to 90 Days	6.8%
91 to 180 Days	19.6%
Over 180 Days	10.6%

TSR SAR CAHXX

State Street Institutional U.S. Government Money Market Fund

Class G: SSOXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$4	0.08%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$136,277,579,967
# of Portfolio Holdings	210

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Based on holdings of the Portfolio, in which the Fund invests.

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	36.1%
8 to 30 Days	6.8%
31 to 60 Days	10.1%
61 to 90 Days	6.8%
91 to 180 Days	19.6%
Over 180 Days	10.6%

TSR SAR SSOXX

State Street Institutional U.S. Government Money Market Fund

Institutional Class: SAHXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$136,277,579,967
# of Portfolio Holdings	210

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Based on holdings of the Portfolio, in which the Fund invests.

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	36.1%
8 to 30 Days	6.8%
31 to 60 Days	10.1%
61 to 90 Days	6.8%
91 to 180 Days	19.6%
Over 180 Days	10.6%

00302043 TSR SAR SAHXX

State Street Institutional U.S. Government Money Market Fund

Investment Class: GVVXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$24	0.47%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$136,277,579,967
# of Portfolio Holdings	210

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Based on holdings of the Portfolio, in which the Fund invests.

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	36.1%
8 to 30 Days	6.8%
31 to 60 Days	10.1%
61 to 90 Days	6.8%
91 to 180 Days	19.6%
Over 180 Days	10.6%

TSR SAR GVVXX

State Street Institutional U.S. Government Money Market Fund

Investor Class: SAMXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$10	0.20%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$136,277,579,967
# of Portfolio Holdings	210

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Based on holdings of the Portfolio, in which the Fund invests.

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	36.1%
8 to 30 Days	6.8%
31 to 60 Days	10.1%
61 to 90 Days	6.8%
91 to 180 Days	19.6%
Over 180 Days	10.6%

TSR SAR SAMXX

State Street Institutional U.S. Government Money Market Fund

Opportunity Class: OPGXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$7	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$136,277,579,967
# of Portfolio Holdings	210

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Based on holdings of the Portfolio, in which the Fund invests.

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	36.1%
8 to 30 Days	6.8%
31 to 60 Days	10.1%
61 to 90 Days	6.8%
91 to 180 Days	19.6%
Over 180 Days	10.6%

TSR SAR OPGXX

State Street Institutional U.S. Government Money Market Fund

Premier Class: GVMXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$6	0.11%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$136,277,579,967
# of Portfolio Holdings	210

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Based on holdings of the Portfolio, in which the Fund invests.

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	36.1%
8 to 30 Days	6.8%
31 to 60 Days	10.1%
61 to 90 Days	6.8%
91 to 180 Days	19.6%
Over 180 Days	10.6%

TSR SAR GVMXX

State Street Institutional U.S. Government Money Market Fund

Select Class: GVSXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$4	0.08%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$136,277,579,967
# of Portfolio Holdings	210

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	40.2%
Treasury Repurchase Agreements	19.9%
Government Agency Repurchase Agreements	16.8%
Government Agency Debt	13.0%

Based on holdings of the Portfolio, in which the Fund invests.

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	36.1%
8 to 30 Days	6.8%
31 to 60 Days	10.1%
61 to 90 Days	6.8%
91 to 180 Days	19.6%
Over 180 Days	10.6%

TSR SAR GVSXX

State Street Small/Mid Cap Equity Index Portfolio

SSMHX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Portfolio (the "Portfolio") for the period ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Portfolio by contacting us at 1-800-647-7327.

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Small/Mid Cap Equity Index Portfolio	$1	0.02%

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$2,523,851,402
# of Portfolio Holdings	2,505
Portfolio Turnover Rate	9%

What did the Portfolio invest in?

Security Type

Asset	% Value of Total Net Assets
Common Stocks	99.4%
Short-Term Investments	3.2%

Top Ten Industry

Industry	% Value of Total Net Assets
Software	8.8%
Banks	5.8%
Biotechnology	5.2%
Oil, Gas & Consumable Fuels	3.8%
Capital Markets	3.8%
Financial Services	3.5%
Machinery	3.2%
Hotels, Restaurants & Leisure	3.1%
Semiconductors & Semiconductor Equipment	3.1%
Insurance	2.9%

TSR SAR SSMHX

State Street Treasury Obligations Money Market Fund

TAQXX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Treasury Obligations Money Market Fund (the "Fund") for the period ended June 30, 2024. You can request additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Obligations Money Market Fund	$4	0.08%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics

Statistic	Value
Total Net Assets	$4,301,608,694
# of Portfolio Holdings	161

Portfolio holdings are based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	41.9%
8 to 30 Days	7.4%
31 to 60 Days	8.5%
61 to 90 Days	6.6%
91 to 180 Days	17.8%
Over 180 Days	4.1%

Based on holdings of the Portfolio, in which the Fund invests.

Top Ten Holdings

Holdings	% Value of Total Net Assets
Citigroup Tri Party A, 5.33%, due 07/01/24	6.5%
FICCUB Bi Party Repo, 5.34%, due 07/01/24	3.8%
FICCJP Tri Party Repo A, 5.32%, due 07/01/24	3.1%
MUFG Securities Repo, 5.32%, due 07/01/24	3.1%
U.S. Treasury Bills, 5.23%, due 08/06/24	1.8%
U.S. Treasury Bills, 5.01%, due 08/08/24	1.8%
U.S. Treasury Bills, 4.96%, due 07/16/24	1.7%
HSBC Tri Party A, 5.32%, due 07/01/24	1.5%
JP Morgan Securities LLC TPR A, 5.32%, due 07/01/24	1.5%
U.S. Treasury Bills, 5.31%, due 09/24/24	1.4%

TSR SAR TAQXX

State Street Equity 500 Index II Portfolio

SSEYX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Equity 500 Index II Portfolio (the "Portfolio") for the period ended June 30, 2024. You can find additional information about the Portfolio, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Portfolio by contacting us at 1-800-647-7327.

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Equity 500 Index II Portfolio	$1	0.02%

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$12,283,153,263
# of Portfolio Holdings	510
Portfolio Turnover Rate	3%

What did the Portfolio invest in?

Top Ten Sectors

Sector	% Value of Total Net Assets
Information Technology	31.9%
Financials	12.2%
Health Care	11.6%
Consumer Discretionary	9.8%
Communication Services	9.2%
Industrials	8.0%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.2%
Real Estate	2.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Apple, Inc.	6.5%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Berkshire Hathaway, Inc., B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.2%

TSR SAR SSEYX

(b)	Not Applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The Registrant’s Financial Statements are attached herewith.

(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investment in affiliated State Street Equity 500 Index II Portfolio	$6,433,071,443
Receivable for investments sold	15,595,532
Receivable for fund shares sold	1,749,101
Receivable from Adviser	419,064
TOTAL ASSETS	6,450,835,140
LIABILITIES
Due to custodian	3,000
Payable for fund shares repurchased	17,336,383
Advisory fee payable	104,170
Custodian fees payable	22,754
Administration fees payable	254,768
Distribution fees payable	65,256
Trustees’ fees and expenses payable	52
Transfer agent fees payable	22,464
Sub-transfer agent fee payable	217,299
Registration and filing fees payable	402
Professional fees payable	18,850
Printing and postage fees payable	23,075
Accrued expenses and other liabilities	4,535
TOTAL LIABILITIES	18,073,008
NET ASSETS	$6,432,762,132
NET ASSETS CONSIST OF:
Paid-in capital	$4,238,088,372
Total distributable earnings (loss)	2,194,673,760
NET ASSETS	$6,432,762,132
Administrative Shares
Net Assets	$176,408,805
Shares Outstanding	429,446
Net asset value, offering and redemption price per share	$410.78
Service Shares
Net Assets	$10,284,069
Shares Outstanding	25,072
Net asset value, offering and redemption price per share	$410.18
Class R Shares
Net Assets	$38,650,276
Shares Outstanding	94,356
Net asset value, offering and redemption price per share	$409.62
Class A Shares
Net Assets	$111,998,111
Shares Outstanding	273,018
Net asset value, offering and redemption price per share	$410.22
Maximum sales charge	5.25%
Maximum offering price per share	$432.95
Class I Shares
Net Assets	$54,719,592
Shares Outstanding	133,164
Net asset value, offering and redemption price per share	$410.92
Class K Shares
Net Assets	$6,040,701,279
Shares Outstanding	14,688,684
Net asset value, offering and redemption price per share	$411.25
COST OF INVESTMENTS:
Investment in affiliated State Street Equity 500 Index II Portfolio	$4,175,375,832
Shares of affiliated State Street Equity 500 Index II Portfolio	12,881,085
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividend income from affiliated State Street Equity 500 Index II Portfolio	$—
EXPENSES
Advisory fee	577,506
Administration fees	1,443,765
Sub-transfer agent fee
Class A Shares	103,025
Class I Shares	40,446
Distribution fees
Administrative Shares	125,062
Service Shares	13,475
Class R Shares	110,523
Class A Shares	128,782
Custodian fees	22,818
Trustees’ fees and expenses	10,552
Transfer agent fees	123,915
Registration and filing fees	138,177
Professional fees	17,242
Printing and postage fees	33,148
Insurance expense	7,146
Miscellaneous expenses	13,559
TOTAL EXPENSES	2,909,141
Expenses waived/reimbursed by the Adviser	(2,304,089)
NET EXPENSES	605,052
NET INVESTMENT INCOME (LOSS)	$(605,052)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in affiliated State Street Equity 500 Index II Portfolio	(346,169)
Net change in unrealized appreciation/depreciation on:
Investment in affiliated State Street Equity 500 Index II Portfolio	824,479,448
NET REALIZED AND UNREALIZED GAIN (LOSS)	824,133,279
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$823,528,227
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(605,052)	$73,107,433
Net realized gain (loss)	(346,169)	(11,914,126)
Net change in unrealized appreciation/depreciation	824,479,448	931,994,846
Net increase (decrease) in net assets resulting from operations	823,528,227	993,188,153
DISTRIBUTIONS TO SHAREHOLDERS:
Administrative Shares	—	(2,605,951)
Service Shares	—	(181,355)
Class R Shares	—	(394,929)
Class A Shares	—	(1,226,994)
Class I Shares	—	(821,497)
Class K Shares	—	(84,393,184)
Total distributions to shareholders	—	(89,623,910)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administrative Shares
Proceeds from shares sold	3,701,567	6,468,640
Reinvestment of distributions	—	2,605,951
Cost of shares redeemed	(13,529,765)	(19,244,394)
Net increase (decrease) from capital share transactions	(9,828,198)	(10,169,803)
Service Shares
Proceeds from shares sold	1,226,621	5,084,470
Reinvestment of distributions	—	181,355
Cost of shares redeemed	(4,597,883)	(1,393,570)
Net increase (decrease) from capital share transactions	(3,371,262)	3,872,255
Class R Shares
Proceeds from shares sold	3,531,934	5,461,120
Reinvestment of distributions	—	394,929
Cost of shares redeemed	(4,029,826)	(5,100,902)
Net increase (decrease) from capital share transactions	(497,892)	755,147
Class A Shares
Proceeds from shares sold	11,373,149	11,711,596
Reinvestment of distributions	—	1,221,325
Cost of shares redeemed	(5,654,033)	(13,315,303)
Net increase (decrease) from capital share transactions	5,719,116	(382,382)
Class I Shares
Proceeds from shares sold	6,845,240	26,372,758
Reinvestment of distributions	—	821,497
Cost of shares redeemed	(12,523,947)	(16,254,796)
Net increase (decrease) from capital share transactions	(5,678,707)	10,939,459
Class K Shares
Proceeds from shares sold	727,841,835	1,363,780,660
Reinvestment of distributions	—	83,531,258
Cost of shares redeemed	(278,327,533)	(603,688,635)
Net increase (decrease) from capital share transactions	449,514,302	843,623,283
Net increase (decrease) in net assets from beneficial interest transactions	435,857,359	848,637,959
Net increase (decrease) in net assets during the period	1,259,385,586	1,752,202,202
Net assets at beginning of period	5,173,376,546	3,421,174,344
NET ASSETS AT END OF PERIOD	$6,432,762,132	$5,173,376,546
SHARES OF BENEFICIAL INTEREST:
Administrative Shares
Shares sold	9,568	19,901
Reinvestment of distributions	—	7,302
Shares redeemed	(36,129)	(59,572)
Net increase (decrease) from share transactions	(26,561)	(32,369)
Service Shares
Shares sold	3,220	15,174
Reinvestment of distributions	—	509
Shares redeemed	(11,936)	(4,289)
Net increase (decrease) from share transactions	(8,716)	11,394
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
Class R Shares
Shares sold	9,195	16,698
Reinvestment of distributions	—	1,107
Shares redeemed	(10,292)	(16,371)
Net increase (decrease) from share transactions	$(1,097)	$1,434
Class A Shares
Shares sold	30,007	36,270
Reinvestment of distributions	—	3,422
Shares redeemed	(14,656)	(40,903)
Net increase (decrease) from share transactions	15,351	(1,211)
Class I Shares
Shares sold	18,090	80,385
Reinvestment of distributions	—	2,301
Shares redeemed	(33,604)	(49,768)
Net increase (decrease) from share transactions	(15,514)	32,918
Class K Shares
Shares sold	1,906,327	4,203,635
Reinvestment of distributions	—	233,981
Shares redeemed	(729,027)	(1,845,044)
Net increase (decrease) from share transactions	1,177,300	2,592,572
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administrative Shares
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$356.58	$287.43	$358.78	$286.86	$247.00	$196.40
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.29)	4.53	2.18	3.57	3.58	3.90
Net realized and unrealized gain (loss)	54.49	70.44	(67.90)	77.70	41.19	57.30
Total from investment operations	54.20	74.97	(65.72)	81.27	44.77	61.20
Contribution from affiliates (Note 4)	—	—	0.13	—	—	—
Distributions to shareholders from:
Net investment income	—	(4.61)	(2.69)	(4.40)	(4.11)	(4.40)
Net realized gains	—	(1.21)	(3.07)	(4.95)	(0.80)	(6.20)
Total distributions	—	(5.82)	(5.76)	(9.35)	(4.91)	(10.60)
Net asset value, end of period	$410.78	$356.58	$287.43	$358.78	$286.86	$247.00
Total return (c)	15.20%	26.08%	(18.28)%(d)	28.32%	18.14%	31.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$176,409	$162,604	$140,376	$231,075	$246,181	$241,794
Ratios to Average Net Assets:
Total expenses (e)	0.23%(f)	0.24%	0.23%	0.25%	0.26%	0.27%
Net expenses (e)	0.15%(f)	0.15%	0.15%	0.17%	0.17%	0.17%
Net investment income (loss)	(0.15)%(f)	1.41%	0.70%	1.09%	1.45%	1.68%
Portfolio turnover rate (g)	3%(h)	4%	2%	6%	6%	21%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.32)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Service Shares
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$356.24	$287.16	$358.44	$286.59	$246.70	$196.20
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.48)	6.39	2.40	0.94	3.33	3.10
Net realized and unrealized gain (loss)	54.42	68.15	(68.34)	79.89	41.18	57.70
Total from investment operations	53.94	74.54	(65.94)	80.83	44.51	60.80
Contribution from affiliates (Note 4)	—	—	0.13	—	—	—
Distributions to shareholders from:
Net investment income	—	(4.25)	(2.40)	(4.03)	(3.82)	(4.10)
Net realized gains	—	(1.21)	(3.07)	(4.95)	(0.80)	(6.20)
Total distributions	—	(5.46)	(5.47)	(8.98)	(4.62)	(10.30)
Net asset value, end of period	$410.18	$356.24	$287.16	$358.44	$286.59	$246.70
Total return (c)	15.14%	25.95%	(18.36)%(d)	28.19%	18.06%	30.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,284	$12,036	$6,431	$8,134	$22,997	$20,457
Ratios to Average Net Assets:
Total expenses (e)	0.33%(f)	0.34%	0.33%	0.35%	0.36%	0.37%
Net expenses (e)	0.25%(f)	0.25%	0.25%	0.27%	0.27%	0.27%
Net investment income (loss)	(0.25)%(f)	1.97%	0.77%	0.29%	1.35%	1.36%
Portfolio turnover rate (g)	3%(h)	4%	2%	6%	6%	21%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.40)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R Shares
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$356.37	$287.26	$358.56	$286.68	$246.80	$196.20
Income (loss) from investment operations:
Net investment income (loss) (b)	(1.15)	3.46	1.06	2.52	2.41	2.90
Net realized and unrealized gain (loss)	54.40	69.84	(68.05)	77.04	41.07	57.10
Total from investment operations	53.25	73.30	(66.99)	79.56	43.48	60.00
Contribution from affiliates (Note 4)	—	—	0.13	—	—	—
Distributions to shareholders from:
Net investment income	—	(2.98)	(1.37)	(2.73)	(2.80)	(3.20)
Net realized gains	—	(1.21)	(3.07)	(4.95)	(0.80)	(6.20)
Total distributions	—	(4.19)	(4.44)	(7.68)	(3.60)	(9.40)
Net asset value, end of period	$409.62	$356.37	$287.26	$358.56	$286.68	$246.80
Total return (c)	14.94%	25.51%	(18.64)%(d)	27.74%	17.63%	30.58%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$38,650	$34,017	$27,008	$39,359	$35,839	$37,222
Ratios to Average Net Assets:
Total expenses (e)	0.68%(f)	0.69%	0.68%	0.70%	0.71%	0.72%
Net expenses (e)	0.60%(f)	0.60%	0.60%	0.62%	0.62%	0.62%
Net investment income (loss)	(0.60)%(f)	1.08%	0.34%	0.78%	0.98%	1.27%
Portfolio turnover rate (g)	3%(h)	4%	2%	6%	6%	21%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.70)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A Shares
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$356.63	$287.47	$358.82	$286.88	$247.00	$196.40
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.86)	3.73	1.67	3.49	3.20	4.20
Net realized and unrealized gain (loss)	54.45	70.16	(68.27)	76.69	40.72	56.30
Total from investment operations	53.59	73.89	(66.60)	80.18	43.92	60.50
Contribution from affiliates (Note 4)	—	—	0.13	—	—	—
Distributions to shareholders from:
Net investment income	—	(3.52)	(1.81)	(3.29)	(3.24)	(3.70)
Net realized gains	—	(1.21)	(3.07)	(4.95)	(0.80)	(6.20)
Total distributions	—	(4.73)	(4.88)	(8.24)	(4.04)	(9.90)
Net asset value, end of period	$410.22	$356.63	$287.47	$358.82	$286.88	$247.00
Total return (c)	15.03%	25.70%	(18.52)%(d)	27.94%	17.79%	30.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$111,998	$91,891	$74,420	$95,176	$67,324	$55,604
Ratios to Average Net Assets:
Total expenses (e)	0.53%(f)	0.54%	0.53%	0.55%	0.56%	0.57%
Net expenses (e)	0.45%(f)	0.45%	0.45%	0.47%	0.47%	0.47%
Net investment income (loss)	(0.45)%(f)	1.16%	0.54%	1.07%	1.29%	1.81%
Portfolio turnover rate (g)	3%(h)	4%	2%	6%	6%	21%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.56)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I Shares
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$356.72	$287.54	$358.91	$286.96	$247.10	$196.50
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.30)	5.23	2.50	4.85	4.39	3.20
Net realized and unrealized gain (loss)	54.50	69.59	(68.38)	76.26	40.24	58.10
Total from investment operations	54.20	74.82	(65.88)	81.11	44.63	61.30
Contribution from affiliates (Note 4)	—	—	0.13	—	—	—
Distributions to shareholders from:
Net investment income	—	(4.43)	(2.55)	(4.21)	(3.97)	(4.50)
Net realized gains	—	(1.21)	(3.07)	(4.95)	(0.80)	(6.20)
Total distributions	—	(5.64)	(5.62)	(9.16)	(4.77)	(10.70)
Net asset value, end of period	$410.92	$356.72	$287.54	$358.91	$286.96	$247.10
Total return (c)	15.19%	26.02%	(18.32)%(d)	28.25%	18.07%	31.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$54,720	$53,036	$33,286	$38,162	$21,365	$14,478
Ratios to Average Net Assets:
Total expenses (e)	0.24%(f)	0.29%	0.28%	0.30%	0.31%	0.24%
Net expenses (e)	0.16%(f)	0.20%	0.20%	0.22%	0.22%	0.15%
Net investment income (loss)	(0.16)%(f)	1.62%	0.80%	1.47%	1.75%	1.38%
Portfolio turnover rate (g)	3%(h)	4%	2%	6%	6%	21%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.36)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K Shares
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$356.72	$287.55	$358.92	$286.97	$247.10	$196.40
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.01)	5.73	3.53	5.43	5.92	5.10
Net realized and unrealized gain (loss)	54.54	69.80	(68.82)	76.42	39.30	56.60
Total from investment operations	54.53	75.53	(65.29)	81.85	45.22	61.70
Contribution from affiliates (Note 4)	—	—	0.13	—	—	—
Distributions to shareholders from:
Net investment income	—	(5.15)	(3.14)	(4.95)	(4.55)	(4.80)
Net realized gains	—	(1.21)	(3.07)	(4.95)	(0.80)	(6.20)
Total distributions	—	(6.36)	(6.21)	(9.90)	(5.35)	(11.00)
Net asset value, end of period	$411.25	$356.72	$287.55	$358.92	$286.97	$247.10
Total return (c)	15.29%	26.26%	(18.15)%(d)	28.51%	18.32%	31.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,040,701	$4,819,793	$3,139,654	$2,950,849	$1,779,491	$827,654
Ratios to Average Net Assets:
Total expenses (e)	0.08%(f)	0.09%	0.08%	0.10%	0.11%	0.12%
Net expenses (e)	0.00%(f)(g)	0.00%(g)	0.00%(g)	0.02%	0.02%	0.02%
Net investment income (loss)	0.00%(f)(g)	1.77%	1.14%	1.65%	2.37%	2.22%
Portfolio turnover rate (h)	3%(i)	4%	2%	6%	6%	21%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.19)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Annualized.
(g)	Amount is less than 0.005%.
(h)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(i)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.4%
COMMUNICATION SERVICES — 9.2%
Alphabet, Inc. Class A	1,550,040	$282,339,786
Alphabet, Inc. Class C	1,290,940	236,784,215
AT&T, Inc.	1,899,540	36,300,209
Cars.com, Inc. (a)	1	20
Charter Communications, Inc. Class A (a)(b)	26,300	7,862,648
Comcast Corp. Class A	1,050,366	41,132,333
Electronic Arts, Inc.	63,079	8,788,797
Fox Corp. Class A	70,066	2,408,168
Fox Corp. Class B	29,300	938,186
Interpublic Group of Cos., Inc.	97,166	2,826,559
Live Nation Entertainment, Inc. (a)	35,700	3,346,518
Match Group, Inc. (a)(b)	69,700	2,117,486
Meta Platforms, Inc. Class A	578,693	291,788,584
Netflix, Inc. (a)	113,504	76,601,579
News Corp. Class A	99,188	2,734,613
News Corp. Class B (b)	30,121	855,135
Omnicom Group, Inc.	49,791	4,466,253
Paramount Global Class B	113,981	1,184,263
Take-Two Interactive Software, Inc. (a)	39,900	6,204,051
T-Mobile U.S., Inc.	134,775	23,744,659
Verizon Communications, Inc.	1,108,815	45,727,531
Walt Disney Co.	483,364	47,993,212
Warner Bros Discovery, Inc. (a)	572,278	4,257,748
		1,130,402,553
CONSUMER DISCRETIONARY — 9.8%
Airbnb, Inc. Class A (a)	115,800	17,558,754
Amazon.com, Inc. (a)	2,416,700	467,027,275
Aptiv PLC (a)	72,419	5,099,746
AutoZone, Inc. (a)	4,376	12,970,902
Bath & Body Works, Inc.	55,921	2,183,715
Best Buy Co., Inc.	51,806	4,366,728
Booking Holdings, Inc.	8,924	35,352,426
BorgWarner, Inc.	56,977	1,836,938
Caesars Entertainment, Inc. (a)(b)	52,500	2,086,350
CarMax, Inc. (a)	39,903	2,926,486
Carnival Corp. (a)	259,501	4,857,859
Chipotle Mexican Grill, Inc. (a)	364,300	22,823,395
Darden Restaurants, Inc.	29,171	4,414,156
Deckers Outdoor Corp. (a)	6,700	6,485,265
Domino's Pizza, Inc.	8,800	4,543,704
DR Horton, Inc.	75,097	10,583,420
eBay, Inc.	132,245	7,104,201
Etsy, Inc. (a)	31,200	1,840,176
Expedia Group, Inc. (a)	34,034	4,287,944
Ford Motor Co.	1,054,038	13,217,637
Garmin Ltd.	38,540	6,278,937
General Motors Co.	310,223	14,412,961
Genuine Parts Co.	35,489	4,908,838
Hasbro, Inc.	31,697	1,854,275
Security Description	Shares	Value
Hilton Worldwide Holdings, Inc.	67,800	$14,793,960
Home Depot, Inc.	262,702	90,432,536
Las Vegas Sands Corp.	95,100	4,208,175
Lennar Corp. Class A	65,706	9,847,358
LKQ Corp.	71,700	2,982,003
Lowe's Cos., Inc.	152,850	33,697,311
Lululemon Athletica, Inc. (a)	28,800	8,602,560
Marriott International, Inc. Class A	66,055	15,970,117
McDonald's Corp.	191,610	48,829,892
MGM Resorts International (a)	71,300	3,168,572
Mohawk Industries, Inc. (a)	12,631	1,434,755
NIKE, Inc. Class B	324,506	24,458,017
Norwegian Cruise Line Holdings Ltd. (a)(b)	104,900	1,971,071
NVR, Inc. (a)	860	6,526,162
O'Reilly Automotive, Inc. (a)	15,780	16,664,627
Pool Corp.	10,900	3,349,897
PulteGroup, Inc.	56,762	6,249,496
Ralph Lauren Corp.	10,479	1,834,454
Ross Stores, Inc.	87,256	12,680,042
Royal Caribbean Cruises Ltd. (a)(b)	61,700	9,836,831
Starbucks Corp.	292,230	22,750,105
Tapestry, Inc.	56,928	2,435,949
Tesla, Inc. (a)	734,100	145,263,708
TJX Cos., Inc.	303,174	33,379,457
Tractor Supply Co.	27,826	7,513,020
Ulta Beauty, Inc. (a)	12,500	4,823,375
Wynn Resorts Ltd.	24,141	2,160,620
Yum! Brands, Inc.	73,002	9,669,845
		1,204,556,003
CONSUMER STAPLES — 5.7%
Altria Group, Inc.	457,229	20,826,781
Archer-Daniels-Midland Co.	137,432	8,307,764
Brown-Forman Corp. Class B (b)	46,552	2,010,581
Bunge Global SA	36,600	3,907,782
Campbell Soup Co.	46,982	2,123,117
Church & Dwight Co., Inc.	60,900	6,314,112
Clorox Co.	33,164	4,525,891
Coca-Cola Co.	1,025,200	65,253,980
Colgate-Palmolive Co.	219,423	21,292,808
Conagra Brands, Inc.	136,624	3,882,854
Constellation Brands, Inc. Class A	42,050	10,818,624
Costco Wholesale Corp.	117,455	99,835,575
Dollar General Corp.	54,713	7,234,700
Dollar Tree, Inc. (a)	54,726	5,843,095
Estee Lauder Cos., Inc. Class A	61,241	6,516,042
General Mills, Inc.	150,942	9,548,591
Hershey Co.	37,267	6,850,793
Hormel Foods Corp.	71,502	2,180,096
J M Smucker Co.	30,405	3,315,361

See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Kellanova	72,128	$4,160,343
Kenvue, Inc.	529,102	9,619,074
Keurig Dr Pepper, Inc.	264,900	8,847,660
Kimberly-Clark Corp.	91,127	12,593,751
Kraft Heinz Co.	206,518	6,654,010
Kroger Co.	165,542	8,265,512
Lamb Weston Holdings, Inc. (b)	36,200	3,043,696
McCormick & Co., Inc.	63,384	4,496,461
Molson Coors Beverage Co. Class B	47,353	2,406,953
Mondelez International, Inc. Class A	347,615	22,747,926
Monster Beverage Corp. (a)	195,270	9,753,737
PepsiCo, Inc.	362,116	59,723,792
Philip Morris International, Inc.	411,412	41,688,378
Procter & Gamble Co.	625,026	103,079,288
Sysco Corp.	124,774	8,907,616
Target Corp.	122,672	18,160,363
Tyson Foods, Inc. Class A	73,144	4,179,448
Walgreens Boots Alliance, Inc. (b)	190,405	2,302,949
Walmart, Inc.	1,123,009	76,038,939
		697,258,443
ENERGY — 3.6%
APA Corp.	102,155	3,007,443
Baker Hughes Co.	266,479	9,372,067
ChampionX Corp.	1	33
Chevron Corp.	454,710	71,125,738
ConocoPhillips	305,235	34,912,779
Coterra Energy, Inc.	184,578	4,922,695
Devon Energy Corp.	165,073	7,824,460
Diamondback Energy, Inc.	44,700	8,948,493
EOG Resources, Inc.	150,971	19,002,720
EQT Corp.	112,500	4,160,250
Exxon Mobil Corp.	1,183,452	136,238,994
Halliburton Co.	222,167	7,504,801
Hess Corp.	72,457	10,688,857
Kinder Morgan, Inc.	514,750	10,228,083
Marathon Oil Corp.	146,988	4,214,146
Marathon Petroleum Corp.	98,141	17,025,501
Occidental Petroleum Corp.	165,073	10,404,551
ONEOK, Inc.	150,096	12,240,329
Phillips 66	114,973	16,230,738
Schlumberger NV	380,550	17,954,349
Targa Resources Corp.	59,200	7,623,776
Valero Energy Corp.	88,823	13,923,894
Williams Cos., Inc.	321,858	13,678,965
		441,233,662
FINANCIALS — 12.2%
Aflac, Inc.	142,506	12,727,211
Allstate Corp.	70,839	11,310,155
American Express Co.	151,112	34,989,984
American International Group, Inc.	181,301	13,459,786
Security Description	Shares	Value
Ameriprise Financial, Inc.	26,044	$11,125,736
Aon PLC Class A	57,198	16,792,189
Arch Capital Group Ltd. (a)	96,100	9,695,529
Arthur J Gallagher & Co.	55,900	14,495,429
Assurant, Inc.	12,685	2,108,881
Bank of America Corp.	1,806,005	71,824,819
Bank of New York Mellon Corp.	205,794	12,325,003
Berkshire Hathaway, Inc. Class B (a)	476,884	193,996,411
BlackRock, Inc.	36,116	28,434,849
Blackstone, Inc.	185,700	22,989,660
Brown & Brown, Inc.	60,900	5,445,069
Capital One Financial Corp.	102,095	14,135,053
Cboe Global Markets, Inc.	29,300	4,982,758
Charles Schwab Corp.	397,104	29,262,594
Chubb Ltd.	104,653	26,694,887
Cincinnati Financial Corp.	42,109	4,973,073
Citigroup, Inc.	506,427	32,137,857
Citizens Financial Group, Inc.	118,700	4,276,761
CME Group, Inc.	95,863	18,846,666
Corpay, Inc. (a)	19,300	5,141,713
Discover Financial Services	65,528	8,571,718
Everest Group Ltd.	11,200	4,267,424
FactSet Research Systems, Inc.	9,600	3,919,392
Fidelity National Information Services, Inc.	146,191	11,016,954
Fifth Third Bancorp	181,762	6,632,495
Fiserv, Inc. (a)	154,924	23,089,873
Franklin Resources, Inc.	70,089	1,566,489
Global Payments, Inc.	67,068	6,485,476
Globe Life, Inc.	21,412	1,761,779
Goldman Sachs Group, Inc.	86,646	39,191,719
Hartford Financial Services Group, Inc.	80,167	8,059,990
Huntington Bancshares, Inc.	384,891	5,072,863
Intercontinental Exchange, Inc.	152,085	20,818,916
Invesco Ltd.	117,111	1,751,981
Jack Henry & Associates, Inc.	17,900	2,971,758
JPMorgan Chase & Co.	757,743	153,261,099
KeyCorp	233,396	3,316,557
KKR & Co., Inc.	174,900	18,406,476
Loews Corp.	47,119	3,521,674
M&T Bank Corp.	45,145	6,833,147
MarketAxess Holdings, Inc.	9,200	1,844,876
Marsh & McLennan Cos., Inc.	127,019	26,765,444
Mastercard, Inc. Class A	216,651	95,577,755
MetLife, Inc.	162,870	11,431,845
Moody's Corp.	42,032	17,692,530
Morgan Stanley	333,227	32,386,332
MSCI, Inc.	21,000	10,116,750
Nasdaq, Inc.	93,725	5,647,869
Northern Trust Corp.	52,696	4,425,410
PayPal Holdings, Inc. (a)	285,945	16,593,388

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
PNC Financial Services Group, Inc.	103,375	$16,072,745
Principal Financial Group, Inc.	56,065	4,398,299
Progressive Corp.	155,649	32,329,854
Prudential Financial, Inc.	93,002	10,898,904
Raymond James Financial, Inc.	47,600	5,883,836
Regions Financial Corp.	232,346	4,656,214
S&P Global, Inc.	84,888	37,860,048
State Street Corp. (c)	79,578	5,888,772
Synchrony Financial	105,676	4,986,851
T Rowe Price Group, Inc.	57,555	6,636,667
Travelers Cos., Inc.	59,706	12,140,618
Truist Financial Corp.	352,315	13,687,438
U.S. Bancorp	408,022	16,198,473
Visa, Inc. Class A	416,260	109,255,762
W R Berkley Corp.	51,500	4,046,870
Wells Fargo & Co.	916,303	54,419,235
Willis Towers Watson PLC	25,445	6,670,152
		1,501,202,790
HEALTH CARE — 11.6%
Abbott Laboratories	457,649	47,554,308
AbbVie, Inc.	462,880	79,393,178
Agilent Technologies, Inc.	79,493	10,304,678
Align Technology, Inc. (a)	17,500	4,225,025
Amgen, Inc.	141,754	44,291,037
Baxter International, Inc.	136,079	4,551,843
Becton Dickinson & Co.	75,056	17,541,338
Biogen, Inc. (a)	38,684	8,967,725
Bio-Rad Laboratories, Inc. Class A (a)	5,400	1,474,794
Bio-Techne Corp.	39,500	2,830,175
Boston Scientific Corp. (a)	390,757	30,092,197
Bristol-Myers Squibb Co.	539,575	22,408,550
Cardinal Health, Inc.	62,633	6,158,077
Catalent, Inc. (a)	47,000	2,642,810
Cencora, Inc.	42,634	9,605,440
Centene Corp. (a)	134,004	8,884,465
Charles River Laboratories International, Inc. (a)	12,800	2,644,224
Cigna Group	75,541	24,971,588
Cooper Cos., Inc.	51,200	4,469,760
CVS Health Corp.	334,194	19,737,498
Danaher Corp.	173,394	43,322,491
DaVita, Inc. (a)	13,828	1,916,146
Dexcom, Inc. (a)	99,500	11,281,310
Edwards Lifesciences Corp. (a)	163,430	15,096,029
Elevance Health, Inc.	60,919	33,009,569
Eli Lilly & Co.	210,972	191,009,829
Fortrea Holdings, Inc. (a)(b)	100	2,334
GE HealthCare Technologies, Inc.	106,007	8,260,065
Gilead Sciences, Inc.	331,152	22,720,339
HCA Healthcare, Inc.	52,900	16,995,712
Henry Schein, Inc. (a)	31,800	2,038,380
Security Description	Shares	Value
Hologic, Inc. (a)	63,200	$4,692,600
Humana, Inc.	32,390	12,102,524
IDEXX Laboratories, Inc. (a)	21,500	10,474,800
Incyte Corp. (a)	45,600	2,764,272
Insulet Corp. (a)	17,300	3,491,140
Intuitive Surgical, Inc. (a)	93,032	41,385,285
IQVIA Holdings, Inc. (a)	47,200	9,979,968
Johnson & Johnson	634,145	92,686,633
Labcorp Holdings, Inc.	21,575	4,390,728
McKesson Corp.	34,952	20,413,366
Medtronic PLC	354,793	27,925,757
Merck & Co., Inc.	671,272	83,103,474
Mettler-Toledo International, Inc. (a)	5,700	7,966,263
Moderna, Inc. (a)	86,600	10,283,750
Molina Healthcare, Inc. (a)	15,100	4,489,230
Pfizer, Inc.	1,495,833	41,853,407
Quest Diagnostics, Inc.	29,942	4,098,461
Regeneron Pharmaceuticals, Inc. (a)	27,842	29,262,777
ResMed, Inc.	36,500	6,986,830
Revvity, Inc.	30,986	3,249,192
Solventum Corp. (a)	36,289	1,918,962
STERIS PLC	26,200	5,751,948
Stryker Corp.	90,194	30,688,509
Teleflex, Inc.	11,900	2,502,927
Thermo Fisher Scientific, Inc.	101,912	56,357,336
UnitedHealth Group, Inc.	242,674	123,584,161
Universal Health Services, Inc. Class B	15,200	2,810,936
Vertex Pharmaceuticals, Inc. (a)	68,552	32,131,693
Viatris, Inc.	302,314	3,213,598
Waters Corp. (a)	14,850	4,308,282
West Pharmaceutical Services, Inc.	19,100	6,291,349
Zimmer Biomet Holdings, Inc.	54,925	5,961,010
Zoetis, Inc.	122,420	21,222,731
		1,416,744,813
INDUSTRIALS — 8.0%
3M Co.	145,158	14,833,696
A O Smith Corp.	32,900	2,690,562
Allegion PLC	25,496	3,012,352
American Airlines Group, Inc. (a)(b)	160,600	1,819,598
AMETEK, Inc.	60,399	10,069,117
Automatic Data Processing, Inc.	106,052	25,313,552
Axon Enterprise, Inc. (a)	17,900	5,266,896
Boeing Co. (a)	150,964	27,476,958
Broadridge Financial Solutions, Inc.	30,600	6,028,200
Builders FirstSource, Inc. (a)	31,400	4,346,074
Carrier Global Corp.	217,379	13,712,267
Caterpillar, Inc.	128,524	42,811,344
CH Robinson Worldwide, Inc.	28,479	2,509,569

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Cintas Corp.	22,466	$15,732,041
Copart, Inc. (a)	226,800	12,283,488
CSX Corp.	526,265	17,603,564
Cummins, Inc.	35,170	9,739,628
Dayforce, Inc. (a)(b)	45,700	2,266,720
Deere & Co.	67,183	25,101,584
Delta Air Lines, Inc.	169,034	8,018,973
Dover Corp.	37,050	6,685,673
Eaton Corp. PLC	103,525	32,460,264
Emerson Electric Co.	152,579	16,808,103
Equifax, Inc.	32,588	7,901,287
Expeditors International of Washington, Inc.	37,276	4,651,672
Fastenal Co.	150,116	9,433,289
FedEx Corp.	59,950	17,975,408
Fortive Corp.	90,549	6,709,681
GE Vernova, Inc. (a)	69,380	11,899,364
Generac Holdings, Inc. (a)	17,000	2,247,740
General Dynamics Corp.	58,772	17,052,108
General Electric Co.	286,823	45,596,252
Honeywell International, Inc.	173,378	37,023,138
Howmet Aerospace, Inc.	108,986	8,460,583
Hubbell, Inc.	14,300	5,226,364
Huntington Ingalls Industries, Inc.	11,500	2,832,795
IDEX Corp.	21,100	4,245,320
Illinois Tool Works, Inc.	72,400	17,155,904
Ingersoll Rand, Inc.	105,787	9,609,691
Jacobs Solutions, Inc.	30,743	4,295,105
JB Hunt Transport Services, Inc.	22,900	3,664,000
Johnson Controls International PLC	184,508	12,264,247
L3Harris Technologies, Inc.	50,421	11,323,548
Leidos Holdings, Inc.	38,400	5,601,792
Lockheed Martin Corp.	55,471	25,910,504
Masco Corp.	56,084	3,739,120
Nordson Corp.	13,400	3,107,996
Norfolk Southern Corp.	60,787	13,050,361
Northrop Grumman Corp.	36,725	16,010,264
Old Dominion Freight Line, Inc.	46,400	8,194,240
Otis Worldwide Corp.	107,689	10,366,143
PACCAR, Inc.	136,308	14,031,546
Parker-Hannifin Corp.	34,289	17,343,719
Paychex, Inc.	82,807	9,817,598
Paycom Software, Inc.	12,200	1,745,088
Pentair PLC	47,304	3,626,798
Quanta Services, Inc.	37,907	9,631,790
Republic Services, Inc.	52,989	10,297,882
Rockwell Automation, Inc.	29,426	8,100,389
Rollins, Inc.	79,325	3,870,267
RTX Corp.	355,201	35,658,628
Snap-on, Inc.	13,640	3,565,360
Southwest Airlines Co. (b)	150,759	4,313,215
Stanley Black & Decker, Inc.	37,957	3,032,385
Security Description	Shares	Value
Textron, Inc.	49,633	$4,261,489
Trane Technologies PLC	58,884	19,368,714
TransDigm Group, Inc.	14,400	18,397,584
Uber Technologies, Inc. (a)	547,200	39,770,496
Union Pacific Corp.	161,098	36,450,034
United Airlines Holdings, Inc. (a)	81,800	3,980,388
United Parcel Service, Inc. Class B	195,791	26,793,998
United Rentals, Inc.	17,800	11,511,794
Veralto Corp.	55,064	5,256,960
Verisk Analytics, Inc.	37,400	10,081,170
Waste Management, Inc.	97,535	20,808,117
Westinghouse Air Brake Technologies Corp.	46,966	7,422,976
WW Grainger, Inc.	11,457	10,336,964
Xylem, Inc.	64,758	8,783,128
		980,396,616
INFORMATION TECHNOLOGY — 31.9%
Accenture PLC Class A	165,918	50,341,180
Adobe, Inc. (a)	119,244	66,244,812
Advanced Micro Devices, Inc. (a)	424,094	68,792,288
Akamai Technologies, Inc. (a)	40,090	3,611,307
Amphenol Corp. Class A	310,680	20,930,512
Analog Devices, Inc.	131,961	30,121,418
ANSYS, Inc. (a)	22,700	7,298,050
Apple, Inc.	3,802,096	800,797,460
Applied Materials, Inc.	219,254	51,741,751
Arista Networks, Inc. (a)	65,400	22,921,392
Autodesk, Inc. (a)	55,106	13,635,980
Broadcom, Inc.	114,491	183,818,735
Cadence Design Systems, Inc. (a)	72,200	22,219,550
CDW Corp.	35,000	7,834,400
Cisco Systems, Inc.	1,073,390	50,996,759
Cognizant Technology Solutions Corp. Class A	124,441	8,461,988
Corning, Inc.	197,826	7,685,540
Crowdstrike Holdings, Inc. Class A (a)	60,500	23,182,995
Enphase Energy, Inc. (a)	38,000	3,788,980
EPAM Systems, Inc. (a)	16,100	3,028,571
F5, Inc. (a)	15,641	2,693,849
Fair Isaac Corp. (a)	6,200	9,229,692
First Solar, Inc. (a)	30,000	6,763,800
Fortinet, Inc. (a)	160,000	9,643,200
Gartner, Inc. (a)	19,500	8,756,670
Gen Digital, Inc.	144,560	3,611,109
GoDaddy, Inc. Class A (a)	37,000	5,169,270
Hewlett Packard Enterprise Co.	339,353	7,184,103
HP, Inc.	223,353	7,821,822
Intel Corp.	1,123,736	34,802,104
International Business Machines Corp.	242,695	41,974,100

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Intuit, Inc.	73,837	$48,526,415
Jabil, Inc.	32,500	3,535,675
Juniper Networks, Inc.	78,349	2,856,605
Keysight Technologies, Inc. (a)	46,500	6,358,875
KLA Corp.	35,632	29,378,940
Lam Research Corp.	34,877	37,138,773
Microchip Technology, Inc.	139,366	12,751,989
Micron Technology, Inc.	291,434	38,332,314
Microsoft Corp.	1,960,358	876,182,008
Monolithic Power Systems, Inc.	12,500	10,271,000
Motorola Solutions, Inc.	44,372	17,129,811
NetApp, Inc.	54,114	6,969,883
NVIDIA Corp.	6,488,560	801,596,702
NXP Semiconductors NV	66,900	18,002,121
ON Semiconductor Corp. (a)	113,700	7,794,135
Oracle Corp.	420,935	59,436,022
Palo Alto Networks, Inc. (a)	86,700	29,392,167
PTC, Inc. (a)	32,800	5,958,776
Qorvo, Inc. (a)	26,300	3,051,852
QUALCOMM, Inc.	294,326	58,623,853
Roper Technologies, Inc.	28,065	15,819,118
Salesforce, Inc.	253,895	65,276,405
Seagate Technology Holdings PLC	52,424	5,413,827
ServiceNow, Inc. (a)	54,500	42,873,515
Skyworks Solutions, Inc.	44,700	4,764,126
Super Micro Computer, Inc. (a)(b)	12,700	10,405,745
Synopsys, Inc. (a)	40,500	24,099,930
TE Connectivity Ltd.	80,051	12,042,072
Teledyne Technologies, Inc. (a)	11,590	4,496,688
Teradyne, Inc.	38,200	5,664,678
Texas Instruments, Inc.	239,693	46,627,479
Trimble, Inc. (a)	70,200	3,925,584
Tyler Technologies, Inc. (a)	11,700	5,882,526
VeriSign, Inc. (a)	23,153	4,116,603
Western Digital Corp. (a)	86,353	6,542,967
Zebra Technologies Corp. Class A (a)	14,500	4,479,485
		3,920,822,051
MATERIALS — 2.1%
Air Products & Chemicals, Inc.	57,702	14,890,001
Albemarle Corp. (b)	33,100	3,161,712
Alcoa Corp.	1	40
Amcor PLC	385,126	3,766,532
Avery Dennison Corp.	20,470	4,475,766
Ball Corp.	77,432	4,647,469
Celanese Corp. (b)	25,500	3,439,695
CF Industries Holdings, Inc.	54,020	4,003,962
Corteva, Inc.	175,782	9,481,681
Dow, Inc.	182,448	9,678,866
DuPont de Nemours, Inc.	109,273	8,795,384
Eastman Chemical Co.	29,436	2,883,845
Ecolab, Inc.	65,700	15,636,600
Security Description	Shares	Value
FMC Corp. (b)	31,978	$1,840,334
Freeport-McMoRan, Inc.	379,440	18,440,784
International Flavors & Fragrances, Inc.	63,976	6,091,155
International Paper Co.	85,403	3,685,139
Linde PLC	127,363	55,888,158
LyondellBasell Industries NV Class A	66,558	6,366,938
Martin Marietta Materials, Inc.	15,845	8,584,821
Mosaic Co.	83,184	2,404,018
Newmont Corp.	300,333	12,574,943
Nucor Corp.	61,848	9,776,932
Packaging Corp. of America	24,000	4,381,440
PPG Industries, Inc.	60,854	7,660,910
Sherwin-Williams Co.	62,527	18,659,933
Steel Dynamics, Inc.	39,800	5,154,100
Vulcan Materials Co.	34,271	8,522,512
Westrock Co.	62,636	3,148,085
		258,041,755
REAL ESTATE — 2.1%
Alexandria Real Estate Equities, Inc. REIT	43,400	5,076,498
American Tower Corp. REIT	123,918	24,087,181
AvalonBay Communities, Inc. REIT	36,369	7,524,382
Boston Properties, Inc. REIT	42,746	2,631,444
Camden Property Trust REIT	26,100	2,847,771
CBRE Group, Inc. Class A (a)	79,367	7,072,393
CoStar Group, Inc. (a)	105,200	7,799,528
Crown Castle, Inc. REIT	112,358	10,977,377
Digital Realty Trust, Inc. REIT	87,200	13,258,760
Equinix, Inc. REIT	25,043	18,947,534
Equity Residential REIT	95,319	6,609,419
Essex Property Trust, Inc. REIT	16,045	4,367,449
Extra Space Storage, Inc. REIT	52,500	8,159,025
Federal Realty Investment Trust REIT	20,700	2,090,079
Healthpeak Properties, Inc. REIT	204,323	4,004,731
Host Hotels & Resorts, Inc. REIT	176,662	3,176,383
Invitation Homes, Inc. REIT	152,500	5,473,225
Iron Mountain, Inc. REIT	71,881	6,441,975
Kimco Realty Corp. REIT	190,153	3,700,377
Mid-America Apartment Communities, Inc. REIT	33,000	4,706,130
Prologis, Inc. REIT	243,122	27,305,032
Public Storage REIT	41,035	11,803,718
Realty Income Corp. REIT	238,500	12,597,570
Regency Centers Corp. REIT	42,300	2,631,060
SBA Communications Corp. REIT	28,200	5,535,660
Simon Property Group, Inc. REIT	84,580	12,839,244

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
UDR, Inc. REIT	77,200	$3,176,780
Ventas, Inc. REIT	108,097	5,541,052
VICI Properties, Inc. REIT	266,500	7,632,560
Welltower, Inc. REIT	157,119	16,379,656
Weyerhaeuser Co. REIT	191,887	5,447,672
		259,841,665
UTILITIES — 2.2%
AES Corp.	164,936	2,897,926
Alliant Energy Corp.	73,400	3,736,060
Ameren Corp.	69,604	4,949,540
American Electric Power Co., Inc.	137,609	12,073,814
American Water Works Co., Inc.	48,000	6,199,680
Atmos Energy Corp.	39,700	4,631,005
CenterPoint Energy, Inc.	168,376	5,216,289
CMS Energy Corp.	79,155	4,712,097
Consolidated Edison, Inc.	90,852	8,123,986
Constellation Energy Corp.	85,194	17,061,802
Dominion Energy, Inc.	221,866	10,871,434
DTE Energy Co.	55,045	6,110,545
Duke Energy Corp.	198,992	19,944,968
Edison International	99,814	7,167,643
Entergy Corp.	51,998	5,563,786
Evergy, Inc.	55,999	2,966,267
Eversource Energy	96,717	5,484,821
Exelon Corp.	260,484	9,015,351
FirstEnergy Corp.	138,893	5,315,435
NextEra Energy, Inc.	544,856	38,581,253
NiSource, Inc.	120,304	3,465,958
NRG Energy, Inc.	64,102	4,990,982
PG&E Corp.	560,600	9,788,076
Pinnacle West Capital Corp. (b)	27,704	2,116,032
PPL Corp.	204,619	5,657,715
Public Service Enterprise Group, Inc.	131,488	9,690,666
Sempra	169,524	12,893,995
Southern Co.	281,559	21,840,532
Security Description	Shares	Value
Vistra Corp.	87,000	$7,480,260
WEC Energy Group, Inc.	81,282	6,377,386
Xcel Energy, Inc.	144,751	7,731,151
		272,656,455
TOTAL COMMON STOCKS (Cost $7,145,405,423)		12,083,156,806

SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (d) (e)	405,620,472	405,620,472
State Street Navigator Securities Lending Portfolio II (c) (f)	5,723,876	5,723,876
TOTAL SHORT-TERM INVESTMENTS (Cost $411,344,348)		411,344,348
TOTAL INVESTMENTS — 101.7% (Cost $7,556,749,771)		12,494,501,154
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(211,347,891)
NET ASSETS — 100.0%		$12,283,153,263
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	772	09/20/2024	$212,272,017	$213,129,807	$857,790

During the period ended June 30, 2024, average notional value related to futures contracts was $338,625,504.
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,083,156,806	$—	$—	$12,083,156,806
Short-Term Investments	411,344,348	—	—	411,344,348
TOTAL INVESTMENTS	$12,494,501,154	$—	$—	$12,494,501,154
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$857,790	$—	$—	$857,790
TOTAL OTHER FINANCIAL INSTRUMENTS:	$857,790	$—	$—	$857,790

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Corp.	79,578	$6,164,112	$—	$—	$—	$(275,340)	79,578	$5,888,772	$54,909
State Street Institutional U.S. Government Money Market Fund, Class G Shares	311,391,880	311,391,880	817,927,755	723,699,163	—	—	405,620,472	405,620,472	9,337,848
State Street Navigator Securities Lending Portfolio II	12,138,606	12,138,606	76,935,950	83,350,680	—	—	5,723,876	5,723,876	9,237
Total		$329,694,598	$894,863,705	$807,049,843	$—	$(275,340)		$417,233,120	$9,401,994
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$12,077,268,034
Investments in affiliated issuers, at value	417,233,120
Total Investments	12,494,501,154
Net cash at broker	15,329,360
Cash	3,871
Receivable from broker — accumulated variation margin on futures contracts	859,914
Dividends receivable — unaffiliated issuers	6,138,021
Dividends receivable — affiliated issuers	1,736,844
Securities lending income receivable — unaffiliated issuers	3,044
Securities lending income receivable — affiliated issuers	535
Receivable from affiliate	10,117
TOTAL ASSETS	12,518,582,860
LIABILITIES
Payable upon return of securities loaned	5,723,876
Payable for fund shares repurchased	228,775,532
Administration, custody, and transfer agent fees payable	726,985
Registration and filing fees payable	586
Professional fees payable	31,867
Printing and postage fees payable	7,428
Accrued expenses and other liabilities	163,323
TOTAL LIABILITIES	235,429,597
NET ASSETS	$12,283,153,263
NET ASSETS CONSIST OF:
Paid-in capital	$7,277,781,985
Total distributable earnings (loss)	5,005,371,278
NET ASSETS	$12,283,153,263
NET ASSET VALUE PER SHARE
Net asset value per share	$499.42
Shares outstanding (unlimited amount authorized, no par value)	24,594,896
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$7,139,857,718
Investments in affiliated issuers	416,892,053
Total cost of investments	$7,556,749,771
* Includes investments in securities on loan, at value	$39,898,640
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$403,501
Dividend income — unaffiliated issuers	79,204,066
Dividend income — affiliated issuers	9,392,757
Unaffiliated securities lending income	9,301
Affiliated securities lending income	9,237
Foreign taxes withheld	(20,351)
TOTAL INVESTMENT INCOME (LOSS)	88,998,511
EXPENSES
Administration, custody, and transfer agent fees	728,453
Trustees’ fees and expenses	53,878
Licensing and Registration Fees	67,690
Professional fees	50,693
Printing and postage fees	8,032
Insurance expense	15,418
Miscellaneous expenses	31,306
TOTAL EXPENSES	955,470
NET INVESTMENT INCOME (LOSS)	$88,043,041
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	20,025,094
Futures contracts	51,293,946
Net realized gain (loss)	71,319,040
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,496,537,749
Investments — affiliated issuers	(275,340)
Futures contracts	(7,892,018)
Net change in unrealized appreciation/depreciation	1,488,370,391
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,559,689,431
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,647,732,472
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$88,043,041	$153,356,110
Net realized gain (loss)	71,319,040	(18,541,765)
Net change in unrealized appreciation/depreciation	1,488,370,391	1,943,688,487
Net increase (decrease) in net assets resulting from operations	1,647,732,472	2,078,502,832
Distributions to shareholders	—	(150,747,246)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	958,106,883	1,990,976,911
Reinvestment of distributions	—	150,747,246
Cost of shares redeemed	(785,151,191)	(874,904,246)
Net increase (decrease) in net assets from beneficial interest transactions	172,955,692	1,266,819,911
Net increase (decrease) in net assets during the period	1,820,688,164	3,194,575,497
Net assets at beginning of period	10,462,465,099	7,267,889,602
NET ASSETS AT END OF PERIOD	$12,283,153,263	$10,462,465,099
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,078,267	5,106,447
Reinvestment of distributions	—	348,218
Shares redeemed	(1,634,955)	(2,178,499)
Net increase (decrease) from share transactions	443,312	3,276,166
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$433.20	$348.16	$432.09	$344.77	$302.40	$235.40
Income (loss) from investment operations:
Net investment income (loss) (b)	3.56	6.81	6.02	5.30	5.44	5.60
Net realized and unrealized gain (loss)	62.66	84.54	(84.50)	92.75	49.45	68.40
Total from investment operations	66.22	91.35	(78.48)	98.05	54.89	74.00
Contribution from affiliates (Note 4)	—	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	—	(6.31)	(3.73)	(5.07)	(5.28)	(5.20)
Net realized gains	—	—	(1.72)	(5.66)	(7.24)	(1.80)
Total distributions	—	(6.31)	(5.45)	(10.73)	(12.52)	(7.00)
Net asset value, end of period	$499.42	$433.20	$348.16	$432.09	$344.77	$302.40
Total return (d)	15.29%	26.27%	(18.18)%	28.52%	18.30%	31.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,283,153	$10,462,465	$7,267,890	$7,078,644	$4,732,247	$3,223,997
Ratios to average net assets:
Total expenses	0.02%(e)	0.02%	0.02%	0.02%	0.02%	0.03%
Net expenses	0.02%(e)	0.02%	0.02%	0.02%	0.02%	0.02%
Net investment income (loss)	1.54%(e)	1.74%	1.61%	1.34%	1.79%	2.01%
Portfolio turnover rate	3%(f)	4%	2%	6%	6%	21%
(a)	On April 17, 2020, the State Street Equity 500 Index II Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights) each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following Fund or Portfolio:
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Fund (the “Fund”)	Administrative Shares Service Shares Class A Shares Class I Shares Class K Shares Class R Shares	April 11, 2001 March 10, 2003 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005	Diversified
State Street Equity 500 Index II Portfolio (the “Portfolio”)	N/A	August 11, 2014	Diversified
The Fund is part of a “master-feeder” structure, and it invests substantially all of its assets in the Portfolio as shown below. The Portfolio is a separate series of the Trust. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at June 30, 2024
State Street Equity 500 Index Fund	State Street Equity 500 Index II Portfolio	52.37%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund and the Portfolio are investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed below:
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2024, is disclosed in the Portfolio’s Schedule of Investments.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
The Portfolio invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund and Portfolio within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Cash at broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2024, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Portfolio's derivative instruments as of June 30, 2024, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Equity 500 Index II Portfolio
Futures Contracts	$—	$—	$—	$859,914	$—	$859,914

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STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Equity 500 Index II Portfolio
Futures Contracts	$—	$—	$—	$51,293,946	$—	$51,293,946
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Equity 500 Index II Portfolio
Futures Contracts	$—	$—	$—	$(7,892,018)	$—	$(7,892,018)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund and Portfolio have entered into Investment Advisory Agreements with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Fund pays the Adviser a fee at an annual rate of 0.02% of its average daily net assets. The Portfolio pays no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2025, separately with respect to each of the Fund and the Portfolio, (i) to waive up to the full amount of the advisory fee payable by the Fund or the Portfolio and/or (ii) to reimburse the Fund or the Portfolio to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets of the Fund or Portfolio, respectively, on an annual basis.The expense limitation is inclusive of the allocation of expenses from the Portfolio. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with approval of the Board.
In addition, SSGA FM has agreed to waive up to the portion of the management fee and/or expenses attributable to the Fund's or Portfolio's acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s or Portfolio's holdings in acquired funds for cash management purposes. This fee waiver and/or expense reimbursement may only be terminated with approval of the Fund’s or Portfolio's Board.
For the period ended June 30, 2024, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statement of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R Shares and Class A Shares and for services provided to Fund shareholders in such class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

0.15%, 0.25%, 0.60% and 0.25% of the Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R Shares and Class A Shares, respectively. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates – Securities Lending
State Street, an affiliate of the Fund/Portfolio, acts as the securities lending agent for the Fund/Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds and portfolios, the Fund/Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund and Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2024, are disclosed in the Schedule of Investments.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund and the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2024 were as follows:
	Purchases	Sales
State Street Equity 500 Index II Portfolio	$696,423,416	$349,650,912
7.    Income Tax Information
The Fund and the Portfolio have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund and the Portfolio will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund and Portfolio file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Fund's and Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Fund	$4,237,544,327	$2,257,695,611	$62,168,495	$2,195,527,116
State Street Equity 500 Index II Portfolio	7,654,728,028	5,162,794,591	322,163,675	4,840,630,916
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2024, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Equity 500 Index II Portfolio	$ 39,898,640	$ 5,723,876	$ 35,807,222	$ 41,531,098
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2024:
		Remaining Contractual Maturity of the Agreements as of June 30, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index II Portfolio	Common Stocks	$5,723,876	$—	$—	$—	$5,723,876	$5,723,876
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolio had no outstanding loans as of June 30, 2024.
10.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Credit Risk
The Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
Market Risk
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Portfolio could decline if the particular industries, sectors or companies in which the Portfolio invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness, such as COVID -19, or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio and Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of State Street Institutional Investment Trust (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Equity 500 Index Fund (the “Fund”) and State Street Equity 500 Index II Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund, which is a feeder fund for which the Portfolio serves as the master fund in a master-feeder structure:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________________________
1 Over the course of many years overseeing the Fund, Portfolio, and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund and Portfolio; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and Portfolio and (b) affiliates of the Adviser that provide services to the Fund and Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund and Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Fund and Portfolio and for Fund/Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and Portfolio and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund and Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund and Portfolio by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund and Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund and Portfolio, and transfer agent of the Portfolio, and the role of the Adviser in managing the Fund’s and Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund and Portfolio;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s and Portfolio’s Adviser and Administrator, with respect to its operations relating to the Fund and Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Fund and Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund and Portfolio, and transfer agent for the Portfolio, with respect to its operations relating to the Fund and Portfolio; and
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund and Portfolio (the “Distributor”), with respect to its operations relating to the Fund and Portfolio, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund and Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and Portfolio and the investment strategies used in pursuing the Fund’s and Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund and Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Fund and Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund and Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for the Fund and Portfolio. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund and Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s and Portfolio’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund and Portfolio.
Fund Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund and Portfolio:
State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods. The Board also took into account the fact that the Fund is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund and Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. In the case of the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. The Board also considered that the Portfolio does not pay an investment advisory fee to the Adviser. Among other information, the Board considered the following expense information in its evaluation of the Fund and Portfolio:
State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund and Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund and Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund and Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund and Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund and Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund and Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund or Portfolio at this time.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of them under the Advisory Agreement.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and Portfolio and their respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
33

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Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Institutional Investment Trust
State Street Institutional Liquid Reserves Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value	$16,348,740,799
Receivable from Adviser	379
TOTAL ASSETS	16,348,741,178
LIABILITIES
Administration fees payable	643,465
Shareholder servicing fee payable	92,210
Distribution fees payable	10,889
Transfer agent fees payable	31,423
Registration and filing fees payable	18
Professional fees payable	12,548
Printing fees payable	41,054
Distribution payable	14,968,473
Accrued expenses and other liabilities	4,921
TOTAL LIABILITIES	15,805,001
NET ASSETS	$16,332,936,177
NET ASSETS CONSIST OF:
Paid-in capital	$16,334,580,074
Total distributable earnings (loss)	(1,643,897)
NET ASSETS	$16,332,936,177
Administration Class
Net Assets	$289,124,976
Shares Outstanding	289,035,530
Net asset value, offering and redemption price per share	$1.0003
Bancroft Capital Class
Net Assets	$15,931,695
Shares Outstanding	15,929,636
Net asset value, offering and redemption price per share	$1.0001
Institutional Class
Net Assets	$367,099,699
Shares Outstanding	366,959,901
Net asset value, offering and redemption price per share	$1.0004
Investment Class
Net Assets	$6,601
Shares Outstanding	6,599
Net asset value, offering and redemption price per share	$1.0003
Investor Class
Net Assets	$37,734,264
Shares Outstanding	37,721,633
Net asset value, offering and redemption price per share	$1.0003
Opportunity Class
Net Assets	$503,983,549
Shares Outstanding	503,920,309
Net asset value, offering and redemption price per share	$1.0001
Premier Class
Net Assets	$14,176,452,058
Shares Outstanding	14,173,758,661
Net asset value, offering and redemption price per share	$1.0002
Trust Class
Net Assets	$942,603,335
Shares Outstanding	942,195,003
Net asset value, offering and redemption price per share	$1.0004
COST OF INVESTMENTS:
Investment in corresponding affiliated Portfolio	$16,349,528,695
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$435,227,853
Expenses allocated from affiliated Portfolio	(4,590,459)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	430,637,394
EXPENSES
Administration fees
Administration Class	63,527
Bancroft Capital Class	27,128
Institutional Class	98,589
Investment Class	2
Investor Class	11,250
Opportunity Class	55,304
Premier Class	3,537,991
Trust Class	139,705
Shareholder servicing fees
Administration Class	254,108
Bancroft Capital Class	16,276
Institutional Class	59,153
Investment Class	7
Investor Class	18,000
Opportunity Class	33,183
Trust Class	162,059
Distribution fees
Administration Class	63,527
Investment Class	3
Custodian fees	32,499
Trustees’ fees and expenses	10,492
Transfer agent fees	191,901
Registration and filing fees	327,023
Professional fees and expenses	28,978
Printing and postage fees	4,580
Insurance expense	24,835
Miscellaneous expenses	31,044
TOTAL EXPENSES	5,191,164
Expenses waived/reimbursed by the Adviser	(439)
NET EXPENSES	5,190,725
NET INVESTMENT INCOME (LOSS)	$425,446,669
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(7,583)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(3,723,616)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,731,199)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$421,715,470
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$425,446,669	$678,176,241
Net realized gain (loss)	(7,583)	39,221
Net change in unrealized appreciation/depreciation	(3,723,616)	2,635,100
Net increase (decrease) in net assets resulting from operations	421,715,470	680,850,562
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(6,560,028)	(16,538,359)
Bancroft Capital Class	(2,941,893)	(854,164)
Institutional Class	(10,619,888)	(14,674,748)
Investment Class	(164)	(300)
Investor Class	(1,202,601)	(3,293,519)
Opportunity Class	(5,957,877)	(12,798,471)
Premier Class	(383,212,933)	(607,345,258)
Trust Class	(14,958,186)	(22,601,447)
Total distributions to shareholders	(425,453,570)	(678,106,266)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	1,630,683,917	3,769,516,640
Reinvestment of distributions	4,936,705	11,641,953
Shares redeemed	(1,588,247,486)	(3,923,010,814)
Net increase (decrease) from capital share transactions	47,373,136	(141,852,221)
Bancroft Capital Class
Shares sold	15,875,847	300,000,000
Reinvestment of distributions	6,965	—
Shares redeemed	(300,000,000)	—
Net increase (decrease) from capital share transactions	(284,117,188)	300,000,000
Institutional Class
Shares sold	445,568,199	760,268,227
Reinvestment of distributions	8,646,703	13,541,111
Shares redeemed	(418,025,140)	(700,975,947)
Net increase (decrease) from capital share transactions	36,189,762	72,833,391
Investment Class
Reinvestment of distributions	164	300
Net increase (decrease) from capital share transactions	164	300
Investor Class
Shares sold	158,607,517	533,589,937
Reinvestment of distributions	1,122,981	3,170,265
Shares redeemed	(179,379,320)	(647,050,000)
Net increase (decrease) from capital share transactions	(19,648,822)	(110,289,798)
Opportunity Class
Shares sold	738,251,005	1,325,230,751
Reinvestment of distributions	3,868,762	9,993,770
Shares redeemed	(487,789,988)	(1,221,883,600)
Net increase (decrease) from capital share transactions	254,329,779	113,340,921
Premier Class
Shares sold	62,158,345,993	109,504,967,539
Reinvestment of distributions	292,158,287	471,122,365
Shares redeemed	(60,869,096,481)	(107,822,835,406)
Net increase (decrease) from capital share transactions	1,581,407,799	2,153,254,498
Trust Class
Shares sold	4,143,767,269	5,610,724,925
Reinvestment of distributions	8,823,353	11,501,485
Shares redeemed	(3,642,966,004)	(5,690,135,293)
Net increase (decrease) from capital share transactions	509,624,618	(67,908,883)
Net increase (decrease) in net assets from beneficial interest transactions	2,125,159,248	2,319,378,208
Net increase (decrease) in net assets during the period	2,121,421,148	2,322,122,504
Net assets at beginning of period	14,211,515,029	11,889,392,525
NET ASSETS AT END OF PERIOD	$16,332,936,177	$14,211,515,029
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	1,629,938,098	3,768,349,213
Reinvestment of distributions	4,934,432	11,638,569
Shares redeemed	(1,587,535,099)	(3,921,823,061)
Net increase (decrease) from share transactions	$47,337,431	$(141,835,279)
Bancroft Capital Class
Shares sold	15,872,672	299,910,027
Reinvestment of distributions	6,964	—
Shares redeemed	(299,910,027)	—
Net increase (decrease) from share transactions	(284,030,391)	299,910,027
Institutional Class
Shares sold	445,339,338	759,925,373
Reinvestment of distributions	8,642,388	13,534,881
Shares redeemed	(417,820,366)	(700,642,777)
Net increase (decrease) from share transactions	36,161,360	72,817,477
Investment Class
Reinvestment of distributions	164	300
Net increase (decrease) from share transactions	164	300
Investor Class
Shares sold	158,534,510	533,388,029
Reinvestment of distributions	1,122,454	3,168,970
Shares redeemed	(179,293,436)	(646,802,368)
Net increase (decrease) from share transactions	(19,636,472)	(110,245,369)
Opportunity Class
Shares sold	738,075,358	1,325,026,079
Reinvestment of distributions	3,867,806	9,992,181
Shares redeemed	(487,663,387)	(1,221,668,536)
Net increase (decrease) from share transactions	254,279,777	113,349,724
Premier Class
Shares sold	62,137,680,447	109,474,837,128
Reinvestment of distributions	292,061,333	470,994,014
Shares redeemed	(60,848,868,722)	(107,793,181,794)
Net increase (decrease) from share transactions	1,580,873,058	2,152,649,348
Trust Class
Shares sold	4,141,459,520	5,608,137,344
Reinvestment of distributions	8,818,488	11,496,512
Shares redeemed	(3,640,940,903)	(5,687,476,194)
Net increase (decrease) from share transactions	509,337,105	(67,842,338)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0005	$1.0003	$1.0000	$1.0001	$1.0001	$0.9999
Income (loss) from investment operations:
Net investment income (loss)	0.0257	0.0490	0.0147	0.0000(b)	0.0039	0.0206
Net realized and unrealized gain (loss)	(0.0002)	0.0002	0.0004	(0.0001)	—	(0.0001)
Total from investment operations	0.0255	0.0492	0.0151	(0.0001)	0.0039	0.0205
Distributions to shareholders from:
Net investment income	(0.0257)	(0.0490)	(0.0148)	—	(0.0039)	(0.0203)
Net asset value, end of period	$1.0003	$1.0005	$1.0003	$1.0000	$1.0001	$1.0001
Total return (c)	2.58%	5.03%	1.52%	(0.01)%	0.39%	2.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$289,125	$241,812	$383,631	$663,480	$567,550	$613,074
Ratios to Average Net Assets:
Total expenses	0.37%(d)	0.36%	0.37%	0.37%	0.37%	0.38%
Net expenses	0.37%(d)	0.36%	0.33%	0.17%	0.32%	0.37%
Net investment income (loss)	5.13%(d)	4.85%	1.32%	0.00%(e)	0.43%	2.06%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$1.0003	$1.0000	$0.9999	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0268	0.0512	0.0167	0.0000(b)
Net realized and unrealized gain (loss)	(0.0002)	0.0003	0.0001	(0.0001)
Total from investment operations	0.0266	0.0515	0.0168	(0.0001)
Distributions to shareholders from:
Net investment income	(0.0268)	(0.0512)	(0.0167)	(0.0000)(b)
Net asset value, end of period	$1.0001	$1.0003	$1.0000	$0.9999
Total return (c)	2.69%	5.26%	1.70%	(0.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,932	$300,048	$50	$50
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.15%	0.14%	0.15%(d)
Net expenses	0.14%(d)	0.15%	0.14%	0.15%(d)
Net investment income (loss)	5.39%(d)	5.44%	1.69%	0.01%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0006	$1.0004	$1.0003	$1.0003	$1.0002	$1.0001
Income (loss) from investment operations:
Net investment income (loss)	0.0268	0.0512	0.0166	0.0001	0.0054	0.0217
Net realized and unrealized gain (loss)	(0.0002)	0.0002	0.0001	0.0001	0.0002	0.0009
Total from investment operations	0.0266	0.0514	0.0167	0.0002	0.0056	0.0226
Distributions to shareholders from:
Net investment income	(0.0268)	(0.0512)	(0.0166)	(0.0002)	(0.0055)	(0.0225)
Net asset value, end of period	$1.0004	$1.0006	$1.0004	$1.0003	$1.0003	$1.0002
Total return (b)	2.69%	5.26%	1.69%	0.02%	0.56%	2.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$367,100	$331,002	$258,089	$80,594	$153,757	$183,304
Ratios to Average Net Assets:
Total expenses	0.15%(c)	0.15%	0.15%	0.15%	0.15%	0.16%
Net expenses	0.15%(c)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	5.36%(c)	5.14%	2.25%	0.03%	0.57%	2.17%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0005	$1.0003	$1.0002	$1.0002	$1.0002	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0253	0.0481	0.0135	0.0000	0.0036	0.0201
Net realized and unrealized gain (loss)	(0.0002)	0.0000(b)	0.0006	—	—	(0.0003)
Total from investment operations	0.0251	0.0481	0.0141	0.0000(b)	0.0036	0.0198
Distributions to shareholders from:
Net investment income	(0.0253)	(0.0479)	(0.0140)	—	(0.0036)	(0.0196)
Net asset value, end of period	$1.0003	$1.0005	$1.0003	$1.0002	$1.0002	$1.0002
Total return (c)	2.53%	4.92%	1.42%	0.00%(d)	0.37%	1.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7	$6	$6	$6	$6	$12
Ratios to Average Net Assets:
Total expenses	0.45%(e)	0.45%	0.48%	0.48%	0.45%	0.47%
Net expenses	0.45%(e)	0.45%	0.42%	0.17%	0.35%	0.45%
Net investment income (loss)	5.07%(e)	4.80%	1.42%	(0.03)%	0.38%	2.01%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0006	$1.0003	$1.0001	$1.0002	$1.0001	$0.9999
Income (loss) from investment operations:
Net investment income (loss)	0.0265	0.0506	0.0162	0.0000(b)	0.0049	0.0219
Net realized and unrealized gain (loss)	(0.0003)	0.0004	0.0002	(0.0001)	0.0002	0.0003
Total from investment operations	0.0262	0.0510	0.0164	(0.0001)	0.0051	0.0222
Distributions to shareholders from:
Net investment income	(0.0265)	(0.0507)	(0.0162)	(0.0000)(b)	(0.0050)	(0.0220)
Net asset value, end of period	$1.0003	$1.0006	$1.0003	$1.0001	$1.0002	$1.0001
Total return (c)	2.65%	5.22%	1.65%	(0.01)%	0.51%	2.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$37,734	$57,391	$167,654	$131,790	$97,898	$36,424
Ratios to Average Net Assets:
Total expenses	0.20%(d)	0.19%	0.20%	0.20%	0.20%	0.21%
Net expenses	0.20%(d)	0.19%	0.19%	0.17%	0.20%	0.20%
Net investment income (loss)	5.32%(d)	4.97%	1.55%	0.00%(e)	0.57%	2.19%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$1.0003	$1.0002	$0.9999	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0268	0.0512	0.0167	0.0000(b)
Net realized and unrealized gain (loss)	(0.0002)	0.0001	0.0003	(0.0001)
Total from investment operations	0.0266	0.0513	0.0170	(0.0001)
Distributions to shareholders from:
Net investment income	(0.0268)	(0.0512)	(0.0167)	(0.0000)(b)
Net asset value, end of period	$1.0001	$1.0003	$1.0002	$0.9999
Total return (c)	2.69%	5.25%	1.71%	(0.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$503,984	$249,722	$136,312	$50
Ratios to Average Net Assets:
Total expenses	0.15%(d)	0.15%	0.15%	0.15%(d)
Net expenses	0.15%(d)	0.15%	0.15%	0.15%(d)
Net investment income (loss)	5.36%(d)	5.19%	3.81%	0.00%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0004	$1.0002	$1.0001	$1.0002	$1.0001	$0.9999
Income (loss) from investment operations:
Net investment income (loss)	0.0269	0.0515	0.0168	0.0004	0.0058	0.0223
Net realized and unrealized gain (loss)	(0.0002)	0.0002	0.0002	—	0.0001	0.0007
Total from investment operations	0.0267	0.0517	0.0170	0.0004	0.0059	0.0230
Distributions to shareholders from:
Net investment income	(0.0269)	(0.0515)	(0.0169)	(0.0005)	(0.0058)	(0.0228)
Net asset value, end of period	$1.0002	$1.0004	$1.0002	$1.0001	$1.0002	$1.0001
Total return (b)	2.70%	5.29%	1.72%	0.04%	0.59%	2.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,176,452	$12,598,404	$10,442,749	$11,646,151	$14,854,601	$20,188,261
Ratios to Average Net Assets:
Total expenses	0.12%(c)	0.12%	0.12%	0.12%	0.12%	0.13%
Net expenses	0.12%(c)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	5.39%(c)	5.14%	1.62%	0.06%	0.67%	2.23%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0006	$1.0004	$1.0001	$1.0002	$1.0001	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0267	0.0509	0.0164	0.0001	0.0052	0.0226
Net realized and unrealized gain (loss)	(0.0002)	0.0002	0.0003	(0.0001)	0.0001	(0.0003)
Total from investment operations	0.0265	0.0511	0.0167	—	0.0053	0.0223
Distributions to shareholders from:
Net investment income	(0.0267)	(0.0509)	(0.0164)	(0.0001)	(0.0052)	(0.0222)
Net asset value, end of period	$1.0004	$1.0006	$1.0004	$1.0001	$1.0002	$1.0001
Total return (b)	2.67%	5.23%	1.68%	(0.00)%(c)	0.53%	2.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$942,603	$433,129	$500,902	$413,169	$452,418	$597,353
Ratios to Average Net Assets:
Total expenses	0.17%(d)	0.17%	0.18%	0.18%	0.18%	0.18%
Net expenses	0.17%(d)	0.17%	0.18%	0.17%	0.18%	0.18%
Net investment income (loss)	5.32%(d)	5.08%	1.56%	0.01%	0.51%	2.26%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Amount is less than 0.005%.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Liquid Reserves Fund	Premier Class Investment Class Administration Class Trust Class Investor Class Institutional Class Bancroft Capital Class Opportunity Class Service Class	August 12, 2004 October 15, 2007 August 29, 2016 August 29, 2016 July 13, 2017 July 6, 2018 October 13, 2021 October 28, 2021 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (100.00% at June 30, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Fund will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places.
The NAV of the Fund is calculated multiple times each day the Fund accepts purchase orders and redemption requests. The SEC has recently adopted a number of requirements, including mandatory and discretionary liquidity fees for money market funds. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

Security Valuation
The Fund records its investments in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The summary of the inputs used for the Portfolio, as of June 30, 2024, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to the report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2025 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with approval of the Board. For the period ended June 30, 2024, the Adviser contractually waived fees in the amount of $439.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2024 were $0.
As of June 30, 2024, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2024	$1,404,801
12/31/2025	$256,835
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2024, the Fund's Administration Class shares and Investment Class shares paid $63,527 and $3, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Administration Class shares, Bancroft Capital Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Trust Class shares and Opportunity Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.25%, 0.08%, 0.058% and 0.03%
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

respectively, of each applicable share class's eligible average daily net assets, respectively. During the period ended June 30, 2024, the Fund’s Administration Class shares, Bancroft Capital Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Trust Class shares and Opportunity Class shares paid SSGA FD $254,108, $16,276, $59,153, $7, $18,000, $162,059 and $33,183, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of (the "Internal Revenue Code") of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023,  SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional Liquid Reserves Fund	$16,349,528,695	$—	$787,896	$(787,896)
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
7.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Liquid Reserves Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to   the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s  Adviser and Administrator, with respect to its operations relating to the Fund and  its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund  (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s  investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.  The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks.  The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers.  Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of the Fund:
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Money Market Funds, Generally.  The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe.  The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Liquid Reserves Fund.  The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5 and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional Liquid Reserves Fund.  The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund  during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund  at this time.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and  its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
22

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Master Funds
State Street Money Market Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—12.8%
Alinghi Funding Co. LLC(a)	5.300%	07/09/2024	07/09/2024	$93,600,000	$93,446,218
Alinghi Funding Co. LLC(a)	5.320%	07/02/2024	07/02/2024	140,000,000	139,916,533
Anglesea Funding LLC(a)	5.340%	07/03/2024	07/03/2024	175,000,000	174,870,278
Anglesea Funding LLC(a)	5.350%	07/02/2024	07/02/2024	75,000,000	74,955,535
Anglesea Funding LLC(a)	5.370%	07/08/2024	07/08/2024	100,000,000	99,851,521
Anglesea Funding LLC, SOFR + 0.12%(a),(b)	5.460%	07/01/2024	08/01/2024	100,000,000	100,000,000
Aquitaine Funding Co. LLC(a)	5.410%	09/04/2024	09/04/2024	75,000,000	74,227,539
Barclays Bank PLC(a)	5.340%	07/03/2024	07/03/2024	50,000,000	49,963,071
Barclays Bank PLC(a)	5.350%	10/03/2024	10/03/2024	43,250,000	42,628,155
Barton Capital SA(a)	5.330%	07/19/2024	07/19/2024	75,000,000	74,764,013
Bennington Stark Capital Co. LLC(a)	5.350%	07/02/2024	07/02/2024	81,024,000	80,975,810
Britannia Funding Co. LLC(a)	5.410%	08/15/2024	08/15/2024	45,000,000	44,675,040
Britannia Funding Co. LLC(a)	5.420%	07/30/2024	07/30/2024	50,000,000	49,759,526
Chesham Finance Ltd./Chesham Finance LLC(a)	5.340%	07/01/2024	07/01/2024	50,000,000	49,977,774
Chesham Finance Ltd./Chesham Finance LLC(a)	5.340%	07/02/2024	07/02/2024	50,000,000	49,970,357
Columbia Funding Co. LLC(a)	5.250%	07/22/2024	07/22/2024	100,000,000	99,642,044
Concord Minutemen Capital Co. LLC(a)	5.350%	07/03/2024	07/03/2024	50,000,000	49,962,798
Gotham Funding Corp.(a)	5.400%	07/19/2024	07/19/2024	75,000,000	74,765,325
Ionic Funding LLC	5.480%	07/10/2024	07/10/2024	50,000,000	49,909,875
Ionic Funding LLC	5.490%	07/15/2024	07/15/2024	85,000,000	84,781,885
Legacy Capital Co. LLC, SOFR + 0.20%(a),(b)	5.540%	07/01/2024	08/15/2024	75,000,000	75,005,314
Longship Funding LLC(a)	5.350%	07/02/2024	07/02/2024	100,000,000	99,940,873
Mountcliff Funding LLC(a)	5.300%	07/01/2024	07/01/2024	175,000,000	174,922,209
Ridgefield Funding Co. LLC, SOFR + 0.20%(a),(b)	5.540%	07/01/2024	09/09/2024	58,000,000	58,004,369
Victory Receivables Corp.(a)	5.380%	07/09/2024	07/09/2024	120,000,000	119,803,577
TOTAL ASSET BACKED COMMERCIAL PAPER					2,086,719,639
CERTIFICATES OF DEPOSIT—20.7%
Bank of America NA	5.320%	10/10/2024	10/10/2024	104,000,000	103,916,128
Bank of America NA	5.340%	07/05/2024	07/05/2024	200,000,000	200,000,000
Bank of America NA	5.390%	07/18/2024	07/18/2024	150,000,000	150,003,750
Bank of Montreal	5.390%	07/19/2024	07/19/2024	100,000,000	100,001,139
Bank of Montreal	5.500%	12/05/2024	12/05/2024	26,500,000	26,488,492
Bank of Montreal, SOFR + 0.47%(b)	5.810%	07/01/2024	12/18/2024	60,000,000	60,081,400
Bank of Nova Scotia, SOFR + 0.38%(b)	5.720%	07/01/2024	01/03/2025	60,000,000	60,058,468
Barclays Bank PLC	5.360%	08/12/2024	08/12/2024	100,000,000	99,980,091
Canadian Imperial Bank of Commerce	5.500%	12/06/2024	12/06/2024	50,000,000	49,974,330
Canadian Imperial Bank of Commerce	5.800%	11/12/2024	11/12/2024	75,000,000	75,033,457
Cooperatieve Rabobank UA, SOFR + 0.19%(b)	5.530%	07/01/2024	08/19/2024	100,000,000	100,016,157
Credit Agricole Corporate & Investment Bank SA	5.370%	07/31/2024	07/31/2024	80,500,000	80,495,114
Credit Agricole Corporate & Investment Bank SA, SOFR + 0.19%(b)	5.530%	07/01/2024	08/14/2024	75,000,000	75,009,742
Credit Agricole Corporate & Investment Bank SA, SOFR + 0.20%(b)	5.540%	07/01/2024	07/31/2024	50,000,000	50,006,663
Credit Industriel et Commercial, SOFR + 0.27%(b)	5.610%	07/01/2024	10/11/2024	40,000,000	40,017,114
KBC Bank NV	5.440%	08/14/2024	08/14/2024	88,000,000	88,006,462
KBC Bank NV	5.440%	08/23/2024	08/23/2024	75,000,000	75,006,348
Mizuho Bank Ltd.	5.400%	09/09/2024	09/09/2024	104,000,000	103,966,062
Mizuho Bank Ltd.	5.450%	08/05/2024	08/05/2024	125,000,000	125,001,784
Mizuho Bank Ltd.	5.490%	08/02/2024	08/02/2024	70,000,000	70,005,384
Mizuho Bank Ltd., SOFR + 0.18%(b)	5.520%	07/01/2024	08/13/2024	50,000,000	50,004,721
MUFG Bank Ltd., SOFR + 0.18%(b)	5.520%	07/01/2024	09/06/2024	124,000,000	124,011,930
Natixis SA	5.350%	10/03/2024	10/03/2024	100,000,000	99,939,554
Natixis SA, SOFR + 0.25%(b)	5.590%	07/01/2024	07/31/2024	50,000,000	50,008,541
Nordea Bank Abp, SOFR + 0.16%(b)	5.500%	07/01/2024	08/15/2024	48,000,000	48,004,034
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Norinchukin Bank	5.330%	07/01/2024	07/01/2024	$150,000,000	$150,000,031
Norinchukin Bank	5.330%	07/02/2024	07/02/2024	150,000,000	150,000,031
Norinchukin Bank	5.330%	07/05/2024	07/05/2024	150,000,000	149,999,977
Oversea-Chinese Banking Corp. Ltd.	5.440%	07/31/2024	07/31/2024	80,000,000	80,001,600
Oversea-Chinese Banking Corp. Ltd., SOFR + 0.24%(b)	5.580%	07/01/2024	07/02/2024	100,000,000	100,001,961
Standard Chartered Bank	5.420%	07/05/2024	07/05/2024	52,000,000	51,999,586
Sumitomo Mitsui Banking Corp., SOFR + 0.17%(b)	5.510%	07/01/2024	08/12/2024	68,250,000	68,253,838
Sumitomo Mitsui Trust Bank Ltd.	5.450%	08/22/2024	08/22/2024	75,000,000	75,004,531
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.24%(b)	5.580%	07/01/2024	07/12/2024	50,000,000	50,002,845
Svenska Handelsbanken AB, SOFR + 0.35%(b)	5.690%	07/01/2024	01/09/2025	125,000,000	125,095,200
Toronto-Dominion Bank, SOFR + 0.38%(b)	5.720%	07/01/2024	01/03/2025	36,000,000	36,031,886
Toronto-Dominion Bank, SOFR + 0.38%(b)	5.720%	07/01/2024	01/06/2025	40,000,000	40,035,131
Wells Fargo Bank NA, SOFR + 0.60%(b)	5.940%	07/01/2024	11/07/2024	75,000,000	75,113,201
Wells Fargo Bank NA, SOFR + 0.65%(b)	5.990%	07/01/2024	07/05/2024	70,000,000	70,007,469
Westpac Banking Corp.	5.850%	07/09/2024	07/09/2024	50,000,000	50,005,634
TOTAL CERTIFICATES OF DEPOSIT					3,376,589,786
FINANCIAL COMPANY COMMERCIAL PAPER—14.6%
Australia & New Zealand Banking Group Ltd.(a)	5.130%	08/12/2024	08/12/2024	50,000,000	49,665,750
Australia & New Zealand Banking Group Ltd., SOFR + 0.20%(a)	5.540%	07/01/2024	01/06/2025	50,000,000	50,000,580
BPCE SA(a)	5.320%	07/15/2024	07/15/2024	50,000,000	49,874,255
BPCE SA(a)	5.400%	07/23/2024	07/23/2024	100,000,000	99,629,977
BPCE SA(a)	5.560%	08/06/2024	08/06/2024	100,000,000	99,422,258
Canadian Imperial Bank of Commerce(a)	5.340%	07/02/2024	07/02/2024	75,000,000	74,955,600
Canadian Imperial Bank of Commerce(a)	5.340%	07/03/2024	07/03/2024	75,000,000	74,944,479
Chesham Finance Ltd./Chesham Finance LLC, SOFR + 0.11%(a),(b)	5.450%	07/01/2024	08/05/2024	125,000,000	125,000,000
Commonwealth Bank of Australia, SOFR + 0.23%(a),(b)	5.570%	07/01/2024	02/26/2025	50,000,000	49,992,720
DBS Bank Ltd.(a)	5.200%	07/23/2024	07/23/2024	50,000,000	49,814,738
DBS Bank Ltd.(a)	5.360%	07/02/2024	07/02/2024	100,000,000	99,940,984
DNB Bank ASA(a)	5.480%	11/07/2024	11/07/2024	100,000,000	98,062,387
DNB Bank ASA(a)	5.650%	07/01/2024	07/01/2024	100,000,000	99,955,982
HSBC Bank PLC, SOFR + 0.39%(a),(b)	5.730%	07/01/2024	01/03/2025	99,250,000	99,330,067
HSBC Bank PLC, SOFR + 0.53%(a),(b)	5.870%	07/01/2024	11/26/2024	50,000,000	50,071,459
HSBC Bank PLC, SOFR + 0.53%(a),(b)	5.870%	07/01/2024	11/27/2024	50,000,000	50,071,688
Lloyds Bank PLC	5.270%	08/13/2024	08/13/2024	44,250,000	43,946,458
Macquarie Bank Ltd.(a)	5.410%	07/25/2024	07/25/2024	85,000,000	84,655,920
Macquarie Bank Ltd., SOFR + 0.19%(a),(b)	5.530%	07/01/2024	08/16/2024	82,000,000	82,011,588
National Australia Bank Ltd.(a)	5.480%	08/26/2024	08/26/2024	65,000,000	64,431,284
National Australia Bank Ltd., SOFR + 0.20%(a),(b)	5.540%	07/01/2024	11/01/2024	125,000,000	125,010,595
National Bank of Canada(a)	5.480%	08/16/2024	08/16/2024	50,000,000	49,635,232
Nationwide Building Society(a)	5.320%	07/05/2024	07/05/2024	350,000,000	349,636,584
NRW Bank(a)	5.315%	07/03/2024	07/03/2024	150,000,000	149,889,850
Svenska Handelsbanken AB(a)	5.600%	08/12/2024	08/12/2024	75,000,000	74,505,469
Svenska Handelsbanken AB, SOFR + 0.40%(a),(b)	5.740%	07/01/2024	12/18/2024	50,000,000	50,050,310
Swedbank AB, SOFR + 0.20%	5.540%	07/01/2024	07/11/2024	50,000,000	50,001,908
Westpac Banking Corp., SOFR + 0.55%(a),(b)	5.890%	07/01/2024	11/01/2024	50,000,000	50,076,967
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,394,585,089
OTHER NOTES—32.0%
ABN AMRO Bank NV	5.310%	07/01/2024	07/01/2024	275,000,000	275,000,000
ABN AMRO Bank NV	5.330%	07/02/2024	07/02/2024	75,000,000	75,000,000
ABN AMRO Bank NV	5.330%	07/03/2024	07/03/2024	305,000,000	305,000,000
Australia & New Zealand Banking Group Ltd.	5.320%	07/01/2024	07/01/2024	425,000,000	425,000,000
Bank of Montreal	5.320%	07/01/2024	07/01/2024	350,000,000	350,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Bank of Montreal	5.330%	07/02/2024	07/02/2024	$100,000,000	$100,000,000
Canadian Imperial Bank of Commerce	5.310%	07/01/2024	07/01/2024	300,000,000	300,000,000
Citibank NA	5.340%	07/01/2024	07/01/2024	300,000,000	300,000,000
First Abu Dhabi Bank USA	5.320%	07/01/2024	07/01/2024	350,000,000	350,000,000
ING Bank NV	5.330%	07/01/2024	07/01/2024	155,000,000	155,000,000
ING Bank NV	5.330%	07/02/2024	07/02/2024	185,000,000	185,000,000
ING Bank NV	5.330%	07/05/2024	07/05/2024	175,000,000	175,000,000
KBC Bank NV	5.310%	07/01/2024	07/01/2024	500,000,000	500,000,000
Mizuho Bank Ltd.	5.320%	07/01/2024	07/01/2024	295,000,000	295,000,000
National Bank of Canada	5.320%	07/03/2024	07/03/2024	150,000,000	150,000,000
Royal Bank of Canada	5.320%	07/01/2024	07/01/2024	400,000,000	400,000,000
Royal Bank of Canada	5.320%	07/03/2024	07/03/2024	150,000,000	150,000,000
Skandinaviska Enskilda Banken AB	5.310%	07/01/2024	07/01/2024	500,000,000	500,000,000
Svenska Handelsbanken AB	5.300%	07/01/2024	07/01/2024	100,000,000	100,000,000
Toronto-Dominion Bank	5.320%	07/01/2024	07/01/2024	150,000,000	150,000,000
TOTAL OTHER NOTES					5,240,000,000
TREASURY DEBT—3.5%
U.S. Treasury Bills(c)	4.780%	07/18/2024	07/18/2024	55,000,000	54,863,386
U.S. Treasury Bills(c)	4.781%	07/18/2024	07/18/2024	36,250,000	36,159,959
U.S. Treasury Bills(c)	4.782%	07/18/2024	07/18/2024	11,250,000	11,222,056
U.S. Treasury Bills(c)	4.785%	07/18/2024	07/18/2024	22,500,000	22,444,112
U.S. Treasury Bills(c)	4.903%	07/25/2024	07/25/2024	50,000,000	49,825,834
U.S. Treasury Bills(c)	5.006%	08/08/2024	08/08/2024	15,600,000	15,513,855
U.S. Treasury Bills(c)	5.008%	08/08/2024	08/08/2024	5,600,000	5,569,076
U.S. Treasury Bills(c)	5.009%	08/08/2024	08/08/2024	11,100,000	11,038,704
U.S. Treasury Bills(c)	5.011%	08/08/2024	08/08/2024	17,800,000	17,701,706
U.S. Treasury Bills(c)	5.111%	08/22/2024	08/22/2024	125,000,000	124,056,642
U.S. Treasury Bills(c)	5.158%	08/29/2024	08/29/2024	87,500,000	86,746,060
U.S. Treasury Bills(c)	5.160%	08/29/2024	08/29/2024	37,500,000	37,176,883
U.S. Treasury Bills(c)	5.317%	12/26/2024	12/26/2024	60,370,000	58,843,193
U.S. Treasury Bills(c)	5.320%	12/26/2024	12/26/2024	37,430,000	36,483,364
U.S. Treasury Bills(c)	5.323%	12/26/2024	12/26/2024	2,200,000	2,144,360
TOTAL TREASURY DEBT					569,789,190
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—3.3%
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 1.810% – 7.000% due 06/01/2030 – 06/01/2054, Federal National Mortgage Associations, 1.500% – 7.315% due 10/01/2026 – 05/01/2054, and Government National Mortgage Associations, 2.000% – 7.000% due 08/20/2026 – 03/20/2064, valued at $540,600,000); expected proceeds $530,235,408	5.330%	07/01/2024	07/01/2024	530,000,000	530,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/25/2024 (collateralized by Federal Home Loan Bank, 5.740% due 04/12/2028, valued at $5,000,718); expected proceeds $4,905,240	5.500%	07/02/2024	07/02/2024	4,900,000	4,900,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					534,900,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
OTHER REPURCHASE AGREEMENTS—11.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 05/28/2024 (collateralized by various Corporate Bonds, 0.000% – 9.150% due 07/15/2027 – 10/25/2051, valued at $66,691,605); expected proceeds $58,328,183	5.820%	07/01/2024	07/02/2024	$58,000,000	$58,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 08/24/2023 (collateralized by various Common Stocks, and various Corporate Bonds, 0.625% – 8.750% due 07/15/2024 – 05/13/2064, valued at $108,232,115); expected proceeds $104,740,667	5.470%	07/01/2024	07/01/2024	100,000,000	100,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 05/31/2024 (collateralized by various Corporate Bonds, 4.375% – 11.750% due 11/15/2024 – 12/21/2065, valued at $129,950,489); expected proceeds $114,103,445(d)	5.670%	07/01/2024	08/01/2024	113,000,000	113,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/14/2024 (collateralized by various Corporate Bonds, 0.000% – 10.500% due 12/15/2024 – 12/31/2099, valued at $143,750,036); expected proceeds $125,632,222(d)	5.690%	07/01/2024	07/16/2024	125,000,000	125,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 05/31/2024 (collateralized by various Corporate Bonds, 1.200% – 6.915% due 11/10/2024 – 12/31/2099, valued at $36,771,807); expected proceeds $35,335,145(d)	5.560%	07/01/2024	08/01/2024	35,000,000	35,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by various Common Stocks, valued at $380,153,182); expected proceeds $350,159,542	5.470%	07/01/2024	07/01/2024	350,000,000	350,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by various Corporate Bonds, 0.000% – 12.585% due 05/07/2030 – 09/25/2068, valued at $158,091,040); expected proceeds $140,063,233	5.420%	07/01/2024	07/01/2024	140,000,000	140,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 05/23/2024 (collateralized by various Common Stocks, and various Corporate Bonds, 0.250% – 6.750% due 03/01/2025 – 04/01/2052, valued at $88,413,411); expected proceeds $82,184,040(d)	5.720%	07/01/2024	08/23/2024	81,000,000	81,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/07/2024 (collateralized by various Common Stocks, and various Corporate Bonds, 0.000% – 5.766% due 05/01/2025 – 04/22/2035, valued at $30,685,374); expected proceeds $29,625,890(d)	5.770%	07/01/2024	09/06/2024	29,200,000	29,200,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/07/2024 (collateralized by various Corporate Bonds, 0.500% – 6.162% due 08/09/2024 – 01/11/2031, valued at $45,991,268); expected proceeds $44,438,835(d)	5.770%	07/01/2024	09/06/2024	43,800,000	43,800,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/07/2024 (collateralized by various Corporate Bonds, 1.000% – 6.450% due 02/26/2027 – 09/11/2028, valued at $42,001,201); expected proceeds $40,390,600(d)	5.670%	07/01/2024	08/08/2024	40,000,000	40,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a Common Stock, and various Corporate Bonds, 0.000% – 7.000% due 03/01/2028 – 04/15/2031, valued at $110,000,129); expected proceeds $100,045,167	5.420%	07/01/2024	07/01/2024	$100,000,000	$100,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Government National Mortgage Associations, 2.250% – 5.000% due 04/15/2038 – 05/16/2057, and various Corporate Bonds, 0.750% – 8.875% due 03/19/2025 – 11/14/2033, valued at $34,958,193); expected proceeds $34,015,102	5.330%	07/01/2024	07/01/2024	34,000,000	34,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/07/2024 (collateralized by various Common Stocks, valued at $108,000,001); expected proceeds $101,423,139(d)	5.630%	07/01/2024	09/06/2024	100,000,000	100,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by various Common Stocks, valued at $162,000,022); expected proceeds $150,067,750	5.420%	07/01/2024	07/01/2024	150,000,000	150,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 06/25/2024 (collateralized by various Corporate Bonds, 1.450% – 10.250% due 12/15/2024 – 05/15/2097, valued at $56,473,738); expected proceeds $50,044,833	5.380%	07/01/2024	07/01/2024	50,000,000	50,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/27/2024 (collateralized by various Corporate Bonds, 1.375% – 13.375% due 12/15/2024 – 01/01/2099, and a U.S. Treasury Inflation Index Bond, 3.875% due 04/15/2029, valued at $83,976,735); expected proceeds $75,067,250	5.380%	07/03/2024	07/03/2024	75,000,000	75,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by various Corporate Bonds, 3.375% – 6.375% due 12/15/2025 – 06/15/2054, valued at $240,776,514); expected proceeds $221,099,266	5.390%	07/01/2024	07/01/2024	221,000,000	221,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					1,845,000,000
TOTAL INVESTMENTS –98.2% (Cost $16,048,371,599)(e)					16,047,583,704
Other Assets in Excess of Liabilities —1.8%					301,205,354
NET ASSETS –100.0%					$16,348,789,058
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 26.0% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Rate shown is the discount rate at time of purchase.
(d)	Illiquid security. These securities represent $567,000,000 or 3.5% of net assets as of June 30, 2024.
(e)	Also represents the cost for federal tax purposes.
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments:
Asset Backed Commercial Paper	$—	$2,086,719,639	$—	$2,086,719,639
Certificates Of Deposit	—	3,376,589,786	—	3,376,589,786
Financial Company Commercial Paper	—	2,394,585,089	—	2,394,585,089
Other Notes	—	5,240,000,000	—	5,240,000,000
Treasury Debt	—	569,789,190	—	569,789,190
Government Agency Repurchase Agreements	—	534,900,000	—	534,900,000
Other Repurchase Agreements	—	1,845,000,000	—	1,845,000,000
Total Investments	$—	$16,047,583,704	$—	$16,047,583,704
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$13,667,683,704
Repurchase agreements, at value	2,379,900,000
Total Investments	16,047,583,704
Cash	311,574,777
Interest receivable — unaffiliated issuers	40,814,053
TOTAL ASSETS	16,399,972,534
LIABILITIES
Payable for investments purchased	49,992,583
Advisory and administrator fee payable	612,544
Custody, sub-administration and transfer agent fees payable	520,240
Trustees’ fees and expenses payable	3,909
Professional fees payable	28,487
Printing fees payable	5,074
Accrued expenses and other liabilities	20,639
TOTAL LIABILITIES	51,183,476
NET ASSETS	$16,348,789,058
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$13,668,471,599
Repurchase agreements	2,379,900,000
Total cost of investments	$16,048,371,599
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$435,274,001
EXPENSES
Advisory and administrator fee	3,934,327
Custodian, sub-administrator and transfer agent fees	506,919
Trustees’ fees and expenses	57,802
Professional fees and expenses	59,345
Printing and postage fees	6,040
Insurance expense	3,204
Miscellaneous expenses	22,822
TOTAL EXPENSES	4,590,459
NET INVESTMENT INCOME (LOSS)	$430,683,542
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,584)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(3,723,616)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,731,200)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$426,952,342
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$430,683,542	$686,653,262
Net realized gain (loss)	(7,584)	39,222
Net change in unrealized appreciation/depreciation	(3,723,616)	2,635,101
Net increase (decrease) in net assets resulting from operations	426,952,342	689,327,585
CAPITAL TRANSACTIONS
Contributions	25,091,107,414	42,903,234,505
Withdrawals	(23,399,164,875)	(41,262,964,315)
Net increase (decrease) in net assets from capital transactions	1,691,942,539	1,640,270,190
Net increase (decrease) in net assets during the period	2,118,894,881	2,329,597,775
Net assets at beginning of period	14,229,894,177	11,900,296,402
NET ASSETS AT END OF PERIOD	$16,348,789,058	$14,229,894,177
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total return (a)	2.71%	5.19%	1.80%	0.10%	0.77%	2.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,348,789	$14,229,894	$11,900,296	$12,936,276	$16,127,554	$21,626,159
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	5.44%(b)	5.20%	1.69%	0.11%	0.72%	2.29%
(a)	Results represent past performance and are not indicative of future results.
(b)	Annualized.
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of five (5) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
11

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2024, the Portfolio had invested in repurchase agreements with the gross values of $2,379,900,000 and associated collateral equal to $2,572,517,578.
12

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2024.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023,  SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
13

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$16,048,371,599	$1,000,833	$1,788,728	$(787,895)
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
__________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
15

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
16

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio.  The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks.  The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers.  Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund.  The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
17

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Money Market Funds, Generally.  The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe.  The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio.  The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5 and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio.  The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
18

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
19

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Institutional Investment Trust
State Street Institutional U.S. Government Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$136,431,865,222
Receivable for fund shares sold	11,157,656
Receivable from Adviser	25,520
TOTAL ASSETS	136,443,048,398
LIABILITIES
Payable for fund shares repurchased	10,321,392
Administration fees payable	4,944,425
Shareholder servicing fee payable	998,627
Distribution fees payable	107,906
Transfer agent fees payable	36,552
Professional fees payable	26,752
Printing fees payable	57,755
Distribution payable	148,804,493
Accrued expenses and other liabilities	170,529
TOTAL LIABILITIES	165,468,431
NET ASSETS	$136,277,579,967
NET ASSETS CONSIST OF:
Paid-in capital	$136,278,407,333
Total distributable earnings (loss)	(827,366)
NET ASSETS	$136,277,579,967
Administration Class
Net Assets	$1,502,064,981
Shares Outstanding	1,502,104,949
Net asset value, offering and redemption price per share	$1.00
Bancroft Capital Class
Net Assets	$25,203,206
Shares Outstanding	25,207,226
Net asset value, offering and redemption price per share	$1.00
Blaylock Van Class
Net Assets	$114,367,179
Shares Outstanding	114,370,246
Net asset value, offering and redemption price per share	$1.00
Cabrera Capital Markets Class
Net Assets	$348,570,781
Shares Outstanding	348,572,268
Net asset value, offering and redemption price per share	$1.00
Institutional Class
Net Assets	$9,311,582,519
Shares Outstanding	9,311,687,378
Net asset value, offering and redemption price per share	$1.00
Investment Class
Net Assets	$246,485,974
Shares Outstanding	246,491,242
Net asset value, offering and redemption price per share	$1.00
Investor Class
Net Assets	$3,024,441,682
Shares Outstanding	3,024,476,012
Net asset value, offering and redemption price per share	$1.00
Opportunity Class
Net Assets	$4,872,169,321
Shares Outstanding	4,872,224,353
Net asset value, offering and redemption price per share	$1.00
Premier Class
Net Assets	$112,437,419,416
Shares Outstanding	112,438,402,095
Net asset value, offering and redemption price per share	$1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES  (continued)
June 30, 2024 (Unaudited)

Class G
Net Assets	$4,346,717,055
Shares Outstanding	4,346,767,413
Net asset value, offering and redemption price per share	$1.00
Select Class
Net Assets	$48,557,853
Shares Outstanding	48,558,496
Net asset value, offering and redemption price per share	$1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	3,927,502,349
Expenses allocated from affiliated Portfolio	(41,921,423)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	3,885,580,926
EXPENSES
Administration fees
Administration Class	558,477
Bancroft Capital Class	12,708
Blaylock Van Class	20,933
Cabrera Capital Markets Class	53,376
Institutional Class	3,350,095
Investment Class	64,691
Investor Class	695,852
Opportunity Class	1,294,986
Premier Class	29,176,523
Class G	242,469
Select Class	11,881
Shareholder servicing fees
Administration Class	2,233,907
Bancroft Capital Class	7,625
Blaylock Van Class	12,560
Cabrera Capital Markets Class	32,026
Institutional Class	2,010,057
Investment Class	323,457
Investor Class	1,113,363
Opportunity Class	776,992
Distribution fees
Administration Class	558,477
Investment Class	129,383
Custodian fees	25,669
Trustees’ fees and expenses	10,491
Transfer agent fees	40,792
Registration and filing fees	4,509,915
Professional fees and expenses	204,478
Printing and postage fees	101,609
Insurance expense	175,988
Miscellaneous expenses	204,168
TOTAL EXPENSES	47,952,948
Expenses waived/reimbursed by the Adviser	(25,499)
NET EXPENSES	47,927,449
NET INVESTMENT INCOME (LOSS)	$3,837,653,477
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(588,307)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,837,065,170
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,837,653,477	$5,341,102,684
Net realized gain (loss)	(588,307)	101,150
Net increase (decrease) in net assets resulting from operations	3,837,065,170	5,341,203,834
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(56,074,107)	(111,884,494)
Bancroft Capital Class	(1,332,725)	(8,302,489)
Blaylock Van Class	(2,193,791)	(14,581,700)
Cabrera Capital Markets Class	(5,597,104)	(34,131,400)
Institutional Class	(351,194,125)	(360,336,982)
Investment Class	(6,367,711)	(14,338,503)
Investor Class	(72,213,416)	(105,041,202)
Opportunity Class	(135,796,376)	(149,600,392)
Premier Class	(3,076,999,132)	(4,313,164,519)
Class G	(128,788,303)	(225,815,797)
Select Class	(1,261,254)	(1,868,429)
Total distributions to shareholders	(3,837,818,044)	(5,339,065,907)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	15,206,932,874	25,863,421,151
Reinvestment of distributions	18,148,602	20,622,959
Shares redeemed	(16,202,023,866)	(25,655,302,071)
Net increase (decrease) from capital share transactions	(976,942,390)	228,742,039
Bancroft Capital Class
Shares sold	—	335,000,000
Reinvestment of distributions	1,338,827	8,252,656
Shares redeemed	(36,500,043)	(282,984,343)
Net increase (decrease) from capital share transactions	(35,161,216)	60,268,313
Blaylock Van Class
Shares sold	1,278,000,001	6,411,475,001
Reinvestment of distributions	1,806,996	3,183,742
Shares redeemed	(1,219,487,930)	(6,790,391,589)
Net increase (decrease) from capital share transactions	60,319,067	(375,732,846)
Cabrera Capital Markets Class
Shares sold	781,681,810	6,285,125,000
Reinvestment of distributions	4,422,672	25,145,865
Shares redeemed	(909,578,959)	(6,013,587,526)
Net increase (decrease) from capital share transactions	(123,474,477)	296,683,339
Institutional Class
Shares sold	76,577,852,857	85,654,616,499
Reinvestment of distributions	157,237,749	168,186,022
Shares redeemed	(78,208,238,623)	(78,411,427,364)
Net increase (decrease) from capital share transactions	(1,473,148,017)	7,411,375,157
Investment Class
Shares sold	157,968,505	621,161,429
Reinvestment of distributions	268,562	659,219
Shares redeemed	(189,792,002)	(761,016,261)
Net increase (decrease) from capital share transactions	(31,554,935)	(139,195,613)
Investor Class
Shares sold	23,701,160,857	33,432,368,720
Reinvestment of distributions	64,116,444	86,509,150
Shares redeemed	(22,427,646,145)	(33,594,397,810)
Net increase (decrease) from capital share transactions	1,337,631,156	(75,519,940)
Opportunity Class
Shares sold	35,991,791,623	48,691,352,428
Reinvestment of distributions	86,558,242	111,595,556
Shares redeemed	(35,636,234,416)	(46,757,310,336)
Net increase (decrease) from capital share transactions	442,115,449	2,045,637,648
Premier Class
Shares sold	781,454,968,454	1,188,129,293,732
Reinvestment of distributions	2,324,931,970	3,368,571,989
Shares redeemed	(797,594,884,316)	(1,140,384,737,223)
Net increase (decrease) from capital share transactions	(13,814,983,892)	51,113,128,498
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
Class G
Shares sold	34,130,987,570	$50,697,276,757
Reinvestment of distributions	126,608,044	221,471,254
Shares redeemed	(34,676,653,483)	(50,852,665,369)
Net increase (decrease) from capital share transactions	(419,057,869)	66,082,642
Select Class
Shares sold	193,747,265	253,740,202
Reinvestment of distributions	1,264,551	1,864,086
Shares redeemed	(189,687,579)	(241,063,940)
Net increase (decrease) from capital share transactions	5,324,237	14,540,348
Net increase (decrease) in net assets from beneficial interest transactions	(15,028,932,887)	60,646,009,585
Net increase (decrease) in net assets during the period	(15,029,685,761)	60,648,147,512
Net assets at beginning of period	151,307,265,728	90,659,118,216
NET ASSETS AT END OF PERIOD	$136,277,579,967	$151,307,265,728
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	15,206,932,874	25,863,421,151
Reinvestment of distributions	18,148,602	20,622,959
Shares redeemed	(16,202,023,866)	(25,655,302,071)
Net increase (decrease) from share transactions	(976,942,390)	228,742,039
Bancroft Capital Class
Shares sold	—	335,000,000
Reinvestment of distributions	1,338,827	8,252,656
Shares redeemed	(36,500,043)	(282,984,343)
Net increase (decrease) from share transactions	(35,161,216)	60,268,313
Blaylock Van Class
Shares sold	1,278,000,001	6,411,475,001
Reinvestment of distributions	1,806,996	3,183,742
Shares redeemed	(1,219,487,930)	(6,790,391,589)
Net increase (decrease) from share transactions	60,319,067	(375,732,846)
Cabrera Capital Markets Class
Shares sold	781,681,810	6,285,125,000
Reinvestment of distributions	4,422,672	25,145,865
Shares redeemed	(909,578,959)	(6,013,587,526)
Net increase (decrease) from share transactions	(123,474,477)	296,683,339
Institutional Class
Shares sold	76,577,852,857	85,654,616,499
Reinvestment of distributions	157,237,749	168,186,022
Shares redeemed	(78,208,238,623)	(78,411,427,364)
Net increase (decrease) from share transactions	(1,473,148,017)	7,411,375,157
Investment Class
Shares sold	157,968,505	621,161,429
Reinvestment of distributions	268,562	659,219
Shares redeemed	(189,792,002)	(761,016,261)
Net increase (decrease) from share transactions	(31,554,935)	(139,195,613)
Investor Class
Shares sold	23,701,160,857	33,432,368,720
Reinvestment of distributions	64,116,444	86,509,150
Shares redeemed	(22,427,646,145)	(33,594,397,810)
Net increase (decrease) from share transactions	1,337,631,156	(75,519,940)
Opportunity Class
Shares sold	35,991,791,623	48,691,352,428
Reinvestment of distributions	86,558,242	111,595,556
Shares redeemed	(35,636,234,416)	(46,757,310,336)
Net increase (decrease) from share transactions	442,115,449	2,045,637,648
Premier Class
Shares sold	781,454,968,454	1,188,129,293,732
Reinvestment of distributions	2,324,931,970	3,368,571,989
Shares redeemed	(797,594,884,316)	(1,140,384,737,223)
Net increase (decrease) from share transactions	(13,814,983,892)	51,113,128,498
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
Class G
Shares sold	34,130,987,570	50,697,276,757
Reinvestment of distributions	126,608,044	221,471,254
Shares redeemed	(34,676,653,483)	(50,852,665,369)
Net increase (decrease) from share transactions	$(419,057,869)	$66,082,642
Select Class
Shares sold	193,747,265	253,740,202
Reinvestment of distributions	1,264,551	1,864,086
Shares redeemed	(189,687,579)	(241,063,940)
Net increase (decrease) from share transactions	5,324,237	14,540,348
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0250	0.0469	0.0139	0.0001	0.0026	0.0186
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0250	0.0469	0.0139	0.0001	0.0026	0.0186
Distributions to shareholders from:
Net investment income	(0.0250)	(0.0469)	(0.0139)	(0.0001)	(0.0026)	(0.0186)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.52%	4.80%	1.39%	0.01%	0.26%	1.88%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,502,065	$2,479,017	$2,250,119	$2,230,490	$2,550,831	$1,672,762
Ratios to Average Net Assets:
Total expenses	0.37%(d)	0.36%	0.37%	0.37%	0.37%	0.37%
Net expenses	0.37%(d)	0.36%	0.30%	0.07%	0.23%	0.37%
Net investment income (loss)	4.99%(d)	4.71%	1.39%	0.01%	0.20%	1.87%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0260	0.0491	0.0157	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0260	0.0491	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0260)	(0.0491)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.63%	5.03%	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$25,203	$60,365	$100	$100
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.14%	0.15%	0.14%(d)
Net expenses	0.14%(d)	0.14%	0.13%	0.04%(d)
Net investment income (loss)	5.21%(d)	5.03%	1.46%	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Blaylock Van Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0260	0.0490	0.0156	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0001	0.0000(b)	0.0000(b)
Total from investment operations	0.0260	0.0491	0.0156	0.0001
Distributions to shareholders from:
Net investment income	(0.0260)	(0.0491)	(0.0156)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.63%	5.03%	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$114,367	$54,050	$429,773	$500
Ratios to Average Net Assets:
Total expenses	0.15%(d)	0.14%	0.15%	0.14%(d)
Net expenses	0.15%(d)	0.14%	0.15%	0.04%(d)
Net investment income (loss)	5.21%(d)	5.06%	3.46%	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0260	0.0492	0.0157	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0260	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0260)	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.64%	5.03%	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$348,571	$472,047	$175,359	$100
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.15%	0.18%	0.14%(d)
Net expenses	0.14%(d)	0.15%	0.17%	0.04%(d)
Net investment income (loss)	5.21%(d)	5.24%	4.32%	0.02%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0260	0.0491	0.0156	0.0001	0.0037	0.0207
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0260	0.0491	0.0156	0.0001	0.0037	0.0207
Distributions to shareholders from:
Net investment income	(0.0260)	(0.0491)	(0.0156)	(0.0001)	(0.0037)	(0.0207)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.64%	5.04%	1.58%	0.03%	0.37%	2.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,311,583	$10,784,799	$3,373,375	$1,588,396	$1,349,398	$950,202
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.15%	0.15%	0.15%	0.15%	0.15%
Net expenses	0.14%(d)	0.15%	0.14%	0.04%	0.14%	0.15%
Net investment income (loss)	5.21%(d)	5.08%	2.06%	0.03%	0.42%	1.95%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0240	0.0459	0.0132	0.0001	0.0025	0.0178
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0240	0.0459	0.0132	0.0001	0.0025	0.0178
Distributions to shareholders from:
Net investment income	(0.0240)	(0.0459)	(0.0132)	(0.0001)	(0.0025)	(0.0178)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.47%	4.69%	1.33%	0.01%	0.25%	1.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$246,486	$278,042	$417,225	$428,088	$483,015	$517,997
Ratios to Average Net Assets:
Total expenses	0.47%(d)	0.46%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.47%(d)	0.46%	0.38%	0.07%	0.27%	0.45%
Net investment income (loss)	4.89%(d)	4.53%	1.32%	0.01%	0.32%	1.76%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0260	0.0486	0.0152	0.0001	0.0033	0.0203
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0260	0.0486	0.0152	0.0001	0.0033	0.0203
Distributions to shareholders from:
Net investment income	(0.0260)	(0.0486)	(0.0152)	(0.0001)	(0.0033)	(0.0203)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.61%	4.97%	1.53%	0.01%	0.33%	2.05%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,024,442	$1,686,830	$1,762,314	$1,063,097	$936,980	$726,126
Ratios to Average Net Assets:
Total expenses	0.20%(d)	0.19%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.20%(d)	0.19%	0.18%	0.07%	0.18%	0.20%
Net investment income (loss)	5.16%(d)	4.85%	1.96%	0.01%	0.35%	2.08%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0260	0.0491	0.0156	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0260	0.0491	0.0156	0.0001
Distributions to shareholders from:
Net investment income	(0.0260)	(0.0491)	(0.0156)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.63%	5.03%	1.58%	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,872,169	$4,430,079	$2,384,409	$300,002
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.14%	0.15%	0.15%(d)
Net expenses	0.14%(d)	0.14%	0.14%	0.04%(d)
Net investment income (loss)	5.21%(d)	5.00%	2.00%	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0260	0.0494	0.0159	0.0001	0.0039	0.0211
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0260	0.0494	0.0159	0.0001	0.0039	0.0211
Distributions to shareholders from:
Net investment income	(0.0260)	(0.0494)	(0.0159)	(0.0001)	(0.0039)	(0.0211)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.65%	5.06%	1.60%	0.03%	0.39%	2.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$112,437,419	$126,252,999	$75,138,139	$84,009,144	$67,604,723	$52,826,660
Ratios to Average Net Assets:
Total expenses	0.11%(d)	0.11%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.11%(d)	0.11%	0.10%	0.05%	0.12%	0.12%
Net investment income (loss)	5.24%(d)	5.01%	1.63%	0.03%	0.33%	2.08%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class G (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0260	0.0498	0.0162	0.0001	0.0043	0.0215
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0000(b)	—	0.0000(b)	0.0000(b)
Total from investment operations	0.0260	0.0498	0.0162	0.0001	0.0043	0.0215
Distributions to shareholders from:
Net investment income	(0.0260)	(0.0498)	(0.0162)	(0.0001)	(0.0043)	(0.0215)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.67%	5.10%	1.63%	0.03%	0.43%	2.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,346,717	$4,765,804	$4,699,611	$7,180,149	$6,025,209	$3,607,164
Ratios to Average Net Assets:
Total expenses	0.08%(d)	0.07%	0.08%	0.08%	0.08%	0.08%
Net expenses	0.08%(d)	0.07%	0.07%	0.05%	0.08%	0.08%
Net investment income (loss)	5.28%(d)	4.98%	1.47%	0.03%	0.37%	2.12%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Select Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	For the Period 6/2/22*- 12/31/22
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0260	0.0498	0.0152
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	—
Total from investment operations	0.0260	0.0498	0.0152
Distributions to shareholders from:
Net investment income	(0.0260)	(0.0498)	(0.0152)
Net asset value, end of period	$1.0000	$1.0000	$1.0000
Total return (c)	2.67%	5.10%	1.62%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$48,558	$43,234	$28,693
Ratios to Average Net Assets:
Total expenses	0.12%(d)	0.11%	0.12%(d)
Net expenses	0.08%(d)	0.07%	0.08%(d)
Net investment income (loss)	5.28%(d)	5.02%	2.86%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional U.S. Government Money Market Fund	Administration Class Bancroft Capital Class Blaylock Van Class Cabrera Capital Markets Class Class G Investment Class Investor Class Institutional Class Opportunity Class Premier Class Select Class	August 23, 2016 October 13, 2021 October 20, 2021 October 20, 2021 October 5, 2014 October 17, 2007 March 21, 2016 January 18, 2018 October 28, 2021 October 25, 2007 June 2, 2022	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.20% at June 30, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2024, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2025 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with approval of the Board. For the period ended June 30, 2024, the Adviser contractually waived fees in the amount of $25,224.
SSGA FM is contractually obligated until April 30, 2025 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Select Class shares of the Fund exceed 0.08% of average daily net assets on an annual basis. This reimbursement arrangement for Select Class shares of the Fund may not be terminated prior to April 30, 2025 except with approval of the Fund's Board of Trustees. For the period ended June 30, 2024, the Adviser contractually waived fees in the amount of $275.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2024 were $0.
As of June 30, 2024, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2024	$61,082,619
12/31/2025	$10,107,908
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, each share class of the Fund, except class G shares, pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. Class G shares pay a fee at an annual rate of 0.01% of the average daily net assets of such class to SSGA FM. The fees are accrued daily and paid monthly.
The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2024, the Fund's Administration Class shares and Investment Class shares paid $558,477 and $129,383, respectively, to SSGA FD under the Plan.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08% and 0.03%, respectively, of each applicable share class's eligible average daily net assets. During the period ended June 30, 2024, the Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares paid SSGA FD $2,233,907, $7,625, $12,560, $32,026, $2,010,057, $323,457, $1,113,363, and $776,992, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of (the "Internal Revenue Code") of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
7.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional U.S. Government Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s  Adviser and Administrator, with respect to its operations relating to the Fund and  its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund  (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s  investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders.  Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional U.S. Government Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund  during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund  to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund  at this time.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and  its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
27

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Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Master Funds
State Street U.S. Government Money Market Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—13.0%
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	5.420%	06/29/2024	08/14/2024	$88,900,000	$88,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	5.420%	06/29/2024	09/27/2024	390,000,000	390,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	5.425%	06/29/2024	07/03/2024	147,300,000	147,300,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	5.430%	06/29/2024	09/16/2024	46,900,000	46,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	5.440%	06/29/2024	10/11/2024	266,500,000	266,500,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	5.440%	06/29/2024	04/01/2026	613,500,000	613,500,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	5.445%	06/29/2024	11/22/2024	89,700,000	89,700,000
Federal Farm Credit Banks Funding Corp., Federal Reserve Bank Prime Loan Rate - 3.05% (a)	5.450%	06/29/2024	02/27/2025	225,000,000	225,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	5.450%	06/29/2024	11/15/2024	126,600,000	126,600,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	5.455%	06/29/2024	12/03/2024	114,800,000	114,800,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	5.460%	06/29/2024	01/27/2026	417,948,000	417,948,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	5.470%	06/29/2024	02/20/2026	65,000,000	65,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	5.475%	06/29/2024	03/04/2026	259,300,000	259,374,786
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.19% (a)	5.495%	06/29/2024	02/06/2026	250,000,000	249,980,909
Federal Farm Credit Discount Notes (b)	5.100%	01/06/2025	01/06/2025	47,000,000	45,741,575
Federal Farm Credit Discount Notes (b)	5.100%	01/08/2025	01/08/2025	35,000,000	34,052,958
Federal Farm Credit Discount Notes (b)	5.100%	01/13/2025	01/13/2025	38,360,000	37,294,871
Federal Home Loan Bank Discount Notes (b)	4.580%	01/28/2025	01/28/2025	479,000,000	466,141,777
Federal Home Loan Bank Discount Notes (b)	4.650%	02/03/2025	02/03/2025	213,500,000	207,515,773
Federal Home Loan Bank Discount Notes (b)	4.760%	02/10/2025	02/10/2025	525,800,000	510,226,972
Federal Home Loan Bank Discount Notes (b)	4.780%	01/31/2025	01/31/2025	200,000,000	194,317,111
Federal Home Loan Bank Discount Notes (b)	4.790%	01/24/2025	01/24/2025	111,000,000	107,942,783
Federal Home Loan Bank Discount Notes (b)	4.997%	11/29/2024	11/29/2024	710,080,000	695,198,469
Federal Home Loan Bank Discount Notes (b)	5.100%	01/13/2025	01/13/2025	43,600,000	42,389,373
Federal Home Loan Bank Discount Notes (b)	5.160%	08/01/2024	08/01/2024	542,700,000	540,288,603
Federal Home Loan Bank Discount Notes (b)	5.195%	09/25/2024	09/25/2024	889,000,000	877,967,263
Federal Home Loan Bank Discount Notes (b)	5.250%	09/06/2024	09/06/2024	683,750,000	677,069,193
Federal Home Loan Banks	5.105%	01/10/2025	01/10/2025	952,500,000	952,500,000
Federal Home Loan Banks	5.264%	04/14/2025	04/14/2025	220,165,000	212,227,789
Federal Home Loan Banks	5.305%	05/12/2025	05/12/2025	655,400,000	655,400,000
Federal Home Loan Banks, SOFR + 0.03% (a)	5.365%	06/29/2024	10/21/2024	304,400,000	304,400,000
Federal Home Loan Banks, SOFR + 0.04% (a)	5.380%	06/29/2024	03/14/2025	723,000,000	723,000,000
Federal Home Loan Banks, SOFR + 0.07% (a)	5.410%	06/29/2024	07/05/2024	452,100,000	452,100,000
Federal Home Loan Banks, SOFR + 0.08% (a)	5.420%	06/29/2024	08/16/2024	644,200,000	644,200,000
Federal Home Loan Banks, SOFR + 0.09% (a)	5.430%	06/29/2024	08/15/2025	482,030,000	482,030,000
Federal Home Loan Banks, SOFR + 0.11% (a)	5.450%	06/29/2024	11/21/2024	374,400,000	374,400,000
Federal Home Loan Banks, SOFR + 0.11% (a)	5.450%	06/29/2024	12/02/2024	375,500,000	375,500,000
Federal Home Loan Banks, SOFR + 0.11% (a)	5.450%	06/29/2024	12/19/2024	710,600,000	710,600,000
Federal Home Loan Banks, SOFR + 0.12% (a)	5.455%	06/29/2024	11/01/2024	499,200,000	499,200,000
Federal Home Loan Banks, SOFR + 0.13% (a)	5.470%	06/29/2024	01/27/2025	499,200,000	499,200,000
Federal Home Loan Banks, SOFR + 0.13% (a)	5.470%	06/29/2024	02/09/2026	120,520,000	120,520,000
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Banks, SOFR + 0.13% (a)	5.470%	06/29/2024	02/13/2026	$384,760,000	$384,760,000
Federal Home Loan Banks	5.500%	05/13/2025	05/13/2025	159,000,000	159,000,000
Federal Home Loan Banks, SOFR + 0.16% (a)	5.500%	06/29/2024	07/14/2025	678,450,000	679,096,170
Federal Home Loan Banks, SOFR + 0.19% (a)	5.530%	06/29/2024	10/30/2025	1,200,000,000	1,200,000,000
Federal Home Loan Banks, SOFR + 0.20% (a)	5.540%	06/29/2024	11/14/2025	750,000,000	750,000,000
Federal National Mortgage Association	5.259%	04/22/2025	04/22/2025	94,983,000	91,559,979
TOTAL GOVERNMENT AGENCY DEBT					17,807,344,354
TREASURY DEBT—44.6%
U.S. Treasury Bills (b)	2.626%	07/02/2024	07/02/2024	483,200,000	483,129,923
U.S. Treasury Bills (b)	2.647%	07/02/2024	07/02/2024	160,000,000	159,976,800
U.S. Treasury Bills (b)	2.649%	07/02/2024	07/02/2024	320,750,000	320,703,447
U.S. Treasury Bills (b)	4.094%	07/05/2024	07/05/2024	573,600,000	573,278,465
U.S. Treasury Bills (b)	4.643%	07/11/2024	07/11/2024	50,150,000	50,079,929
U.S. Treasury Bills (b)	4.647%	07/11/2024	07/11/2024	809,850,000	808,717,335
U.S. Treasury Bills (b)	4.648%	07/11/2024	07/11/2024	812,200,000	811,063,822
U.S. Treasury Bills (b)	4.693%	07/09/2024	07/09/2024	978,000,000	976,869,649
U.S. Treasury Bills (b)	4.694%	07/09/2024	07/09/2024	326,100,000	325,722,992
U.S. Treasury Bills (b)	4.696%	07/09/2024	07/09/2024	571,200,000	570,539,312
U.S. Treasury Bills (b)	4.733%	07/11/2024	07/11/2024	93,150,000	93,017,313
U.S. Treasury Bills (b)	4.735%	07/11/2024	07/11/2024	343,955,000	343,464,864
U.S. Treasury Bills (b)	4.780%	07/18/2024	07/18/2024	882,400,000	880,324,889
U.S. Treasury Bills (b)	4.781%	07/18/2024	07/18/2024	588,000,000	586,616,942
U.S. Treasury Bills (b)	4.782%	07/18/2024	07/18/2024	175,000,000	174,588,252
U.S. Treasury Bills (b)	4.785%	07/18/2024	07/18/2024	350,000,000	349,176,090
U.S. Treasury Bills (b)	4.823%	07/11/2024	07/11/2024	684,460,000	683,466,582
U.S. Treasury Bills (b)	4.903%	07/25/2024	07/25/2024	562,600,000	560,717,165
U.S. Treasury Bills (b)	4.932%	08/01/2024	08/01/2024	725,600,000	722,475,889
U.S. Treasury Bills (b)	4.958%	07/16/2024	07/16/2024	818,520,000	816,744,835
U.S. Treasury Bills (b)	4.959%	07/16/2024	07/16/2024	503,440,000	502,347,955
U.S. Treasury Bills (b)	4.960%	07/16/2024	07/16/2024	661,000,000	659,565,905
U.S. Treasury Bills (b)	4.961%	07/16/2024	07/16/2024	264,050,000	263,477,067
U.S. Treasury Bills (b)	4.963%	07/16/2024	07/16/2024	754,750,000	753,111,564
U.S. Treasury Bills (b)	4.971%	11/29/2024	11/29/2024	99,420,000	97,403,749
U.S. Treasury Bills (b)	5.006%	08/08/2024	08/08/2024	932,900,000	927,936,972
U.S. Treasury Bills (b)	5.008%	08/08/2024	08/08/2024	333,100,000	331,327,029
U.S. Treasury Bills (b)	5.009%	08/08/2024	08/08/2024	666,700,000	663,151,045
U.S. Treasury Bills (b)	5.011%	08/08/2024	08/08/2024	1,066,200,000	1,060,522,189
U.S. Treasury Bills (b)	5.041%	08/08/2024	08/08/2024	62,000,000	61,667,869
U.S. Treasury Bills (b)	5.042%	03/20/2025	03/20/2025	40,975,000	39,542,861
U.S. Treasury Bills (b)	5.046%	08/08/2024	08/08/2024	471,200,000	468,673,321
U.S. Treasury Bills (b)	5.051%	08/08/2024	08/08/2024	631,700,000	628,309,350
U.S. Treasury Bills (b)	5.051%	08/15/2024	08/15/2024	557,780,000	554,252,042
U.S. Treasury Bills (b)	5.052%	08/15/2024	08/15/2024	184,650,000	183,481,858
U.S. Treasury Bills (b)	5.056%	08/15/2024	08/15/2024	244,250,000	242,703,592
U.S. Treasury Bills (b)	5.111%	08/22/2024	08/22/2024	1,629,000,000	1,616,999,700
U.S. Treasury Bills (b)	5.123%	07/30/2024	07/30/2024	851,000,000	847,431,828
U.S. Treasury Bills (b)	5.130%	07/23/2024	07/23/2024	187,400,000	186,811,551
U.S. Treasury Bills (b)	5.147%	09/05/2024	09/05/2024	1,000,000,000	990,640,833
U.S. Treasury Bills (b)	5.154%	09/12/2024	09/12/2024	813,700,000	805,284,986
U.S. Treasury Bills (b)	5.158%	08/29/2024	08/29/2024	1,484,940,000	1,472,455,367
U.S. Treasury Bills (b)	5.158%	09/05/2024	09/05/2024	481,600,000	477,082,913
U.S. Treasury Bills (b)	5.160%	08/29/2024	08/29/2024	519,800,000	515,428,078
U.S. Treasury Bills (b)	5.162%	09/05/2024	09/05/2024	116,260,000	115,168,706
U.S. Treasury Bills (b)	5.181%	09/26/2024	09/26/2024	350,000,000	345,682,021
U.S. Treasury Bills (b)	5.214%	10/31/2024	10/31/2024	366,500,000	360,171,869
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Bills (b)	5.215%	08/13/2024	08/13/2024	$998,000,000	$991,765,549
U.S. Treasury Bills (b)	5.215%	09/06/2024	10/10/2024	975,250,000	961,241,076
U.S. Treasury Bills (b)	5.216%	10/31/2024	10/31/2024	293,300,000	288,233,283
U.S. Treasury Bills (b)	5.219%	10/31/2024	10/31/2024	219,900,000	216,099,395
U.S. Treasury Bills (b)	5.229%	08/06/2024	08/06/2024	628,740,000	625,424,968
U.S. Treasury Bills (b)	5.242%	10/31/2024	10/31/2024	950,000,000	933,508,396
U.S. Treasury Bills (b)	5.259%	09/10/2024	09/10/2024	750,000,000	742,255,083
U.S. Treasury Bills (b)	5.262%	08/27/2024	08/27/2024	442,800,000	439,127,989
U.S. Treasury Bills (b)	5.265%	08/27/2024	08/27/2024	856,700,000	849,592,246
U.S. Treasury Bills (b)	5.268%	10/03/2024	10/03/2024	327,500,000	323,070,381
U.S. Treasury Bills (b)	5.269%	10/03/2024	10/03/2024	327,700,000	323,266,820
U.S. Treasury Bills (b)	5.274%	10/24/2024	10/24/2024	450,000,000	442,582,500
U.S. Treasury Bills (b)	5.283%	09/03/2024	09/03/2024	416,020,000	412,142,694
U.S. Treasury Bills (b)	5.284%	11/07/2024	11/07/2024	1,168,000,800	1,146,425,392
U.S. Treasury Bills (b)	5.285%	09/03/2024	09/03/2024	833,960,000	826,183,786
U.S. Treasury Bills (b)	5.287%	10/31/2024	10/31/2024	854,142,000	839,191,431
U.S. Treasury Bills (b)	5.287%	11/07/2024	11/07/2024	331,150,000	325,030,003
U.S. Treasury Bills (b)	5.288%	10/31/2024	10/31/2024	768,100,000	754,652,873
U.S. Treasury Bills (b)	5.289%	10/31/2024	10/31/2024	368,600,000	362,145,046
U.S. Treasury Bills (b)	5.290%	10/03/2024	10/03/2024	130,900,000	129,122,327
U.S. Treasury Bills (b)	5.291%	10/03/2024	10/03/2024	327,700,000	323,248,423
U.S. Treasury Bills (b)(c)	5.292%	10/29/2024	10/29/2024	678,020,000	666,329,730
U.S. Treasury Bills (b)(c)	5.294%	10/29/2024	10/29/2024	322,870,000	317,301,546
U.S. Treasury Bills (b)	5.295%	10/03/2024	10/03/2024	327,700,000	323,245,428
U.S. Treasury Bills (b)	5.296%	09/17/2024	09/17/2024	1,526,430,000	1,509,133,004
U.S. Treasury Bills (b)(c)	5.296%	10/29/2024	10/29/2024	849,150,000	834,497,917
U.S. Treasury Bills (b)	5.297%	09/17/2024	09/17/2024	146,720,000	145,057,100
U.S. Treasury Bills (b)	5.298%	09/17/2024	09/17/2024	76,870,000	75,998,518
U.S. Treasury Bills (b)	5.302%	11/14/2024	11/14/2024	250,720,000	245,827,896
U.S. Treasury Bills (b)	5.303%	11/14/2024	11/14/2024	1,700,000,000	1,666,822,800
U.S. Treasury Bills (b)	5.304%	11/21/2024	11/21/2024	42,690,000	41,813,132
U.S. Treasury Bills (b)	5.308%	10/08/2024	10/08/2024	847,000,000	834,841,315
U.S. Treasury Bills (b)	5.309%	09/24/2024	09/24/2024	530,340,000	523,787,907
U.S. Treasury Bills (b)	5.309%	11/21/2024	11/21/2024	106,670,000	104,478,324
U.S. Treasury Bills (b)	5.310%	12/05/2024	12/05/2024	743,280,000	726,578,034
U.S. Treasury Bills (b)	5.312%	09/24/2024	09/24/2024	344,660,000	340,399,859
U.S. Treasury Bills (b)	5.313%	12/05/2024	12/05/2024	858,050,000	838,759,725
U.S. Treasury Bills (b)	5.317%	12/26/2024	12/26/2024	754,610,000	735,432,006
U.S. Treasury Bills (b)	5.318%	12/05/2024	12/05/2024	148,670,000	145,324,429
U.S. Treasury Bills (b)	5.319%	10/08/2024	10/08/2024	1,002,980,000	988,569,435
U.S. Treasury Bills (b)	5.319%	12/19/2024	12/19/2024	599,500,000	584,841,850
U.S. Treasury Bills (b)	5.320%	10/15/2024	10/15/2024	24,230,000	23,857,942
U.S. Treasury Bills (b)	5.320%	11/29/2024	11/29/2024	298,690,000	292,215,957
U.S. Treasury Bills (b)	5.320%	12/26/2024	12/26/2024	467,880,000	455,983,306
U.S. Treasury Bills (b)	5.321%	12/19/2024	12/19/2024	950,500,000	927,248,394
U.S. Treasury Bills (b)	5.323%	11/29/2024	11/29/2024	526,902,000	515,475,984
U.S. Treasury Bills (b)	5.323%	12/26/2024	12/26/2024	27,540,000	26,839,405
U.S. Treasury Bills (b)	5.324%	10/01/2024	10/01/2024	440,100,000	434,209,384
U.S. Treasury Bills (b)	5.325%	10/15/2024	10/15/2024	539,170,000	530,882,957
U.S. Treasury Bills (b)	5.326%	10/08/2024	10/08/2024	449,000,000	442,539,171
U.S. Treasury Bills (b)	5.327%	10/01/2024	10/01/2024	709,900,000	700,393,650
U.S. Treasury Bills (b)	5.328%	10/08/2024	10/08/2024	1,000,000	985,612
U.S. Treasury Bills (b)	5.328%	12/12/2024	12/12/2024	747,400,000	729,822,605
U.S. Treasury Bills (b)	5.330%	10/15/2024	10/15/2024	411,600,000	405,267,648
U.S. Treasury Bills (b)	5.330%	12/12/2024	12/12/2024	402,590,000	393,117,281
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Bills (b)	5.331%	10/22/2024	10/22/2024	$980,000,000	$963,947,094
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.04% (a)	5.342%	06/29/2024	07/31/2024	699,000,000	698,968,630
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.14% (a)	5.445%	06/29/2024	10/31/2024	355,295,000	355,259,620
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (a)	5.455%	06/29/2024	04/30/2026	712,182,900	712,165,041
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (a)	5.475%	07/01/2024	10/31/2025	731,684,000	731,226,624
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.20% (a)	5.505%	06/29/2024	01/31/2025	361,000,000	361,000,000
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (a)	5.550%	06/29/2024	01/31/2026	474,153,800	474,140,013
U.S. Treasury Notes	0.250%	05/31/2025	05/31/2025	687,930,000	657,867,149
U.S. Treasury Notes	2.125%	05/15/2025	05/15/2025	223,280,000	217,461,506
U.S. Treasury Notes	2.750%	05/15/2025	05/15/2025	255,190,000	249,888,611
U.S. Treasury Notes	2.875%	04/30/2025	04/30/2025	132,320,000	129,811,609
U.S. Treasury Notes	3.875%	04/30/2025	04/30/2025	577,850,000	571,546,450
TOTAL TREASURY DEBT					61,366,777,974
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—16.8%
Agreement with Banco Santander and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a Federal Home Loan Mortgage Corporation, 7.000% due 01/01/2054, Federal National Mortgage Associations, 2.000% – 6.000% due 03/01/2046 – 10/01/2053, U.S. Treasury Bills, 0.000% due 06/12/2025, and a U.S. Treasury Note, 1.500% due 09/30/2024, valued at $255,000,044); expected proceeds $250,111,042	5.330%	07/01/2024	07/01/2024	250,000,000	250,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/05/2024 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 7.500% due 10/01/2027 – 08/15/2056, Federal National Mortgage Associations, 0.000% – 7.000% due 05/25/2030 – 07/01/2054, and Government National Mortgage Associations, 0.000% – 6.000% due 05/20/2036 – 07/20/2073, valued at $732,178,736); expected proceeds $716,048,017 (d)	5.380%	08/01/2024	08/01/2024	710,000,000	710,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.500% due 04/01/2050 – 06/01/2054, valued at $408,000,000); expected proceeds $400,177,000	5.310%	07/01/2024	07/01/2024	400,000,000	400,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Government National Mortgage Associations, 3.000% – 7.000% due 07/20/2040 – 06/20/2064, valued at $40,800,000); expected proceeds $40,017,767	5.330%	07/01/2024	07/01/2024	40,000,000	40,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a Federal Farm Credit Bank, 1.160% due 10/27/2026, a Federal Home Loan Bank, 5.500% due 07/15/2036, a Federal Home Loan Discount Note, 0.000% due 01/02/2025, Federal Home Loan Mortgage Corporations, 6.250% – 6.750% due 03/15/2031 – 07/15/2032, Federal National Mortgage Associations, 0.625% – 6.625% due 04/22/2025 – 07/15/2037, and a U.S. Treasury Bond, 4.750% due 11/15/2043, valued at $204,000,056); expected proceeds $200,089,000	5.340%	07/01/2024	07/01/2024	$200,000,000	$200,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Government National Mortgage Associations, 3.500% – 4.500% due 01/20/2052 – 05/20/2054, valued at $969,000,000); expected proceeds $950,421,958	5.330%	07/01/2024	07/01/2024	950,000,000	950,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 04/11/2024 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 7.594% due 07/15/2024 – 07/25/2054, Federal Home Loan Mortgage Corporation Strips, 2.000% – 2.500% due 01/25/2051 – 11/25/2052, Federal National Mortgage Associations, 0.000% – 7.000% due 09/25/2030 – 06/25/2054, Government National Mortgage Associations, 0.000% – 7.000% due 04/20/2047 – 10/20/2073, and a U.S. Treasury Strip, 0.000% due 05/15/2033, valued at $488,070,223); expected proceeds $483,698,833 (d)	5.360%	07/01/2024	08/12/2024	475,000,000	475,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 7.000% due 07/01/2025 – 07/25/2054, a Federal Home Loan Mortgage Corporation Strips, 2.000% due 01/25/2051, Federal National Mortgage Associations, 0.000% – 6.500% due 05/25/2027 – 07/25/2054, a Federal National Mortgage Associations Strips, 2.000% due 01/01/2052, Government National Mortgage Associations, 0.000% – 6.833% due 06/20/2041 – 11/20/2073, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, and U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 01/15/2031 – 07/15/2032, valued at $168,995,935); expected proceeds $165,073,288
	5.330%	07/01/2024	07/01/2024	165,000,000	165,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/13/2024 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 7.000% due 11/01/2050 – 06/01/2054, Federal National Mortgage Associations, 2.000% – 7.000% due 04/01/2027 – 06/01/2054, a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2025, and U.S. Treasury Notes, 2.375% – 4.625% due 02/28/2025 – 08/15/2033, valued at $193,800,002); expected proceeds $190,900,178	5.330%	07/05/2024	07/05/2024	190,000,000	190,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Farm Credit Banks, 5.445% – 5.610% due 01/08/2026 – 11/24/2026, Federal Home Loan Banks, 5.600% due 06/03/2026, Federal Home Loan Mortgage Corporations, 5.300% – 5.650% due 01/27/2026 – 04/30/2026, and a Federal National Mortgage Association, 2.125% due 04/24/2026 valued at $260,103,270); expected proceeds $255,113,263	5.330%	07/01/2024	07/01/2024	$255,000,000	$255,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Government National Mortgage Associations, 0.000% – 11.669% due 12/20/2040 – 08/20/2070, valued at $742,630,000); expected proceeds $721,320,845	5.340%	07/01/2024	07/01/2024	721,000,000	721,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporation Strips, 3.500% due 10/15/2027, Federal Home Loan Mortgage Corporations, 0.000% – 6.000% due 08/01/2027 – 02/01/2054, Federal National Mortgage Associations, 0.000% – 6.500% due 09/25/2027 – 08/25/2055, Federal National Mortgage Associations Strips, 1.500% – 2.500% due 08/01/2036 – 01/01/2052, Government National Mortgage Associations, 0.000% – 6.500% due 02/15/2026 – 10/16/2065, and a U.S. Treasury Bond, 4.375% due 11/15/2039, valued at $1,453,527,048); expected proceeds $1,426,476,854
	5.330%	07/05/2024	07/05/2024	1,425,000,000	1,425,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 6.500% due 07/01/2027 – 07/01/2054, Federal National Mortgage Associations, 1.500% – 6.500% due 06/01/2026 – 06/01/2054, Government National Mortgage Associations, 0.000% – 6.500% due 07/20/2036 – 02/16/2066, a U.S. Treasury Bond, 2.250% due 02/15/2052 and a U.S. Treasury Inflation Index Note, 1.375% due 07/15/2033, valued at $2,348,414,583); expected proceeds $2,301,021,583	5.330%	07/01/2024	07/01/2024	2,300,000,000	2,300,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 3.468% – 5.499% due 06/01/2052 – 05/01/2054, and Federal National Mortgage Associations, 2.000% – 7.000% due 12/01/2027 – 06/01/2054, valued at $621,180,000); expected proceeds $609,270,498	5.330%	07/01/2024	07/01/2024	609,000,000	609,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 6.000% due 10/15/2042 – 06/01/2054, and Federal National Mortgage Associations, 1.500% – 7.000% due 02/01/2045 – 05/01/2054, valued at $372,300,001); expected proceeds $365,162,121	5.330%	07/01/2024	07/01/2024	365,000,000	365,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/07/2024 (collateralized by Federal Home Loan Mortgage Corporations, 0.100% – 9.085% due 05/25/2033 – 03/25/2058, Federal Home Loan Mortgage Corporation Strips, 1.500% – 7.500% due 01/15/2036 – 05/25/2054, Federal National Mortgage Associations, 0.000% – 6.500% due 08/01/2026 – 11/25/2053, Federal National Mortgage Associations Strips, 0.000% – 6.500% due 06/01/2033 – 06/01/2054, and Government National Mortgage Associations, 0.000% – 7.000% due 06/20/2036 – 12/16/2066, valued at $2,385,142,070); expected proceeds $2,290,831,875 (d)
	5.490%	07/01/2024	10/04/2024	$2,250,000,000	$2,250,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 7.500% due 12/01/2036 – 07/01/2054, Federal National Mortgage Associations, 1.500% – 7.280% due 05/01/2030 – 06/01/2057, and Government National Mortgage Associations, 2.000% – 10.600% due 07/20/2026 – 02/15/2066, valued at $3,383,340,000); expected proceeds $3,318,473,301	5.330%	07/01/2024	07/01/2024	3,317,000,000	3,317,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Government National Mortgage Associations, 1.500% – 6.500% due 09/15/2029 – 05/20/2064, valued at $40,800,000); expected proceeds $40,017,733	5.320%	07/01/2024	07/01/2024	40,000,000	40,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Farm Credit Banks, 5.640% due 10/20/2025, Federal Home Loan Banks, 4.125% due 01/15/2027, Federal Home Loan Mortgage Corporations, 1.500% – 6.500% due 02/28/2025 – 05/01/2054, Federal National Mortgage Associations, 1.500% – 6.500% due 03/01/2030 – 06/01/2054, Government National Mortgage Associations, 2.500% – 6.500% due 01/20/2041 – 04/20/2054, U.S. Treasury Bonds, 2.250% – 4.750% due 02/15/2041 – 05/15/2054, and U.S. Treasury Notes, 0.375% – 4.625% due 01/31/2026 – 07/31/2029, valued at $1,774,800,001); expected proceeds $1,740,772,850
	5.330%	07/01/2024	07/01/2024	1,740,000,000	1,740,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 5.000% due 06/01/2047 – 04/01/2052, Federal National Mortgage Associations, 2.000% – 6.000% due 02/01/2026 – 07/01/2054, and Government National Mortgage Associations, 3.000% – 6.500% due 02/20/2029 – 07/20/2051, valued at $102,045,307); expected proceeds $100,044,417	5.330%	07/01/2024	07/01/2024	100,000,000	100,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Banks, 4.750% due 03/10/2034, Federal Home Loan Mortgage Corporations, 4.000% – 4.143% due 05/26/2027 – 04/01/2045, and Federal National Mortgage Associations, 1.894% – 6.309% due 09/01/2024 – 04/01/2054, valued at $204,004,206); expected proceeds $200,088,667	5.320%	07/01/2024	07/01/2024	200,000,000	200,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 4.500% due 07/01/2048 – 03/01/2052, Federal National Mortgage Associations, 2.000% – 6.000% due 05/01/2051 – 02/01/2053, Government National Mortgage Associations, 2.500% – 6.500% due 10/20/2047 – 04/20/2054, a U.S. Treasury Bond, 2.250% due 05/15/2041, U.S. Treasury Inflation Index Notes, 0.875% – 1.375% due 01/15/2029 – 07/15/2033, and U.S. Treasury Notes, 0.250% – 4.500% due 06/30/2025 – 11/15/2033, valued at $255,000,000); expected proceeds $250,110,833
	5.320%	07/01/2024	07/01/2024	$250,000,000	$250,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/20/2024 (collateralized by Federal Home Loan Mortgage Corporations, 4.418% – 6.448% due 06/01/2029 – 08/15/2038, Federal National Mortgage Associations, 2.500% – 7.000% due 11/01/2026 – 06/01/2062, Government National Mortgage Associations, 2.000% – 5.903% due 12/16/2027 – 06/20/2053, and a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044, valued at $535,534,569); expected proceeds $534,249,771 (d)	5.330%	07/17/2024	07/17/2024	525,000,000	525,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.500% due 10/01/2044 – 06/01/2054, and Federal National Mortgage Associations, 4.000% – 5.000% due 09/01/2052 – 02/01/2057, valued at $479,400,000); expected proceeds $470,486,189	5.320%	07/05/2024	07/05/2024	470,000,000	470,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal National Mortgage Associations, 2.500% – 6.500% due 03/01/2048 – 10/01/2053, and Government National Mortgage Associations, 5.000% – 5.500% due 09/20/2052 – 05/20/2053, valued at $1,004,700,001); expected proceeds $986,020,843	5.330%	07/05/2024	07/05/2024	985,000,000	985,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a Federal Home Loan Mortgage Corporation, 3.000% due 09/01/2046, Federal National Mortgage Associations, 2.000% – 5.000% due 12/01/2040 – 09/01/2052, U.S. Treasury Bills, 0.000% due 10/31/2024, U.S. Treasury Bonds, 1.250% – 4.750% due 11/15/2040 – 11/15/2053, U.S. Treasury Inflation Index Bonds, 1.000% – 3.625% due 04/15/2028 – 02/15/2049, and U.S. Treasury Notes, 0.250% – 4.625% due 07/31/2024 – 11/15/2032, valued at $460,020,022); expected proceeds $451,199,568	5.310%	07/01/2024	07/01/2024	451,000,000	451,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Government National Mortgage Associations, 0.000% – 1.867% due 08/20/2044 – 03/20/2054, valued at $43,203,240); expected proceeds $40,020,768	5.330%	07/01/2024	07/01/2024	40,003,000	40,003,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/25/2024 (collateralized by Federal Home Loan Banks, 5.740% due 04/12/2028, valued at $38,458,027); expected proceeds $37,740,318	5.500%	07/02/2024	07/02/2024	37,700,000	37,700,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Farm Credit Banks, 0.670% – 5.240% due 08/26/2024 – 06/29/2037, Federal Home Loan Banks, 1.450% – 5.780% due 07/26/2024 – 01/26/2033, Federal Home Loan Mortgage Corporations, 0.000% – 5.250% due 08/23/2024 – 03/15/2031, Federal National Mortgage Associations, 0.000% – 7.190% due 07/15/2024 – 11/15/2030, Resolution Funding Strips, 0.000% due 07/15/2024 – 10/15/2028, Tennessee Valley Authorities, 0.000% – 2.875% due 06/15/2025 – 12/15/2028, U.S. Treasury Bills, 0.000% due 08/06/2024 – 05/15/2025, U.S. Treasury Bonds, 1.250% – 4.500% due 02/15/2036 – 08/15/2052, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2040, U.S. Treasury Inflation Index Notes, 0.125% – 2.375% due 04/15/2027 – 07/15/2030, U.S. Treasury Notes, 0.250% – 5.474% due 08/31/2024 – 11/15/2032, and U.S. Treasury Strips, 0.000% due 11/15/2025 – 02/15/2053, valued at $153,000,093); expected proceeds $150,066,625
	5.330%	07/01/2024	07/01/2024	$150,000,000	$150,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 04/15/2024 (collateralized by Federal National Mortgage Associations, 1.500% – 8.000% due 11/01/2025 – 07/01/2054, valued at $980,129,773); expected proceeds $967,005,000 (d)	5.370%	08/13/2024	08/13/2024	950,000,000	950,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 05/16/2024 (collateralized by Federal Farm Credit Banks, 1.570% – 5.420% due 05/15/2028 – 02/02/2037, Federal Home Loan Banks, 0.650% – 5.890% due 07/26/2024 – 09/26/2034, Federal National Mortgage Associations, 0.520% – 5.450% due 08/18/2025 – 08/24/2035, Resolution Funding Strips, 0.000% due 10/15/2027 – 07/15/2029, and Tennessee Valley Authorities, 0.000% – 7.125% due 05/15/2025 – 09/15/2065, valued at $487,831,329); expected proceeds $481,459,736 (d)	5.380%	08/15/2024	08/15/2024	475,000,000	475,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/27/2024 (collateralized by Federal Home Loan Mortgage Corporations, 1.639% – 7.495% due 10/01/2027 – 07/01/2054, and Federal National Mortgage Associations, 0.000% – 7.500% due 12/01/2024 – 07/01/2054, valued at $969,576,017); expected proceeds $950,847,083	5.350%	07/03/2024	07/03/2024	950,000,000	950,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 8.500% due 04/01/2025 – 07/01/2054, valued at $1,204,135,603); expected proceeds $1,180,525,100	5.340%	07/01/2024	07/01/2024	1,180,000,000	1,180,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					23,165,703,000
TREASURY REPURCHASE AGREEMENTS—19.9%
Agreement with Australia and New Zealand Banking Group, dated 06/28/2024 (collateralized by U.S. Treasury Notes, 1.125% – 4.625% due 03/15/2026 – 11/15/2042, valued at $1,648,180,262); expected proceeds $1,615,718,675	5.340%	07/01/2024	07/01/2024	1,615,000,000	1,615,000,000
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/12/2024 (collateralized by U.S. Treasury Bonds, 3.125% – 4.375% due 11/15/2039 – 05/15/2048, and U.S. Treasury Notes, 0.375% – 4.750% due 07/31/2025 – 02/15/2032, valued at $1,917,600,046); expected proceeds $1,888,350,333	5.330%	07/05/2024	07/05/2024	$1,880,000,000	$1,880,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 3.875% due 05/15/2043, valued at $132,600,000); expected proceeds $130,057,633	5.320%	07/01/2024	07/01/2024	130,000,000	130,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/07/2024 (collateralized by U.S. Treasury Bonds, 1.375% – 4.125% due 05/15/2042 – 08/15/2053, U.S. Treasury Inflation Index Bonds, 1.375% – 3.625% due 04/15/2028 – 02/15/2044, a U.S. Treasury Inflation Index Note, 0.750% due 07/15/2028 and U.S. Treasury Notes, 0.625% – 5.000% due 02/28/2025 – 03/31/2031, valued at $326,400,009); expected proceeds $321,468,711	5.330%	07/05/2024	07/05/2024	320,000,000	320,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 07/02/2024 – 07/11/2024, and a U.S. Treasury Note, 4.875% due 10/31/2028, valued at $64,164,179); expected proceeds $62,933,888	5.330%	07/01/2024	07/01/2024	62,906,000	62,906,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2029 – 08/15/2053, valued at $933,300,000); expected proceeds $915,948,296	5.330%	07/05/2024	07/05/2024	915,000,000	915,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Note, 0.375% due 08/15/2024, valued at $1,500,662,551); expected proceeds $1,500,662,500	5.300%	07/01/2024	07/01/2024	1,500,000,000	1,500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 4.000% due 11/15/2042, and U.S. Treasury Notes, 1.875% – 4.625% due 06/15/2027 – 02/15/2032, valued at $1,836,000,033); expected proceeds $1,800,798,000	5.320%	07/01/2024	07/01/2024	1,800,000,000	1,800,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 07/02/2024 – 10/31/2024, and U.S. Treasury Notes, 0.250% – 5.000% due 08/31/2024 – 08/31/2028, valued at $6,630,000,062); expected proceeds $6,502,881,667	5.320%	07/01/2024	07/01/2024	6,500,000,000	6,500,000,000
Agreement with Fixed Income Clearing Corp., dated 06/28/2024 (collateralized by U.S. Treasury Notes, 0.750% – 4.625% due 03/31/2026 – 08/15/2040, valued at $5,314,343,778); expected proceeds $5,202,314,000	5.340%	07/01/2024	07/01/2024	5,200,000,000	5,200,000,000
See accompanying notes to financial statements.
10

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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 09/17/2024 – 03/20/2025, U.S. Treasury Bonds, 2.250% – 4.750% due 05/15/2038 – 05/15/2053, U.S. Treasury Inflation Index Bonds, 0.250% – 1.375% due 02/15/2044 – 02/15/2050, U.S. Treasury Inflation Index Notes, 0.125% – 1.250% due 04/15/2028 – 01/15/2031, U.S. Treasury Notes, 1.250% – 4.000% due 03/31/2028 – 02/15/2034, and U.S. Treasury Strips, 0.000% due 08/15/2032 – 11/15/2051, valued at $1,912,500,001); expected proceeds $1,875,831,250	5.320%	07/01/2024	07/01/2024	$1,875,000,000	$1,875,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 5.250% due 11/15/2028, U.S. Treasury Inflation Index Bonds, 0.250% – 0.750% due 02/15/2045 – 02/15/2050, a U.S. Treasury Note, 5.000% due 10/31/2025 and U.S. Treasury Strips, 0.000% due 02/15/2025 – 02/15/2033, valued at $362,100,000); expected proceeds $355,367,918	5.330%	07/05/2024	07/05/2024	355,000,000	355,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 08/08/2024 – 10/15/2024, and a U.S. Treasury Note, 0.500% due 03/31/2025, valued at $714,000,007); expected proceeds $702,918,222	5.360%	07/01/2024	07/05/2024	700,000,000	700,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/28/2024 (collateralized by U.S. Treasury Notes, 0.250% – 6.000%, due 05/31/2025 – 05/15/2031, valued at $2,050,972,658); expected proceeds $2,000,886,667	5.320%	07/01/2024	07/01/2024	2,000,000,000	2,000,000,000
Agreement with National Australia Bank, Ltd., dated 06/28/2024 (collateralized by a U.S. Treasury Note, 2.875% due 05/15/2028, valued at $387,487,174); expected proceeds $380,168,147	5.310%	07/01/2024	07/01/2024	380,000,000	380,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 1.875% – 3.500% due 04/30/2028 – 05/15/2032, valued at $306,000,094); expected proceeds $300,133,500	5.340%	07/01/2024	07/01/2024	300,000,000	300,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 1.875% – 3.500% due 04/30/2028 – 05/15/2033, valued at $586,500,107); expected proceeds $575,598,160	5.350%	07/05/2024	07/05/2024	575,000,000	575,000,000
Agreement with Prudential Insurance Co., dated 06/28/2024 (collateralized by U.S Treasury Notes, 2.875% – 4.500% due 11/15/2033 – 11/15/2052, and U.S. Treasury Strips, 0.000% due 08/15/2027 – 11/15/2041, valued at $305,142,283); expected proceeds $298,854,181	5.340%	07/01/2024	07/01/2024	298,721,250	298,721,250
Agreement with Prudential Insurance Co., dated 06/28/2024 (collateralized by U.S. Treasury Notes, 1.750% – 3.750% due 08/15/2041 – 11/15/2043, and U.S. Treasury Strips, 0.000% due 02/15/2042 – 11/15/2043, valued at $72,117,749); expected proceeds $70,353,218	5.340%	07/01/2024	07/01/2024	70,321,925	70,321,925
See accompanying notes to financial statements.
11

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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/17/2024 (collateralized by a U.S. Treasury Note, 1.250% due 06/30/2028, valued at $142,800,078); expected proceeds $142,496,667 (d)	5.350%	10/15/2024	10/15/2024	$140,000,000	$140,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 0.625% – 4.625% due 07/31/2026 – 10/15/2026, valued at $372,300,100); expected proceeds $371,454,924 (d)	5.350%	10/25/2024	10/25/2024	365,000,000	365,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 2.750% – 3.625% due 04/30/2027 – 03/31/2028, valued at $316,200,040); expected proceeds $310,137,692	5.330%	07/01/2024	07/01/2024	310,000,000	310,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					27,291,949,175
TOTAL INVESTMENTS –94.3% (e)(f)					129,631,774,503
Other Assets in Excess of Liabilities —5.8%					7,907,729,387
NET ASSETS –100.0%					$137,539,503,890
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	When-issued security.
(d)	Illiquid security. These securities represent $5,890,000,000 or 4.3% of net assets as of June 30, 2024.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
12

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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$79,174,122,328
Repurchase agreements, at value and amortized cost	50,457,652,175
Total Investments	129,631,774,503
Cash	9,513,637,386
Interest receivable — unaffiliated issuers	217,544,203
Other receivable	4,225,017
TOTAL ASSETS	139,367,181,109
LIABILITIES
Payable for investments purchased	1,818,129,193
Advisory and administrator fee payable	5,189,454
Custody, sub-administration and transfer agent fees payable	4,208,361
Trustees’ fees and expenses payable	10,604
Professional fees payable	60,290
Printing fees payable	23,539
Accrued expenses and other liabilities	55,778
TOTAL LIABILITIES	1,827,677,219
NET ASSETS	$137,539,503,890
See accompanying notes to financial statements.
13

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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	3,954,103,494
EXPENSES
Advisory and administrator fee	36,683,855
Custodian, sub-administrator and transfer agent fees	4,361,038
Trustees’ fees and expenses	467,714
Professional fees and expenses	447,043
Printing and postage fees	85,697
Insurance expense	22,837
Miscellaneous expenses	122,696
TOTAL EXPENSES	42,190,880
NET INVESTMENT INCOME (LOSS)	$3,911,912,614
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(593,160)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,911,319,454
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,911,912,614	$5,439,331,901
Net realized gain (loss)	(593,160)	102,385
Net increase (decrease) in net assets resulting from operations	3,911,319,454	5,439,434,286
CAPITAL TRANSACTIONS
Contributions	313,167,235,442	425,684,688,638
Withdrawals	(331,636,416,410)	(370,365,363,215)
Net increase (decrease) in net assets from capital transactions	(18,469,180,968)	55,319,325,423
Net increase (decrease) in net assets during the period	(14,557,861,514)	60,758,759,709
Net assets at beginning of period	152,097,365,404	91,338,605,695
NET ASSETS AT END OF PERIOD	$137,539,503,890	$152,097,365,404
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total return (a)	2.64%	5.17%	1.63%	0.01%	0.45%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$137,539,504	$152,097,365	$91,338,606	$97,388,223	$79,611,947	$60,887,784
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.06%	0.06%	0.07%
Net investment income (loss)	5.30%(b)	5.06%	1.71%	0.01%	0.39%	2.13%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other
17

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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2024, the Portfolio had invested in repurchase agreements with the gross values of $50,457,652,175 and associated collateral equal to $51,590,491,367.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2024.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
19

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
20

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street U.S. Government Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
21

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
22

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023.  For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
23

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
24

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
25

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Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Institutional Investment Trust
State Street Institutional Treasury Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$11,533,697,863
Receivable for fund shares sold	164,204
Receivable from Adviser	90
TOTAL ASSETS	11,533,862,157
LIABILITIES
Payable for fund shares repurchased	3,855
Administration fees payable	436,578
Shareholder servicing fee payable	139,745
Distribution fees payable	35,685
Registration and filing fees payable	12
Professional fees payable	11,392
Printing fees payable	19,037
Distribution payable	7,913,846
Accrued expenses and other liabilities	23,016
TOTAL LIABILITIES	8,583,166
NET ASSETS	$11,525,278,991
NET ASSETS CONSIST OF:
Paid-in capital	$11,525,419,785
Total distributable earnings (loss)	(140,794)
NET ASSETS	$11,525,278,991
Administration Class
Net Assets	$13,744,190
Shares Outstanding	13,744,248
Net asset value, offering and redemption price per share	$1.00
Bancroft Capital Class
Net Assets	$50,016
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$1.00
Cabrera Capital Markets Class
Net Assets	$54,640
Shares Outstanding	54,643
Net asset value, offering and redemption price per share	$1.00
Institutional Class
Net Assets	$1,503,673,274
Shares Outstanding	1,503,698,687
Net asset value, offering and redemption price per share	$1.00
Investment Class
Net Assets	$441,044,030
Shares Outstanding	441,048,698
Net asset value, offering and redemption price per share	$1.00
Investor Class
Net Assets	$181,993,030
Shares Outstanding	182,001,080
Net asset value, offering and redemption price per share	$1.00
Opportunity Class
Net Assets	$103,416,492
Shares Outstanding	103,416,917
Net asset value, offering and redemption price per share	$1.00
Premier Class
Net Assets	$9,281,303,319
Shares Outstanding	9,281,506,276
Net asset value, offering and redemption price per share	$1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$335,994,720
Expenses allocated from affiliated Portfolio	(3,647,071)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	332,347,649
EXPENSES
Administration fees
Administration Class	2,146
Bancroft Capital Class	2,991
Cabrera Capital Markets Class	426
Institutional Class	333,336
Investment Class	129,980
Investor Class	69,636
Opportunity Class	26,054
Premier Class	2,566,795
Shareholder servicing fees
Administration Class	8,582
Bancroft Capital Class	1,794
Cabrera Capital Markets Class	256
Institutional Class	200,002
Investment Class	649,900
Investor Class	111,418
Opportunity Class	15,632
Distribution fees
Administration Class	2,146
Investment Class	259,960
Custodian fees	20,189
Trustees’ fees and expenses	10,492
Transfer agent fees	5,494
Registration and filing fees	111,555
Professional fees	27,129
Printing and postage fees	4,859
Insurance expense	18,353
Miscellaneous expenses	50,550
TOTAL EXPENSES	4,629,675
NET INVESTMENT INCOME (LOSS)	$327,717,974
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(33,413)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$327,684,561
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$327,717,974	$587,120,689
Net realized gain (loss)	(33,413)	143,580
Net increase (decrease) in net assets resulting from operations	327,684,561	587,264,269
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(214,386)	(2,398)
Bancroft Capital Class	(313,103)	(2,428)
Cabrera Capital Markets Class	(44,616)	(218,037)
Institutional Class	(34,835,321)	(60,126,196)
Investment Class	(12,751,450)	(13,186,433)
Investor Class	(7,208,651)	(20,375,917)
Opportunity Class	(2,724,180)	(2,339,066)
Premier Class	(269,827,504)	(490,737,339)
Total distributions to shareholders	(327,919,211)	(586,987,814)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	15,572,972	2,935
Reinvestment of distributions	75	78
Shares redeemed	(1,881,783)	(29)
Net increase (decrease) from capital share transactions	13,691,264	2,984
Bancroft Capital Class
Shares sold	90,000,000	—
Shares redeemed	(90,000,000)	—
Net increase (decrease) from capital share transactions	—	—
Cabrera Capital Markets Class
Shares sold	91,000,002	108,000,000
Reinvestment of distributions	2,116	32,140
Shares redeemed	(96,030,332)	(103,000,000)
Net increase (decrease) from capital share transactions	(5,028,214)	5,032,140
Institutional Class
Shares sold	2,474,061,962	5,286,601,606
Reinvestment of distributions	7,563,508	7,665,468
Shares redeemed	(2,145,895,680)	(5,790,118,199)
Net increase (decrease) from capital share transactions	335,729,790	(495,851,125)
Investment Class
Shares sold	483,308,314	801,964,395
Reinvestment of distributions	90,417	228,093
Shares redeemed	(560,822,553)	(650,598,904)
Net increase (decrease) from capital share transactions	(77,423,822)	151,593,584
Investor Class
Shares sold	1,508,742,123	4,401,898,166
Reinvestment of distributions	6,617,569	19,210,923
Shares redeemed	(1,582,289,668)	(4,665,663,751)
Net increase (decrease) from capital share transactions	(66,929,976)	(244,554,662)
Opportunity Class
Shares sold	943,018,932	1,020,079,479
Reinvestment of distributions	1,758,674	1,389,809
Shares redeemed	(990,752,174)	(937,483,651)
Net increase (decrease) from capital share transactions	(45,974,568)	83,985,637
Premier Class
Shares sold	41,726,313,355	90,077,189,462
Reinvestment of distributions	257,614,986	470,474,972
Shares redeemed	(44,174,866,467)	(88,482,192,379)
Net increase (decrease) from capital share transactions	(2,190,938,126)	2,065,472,055
Net increase (decrease) in net assets from beneficial interest transactions	(2,036,873,652)	1,565,680,613
Net increase (decrease) in net assets during the period	(2,037,108,302)	1,565,957,068
Net assets at beginning of period	13,562,387,293	11,996,430,225
NET ASSETS AT END OF PERIOD	$11,525,278,991	$13,562,387,293
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	15,572,972	2,935
Reinvestment of distributions	75	78
Shares redeemed	(1,881,783)	(29)
Net increase (decrease) from share transactions	$13,691,264	$2,984
Bancroft Capital Class
Shares sold	90,000,000	—
Shares redeemed	(90,000,000)	—
Net increase (decrease) from share transactions	—	—
Cabrera Capital Markets Class
Shares sold	91,000,002	108,000,000
Reinvestment of distributions	2,116	32,140
Shares redeemed	(96,030,332)	(103,000,000)
Net increase (decrease) from share transactions	(5,028,214)	5,032,140
Institutional Class
Shares sold	2,474,061,962	5,286,601,606
Reinvestment of distributions	7,563,508	7,665,468
Shares redeemed	(2,145,895,680)	(5,790,118,199)
Net increase (decrease) from share transactions	335,729,790	(495,851,125)
Investment Class
Shares sold	483,308,314	801,964,395
Reinvestment of distributions	90,417	228,093
Shares redeemed	(560,822,553)	(650,598,904)
Net increase (decrease) from share transactions	(77,423,822)	151,593,584
Investor Class
Shares sold	1,508,742,123	4,401,898,166
Reinvestment of distributions	6,617,569	19,210,923
Shares redeemed	(1,582,289,668)	(4,665,663,751)
Net increase (decrease) from share transactions	(66,929,976)	(244,554,662)
Opportunity Class
Shares sold	943,018,932	1,020,079,479
Reinvestment of distributions	1,758,674	1,389,809
Shares redeemed	(990,752,174)	(937,483,651)
Net increase (decrease) from share transactions	(45,974,568)	83,985,637
Premier Class
Shares sold	41,726,313,355	90,077,189,462
Reinvestment of distributions	257,614,986	470,474,972
Shares redeemed	(44,174,866,467)	(88,482,192,379)
Net increase (decrease) from share transactions	(2,190,938,126)	2,065,472,055
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0249	0.0464	0.0127	0.0009	0.0029	0.0184
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	(0.0002)	(0.0007)	(0.0001)	0.0000(b)
Total from investment operations	0.0249	0.0464	0.0125	0.0002	0.0028	0.0184
Distributions to shareholders from:
Net investment income	(0.0249)	(0.0464)	(0.0125)	(0.0001)	(0.0028)	(0.0184)
Net realized gains	—	—	—	(0.0001)	—	—
Total distributions	(0.0249)	(0.0464)	(0.0125)	(0.0002)	(0.0028)	(0.0184)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.52%	4.74%	1.26%	0.00%(d)	0.28%	1.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,744	$53	$50	$50	$325	$50
Ratios to Average Net Assets:
Total expenses	0.36%(e)	0.36%	0.36%	0.37%	0.37%	0.37%
Net expenses	0.36%(e)	0.36%	0.30%	0.07%	0.18%	0.37%
Net investment income (loss)	4.97%(e)	4.65%	1.27%	0.01%	0.07%	1.84%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0260	0.0486	0.0144	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	(0.0002)	0.0001
Total from investment operations	0.0260	0.0486	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0260)	(0.0486)	(0.0142)	(0.0001)
Net realized gains	—	—	—	(0.0001)
Total distributions	(0.0260)	(0.0486)	(0.0142)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.63%	4.97%	1.43%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$50	$50	$50	$50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.15%(e)
Net expenses	0.14%(e)	0.14%	0.13%	0.05%(e)
Net investment income (loss)	5.21%(e)	4.86%	1.44%	0.01%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0260	0.0486	0.0145	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	(0.0003)	0.0001
Total from investment operations	0.0260	0.0486	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0260)	(0.0486)	(0.0142)	(0.0001)
Net realized gains	—	—	—	(0.0001)
Total distributions	(0.0260)	(0.0486)	(0.0142)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.63%	4.97%	1.43%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$55	$5,083	$51	$50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.15%(e)
Net expenses	0.14%(e)	0.14%	0.13%	0.05%(e)
Net investment income (loss)	5.19%(e)	5.24%	1.45%	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0260	0.0486	0.0152	0.0001	0.0038	0.0205
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	(0.0010)	0.0001	—	0.0000(b)
Total from investment operations	0.0260	0.0486	0.0142	0.0002	0.0038	0.0205
Distributions to shareholders from:
Net investment income	(0.0260)	(0.0486)	(0.0142)	(0.0001)	(0.0038)	(0.0205)
Net realized gains	—	—	—	(0.0001)	—	—
Total distributions	(0.0260)	(0.0486)	(0.0142)	(0.0002)	(0.0038)	(0.0205)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.63%	4.97%	1.42%	0.01%	0.38%	2.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,503,673	$1,167,964	$1,663,786	$911,380	$244,039	$23,628
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.14%	0.15%	0.15%	0.15%	0.15%
Net expenses	0.14%(d)	0.14%	0.14%	0.06%	0.14%	0.15%
Net investment income (loss)	5.19%(d)	4.86%	1.52%	0.01%	0.12%	1.86%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0244	0.0454	0.0126	0.0000	0.0027	0.0175
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	(0.0008)	0.0002	0.0001	0.0000(b)
Total from investment operations	0.0244	0.0454	0.0118	0.0002	0.0028	0.0175
Distributions to shareholders from:
Net investment income	(0.0244)	(0.0454)	(0.0118)	(0.0001)	(0.0027)	(0.0175)
Net realized gains	—	—	—	(0.0001)	(0.0001)	—
Total distributions	(0.0244)	(0.0454)	(0.0118)	(0.0002)	(0.0028)	(0.0175)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.46%	4.63%	1.18%	0.01%	0.27%	1.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$441,044	$518,476	$366,876	$283,888	$479,954	$408,230
Ratios to Average Net Assets:
Total expenses	0.46%(d)	0.46%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.46%(d)	0.46%	0.41%	0.06%	0.26%	0.46%
Net investment income (loss)	4.88%(d)	4.50%	1.26%	0.01%	0.21%	1.74%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0257	0.0481	0.0130	0.0001	0.0035	0.0200
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0008	0.0001	—	0.0000(b)
Total from investment operations	0.0257	0.0481	0.0138	0.0002	0.0035	0.0200
Distributions to shareholders from:
Net investment income	(0.0257)	(0.0481)	(0.0138)	(0.0001)	(0.0035)	(0.0200)
Net realized gains	—	—	—	(0.0001)	—	—
Total distributions	(0.0257)	(0.0481)	(0.0138)	(0.0002)	(0.0035)	(0.0200)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.60%	4.91%	1.38%	0.01%	0.35%	2.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$181,993	$248,928	$493,478	$538,275	$555,517	$131,075
Ratios to Average Net Assets:
Total expenses	0.19%(d)	0.19%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.19%(d)	0.19%	0.17%	0.06%	0.17%	0.20%
Net investment income (loss)	5.14%(d)	4.73%	1.30%	0.01%	0.17%	1.95%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0260	0.0486	0.0252	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	(0.0110)	0.0001
Total from investment operations	0.0260	0.0486	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0260)	(0.0486)	(0.0142)	(0.0001)
Net realized gains	—	—	—	(0.0001)
Total distributions	(0.0260)	(0.0486)	(0.0142)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.63%	4.97%	1.43%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$103,416	$149,393	$65,406	$50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.15%	0.15%(e)
Net expenses	0.14%(e)	0.14%	0.15%	0.05%(e)
Net investment income (loss)	5.20%(e)	4.94%	2.52%	0.01%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0261	0.0489	0.0139	0.0000	0.0040	0.0208
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	0.0005	0.0002	0.0001	0.0000(b)
Total from investment operations	0.0261	0.0489	0.0144	0.0002	0.0041	0.0208
Distributions to shareholders from:
Net investment income	(0.0261)	(0.0489)	(0.0144)	(0.0001)	(0.0040)	(0.0208)
Net realized gains	—	—	—	(0.0001)	(0.0001)	—
Total distributions	(0.0261)	(0.0489)	(0.0144)	(0.0002)	(0.0041)	(0.0208)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.64%	5.00%	1.45%	0.01%	0.40%	2.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,281,303	$11,472,441	$9,406,734	$11,700,899	$14,707,995	$11,812,916
Ratios to Average Net Assets:
Total expenses	0.11%(d)	0.11%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.11%(d)	0.11%	0.11%	0.06%	0.12%	0.12%
Net investment income (loss)	5.22%(d)	4.89%	1.39%	0.01%	0.33%	2.07%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Money Market Fund	Administration Class Bancroft Capital Class Cabrera Capital Markets Class Institutional Class Investment Class Investor Class Opportunity Class Premier Class Select Class	July 31, 2018 October 13, 2021 October 20, 2021 July 31, 2018 October 25, 2007 December 22, 2016 October 28, 2021 October 25, 2007 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (94.68% at June 30, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2024, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2025 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with approval of the Board. There were no waivers for the period ended June 30, 2024.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020,
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2024 were $0.
As of June 30, 2024, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2024	$10,134,247
12/31/2025	$1,169,499
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2024, the Fund's Administration Class shares and Investment Class shares paid $2,146 and $259,960, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08%, and 0.03%, respectively, of each applicable share class's eligible average daily net assets. During the period ended June 30, 2024, the Fund's Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares paid SSGA FD $8,582, $1,794, $256, $200,002, $649,900, $111,418 and $15,632, respectively, for these services, which SSGA FD subsequently paid in part to financial intermediaries.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of (the "Internal Revenue Code") of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
7.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Treasury Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
_________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s  investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1- and 3-year periods and was equal to the median of its Performance Group for the 5- and 10-year periods.  The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 5- and 10-year periods and was below the Benchmark for the 3-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders.  Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional Treasury Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
22

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Master Funds
State Street Treasury Money Market Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—100.5%
U.S. Treasury Bills (a)	2.626%	07/02/2024	07/02/2024	$130,000,000	$129,981,294
U.S. Treasury Bills (a)	2.647%	07/02/2024	07/02/2024	24,000,000	23,996,567
U.S. Treasury Bills (a)	2.649%	07/02/2024	07/02/2024	54,490,000	54,482,159
U.S. Treasury Bills (a)	4.094%	07/05/2024	07/05/2024	86,000,000	85,951,792
U.S. Treasury Bills (a)	4.228%	07/05/2024	07/05/2024	69,100,000	69,059,999
U.S. Treasury Bills (a)	4.233%	07/05/2024	07/05/2024	110,000,000	109,936,255
U.S. Treasury Bills (a)	4.253%	07/05/2024	07/05/2024	100,000,000	99,941,778
U.S. Treasury Bills (a)	4.273%	07/05/2024	07/05/2024	250,000,000	249,853,750
U.S. Treasury Bills (a)	4.592%	01/23/2025	01/23/2025	40,000,000	38,917,356
U.S. Treasury Bills (a)	4.643%	07/11/2024	07/11/2024	24,500,000	24,465,768
U.S. Treasury Bills (a)	4.647%	07/11/2024	07/11/2024	75,250,000	75,144,754
U.S. Treasury Bills (a)	4.648%	07/11/2024	07/11/2024	75,000,000	74,895,083
U.S. Treasury Bills (a)	4.693%	07/09/2024	07/09/2024	100,000,000	99,884,889
U.S. Treasury Bills (a)	4.694%	07/09/2024	07/09/2024	65,200,000	65,124,643
U.S. Treasury Bills (a)	4.696%	07/09/2024	07/09/2024	59,800,000	59,730,843
U.S. Treasury Bills (a)	4.733%	07/09/2024	07/09/2024	22,000,000	21,974,358
U.S. Treasury Bills (a)	4.733%	07/11/2024	07/11/2024	12,200,000	12,182,622
U.S. Treasury Bills (a)	4.735%	07/11/2024	07/11/2024	44,200,000	44,137,015
U.S. Treasury Bills (a)	4.746%	07/09/2024	07/09/2024	250,000,000	249,707,778
U.S. Treasury Bills (a)	4.748%	07/09/2024	07/09/2024	232,000,000	231,728,715
U.S. Treasury Bills (a)	4.751%	07/09/2024	07/09/2024	148,000,000	147,826,840
U.S. Treasury Bills (a)	4.780%	07/18/2024	07/18/2024	61,600,000	61,455,137
U.S. Treasury Bills (a)	4.781%	07/18/2024	07/18/2024	40,600,000	40,504,503
U.S. Treasury Bills (a)	4.782%	07/18/2024	07/18/2024	12,600,000	12,570,354
U.S. Treasury Bills (a)	4.785%	07/18/2024	07/18/2024	25,200,000	25,140,678
U.S. Treasury Bills (a)	4.823%	07/11/2024	07/11/2024	62,350,000	62,259,506
U.S. Treasury Bills (a)	4.869%	07/11/2024	07/11/2024	487,000,000	486,286,410
U.S. Treasury Bills (a)	4.903%	07/25/2024	07/25/2024	14,086,100	14,038,958
U.S. Treasury Bills (a)	4.932%	08/01/2024	08/01/2024	72,600,000	72,287,417
U.S. Treasury Bills (a)	4.958%	07/16/2024	07/16/2024	56,000,000	55,878,550
U.S. Treasury Bills (a)	4.959%	07/16/2024	07/16/2024	32,000,000	31,930,587
U.S. Treasury Bills (a)	4.960%	07/16/2024	07/16/2024	44,000,000	43,904,538
U.S. Treasury Bills (a)	4.961%	07/16/2024	07/16/2024	18,000,000	17,960,944
U.S. Treasury Bills (a)	4.963%	07/16/2024	07/16/2024	50,000,000	49,891,458
U.S. Treasury Bills (a)	4.966%	07/16/2024	07/16/2024	150,000,000	149,674,187
U.S. Treasury Bills (a)	4.971%	11/29/2024	11/29/2024	75,000,000	73,478,990
U.S. Treasury Bills (a)	4.999%	07/23/2024	07/23/2024	38,100,000	37,980,363
U.S. Treasury Bills (a)	5.006%	08/08/2024	08/08/2024	77,800,000	77,386,104
U.S. Treasury Bills (a)	5.008%	08/08/2024	08/08/2024	27,800,000	27,652,031
U.S. Treasury Bills (a)	5.009%	08/08/2024	08/08/2024	55,600,000	55,304,032
U.S. Treasury Bills (a)	5.011%	08/08/2024	08/08/2024	88,900,000	88,426,583
U.S. Treasury Bills (a)	5.020%	07/16/2024	07/16/2024	64,000,000	63,859,467
U.S. Treasury Bills (a)	5.033%	07/18/2024	07/18/2024	100,000,000	99,752,437
U.S. Treasury Bills (a)	5.040%	07/18/2024	07/18/2024	75,000,000	74,814,062
U.S. Treasury Bills (a)	5.041%	08/08/2024	08/08/2024	6,500,000	6,465,180
U.S. Treasury Bills (a)	5.042%	03/20/2025	03/20/2025	6,100,000	5,886,796
U.S. Treasury Bills (a)	5.046%	08/08/2024	08/08/2024	51,400,000	51,124,382
U.S. Treasury Bills (a)	5.051%	08/08/2024	08/08/2024	67,600,000	67,237,157
U.S. Treasury Bills (a)	5.051%	08/15/2024	08/15/2024	56,000,000	55,645,800
U.S. Treasury Bills (a)	5.052%	08/15/2024	08/15/2024	19,000,000	18,879,801
U.S. Treasury Bills (a)	5.054%	07/18/2024	07/18/2024	275,000,000	274,316,281
U.S. Treasury Bills (a)	5.056%	08/15/2024	08/15/2024	25,000,000	24,841,719
U.S. Treasury Bills (a)	5.057%	07/18/2024	07/18/2024	15,000,000	14,962,689
U.S. Treasury Bills (a)	5.061%	07/23/2024	07/23/2024	100,000,000	99,682,100
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Bills (a)	5.069%	07/23/2024	07/23/2024	$100,000,000	$99,681,739
U.S. Treasury Bills (a)	5.111%	08/22/2024	08/22/2024	100,000,000	99,263,333
U.S. Treasury Bills (a)	5.119%	07/23/2024	07/23/2024	200,000,000	199,356,928
U.S. Treasury Bills (a)	5.123%	07/30/2024	07/30/2024	75,000,000	74,685,531
U.S. Treasury Bills (a)	5.127%	07/23/2024	07/23/2024	410,000,000	408,679,572
U.S. Treasury Bills (a)	5.133%	07/25/2024	07/25/2024	100,000,000	99,649,667
U.S. Treasury Bills (a)	5.138%	07/25/2024	07/25/2024	4,100,000	4,085,623
U.S. Treasury Bills (a)	5.138%	08/01/2024	08/01/2024	50,000,000	49,775,788
U.S. Treasury Bills (a)	5.145%	07/25/2024	07/25/2024	100,000,000	99,648,833
U.S. Treasury Bills (a)	5.147%	09/05/2024	09/05/2024	206,000,000	204,072,012
U.S. Treasury Bills (a)	5.148%	07/25/2024	07/25/2024	280,000,000	279,016,267
U.S. Treasury Bills (a)	5.153%	07/30/2024	07/30/2024	199,300,000	198,459,535
U.S. Treasury Bills (a)	5.154%	09/12/2024	09/12/2024	83,700,000	82,834,402
U.S. Treasury Bills (a)	5.158%	08/29/2024	08/29/2024	87,500,000	86,764,344
U.S. Treasury Bills (a)	5.158%	09/05/2024	09/05/2024	45,900,000	45,469,489
U.S. Treasury Bills (a)	5.160%	08/29/2024	08/29/2024	35,000,000	34,705,623
U.S. Treasury Bills (a)	5.162%	09/05/2024	09/05/2024	11,000,000	10,896,747
U.S. Treasury Bills (a)	5.180%	08/01/2024	08/01/2024	200,000,000	199,095,833
U.S. Treasury Bills (a)	5.181%	09/26/2024	09/26/2024	75,000,000	74,074,719
U.S. Treasury Bills (a)	5.196%	09/19/2024	09/19/2024	125,000,000	123,575,000
U.S. Treasury Bills (a)	5.211%	08/13/2024	08/13/2024	50,000,000	49,687,892
U.S. Treasury Bills (a)	5.211%	08/13/2024	08/13/2024	50,000,000	49,687,862
U.S. Treasury Bills (a)	5.214%	10/31/2024	10/31/2024	45,000,000	44,218,819
U.S. Treasury Bills (a)	5.215%	08/13/2024	08/13/2024	100,000,000	99,375,306
U.S. Treasury Bills (a)	5.215%	10/10/2024	10/10/2024	125,000,000	123,204,444
U.S. Treasury Bills (a)	5.216%	10/31/2024	10/31/2024	53,600,000	52,661,806
U.S. Treasury Bills (a)	5.219%	10/31/2024	10/31/2024	48,200,000	47,356,163
U.S. Treasury Bills (a)	5.231%	08/13/2024	08/13/2024	1,000,000	993,733
U.S. Treasury Bills (a)	5.242%	08/15/2024	08/15/2024	100,000,000	99,343,750
U.S. Treasury Bills (a)	5.242%	10/31/2024	10/31/2024	23,100,000	22,695,471
U.S. Treasury Bills (a)	5.247%	08/13/2024	08/13/2024	100,000,000	99,371,424
U.S. Treasury Bills (a)	5.247%	08/20/2024	08/20/2024	75,000,000	74,454,167
U.S. Treasury Bills (a)	5.247%	10/10/2024	10/10/2024	96,816,000	95,416,872
U.S. Treasury Bills (a)	5.250%	08/13/2024	08/13/2024	192,560,000	191,349,038
U.S. Treasury Bills (a)	5.254%	08/20/2024	08/20/2024	200,000,000	198,542,361
U.S. Treasury Bills (a)	5.257%	08/20/2024	08/20/2024	500,000,000	496,354,167
U.S. Treasury Bills (a)	5.257%	08/22/2024	08/22/2024	100,000,000	99,242,389
U.S. Treasury Bills (a)	5.257%	10/17/2024	10/17/2024	50,000,000	49,227,200
U.S. Treasury Bills (a)	5.258%	08/20/2024	08/20/2024	275,000,000	272,994,410
U.S. Treasury Bills (a)	5.259%	08/20/2024	08/20/2024	25,000,000	24,817,621
U.S. Treasury Bills (a)	5.259%	09/10/2024	09/10/2024	120,000,000	118,760,813
U.S. Treasury Bills (a)	5.260%	10/17/2024	10/17/2024	50,000,000	49,226,750
U.S. Treasury Bills (a)	5.262%	08/20/2024	08/20/2024	50,000,000	49,635,069
U.S. Treasury Bills (a)	5.262%	08/27/2024	08/27/2024	23,000,000	22,809,268
U.S. Treasury Bills (a)	5.265%	08/27/2024	08/27/2024	42,000,000	41,651,540
U.S. Treasury Bills (a)	5.268%	10/03/2024	10/03/2024	29,700,000	29,298,291
U.S. Treasury Bills (a)	5.269%	10/03/2024	10/03/2024	29,700,000	29,298,213
U.S. Treasury Bills (a)	5.274%	10/24/2024	10/24/2024	100,000,000	98,351,667
U.S. Treasury Bills (a)	5.283%	09/03/2024	09/03/2024	24,960,000	24,727,373
U.S. Treasury Bills (a)	5.284%	11/07/2024	11/07/2024	78,008,000	76,567,030
U.S. Treasury Bills (a)	5.285%	08/29/2024	08/29/2024	50,000,000	49,569,382
U.S. Treasury Bills (a)	5.285%	09/03/2024	09/03/2024	50,040,000	49,573,405
U.S. Treasury Bills (a)	5.287%	11/07/2024	11/07/2024	22,000,000	21,593,417
U.S. Treasury Bills (a)	5.290%	10/03/2024	10/03/2024	11,900,000	11,738,393
U.S. Treasury Bills (a)	5.291%	10/03/2024	10/03/2024	29,700,000	29,296,546
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Bills (a)(b)	5.292%	10/29/2024	10/29/2024	$27,490,000	$27,016,023
U.S. Treasury Bills (a)(b)	5.294%	10/29/2024	10/29/2024	13,090,000	12,864,240
U.S. Treasury Bills (a)	5.295%	10/03/2024	10/03/2024	29,700,000	29,296,275
U.S. Treasury Bills (a)	5.296%	09/17/2024	09/17/2024	87,220,000	86,231,652
U.S. Treasury Bills (a)(b)	5.296%	10/29/2024	10/29/2024	34,420,000	33,826,083
U.S. Treasury Bills (a)	5.297%	09/17/2024	09/17/2024	8,390,000	8,294,909
U.S. Treasury Bills (a)	5.298%	09/17/2024	09/17/2024	4,390,000	4,340,230
U.S. Treasury Bills (a)	5.302%	11/14/2024	11/14/2024	12,860,000	12,609,073
U.S. Treasury Bills (a)	5.303%	11/14/2024	11/14/2024	87,140,000	85,439,376
U.S. Treasury Bills (a)	5.304%	11/21/2024	11/21/2024	70,940,000	69,485,966
U.S. Treasury Bills (a)	5.309%	09/24/2024	09/24/2024	60,610,000	59,861,193
U.S. Treasury Bills (a)	5.309%	10/08/2024	10/08/2024	75,000,000	73,920,797
U.S. Treasury Bills (a)	5.309%	11/21/2024	11/21/2024	4,060,000	3,976,703
U.S. Treasury Bills (a)	5.310%	12/05/2024	12/05/2024	31,860,000	31,144,086
U.S. Treasury Bills (a)	5.312%	09/24/2024	09/24/2024	39,390,000	38,903,123
U.S. Treasury Bills (a)	5.313%	12/05/2024	12/05/2024	36,770,000	35,943,354
U.S. Treasury Bills (a)	5.316%	11/21/2024	11/21/2024	3,280,000	3,212,628
U.S. Treasury Bills (a)	5.317%	11/21/2024	11/21/2024	8,210,000	8,041,315
U.S. Treasury Bills (a)	5.317%	12/26/2024	12/26/2024	69,430,000	67,665,475
U.S. Treasury Bills (a)	5.318%	12/05/2024	12/05/2024	6,370,000	6,226,654
U.S. Treasury Bills (a)	5.319%	09/19/2024	09/19/2024	75,000,000	74,125,000
U.S. Treasury Bills (a)	5.319%	12/19/2024	12/19/2024	38,700,000	37,753,761
U.S. Treasury Bills (a)	5.320%	10/15/2024	10/15/2024	3,100,000	3,052,399
U.S. Treasury Bills (a)	5.320%	11/29/2024	11/29/2024	22,980,000	22,481,913
U.S. Treasury Bills (a)	5.320%	12/26/2024	12/26/2024	43,040,000	41,945,630
U.S. Treasury Bills (a)	5.321%	12/19/2024	12/19/2024	61,300,000	59,800,449
U.S. Treasury Bills (a)	5.323%	11/29/2024	11/29/2024	40,530,000	39,651,096
U.S. Treasury Bills (a)	5.323%	12/26/2024	12/26/2024	2,530,000	2,465,639
U.S. Treasury Bills (a)	5.324%	10/01/2024	10/01/2024	47,900,000	47,258,872
U.S. Treasury Bills (a)	5.325%	10/15/2024	10/15/2024	69,130,000	68,067,472
U.S. Treasury Bills (a)	5.327%	10/01/2024	10/01/2024	77,100,000	76,067,545
U.S. Treasury Bills (a)	5.328%	12/12/2024	12/12/2024	48,700,000	47,554,671
U.S. Treasury Bills (a)	5.330%	10/15/2024	10/15/2024	52,770,000	51,958,148
U.S. Treasury Bills (a)	5.330%	12/12/2024	12/12/2024	26,260,000	25,642,117
U.S. Treasury Bills (a)	5.331%	10/22/2024	10/22/2024	46,570,000	45,807,655
U.S. Treasury Bills (a)	5.334%	10/22/2024	10/22/2024	21,430,000	21,078,869
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.04% (c)	5.342%	06/29/2024	07/31/2024	439,700,000	439,701,979
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.14% (c)	5.445%	06/29/2024	10/31/2024	275,950,000	275,922,294
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (c)	5.455%	06/29/2024	04/30/2026	128,800,000	128,796,739
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (c)	5.475%	07/01/2024	10/31/2025	79,206,000	79,159,747
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.20% (c)	5.505%	06/29/2024	01/31/2025	71,000,000	71,000,000
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (c)	5.550%	06/29/2024	01/31/2026	59,015,000	59,021,211
U.S. Treasury Notes	0.250%	05/31/2025	05/31/2025	43,300,000	41,417,693
U.S. Treasury Notes	2.125%	05/15/2025	05/15/2025	24,140,000	23,510,931
U.S. Treasury Notes	2.750%	05/15/2025	05/15/2025	27,580,000	27,007,045
U.S. Treasury Notes	2.875%	04/30/2025	04/30/2025	23,700,000	23,250,719
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.875%	04/30/2025	04/30/2025	$36,400,000	$36,001,721
TOTAL INVESTMENTS –100.5% (d)(e)					12,245,086,966
Liabilities in Excess of Other Assets —(0.5)%					(63,452,282)
NET ASSETS –100.0%					$12,181,634,684
(a)	Rate shown is the discount rate at time of purchase.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$12,245,086,966
Cash	864,600
Interest receivable — unaffiliated issuers	10,379,407
TOTAL ASSETS	12,256,330,973
LIABILITIES
Payable for investments purchased	73,706,347
Advisory and administrator fee payable	475,949
Custody, sub-administration and transfer agent fees payable	458,166
Trustees’ fees and expenses payable	4,716
Professional fees payable	28,218
Printing fees payable	4,331
Accrued expenses and other liabilities	18,562
TOTAL LIABILITIES	74,696,289
NET ASSETS	$12,181,634,684
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$353,754,160
EXPENSES
Advisory and administrator fee	3,296,378
Custodian, sub-administrator and transfer agent fees	404,428
Trustees’ fees and expenses	56,118
Professional fees	56,551
Printing and postage fees	5,736
Insurance expense	2,512
Miscellaneous expenses	18,020
TOTAL EXPENSES	3,839,743
NET INVESTMENT INCOME (LOSS)	$349,914,417
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(35,654)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$349,878,763
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$349,914,417	$628,619,951
Net realized gain (loss)	(35,654)	154,552
Net increase (decrease) in net assets resulting from operations	349,878,763	628,774,503
CAPITAL TRANSACTIONS
Contributions	15,551,576,343	33,503,258,052
Withdrawals	(17,946,056,168)	(32,584,705,766)
Net increase (decrease) in net assets from capital transactions	(2,394,479,825)	918,552,286
Net increase (decrease) in net assets during the period	(2,044,601,062)	1,547,326,789
Net assets at beginning of period	14,226,235,746	12,678,908,957
NET ASSETS AT END OF PERIOD	$12,181,634,684	$14,226,235,746
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total return (a)	2.64%	5.10%	1.49%	0.00%(b)	0.48%	2.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,181,635	$14,226,236	$12,678,909	$14,060,872	$16,771,503	$12,816,642
Ratios to average net assets:
Total expenses	0.06%(c)	0.06%	0.06%	0.07%	0.06%	0.07%
Net investment income (loss)	5.28%(c)	4.94%	1.46%	0.00%(b)	0.38%	2.13%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
(c)	Annualized.
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2024.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
7.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related
11

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STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1- and 3-year periods and was equal to the median of its Performance Group for the 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 5- and 10-year periods and was below the Benchmark for the 3-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
17

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Institutional Investment Trust
State Street Institutional Treasury Plus Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$43,352,190,221
Receivable from Adviser	15,457
TOTAL ASSETS	43,352,205,678
LIABILITIES
Payable for fund shares repurchased	7,956,190
Administration fees payable	1,723,822
Shareholder servicing fee payable	487,127
Distribution fees payable	965
Registration and filing fees payable	9
Professional fees payable	13,311
Printing fees payable	18,085
Distribution payable	31,380,689
Accrued expenses and other liabilities	22,052
TOTAL LIABILITIES	41,602,250
NET ASSETS	$43,310,603,428
NET ASSETS CONSIST OF:
Paid-in capital	$43,310,880,298
Total distributable earnings (loss)	(276,870)
NET ASSETS	$43,310,603,428
Administration Class
Net Assets	$5,545,725
Shares Outstanding	5,545,843
Net asset value, offering and redemption price per share	$1.00
Bancroft Capital Class
Net Assets	$49,999
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$1.00
Blaylock Van Class
Net Assets	$4,158,000
Shares Outstanding	4,157,966
Net asset value, offering and redemption price per share	$1.00
Cabrera Capital Markets Class
Net Assets	$68,698,215
Shares Outstanding	68,692,376
Net asset value, offering and redemption price per share	$1.00
Institutional Class
Net Assets	$3,983,854,654
Shares Outstanding	3,983,853,500
Net asset value, offering and redemption price per share	$1.00
Investment Class
Net Assets	$10,973,935
Shares Outstanding	10,974,356
Net asset value, offering and redemption price per share	$1.00
Investor Class
Net Assets	$3,701,511,501
Shares Outstanding	3,701,548,027
Net asset value, offering and redemption price per share	$1.00
Opportunity Class
Net Assets	$258,069,078
Shares Outstanding	258,068,467
Net asset value, offering and redemption price per share	$1.00
Premier Class
Net Assets	$33,094,567,405
Shares Outstanding	33,095,144,695
Net asset value, offering and redemption price per share	$1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES  (continued)
June 30, 2024 (Unaudited)

Trust Class
Net Assets	$2,183,174,916
Shares Outstanding	2,183,311,831
Net asset value, offering and redemption price per share	$1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	1,109,853,959
Expenses allocated from affiliated Portfolio	(11,895,067)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	1,097,958,892
EXPENSES
Administration fees
Administration Class	824
Bancroft Capital Class	12
Blaylock Van Class	8,974
Cabrera Capital Markets Class	21,926
Institutional Class	964,243
Investment Class	3,184
Investor Class	874,371
Opportunity Class	71,262
Premier Class	7,820,864
Trust Class	547,543
Shareholder servicing fees
Administration Class	3,296
Bancroft Capital Class	7
Blaylock Van Class	5,385
Cabrera Capital Markets Class	13,156
Institutional Class	578,546
Investment Class	15,920
Investor Class	1,398,993
Opportunity Class	42,757
Trust Class	613,249
Distribution fees
Administration Class	824
Investment Class	6,368
Custodian fees	23,820
Trustees’ fees and expenses	10,492
Transfer agent fees	7,719
Registration and filing fees	223,553
Professional fees	64,472
Printing and postage fees	32,235
Insurance expense	42,096
Miscellaneous expenses	92,249
TOTAL EXPENSES	13,488,340
NET INVESTMENT INCOME (LOSS)	$1,084,470,552
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(165,496)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,084,305,056
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,084,470,552	$1,623,946,450
Net realized gain (loss)	(165,496)	1,503
Net increase (decrease) in net assets resulting from operations	1,084,305,056	1,623,947,953
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(82,679)	(218,248)
Bancroft Capital Class	(1,296)	(2,458)
Blaylock Van Class	(944,690)	(3,625,111)
Cabrera Capital Markets Class	(2,295,663)	(5,003,393)
Institutional Class	(100,958,099)	(133,430,027)
Investment Class	(313,121)	(647,522)
Investor Class	(90,688,650)	(140,687,316)
Opportunity Class	(7,464,058)	(4,673,452)
Premier Class	(823,826,337)	(1,210,253,648)
Trust Class	(57,046,708)	(124,338,527)
Total distributions to shareholders	(1,083,621,301)	(1,622,879,702)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	24,548,120	62,966,087
Reinvestment of distributions	80,716	208,385
Shares redeemed	(22,400,545)	(60,899,509)
Net increase (decrease) from capital share transactions	2,228,291	2,274,963
Blaylock Van Class
Shares sold	248,500,002	3,268,646,999
Reinvestment of distributions	775,326	1,670,932
Shares redeemed	(402,813,162)	(3,113,130,058)
Net increase (decrease) from capital share transactions	(153,537,834)	157,187,873
Cabrera Capital Markets Class
Shares sold	1,372,155,002	1,351,125,000
Reinvestment of distributions	928,154	4,884,480
Shares redeemed	(1,361,188,615)	(1,299,262,440)
Net increase (decrease) from capital share transactions	11,894,541	56,747,040
Institutional Class
Shares sold	10,297,451,404	19,881,890,347
Reinvestment of distributions	41,072,080	60,667,162
Shares redeemed	(9,633,607,507)	(18,786,245,285)
Net increase (decrease) from capital share transactions	704,915,977	1,156,312,224
Investment Class
Shares sold	13,635,441	41,587,428
Reinvestment of distributions	60,277	123,031
Shares redeemed	(17,256,376)	(40,560,102)
Net increase (decrease) from capital share transactions	(3,560,658)	1,150,357
Investor Class
Shares sold	53,272,095,780	60,583,016,783
Reinvestment of distributions	86,282,063	114,644,986
Shares redeemed	(52,730,143,050)	(62,874,937,418)
Net increase (decrease) from capital share transactions	628,234,793	(2,177,275,649)
Opportunity Class
Shares sold	1,974,836,495	1,194,752,543
Reinvestment of distributions	7,477,325	4,619,142
Shares redeemed	(1,919,505,130)	(1,018,839,707)
Net increase (decrease) from capital share transactions	62,808,690	180,531,978
Premier Class
Shares sold	197,282,336,394	323,788,092,815
Reinvestment of distributions	713,797,774	1,064,051,333
Shares redeemed	(198,804,078,569)	(317,189,097,210)
Net increase (decrease) from capital share transactions	(807,944,401)	7,663,046,938
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
Trust Class
Shares sold	$9,930,977,236	$23,203,253,199
Reinvestment of distributions	55,841,396	116,777,506
Shares redeemed	(9,746,011,309)	(25,143,801,600)
Net increase (decrease) from capital share transactions	240,807,323	(1,823,770,895)
Net increase (decrease) in net assets from beneficial interest transactions	685,846,722	5,216,204,829
Net increase (decrease) in net assets during the period	686,530,477	5,217,273,080
Net assets at beginning of period	42,624,072,951	37,406,799,871
NET ASSETS AT END OF PERIOD	$43,310,603,428	$42,624,072,951
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	24,548,120	62,966,087
Reinvestment of distributions	80,716	208,385
Shares redeemed	(22,400,545)	(60,899,509)
Net increase (decrease) from share transactions	2,228,291	2,274,963
Blaylock Van Class
Shares sold	248,500,002	3,268,646,999
Reinvestment of distributions	775,326	1,670,932
Shares redeemed	(402,813,162)	(3,113,130,058)
Net increase (decrease) from share transactions	(153,537,834)	157,187,873
Cabrera Capital Markets Class
Shares sold	1,372,155,002	1,351,125,000
Reinvestment of distributions	928,154	4,884,480
Shares redeemed	(1,361,188,615)	(1,299,262,440)
Net increase (decrease) from share transactions	11,894,541	56,747,040
Institutional Class
Shares sold	10,297,451,404	19,881,890,347
Reinvestment of distributions	41,072,080	60,667,162
Shares redeemed	(9,633,607,507)	(18,786,245,285)
Net increase (decrease) from share transactions	704,915,977	1,156,312,224
Investment Class
Shares sold	13,635,441	41,587,428
Reinvestment of distributions	60,277	123,031
Shares redeemed	(17,256,376)	(40,560,102)
Net increase (decrease) from share transactions	(3,560,658)	1,150,357
Investor Class
Shares sold	53,272,095,780	60,583,016,783
Reinvestment of distributions	86,282,063	114,644,986
Shares redeemed	(52,730,143,050)	(62,874,937,418)
Net increase (decrease) from share transactions	628,234,793	(2,177,275,649)
Opportunity Class
Shares sold	1,974,836,495	1,194,752,543
Reinvestment of distributions	7,477,325	4,619,142
Shares redeemed	(1,919,505,130)	(1,018,839,707)
Net increase (decrease) from share transactions	62,808,690	180,531,978
Premier Class
Shares sold	197,282,336,394	323,788,092,815
Reinvestment of distributions	713,797,774	1,064,051,333
Shares redeemed	(198,804,078,569)	(317,189,097,210)
Net increase (decrease) from share transactions	(807,944,401)	7,663,046,938
Trust Class
Shares sold	9,930,977,236	23,203,253,199
Reinvestment of distributions	55,841,396	116,777,506
Shares redeemed	(9,746,011,309)	(25,143,801,600)
Net increase (decrease) from share transactions	240,807,323	(1,823,770,895)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0249	0.0470	0.0140	0.0001	0.0027	0.0185
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	—	—	—	0.0000(b)
Total from investment operations	0.0249	0.0470	0.0140	0.0001	0.0027	0.0185
Distributions to shareholders from:
Net investment income	(0.0249)	(0.0470)	(0.0140)	(0.0001)	(0.0027)	(0.0185)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.52%	4.80%	1.41%	0.00%(d)	0.27%	1.86%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,546	$3,317	$1,043	$50	$50	$50
Ratios to Average Net Assets:
Total expenses	0.36%(e)	0.36%	0.37%	0.37%	0.36%	0.37%
Net expenses	0.36%(e)	0.36%	0.34%	0.07%	0.25%	0.37%
Net investment income (loss)	4.99%(e)	4.64%	2.82%	0.00%(d)	0.27%	1.85%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0262	0.0492	0.0157	0.0001
Net realized gain (loss)	(0.0001)(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0261	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0261)	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.63%	5.04%	1.59%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$50	$50	$50	$50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.15%(e)
Net expenses	0.14%(e)	0.14%	0.13%	0.05%(e)
Net investment income (loss)	5.22%(e)	4.92%	1.59%	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Blaylock Van Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0265	0.0492	0.0157	0.0001
Net realized gain (loss)	(0.0005)(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0260	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0260)	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.63%	5.03%	1.58%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,158	$157,696	$508	$500
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.15%	0.15%(e)
Net expenses	0.14%(e)	0.14%	0.13%	0.05%(e)
Net investment income (loss)	5.23%(e)	5.09%	1.60%	0.01%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0260	0.0492	0.0158	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0260	0.0492	0.0158	0.0001
Distributions to shareholders from:
Net investment income	(0.0260)	(0.0492)	(0.0158)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.63%	5.03%	1.59%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$68,698	$56,798	$51	$50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.13%(e)
Net expenses	0.14%(e)	0.14%	0.13%	0.04%(e)
Net investment income (loss)	5.21%(e)	5.15%	1.60%	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0260	0.0492	0.0157	0.0001	0.0037	0.0207
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	—	—	—	0.0000(b)
Total from investment operations	0.0260	0.0492	0.0157	0.0001	0.0037	0.0207
Distributions to shareholders from:
Net investment income	(0.0260)	(0.0492)	(0.0157)	(0.0001)	(0.0037)	(0.0207)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.63%	5.03%	1.58%	0.02%	0.37%	2.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,983,855	$3,278,847	$2,122,508	$278,027	$90,569	$468,721
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.14%	0.15%	0.15%	0.15%	0.15%
Net expenses	0.14%(d)	0.14%	0.15%	0.06%	0.15%	0.15%
Net investment income (loss)	5.21%(d)	5.00%	2.57%	0.02%	0.34%	2.09%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0244	0.0460	0.0133	0.0001	0.0025	0.0180
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	—	—	—	0.0000(b)
Total from investment operations	0.0244	0.0460	0.0133	0.0001	0.0025	0.0180
Distributions to shareholders from:
Net investment income	(0.0244)	(0.0460)	(0.0133)	(0.0001)	(0.0025)	(0.0180)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.47%	4.70%	1.33%	0.01%	0.25%	1.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,974	$14,534	$13,378	$23,688	$42,358	$52,086
Ratios to Average Net Assets:
Total expenses	0.46%(d)	0.46%	0.47%	0.47%	0.47%	0.47%
Net expenses	0.46%(d)	0.46%	0.36%	0.07%	0.29%	0.46%
Net investment income (loss)	4.89%(d)	4.61%	1.10%	0.00%(e)	0.27%	1.78%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0258	0.0487	0.0153	0.0001	0.0034	0.0202
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	—	—	—	0.0000(b)
Total from investment operations	0.0258	0.0487	0.0153	0.0001	0.0034	0.0202
Distributions to shareholders from:
Net investment income	(0.0258)	(0.0487)	(0.0153)	(0.0001)	(0.0034)	(0.0202)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.61%	4.98%	1.54%	0.01%	0.34%	2.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,701,512	$3,073,226	$5,250,351	$2,492,307	$546,563	$230,017
Ratios to Average Net Assets:
Total expenses	0.19%(d)	0.19%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.19%(d)	0.19%	0.19%	0.07%	0.18%	0.20%
Net investment income (loss)	5.16%(d)	4.95%	2.13%	0.01%	0.31%	2.02%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0260	0.0492	0.0157	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0260	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0260)	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.63%	5.03%	1.58%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$258,069	$195,259	$14,727	$50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.15%	0.15%(e)
Net expenses	0.14%(e)	0.14%	0.15%	0.04%(e)
Net investment income (loss)	5.21%(e)	5.14%	2.32%	0.00%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0262	0.0495	0.0160	0.0001	0.0040	0.0210
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	—	—	—	0.0000(b)
Total from investment operations	0.0262	0.0495	0.0160	0.0001	0.0040	0.0210
Distributions to shareholders from:
Net investment income	(0.0262)	(0.0495)	(0.0160)	(0.0001)	(0.0040)	(0.0210)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.65%	5.06%	1.61%	0.02%	0.40%	2.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$33,094,567	$33,902,018	$26,238,411	$16,944,237	$20,004,414	$14,672,348
Ratios to Average Net Assets:
Total expenses	0.11%(d)	0.11%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.11%(d)	0.11%	0.11%	0.06%	0.12%	0.12%
Net investment income (loss)	5.24%(d)	4.96%	1.83%	0.02%	0.33%	2.07%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class (a)
	Six Months Ended 06/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0259	0.0489	0.0155	0.0001	0.0036	0.0204
Net realized gain (loss)	(0.0000)(b)	0.0000(b)	—	—	—	0.0000(b)
Total from investment operations	0.0259	0.0489	0.0155	0.0001	0.0036	0.0204
Distributions to shareholders from:
Net investment income	(0.0259)	(0.0489)	(0.0155)	(0.0001)	(0.0036)	(0.0204)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.62%	5.00%	1.56%	0.01%	0.36%	2.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,183,175	$1,942,328	$3,765,775	$3,566,204	$4,609,983	$4,185,964
Ratios to Average Net Assets:
Total expenses	0.17%(d)	0.17%	0.17%	0.17%	0.18%	0.18%
Net expenses	0.17%(d)	0.17%	0.16%	0.07%	0.16%	0.18%
Net investment income (loss)	5.18%(d)	4.81%	1.61%	0.01%	0.33%	2.05%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Plus Money Market Fund	Investment Class
Premier Class
Investor Class
Trust Class
Administration Class
Institutional Class
Select Class
Bancroft Capital Class
Blaylock Van Class
Cabrera Capital Markets Class
	Opportunity Class	October 24, 2007 October 24, 2007 October 14, 2016 August 29, 2016 July 31, 2018 July 31, 2018 Not commenced October 13, 2021 October 20, 2021 October 20, 2021 October 28, 2021	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (90.97% at June 30, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it .
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2024, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2025 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis (the “Total Annual Fund Operating Expense Waiver”). This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with approval of the Board. There were no waivers for the period ended June 30, 2024.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2024 were $0.
As of June 30, 2024, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2024	$13,835,326
12/31/2025	$1,295,526
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2024, the Fund's Administration Class shares and Investment Class shares paid $824 and $6,368, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Market Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares and Trust Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08%, 0.03% and 0.056%, respectively, of each applicable share class's eligible average daily net assets. During the period ended June 30, 2024, the Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares and Trust Class shares paid SSGA FD $3,296, $7, $5,385, $13,156, $578,546, $15,920, $1,398,993, $42,757 and $613,249, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of (the "Internal Revenue Code") of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Funds were more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

7.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Treasury Plus Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”), for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
__________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.  The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of the Fund:
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Money Market Funds, Generally.  The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund.  The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods.The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders.  Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional Treasury Plus Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex.The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
25

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Master Funds
State Street Treasury Plus Money Market Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—51.6%
U.S. Treasury Bills	2.626%	07/02/2024	07/02/2024	$138,000,000	$137,979,986
U.S. Treasury Bills	2.647%	07/02/2024	07/02/2024	46,600,000	46,593,243
U.S. Treasury Bills	2.649%	07/02/2024	07/02/2024	93,000,000	92,986,502
U.S. Treasury Bills	4.094%	07/05/2024	07/05/2024	10,300,000	10,294,226
U.S. Treasury Bills	4.228%	07/05/2024	07/05/2024	276,400,000	276,245,063
U.S. Treasury Bills	4.643%	07/11/2024	07/11/2024	291,150,000	290,743,199
U.S. Treasury Bills	4.647%	07/11/2024	07/11/2024	260,000,000	259,636,361
U.S. Treasury Bills	4.648%	07/11/2024	07/11/2024	258,000,000	257,639,087
U.S. Treasury Bills	4.693%	07/09/2024	07/09/2024	260,800,000	260,498,573
U.S. Treasury Bills	4.694%	07/09/2024	07/09/2024	86,900,000	86,799,534
U.S. Treasury Bills	4.696%	07/09/2024	07/09/2024	152,300,000	152,123,840
U.S. Treasury Bills	4.733%	07/11/2024	07/11/2024	26,000,000	25,962,964
U.S. Treasury Bills	4.735%	07/11/2024	07/11/2024	93,800,000	93,666,335
U.S. Treasury Bills	4.780%	07/18/2024	07/18/2024	265,600,000	264,975,397
U.S. Treasury Bills	4.781%	07/18/2024	07/18/2024	180,000,000	179,576,615
U.S. Treasury Bills	4.782%	07/18/2024	07/18/2024	53,000,000	52,875,299
U.S. Treasury Bills	4.785%	07/18/2024	07/18/2024	106,000,000	105,750,473
U.S. Treasury Bills	4.788%	01/23/2025	01/23/2025	12,600,000	12,266,898
U.S. Treasury Bills	4.823%	07/11/2024	07/11/2024	201,450,000	201,157,618
U.S. Treasury Bills	4.903%	07/25/2024	07/25/2024	168,700,000	168,135,417
U.S. Treasury Bills	4.905%	01/23/2025	01/23/2025	147,400,000	143,410,455
U.S. Treasury Bills	4.932%	08/01/2024	08/01/2024	193,500,000	192,666,875
U.S. Treasury Bills	4.958%	07/16/2024	07/16/2024	224,000,000	223,514,200
U.S. Treasury Bills	4.959%	07/16/2024	07/16/2024	128,000,000	127,722,347
U.S. Treasury Bills	4.960%	07/16/2024	07/16/2024	176,000,000	175,618,153
U.S. Treasury Bills	4.961%	07/16/2024	07/16/2024	70,000,000	69,848,115
U.S. Treasury Bills	4.963%	07/16/2024	07/16/2024	200,000,000	199,565,833
U.S. Treasury Bills	4.971%	11/29/2024	11/29/2024	245,750,000	240,766,156
U.S. Treasury Bills	4.999%	07/23/2024	07/23/2024	56,300,000	56,123,214
U.S. Treasury Bills	5.006%	08/08/2024	08/08/2024	272,200,000	270,751,896
U.S. Treasury Bills	5.008%	08/08/2024	08/08/2024	97,200,000	96,682,640
U.S. Treasury Bills	5.009%	08/08/2024	08/08/2024	194,400,000	193,365,176
U.S. Treasury Bills	5.011%	08/08/2024	08/08/2024	311,100,000	309,443,306
U.S. Treasury Bills	5.041%	08/08/2024	08/08/2024	18,700,000	18,599,825
U.S. Treasury Bills	5.042%	03/20/2025	03/20/2025	20,950,000	20,217,766
U.S. Treasury Bills	5.046%	08/08/2024	08/08/2024	146,400,000	145,614,971
U.S. Treasury Bills	5.051%	08/08/2024	08/08/2024	196,200,000	195,146,897
U.S. Treasury Bills	5.061%	07/23/2024	07/23/2024	231,900,000	231,162,081
U.S. Treasury Bills	5.069%	07/23/2024	07/23/2024	119,500,000	119,119,525
U.S. Treasury Bills	5.111%	08/22/2024	08/22/2024	475,000,000	471,500,833
U.S. Treasury Bills	5.123%	07/30/2024	07/30/2024	400,000,000	398,322,833
U.S. Treasury Bills	5.147%	09/05/2024	09/05/2024	250,000,000	247,660,208
U.S. Treasury Bills	5.154%	09/12/2024	09/12/2024	232,700,000	230,293,494
U.S. Treasury Bills	5.158%	08/29/2024	08/29/2024	358,600,000	355,585,071
U.S. Treasury Bills	5.158%	09/05/2024	09/05/2024	151,200,000	149,781,845
U.S. Treasury Bills	5.160%	08/29/2024	08/29/2024	145,000,000	143,780,437
U.S. Treasury Bills	5.162%	09/05/2024	09/05/2024	36,500,000	36,157,387
U.S. Treasury Bills	5.181%	09/26/2024	09/26/2024	425,000,000	419,756,740
U.S. Treasury Bills	5.214%	10/31/2024	10/31/2024	115,100,000	113,112,639
U.S. Treasury Bills	5.215%	08/13/2024	08/13/2024	350,000,000	347,813,569
U.S. Treasury Bills	5.215%	10/10/2024	10/10/2024	400,000,000	394,254,222
U.S. Treasury Bills	5.216%	10/31/2024	10/31/2024	91,900,000	90,312,440
U.S. Treasury Bills	5.219%	10/31/2024	10/31/2024	69,200,000	68,003,993
U.S. Treasury Bills	5.229%	08/06/2024	08/06/2024	875,000,000	870,386,563
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Bills	5.242%	10/31/2024	10/31/2024	$300,000,000	$294,792,125
U.S. Treasury Bills	5.247%	10/10/2024	10/10/2024	317,714,000	313,122,583
U.S. Treasury Bills	5.259%	09/10/2024	09/10/2024	425,000,000	420,611,214
U.S. Treasury Bills	5.262%	08/27/2024	08/27/2024	135,000,000	133,880,484
U.S. Treasury Bills	5.265%	08/27/2024	08/27/2024	265,000,000	262,801,383
U.S. Treasury Bills	5.268%	10/03/2024	10/03/2024	96,600,000	95,293,431
U.S. Treasury Bills	5.269%	10/03/2024	10/03/2024	96,600,000	95,293,179
U.S. Treasury Bills	5.274%	10/24/2024	10/24/2024	200,000,000	196,703,333
U.S. Treasury Bills	5.283%	09/03/2024	09/03/2024	124,800,000	123,636,864
U.S. Treasury Bills	5.284%	11/07/2024	11/07/2024	390,981,000	383,758,766
U.S. Treasury Bills	5.285%	09/03/2024	09/03/2024	250,190,000	247,857,117
U.S. Treasury Bills	5.287%	10/31/2024	10/31/2024	268,105,000	263,412,194
U.S. Treasury Bills	5.287%	11/07/2024	11/07/2024	110,000,000	107,967,085
U.S. Treasury Bills	5.288%	10/31/2024	10/31/2024	241,100,000	236,879,062
U.S. Treasury Bills	5.289%	10/31/2024	10/31/2024	115,700,000	113,673,852
U.S. Treasury Bills	5.290%	10/03/2024	10/03/2024	38,700,000	38,174,439
U.S. Treasury Bills	5.291%	10/03/2024	10/03/2024	96,600,000	95,287,756
U.S. Treasury Bills (a)	5.292%	10/29/2024	10/29/2024	219,900,000	216,108,533
U.S. Treasury Bills (a)	5.294%	10/29/2024	10/29/2024	104,710,000	102,904,094
U.S. Treasury Bills	5.295%	10/03/2024	10/03/2024	96,600,000	95,286,873
U.S. Treasury Bills	5.296%	09/17/2024	09/17/2024	523,310,000	517,380,026
U.S. Treasury Bills (a)	5.296%	10/29/2024	10/29/2024	275,390,000	270,638,146
U.S. Treasury Bills	5.297%	09/17/2024	09/17/2024	50,320,000	49,749,682
U.S. Treasury Bills	5.298%	09/17/2024	09/17/2024	26,370,000	26,071,041
U.S. Treasury Bills	5.302%	11/14/2024	11/14/2024	77,140,000	75,634,827
U.S. Treasury Bills	5.303%	11/14/2024	11/14/2024	522,140,000	511,949,916
U.S. Treasury Bills	5.304%	11/21/2024	11/21/2024	567,510,000	555,877,937
U.S. Treasury Bills	5.308%	10/08/2024	10/08/2024	100,000,000	98,566,700
U.S. Treasury Bills	5.309%	09/24/2024	09/24/2024	409,110,000	404,055,645
U.S. Treasury Bills	5.309%	11/21/2024	11/21/2024	32,490,000	31,823,418
U.S. Treasury Bills	5.310%	12/05/2024	12/05/2024	297,320,000	290,639,034
U.S. Treasury Bills	5.312%	09/24/2024	09/24/2024	265,890,000	262,603,489
U.S. Treasury Bills	5.313%	12/05/2024	12/05/2024	343,220,000	335,503,890
U.S. Treasury Bills	5.316%	11/21/2024	11/21/2024	19,690,000	19,285,560
U.S. Treasury Bills	5.317%	11/21/2024	11/21/2024	49,230,000	48,218,505
U.S. Treasury Bills	5.317%	12/26/2024	12/26/2024	271,660,000	264,755,912
U.S. Treasury Bills	5.318%	12/05/2024	12/05/2024	59,460,000	58,121,952
U.S. Treasury Bills	5.319%	10/08/2024	10/08/2024	469,690,000	462,947,125
U.S. Treasury Bills	5.319%	12/19/2024	12/19/2024	261,100,000	254,715,942
U.S. Treasury Bills	5.320%	10/15/2024	10/15/2024	14,530,000	14,306,888
U.S. Treasury Bills	5.320%	11/29/2024	11/29/2024	137,860,000	134,871,913
U.S. Treasury Bills	5.320%	12/26/2024	12/26/2024	168,430,000	164,147,363
U.S. Treasury Bills	5.321%	12/19/2024	12/19/2024	413,900,000	403,774,971
U.S. Treasury Bills	5.323%	11/29/2024	11/29/2024	243,220,000	237,945,707
U.S. Treasury Bills	5.323%	12/26/2024	12/26/2024	9,910,000	9,657,898
U.S. Treasury Bills	5.324%	10/01/2024	10/01/2024	172,300,000	169,993,812
U.S. Treasury Bills	5.325%	10/15/2024	10/15/2024	323,520,000	318,547,498
U.S. Treasury Bills	5.326%	10/08/2024	10/08/2024	100,000,000	98,561,750
U.S. Treasury Bills	5.327%	10/01/2024	10/01/2024	277,700,000	273,981,288
U.S. Treasury Bills	5.328%	10/08/2024	10/08/2024	405,310,000	399,486,202
U.S. Treasury Bills	5.328%	12/12/2024	12/12/2024	325,300,000	317,649,577
U.S. Treasury Bills	5.330%	10/15/2024	10/15/2024	246,960,000	243,160,589
U.S. Treasury Bills	5.330%	12/12/2024	12/12/2024	175,030,000	170,911,641
U.S. Treasury Bills	5.331%	10/08/2024	10/08/2024	75,000,000	73,920,281
U.S. Treasury Bills	5.331%	10/22/2024	10/22/2024	485,000,000	477,055,450
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.04% (b)	5.342%	06/29/2024	07/31/2024	$400,000,000	$399,982,049
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.14% (b)	5.445%	06/29/2024	10/31/2024	177,420,000	177,402,333
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (b)	5.455%	06/29/2024	04/30/2026	324,000,000	323,991,782
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (b)	5.475%	07/01/2024	10/31/2025	298,902,000	298,745,192
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.20% (b)	5.505%	06/29/2024	01/31/2025	135,850,000	135,850,000
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (b)	5.550%	06/29/2024	01/31/2026	187,238,000	187,247,062
U.S. Treasury Notes	0.250%	05/31/2025	05/31/2025	380,210,000	363,628,428
U.S. Treasury Notes	2.125%	05/15/2025	05/15/2025	76,150,000	74,165,594
U.S. Treasury Notes	2.750%	05/15/2025	05/15/2025	87,010,000	85,202,430
U.S. Treasury Notes	2.875%	04/30/2025	04/30/2025	82,500,000	80,936,047
U.S. Treasury Notes	3.875%	04/30/2025	04/30/2025	251,540,000	248,794,093
TOTAL TREASURY DEBT					24,601,869,287
TREASURY REPURCHASE AGREEMENTS—41.0%
Agreement with Australia and New Zealand Banking Group, dated 06/28/2024 (collateralized by U.S. Treasury Notes, 0.500% – 5.375% due 10/31/2026 – 02/15/2053, valued at $570,789,612); expected proceeds $560,249,200	5.340%	07/01/2024	07/01/2024	560,000,000	560,000,000
Agreement with Banco Santander and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 09/10/2024 – 03/20/2025, U.S. Treasury Bonds, 1.125% – 4.625% due 05/15/2040 – 05/15/2054, a U.S. Treasury Inflation Index Bond, 0.875% due 02/15/2047, U.S. Treasury Inflation Index Notes, 0.500% – 0.750% due 01/15/2028 – 07/15/2028, and U.S. Treasury Notes, 0.625% – 4.875% due 02/28/2025 – 05/15/2034, valued at $255,000,064); expected proceeds $250,110,625	5.310%	07/01/2024	07/01/2024	250,000,000	250,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 07/15/2025 – 01/15/2027, U.S. Treasury Notes, 0.250% – 3.000% due 01/15/2025 – 09/30/2025, and U.S. Treasury Strips, 0.000% due 05/15/2025 – 05/15/2052, valued at $649,740,011); expected proceeds $637,282,403	5.320%	07/01/2024	07/01/2024	637,000,000	637,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/12/2024 (collateralized by a U.S. Treasury Bond, 4.750% due 02/15/2041 and a U.S. Treasury Note, 2.625% due 07/31/2029, valued at $550,800,004); expected proceeds $542,398,500	5.330%	07/05/2024	07/05/2024	540,000,000	540,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 4.750% due 11/15/2043, valued at $45,900,024); expected proceeds $45,019,950	5.320%	07/01/2024	07/01/2024	45,000,000	45,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 04/11/2024 (collateralized by U.S. Treasury Bills, 0.000% due 07/16/2024 – 03/20/2025, U.S. Treasury Bonds, 1.125% – 6.875% due 08/15/2025 – 11/15/2052, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% – 1.625% due 10/15/2025 – 01/15/2030, U.S. Treasury Notes, 0.250% – 5.475% due 06/30/2024 – 09/30/2029, and U.S. Treasury Strips, 0.000% due 11/15/2024 – 11/15/2053, valued at $510,000,000); expected proceeds $509,139,583 (c)	5.350%	08/12/2024	08/12/2024	$500,000,000	$500,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 08/08/2024, U.S. Treasury Bonds, 3.875% – 6.875% due 08/15/2025 – 08/15/2040, U.S. Treasury Inflation Index Bonds, 2.000% – 2.125% due 01/15/2026 – 02/15/2041, U.S. Treasury Inflation Index Notes, 0.125% – 0.500% due 07/15/2024 – 01/15/2030, U.S. Treasury Notes, 0.375% – 4.875% due 07/31/2024 – 04/30/2029, and U.S. Treasury Strips, 0.000% due 02/15/2029 – 11/15/2052, valued at $525,300,038); expected proceeds $515,227,888	5.310%	07/01/2024	07/01/2024	515,000,000	515,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/07/2024 (collateralized by U.S. Treasury Bonds, 1.625% – 4.125% due 02/15/2042 – 08/15/2053, U.S. Treasury Inflation Index Bonds, 1.000% – 3.625% due 04/15/2028 – 02/15/2046, and U.S. Treasury Notes, 0.625% – 4.375% due 07/31/2026 – 02/15/2031, valued at $112,200,020); expected proceeds $110,504,869	5.330%	07/05/2024	07/05/2024	110,000,000	110,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 6.000% due 02/15/2026, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2026 and U.S. Treasury Notes, 0.500% – 5.455% due 02/15/2026 – 08/15/2026, valued at $3,172,785,590); expected proceeds $3,111,381,358	5.330%	07/01/2024	07/01/2024	3,110,000,000	3,110,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 0.875% – 4.000% due 09/30/2026 – 11/15/2031, valued at $586,500,105); expected proceeds $575,254,917	5.320%	07/01/2024	07/01/2024	575,000,000	575,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Note, 1.625% due 05/15/2031, valued at $300,132,503); expected proceeds $300,132,500	5.300%	07/01/2024	07/01/2024	300,000,000	300,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 09/05/2024, and U.S. Treasury Notes, 3.250% – 4.625% due 02/28/2026 – 06/30/2027, valued at $612,000,022); expected proceeds $600,266,000	5.320%	07/01/2024	07/01/2024	600,000,000	600,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 09/26/2024 – 03/20/2025, and U.S. Treasury Notes, 0.375% – 5.000% due 12/31/2024 – 02/28/2029, valued at $1,530,000,008); expected proceeds $1,500,665,000	5.320%	07/01/2024	07/01/2024	$1,500,000,000	$1,500,000,000
Agreement with Fixed Income Clearing Corp., dated 06/28/2024 (collateralized by a U.S. Treasury Inflation Index Note, 2.500% due 01/15/2029, and U.S. Treasury Notes, 1.375% – 4.875% due 05/31/2026 – 05/15/2043, valued at $1,839,988,873); expected proceeds $1,800,801,000	5.340%	07/01/2024	07/01/2024	1,800,000,000	1,800,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/25/2024 (collateralized by a U.S. Treasury Bill, 0.000% due 10/03/2024, a U.S. Treasury Bond, 1.625% due 11/15/2050, , a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2026 and U.S. Treasury Notes, 0.375% – 4.250% due 09/30/2024 – 07/31/2027, valued at $204,000,005); expected proceeds $203,523,722 (c)	5.330%	07/22/2024	07/22/2024	200,000,000	200,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 1.125% – 3.000% due 01/15/2025 – 10/31/2025, and a U.S. Treasury Strip, 0.000% due 08/15/2026, valued at $459,000,045); expected proceeds $450,199,500	5.320%	07/01/2024	07/01/2024	450,000,000	450,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 3.125% due 05/15/2048, a U.S. Treasury Inflation Index Bond, 0.125% due 02/15/2052, U.S. Treasury Inflation Index Notes, 0.375% – 0.875% due 01/15/2026 – 01/15/2029, and U.S. Treasury Strips, 0.000% due 08/15/2024 – 08/15/2029, valued at $714,000,000); expected proceeds $700,310,333	5.320%	07/01/2024	07/01/2024	700,000,000	700,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bonds, 2.875% – 7.500% due 11/15/2024 – 08/15/2045, and U.S. Treasury Strips, 0.000% due 11/15/2024 – 02/15/2025, valued at $112,200,016); expected proceeds $110,114,003	5.330%	07/05/2024	07/05/2024	110,000,000	110,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/27/2024 (collateralized by U.S. Treasury Bills, 0.000% due 09/05/2024 – 06/12/2025, U.S. Treasury Bonds, 3.000% – 5.375% due 02/15/2031 – 08/15/2043, a U.S. Treasury Inflation Index Note, 2.375% due 10/15/2028 and U.S. Treasury Notes, 0.375% – 4.500% due 11/30/2024 – 02/15/2033, valued at $102,000,019); expected proceeds $100,089,000	5.340%	07/03/2024	07/03/2024	100,000,000	100,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 08/08/2024 – 06/12/2025, U.S. Treasury Bonds, 1.750% – 5.250% due 02/15/2029 – 08/15/2052, a U.S. Treasury Inflation Index Note, 2.375% due 10/15/2028 and U.S. Treasury Notes, 0.750% – 4.875% due 08/31/2024 – 05/15/2034, valued at $204,000,056); expected proceeds $200,088,667	5.320%	07/01/2024	07/01/2024	$200,000,000	$200,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 3.000% due 02/15/2048 and U.S. Treasury Notes, 2.625% – 4.125% due 07/31/2029 – 08/15/2032, valued at $708,900,064); expected proceeds $695,308,117	5.320%	07/01/2024	07/01/2024	695,000,000	695,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Note, 2.750% due 08/15/2032, valued at $255,000,055); expected proceeds $250,260,556	5.360%	07/01/2024	07/05/2024	250,000,000	250,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bonds, 1.375% – 6.000% due 02/15/2026 – 05/15/2053, a U.S. Treasury Inflation Index Bond, 0.125% due 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% – 2.375% due 07/15/2025 – 01/15/2031, and U.S. Treasury Notes, 0.250% – 5.342% due 07/31/2024 – 02/15/2034, valued at $510,000,027); expected proceeds $500,221,667	5.320%	07/01/2024	07/01/2024	500,000,000	500,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/28/2024 (collateralized by U.S. Treasury Notes, 0.250% – 6.625%, due 05/31/2025 – 11/15/2053, valued at $1,532,650,438); expected proceeds $1,500,665,000	5.320%	07/01/2024	07/01/2024	1,500,000,000	1,500,000,000
Agreement with National Australia Bank, Ltd., dated 06/28/2024 (collateralized by a U.S. Treasury Note, 0.000% due 05/15/2028, valued at $122,365,619); expected proceeds $120,053,100	5.310%	07/01/2024	07/01/2024	120,000,000	120,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 1.875% – 3.500% due 04/30/2028 – 05/15/2033, valued at $178,500,056); expected proceeds $175,182,049	5.350%	07/05/2024	07/05/2024	175,000,000	175,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 1.875% – 3.500% due 04/30/2028 – 05/15/2033, valued at $204,000,054); expected proceeds $200,089,000	5.340%	07/01/2024	07/01/2024	200,000,000	200,000,000
Agreement with Prudential Insurance Co., dated 06/28/2024 (collateralized by a U.S. Treasury Note, 1.750% – 4.000% due 05/15/2041 – 11/15/2052, and U.S. Treasury Strips, 0.000% due 11/15/2036 – 11/15/2037, valued at $106,716,134); expected proceeds $104,362,671	5.340%	07/01/2024	07/01/2024	104,316,250	104,316,250
Agreement with Prudential Insurance Co., dated 06/28/2024 (collateralized by U.S. Treasury Notes, 3.000%–4.500% due 11/15/2033 – 08/15/2052, and U.S. Treasury Strips, 0.000% due 02/15/2034 – 11/15/2041, valued at $168,789,008); expected proceeds $164,860,830	5.340%	07/01/2024	07/01/2024	164,787,500	164,787,500
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 10/22/2024, a U.S. Treasury Inflation Index Note, 2.125% due 04/15/2029 and U.S. Treasury Notes, 4.000% – 4.375% due 08/15/2026 – 06/30/2028, valued at $510,000,095); expected proceeds $500,221,250	5.310%	07/01/2024	07/01/2024	$500,000,000	$500,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/20/2024 (collateralized by U.S. Treasury Bonds, 3.000% – 3.125% due 02/15/2043 – 02/15/2048, valued at $168,300,016); expected proceeds $167,907,071 (c)	5.330%	07/17/2024	07/17/2024	165,000,000	165,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 05/01/2024 (collateralized by U.S. Treasury Bonds, 3.125% – 4.125% due 11/15/2042 – 08/15/2053, valued at $219,300,049); expected proceeds $217,875,625 (c)	5.350%	07/30/2024	07/30/2024	215,000,000	215,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/17/2024 (collateralized by U.S. Treasury Bonds, 2.250% – 2.375% due 05/15/2041 – 11/15/2049, valued at $51,000,067); expected proceeds $50,891,667 (c)	5.350%	10/15/2024	10/15/2024	50,000,000	50,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 3.125% due 02/15/2043, valued at $178,500,056); expected proceeds $175,181,028	5.320%	07/05/2024	07/05/2024	175,000,000	175,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 3.625% due 08/15/2043, valued at $107,100,075); expected proceeds $106,856,896 (c)	5.350%	10/25/2024	10/25/2024	105,000,000	105,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% due 07/15/2025 – 01/15/2027, and U.S. Treasury Notes, 2.375% – 4.500% due 03/31/2029 – 11/15/2033, valued at $586,500,094); expected proceeds $575,254,917	5.320%	07/01/2024	07/01/2024	575,000,000	575,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bonds, 1.875% – 4.000% due 11/15/2043 – 11/15/2052, a U.S. Treasury Inflation Index Bond, 1.750% due 01/15/2028, and U.S. Treasury Notes, 0.250% – 5.000% due 09/30/2025 – 11/15/2032, valued at $571,200,014); expected proceeds $560,247,800	5.310%	07/01/2024	07/01/2024	560,000,000	560,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 0.625% – 2.875% due 03/31/2027 – 05/15/2032, valued at $408,000,071); expected proceeds $400,177,333	5.320%	07/01/2024	07/01/2024	400,000,000	400,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with UBS Warburg and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 07/05/2024 – 02/20/2025, U.S. Treasury Bonds, 1.250% – 6.625% due 02/15/2027 – 08/15/2050, U.S. Treasury Inflation Index Bonds, 0.250% – 3.875% due 01/15/2025 – 02/15/2050, U.S. Treasury Inflation Index Notes, 0.125% – 1.625% due 07/15/2024 – 07/15/2033, U.S. Treasury Notes, 0.250% – 5.474% due 07/31/2024 – 11/15/2033, and U.S. Treasury Strips, 0.000% due 02/15/2025 – 11/15/2053, valued at $127,500,081); expected proceeds $125,055,521	5.330%	07/01/2024	07/01/2024	$125,000,000	$125,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 03/26/2024 (collateralized by U.S. Treasury Bonds, 1.375% – 5.000% due 05/15/2037 – 08/15/2050, valued at $155,189,067); expected proceeds $152,655,000 (c)	5.310%	07/24/2024	07/24/2024	150,000,000	150,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					19,531,103,750
TOTAL INVESTMENTS (d)(e)–92.6%					44,132,973,037
Other Assets in Excess of Liabilities —7.4%					3,521,584,707
NET ASSETS –100.0%					$47,654,557,744
(a)	When-issued security.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $1,385,000,000 or 2.9% of net assets as of June 30, 2024.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$24,601,869,287
Repurchase agreements, at value and amortized cost	19,531,103,750
Total Investments	44,132,973,037
Cash	4,070,295,915
Interest receivable — unaffiliated issuers	42,325,881
Other receivable	1,807,623
TOTAL ASSETS	48,247,402,456
LIABILITIES
Payable for investments purchased	589,650,773
Advisory and administrator fee payable	1,853,667
Custody, sub-administration and transfer agent fees payable	1,273,514
Trustees’ fees and expenses payable	6,857
Professional fees payable	37,737
Printing fees payable	6,847
Accrued expenses and other liabilities	15,317
TOTAL LIABILITIES	592,844,712
NET ASSETS	$47,654,557,744
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	1,213,457,434
EXPENSES
Advisory and administrator fee	11,269,587
Custodian, sub-administrator and transfer agent fees	1,352,576
Trustees’ fees and expenses	152,218
Professional fees	146,324
Printing and postage fees	25,544
Insurance expense	6,547
Miscellaneous expenses	46,243
TOTAL EXPENSES	12,999,039
NET INVESTMENT INCOME (LOSS)	$1,200,458,395
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(178,808)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,200,279,587
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,200,458,395	$1,870,955,642
Net realized gain (loss)	(178,808)	1,798
Net increase (decrease) in net assets resulting from operations	1,200,279,587	1,870,957,440
CAPITAL TRANSACTIONS
Contributions	89,014,419,937	149,191,392,523
Withdrawals	(88,674,073,949)	(148,635,513,106)
Net increase (decrease) in net assets from capital transactions	340,345,988	555,879,417
Net increase (decrease) in net assets during the period	1,540,625,575	2,426,836,857
Net assets at beginning of period	46,113,932,169	43,687,095,312
NET ASSETS AT END OF PERIOD	$47,654,557,744	$46,113,932,169
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total return (a)	2.64%	5.17%	1.65%	0.01%	0.46%	2.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$47,654,558	$46,113,932	$43,687,095	$27,061,311	$28,049,358	$23,834,935
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.06%	0.06%	0.07%
Net investment income (loss)	5.30%(b)	5.01%	1.91%	0.01%	0.41%	2.13%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it .
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2024, the Portfolio had invested in repurchase agreements with the gross values of $19,531,103,750 and associated collateral equal to $19,925,848,155.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2024.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
18

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio.  The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks.  The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions.  The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers.  Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund.  The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023.  For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
19

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Money Market Funds, Generally.  The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe.  The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
20

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
21

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Institutional Investment Trust
State Street Treasury Obligations Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$4,301,763,792
Receivable from Adviser	95,432
TOTAL ASSETS	4,301,859,224
LIABILITIES
Administration fees payable	160,103
Transfer agent fees payable	2,802
Registration and filing fees payable	47,720
Professional fees payable	13,820
Printing fees payable	24,865
Distribution payable	256
Accrued expenses and other liabilities	964
TOTAL LIABILITIES	250,530
NET ASSETS	$4,301,608,694
NET ASSETS CONSIST OF:
Paid-in capital	$4,301,686,592
Total distributable earnings (loss)	(77,898)
NET ASSETS	$4,301,608,694
NET ASSET VALUE PER SHARE
Net asset value, offering and redemption price per share	$1.00
Shares outstanding	4,301,686,592
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$103,001,825
Expenses allocated from affiliated Portfolio	(1,103,972)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	101,897,853
EXPENSES
Administration fees	957,145
Custodian fees	7,106
Trustees’ fees and expenses	10,492
Transfer agent fees	418
Registration and filing fees	13,764
Professional fees and expenses	14,015
Printing and postage fees	1,430
Insurance expense	8,653
Miscellaneous expenses	11,679
TOTAL EXPENSES	1,024,702
Expenses waived/reimbursed by the Adviser	(597,242)
NET EXPENSES	427,460
NET INVESTMENT INCOME (LOSS)	$101,470,393
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(13,310)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$101,457,083
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$101,470,393	$224,446,413
Net realized gain (loss)	(13,310)	292
Net increase (decrease) in net assets resulting from operations	101,457,083	224,446,705
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(101,403,035)	(224,261,135)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	7,020,010,725	6,354,147,182
Reinvestment of distributions	101,903,485	225,190,693
Cost of shares redeemed	(6,264,098,468)	(9,390,004,895)
Net increase (decrease) from share transactions	857,815,742	(2,810,667,020)
Net increase (decrease) in net assets during the period	857,869,790	(2,810,481,450)
Net assets at beginning of period	3,443,738,904	6,254,220,354
NET ASSETS AT END OF PERIOD	$4,301,608,694	$3,443,738,904
SHARES OF BENEFICIAL INTEREST:
Shares sold	7,020,010,725	6,354,147,182
Reinvestment of distributions	101,903,485	225,190,693
Shares redeemed	(6,264,098,468)	(9,390,004,895)
Net increase (decrease) from share transactions	857,815,742	(2,810,667,020)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0260	0.0498	0.0162	0.0002	0.0045	0.0213
Net realized and unrealized gain (loss)	—	0.0000(b)	—	(0.0001)	(0.0001)	(0.0000)(b)
Total from investment operations	0.0260	0.0498	0.0162	0.0001	0.0044	0.0213
Distributions to shareholders from:
Net investment income	(0.0260)	(0.0498)	(0.0162)	(0.0001)	(0.0044)	(0.0213)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.66%	5.10%	1.64%	0.02%	0.44%	2.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,301,609	$3,443,739	$6,254,220	$3,755,757	$2,753,990	$4,220,578
Ratios to average net assets:
Total expenses	0.11%(d)	0.11%	0.12%	0.12%	0.12%	0.12%
Net expenses	0.08%(d)	0.08%	0.08%	0.05%	0.08%	0.08%
Net investment income (loss)	5.27%(d)	4.93%	1.83%	0.02%	0.45%	2.13%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Commencement of Operations	Diversification Classification
State Street Treasury Obligations Money Market Fund	October 5, 2017	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (9.03% at June 30, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2024, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2025 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, and extraordinary expenses), exceed 0.10% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with approval of the Board. For the period ended June 30, 2024, the Adviser contractually waived fees in the amount of $214,384.
Additionally, the Adviser currently intends to voluntarily waive its advisory fee and/or to reimburse the Fund for expenses to the extent that the Fund’s total annual fund operating expenses exceed 0.08% of average daily net assets on an annual basis – this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the period ended June 30, 2024, the Adviser voluntarily waived expenses in the amount of $382,858.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2024 were $0.
As of June 30, 2024, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2024	$1,057,953
12/31/2025	$90,183
In addition, SSGA FM has agreed to waive up to the portion of the management fee and/or expenses attributable to the Fund's or Portfolio's acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund's or Portfolio's holdings in acquired funds for cash management purposes. This fee waiver and/or expense reimbursement may only be terminated with approval of the Fund’s Board of Trustees.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of (the "Internal Revenue Code") of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023,  SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2024, the cost of investments and other financial instruments for federal income tax purposes was substantially the same as cost for financial reporting purposes.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

6.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Funds were more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
7.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
8

STATE STREET INSTITUTIONAL  INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Obligations Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the :
o Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
9

STATE STREET INSTITUTIONAL  INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund's administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
10

STATE STREET INSTITUTIONAL  INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
11

STATE STREET INSTITUTIONAL  INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Treasury Obligations Money Market Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3- and 5-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Treasury Obligations Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
12

STATE STREET INSTITUTIONAL  INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
13

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Master Funds
State Street Treasury Plus Money Market Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—51.6%
U.S. Treasury Bills	2.626%	07/02/2024	07/02/2024	$138,000,000	$137,979,986
U.S. Treasury Bills	2.647%	07/02/2024	07/02/2024	46,600,000	46,593,243
U.S. Treasury Bills	2.649%	07/02/2024	07/02/2024	93,000,000	92,986,502
U.S. Treasury Bills	4.094%	07/05/2024	07/05/2024	10,300,000	10,294,226
U.S. Treasury Bills	4.228%	07/05/2024	07/05/2024	276,400,000	276,245,063
U.S. Treasury Bills	4.643%	07/11/2024	07/11/2024	291,150,000	290,743,199
U.S. Treasury Bills	4.647%	07/11/2024	07/11/2024	260,000,000	259,636,361
U.S. Treasury Bills	4.648%	07/11/2024	07/11/2024	258,000,000	257,639,087
U.S. Treasury Bills	4.693%	07/09/2024	07/09/2024	260,800,000	260,498,573
U.S. Treasury Bills	4.694%	07/09/2024	07/09/2024	86,900,000	86,799,534
U.S. Treasury Bills	4.696%	07/09/2024	07/09/2024	152,300,000	152,123,840
U.S. Treasury Bills	4.733%	07/11/2024	07/11/2024	26,000,000	25,962,964
U.S. Treasury Bills	4.735%	07/11/2024	07/11/2024	93,800,000	93,666,335
U.S. Treasury Bills	4.780%	07/18/2024	07/18/2024	265,600,000	264,975,397
U.S. Treasury Bills	4.781%	07/18/2024	07/18/2024	180,000,000	179,576,615
U.S. Treasury Bills	4.782%	07/18/2024	07/18/2024	53,000,000	52,875,299
U.S. Treasury Bills	4.785%	07/18/2024	07/18/2024	106,000,000	105,750,473
U.S. Treasury Bills	4.788%	01/23/2025	01/23/2025	12,600,000	12,266,898
U.S. Treasury Bills	4.823%	07/11/2024	07/11/2024	201,450,000	201,157,618
U.S. Treasury Bills	4.903%	07/25/2024	07/25/2024	168,700,000	168,135,417
U.S. Treasury Bills	4.905%	01/23/2025	01/23/2025	147,400,000	143,410,455
U.S. Treasury Bills	4.932%	08/01/2024	08/01/2024	193,500,000	192,666,875
U.S. Treasury Bills	4.958%	07/16/2024	07/16/2024	224,000,000	223,514,200
U.S. Treasury Bills	4.959%	07/16/2024	07/16/2024	128,000,000	127,722,347
U.S. Treasury Bills	4.960%	07/16/2024	07/16/2024	176,000,000	175,618,153
U.S. Treasury Bills	4.961%	07/16/2024	07/16/2024	70,000,000	69,848,115
U.S. Treasury Bills	4.963%	07/16/2024	07/16/2024	200,000,000	199,565,833
U.S. Treasury Bills	4.971%	11/29/2024	11/29/2024	245,750,000	240,766,156
U.S. Treasury Bills	4.999%	07/23/2024	07/23/2024	56,300,000	56,123,214
U.S. Treasury Bills	5.006%	08/08/2024	08/08/2024	272,200,000	270,751,896
U.S. Treasury Bills	5.008%	08/08/2024	08/08/2024	97,200,000	96,682,640
U.S. Treasury Bills	5.009%	08/08/2024	08/08/2024	194,400,000	193,365,176
U.S. Treasury Bills	5.011%	08/08/2024	08/08/2024	311,100,000	309,443,306
U.S. Treasury Bills	5.041%	08/08/2024	08/08/2024	18,700,000	18,599,825
U.S. Treasury Bills	5.042%	03/20/2025	03/20/2025	20,950,000	20,217,766
U.S. Treasury Bills	5.046%	08/08/2024	08/08/2024	146,400,000	145,614,971
U.S. Treasury Bills	5.051%	08/08/2024	08/08/2024	196,200,000	195,146,897
U.S. Treasury Bills	5.061%	07/23/2024	07/23/2024	231,900,000	231,162,081
U.S. Treasury Bills	5.069%	07/23/2024	07/23/2024	119,500,000	119,119,525
U.S. Treasury Bills	5.111%	08/22/2024	08/22/2024	475,000,000	471,500,833
U.S. Treasury Bills	5.123%	07/30/2024	07/30/2024	400,000,000	398,322,833
U.S. Treasury Bills	5.147%	09/05/2024	09/05/2024	250,000,000	247,660,208
U.S. Treasury Bills	5.154%	09/12/2024	09/12/2024	232,700,000	230,293,494
U.S. Treasury Bills	5.158%	08/29/2024	08/29/2024	358,600,000	355,585,071
U.S. Treasury Bills	5.158%	09/05/2024	09/05/2024	151,200,000	149,781,845
U.S. Treasury Bills	5.160%	08/29/2024	08/29/2024	145,000,000	143,780,437
U.S. Treasury Bills	5.162%	09/05/2024	09/05/2024	36,500,000	36,157,387
U.S. Treasury Bills	5.181%	09/26/2024	09/26/2024	425,000,000	419,756,740
U.S. Treasury Bills	5.214%	10/31/2024	10/31/2024	115,100,000	113,112,639
U.S. Treasury Bills	5.215%	08/13/2024	08/13/2024	350,000,000	347,813,569
U.S. Treasury Bills	5.215%	10/10/2024	10/10/2024	400,000,000	394,254,222
U.S. Treasury Bills	5.216%	10/31/2024	10/31/2024	91,900,000	90,312,440
U.S. Treasury Bills	5.219%	10/31/2024	10/31/2024	69,200,000	68,003,993
U.S. Treasury Bills	5.229%	08/06/2024	08/06/2024	875,000,000	870,386,563
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Bills	5.242%	10/31/2024	10/31/2024	$300,000,000	$294,792,125
U.S. Treasury Bills	5.247%	10/10/2024	10/10/2024	317,714,000	313,122,583
U.S. Treasury Bills	5.259%	09/10/2024	09/10/2024	425,000,000	420,611,214
U.S. Treasury Bills	5.262%	08/27/2024	08/27/2024	135,000,000	133,880,484
U.S. Treasury Bills	5.265%	08/27/2024	08/27/2024	265,000,000	262,801,383
U.S. Treasury Bills	5.268%	10/03/2024	10/03/2024	96,600,000	95,293,431
U.S. Treasury Bills	5.269%	10/03/2024	10/03/2024	96,600,000	95,293,179
U.S. Treasury Bills	5.274%	10/24/2024	10/24/2024	200,000,000	196,703,333
U.S. Treasury Bills	5.283%	09/03/2024	09/03/2024	124,800,000	123,636,864
U.S. Treasury Bills	5.284%	11/07/2024	11/07/2024	390,981,000	383,758,766
U.S. Treasury Bills	5.285%	09/03/2024	09/03/2024	250,190,000	247,857,117
U.S. Treasury Bills	5.287%	10/31/2024	10/31/2024	268,105,000	263,412,194
U.S. Treasury Bills	5.287%	11/07/2024	11/07/2024	110,000,000	107,967,085
U.S. Treasury Bills	5.288%	10/31/2024	10/31/2024	241,100,000	236,879,062
U.S. Treasury Bills	5.289%	10/31/2024	10/31/2024	115,700,000	113,673,852
U.S. Treasury Bills	5.290%	10/03/2024	10/03/2024	38,700,000	38,174,439
U.S. Treasury Bills	5.291%	10/03/2024	10/03/2024	96,600,000	95,287,756
U.S. Treasury Bills (a)	5.292%	10/29/2024	10/29/2024	219,900,000	216,108,533
U.S. Treasury Bills (a)	5.294%	10/29/2024	10/29/2024	104,710,000	102,904,094
U.S. Treasury Bills	5.295%	10/03/2024	10/03/2024	96,600,000	95,286,873
U.S. Treasury Bills	5.296%	09/17/2024	09/17/2024	523,310,000	517,380,026
U.S. Treasury Bills (a)	5.296%	10/29/2024	10/29/2024	275,390,000	270,638,146
U.S. Treasury Bills	5.297%	09/17/2024	09/17/2024	50,320,000	49,749,682
U.S. Treasury Bills	5.298%	09/17/2024	09/17/2024	26,370,000	26,071,041
U.S. Treasury Bills	5.302%	11/14/2024	11/14/2024	77,140,000	75,634,827
U.S. Treasury Bills	5.303%	11/14/2024	11/14/2024	522,140,000	511,949,916
U.S. Treasury Bills	5.304%	11/21/2024	11/21/2024	567,510,000	555,877,937
U.S. Treasury Bills	5.308%	10/08/2024	10/08/2024	100,000,000	98,566,700
U.S. Treasury Bills	5.309%	09/24/2024	09/24/2024	409,110,000	404,055,645
U.S. Treasury Bills	5.309%	11/21/2024	11/21/2024	32,490,000	31,823,418
U.S. Treasury Bills	5.310%	12/05/2024	12/05/2024	297,320,000	290,639,034
U.S. Treasury Bills	5.312%	09/24/2024	09/24/2024	265,890,000	262,603,489
U.S. Treasury Bills	5.313%	12/05/2024	12/05/2024	343,220,000	335,503,890
U.S. Treasury Bills	5.316%	11/21/2024	11/21/2024	19,690,000	19,285,560
U.S. Treasury Bills	5.317%	11/21/2024	11/21/2024	49,230,000	48,218,505
U.S. Treasury Bills	5.317%	12/26/2024	12/26/2024	271,660,000	264,755,912
U.S. Treasury Bills	5.318%	12/05/2024	12/05/2024	59,460,000	58,121,952
U.S. Treasury Bills	5.319%	10/08/2024	10/08/2024	469,690,000	462,947,125
U.S. Treasury Bills	5.319%	12/19/2024	12/19/2024	261,100,000	254,715,942
U.S. Treasury Bills	5.320%	10/15/2024	10/15/2024	14,530,000	14,306,888
U.S. Treasury Bills	5.320%	11/29/2024	11/29/2024	137,860,000	134,871,913
U.S. Treasury Bills	5.320%	12/26/2024	12/26/2024	168,430,000	164,147,363
U.S. Treasury Bills	5.321%	12/19/2024	12/19/2024	413,900,000	403,774,971
U.S. Treasury Bills	5.323%	11/29/2024	11/29/2024	243,220,000	237,945,707
U.S. Treasury Bills	5.323%	12/26/2024	12/26/2024	9,910,000	9,657,898
U.S. Treasury Bills	5.324%	10/01/2024	10/01/2024	172,300,000	169,993,812
U.S. Treasury Bills	5.325%	10/15/2024	10/15/2024	323,520,000	318,547,498
U.S. Treasury Bills	5.326%	10/08/2024	10/08/2024	100,000,000	98,561,750
U.S. Treasury Bills	5.327%	10/01/2024	10/01/2024	277,700,000	273,981,288
U.S. Treasury Bills	5.328%	10/08/2024	10/08/2024	405,310,000	399,486,202
U.S. Treasury Bills	5.328%	12/12/2024	12/12/2024	325,300,000	317,649,577
U.S. Treasury Bills	5.330%	10/15/2024	10/15/2024	246,960,000	243,160,589
U.S. Treasury Bills	5.330%	12/12/2024	12/12/2024	175,030,000	170,911,641
U.S. Treasury Bills	5.331%	10/08/2024	10/08/2024	75,000,000	73,920,281
U.S. Treasury Bills	5.331%	10/22/2024	10/22/2024	485,000,000	477,055,450
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.04% (b)	5.342%	06/29/2024	07/31/2024	$400,000,000	$399,982,049
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.14% (b)	5.445%	06/29/2024	10/31/2024	177,420,000	177,402,333
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (b)	5.455%	06/29/2024	04/30/2026	324,000,000	323,991,782
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (b)	5.475%	07/01/2024	10/31/2025	298,902,000	298,745,192
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.20% (b)	5.505%	06/29/2024	01/31/2025	135,850,000	135,850,000
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (b)	5.550%	06/29/2024	01/31/2026	187,238,000	187,247,062
U.S. Treasury Notes	0.250%	05/31/2025	05/31/2025	380,210,000	363,628,428
U.S. Treasury Notes	2.125%	05/15/2025	05/15/2025	76,150,000	74,165,594
U.S. Treasury Notes	2.750%	05/15/2025	05/15/2025	87,010,000	85,202,430
U.S. Treasury Notes	2.875%	04/30/2025	04/30/2025	82,500,000	80,936,047
U.S. Treasury Notes	3.875%	04/30/2025	04/30/2025	251,540,000	248,794,093
TOTAL TREASURY DEBT					24,601,869,287
TREASURY REPURCHASE AGREEMENTS—41.0%
Agreement with Australia and New Zealand Banking Group, dated 06/28/2024 (collateralized by U.S. Treasury Notes, 0.500% – 5.375% due 10/31/2026 – 02/15/2053, valued at $570,789,612); expected proceeds $560,249,200	5.340%	07/01/2024	07/01/2024	560,000,000	560,000,000
Agreement with Banco Santander and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 09/10/2024 – 03/20/2025, U.S. Treasury Bonds, 1.125% – 4.625% due 05/15/2040 – 05/15/2054, a U.S. Treasury Inflation Index Bond, 0.875% due 02/15/2047, U.S. Treasury Inflation Index Notes, 0.500% – 0.750% due 01/15/2028 – 07/15/2028, and U.S. Treasury Notes, 0.625% – 4.875% due 02/28/2025 – 05/15/2034, valued at $255,000,064); expected proceeds $250,110,625	5.310%	07/01/2024	07/01/2024	250,000,000	250,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 07/15/2025 – 01/15/2027, U.S. Treasury Notes, 0.250% – 3.000% due 01/15/2025 – 09/30/2025, and U.S. Treasury Strips, 0.000% due 05/15/2025 – 05/15/2052, valued at $649,740,011); expected proceeds $637,282,403	5.320%	07/01/2024	07/01/2024	637,000,000	637,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/12/2024 (collateralized by a U.S. Treasury Bond, 4.750% due 02/15/2041 and a U.S. Treasury Note, 2.625% due 07/31/2029, valued at $550,800,004); expected proceeds $542,398,500	5.330%	07/05/2024	07/05/2024	540,000,000	540,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 4.750% due 11/15/2043, valued at $45,900,024); expected proceeds $45,019,950	5.320%	07/01/2024	07/01/2024	45,000,000	45,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 04/11/2024 (collateralized by U.S. Treasury Bills, 0.000% due 07/16/2024 – 03/20/2025, U.S. Treasury Bonds, 1.125% – 6.875% due 08/15/2025 – 11/15/2052, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% – 1.625% due 10/15/2025 – 01/15/2030, U.S. Treasury Notes, 0.250% – 5.475% due 06/30/2024 – 09/30/2029, and U.S. Treasury Strips, 0.000% due 11/15/2024 – 11/15/2053, valued at $510,000,000); expected proceeds $509,139,583 (c)	5.350%	08/12/2024	08/12/2024	$500,000,000	$500,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 08/08/2024, U.S. Treasury Bonds, 3.875% – 6.875% due 08/15/2025 – 08/15/2040, U.S. Treasury Inflation Index Bonds, 2.000% – 2.125% due 01/15/2026 – 02/15/2041, U.S. Treasury Inflation Index Notes, 0.125% – 0.500% due 07/15/2024 – 01/15/2030, U.S. Treasury Notes, 0.375% – 4.875% due 07/31/2024 – 04/30/2029, and U.S. Treasury Strips, 0.000% due 02/15/2029 – 11/15/2052, valued at $525,300,038); expected proceeds $515,227,888	5.310%	07/01/2024	07/01/2024	515,000,000	515,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/07/2024 (collateralized by U.S. Treasury Bonds, 1.625% – 4.125% due 02/15/2042 – 08/15/2053, U.S. Treasury Inflation Index Bonds, 1.000% – 3.625% due 04/15/2028 – 02/15/2046, and U.S. Treasury Notes, 0.625% – 4.375% due 07/31/2026 – 02/15/2031, valued at $112,200,020); expected proceeds $110,504,869	5.330%	07/05/2024	07/05/2024	110,000,000	110,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 6.000% due 02/15/2026, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2026 and U.S. Treasury Notes, 0.500% – 5.455% due 02/15/2026 – 08/15/2026, valued at $3,172,785,590); expected proceeds $3,111,381,358	5.330%	07/01/2024	07/01/2024	3,110,000,000	3,110,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 0.875% – 4.000% due 09/30/2026 – 11/15/2031, valued at $586,500,105); expected proceeds $575,254,917	5.320%	07/01/2024	07/01/2024	575,000,000	575,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Note, 1.625% due 05/15/2031, valued at $300,132,503); expected proceeds $300,132,500	5.300%	07/01/2024	07/01/2024	300,000,000	300,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 09/05/2024, and U.S. Treasury Notes, 3.250% – 4.625% due 02/28/2026 – 06/30/2027, valued at $612,000,022); expected proceeds $600,266,000	5.320%	07/01/2024	07/01/2024	600,000,000	600,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 09/26/2024 – 03/20/2025, and U.S. Treasury Notes, 0.375% – 5.000% due 12/31/2024 – 02/28/2029, valued at $1,530,000,008); expected proceeds $1,500,665,000	5.320%	07/01/2024	07/01/2024	$1,500,000,000	$1,500,000,000
Agreement with Fixed Income Clearing Corp., dated 06/28/2024 (collateralized by a U.S. Treasury Inflation Index Note, 2.500% due 01/15/2029, and U.S. Treasury Notes, 1.375% – 4.875% due 05/31/2026 – 05/15/2043, valued at $1,839,988,873); expected proceeds $1,800,801,000	5.340%	07/01/2024	07/01/2024	1,800,000,000	1,800,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/25/2024 (collateralized by a U.S. Treasury Bill, 0.000% due 10/03/2024, a U.S. Treasury Bond, 1.625% due 11/15/2050, , a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2026 and U.S. Treasury Notes, 0.375% – 4.250% due 09/30/2024 – 07/31/2027, valued at $204,000,005); expected proceeds $203,523,722 (c)	5.330%	07/22/2024	07/22/2024	200,000,000	200,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 1.125% – 3.000% due 01/15/2025 – 10/31/2025, and a U.S. Treasury Strip, 0.000% due 08/15/2026, valued at $459,000,045); expected proceeds $450,199,500	5.320%	07/01/2024	07/01/2024	450,000,000	450,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 3.125% due 05/15/2048, a U.S. Treasury Inflation Index Bond, 0.125% due 02/15/2052, U.S. Treasury Inflation Index Notes, 0.375% – 0.875% due 01/15/2026 – 01/15/2029, and U.S. Treasury Strips, 0.000% due 08/15/2024 – 08/15/2029, valued at $714,000,000); expected proceeds $700,310,333	5.320%	07/01/2024	07/01/2024	700,000,000	700,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bonds, 2.875% – 7.500% due 11/15/2024 – 08/15/2045, and U.S. Treasury Strips, 0.000% due 11/15/2024 – 02/15/2025, valued at $112,200,016); expected proceeds $110,114,003	5.330%	07/05/2024	07/05/2024	110,000,000	110,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/27/2024 (collateralized by U.S. Treasury Bills, 0.000% due 09/05/2024 – 06/12/2025, U.S. Treasury Bonds, 3.000% – 5.375% due 02/15/2031 – 08/15/2043, a U.S. Treasury Inflation Index Note, 2.375% due 10/15/2028 and U.S. Treasury Notes, 0.375% – 4.500% due 11/30/2024 – 02/15/2033, valued at $102,000,019); expected proceeds $100,089,000	5.340%	07/03/2024	07/03/2024	100,000,000	100,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 08/08/2024 – 06/12/2025, U.S. Treasury Bonds, 1.750% – 5.250% due 02/15/2029 – 08/15/2052, a U.S. Treasury Inflation Index Note, 2.375% due 10/15/2028 and U.S. Treasury Notes, 0.750% – 4.875% due 08/31/2024 – 05/15/2034, valued at $204,000,056); expected proceeds $200,088,667	5.320%	07/01/2024	07/01/2024	$200,000,000	$200,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 3.000% due 02/15/2048 and U.S. Treasury Notes, 2.625% – 4.125% due 07/31/2029 – 08/15/2032, valued at $708,900,064); expected proceeds $695,308,117	5.320%	07/01/2024	07/01/2024	695,000,000	695,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Note, 2.750% due 08/15/2032, valued at $255,000,055); expected proceeds $250,260,556	5.360%	07/01/2024	07/05/2024	250,000,000	250,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bonds, 1.375% – 6.000% due 02/15/2026 – 05/15/2053, a U.S. Treasury Inflation Index Bond, 0.125% due 02/15/2051, U.S. Treasury Inflation Index Notes, 0.125% – 2.375% due 07/15/2025 – 01/15/2031, and U.S. Treasury Notes, 0.250% – 5.342% due 07/31/2024 – 02/15/2034, valued at $510,000,027); expected proceeds $500,221,667	5.320%	07/01/2024	07/01/2024	500,000,000	500,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/28/2024 (collateralized by U.S. Treasury Notes, 0.250% – 6.625%, due 05/31/2025 – 11/15/2053, valued at $1,532,650,438); expected proceeds $1,500,665,000	5.320%	07/01/2024	07/01/2024	1,500,000,000	1,500,000,000
Agreement with National Australia Bank, Ltd., dated 06/28/2024 (collateralized by a U.S. Treasury Note, 0.000% due 05/15/2028, valued at $122,365,619); expected proceeds $120,053,100	5.310%	07/01/2024	07/01/2024	120,000,000	120,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 1.875% – 3.500% due 04/30/2028 – 05/15/2033, valued at $178,500,056); expected proceeds $175,182,049	5.350%	07/05/2024	07/05/2024	175,000,000	175,000,000
Agreement with Norinchukin and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 1.875% – 3.500% due 04/30/2028 – 05/15/2033, valued at $204,000,054); expected proceeds $200,089,000	5.340%	07/01/2024	07/01/2024	200,000,000	200,000,000
Agreement with Prudential Insurance Co., dated 06/28/2024 (collateralized by a U.S. Treasury Note, 1.750% – 4.000% due 05/15/2041 – 11/15/2052, and U.S. Treasury Strips, 0.000% due 11/15/2036 – 11/15/2037, valued at $106,716,134); expected proceeds $104,362,671	5.340%	07/01/2024	07/01/2024	104,316,250	104,316,250
Agreement with Prudential Insurance Co., dated 06/28/2024 (collateralized by U.S. Treasury Notes, 3.000%–4.500% due 11/15/2033 – 08/15/2052, and U.S. Treasury Strips, 0.000% due 02/15/2034 – 11/15/2041, valued at $168,789,008); expected proceeds $164,860,830	5.340%	07/01/2024	07/01/2024	164,787,500	164,787,500
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 10/22/2024, a U.S. Treasury Inflation Index Note, 2.125% due 04/15/2029 and U.S. Treasury Notes, 4.000% – 4.375% due 08/15/2026 – 06/30/2028, valued at $510,000,095); expected proceeds $500,221,250	5.310%	07/01/2024	07/01/2024	$500,000,000	$500,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/20/2024 (collateralized by U.S. Treasury Bonds, 3.000% – 3.125% due 02/15/2043 – 02/15/2048, valued at $168,300,016); expected proceeds $167,907,071 (c)	5.330%	07/17/2024	07/17/2024	165,000,000	165,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 05/01/2024 (collateralized by U.S. Treasury Bonds, 3.125% – 4.125% due 11/15/2042 – 08/15/2053, valued at $219,300,049); expected proceeds $217,875,625 (c)	5.350%	07/30/2024	07/30/2024	215,000,000	215,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/17/2024 (collateralized by U.S. Treasury Bonds, 2.250% – 2.375% due 05/15/2041 – 11/15/2049, valued at $51,000,067); expected proceeds $50,891,667 (c)	5.350%	10/15/2024	10/15/2024	50,000,000	50,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 3.125% due 02/15/2043, valued at $178,500,056); expected proceeds $175,181,028	5.320%	07/05/2024	07/05/2024	175,000,000	175,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by a U.S. Treasury Bond, 3.625% due 08/15/2043, valued at $107,100,075); expected proceeds $106,856,896 (c)	5.350%	10/25/2024	10/25/2024	105,000,000	105,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% due 07/15/2025 – 01/15/2027, and U.S. Treasury Notes, 2.375% – 4.500% due 03/31/2029 – 11/15/2033, valued at $586,500,094); expected proceeds $575,254,917	5.320%	07/01/2024	07/01/2024	575,000,000	575,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bonds, 1.875% – 4.000% due 11/15/2043 – 11/15/2052, a U.S. Treasury Inflation Index Bond, 1.750% due 01/15/2028, and U.S. Treasury Notes, 0.250% – 5.000% due 09/30/2025 – 11/15/2032, valued at $571,200,014); expected proceeds $560,247,800	5.310%	07/01/2024	07/01/2024	560,000,000	560,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Notes, 0.625% – 2.875% due 03/31/2027 – 05/15/2032, valued at $408,000,071); expected proceeds $400,177,333	5.320%	07/01/2024	07/01/2024	400,000,000	400,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with UBS Warburg and Bank of New York Mellon (Tri-Party), dated 06/28/2024 (collateralized by U.S. Treasury Bills, 0.000% due 07/05/2024 – 02/20/2025, U.S. Treasury Bonds, 1.250% – 6.625% due 02/15/2027 – 08/15/2050, U.S. Treasury Inflation Index Bonds, 0.250% – 3.875% due 01/15/2025 – 02/15/2050, U.S. Treasury Inflation Index Notes, 0.125% – 1.625% due 07/15/2024 – 07/15/2033, U.S. Treasury Notes, 0.250% – 5.474% due 07/31/2024 – 11/15/2033, and U.S. Treasury Strips, 0.000% due 02/15/2025 – 11/15/2053, valued at $127,500,081); expected proceeds $125,055,521	5.330%	07/01/2024	07/01/2024	$125,000,000	$125,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 03/26/2024 (collateralized by U.S. Treasury Bonds, 1.375% – 5.000% due 05/15/2037 – 08/15/2050, valued at $155,189,067); expected proceeds $152,655,000 (c)	5.310%	07/24/2024	07/24/2024	150,000,000	150,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					19,531,103,750
TOTAL INVESTMENTS (d)(e)–92.6%					44,132,973,037
Other Assets in Excess of Liabilities —7.4%					3,521,584,707
NET ASSETS –100.0%					$47,654,557,744
(a)	When-issued security.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $1,385,000,000 or 2.9% of net assets as of June 30, 2024.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$24,601,869,287
Repurchase agreements, at value and amortized cost	19,531,103,750
Total Investments	44,132,973,037
Cash	4,070,295,915
Interest receivable — unaffiliated issuers	42,325,881
Other receivable	1,807,623
TOTAL ASSETS	48,247,402,456
LIABILITIES
Payable for investments purchased	589,650,773
Advisory and administrator fee payable	1,853,667
Custody, sub-administration and transfer agent fees payable	1,273,514
Trustees’ fees and expenses payable	6,857
Professional fees payable	37,737
Printing fees payable	6,847
Accrued expenses and other liabilities	15,317
TOTAL LIABILITIES	592,844,712
NET ASSETS	$47,654,557,744
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	1,213,457,434
EXPENSES
Advisory and administrator fee	11,269,587
Custodian, sub-administrator and transfer agent fees	1,352,576
Trustees’ fees and expenses	152,218
Professional fees	146,324
Printing and postage fees	25,544
Insurance expense	6,547
Miscellaneous expenses	46,243
TOTAL EXPENSES	12,999,039
NET INVESTMENT INCOME (LOSS)	$1,200,458,395
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(178,808)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,200,279,587
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,200,458,395	$1,870,955,642
Net realized gain (loss)	(178,808)	1,798
Net increase (decrease) in net assets resulting from operations	1,200,279,587	1,870,957,440
CAPITAL TRANSACTIONS
Contributions	89,014,419,937	149,191,392,523
Withdrawals	(88,674,073,949)	(148,635,513,106)
Net increase (decrease) in net assets from capital transactions	340,345,988	555,879,417
Net increase (decrease) in net assets during the period	1,540,625,575	2,426,836,857
Net assets at beginning of period	46,113,932,169	43,687,095,312
NET ASSETS AT END OF PERIOD	$47,654,557,744	$46,113,932,169
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total return (a)	2.64%	5.17%	1.65%	0.01%	0.46%	2.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$47,654,558	$46,113,932	$43,687,095	$27,061,311	$28,049,358	$23,834,935
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.06%	0.06%	0.07%
Net investment income (loss)	5.30%(b)	5.01%	1.91%	0.01%	0.41%	2.13%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2024, the Portfolio had invested in repurchase agreements with the gross values of $19,531,103,750 and associated collateral equal to $19,925,848,155.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2024.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
18

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio.  The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks.  The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions.  The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers.  Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund.  The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023.  For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Money Market Funds, Generally.  The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe.  The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
20

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
21

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Institutional Investment Trust
State Street Aggregate Bond Index Fund
State Street Global All Cap Equity ex-U.S. Index Fund
State Street Small/Mid Cap Equity Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex-U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value*	$872,229,657	$1,663,361,710	$569,815,646
Receivable for investments sold	—	3,775,940	5,291,989
Receivable for fund shares sold	7,263,603	533,790	814,540
Receivable from Adviser	84,132	247,288	37,301
TOTAL ASSETS	879,577,392	1,667,918,728	575,959,476
LIABILITIES
Payable for investments purchased	4,407,205	—	—
Payable for fund shares repurchased	2,851,148	4,304,480	6,101,279
Advisory fee payable	17,794	81,125	13,936
Custodian fees payable	17,996	17,980	17,976
Administration fees payable	35,589	67,605	23,229
Distribution fees payable	2,759	3,139	6,925
Trustees’ fees and expenses payable	51	51	51
Transfer agent fees payable	19,174	16,593	11,186
Sub-transfer agent fee payable	94,547	12,123	95,224
Registration and filing fees payable	443	66	3,255
Professional fees payable	21,283	508	20,973
Printing and postage fees payable	4,679	8,156	2,717
Accrued expenses and other liabilities	103	225,978	114
TOTAL LIABILITIES	7,472,771	4,737,804	6,296,865
NET ASSETS	$872,104,621	$1,663,180,924	$569,662,611
NET ASSETS CONSIST OF:
Paid-in capital	$985,461,181	$1,555,715,626	$578,337,798
Total distributable earnings (loss)	(113,356,560)	107,465,298	(8,675,187)
NET ASSETS	$872,104,621	$1,663,180,924	$569,662,611
Class A
Net Assets	$13,354,718	$15,452,308	$35,395,891
Shares Outstanding	156,848	144,908	129,803
Net asset value, offering and redemption price per share	$85.14	$106.64	$272.69
Maximum sales charge	3.75%	5.25%	5.25%
Maximum offering price per share	$88.46	$112.55	$287.80
Class I
Net Assets	$7,736,732	$5,268,345	$7,762,558
Shares Outstanding	91,116	49,281	28,428
Net asset value, offering and redemption price per share	$84.91	$106.90	$273.06
Class K
Net Assets	$851,013,171	$1,642,460,271	$526,504,162
Shares Outstanding	10,023,799	15,332,727	1,926,288
Net asset value, offering and redemption price per share	$84.90	$107.12	$273.33
COST OF INVESTMENTS:
*Investment in corresponding affiliated Portfolio, at cost	$931,167,554	$1,568,180,757	$574,661,352
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
INVESTMENT INCOME
Dividend income from corresponding affiliated Portfolio	$12,533,191	$—	$—
EXPENSES
Advisory fee	104,188	455,849	82,451
Administration fees	208,377	379,874	137,419
Sub-transfer agent fee
Class A	10,990	14,572	26,637
Class I	10,097	542	7,000
Distribution fees
Class A	17,224	18,215	42,094
Custodian fees	18,053	18,035	18,044
Trustees’ fees and expenses	10,551	10,551	10,551
Transfer agent fees	81,957	68,668	28,344
Registration and filing fees	30,673	36,692	30,913
Professional fees and expenses	12,743	17,690	12,021
Printing and postage fees	5,977	10,282	3,486
Insurance expense	1,236	2,193	771
Miscellaneous expenses	3,538	478,605	2,906
TOTAL EXPENSES	515,604	1,511,768	402,637
Expenses waived/reimbursed by the Adviser	(455,622)	(1,274,066)	(257,097)
NET EXPENSES	59,982	237,702	145,540
NET INVESTMENT INCOME (LOSS)	$12,473,209	$(237,702)	$(145,540)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	(10,357,267)	11,511,110	(2,173,934)
Net change in unrealized appreciation/depreciation on:
Investments in corresponding affiliated Portfolio	(7,059,056)	64,993,164	22,616,088
NET REALIZED AND UNREALIZED GAIN (LOSS)	(17,416,323)	76,504,274	20,442,154
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(4,943,114)	$76,266,572	$20,296,614
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex-U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,473,209	$23,979,571	$(237,702)	$41,986,854	$(145,540)	$7,204,223
Net realized gain (loss)	(10,357,267)	(17,530,365)	11,511,110	6,733,496	(2,173,934)	2,045,512
Net change in unrealized appreciation/depreciation	(7,059,056)	33,768,446	64,993,164	138,437,346	22,616,088	95,136,555
Net increase (decrease) in net assets resulting from operations	(4,943,114)	40,217,652	76,266,572	187,157,696	20,296,614	104,386,290
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(179,332)	(421,890)	—	(349,625)	—	(665,443)
Class I	(165,592)	(272,176)	—	(148,261)	—	(221,158)
Class K	(12,131,411)	(23,275,760)	—	(41,962,414)	—	(11,843,375)
Total distributions to shareholders	(12,476,335)	(23,969,826)	—	(42,460,300)	—	(12,729,976)
Class A	—	—	—	—	—	(19,582)
Class I	—	—	—	—	—	(7,048)
Class K	—	—	—	—	—	(396,426)
Total Return of Capital	—	—	—	—	—	(423,056)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	1,036,379	4,545,461	1,852,109	3,589,092	5,386,987	4,588,619
Reinvestment of distributions	150,180	351,669	—	349,625	—	673,328
Cost of shares redeemed	(2,372,607)	(4,767,109)	(1,157,177)	(3,233,416)	(4,274,208)	(7,834,108)
Net increase (decrease) from capital share transactions	(1,186,048)	130,021	694,932	705,301	1,112,779	(2,572,161)
Class I
Proceeds from sale of shares sold	1,160,882	10,473,288	5,213	7,700,015	1,358,679	2,527,565
Reinvestment of distributions	71,201	97,543	—	148,261	—	228,206
Cost of shares redeemed	(5,810,717)	(5,232,306)	(210,962)	(3,542,437)	(3,856,026)	(2,669,629)
Net increase (decrease) from capital share transactions	(4,578,634)	5,338,525	(205,749)	4,305,839	(2,497,347)	86,142
Class K
Proceeds from sale of shares sold	181,153,056	345,446,504	268,460,170	354,976,580	60,441,825	143,304,888
Reinvestment of distributions	11,865,018	22,851,365	—	40,157,645	—	11,746,241
Cost of shares redeemed	(114,748,807)	(182,273,085)	(152,921,148)	(211,766,132)	(42,037,699)	(78,864,762)
Net increase (decrease) from capital share transactions	78,269,267	186,024,784	115,539,022	183,368,093	18,404,126	76,186,367
Net increase (decrease) in net assets from beneficial interest transactions	72,504,585	191,493,330	116,028,205	188,379,233	17,019,558	73,700,348
Net increase (decrease) in net assets during the period	55,085,136	207,741,156	192,294,777	333,076,629	37,316,172	164,933,606
Net assets at beginning of period	817,019,485	609,278,329	1,470,886,147	1,137,809,518	532,346,439	367,412,833
NET ASSETS AT END OF PERIOD	$872,104,621	$817,019,485	$1,663,180,924	$1,470,886,147	$569,662,611	$532,346,439
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	12,178	53,192	17,703	37,030	20,159	19,562
Reinvestment of distributions	1,766	4,140	—	3,496	—	2,532
Shares redeemed	(27,822)	(55,787)	(11,030)	(33,345)	(15,949)	(33,342)
Net increase (decrease) from share transactions	(13,878)	1,545	6,673	7,181	4,210	(11,248)
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex-U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
Class I
Shares sold	13,651	124,727	50	77,387	5,102	11,109
Reinvestment of distributions	840	1,165	—	1,482	—	858
Shares redeemed	(68,507)	(61,759)	(2,024)	(36,331)	(14,352)	(11,649)
Net increase (decrease) from share transactions	$(54,016)	$64,133	$(1,974)	$42,538	$(9,250)	$318
Class K
Shares sold	2,131,946	4,047,736	2,532,912	3,637,379	224,423	619,672
Reinvestment of distributions	139,933	269,746	—	400,575	—	44,155
Shares redeemed	(1,351,879)	(2,147,611)	(1,474,068)	(2,185,809)	(156,404)	(334,567)
Net increase (decrease) from share transactions	920,000	2,169,871	1,058,844	1,852,145	68,019	329,260
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$86.99	$85.06	$100.32	$105.53	$101.10	$95.50
Income (loss) from investment operations:
Net investment income (loss) (b)	1.10	2.37	1.79	1.45	2.18	3.40
Net realized and unrealized gain (loss)	(1.84)	1.91	(15.40)	(3.79)	5.10	4.40
Total from investment operations	(0.74)	4.28	(13.61)	(2.34)	7.28	7.80
Contribution from affiliates	—	—	0.06	—	—	—
Distributions to shareholders from:
Net investment income	(1.11)	(2.35)	(1.70)	(1.44)	(2.06)	(2.20)
Net realized gains	—	(0.00)(c)	(0.01)	(1.43)	(0.79)	—
Total distributions	(1.11)	(2.35)	(1.71)	(2.87)	(2.85)	(2.20)
Net asset value, end of period	$85.14	$86.99	$85.06	$100.32	$105.53	$101.10
Total return (d)	(0.85)%	5.14%	(13.57)%(e)	(2.22)%	7.25%	8.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,355	$14,851	$14,390	$10,742	$11,200	$19,325
Ratios to Average Net Assets:
Total expenses (f)	0.52%(g)	0.57%	0.58%	0.58%	0.66%	0.68%
Net expenses (f)	0.41%(g)	0.45%	0.45%	0.47%	0.48%	0.48%
Net investment income (loss)	2.59%(g)	2.78%	2.01%	1.41%	2.08%	3.45%
Portfolio turnover rate (h)	9%(i)	14%	21%	21%	37%	69%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (13.63)%.
(f)	Ratio does not include the expenses of the corresponding Portfolio.
(g)	Annualized.
(h)	Portfolio turnover rate is from the corresponding Portfolio.
(i)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$86.73	$84.81	$100.03	$105.23	$100.80	$95.50
Income (loss) from investment operations:
Net investment income (loss) (b)	1.29	2.79	1.94	1.69	2.38	2.70
Net realized and unrealized gain (loss)	(1.91)	1.69	(15.29)	(3.77)	5.20	5.40
Total from investment operations	(0.62)	4.48	(13.35)	(2.08)	7.58	8.10
Contribution from affiliates	—	—	0.06	—	—	—
Distributions to shareholders from:
Net investment income	(1.20)	(2.56)	(1.92)	(1.69)	(2.36)	(2.80)
Net realized gains	—	(0.00)(c)	(0.01)	(1.43)	(0.79)	—
Total distributions	(1.20)	(2.56)	(1.93)	(3.12)	(3.15)	(2.80)
Net asset value, end of period	$84.91	$86.73	$84.81	$100.03	$105.23	$100.80
Total return (d)	(0.71)%	5.40%	(13.36)%(e)	(1.97)%	7.57%	8.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,737	$12,588	$6,870	$7,160	$8,073	$7,273
Ratios to Average Net Assets:
Total expenses (f)	0.28%(g)	0.32%	0.33%	0.33%	0.41%	0.32%
Net expenses (f)	0.17%(g)	0.20%	0.20%	0.22%	0.23%	0.12%
Net investment income (loss)	3.04%(g)	3.31%	2.16%	1.65%	2.27%	2.73%
Portfolio turnover rate (h)	9%(i)	14%	21%	21%	37%	69%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (13.42)%.
(f)	Ratio does not include the expenses of the corresponding Portfolio.
(g)	Annualized.
(h)	Portfolio turnover rate is from the corresponding Portfolio.
(i)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$86.73	$84.80	$100.01	$105.20	$100.80	$95.50
Income (loss) from investment operations:
Net investment income (loss) (b)	1.27	2.77	2.13	1.92	2.59	2.90
Net realized and unrealized gain (loss)	(1.83)	1.88	(15.30)	(3.79)	5.20	5.20
Total from investment operations	(0.56)	4.65	(13.17)	(1.87)	7.79	8.10
Contribution from affiliates	—	—	0.06	—	—	—
Distributions to shareholders from:
Net investment income	(1.27)	(2.72)	(2.09)	(1.89)	(2.60)	(2.80)
Net realized gains	—	(0.00)(c)	(0.01)	(1.43)	(0.79)	—
Total distributions	(1.27)	(2.72)	(2.10)	(3.32)	(3.39)	(2.80)
Net asset value, end of period	$84.90	$86.73	$84.80	$100.01	$105.20	$100.80
Total return (d)	(0.64)%	5.61%	(13.19)%(e)	(1.77)%	7.79%	8.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$851,013	$789,581	$588,019	$621,039	$362,294	$210,489
Ratios to Average Net Assets:
Total expenses (f)	0.11%(g)	0.12%	0.13%	0.13%	0.21%	0.23%
Net expenses (f)	0.00%(g)(h)	0.00%(h)	0.00%(h)	0.02%	0.03%	0.03%
Net investment income (loss)	3.00%(g)	3.26%	2.38%	1.88%	2.47%	2.94%
Portfolio turnover rate (i)	9%(j)	14%	21%	21%	37%	69%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (13.25)%.
(f)	Ratio does not include the expenses of the corresponding Portfolio.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate is from the corresponding Portfolio.
(j)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$101.47	$90.38	$111.26	$107.01	$98.00	$84.60
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.25)	2.53	1.73	2.53	1.63	3.20
Net realized and unrealized gain (loss)	5.42	11.13	(20.44)	5.89	8.74	14.50
Total from investment operations	5.17	13.66	(18.71)	8.42	10.37	17.70
Distributions to shareholders from:
Net investment income	—	(2.51)	(1.76)	(2.40)	(1.34)	(2.50)
Net realized gains	—	(0.06)	(0.41)	(1.77)	(0.02)	(1.80)
Total distributions	—	(2.57)	(2.17)	(4.17)	(1.36)	(4.30)
Net asset value, end of period	$106.64	$101.47	$90.38	$111.26	$107.01	$98.00
Total return (c)	5.10%	15.15%	(16.83)%	7.88%	10.47%	21.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,452	$14,026	$11,845	$12,507	$9,413	$7,104
Ratios to Average Net Assets:
Total expenses (d)	0.64%(e)	0.64%	0.63%	0.63%	0.70%	0.71%
Net expenses (d)	0.48%(e)	0.47%	0.47%	0.46%	0.46%	0.45%
Net investment income (loss)	(0.48)%(e)	2.61%	1.82%	2.21%	1.79%	3.44%
Portfolio turnover rate (f)	1%(g)	1%	2%	2%	2%	28%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$101.51	$90.44	$111.37	$107.12	$98.10	$84.60
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.02)	6.17	2.11	2.87	1.26	2.70
Net realized and unrealized gain (loss)	5.41	7.88	(20.57)	5.91	9.44	15.40
Total from investment operations	5.39	14.05	(18.46)	8.78	10.70	18.10
Distributions to shareholders from:
Net investment income	—	(2.92)	(2.06)	(2.76)	(1.66)	(2.80)
Net realized gains	—	(0.06)	(0.41)	(1.77)	(0.02)	(1.80)
Total distributions	—	(2.98)	(2.47)	(4.53)	(1.68)	(4.60)
Net asset value, end of period	$106.90	$101.51	$90.44	$111.37	$107.12	$98.10
Total return (c)	5.31%	15.58%	(16.58)%	8.21%	10.91%	21.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,268	$5,203	$788	$676	$419	$739
Ratios to Average Net Assets:
Total expenses (d)	0.22%(e)	0.24%	0.33%	0.32%	0.40%	0.38%
Net expenses (d)	0.05%(e)	0.07%	0.17%	0.16%	0.16%	0.12%
Net investment income (loss)	(0.05)%(e)	6.38%	2.23%	2.50%	1.37%	2.90%
Portfolio turnover rate (f)	1%(g)	1%	2%	2%	2%	28%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$101.70	$90.58	$111.50	$107.24	$98.20	$84.70
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.01)	3.15	2.23	3.41	2.49	2.90
Net realized and unrealized gain (loss)	5.43	11.00	(20.57)	5.54	8.40	15.40
Total from investment operations	5.42	14.15	(18.34)	8.95	10.89	18.30
Distributions to shareholders from:
Net investment income	—	(2.97)	(2.17)	(2.92)	(1.83)	(3.00)
Net realized gains	—	(0.06)	(0.41)	(1.77)	(0.02)	(1.80)
Total distributions	—	(3.03)	(2.58)	(4.69)	(1.85)	(4.80)
Net asset value, end of period	$107.12	$101.70	$90.58	$111.50	$107.24	$98.20
Total return (c)	5.33%	15.67%	(16.45)%	8.36%	11.08%	21.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,642,460	$1,451,657	$1,125,177	$1,136,787	$795,026	$423,417
Ratios to Average Net Assets:
Total expenses (d)	0.19%(e)	0.19%	0.18%	0.18%	0.25%	0.27%
Net expenses (d)	0.02%(e)	0.02%	0.02%	0.01%	0.01%	0.01%
Net investment income (loss)	(0.03)%(e)	3.24%	2.35%	2.97%	2.70%	3.12%
Portfolio turnover rate (f)	1%(g)	1%	2%	2%	2%	28%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$263.26	$215.67	$338.94	$330.61	$253.40	$209.40
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.58)	2.47	2.63	10.39	2.82	4.40
Net realized and unrealized gain (loss)	10.01	50.64	(90.34)	29.12	77.73	53.00
Total from investment operations	9.43	53.11	(87.71)	39.51	80.55	57.40
Contribution from affiliates	—	—	0.17	—	—	—
Distributions to shareholders from:
Net investment income	—	(3.02)	(2.60)	(10.62)	(0.71)	(4.60)
Net realized gains	—	(2.34)	(33.13)	(20.56)	(2.63)	(8.80)
Return of capital	—	(0.16)	—	—	—	—
Total distributions	—	(5.52)	(35.73)	(31.18)	(3.34)	(13.40)
Net asset value, end of period	$272.69	$263.26	$215.67	$338.94	$330.61	$253.40
Total return (c)	3.58%	24.60%	(25.74)%(d)	11.95%	31.79%	27.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$35,396	$33,064	$29,512	$44,290	$25,877	$22,037
Ratios to Average Net Assets:
Total expenses (e)	0.53%(f)	0.58%	0.59%	0.60%	0.69%	0.79%
Net expenses (e)	0.43%(f)	0.47%	0.47%	0.49%	0.50%	0.49%
Net investment income (loss)	(0.43)%(f)	1.05%	0.95%	2.82%	1.12%	1.76%
Portfolio turnover rate (g)	9%(h)	24%	19%	28%	52%	51%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made a contribution during the year ended December 31, 2022, the total return would have been (25.80)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$263.30	$215.69	$338.99	$330.66	$253.40	$209.60
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.25)	3.24	3.58	9.73	3.20	3.80
Net realized and unrealized gain (loss)	10.01	50.56	(90.69)	30.71	78.24	54.40
Total from investment operations	9.76	53.80	(87.11)	40.44	81.44	58.20
Contribution from affiliates	—	—	0.17	—	—	—
Distributions to shareholders from:
Net investment income	—	(3.66)	(3.23)	(11.55)	(1.55)	(5.60)
Net realized gains	—	(2.34)	(33.13)	(20.56)	(2.63)	(8.80)
Return of capital	—	(0.19)	—	—	—	—
Total distributions	—	(6.19)	(36.36)	(32.11)	(4.18)	(14.40)
Net asset value, end of period	$273.06	$263.30	$215.69	$338.99	$330.66	$253.40
Total return (c)	3.71%	24.92%	(25.56)%(d)	12.22%	32.15%	27.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,763	$9,921	$8,058	$11,663	$7,400	$6,312
Ratios to Average Net Assets:
Total expenses (e)	0.28%(f)	0.33%	0.34%	0.35%	0.44%	0.46%
Net expenses (e)	0.19%(f)	0.22%	0.22%	0.24%	0.25%	0.17%
Net investment income (loss)	(0.19)%(f)	1.37%	1.31%	2.65%	1.28%	1.58%
Portfolio turnover rate (g)	9%(h)	24%	19%	28%	52%	51%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made a contribution during the year ended December 31, 2022, the total return would have been (25.62)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$263.34	$215.72	$339.03	$330.71	$253.40	$209.60
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.03)	3.97	4.39	12.44	7.44	5.40
Net realized and unrealized gain (loss)	10.02	50.38	(91.00)	28.74	74.73	53.00
Total from investment operations	9.99	54.35	(86.61)	41.18	82.17	58.40
Contribution from affiliates	—	—	0.17	—	—	—
Distributions to shareholders from:
Net investment income	—	(4.17)	(3.74)	(12.30)	(2.23)	(5.80)
Net realized gains	—	(2.34)	(33.13)	(20.56)	(2.63)	(8.80)
Return of capital	—	(0.22)	—	—	—	—
Total distributions	—	(6.73)	(36.87)	(32.86)	(4.86)	(14.60)
Net asset value, end of period	$273.33	$263.34	$215.72	$339.03	$330.71	$253.40
Total return (c)	3.79%	25.17%	(25.41)%(d)	12.45%	32.44%	27.84%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$526,504	$489,362	$329,843	$354,408	$216,700	$77,885
Ratios to Average Net Assets:
Total expenses (e)	0.12%(f)	0.13%	0.14%	0.15%	0.24%	0.34%
Net expenses (e)	0.02%(f)	0.02%	0.02%	0.04%	0.05%	0.05%
Net investment income (loss)	(0.03)%(f)	1.68%	1.60%	3.38%	2.91%	2.17%
Portfolio turnover rate (g)	9%(h)	24%	19%	28%	52%	51%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made a contribution during the year ended December 31, 2022, the total return would have been (25.47)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 24.9%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031 (b)	$100,000	$83,465
3.38%, 3/1/2041	70,000	51,233
4.65%, 10/1/2028	10,000	9,776
5.38%, 6/15/2033	140,000	138,078
5.40%, 10/1/2048	25,000	23,117
Omnicom Group, Inc.:
2.45%, 4/30/2030	100,000	86,157
2.60%, 8/1/2031 (b)	200,000	168,542
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	96,771
		657,139
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.20%, 2/4/2026	1,400,000	1,316,854
2.60%, 10/30/2025	35,000	33,468
2.75%, 2/1/2026	550,000	522,285
2.95%, 2/1/2030	50,000	42,844
3.25%, 2/1/2028	50,000	45,790
3.25%, 3/1/2028	25,000	22,775
3.38%, 6/15/2046	25,000	15,928
3.50%, 3/1/2039	250,000	177,362
3.55%, 3/1/2038	165,000	119,510
3.63%, 2/1/2031 (b)	30,000	26,255
3.65%, 3/1/2047	100,000	65,129
3.75%, 2/1/2050 (b)	50,000	32,806
3.83%, 3/1/2059	250,000	158,202
5.04%, 5/1/2027	150,000	146,709
5.15%, 5/1/2030	1,200,000	1,152,072
5.71%, 5/1/2040	150,000	138,504
5.81%, 5/1/2050	200,000	180,574
5.93%, 5/1/2060	150,000	134,200
6.26%, 5/1/2027 (c)	35,000	35,254
6.30%, 5/1/2029 (c)	125,000	126,754
6.39%, 5/1/2031 (c)	55,000	55,985
6.53%, 5/1/2034 (c)	80,000	81,900
6.86%, 5/1/2054 (c)	45,000	46,138
7.01%, 5/1/2064 (c)	75,000	76,811
General Dynamics Corp.:
1.15%, 6/1/2026	35,000	32,535
2.25%, 6/1/2031 (b)	45,000	38,043
2.85%, 6/1/2041	790,000	568,279
3.63%, 4/1/2030	100,000	93,736
4.25%, 4/1/2050	60,000	50,533
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	13,379
3.85%, 12/15/2026	50,000	48,333
4.40%, 6/15/2028	100,000	97,056
5.35%, 6/1/2034	800,000	794,144
5.40%, 7/31/2033	250,000	249,155
Security Description	Principal Amount	Value
5.60%, 7/31/2053	$75,000	$74,311
Lockheed Martin Corp.:
1.85%, 6/15/2030	395,000	332,764
2.80%, 6/15/2050	400,000	254,344
3.55%, 1/15/2026	50,000	48,782
3.60%, 3/1/2035	50,000	43,812
3.90%, 6/15/2032	70,000	65,282
4.15%, 6/15/2053	500,000	404,220
4.70%, 5/15/2046	110,000	99,006
5.25%, 1/15/2033 (b)	500,000	508,405
5.70%, 11/15/2054	500,000	514,075
5.90%, 11/15/2063	500,000	525,555
Northrop Grumman Corp.:
3.25%, 1/15/2028	150,000	141,252
4.03%, 10/15/2047	100,000	79,096
4.70%, 3/15/2033	205,000	197,878
4.75%, 6/1/2043	25,000	22,406
4.95%, 3/15/2053	515,000	464,180
5.20%, 6/1/2054	750,000	701,932
RTX Corp.:
1.90%, 9/1/2031	125,000	100,266
2.25%, 7/1/2030	700,000	597,303
2.38%, 3/15/2032	750,000	614,572
2.82%, 9/1/2051	200,000	121,680
3.13%, 5/4/2027	200,000	189,656
3.13%, 7/1/2050	200,000	131,364
3.50%, 3/15/2027	136,000	130,374
4.13%, 11/16/2028	60,000	57,785
4.35%, 4/15/2047	450,000	370,557
4.45%, 11/16/2038	20,000	17,699
4.50%, 6/1/2042	100,000	86,762
4.63%, 11/16/2048	35,000	30,042
5.38%, 2/27/2053	600,000	569,748
5.75%, 11/8/2026	350,000	353,752
6.00%, 3/15/2031	350,000	365,151
		14,953,313
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	250,000	202,045
3.40%, 2/4/2041	550,000	395,912
3.88%, 9/16/2046	100,000	72,039
4.40%, 2/14/2026	117,000	115,107
4.45%, 5/6/2050	500,000	383,765
4.50%, 5/2/2043	25,000	20,541
4.80%, 2/14/2029	40,000	39,342
5.80%, 2/14/2039	285,000	284,789
5.95%, 2/14/2049	75,000	73,566
6.20%, 11/1/2028	500,000	518,275
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032	115,000	98,350
3.25%, 3/27/2030	250,000	227,655
BAT Capital Corp.:
2.26%, 3/25/2028	525,000	470,300
2.73%, 3/25/2031	50,000	42,212
3.22%, 9/6/2026	100,000	95,442

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.46%, 9/6/2029	$100,000	$91,116
3.56%, 8/15/2027	100,000	94,956
3.98%, 9/25/2050 (b)	250,000	175,977
4.39%, 8/15/2037	100,000	84,369
4.54%, 8/15/2047	105,000	80,672
4.70%, 4/2/2027	250,000	246,107
4.76%, 9/6/2049	100,000	78,713
6.42%, 8/2/2033	250,000	261,175
7.08%, 8/2/2043	200,000	211,166
7.08%, 8/2/2053	125,000	133,040
BAT International Finance PLC:
1.67%, 3/25/2026	525,000	492,040
4.45%, 3/16/2028	250,000	241,995
5.93%, 2/2/2029	355,000	363,311
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031	200,000	171,284
3.75%, 9/25/2027	30,000	28,652
Philip Morris International, Inc.:
0.88%, 5/1/2026	150,000	138,566
1.75%, 11/1/2030	150,000	122,246
2.10%, 5/1/2030	550,000	466,273
2.75%, 2/25/2026	125,000	119,795
3.13%, 3/2/2028	200,000	186,570
4.13%, 3/4/2043	25,000	20,090
4.25%, 11/10/2044	250,000	202,275
4.50%, 3/20/2042	50,000	42,745
4.88%, 2/13/2026	100,000	99,254
4.88%, 2/15/2028	100,000	99,171
5.13%, 2/15/2030	100,000	99,642
5.25%, 2/13/2034	1,000,000	981,140
5.38%, 2/15/2033	100,000	99,326
5.63%, 9/7/2033	400,000	403,660
5.75%, 11/17/2032	750,000	766,005
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	24,418
5.85%, 8/15/2045	175,000	161,829
		9,826,918
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2019-1, Class AA, 3.15%, 8/15/2033	58,725	52,226
Series 2017-2, Class AA, 3.35%, 4/15/2031	67,527	62,030
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	76,083	69,017
JetBlue Pass-Through Trust Series 2020-1, Class A, 4.00%, 5/15/2034	19,274	17,947
Southwest Airlines Co.:
2.63%, 2/10/2030	100,000	86,616
5.13%, 6/15/2027	100,000	99,519
Security Description	Principal Amount	Value
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	$52,516	$45,142
Series 2016-1, Class AA, 3.10%, 1/7/2030	32,851	30,310
Series 2018-1, Class AA, 3.50%, 9/1/2031	84,498	78,005
Series 2019-1, Class AA, 4.15%, 2/25/2033	56,307	52,472
Series 2020-1, Class B, 4.88%, 7/15/2027	282,240	278,342
Series 2023-1, Class A, 5.80%, 7/15/2037	750,000	761,550
Series 2020-1, Class A, 5.88%, 4/15/2029	325,065	325,940
		1,959,116
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	50,000	47,132
2.85%, 3/27/2030 (b)	500,000	449,980
3.25%, 3/27/2040	200,000	155,982
3.38%, 3/27/2050	150,000	108,011
3.88%, 11/1/2045	30,000	24,073
Ralph Lauren Corp.:
2.95%, 6/15/2030	15,000	13,390
3.75%, 9/15/2025	25,000	24,496
Tapestry, Inc.:
7.70%, 11/27/2030	500,000	521,960
7.85%, 11/27/2033 (b)	220,000	231,455
VF Corp. 2.95%, 4/23/2030 (b)	65,000	53,965
		1,630,444
AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	85,000	78,272
Series MTN, 2.00%, 3/24/2028	115,000	103,416
Series MTN, 2.25%, 1/12/2029	100,000	88,898
4.90%, 3/12/2027	100,000	99,642
4.90%, 3/13/2029 (b)	100,000	99,585
Series GMTN, 4.90%, 1/10/2034 (b)	125,000	121,289
Series GMTN, 5.25%, 7/7/2026	90,000	90,185
5.65%, 11/15/2028	100,000	102,452
Series GMTN, 5.85%, 10/4/2030 (b)	175,000	182,560
Cummins, Inc.:
1.50%, 9/1/2030 (b)	200,000	164,046
5.15%, 2/20/2034 (b)	60,000	60,085
5.45%, 2/20/2054	500,000	490,065

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Ford Motor Co. 3.25%, 2/12/2032	$750,000	$620,535
Ford Motor Credit Co. LLC:
5.80%, 3/8/2029	500,000	498,575
5.85%, 5/17/2027	300,000	300,276
6.13%, 3/8/2034	750,000	743,032
6.80%, 5/12/2028	1,000,000	1,030,780
6.80%, 11/7/2028	200,000	206,772
6.95%, 3/6/2026	1,000,000	1,016,520
7.12%, 11/7/2033	200,000	211,256
7.35%, 3/6/2030	1,000,000	1,058,180
General Motors Co.:
5.15%, 4/1/2038	200,000	183,910
5.20%, 4/1/2045	200,000	175,490
6.13%, 10/1/2025	250,000	251,272
6.60%, 4/1/2036	100,000	104,774
6.75%, 4/1/2046	25,000	26,144
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	500,000	468,235
1.50%, 6/10/2026	500,000	463,100
2.40%, 4/10/2028	100,000	89,691
2.40%, 10/15/2028	250,000	220,997
2.70%, 6/10/2031	500,000	413,865
4.30%, 4/6/2029 (b)	150,000	142,504
4.35%, 1/17/2027	185,000	180,181
5.00%, 4/9/2027	500,000	494,975
5.25%, 3/1/2026	100,000	99,437
5.35%, 7/15/2027	135,000	134,648
5.55%, 7/15/2029	45,000	45,012
5.60%, 6/18/2031	65,000	64,493
5.80%, 6/23/2028	750,000	758,670
5.95%, 4/4/2034 (b)	545,000	545,354
6.00%, 1/9/2028	100,000	101,711
6.05%, 10/10/2025	500,000	502,050
6.10%, 1/7/2034	300,000	303,294
Honda Motor Co. Ltd. 2.53%, 3/10/2027	750,000	702,712
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026 (b)	70,000	65,106
Series MTN, 2.00%, 2/4/2027	105,000	97,390
4.60%, 1/10/2028	100,000	99,037
Series MTN, 4.95%, 10/3/2025	50,000	49,810
Series MTN, 5.05%, 8/10/2026	200,000	199,862
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	100,000	94,525
Series MTN, 1.15%, 8/13/2027	60,000	53,506
Series MTN, 1.90%, 4/6/2028	100,000	89,745
Security Description	Principal Amount	Value
Series GMTN, 3.05%, 1/11/2028 (b)	$50,000	$46,945
Series MTN, 3.65%, 8/18/2025	500,000	490,970
4.45%, 5/18/2026	750,000	740,670
4.63%, 1/12/2028	125,000	123,832
Series MTN, 4.80%, 1/5/2026	600,000	596,928
Series B, 5.00%, 3/19/2027	350,000	349,891
5.05%, 5/16/2029	400,000	401,344
5.10%, 3/21/2031	250,000	249,945
5.45%, 11/10/2027	200,000	202,870
5.55%, 11/20/2030	250,000	256,810
		18,048,126
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
3.10%, 12/1/2051	250,000	152,542
4.35%, 3/15/2029	45,000	43,433
4.40%, 10/1/2046 (b)	30,000	23,413
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	500,000	372,040
BorgWarner, Inc. 2.65%, 7/1/2027	50,000	46,385
Lear Corp.:
3.50%, 5/30/2030	25,000	22,545
4.25%, 5/15/2029	25,000	23,817
5.25%, 5/15/2049 (b)	30,000	26,618
Magna International, Inc.:
5.50%, 3/21/2033 (b)	200,000	203,414
5.98%, 3/21/2026	200,000	200,012
		1,114,219
BANKS — 5.5%
Australia & New Zealand Banking Group Ltd.:
5.09%, 12/8/2025	250,000	249,615
5.38%, 7/3/2025	500,000	500,355
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	200,000	189,436
5.38%, 3/13/2029	250,000	250,870
1 yr. CMT + 2.30%, 5.86%, 9/14/2026 (d)	200,000	200,064
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (d)	200,000	183,374
1.85%, 3/25/2026	200,000	187,506
2.75%, 12/3/2030	200,000	166,488
2.96%, 3/25/2031	200,000	170,800
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (d)	400,000	333,860
4.38%, 4/12/2028	200,000	192,756
5.15%, 8/18/2025	200,000	198,510
5.59%, 8/8/2028	300,000	303,009
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (d)	1,000,000	1,023,090

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.92%, 8/8/2033	$200,000	$209,048
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (d)	100,000	94,354
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (d)	600,000	562,578
SOFR + 0.96%, 1.73%, 7/22/2027 (d)	770,000	713,513
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (d)	500,000	411,570
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (d)	100,000	81,724
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (d)	700,000	621,110
SOFR + 1.22%, 2.30%, 7/21/2032 (d)	200,000	163,790
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (d)	200,000	159,696
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (d)	250,000	216,020
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (d)	200,000	186,652
SOFR + 1.21%, 2.57%, 10/20/2032 (d)	200,000	165,888
SOFR + 2.15%, 2.59%, 4/29/2031 (d)	735,000	635,268
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (d)	150,000	126,977
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (d)	350,000	244,702
SOFR + 1.32%, 2.69%, 4/22/2032 (d)	150,000	126,842
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (d)	275,000	173,319
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (d)	75,000	66,770
SOFR + 1.56%, 2.97%, 7/21/2052 (d)	200,000	130,448
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (d)	875,000	740,740
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (d)	100,000	90,756
SOFR + 1.58%, 3.31%, 4/22/2042 (d)	700,000	526,225
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (d)	750,000	705,082
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (d)	350,000	250,974
Series GMTN, 3.50%, 4/19/2026	130,000	126,078
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (d)	250,000	241,770
Security Description	Principal Amount	Value
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (d)	$250,000	$237,925
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (d)	200,000	175,852
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (d)	100,000	78,705
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (d)	150,000	142,061
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (d)	150,000	127,382
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (d)	600,000	479,268
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (b) (d)	200,000	176,884
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (d)	500,000	481,660
SOFR + 1.58%, 4.38%, 4/27/2028 (d)	250,000	244,005
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (d)	150,000	127,902
SOFR + 1.83%, 4.57%, 4/27/2033 (d)	500,000	471,590
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (d)	250,000	247,562
Series MTN, 4.88%, 4/1/2044	50,000	46,000
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (d)	250,000	247,952
Series MTN, 5.00%, 1/21/2044	100,000	94,301
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (d)	500,000	488,485
SOFR + 1.29%, 5.08%, 1/20/2027 (d)	700,000	695,590
SOFR + 1.63%, 5.20%, 4/25/2029 (d)	1,450,000	1,447,433
SOFR + 1.91%, 5.29%, 4/25/2034 (d)	700,000	692,685
SOFR + 1.65%, 5.47%, 1/23/2035 (d)	1,200,000	1,198,476
SOFR + 1.57%, 5.82%, 9/15/2029 (d)	300,000	306,243
SOFR + 1.84%, 5.87%, 9/15/2034 (d)	1,050,000	1,079,883
SOFR + 1.34%, 5.93%, 9/15/2027 (d)	300,000	303,087
6.11%, 1/29/2037	75,000	77,936
SOFR + 1.99%, 6.20%, 11/10/2028 (d)	325,000	334,555

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Bank of America NA:
5.53%, 8/18/2026	$750,000	$755,137
5.65%, 8/18/2025	250,000	250,772
Bank of Montreal:
Series MTN, 1.25%, 9/15/2026	100,000	91,613
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (d)	200,000	163,414
5.20%, 2/1/2028	100,000	100,138
5.27%, 12/11/2026	400,000	399,356
5.30%, 6/5/2026	250,000	249,795
5.37%, 6/4/2027	350,000	351,582
5.51%, 6/4/2031	300,000	303,183
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026	250,000	233,250
Series MTN, 1.65%, 7/14/2028	100,000	88,262
Series J, 1.90%, 1/25/2029	150,000	132,228
Series MTN, 3.25%, 5/16/2027	100,000	95,485
Series MTN, 3.30%, 8/23/2029	250,000	228,580
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (d)	250,000	239,123
SOFR + 1.03%, 4.95%, 4/26/2027 (d)	230,000	228,590
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (d)	350,000	341,022
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (d)	335,000	330,695
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (d)	145,000	147,762
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (d)	115,000	119,200
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (d)	250,000	269,597
Bank of Nova Scotia:
1.05%, 3/2/2026 (b)	250,000	232,758
1.30%, 9/15/2026	200,000	183,326
1.35%, 6/24/2026	100,000	92,541
2.15%, 8/1/2031 (b)	100,000	81,955
2.95%, 3/11/2027	100,000	94,352
4.75%, 2/2/2026	500,000	494,910
4.85%, 2/1/2030 (b)	85,000	83,567
5.35%, 12/7/2026	500,000	500,515
Series GMTN, 5.45%, 8/1/2029	145,000	146,393
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (d)	200,000	184,980
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (d)	200,000	166,032
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (d)	200,000	165,510
Security Description	Principal Amount	Value
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (d)	$250,000	$179,185
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (d)	250,000	214,825
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (b) (d)	550,000	424,270
4.38%, 1/12/2026	50,000	49,178
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (d)	200,000	195,712
5.25%, 8/17/2045 (b)	25,000	23,538
1 yr. CMT + 2.30%, 5.30%, 8/9/2026 (d)	250,000	248,355
SOFR + 1.74%, 5.69%, 3/12/2030 (d)	800,000	802,304
SOFR + 2.21%, 5.83%, 5/9/2027 (d)	200,000	200,208
SOFR + 2.42%, 6.04%, 3/12/2055 (d)	350,000	354,690
SOFR + 2.98%, 6.22%, 5/9/2034 (d)	200,000	204,986
SOFR + 2.22%, 6.49%, 9/13/2029 (d)	250,000	258,657
SOFR + 1.88%, 6.50%, 9/13/2027 (d)	700,000	711,564
SOFR + 2.62%, 6.69%, 9/13/2034 (d)	200,000	211,968
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (d)	200,000	203,562
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (d)	200,000	210,514
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	45,000	42,476
1.25%, 6/22/2026	100,000	92,586
3.60%, 4/7/2032	90,000	79,631
3.95%, 8/4/2025	250,000	245,805
5.26%, 4/8/2029 (b)	65,000	64,871
5.62%, 7/17/2026	600,000	603,024
6.09%, 10/3/2033	125,000	129,454
Citibank NA:
5.44%, 4/30/2026	750,000	752,662
5.49%, 12/4/2026	1,020,000	1,025,039
5.57%, 4/30/2034	250,000	254,142
5.80%, 9/29/2028	350,000	359,502
5.86%, 9/29/2025	265,000	266,328
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (d)	250,000	233,250
SOFR + 0.77%, 1.46%, 6/9/2027 (d)	500,000	463,520
SOFR + 1.18%, 2.52%, 11/3/2032 (d)	145,000	119,267
SOFR + 1.17%, 2.56%, 5/1/2032 (d)	860,000	716,629
SOFR + 2.11%, 2.57%, 6/3/2031 (d)	150,000	128,691

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.42%, 2.98%, 11/5/2030 (d)	$100,000	$89,066
SOFR + 1.35%, 3.06%, 1/25/2033 (d)	135,000	114,481
SOFR + 1.28%, 3.07%, 2/24/2028 (d)	700,000	660,688
3.20%, 10/21/2026	300,000	285,948
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (d)	250,000	236,293
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (d)	100,000	95,312
SOFR + 1.94%, 3.79%, 3/17/2033 (d)	500,000	445,685
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (d)	250,000	241,442
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (d)	250,000	239,592
4.13%, 7/25/2028	70,000	67,148
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (d)	150,000	124,562
4.30%, 11/20/2026	50,000	48,811
SOFR + 3.91%, 4.41%, 3/31/2031 (d)	250,000	238,268
4.45%, 9/29/2027	150,000	146,226
4.65%, 7/30/2045	25,000	21,823
4.65%, 7/23/2048	250,000	217,943
SOFR + 1.89%, 4.66%, 5/24/2028 (d)	500,000	491,915
SOFR + 2.09%, 4.91%, 5/24/2033 (d)	500,000	480,710
SOFR + 1.36%, 5.17%, 2/13/2030 (d)	150,000	149,091
5.30%, 5/6/2044	50,000	46,503
SOFR + 4.55%, 5.32%, 3/26/2041 (d)	250,000	240,947
SOFR + 1.45%, 5.45%, 6/11/2035 (d)	300,000	297,711
SOFR + 1.55%, 5.61%, 9/29/2026 (d)	500,000	499,815
SOFR + 2.06%, 5.83%, 2/13/2035 (d)	250,000	247,802
SOFR + 2.66%, 6.17%, 5/25/2034 (d)	285,000	289,888
SOFR + 2.34%, 6.27%, 11/17/2033 (d)	885,000	927,745
6.68%, 9/13/2043	175,000	190,414
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	63,548
2.85%, 7/27/2026 (b)	25,000	23,622
SOFR + 2.01%, 5.84%, 1/23/2030 (d)	125,000	124,583
Security Description	Principal Amount	Value
SOFR + 2.33%, 6.65%, 4/25/2035 (b) (d)	$190,000	$196,544
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (d)	250,000	224,938
Comerica, Inc. 4.00%, 2/1/2029	50,000	45,856
Commonwealth Bank of Australia 5.32%, 3/13/2026	550,000	551,947
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	500,000	481,405
4.38%, 8/4/2025	250,000	246,130
5.50%, 10/5/2026	200,000	201,262
Series MTN, 5.50%, 7/18/2025	295,000	295,392
5.75%, 12/1/2043	50,000	49,278
Deutsche Bank AG:
SOFR + 1.87%, 2.13%, 11/24/2026 (d)	500,000	474,545
SOFR + 1.22%, 2.31%, 11/16/2027 (d)	500,000	461,380
SOFR + 1.32%, 2.55%, 1/7/2028 (d)	500,000	462,155
SOFR + 1.59%, 5.71%, 2/8/2028 (d)	150,000	149,717
SOFR + 3.19%, 6.12%, 7/14/2026 (d)	500,000	500,610
SOFR + 3.18%, 6.72%, 1/18/2029 (d)	150,000	154,754
SOFR + 3.65%, 7.08%, 2/10/2034 (d)	200,000	203,580
SOFR + 2.52%, 7.15%, 7/13/2027 (d)	330,000	338,009
Discover Bank 3.45%, 7/27/2026	25,000	23,878
Fifth Third Bancorp:
2.55%, 5/5/2027	500,000	463,175
3.95%, 3/14/2028	100,000	95,407
SOFR + 1.36%, 4.06%, 4/25/2028 (d)	60,000	57,406
SOFR + 1.84%, 5.63%, 1/29/2032 (d)	435,000	431,037
Fifth Third Bank NA 3.85%, 3/15/2026	225,000	218,324
Goldman Sachs Bank USA:
SOFR + 0.78%, 5.28%, 3/18/2027 (d)	500,000	498,205
SOFR + 0.75%, 5.41%, 5/21/2027 (d)	170,000	169,799
Goldman Sachs Group, Inc.:
SOFR + 0.79%, 1.09%, 12/9/2026 (d)	450,000	420,700
SOFR + 0.80%, 1.43%, 3/9/2027 (d)	80,000	74,641
SOFR + 0.82%, 1.54%, 9/10/2027 (d)	150,000	137,738

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.91%, 1.95%, 10/21/2027 (d)	$230,000	$212,384
SOFR + 1.09%, 1.99%, 1/27/2032 (d)	90,000	73,116
SOFR + 1.25%, 2.38%, 7/21/2032 (d)	525,000	431,450
2.60%, 2/7/2030	750,000	657,142
SOFR + 1.28%, 2.62%, 4/22/2032 (d)	180,000	151,306
SOFR + 1.11%, 2.64%, 2/24/2028 (d)	590,000	550,258
SOFR + 1.26%, 2.65%, 10/21/2032 (d)	115,000	95,637
SOFR + 1.41%, 3.10%, 2/24/2033 (d)	200,000	171,068
SOFR + 1.51%, 3.21%, 4/22/2042 (d)	655,000	485,231
SOFR + 1.63%, 3.44%, 2/24/2043 (d)	1,350,000	1,018,372
3.50%, 11/16/2026	250,000	239,957
SOFR + 1.85%, 3.62%, 3/15/2028 (d)	500,000	477,985
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (d)	250,000	239,118
3.75%, 2/25/2026	50,000	48,727
3.80%, 3/15/2030	250,000	233,715
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (d)	200,000	170,120
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (d)	500,000	481,300
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (d)	350,000	309,218
SOFR + 1.73%, 4.48%, 8/23/2028 (d)	385,000	376,080
4.75%, 10/21/2045	50,000	44,862
Series MTN, 4.80%, 7/8/2044	50,000	45,117
5.15%, 5/22/2045	250,000	233,795
SOFR + 1.27%, 5.73%, 4/25/2030 (d)	150,000	152,651
SOFR + 1.08%, 5.80%, 8/10/2026 (d)	715,000	715,393
SOFR + 1.55%, 5.85%, 4/25/2035 (d)	60,000	61,471
5.95%, 1/15/2027	50,000	50,837
6.25%, 2/1/2041	200,000	212,436
SOFR + 1.77%, 6.48%, 10/24/2029 (d)	1,000,000	1,044,290
SOFR + 1.95%, 6.56%, 10/24/2034 (b) (d)	750,000	806,640
6.75%, 10/1/2037	150,000	161,966
Security Description	Principal Amount	Value
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (d)	$200,000	$179,598
SOFR + 1.29%, 2.21%, 8/17/2029 (d)	200,000	175,778
SOFR + 1.19%, 2.80%, 5/24/2032 (d)	200,000	167,476
SOFR + 2.39%, 2.85%, 6/4/2031 (d)	200,000	172,728
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (d)	250,000	240,865
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (d)	200,000	196,474
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (d)	250,000	241,637
SOFR + 2.53%, 4.76%, 3/29/2033 (d)	500,000	461,915
4.95%, 3/31/2030	250,000	245,685
5.25%, 3/14/2044 (b)	250,000	231,795
SOFR + 2.87%, 5.40%, 8/11/2033 (d)	250,000	246,880
SOFR + 1.46%, 5.55%, 3/4/2030 (d)	250,000	250,465
SOFR + 1.06%, 5.60%, 5/17/2028 (d)	500,000	501,940
SOFR + 1.78%, 5.72%, 3/4/2035 (b) (d)	250,000	251,350
SOFR + 1.97%, 6.16%, 3/9/2029 (b) (d)	750,000	767,055
SOFR + 2.39%, 6.25%, 3/9/2034 (b) (d)	200,000	208,252
SOFR + 2.65%, 6.33%, 3/9/2044 (d)	1,000,000	1,045,460
6.50%, 9/15/2037	200,000	205,010
SOFR + 3.03%, 7.34%, 11/3/2026 (d)	500,000	510,805
SOFR + 3.35%, 7.39%, 11/3/2028 (d)	500,000	528,800
SOFR + 4.25%, 8.11%, 11/3/2033 (b) (d)	500,000	565,200
HSBC USA, Inc. 5.29%, 3/4/2027	500,000	501,500
Huntington Bancshares, Inc.:
SOFR + 1.87%, 5.71%, 2/2/2035 (d)	200,000	196,934
SOFR + 2.02%, 6.21%, 8/21/2029 (d)	300,000	306,213
Huntington National Bank SOFR + 1.65%, 4.55%, 5/17/2028 (d)	250,000	243,345
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (d)	500,000	467,705

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.83%, 4.02%, 3/28/2028 (d)	$200,000	$192,848
4.55%, 10/2/2028	200,000	194,740
SOFR + 1.44%, 5.34%, 3/19/2030 (d)	210,000	209,200
SOFR + 1.56%, 6.08%, 9/11/2027 (d)	200,000	202,150
SOFR + 2.09%, 6.11%, 9/11/2034 (d)	200,000	206,108
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (d)	250,000	232,943
SOFR + 0.80%, 1.05%, 11/19/2026 (d)	600,000	563,772
SOFR + 0.77%, 1.47%, 9/22/2027 (d)	115,000	105,599
SOFR + 0.89%, 1.58%, 4/22/2027 (d)	135,000	126,050
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (d)	100,000	81,203
SOFR + 1.07%, 1.95%, 2/4/2032 (d)	650,000	529,126
SOFR + 1.89%, 2.18%, 6/1/2028 (d)	200,000	183,598
SOFR + 2.04%, 2.52%, 4/22/2031 (d)	500,000	432,150
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (d)	100,000	68,246
SOFR + 1.18%, 2.55%, 11/8/2032 (d)	155,000	129,233
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b) (d)	905,000	764,110
2.95%, 10/1/2026	350,000	333,431
SOFR + 1.17%, 2.95%, 2/24/2028 (d)	620,000	584,034
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (d)	565,000	495,160
SOFR + 1.26%, 2.96%, 1/25/2033 (d)	100,000	85,246
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (d)	165,000	123,451
SOFR + 2.44%, 3.11%, 4/22/2051 (d)	250,000	170,355
SOFR + 1.46%, 3.16%, 4/22/2042 (d)	1,200,000	890,724
SOFR + 1.58%, 3.33%, 4/22/2052 (d)	485,000	341,944
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (d)	185,000	174,943
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (d)	$200,000	$190,858
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (d)	125,000	116,808
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (d)	250,000	240,867
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (d)	200,000	171,618
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (d)	100,000	79,483
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (d)	50,000	40,235
4.13%, 12/15/2026	50,000	48,702
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (d)	200,000	192,486
4.25%, 10/1/2027 (b)	80,000	77,989
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (d)	100,000	83,804
SOFR + 1.56%, 4.32%, 4/26/2028 (d)	500,000	487,580
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (d)	250,000	241,045
SOFR + 1.75%, 4.57%, 6/14/2030 (d)	140,000	135,904
4.85%, 2/1/2044	50,000	46,655
SOFR + 1.99%, 4.85%, 7/25/2028 (d)	500,000	494,630
SOFR + 2.08%, 4.91%, 7/25/2033 (d)	1,000,000	971,430
4.95%, 6/1/2045	50,000	46,686
SOFR + 1.31%, 5.01%, 1/23/2030 (d)	100,000	99,185
SOFR + 1.19%, 5.04%, 1/23/2028 (d)	625,000	621,794
SOFR + 1.45%, 5.30%, 7/24/2029 (d)	915,000	918,193
SOFR + 1.62%, 5.34%, 1/23/2035 (d)	1,095,000	1,089,306
SOFR + 1.85%, 5.35%, 6/1/2034 (d)	1,065,000	1,060,346
5.40%, 1/6/2042	50,000	49,700
5.50%, 10/15/2040	150,000	150,618
SOFR + 0.93%, 5.57%, 4/22/2028 (d)	600,000	604,884
SOFR + 1.16%, 5.58%, 4/22/2030 (d)	85,000	86,346
5.63%, 8/16/2043	250,000	254,035
SOFR + 2.58%, 5.72%, 9/14/2033 (d)	750,000	764,812

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.49%, 5.77%, 4/22/2035 (d)	$95,000	$97,521
SOFR + 1.33%, 6.07%, 10/22/2027 (d)	500,000	508,625
SOFR + 1.57%, 6.09%, 10/23/2029 (d)	290,000	299,564
SOFR + 1.81%, 6.25%, 10/23/2034 (d)	200,000	212,114
JPMorgan Chase Bank NA 5.11%, 12/8/2026	400,000	399,812
KeyBank NA:
3.40%, 5/20/2026	25,000	23,745
4.39%, 12/14/2027	300,000	285,039
5.00%, 1/26/2033	500,000	460,900
5.85%, 11/15/2027	250,000	249,132
KeyCorp:
Series MTN, 2.25%, 4/6/2027	100,000	90,858
Series MTN, 4.15%, 10/29/2025	65,000	63,541
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026	500,000	460,895
3.00%, 5/20/2027	225,000	215,215
3.63%, 4/1/2026	955,000	935,060
3.75%, 2/15/2028	425,000	413,810
3.88%, 6/15/2028	795,000	777,120
4.00%, 3/15/2029 (b)	580,000	568,910
4.13%, 7/15/2033	1,000,000	972,280
4.38%, 3/1/2027	760,000	754,695
4.38%, 2/28/2034	260,000	257,839
4.63%, 8/7/2026	250,000	249,222
4.75%, 10/29/2030 (b)	400,000	406,596
Landwirtschaftliche Rentenbank:
Series GMTN, 1.75%, 7/27/2026	50,000	47,040
Series 44, 3.88%, 6/14/2028	750,000	731,722
Series MTN, 5.00%, 10/24/2033	250,000	258,822
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (d)	200,000	185,754
3.75%, 1/11/2027	100,000	96,193
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (d)	200,000	191,268
4.34%, 1/9/2048	200,000	156,088
4.55%, 8/16/2028	250,000	242,732
4.65%, 3/24/2026	100,000	98,134
1 yr. CMT + 1.75%, 4.72%, 8/11/2026 (d)	250,000	247,170
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (d)	250,000	238,800
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (d)	500,000	499,055
Security Description	Principal Amount	Value
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (d)	$500,000	$506,690
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (d)	250,000	280,775
M&T Bank Corp. SOFR + 1.78%, 4.55%, 8/16/2028 (d)	165,000	157,925
Manufacturers & Traders Trust Co.:
4.70%, 1/27/2028	500,000	481,860
5.40%, 11/21/2025	250,000	248,725
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	500,000	479,080
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (d)	100,000	92,516
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (d)	500,000	460,315
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (d)	500,000	411,095
2.76%, 9/13/2026	25,000	23,687
3.29%, 7/25/2027	50,000	47,394
3.68%, 2/22/2027	50,000	48,244
3.74%, 3/7/2029 (b)	250,000	236,150
3.85%, 3/1/2026	25,000	24,400
3.96%, 3/2/2028	50,000	48,106
4.05%, 9/11/2028	100,000	96,472
4.29%, 7/26/2038 (b)	35,000	31,557
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (d)	700,000	700,350
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (d)	200,000	199,520
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (d)	200,000	200,292
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (d)	500,000	502,800
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (d)	200,000	199,168
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (d)	200,000	201,214
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (b) (d)	200,000	201,900
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (d)	200,000	201,682
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (d)	500,000	416,510
2.56%, 9/13/2031	215,000	174,776
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (b) (d)	200,000	176,700
4.02%, 3/5/2028 (b)	200,000	192,268
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (d) (e)	200,000	199,706
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (d)	300,000	299,598

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (d)	$200,000	$200,422
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (d) (e)	250,000	248,967
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (d)	350,000	353,598
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (d)	200,000	202,758
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (d)	240,000	243,266
Morgan Stanley:
SOFR + 0.72%, 0.99%, 12/10/2026 (d)	450,000	420,966
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (d)	700,000	647,325
SOFR + 0.88%, 1.59%, 5/4/2027 (d)	245,000	228,367
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (d)	65,000	52,243
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (d)	525,000	421,911
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (d)	200,000	163,612
SOFR + 1.00%, 2.48%, 1/21/2028 (d)	670,000	624,587
SOFR + 1.36%, 2.48%, 9/16/2036 (d)	200,000	158,282
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (d)	110,000	91,001
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (d)	250,000	219,153
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (d)	250,000	157,248
SOFR + 1.29%, 2.94%, 1/21/2033 (d)	135,000	114,765
Series MTN, 3.13%, 7/27/2026	225,000	215,138
SOFR + 1.49%, 3.22%, 4/22/2042 (d)	645,000	483,466
3.59%, 7/22/2028 (d)	100,000	95,082
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (d)	500,000	458,535
3.63%, 1/20/2027	100,000	96,407
Series GMTN, 3.88%, 1/27/2026	125,000	122,191
3.95%, 4/23/2027	25,000	24,145
3.97%, 7/22/2038 (d)	100,000	84,651
Series GMTN, 4.00%, 7/23/2025	500,000	492,505
SOFR + 1.61%, 4.21%, 4/20/2028 (d)	175,000	170,146
4.30%, 1/27/2045	50,000	42,536
Series GMTN, 4.35%, 9/8/2026	50,000	48,899
Security Description	Principal Amount	Value
Series MTN, 4.38%, 1/22/2047	$100,000	$85,613
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (d)	250,000	241,682
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (d)	250,000	223,445
SOFR + 1.30%, 5.05%, 1/28/2027 (d)	80,000	79,560
SOFR + 1.73%, 5.12%, 2/1/2029 (d)	635,000	632,504
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (d)	155,000	154,462
SOFR + 1.45%, 5.17%, 1/16/2030 (d)	170,000	169,488
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (d)	180,000	177,260
SOFR + 2.62%, 5.30%, 4/20/2037 (b) (d)	160,000	153,240
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (d)	190,000	188,989
SOFR + 1.63%, 5.45%, 7/20/2029 (d)	290,000	291,723
SOFR + 1.73%, 5.47%, 1/18/2035 (d)	140,000	139,677
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (d)	200,000	202,320
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (d)	75,000	75,724
SOFR + 1.26%, 5.66%, 4/18/2030 (d)	165,000	167,754
SOFR + 1.58%, 5.83%, 4/19/2035 (d)	115,000	118,019
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (d)	1,000,000	990,530
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (d)	135,000	134,232
SOFR + 1.77%, 6.14%, 10/16/2026 (d)	250,000	251,675
SOFR + 2.24%, 6.30%, 10/18/2028 (d)	250,000	257,770
SOFR + 2.56%, 6.34%, 10/18/2033 (d)	980,000	1,040,446
6.38%, 7/24/2042	65,000	71,456
SOFR + 1.83%, 6.41%, 11/1/2029 (d)	1,040,000	1,084,949
SOFR + 2.05%, 6.63%, 11/1/2034 (d)	230,000	248,414
Morgan Stanley Bank NA:
4.75%, 4/21/2026	500,000	495,605
SOFR + 1.08%, 4.95%, 1/14/2028 (d)	500,000	496,255
5.48%, 7/16/2025	250,000	250,395
SOFR + 0.87%, 5.50%, 5/26/2028 (d)	250,000	251,725

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
National Australia Bank Ltd.:
2.50%, 7/12/2026	$50,000	$47,480
4.79%, 1/10/2029	250,000	248,422
4.94%, 1/12/2028	300,000	299,991
4.97%, 1/12/2026	250,000	248,825
5.09%, 6/11/2027	250,000	250,497
National Bank of Canada SOFR + 1.04%, 5.60%, 7/2/2027 (d) (e)	250,000	249,931
NatWest Group PLC:
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (d)	500,000	467,815
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (d)	200,000	191,186
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (b) (d)	750,000	759,555
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (d)	550,000	551,281
Northern Trust Corp.:
1.95%, 5/1/2030 (b)	75,000	63,699
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (d)	63,000	59,512
3.65%, 8/3/2028 (b)	100,000	95,591
4.00%, 5/10/2027	100,000	97,627
Oesterreichische Kontrollbank AG 4.63%, 11/3/2025	645,000	641,207
PNC Bank NA 3.25%, 1/22/2028	250,000	233,798
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (d)	135,000	111,703
2.55%, 1/22/2030	500,000	438,340
3.15%, 5/19/2027	100,000	94,938
3.45%, 4/23/2029	100,000	92,727
SOFR + 1.85%, 4.63%, 6/6/2033 (d)	100,000	92,671
SOFR + 1.09%, 4.76%, 1/26/2027 (d)	115,000	113,621
SOFR + 1.62%, 5.35%, 12/2/2028 (d)	500,000	500,430
SOFR + 1.20%, 5.49%, 5/14/2030 (d)	500,000	502,900
SOFR + 1.84%, 5.58%, 6/12/2029 (d)	750,000	758,122
SOFR + 1.90%, 5.68%, 1/22/2035 (d)	125,000	125,641
SOFR + 1.73%, 6.62%, 10/20/2027 (d)	175,000	179,218
SOFR + 2.28%, 6.88%, 10/20/2034 (d)	200,000	217,910
Regions Financial Corp. SOFR + 1.49%, 5.72%, 6/6/2030 (b) (d)	180,000	179,847
Security Description	Principal Amount	Value
Royal Bank of Canada:
Series GMTN, 1.15%, 7/14/2026	$100,000	$92,184
1.20%, 4/27/2026	100,000	92,919
2.05%, 1/21/2027	100,000	92,852
Series GMTN, 2.30%, 11/3/2031 (b)	100,000	82,788
3.63%, 5/4/2027	250,000	239,955
3.88%, 5/4/2032	500,000	457,745
Series GMTN, 4.65%, 1/27/2026	100,000	98,629
Series GMTN, 4.90%, 1/12/2028	500,000	496,320
Series GMTN, 4.95%, 2/1/2029 (b)	500,000	497,875
Series GMTN, 5.20%, 8/1/2028 (b)	500,000	503,335
Series MTN, 6.00%, 11/1/2027	200,000	204,996
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	50,000	48,324
4.50%, 7/17/2025	50,000	49,288
SOFR + 2.33%, 5.81%, 9/9/2026 (d)	295,000	293,956
SOFR + 1.23%, 6.12%, 5/31/2027 (b) (d)	75,000	75,339
SOFR + 2.36%, 6.50%, 3/9/2029 (d)	675,000	687,130
Santander U.K. Group Holdings PLC:
1 yr. CMT + 1.25%, 1.53%, 8/21/2026 (d)	250,000	237,945
SOFR + 0.99%, 1.67%, 6/14/2027 (d)	250,000	231,058
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (d)	200,000	188,916
SOFR + 2.75%, 6.83%, 11/21/2026 (d)	250,000	253,230
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	200,000	192,026
1.90%, 9/17/2028	550,000	481,811
2.14%, 9/23/2030	200,000	166,362
2.30%, 1/12/2041 (b)	750,000	500,325
3.01%, 10/19/2026	50,000	47,479
3.04%, 7/16/2029	200,000	180,318
3.36%, 7/12/2027 (b)	50,000	47,432
3.78%, 3/9/2026	30,000	29,212
3.94%, 7/19/2028 (b)	50,000	47,855
4.31%, 10/16/2028 (b)	100,000	97,548
5.46%, 1/13/2026	500,000	499,945
5.52%, 1/13/2028	1,150,000	1,162,040
5.71%, 1/13/2030	350,000	356,811
5.77%, 1/13/2033 (b)	200,000	205,520
5.80%, 7/13/2028	500,000	510,300
5.88%, 7/13/2026	250,000	252,255

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Synchrony Bank 5.40%, 8/22/2025	$500,000	$496,200
Synovus Bank 5.63%, 2/15/2028	250,000	242,292
Toronto-Dominion Bank:
Series MTN, 0.75%, 9/11/2025	250,000	236,603
Series MTN, 1.20%, 6/3/2026	100,000	92,623
Series MTN, 1.25%, 9/10/2026	100,000	91,726
Series MTN, 2.00%, 9/10/2031 (b)	100,000	81,407
Series GMTN, 2.45%, 1/12/2032	150,000	123,473
Series MTN, 3.20%, 3/10/2032	200,000	173,084
4.11%, 6/8/2027	200,000	194,074
Series GMTN, 4.98%, 4/5/2027 (b)	100,000	99,491
Series GMTN, 4.99%, 4/5/2029	100,000	99,099
5.16%, 1/10/2028	500,000	499,535
5.26%, 12/11/2026	130,000	129,860
Series MTN, 5.52%, 7/17/2028	200,000	202,376
Series MTN, 5.53%, 7/17/2026	200,000	200,602
Truist Bank:
3.63%, 9/16/2025	25,000	24,348
4.05%, 11/3/2025	40,000	39,312
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	100,000	88,219
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (d)	60,000	55,765
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (b) (d)	50,000	43,793
Series MTN, 3.88%, 3/19/2029 (b)	100,000	93,256
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (d)	180,000	173,570
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (d)	105,000	102,991
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (b) (d)	110,000	109,656
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (d)	95,000	94,604
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (d)	750,000	756,345
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (d)	750,000	755,265
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (d)	350,000	357,808
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (b)	150,000	120,849
Security Description	Principal Amount	Value
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (d)	$200,000	$184,908
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (d)	200,000	165,336
Series DMTN, 3.00%, 7/30/2029	100,000	89,479
Series MTN, 3.10%, 4/27/2026 (b)	50,000	47,941
SOFR + 1.23%, 4.65%, 2/1/2029 (b) (d)	200,000	195,804
SOFR + 1.60%, 4.84%, 2/1/2034 (d)	400,000	379,028
SOFR + 1.56%, 5.38%, 1/23/2030 (d)	130,000	130,293
SOFR + 1.86%, 5.68%, 1/23/2035 (d)	500,000	502,340
SOFR + 2.02%, 5.78%, 6/12/2029 (d)	750,000	761,452
SOFR + 2.26%, 5.84%, 6/12/2034 (d)	250,000	253,482
SOFR + 2.09%, 5.85%, 10/21/2033 (d)	155,000	157,460
UBS AG:
1.25%, 6/1/2026	350,000	323,834
5.65%, 9/11/2028	450,000	458,019
5.80%, 9/11/2025	450,000	451,521
7.50%, 2/15/2028	500,000	534,965
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (d)	200,000	184,274
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (d)	250,000	216,290
3.00%, 4/22/2026	250,000	239,742
3.00%, 10/23/2026	250,000	237,513
SOFR + 2.53%, 3.07%, 4/30/2041 (d)	915,000	671,134
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (d)	110,000	105,345
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (d)	695,000	603,329
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (d)	665,000	634,177
Series MTN, 3.55%, 9/29/2025	50,000	48,815
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (d)	350,000	333,315
Series MTN, 4.15%, 1/24/2029	250,000	240,297
Series GMTN, 4.30%, 7/22/2027	50,000	48,688
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (d)	150,000	143,694

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.56%, 4.54%, 8/15/2026 (d)	$500,000	$493,750
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (d)	1,250,000	1,069,450
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (d)	165,000	162,606
Series GMTN, 4.90%, 11/17/2045	150,000	130,571
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (d)	500,000	481,325
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (d)	1,500,000	1,367,490
SOFR + 1.50%, 5.20%, 1/23/2030 (d)	640,000	637,248
5.38%, 11/2/2043	150,000	140,598
SOFR + 2.02%, 5.39%, 4/24/2034 (d)	760,000	751,716
SOFR + 1.78%, 5.50%, 1/23/2035 (d)	30,000	29,928
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (d)	600,000	599,916
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (d)	435,000	439,050
5.61%, 1/15/2044	325,000	312,036
SOFR + 1.79%, 6.30%, 10/23/2029 (d)	270,000	280,063
SOFR + 2.06%, 6.49%, 10/23/2034 (d)	250,000	266,672
Wells Fargo Bank NA:
4.81%, 1/15/2026	250,000	248,345
5.25%, 12/11/2026	780,000	780,507
5.45%, 8/7/2026	470,000	471,448
5.55%, 8/1/2025	470,000	470,705
Westpac Banking Corp.:
1.15%, 6/3/2026	100,000	92,889
2.15%, 6/3/2031 (b)	600,000	501,900
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (d)	40,000	33,038
2.85%, 5/13/2026	50,000	47,947
2.96%, 11/16/2040 (b)	530,000	369,007
3.35%, 3/8/2027	150,000	143,889
3.40%, 1/25/2028	100,000	95,081
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (d)	30,000	27,727
4.42%, 7/24/2039 (b)	25,000	22,054
5.20%, 4/16/2026	350,000	350,150
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (d)	250,000	244,207
5.46%, 11/18/2027	250,000	253,680
6.82%, 11/17/2033 (b)	750,000	805,845
Zions Bancorp NA 3.25%, 10/29/2029	250,000	208,728
		169,225,934
Security Description	Principal Amount	Value
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	$925,000	$881,405
4.90%, 2/1/2046	1,000,000	920,900
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	500,000	464,470
4.00%, 4/13/2028	80,000	77,748
4.35%, 6/1/2040	500,000	441,030
4.38%, 4/15/2038	215,000	195,695
4.60%, 4/15/2048	35,000	30,958
4.75%, 1/23/2029 (b)	750,000	745,612
4.90%, 1/23/2031 (b)	65,000	65,277
4.95%, 1/15/2042	250,000	234,373
5.00%, 6/15/2034 (b)	250,000	248,100
5.45%, 1/23/2039	350,000	354,820
5.55%, 1/23/2049	350,000	352,608
5.80%, 1/23/2059	45,000	46,847
Brown-Forman Corp.:
4.00%, 4/15/2038	50,000	43,561
4.75%, 4/15/2033 (b)	200,000	195,766
Coca-Cola Co.:
1.00%, 3/15/2028	250,000	219,395
1.38%, 3/15/2031 (b)	200,000	160,584
1.45%, 6/1/2027	790,000	721,941
1.50%, 3/5/2028	60,000	53,652
2.00%, 3/5/2031	65,000	54,448
2.13%, 9/6/2029	150,000	132,063
2.25%, 1/5/2032 (b)	100,000	84,237
2.50%, 3/15/2051	250,000	151,600
2.60%, 6/1/2050	350,000	217,497
2.88%, 5/5/2041	100,000	73,460
3.00%, 3/5/2051	90,000	60,737
5.00%, 5/13/2034	100,000	100,329
Coca-Cola Femsa SAB de CV 1.85%, 9/1/2032 (b)	250,000	193,668
Constellation Brands, Inc.:
2.25%, 8/1/2031	250,000	205,193
2.88%, 5/1/2030	25,000	22,069
3.15%, 8/1/2029	100,000	90,719
3.75%, 5/1/2050	20,000	14,732
4.50%, 5/9/2047	50,000	41,748
4.65%, 11/15/2028	30,000	29,354
5.00%, 2/2/2026 (b)	665,000	663,304
Diageo Capital PLC:
2.13%, 4/29/2032	500,000	405,605
3.88%, 5/18/2028	200,000	192,564
5.30%, 10/24/2027	550,000	554,746
Diageo Investment Corp. 4.25%, 5/11/2042 (b)	25,000	21,813
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031	40,000	33,280
3.20%, 5/1/2030	45,000	40,564
3.35%, 3/15/2051	280,000	191,136

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 5/1/2050	$70,000	$52,092
3.95%, 4/15/2029 (b)	200,000	190,176
4.50%, 4/15/2052	500,000	416,680
5.05%, 3/15/2029	665,000	664,076
5.30%, 3/15/2034	200,000	198,994
Molson Coors Beverage Co.:
3.00%, 7/15/2026	50,000	47,871
4.20%, 7/15/2046	530,000	423,194
Pepsico Singapore Financing I Pte. Ltd. 4.70%, 2/16/2034	250,000	243,383
PepsiCo, Inc.:
1.40%, 2/25/2031	40,000	32,136
1.63%, 5/1/2030	75,000	62,783
2.63%, 7/29/2029 (b)	50,000	45,227
2.75%, 10/21/2051	200,000	126,840
2.85%, 2/24/2026	85,000	82,125
2.88%, 10/15/2049	100,000	66,329
3.38%, 7/29/2049	35,000	25,322
3.45%, 10/6/2046	150,000	112,898
3.60%, 2/18/2028	550,000	528,809
4.45%, 5/15/2028 (b)	100,000	99,303
4.45%, 2/15/2033 (b)	100,000	99,295
4.55%, 2/13/2026 (b)	65,000	64,570
4.65%, 2/15/2053	850,000	767,941
5.13%, 11/10/2026	65,000	65,291
5.25%, 11/10/2025	350,000	351,099
		14,796,042
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	250,000	218,693
2.20%, 2/21/2027	820,000	760,747
2.30%, 2/25/2031	100,000	84,050
2.77%, 9/1/2053	65,000	38,845
3.15%, 2/21/2040	850,000	635,273
3.20%, 11/2/2027	250,000	235,617
3.38%, 2/21/2050	100,000	70,248
4.05%, 8/18/2029	500,000	478,230
4.20%, 2/22/2052	500,000	395,080
4.40%, 5/1/2045	50,000	42,054
4.56%, 6/15/2048	200,000	169,110
4.66%, 6/15/2051	150,000	127,992
4.88%, 3/1/2053	500,000	440,385
5.25%, 3/2/2033	680,000	677,994
5.51%, 3/2/2026	85,000	84,997
5.65%, 3/2/2053	910,000	896,687
5.75%, 3/2/2063	795,000	779,442
Biogen, Inc.:
2.25%, 5/1/2030	35,000	29,784
3.25%, 2/15/2051	308,000	204,487
4.05%, 9/15/2025	50,000	49,125
Gilead Sciences, Inc.:
1.20%, 10/1/2027	295,000	261,541
1.65%, 10/1/2030 (b)	290,000	238,818
2.60%, 10/1/2040	350,000	240,719
Security Description	Principal Amount	Value
2.80%, 10/1/2050	$150,000	$93,960
2.95%, 3/1/2027	25,000	23,731
3.65%, 3/1/2026	85,000	82,668
4.15%, 3/1/2047	120,000	97,535
4.50%, 2/1/2045	25,000	21,594
4.60%, 9/1/2035	100,000	94,379
4.75%, 3/1/2046	175,000	155,733
4.80%, 4/1/2044	25,000	22,522
5.55%, 10/15/2053	500,000	499,100
Illumina, Inc.:
5.75%, 12/13/2027	100,000	100,914
5.80%, 12/12/2025	250,000	250,252
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	28,806
2.80%, 9/15/2050	30,000	18,389
Royalty Pharma PLC:
1.20%, 9/2/2025	70,000	66,479
2.20%, 9/2/2030	40,000	33,354
3.30%, 9/2/2040	65,000	46,938
3.55%, 9/2/2050 (b)	315,000	211,601
5.40%, 9/2/2034	250,000	243,355
5.90%, 9/2/2054 (b)	210,000	202,163
		9,453,391
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	20,000	19,050
2.05%, 5/15/2030 (b)	20,000	17,135
2.70%, 5/15/2040	50,000	35,714
2.80%, 5/15/2050	35,000	22,470
4.60%, 2/8/2029	250,000	247,420
4.80%, 3/3/2033 (b)	250,000	246,195
Cabot Corp. 4.00%, 7/1/2029	25,000	23,571
Celanese U.S. Holdings LLC:
6.17%, 7/15/2027	600,000	608,952
6.38%, 7/15/2032	600,000	616,944
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	500,000	421,675
3.60%, 11/15/2050	750,000	522,067
4.25%, 10/1/2034 (b)	36,000	32,856
4.38%, 11/15/2042	50,000	41,325
4.80%, 11/30/2028 (b)	100,000	99,005
4.80%, 5/15/2049	65,000	55,368
6.90%, 5/15/2053	500,000	555,720
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	100,000	98,656
4.73%, 11/15/2028	150,000	149,392
5.42%, 11/15/2048	610,000	631,899
Eastman Chemical Co.:
4.50%, 12/1/2028 (b)	100,000	97,188
5.75%, 3/8/2033	250,000	252,200
Ecolab, Inc.:
1.65%, 2/1/2027	500,000	460,030
2.70%, 11/1/2026	150,000	142,045

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 8/18/2055	$500,000	$300,450
EIDP, Inc. 1.70%, 7/15/2025	40,000	38,493
FMC Corp. 4.50%, 10/1/2049	100,000	76,310
Huntsman International LLC 4.50%, 5/1/2029	20,000	18,947
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	43,411
Linde, Inc.:
1.10%, 8/10/2030	500,000	402,585
3.20%, 1/30/2026	275,000	266,742
3.55%, 11/7/2042	25,000	19,912
4.70%, 12/5/2025	250,000	248,487
LYB International Finance BV 4.88%, 3/15/2044	25,000	21,736
LYB International Finance III LLC:
1.25%, 10/1/2025	20,000	18,932
2.25%, 10/1/2030 (b)	25,000	21,122
3.38%, 10/1/2040	280,000	204,694
3.63%, 4/1/2051	40,000	27,490
3.80%, 10/1/2060	30,000	20,282
4.20%, 10/15/2049	50,000	38,357
4.20%, 5/1/2050	50,000	38,010
5.50%, 3/1/2034	500,000	494,690
LyondellBasell Industries NV 4.63%, 2/26/2055 (b)	25,000	20,279
Mosaic Co.:
4.05%, 11/15/2027	250,000	239,902
5.63%, 11/15/2043	25,000	23,641
NewMarket Corp. 2.70%, 3/18/2031	750,000	624,427
Nutrien Ltd.:
2.95%, 5/13/2030	100,000	88,460
4.00%, 12/15/2026	50,000	48,369
4.13%, 3/15/2035	25,000	22,310
4.20%, 4/1/2029	85,000	81,310
4.90%, 3/27/2028 (b)	140,000	138,370
5.00%, 4/1/2049	150,000	132,054
5.80%, 3/27/2053	750,000	739,597
PPG Industries, Inc.:
1.20%, 3/15/2026	70,000	65,202
2.80%, 8/15/2029	100,000	90,049
RPM International, Inc.:
2.95%, 1/15/2032	500,000	418,260
3.75%, 3/15/2027	50,000	47,963
4.25%, 1/15/2048	200,000	165,302
5.25%, 6/1/2045	25,000	22,993
Sherwin-Williams Co.:
2.20%, 3/15/2032 (b)	155,000	125,931
2.30%, 5/15/2030	60,000	51,453
2.95%, 8/15/2029	50,000	45,067
3.30%, 5/15/2050	100,000	68,071
3.45%, 6/1/2027	30,000	28,589
Security Description	Principal Amount	Value
3.80%, 8/15/2049	$50,000	$37,723
4.50%, 6/1/2047	500,000	422,105
Westlake Corp.:
3.13%, 8/15/2051	350,000	220,031
4.38%, 11/15/2047	150,000	121,326
5.00%, 8/15/2046	100,000	87,539
		11,873,850
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (b)	75,000	60,698
1.70%, 5/15/2028 (b)	60,000	53,557
Block Financial LLC 3.88%, 8/15/2030	30,000	27,506
California Institute of Technology 3.65%, 9/1/2119	45,000	29,940
Cintas Corp. No. 2 3.70%, 4/1/2027	150,000	144,414
Equifax, Inc. 5.10%, 12/15/2027	115,000	114,564
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	84,943
Georgetown University Series 20A, 2.94%, 4/1/2050	25,000	16,774
Global Payments, Inc.:
1.20%, 3/1/2026	75,000	69,821
2.15%, 1/15/2027	100,000	92,644
3.20%, 8/15/2029	500,000	449,535
4.45%, 6/1/2028	100,000	96,613
GXO Logistics, Inc. 1.65%, 7/15/2026	750,000	691,537
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	100,000	70,208
3.96%, 7/1/2038	50,000	45,584
Moody's Corp.:
2.00%, 8/19/2031 (b)	100,000	81,222
2.75%, 8/19/2041	350,000	241,770
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	113,796
PayPal Holdings, Inc.:
2.30%, 6/1/2030	55,000	47,395
2.65%, 10/1/2026	270,000	255,536
2.85%, 10/1/2029	30,000	27,061
3.25%, 6/1/2050	65,000	43,997
3.90%, 6/1/2027	70,000	67,934
5.05%, 6/1/2052 (b)	500,000	456,745
5.15%, 6/1/2034	250,000	246,885
President & Fellows of Harvard College 3.15%, 7/15/2046	225,000	165,791

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Quanta Services, Inc.:
2.35%, 1/15/2032	$55,000	$44,725
3.05%, 10/1/2041 (b)	250,000	175,823
RELX Capital, Inc. 4.00%, 3/18/2029	100,000	96,097
S&P Global, Inc.:
2.45%, 3/1/2027	545,000	509,548
2.50%, 12/1/2029 (b)	55,000	48,627
2.90%, 3/1/2032	70,000	60,503
3.25%, 12/1/2049	65,000	45,620
3.70%, 3/1/2052	525,000	396,154
3.90%, 3/1/2062	30,000	22,267
5.25%, 9/15/2033 (b) (c)	250,000	252,230
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	20,000	12,922
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	17,038
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	7,627
University of Southern California:
2.81%, 10/1/2050	50,000	33,116
3.03%, 10/1/2039	25,000	20,003
Series A, 3.23%, 10/1/2120	35,000	20,885
4.98%, 10/1/2053	490,000	474,766
Verisk Analytics, Inc.:
4.13%, 3/15/2029	120,000	115,397
5.25%, 6/5/2034	180,000	177,179
5.75%, 4/1/2033	115,000	118,287
		6,445,284
COMPUTERS — 0.4%
Apple, Inc.:
0.55%, 8/20/2025	200,000	189,908
0.70%, 2/8/2026	200,000	186,836
1.20%, 2/8/2028	500,000	442,195
1.25%, 8/20/2030	200,000	163,776
1.40%, 8/5/2028	500,000	440,120
1.65%, 5/11/2030	90,000	75,812
1.65%, 2/8/2031	200,000	165,392
2.05%, 9/11/2026	750,000	705,165
2.38%, 2/8/2041	50,000	34,565
2.40%, 8/20/2050	110,000	66,557
2.65%, 5/11/2050	300,000	191,574
2.65%, 2/8/2051	200,000	126,378
2.70%, 8/5/2051	350,000	222,103
2.80%, 2/8/2061	100,000	61,069
3.00%, 11/13/2027	100,000	94,735
3.20%, 5/11/2027	250,000	239,640
3.25%, 2/23/2026	150,000	145,878
3.25%, 8/8/2029	750,000	702,195
3.45%, 2/9/2045	350,000	271,617
Security Description	Principal Amount	Value
3.85%, 5/4/2043	$25,000	$20,926
3.85%, 8/4/2046	150,000	122,422
3.95%, 8/8/2052 (b)	500,000	405,890
4.10%, 8/8/2062	750,000	606,630
4.38%, 5/13/2045	75,000	66,719
4.50%, 2/23/2036 (b)	350,000	341,747
4.65%, 2/23/2046	75,000	69,209
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	100,000	99,022
5.25%, 2/1/2028	500,000	503,305
5.75%, 2/1/2033 (b)	65,000	66,821
6.02%, 6/15/2026	371,000	374,907
6.20%, 7/15/2030 (b)	250,000	262,320
8.35%, 7/15/2046	252,000	318,914
DXC Technology Co.:
1.80%, 9/15/2026	100,000	91,806
2.38%, 9/15/2028 (b)	100,000	87,182
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	150,000	140,731
4.90%, 10/15/2025	70,000	69,464
6.10%, 4/1/2026	350,000	350,035
6.20%, 10/15/2035	10,000	10,527
6.35%, 10/15/2045 (b)	10,000	10,504
HP, Inc.:
1.45%, 6/17/2026	200,000	185,502
4.00%, 4/15/2029	500,000	476,135
4.20%, 4/15/2032	200,000	185,280
6.00%, 9/15/2041	250,000	255,367
International Business Machines Corp.:
1.70%, 5/15/2027	850,000	775,064
1.95%, 5/15/2030 (b)	350,000	295,911
2.72%, 2/9/2032 (b)	100,000	85,833
2.85%, 5/15/2040	100,000	71,441
2.95%, 5/15/2050	100,000	63,574
3.30%, 5/15/2026	250,000	241,572
3.50%, 5/15/2029	215,000	200,986
4.00%, 7/27/2025	500,000	492,900
4.15%, 7/27/2027	250,000	243,887
4.15%, 5/15/2039	100,000	86,009
4.70%, 2/19/2046	325,000	286,624
5.88%, 11/29/2032	25,000	26,324
Leidos, Inc.:
2.30%, 2/15/2031	55,000	45,288
5.75%, 3/15/2033	95,000	95,788
Western Digital Corp.:
2.85%, 2/1/2029	30,000	25,997
3.10%, 2/1/2032	55,000	44,732
		12,728,810
CONSTRUCTION MATERIALS — 0.1%
Carrier Global Corp.:
2.49%, 2/15/2027	35,000	32,772
2.70%, 2/15/2031	250,000	215,047

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.72%, 2/15/2030	$300,000	$264,960
3.38%, 4/5/2040	515,000	398,811
3.58%, 4/5/2050	550,000	399,426
Fortune Brands Innovations, Inc.:
4.00%, 3/25/2032	200,000	181,602
5.88%, 6/1/2033	65,000	65,850
Johnson Controls International PLC 4.50%, 2/15/2047	320,000	266,864
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030	15,000	12,376
5.50%, 4/19/2029	200,000	202,278
Lennox International, Inc. 1.35%, 8/1/2025	25,000	23,859
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	50,000	41,385
3.20%, 7/15/2051	70,000	46,598
4.25%, 12/15/2047	100,000	81,255
Masco Corp.:
2.00%, 2/15/2031	100,000	81,490
3.13%, 2/15/2051	500,000	324,030
4.50%, 5/15/2047	100,000	82,749
Mohawk Industries, Inc. 3.63%, 5/15/2030 (b)	100,000	91,634
Owens Corning:
3.95%, 8/15/2029	70,000	66,131
4.30%, 7/15/2047	100,000	80,344
5.70%, 6/15/2034	110,000	111,050
Trane Technologies Financing Ltd.:
3.80%, 3/21/2029	100,000	94,951
5.10%, 6/13/2034	150,000	149,427
5.25%, 3/3/2033	90,000	90,581
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/2043	25,000	25,507
Vulcan Materials Co. 4.70%, 3/1/2048	100,000	86,643
		3,517,620
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
4.90%, 3/22/2033	150,000	148,312
5.05%, 3/22/2053	750,000	707,055
5.35%, 3/22/2026	500,000	501,265
Unilever Capital Corp.:
4.88%, 9/8/2028	200,000	200,122
5.00%, 12/8/2033 (b)	200,000	200,050
		1,756,804
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc. 4.60%, 6/15/2045	50,000	44,770
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	$225,000	$212,044
2.45%, 10/29/2026	150,000	139,945
3.30%, 1/30/2032	900,000	773,406
3.40%, 10/29/2033	150,000	125,922
3.65%, 7/21/2027	150,000	142,482
6.45%, 4/15/2027	750,000	767,647
6.50%, 7/15/2025	500,000	504,310
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	70,000	62,460
Air Lease Corp.:
1.88%, 8/15/2026	100,000	92,735
Series MTN, 2.88%, 1/15/2026	160,000	153,504
3.13%, 12/1/2030	100,000	87,411
3.63%, 4/1/2027 (b)	70,000	66,861
Series GMTN, 3.75%, 6/1/2026	150,000	144,901
5.10%, 3/1/2029 (b)	300,000	296,832
Series MTN, 5.20%, 7/15/2031	100,000	97,709
5.30%, 2/1/2028	150,000	149,673
5.85%, 12/15/2027	250,000	253,080
Aircastle Ltd. 4.25%, 6/15/2026	65,000	63,359
Ally Financial, Inc.:
2.20%, 11/2/2028	100,000	86,611
SOFR + 2.82%, 6.85%, 1/3/2030 (d)	200,000	205,668
SOFR + 3.26%, 6.99%, 6/13/2029 (d)	125,000	129,810
7.10%, 11/15/2027	200,000	208,292
American Express Co.:
1.65%, 11/4/2026	550,000	506,148
2.55%, 3/4/2027	165,000	154,230
3.95%, 8/1/2025	250,000	245,862
4.20%, 11/6/2025 (b)	105,000	103,474
SOFR + 1.76%, 4.42%, 8/3/2033 (d)	250,000	235,930
4.90%, 2/13/2026	45,000	44,713
SOFR + 2.26%, 4.99%, 5/26/2033 (d)	105,000	101,359
SOFR + 1.00%, 5.10%, 2/16/2028 (d)	845,000	841,350
SOFR + 1.28%, 5.28%, 7/27/2029 (d)	250,000	250,402
SOFR + 1.09%, 5.53%, 4/25/2030 (d)	250,000	252,857
SOFR + 1.94%, 6.49%, 10/30/2031 (d)	85,000	90,583
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	70,000	67,382
5.15%, 5/15/2033	60,000	60,067

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.70%, 12/15/2028	$350,000	$358,253
Apollo Global Management, Inc. 5.80%, 5/21/2054	135,000	132,959
BGC Group, Inc. 8.00%, 5/25/2028	200,000	210,892
BlackRock Funding, Inc.:
4.70%, 3/14/2029	115,000	114,458
5.00%, 3/14/2034	145,000	143,918
5.25%, 3/14/2054	85,000	82,122
BlackRock, Inc.:
1.90%, 1/28/2031	25,000	20,726
2.40%, 4/30/2030	45,000	39,282
3.20%, 3/15/2027	56,000	53,786
3.25%, 4/30/2029	60,000	55,933
4.75%, 5/25/2033	235,000	230,293
Brookfield Capital Finance LLC 6.09%, 6/14/2033	350,000	359,877
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	67,714
3.50%, 3/30/2051	50,000	34,621
3.90%, 1/25/2028	50,000	47,697
4.35%, 4/15/2030	100,000	94,739
4.70%, 9/20/2047	50,000	42,305
4.85%, 3/29/2029	100,000	98,238
5.68%, 1/15/2035	250,000	247,285
6.35%, 1/5/2034	100,000	104,867
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (d)	300,000	275,103
SOFR + 1.27%, 2.62%, 11/2/2032 (d)	300,000	243,966
SOFR + 1.79%, 3.27%, 3/1/2030 (d)	200,000	180,366
3.75%, 7/28/2026	125,000	120,679
3.80%, 1/31/2028	250,000	237,620
SOFR + 2.06%, 4.93%, 5/10/2028 (d)	250,000	246,750
SOFR + 2.08%, 5.47%, 2/1/2029 (d)	155,000	154,354
SOFR + 1.91%, 5.70%, 2/1/2030 (b) (d)	85,000	85,343
SOFR + 2.60%, 5.82%, 2/1/2034 (d)	500,000	494,855
SOFR + 2.64%, 6.31%, 6/8/2029 (d)	750,000	767,490
SOFR + 2.86%, 6.38%, 6/8/2034 (d)	165,000	169,429
Cboe Global Markets, Inc. 1.63%, 12/15/2030 (b)	100,000	81,713
Charles Schwab Corp.:
0.90%, 3/11/2026	250,000	231,975
1.15%, 5/13/2026	50,000	46,259
1.65%, 3/11/2031	250,000	200,895
2.00%, 3/20/2028	500,000	448,700
2.30%, 5/13/2031	100,000	83,962
Security Description	Principal Amount	Value
3.20%, 1/25/2028	$50,000	$46,929
3.45%, 2/13/2026	50,000	48,532
4.00%, 2/1/2029	50,000	47,975
SOFR + 2.21%, 5.64%, 5/19/2029 (d)	200,000	202,578
SOFR + 2.01%, 6.14%, 8/24/2034 (d)	250,000	260,365
SOFR + 1.88%, 6.20%, 11/17/2029 (d)	140,000	145,516
CI Financial Corp. 3.20%, 12/17/2030	250,000	197,147
CME Group, Inc.:
2.65%, 3/15/2032	145,000	124,320
3.75%, 6/15/2028	100,000	96,290
Credit Suisse USA LLC 7.13%, 7/15/2032	50,000	54,946
Discover Financial Services:
4.10%, 2/9/2027	75,000	72,089
4.50%, 1/30/2026	50,000	48,976
6.70%, 11/29/2032	400,000	416,964
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	143,353
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	80,866
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	25,462
2.65%, 9/15/2040	50,000	34,691
3.00%, 6/15/2050	25,000	16,230
3.00%, 9/15/2060	50,000	29,904
3.10%, 9/15/2027	100,000	93,927
3.63%, 9/1/2028 (c)	300,000	282,984
3.75%, 12/1/2025	180,000	176,000
4.00%, 9/15/2027	200,000	193,470
4.25%, 9/21/2048	150,000	122,832
4.35%, 6/15/2029	85,000	82,292
4.60%, 3/15/2033	55,000	52,512
4.95%, 6/15/2052	95,000	86,525
5.20%, 6/15/2062	145,000	135,043
5.25%, 6/15/2031	30,000	30,225
Invesco Finance PLC 3.75%, 1/15/2026	50,000	48,712
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	250,000	202,060
2.75%, 10/15/2032	40,000	31,968
4.15%, 1/23/2030	50,000	46,474
4.85%, 1/15/2027	90,000	88,817
5.88%, 7/21/2028	110,000	111,084
6.20%, 4/14/2034	190,000	192,550
6.50%, 1/20/2043 (b)	50,000	52,187
Lazard Group LLC:
4.50%, 9/19/2028	100,000	96,559
6.00%, 3/15/2031	70,000	70,745
LPL Holdings, Inc. 5.70%, 5/20/2027	500,000	501,995

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Mastercard, Inc.:
2.95%, 6/1/2029 (b)	$100,000	$91,917
3.30%, 3/26/2027	30,000	28,794
3.35%, 3/26/2030	50,000	46,260
3.50%, 2/26/2028	30,000	28,727
3.65%, 6/1/2049	100,000	76,371
3.85%, 3/26/2050	515,000	406,211
3.95%, 2/26/2048	30,000	24,303
4.88%, 3/9/2028 (b)	215,000	216,137
4.88%, 5/9/2034	235,000	232,312
Nasdaq, Inc.:
1.65%, 1/15/2031 (b)	200,000	160,356
2.50%, 12/21/2040	250,000	163,392
3.25%, 4/28/2050	40,000	26,647
3.95%, 3/7/2052	500,000	371,145
5.95%, 8/15/2053	500,000	505,415
Nomura Holdings, Inc.:
1.65%, 7/14/2026	150,000	138,683
1.85%, 7/16/2025	200,000	192,182
2.33%, 1/22/2027	500,000	462,175
5.71%, 1/9/2026	500,000	500,255
6.07%, 7/12/2028	400,000	409,216
ORIX Corp.:
2.25%, 3/9/2031	100,000	83,567
3.70%, 7/18/2027	50,000	47,810
4.00%, 4/13/2032	100,000	92,318
Raymond James Financial, Inc. 3.75%, 4/1/2051	165,000	121,438
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	92,036
Synchrony Financial:
2.88%, 10/28/2031	150,000	120,428
4.50%, 7/23/2025	50,000	49,160
Visa, Inc.:
0.75%, 8/15/2027 (b)	45,000	39,844
1.10%, 2/15/2031	500,000	398,255
1.90%, 4/15/2027	500,000	461,410
2.05%, 4/15/2030	150,000	128,864
2.70%, 4/15/2040	350,000	255,090
2.75%, 9/15/2027 (b)	250,000	234,890
3.65%, 9/15/2047	100,000	77,563
4.15%, 12/14/2035	50,000	46,647
4.30%, 12/14/2045	200,000	173,402
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	48,259
		25,672,016
ELECTRIC — 2.1%
AEP Texas, Inc.:
3.45%, 5/15/2051	50,000	32,905
Series H, 3.45%, 1/15/2050	100,000	66,063
3.80%, 10/1/2047	25,000	17,904
4.70%, 5/15/2032	200,000	188,576
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	74,028
3.80%, 6/15/2049	50,000	36,869
Security Description	Principal Amount	Value
4.25%, 9/15/2048	$20,000	$16,053
5.15%, 4/1/2034	500,000	489,110
AES Corp.:
1.38%, 1/15/2026	250,000	234,217
2.45%, 1/15/2031	500,000	411,660
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	50,000	40,718
3.13%, 7/15/2051	50,000	33,108
3.85%, 12/1/2042	75,000	59,883
Series A, 4.30%, 7/15/2048	65,000	53,197
Ameren Corp.:
1.75%, 3/15/2028	50,000	44,109
3.65%, 2/15/2026	50,000	48,483
5.00%, 1/15/2029	200,000	197,956
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	37,323
3.80%, 5/15/2028 (b)	25,000	23,973
4.15%, 3/15/2046	50,000	40,836
4.50%, 3/15/2049	50,000	42,698
4.95%, 6/1/2033 (b)	400,000	390,464
5.55%, 7/1/2054	250,000	245,302
American Electric Power Co., Inc.:
Series N, 1.00%, 11/1/2025	30,000	28,202
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (b) (d)	250,000	229,072
Series J, 4.30%, 12/1/2028	100,000	95,988
5.20%, 1/15/2029	500,000	497,500
5.63%, 3/1/2033	190,000	189,563
5.70%, 8/15/2025	90,000	90,045
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	19,927
Series BB, 4.50%, 8/1/2032	85,000	78,526
7.00%, 4/1/2038	25,000	27,412
Arizona Public Service Co.:
2.65%, 9/15/2050	85,000	48,999
3.75%, 5/15/2046	25,000	18,405
4.20%, 8/15/2048	25,000	19,422
4.25%, 3/1/2049	50,000	39,033
4.35%, 11/15/2045	50,000	40,649
5.55%, 8/1/2033	350,000	347,182
5.70%, 8/15/2034	55,000	54,903
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	400,000	333,220
5.40%, 6/1/2053	500,000	478,060
6.35%, 10/1/2036	50,000	53,017
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	30,000	23,872
2.85%, 5/15/2051	300,000	183,255
3.25%, 4/15/2028	30,000	28,154
3.70%, 7/15/2030	250,000	232,560
4.25%, 10/15/2050	500,000	392,220
4.50%, 2/1/2045	50,000	43,542

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 5/1/2053	$500,000	$415,310
5.15%, 11/15/2043	150,000	141,156
Black Hills Corp.:
3.15%, 1/15/2027	25,000	23,686
3.88%, 10/15/2049 (b)	100,000	71,422
4.35%, 5/1/2033	30,000	26,953
5.95%, 3/15/2028 (b)	200,000	204,368
6.00%, 1/15/2035	40,000	40,251
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	55,000	46,272
Series Z, 2.40%, 9/1/2026	50,000	47,158
Series AA, 3.00%, 2/1/2027	100,000	95,410
Series AF, 3.35%, 4/1/2051	350,000	242,921
3.95%, 3/1/2048	50,000	39,154
Series AC, 4.25%, 2/1/2049	200,000	163,054
4.95%, 4/1/2033	500,000	487,420
CenterPoint Energy, Inc. 2.65%, 6/1/2031	40,000	33,667
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	16,454
CMS Energy Corp.:
3.45%, 8/15/2027	50,000	47,580
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (d)	50,000	45,737
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	285,000	170,040
Series 130, 3.13%, 3/15/2051	150,000	97,809
Series 132, 3.15%, 3/15/2032	100,000	87,313
Series 123, 3.75%, 8/15/2047	150,000	112,833
4.00%, 3/1/2048	125,000	97,171
5.30%, 6/1/2034 (b)	55,000	55,008
5.65%, 6/1/2054	65,000	64,675
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	250,000	234,495
Series A, 3.20%, 3/15/2027	150,000	143,046
Series A, 4.15%, 6/1/2045	100,000	81,934
4.90%, 7/1/2033	350,000	340,077
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	200,000	168,868
Series C, 3.00%, 12/1/2060	150,000	88,698
3.20%, 12/1/2051	500,000	329,070
3.60%, 6/15/2061	250,000	171,702
3.70%, 11/15/2059	85,000	59,071
3.85%, 6/15/2046	50,000	38,272
Series 20B, 3.95%, 4/1/2050	250,000	195,360
Series D, 4.00%, 12/1/2028	100,000	96,280
Series A, 4.13%, 5/15/2049	100,000	78,947
4.45%, 3/15/2044	75,000	63,896
4.50%, 5/15/2058	100,000	81,516
Security Description	Principal Amount	Value
5.38%, 5/15/2034 (b)	$160,000	$160,749
5.50%, 3/15/2034	200,000	203,244
5.70%, 5/15/2054	200,000	199,568
5.90%, 11/15/2053	100,000	102,382
Series 06-B, 6.20%, 6/15/2036	25,000	26,514
Constellation Energy Generation LLC:
5.60%, 3/1/2028 (b)	125,000	126,614
5.75%, 3/15/2054	120,000	116,327
5.80%, 3/1/2033	145,000	148,088
6.50%, 10/1/2053	250,000	265,700
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	36,256
3.75%, 2/15/2050	50,000	38,061
4.05%, 5/15/2048	100,000	81,310
4.63%, 5/15/2033	100,000	95,770
4.65%, 3/1/2028	300,000	297,255
4.90%, 2/15/2029	100,000	99,590
Dayton Power & Light Co. 3.95%, 6/15/2049	30,000	21,861
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	150,000	123,436
6.25%, 10/15/2053	205,000	220,375
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	75,000	69,879
Series C, 2.25%, 8/15/2031	45,000	36,619
Series D, 2.85%, 8/15/2026	25,000	23,730
Series B, 3.30%, 4/15/2041	565,000	407,828
Series C, 3.38%, 4/1/2030	350,000	316,127
4.70%, 12/1/2044	130,000	110,024
5.38%, 11/15/2032	350,000	347,116
DTE Electric Co.:
2.25%, 3/1/2030	500,000	431,650
Series A, 3.00%, 3/1/2032	100,000	86,217
3.70%, 6/1/2046	75,000	57,212
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	164,000	150,296
4.88%, 6/1/2028	290,000	285,348
5.10%, 3/1/2029	200,000	198,434
5.85%, 6/1/2034	250,000	253,640
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	132,226
2.55%, 4/15/2031	75,000	63,883
2.85%, 3/15/2032	155,000	132,756
3.20%, 8/15/2049	100,000	67,022
3.45%, 4/15/2051	90,000	62,796
3.88%, 3/15/2046	150,000	114,934
3.95%, 11/15/2028	100,000	96,132
4.25%, 12/15/2041	130,000	108,803
4.95%, 1/15/2033	250,000	245,922
5.35%, 1/15/2053	500,000	474,960
5.40%, 1/15/2054	750,000	718,725

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Duke Energy Corp.:
0.90%, 9/15/2025	$350,000	$331,348
2.55%, 6/15/2031	100,000	83,746
2.65%, 9/1/2026	50,000	47,284
3.15%, 8/15/2027	100,000	94,263
3.30%, 6/15/2041	850,000	616,598
3.50%, 6/15/2051	100,000	67,448
3.75%, 9/1/2046	250,000	182,082
3.95%, 8/15/2047	150,000	111,528
5.00%, 8/15/2052	500,000	434,640
5.45%, 6/15/2034 (b)	145,000	143,417
5.80%, 6/15/2054	125,000	121,507
Duke Energy Florida LLC:
2.50%, 12/1/2029 (b)	150,000	132,271
3.20%, 1/15/2027	250,000	238,755
6.40%, 6/15/2038	50,000	53,593
Duke Energy Indiana LLC 2.75%, 4/1/2050	65,000	39,155
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	20,523
Duke Energy Progress LLC:
2.50%, 8/15/2050	100,000	57,461
3.40%, 4/1/2032	145,000	128,054
3.60%, 9/15/2047	50,000	36,108
3.70%, 9/1/2028	50,000	47,651
4.20%, 8/15/2045	150,000	120,940
5.10%, 3/15/2034	50,000	49,608
Edison International:
4.13%, 3/15/2028	50,000	47,757
5.25%, 11/15/2028	285,000	282,458
6.95%, 11/15/2029	300,000	318,768
Emera U.S. Finance LP 4.75%, 6/15/2046	130,000	106,925
Enel Chile SA 4.88%, 6/12/2028	50,000	48,345
Entergy Arkansas LLC:
2.65%, 6/15/2051	100,000	58,075
3.35%, 6/15/2052	100,000	67,169
4.20%, 4/1/2049	25,000	19,889
Entergy Corp.:
1.90%, 6/15/2028	125,000	110,115
2.40%, 6/15/2031	150,000	123,784
2.95%, 9/1/2026	50,000	47,423
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	21,769
3.10%, 6/15/2041	250,000	180,220
3.25%, 4/1/2028	200,000	187,342
4.20%, 4/1/2050	50,000	39,273
5.35%, 3/15/2034	500,000	496,200
Entergy Mississippi LLC:
2.85%, 6/1/2028 (b)	25,000	22,983
3.50%, 6/1/2051	145,000	100,759
3.85%, 6/1/2049	125,000	92,050
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	68,531
Security Description	Principal Amount	Value
3.55%, 9/30/2049	$25,000	$17,796
5.80%, 9/1/2053	640,000	639,610
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	16,640
4.13%, 3/1/2042	30,000	24,718
5.70%, 3/15/2053	135,000	132,361
5.90%, 11/15/2033	150,000	154,344
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	50,000	42,519
Series 2019, 4.13%, 4/1/2049	100,000	78,108
4.20%, 6/15/2047	25,000	20,012
4.20%, 3/15/2048	50,000	39,637
5.40%, 4/1/2034	100,000	99,275
Eversource Energy:
2.90%, 3/1/2027	100,000	93,897
3.38%, 3/1/2032	100,000	85,892
Series O, 4.25%, 4/1/2029	25,000	23,812
5.45%, 3/1/2028	360,000	361,130
5.95%, 2/1/2029	250,000	255,590
5.95%, 7/15/2034	500,000	504,845
Exelon Corp.:
2.75%, 3/15/2027	100,000	93,747
3.35%, 3/15/2032 (b)	100,000	87,565
3.40%, 4/15/2026	100,000	96,780
4.10%, 3/15/2052	350,000	268,499
4.70%, 4/15/2050	250,000	211,185
5.10%, 6/15/2045	330,000	299,864
5.15%, 3/15/2028	550,000	548,471
5.30%, 3/15/2033 (b)	100,000	99,282
5.60%, 3/15/2053	100,000	96,208
FirstEnergy Corp. Series B, 4.15%, 7/15/2027	500,000	479,570
Florida Power & Light Co.:
2.45%, 2/3/2032	500,000	416,730
2.88%, 12/4/2051	750,000	476,370
3.15%, 10/1/2049	30,000	20,401
3.95%, 3/1/2048	85,000	66,923
3.99%, 3/1/2049	25,000	19,777
4.05%, 10/1/2044	50,000	40,982
4.13%, 6/1/2048	100,000	81,216
5.10%, 4/1/2033	500,000	497,780
5.30%, 6/15/2034	250,000	252,147
Fortis, Inc. 3.06%, 10/4/2026	50,000	47,438
Georgia Power Co. Series A, 3.25%, 3/15/2051	570,000	386,853
Idaho Power Co. Series MTN, 5.80%, 4/1/2054	250,000	248,137
Indiana Michigan Power Co.:
3.25%, 5/1/2051	45,000	29,600
4.25%, 8/15/2048	15,000	11,947
Interstate Power & Light Co.:
3.50%, 9/30/2049	50,000	34,955

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 9/15/2046	$50,000	$36,704
4.10%, 9/26/2028	50,000	47,950
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	100,000	92,868
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	47,140
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	116,799
National Grid PLC 5.42%, 1/11/2034	350,000	342,461
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026	100,000	92,263
1.35%, 3/15/2031	50,000	39,079
Series MTN, 1.65%, 6/15/2031	200,000	158,326
3.40%, 2/7/2028	50,000	47,395
3.90%, 11/1/2028	100,000	95,258
4.02%, 11/1/2032	50,000	45,750
Series GMTN, 4.85%, 2/7/2029	250,000	248,607
Series GMTN, 5.00%, 2/7/2031	250,000	247,377
Series MTN, 5.05%, 9/15/2028	500,000	501,210
NextEra Energy Capital Holdings, Inc.:
2.25%, 6/1/2030	250,000	213,090
2.44%, 1/15/2032	500,000	410,070
2.75%, 11/1/2029	165,000	146,781
3.50%, 4/1/2029	100,000	92,876
3.55%, 5/1/2027	100,000	95,506
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (b) (d)	25,000	23,060
4.90%, 3/15/2029	200,000	198,094
4.95%, 1/29/2026	130,000	129,238
5.05%, 2/28/2033	500,000	486,415
5.25%, 3/15/2034	200,000	196,506
5.25%, 2/28/2053 (b)	500,000	462,800
5.55%, 3/15/2054	200,000	191,906
5.75%, 9/1/2025	200,000	200,448
Northern States Power Co.:
2.60%, 6/1/2051	50,000	29,816
2.90%, 3/1/2050	30,000	19,088
3.60%, 9/15/2047	50,000	36,386
5.10%, 5/15/2053	350,000	323,025
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	47,609
OGE Energy Corp. 5.45%, 5/15/2029	85,000	85,667
Oglethorpe Power Corp.:
5.05%, 10/1/2048	100,000	87,708
5.80%, 6/1/2054 (c)	50,000	48,976
6.20%, 12/1/2053	150,000	153,351
Security Description	Principal Amount	Value
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	$100,000	$79,808
4.00%, 6/1/2049	20,000	15,105
5.00%, 6/1/2033	350,000	337,067
Oklahoma Gas & Electric Co.:
3.80%, 8/15/2028	50,000	47,720
5.40%, 1/15/2033	105,000	105,268
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	70,000	65,944
2.75%, 5/15/2030	75,000	66,217
3.70%, 11/15/2028	200,000	190,072
3.80%, 9/30/2047	100,000	76,253
4.15%, 6/1/2032 (b)	75,000	69,792
5.35%, 10/1/2052	100,000	95,601
5.55%, 6/15/2054 (c)	245,000	240,448
5.65%, 11/15/2033	355,000	364,166
7.50%, 9/1/2038	50,000	59,609
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	350,000	288,596
3.25%, 6/1/2031	790,000	679,495
3.30%, 8/1/2040	350,000	248,881
3.45%, 7/1/2025	250,000	244,070
3.50%, 8/1/2050	295,000	193,016
4.20%, 3/1/2029	70,000	66,203
4.20%, 6/1/2041	55,000	42,967
4.50%, 7/1/2040	250,000	206,065
4.55%, 7/1/2030	250,000	237,075
4.95%, 7/1/2050	250,000	206,470
5.25%, 3/1/2052	500,000	428,460
6.15%, 1/15/2033	250,000	253,957
6.75%, 1/15/2053	1,000,000	1,039,040
PacifiCorp:
2.70%, 9/15/2030	320,000	277,581
2.90%, 6/15/2052	200,000	118,086
3.30%, 3/15/2051	65,000	42,105
5.35%, 12/1/2053	1,100,000	998,701
5.45%, 2/15/2034	550,000	543,081
5.50%, 5/15/2054	350,000	325,727
PECO Energy Co.:
3.05%, 3/15/2051	45,000	29,202
3.90%, 3/1/2048	125,000	96,450
PG&E Wildfire Recovery Funding LLC:
Series A-1, 3.59%, 6/1/2032	305,645	291,983
Series A-2, 4.72%, 6/1/2039	300,000	286,452
Series A-4, 5.21%, 12/1/2049	500,000	484,565
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	46,387
3.95%, 6/1/2047	50,000	39,626
5.00%, 5/15/2033	145,000	142,864
5.25%, 5/15/2053	585,000	557,675

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	$500,000	$406,180
Series 34, 3.20%, 3/1/2050	30,000	19,711
3.80%, 6/15/2047	150,000	109,359
5.35%, 5/15/2034	80,000	79,283
5.75%, 5/15/2054	600,000	593,100
Public Service Co. of Oklahoma 5.25%, 1/15/2033	200,000	195,658
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	150,000	139,897
Series MTN, 2.05%, 8/1/2050	50,000	26,954
Series MTN, 3.00%, 3/1/2051	150,000	97,864
Series MTN, 3.20%, 5/15/2029	50,000	46,227
Series MTN, 3.20%, 8/1/2049	30,000	20,663
Series MTN, 3.60%, 12/1/2047	100,000	74,323
Series MTN, 3.65%, 9/1/2042	50,000	39,130
Series MTN, 3.70%, 5/1/2028	50,000	47,759
Series MTN, 4.90%, 12/15/2032	625,000	614,981
Series MTN, 5.20%, 3/1/2034 (b)	250,000	250,187
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	100,000	80,983
2.45%, 11/15/2031	100,000	82,321
5.20%, 4/1/2029	55,000	54,862
5.45%, 4/1/2034	55,000	54,549
Puget Energy, Inc. 4.22%, 3/15/2032	180,000	161,343
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	42,806
4.22%, 6/15/2048	65,000	51,503
5.33%, 6/15/2034	195,000	194,317
5.80%, 3/15/2040	50,000	49,959
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	150,000	123,160
Series WWW, 2.95%, 8/15/2051	350,000	227,416
Series RRR, 3.75%, 6/1/2047	50,000	37,264
5.35%, 4/1/2053	300,000	283,578
5.55%, 4/15/2054	250,000	244,585
Sempra:
3.25%, 6/15/2027	300,000	283,191
3.40%, 2/1/2028	30,000	28,221
Security Description	Principal Amount	Value
3.80%, 2/1/2038	$100,000	$81,696
4.00%, 2/1/2048	30,000	22,823
5.40%, 8/1/2026	200,000	199,864
5.50%, 8/1/2033 (b)	200,000	199,880
5 yr. CMT + 2.79%, 6.88%, 10/1/2054 (d)	500,000	497,345
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	47,686
Southern California Edison Co.:
2.25%, 6/1/2030	100,000	84,777
2.75%, 2/1/2032	125,000	105,444
2.85%, 8/1/2029	115,000	103,204
Series 20A, 2.95%, 2/1/2051	500,000	309,355
Series C, 3.60%, 2/1/2045	50,000	36,508
3.65%, 2/1/2050	250,000	177,735
Series B, 3.65%, 3/1/2028	100,000	94,700
Series 2013-A, 3.90%, 3/15/2043	50,000	38,792
4.00%, 4/1/2047	191,000	146,170
Series A, 4.20%, 3/1/2029	100,000	95,594
4.50%, 9/1/2040	25,000	21,513
4.88%, 2/1/2027	350,000	347,312
5.15%, 6/1/2029	250,000	249,887
5.30%, 3/1/2028	250,000	250,497
5.35%, 3/1/2026	500,000	499,195
5.45%, 6/1/2031	85,000	85,626
5.88%, 12/1/2053	350,000	349,279
Southern Co.:
3.25%, 7/1/2026	250,000	240,377
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (d)	500,000	484,510
4.25%, 7/1/2036	250,000	221,135
4.85%, 6/15/2028	500,000	494,825
5.50%, 3/15/2029	250,000	253,322
5.70%, 3/15/2034	250,000	254,357
Southern Power Co.:
0.90%, 1/15/2026	250,000	233,060
Series F, 4.95%, 12/15/2046	150,000	130,428
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	300,000	282,237
Series K, 2.75%, 10/1/2026	50,000	47,167
3.25%, 11/1/2051	250,000	157,717
Series M, 4.10%, 9/15/2028	25,000	23,839
Southwestern Public Service Co. 3.75%, 6/15/2049	100,000	71,703
Tampa Electric Co.:
3.63%, 6/15/2050	150,000	107,386
4.30%, 6/15/2048	50,000	40,529
4.45%, 6/15/2049	25,000	20,892
Tucson Electric Power Co.:
3.25%, 5/1/2051	35,000	23,047
4.85%, 12/1/2048 (b)	50,000	43,569

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 4/15/2053	$200,000	$192,346
Union Electric Co.:
2.15%, 3/15/2032	250,000	200,965
3.50%, 3/15/2029	250,000	235,475
4.00%, 4/1/2048	50,000	38,833
5.20%, 4/1/2034	50,000	49,610
Virginia Electric & Power Co.:
2.45%, 12/15/2050	375,000	210,727
Series B, 2.95%, 11/15/2026	30,000	28,527
3.30%, 12/1/2049	50,000	33,729
Series B, 3.75%, 5/15/2027	155,000	149,324
4.60%, 12/1/2048	250,000	212,590
5.35%, 1/15/2054	350,000	330,718
5.45%, 4/1/2053	500,000	477,675
8.88%, 11/15/2038	50,000	64,567
WEC Energy Group, Inc.:
1.80%, 10/15/2030	250,000	203,607
2.20%, 12/15/2028	100,000	88,104
4.75%, 1/9/2026	385,000	380,973
5.60%, 9/12/2026	65,000	65,260
Wisconsin Electric Power Co. 4.30%, 10/15/2048	25,000	20,595
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	275,000	219,717
4.95%, 4/1/2033	90,000	87,043
Wisconsin Public Service Corp. 5.35%, 11/10/2025	75,000	74,926
Xcel Energy, Inc.:
1.75%, 3/15/2027	500,000	455,205
2.60%, 12/1/2029 (b)	100,000	87,284
4.00%, 6/15/2028	50,000	47,652
5.45%, 8/15/2033	500,000	491,380
5.50%, 3/15/2034	100,000	98,520
		64,465,145
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
0.88%, 10/15/2026	65,000	59,304
1.95%, 10/15/2030	50,000	42,246
2.00%, 12/21/2028	200,000	177,416
2.20%, 12/21/2031	700,000	583,016
		861,982
ELECTRONICS — 0.1%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	44,611
Allegion PLC 3.50%, 10/1/2029	50,000	46,107
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	50,000	47,304
5.60%, 5/29/2034	200,000	200,094
Amphenol Corp.:
2.20%, 9/15/2031	60,000	49,261
2.80%, 2/15/2030	100,000	89,030
4.35%, 6/1/2029	50,000	48,484
Security Description	Principal Amount	Value
4.75%, 3/30/2026	$65,000	$64,453
5.05%, 4/5/2027	55,000	54,962
5.05%, 4/5/2029	100,000	100,305
5.25%, 4/5/2034	100,000	99,724
Arrow Electronics, Inc.:
3.88%, 1/12/2028 (b)	25,000	23,669
5.88%, 4/10/2034	65,000	64,336
Avnet, Inc. 3.00%, 5/15/2031 (b)	100,000	83,794
Flex Ltd.:
3.75%, 2/1/2026	50,000	48,517
4.88%, 6/15/2029	75,000	72,638
6.00%, 1/15/2028	355,000	359,633
Fortive Corp. 3.15%, 6/15/2026	50,000	47,956
Honeywell International, Inc.:
1.10%, 3/1/2027	200,000	181,320
1.75%, 9/1/2031	160,000	129,680
1.95%, 6/1/2030	250,000	213,100
2.50%, 11/1/2026	150,000	141,780
2.70%, 8/15/2029	60,000	54,297
4.25%, 1/15/2029 (b)	160,000	156,525
4.50%, 1/15/2034	175,000	167,989
4.88%, 9/1/2029	150,000	150,187
4.95%, 9/1/2031	250,000	250,200
5.00%, 3/1/2035	150,000	148,696
5.25%, 3/1/2054	150,000	145,588
5.35%, 3/1/2064	150,000	145,489
Hubbell, Inc.:
2.30%, 3/15/2031	60,000	49,972
3.35%, 3/1/2026	50,000	48,403
Jabil, Inc.:
1.70%, 4/15/2026	65,000	60,728
3.60%, 1/15/2030	25,000	22,554
3.95%, 1/12/2028	25,000	23,745
5.45%, 2/1/2029	155,000	154,884
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	44,546
4.60%, 4/6/2027	30,000	29,442
TD SYNNEX Corp. 6.10%, 4/12/2034	85,000	85,243
Trimble, Inc. 4.90%, 6/15/2028 (b)	50,000	49,342
Tyco Electronics Group SA:
2.50%, 2/4/2032	45,000	37,912
3.70%, 2/15/2026	50,000	48,815
4.50%, 2/13/2026	150,000	148,623
		4,233,938
ENGINEERING & CONSTRUCTION — 0.0% (a)
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	350,000	361,084
MasTec, Inc. 5.90%, 6/15/2029	500,000	502,375
		863,459

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
ENTERTAINMENT — 0.1%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	$685,000	$649,750
4.05%, 3/15/2029 (b)	500,000	461,765
4.28%, 3/15/2032 (b)	645,000	562,814
5.05%, 3/15/2042 (b)	550,000	446,968
5.14%, 3/15/2052	1,250,000	972,725
5.39%, 3/15/2062	500,000	390,020
		3,484,042
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	100,000	79,248
2.90%, 7/1/2026	45,000	43,017
3.38%, 11/15/2027	60,000	56,921
3.95%, 5/15/2028	150,000	144,187
4.88%, 4/1/2029	220,000	218,209
5.00%, 12/15/2033	350,000	342,429
5.20%, 11/15/2034 (b)	100,000	99,264
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	93,564
2.95%, 1/15/2052	115,000	73,544
3.05%, 4/1/2050	20,000	13,271
3.50%, 5/1/2029 (b)	50,000	46,725
5.00%, 3/1/2034	300,000	293,280
Waste Management, Inc.:
0.75%, 11/15/2025	20,000	18,795
1.15%, 3/15/2028	30,000	26,184
1.50%, 3/15/2031	30,000	24,014
2.00%, 6/1/2029	75,000	65,522
2.50%, 11/15/2050	20,000	11,885
2.95%, 6/1/2041	55,000	39,797
4.63%, 2/15/2030	250,000	245,965
4.63%, 2/15/2033	250,000	241,425
4.88%, 2/15/2029 (b)	200,000	199,420
4.95%, 7/3/2031 (e)	360,000	356,918
		2,733,584
FOOD — 0.3%
Campbell Soup Co.:
2.38%, 4/24/2030 (b)	15,000	12,921
4.15%, 3/15/2028	50,000	48,433
4.80%, 3/15/2048	20,000	17,449
5.20%, 3/19/2027	50,000	50,072
5.20%, 3/21/2029	550,000	550,731
5.30%, 3/20/2026	35,000	34,919
5.40%, 3/21/2034	40,000	39,758
Conagra Brands, Inc.:
5.30%, 10/1/2026	205,000	204,777
5.30%, 11/1/2038	265,000	249,455
5.40%, 11/1/2048	40,000	36,825
Flowers Foods, Inc. 2.40%, 3/15/2031	45,000	37,437
General Mills, Inc.:
3.00%, 2/1/2051	510,000	325,757
3.20%, 2/10/2027	100,000	95,268
Security Description	Principal Amount	Value
4.20%, 4/17/2028	$25,000	$24,212
4.70%, 1/30/2027	60,000	59,261
4.95%, 3/29/2033	145,000	141,246
5.50%, 10/17/2028	115,000	116,602
Hershey Co.:
3.20%, 8/21/2025	25,000	24,460
4.25%, 5/4/2028 (b)	175,000	172,139
4.50%, 5/4/2033	180,000	174,920
Hormel Foods Corp.:
1.70%, 6/3/2028 (b)	570,000	506,251
3.05%, 6/3/2051 (b)	45,000	29,688
Ingredion, Inc. 2.90%, 6/1/2030	100,000	88,162
J M Smucker Co.:
3.38%, 12/15/2027	100,000	94,760
3.55%, 3/15/2050	25,000	17,154
4.25%, 3/15/2035	50,000	44,717
6.20%, 11/15/2033 (b)	125,000	131,253
6.50%, 11/15/2043	95,000	100,053
6.50%, 11/15/2053	145,000	155,658
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL:
5.75%, 4/1/2033	250,000	248,628
6.50%, 12/1/2052	500,000	497,060
6.75%, 3/15/2034 (c)	233,000	246,453
7.25%, 11/15/2053 (c)	500,000	541,945
Kellanova:
4.30%, 5/15/2028	100,000	97,353
4.50%, 4/1/2046	100,000	83,426
5.25%, 3/1/2033	70,000	69,589
5.75%, 5/16/2054	140,000	139,910
Kraft Heinz Foods Co.:
3.88%, 5/15/2027	750,000	725,535
4.88%, 10/1/2049	750,000	654,270
Kroger Co.:
2.65%, 10/15/2026	50,000	47,220
3.70%, 8/1/2027	35,000	33,637
3.95%, 1/15/2050	550,000	423,802
4.45%, 2/1/2047	100,000	82,595
4.65%, 1/15/2048	100,000	84,762
McCormick & Co., Inc. 3.40%, 8/15/2027	100,000	95,008
Mondelez International, Inc.:
1.50%, 2/4/2031	40,000	31,958
1.88%, 10/15/2032 (b)	75,000	58,928
2.63%, 3/17/2027	200,000	187,490
2.63%, 9/4/2050	35,000	20,929
2.75%, 4/13/2030	35,000	31,020
3.00%, 3/17/2032 (b)	200,000	172,386
Pilgrim's Pride Corp. 6.25%, 7/1/2033	145,000	147,256
Sysco Corp.:
2.40%, 2/15/2030 (b)	10,000	8,663
2.45%, 12/14/2031	145,000	119,764
3.15%, 12/14/2051	500,000	327,475

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 7/15/2027	$50,000	$47,356
3.30%, 7/15/2026	100,000	96,146
3.30%, 2/15/2050	10,000	6,844
3.75%, 10/1/2025	5,000	4,894
4.45%, 3/15/2048	50,000	41,558
4.85%, 10/1/2045	5,000	4,428
6.00%, 1/17/2034	350,000	367,199
6.60%, 4/1/2050	250,000	278,422
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	143,412
4.55%, 6/2/2047	285,000	229,006
5.40%, 3/15/2029	95,000	95,190
5.70%, 3/15/2034	90,000	89,596
		10,165,451
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	200,000	187,090
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	28,180
International Paper Co. 4.35%, 8/15/2048	27,000	21,867
Suzano Austria GmbH:
2.50%, 9/15/2028	125,000	109,610
3.13%, 1/15/2032	80,000	65,308
3.75%, 1/15/2031	150,000	130,324
Suzano International Finance BV 5.50%, 1/17/2027	25,000	24,825
		567,204
GAS — 0.1%
Atmos Energy Corp.:
1.50%, 1/15/2031	100,000	80,165
2.63%, 9/15/2029	200,000	178,472
3.00%, 6/15/2027	150,000	141,826
4.15%, 1/15/2043	25,000	20,902
CenterPoint Energy Resources Corp. 5.25%, 3/1/2028	250,000	250,882
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	47,756
5.50%, 1/15/2026	30,000	29,886
NiSource, Inc.:
0.95%, 8/15/2025	560,000	531,978
1.70%, 2/15/2031	100,000	79,634
2.95%, 9/1/2029	100,000	89,832
3.49%, 5/15/2027	50,000	47,688
4.38%, 5/15/2047	150,000	120,504
4.80%, 2/15/2044	30,000	26,032
5.20%, 7/1/2029	245,000	244,125
ONE Gas, Inc. 4.50%, 11/1/2048	90,000	75,437
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	190,000	159,513
Security Description	Principal Amount	Value
5.05%, 5/15/2052	$750,000	$655,470
Southern California Gas Co.:
2.95%, 4/15/2027	110,000	103,555
3.75%, 9/15/2042	30,000	23,329
Series VV, 4.30%, 1/15/2049	50,000	40,048
Series MM, 5.13%, 11/15/2040	25,000	23,661
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	500,000	404,460
4.40%, 5/30/2047	150,000	121,609
5.75%, 9/15/2033	300,000	307,083
Southwest Gas Corp.:
3.70%, 4/1/2028	25,000	23,741
4.05%, 3/15/2032	90,000	81,458
5.45%, 3/23/2028	165,000	166,170
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	36,579
		4,111,795
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 4.63%, 6/15/2028	50,000	48,792
Regal Rexnord Corp.:
6.05%, 2/15/2026	500,000	502,200
6.05%, 4/15/2028	500,000	505,965
6.40%, 4/15/2033	500,000	513,235
Snap-on, Inc. 3.10%, 5/1/2050	70,000	47,688
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	100,000	57,256
3.40%, 3/1/2026	35,000	33,909
4.25%, 11/15/2028 (b)	100,000	96,444
6.27%, 3/6/2026	250,000	249,903
		2,055,392
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.40%, 6/30/2030	500,000	415,475
3.75%, 11/30/2026	85,000	82,909
4.75%, 11/30/2036	250,000	242,552
4.75%, 4/15/2043	25,000	23,458
4.90%, 11/30/2046	650,000	612,124
Baxter International, Inc.:
1.73%, 4/1/2031	45,000	35,698
1.92%, 2/1/2027	600,000	549,846
2.27%, 12/1/2028 (b)	500,000	440,480
3.13%, 12/1/2051	250,000	157,102
3.50%, 8/15/2046	50,000	35,056
Boston Scientific Corp.:
2.65%, 6/1/2030	100,000	87,841
4.55%, 3/1/2039	50,000	46,590
4.70%, 3/1/2049	35,000	31,170

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Danaher Corp. 2.60%, 10/1/2050	$565,000	$344,853
DH Europe Finance II SARL:
2.60%, 11/15/2029	30,000	26,751
3.25%, 11/15/2039	50,000	39,511
3.40%, 11/15/2049	50,000	35,956
GE HealthCare Technologies, Inc.:
5.60%, 11/15/2025	500,000	500,430
5.65%, 11/15/2027	500,000	506,725
Medtronic Global Holdings SCA 4.25%, 3/30/2028	155,000	151,421
Medtronic, Inc.:
4.38%, 3/15/2035	54,000	50,849
4.63%, 3/15/2045	345,000	311,835
Revvity, Inc.:
2.25%, 9/15/2031	105,000	85,788
2.55%, 3/15/2031	85,000	71,131
3.30%, 9/15/2029	65,000	59,149
Smith & Nephew PLC:
2.03%, 10/14/2030	50,000	41,302
5.40%, 3/20/2034	55,000	54,165
Solventum Corp.:
5.45%, 2/25/2027 (c)	250,000	249,815
5.60%, 3/23/2034 (c)	300,000	294,444
5.90%, 4/30/2054 (c)	900,000	860,283
Stryker Corp.:
1.95%, 6/15/2030	50,000	42,104
2.90%, 6/15/2050	25,000	16,371
3.38%, 11/1/2025	25,000	24,334
3.50%, 3/15/2026	25,000	24,273
3.65%, 3/7/2028	50,000	47,619
4.63%, 3/15/2046	375,000	329,737
4.85%, 12/8/2028	115,000	114,109
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	100,000	82,206
5.00%, 12/5/2026	700,000	699,202
5.00%, 1/31/2029	500,000	500,970
5.09%, 8/10/2033	150,000	149,507
5.20%, 1/31/2034	175,000	175,943
5.40%, 8/10/2043	65,000	64,899
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031	100,000	83,585
5.35%, 12/1/2028	100,000	100,581
		8,900,149
HEALTH CARE SERVICES — 0.7%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	250,000	161,585
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	50,000	36,500
Aetna, Inc.:
3.88%, 8/15/2047	350,000	253,816
Security Description	Principal Amount	Value
4.13%, 11/15/2042	$25,000	$19,626
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	75,000	47,596
Ascension Health 3.95%, 11/15/2046	150,000	125,133
Banner Health 2.34%, 1/1/2030 (b)	40,000	34,710
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030 (b)	25,000	20,626
Centene Corp.:
2.50%, 3/1/2031	500,000	410,635
3.38%, 2/15/2030	500,000	443,670
4.63%, 12/15/2029	1,000,000	945,220
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	15,000	9,348
CommonSpirit Health:
4.19%, 10/1/2049 (b)	250,000	200,195
4.35%, 11/1/2042	25,000	21,071
5.32%, 12/1/2034	195,000	191,586
5.55%, 12/1/2054	625,000	612,844
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	40,332
Elevance Health, Inc.:
1.50%, 3/15/2026	600,000	563,196
2.25%, 5/15/2030	265,000	227,010
2.55%, 3/15/2031	100,000	85,203
3.13%, 5/15/2050	270,000	180,967
3.60%, 3/15/2051	305,000	219,115
3.65%, 12/1/2027	130,000	124,238
4.10%, 3/1/2028	100,000	96,707
4.10%, 5/15/2032	200,000	185,554
4.38%, 12/1/2047	130,000	107,905
4.55%, 3/1/2048	50,000	42,385
4.65%, 1/15/2043	50,000	44,120
4.75%, 2/15/2033	250,000	241,320
5.13%, 2/15/2053	500,000	460,020
HCA, Inc.:
2.38%, 7/15/2031	650,000	533,552
3.13%, 3/15/2027	45,000	42,516
3.50%, 7/15/2051	650,000	434,564
3.63%, 3/15/2032	650,000	572,429
4.13%, 6/15/2029	35,000	33,147
4.50%, 2/15/2027	50,000	48,866
4.63%, 3/15/2052	500,000	403,765
5.13%, 6/15/2039	275,000	254,523
5.25%, 6/15/2026	65,000	64,745
5.25%, 6/15/2049	100,000	89,080
5.50%, 6/1/2033	550,000	545,385
5.50%, 6/15/2047	65,000	59,996
5.90%, 6/1/2053	750,000	730,125

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Humana, Inc.:
2.15%, 2/3/2032	$350,000	$278,932
3.70%, 3/23/2029 (b)	105,000	98,427
4.80%, 3/15/2047	100,000	84,677
4.95%, 10/1/2044	50,000	43,492
5.38%, 4/15/2031	110,000	109,396
5.75%, 12/1/2028	750,000	764,685
5.95%, 3/15/2034	250,000	255,625
Indiana University Health, Inc. Obligated Group Series 2021, 2.85%, 11/1/2051	25,000	16,419
IQVIA, Inc. 6.25%, 2/1/2029	440,000	452,254
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	40,545
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	135,000	97,440
Series 2021, 3.00%, 6/1/2051	135,000	90,192
Series 2019, 3.27%, 11/1/2049	105,000	74,833
4.15%, 5/1/2047	500,000	418,060
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	70,000	65,025
2.70%, 6/1/2031	100,000	85,567
2.95%, 12/1/2029	100,000	89,316
4.70%, 2/1/2045	25,000	21,919
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	100,000	78,233
Mayo Clinic Series 2021, 3.20%, 11/15/2061	100,000	66,705
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	55,000	37,193
4.13%, 7/1/2052	25,000	20,675
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	41,028
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	31,873
Mount Sinai Hospital Series 2019, 3.74%, 7/1/2049	35,000	25,438
New York & Presbyterian Hospital:
2.26%, 8/1/2040	50,000	33,777
Series 2019, 3.95%, 8/1/2119	35,000	25,164
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	40,383
Security Description	Principal Amount	Value
Novant Health, Inc. 3.17%, 11/1/2051	$85,000	$57,200
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	100,000	69,411
Orlando Health Obligated Group 3.33%, 10/1/2050	25,000	18,299
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	80,000	70,150
5.40%, 10/1/2033	250,000	248,812
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	31,032
4.20%, 6/30/2029	100,000	96,272
4.70%, 3/30/2045	25,000	22,253
6.40%, 11/30/2033	500,000	535,220
Sutter Health:
Series 20A, 2.29%, 8/15/2030	55,000	47,204
Series 20A, 3.36%, 8/15/2050	55,000	39,370
5.16%, 8/15/2033	180,000	180,639
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	50,000	35,299
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	100,000	92,997
1.25%, 1/15/2026	35,000	32,983
2.00%, 5/15/2030	305,000	259,204
2.30%, 5/15/2031	100,000	83,980
2.75%, 5/15/2040	300,000	215,730
2.90%, 5/15/2050	200,000	129,668
3.05%, 5/15/2041	350,000	258,678
3.10%, 3/15/2026	50,000	48,382
3.13%, 5/15/2060	100,000	63,173
3.25%, 5/15/2051	100,000	68,673
3.38%, 4/15/2027 (b)	100,000	95,910
3.50%, 8/15/2039	200,000	161,564
3.70%, 12/15/2025	10,000	9,788
3.75%, 7/15/2025	305,000	300,468
3.75%, 10/15/2047	50,000	38,107
3.88%, 12/15/2028	15,000	14,375
4.25%, 1/15/2029	750,000	730,605
4.25%, 4/15/2047	100,000	83,191
4.60%, 4/15/2027	350,000	347,116
4.63%, 7/15/2035	200,000	191,674
4.75%, 7/15/2045	230,000	208,447
4.75%, 5/15/2052	500,000	442,750
5.00%, 4/15/2034	350,000	345,331
5.15%, 10/15/2025	45,000	44,950
5.20%, 4/15/2063	750,000	696,232
5.25%, 2/15/2028	145,000	146,894
5.35%, 2/15/2033	700,000	709,128
5.38%, 4/15/2054	750,000	728,415

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 2/15/2053	$500,000	$519,365
6.88%, 2/15/2038	25,000	28,618
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	550,000	359,051
		22,358,807
HOME BUILDERS — 0.0% (a)
Lennar Corp. 4.75%, 11/29/2027	250,000	246,502
MDC Holdings, Inc. 3.97%, 8/6/2061	200,000	169,394
NVR, Inc. 3.00%, 5/15/2030	130,000	115,184
PulteGroup, Inc. 5.00%, 1/15/2027	106,000	105,202
		636,282
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 4.40%, 3/15/2029	100,000	91,426
Whirlpool Corp.:
2.40%, 5/15/2031	25,000	20,567
4.50%, 6/1/2046 (b)	25,000	20,022
4.60%, 5/15/2050	50,000	39,838
4.75%, 2/26/2029 (b)	60,000	59,044
5.50%, 3/1/2033 (b)	100,000	98,596
		329,493
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	55,000	43,532
4.60%, 3/1/2028	145,000	144,825
4.80%, 3/2/2026	120,000	119,717
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	95,000	78,068
2.38%, 12/1/2029	40,000	35,088
3.13%, 12/1/2049	60,000	40,074
4.38%, 5/15/2028	115,000	112,656
4.65%, 5/15/2033	125,000	120,696
5.00%, 2/14/2034 (b)	350,000	343,451
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	250,000	238,585
3.63%, 3/24/2032	250,000	223,817
Procter & Gamble Co.:
1.00%, 4/23/2026	500,000	466,915
1.20%, 10/29/2030 (b)	300,000	244,275
1.90%, 2/1/2027	500,000	465,520
2.45%, 11/3/2026	150,000	142,097
3.00%, 3/25/2030	100,000	92,041
3.95%, 1/26/2028	500,000	489,280
4.05%, 1/26/2033 (b)	200,000	191,792
Unilever Capital Corp.:
1.38%, 9/14/2030	100,000	81,458
1.75%, 8/12/2031	140,000	113,679
2.00%, 7/28/2026	100,000	93,991
Security Description	Principal Amount	Value
2.90%, 5/5/2027	$150,000	$142,201
3.10%, 7/30/2025 (b)	50,000	48,947
		4,072,705
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp. 5.75%, 3/15/2033	250,000	255,850
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	40,000	33,231
5.60%, 11/15/2032	95,000	98,538
Clorox Co.:
3.10%, 10/1/2027	50,000	47,017
3.90%, 5/15/2028	50,000	48,045
4.40%, 5/1/2029	200,000	194,682
Kimberly-Clark Corp.:
1.05%, 9/15/2027	15,000	13,300
2.00%, 11/2/2031	250,000	207,527
2.75%, 2/15/2026	25,000	24,083
3.10%, 3/26/2030	40,000	36,572
3.20%, 4/25/2029 (b)	100,000	93,215
3.90%, 5/4/2047	50,000	39,518
3.95%, 11/1/2028 (b)	55,000	53,065
4.50%, 2/16/2033	100,000	97,140
		1,241,783
INSURANCE — 0.7%
Aflac, Inc.:
1.13%, 3/15/2026 (b)	105,000	98,071
4.75%, 1/15/2049	75,000	66,524
Alleghany Corp. 4.90%, 9/15/2044	50,000	46,509
Allstate Corp.:
1.45%, 12/15/2030 (b)	250,000	199,625
3.85%, 8/10/2049	125,000	94,466
4.20%, 12/15/2046	50,000	40,367
5.05%, 6/24/2029	350,000	348,470
5.25%, 3/30/2033 (b)	195,000	194,218
American Financial Group, Inc. 4.50%, 6/15/2047	100,000	85,389
American International Group, Inc.:
4.38%, 6/30/2050	315,000	260,653
5.13%, 3/27/2033 (b)	500,000	492,815
Series A-9, 3 mo. USD Term SOFR + 2.87%, 5.75%, 4/1/2048 (d)	100,000	97,846
Aon Corp. 3.75%, 5/2/2029	100,000	93,861
Aon Corp./Aon Global Holdings PLC 2.60%, 12/2/2031	645,000	537,466
Aon Global Ltd. 3.88%, 12/15/2025	150,000	146,589
Aon North America, Inc.:
5.13%, 3/1/2027	95,000	94,877
5.15%, 3/1/2029	250,000	249,330
5.45%, 3/1/2034	250,000	248,887

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 3/1/2054	$250,000	$244,287
Arch Capital Group Ltd. 3.64%, 6/30/2050	105,000	75,681
Arthur J Gallagher & Co.:
5.45%, 7/15/2034	200,000	198,412
5.75%, 3/2/2053	350,000	340,077
Assurant, Inc.:
2.65%, 1/15/2032	600,000	493,578
4.90%, 3/27/2028	50,000	49,222
Assured Guaranty U.S. Holdings, Inc.:
3.60%, 9/15/2051	40,000	27,722
6.13%, 9/15/2028	40,000	41,189
Athene Holding Ltd.:
3.45%, 5/15/2052	500,000	319,545
3.50%, 1/15/2031 (b)	150,000	132,789
4.13%, 1/12/2028	100,000	96,408
6.25%, 4/1/2054	65,000	65,029
AXIS Specialty Finance LLC 3.90%, 7/15/2029 (b)	25,000	23,360
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	80,000	65,750
1.85%, 3/12/2030	10,000	8,545
2.30%, 3/15/2027	200,000	187,434
2.50%, 1/15/2051	110,000	66,057
2.85%, 10/15/2050	340,000	218,746
2.88%, 3/15/2032	200,000	175,004
3.85%, 3/15/2052	550,000	425,584
4.20%, 8/15/2048	100,000	83,949
4.25%, 1/15/2049	150,000	128,172
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	55,000	53,263
4.50%, 2/11/2043 (b)	180,000	166,630
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	150,000	142,534
4.70%, 6/22/2047 (b)	150,000	116,420
Brown & Brown, Inc.:
2.38%, 3/15/2031 (b)	150,000	123,943
4.20%, 3/17/2032	65,000	59,357
4.50%, 3/15/2029	50,000	48,212
5.65%, 6/11/2034	75,000	74,547
Chubb INA Holdings LLC:
1.38%, 9/15/2030	150,000	122,290
3.05%, 12/15/2061	500,000	317,860
3.35%, 5/3/2026	250,000	241,885
4.15%, 3/13/2043	25,000	21,372
4.35%, 11/3/2045	125,000	107,950
5.00%, 3/15/2034	95,000	94,123
CNA Financial Corp.:
2.05%, 8/15/2030	100,000	83,309
3.45%, 8/15/2027	100,000	94,778
4.50%, 3/1/2026 (b)	25,000	24,619
5.13%, 2/15/2034	55,000	53,274
Security Description	Principal Amount	Value
Corebridge Financial, Inc.:
3.65%, 4/5/2027	$500,000	$478,680
4.40%, 4/5/2052	500,000	393,630
Enstar Group Ltd. 4.95%, 6/1/2029 (b)	50,000	48,033
Equitable Holdings, Inc.:
4.35%, 4/20/2028	150,000	145,204
5.00%, 4/20/2048	100,000	89,676
5.59%, 1/11/2033	100,000	101,304
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	500,000	336,425
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	50,000	49,859
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031 (b)	70,000	60,890
4.85%, 4/17/2028	100,000	98,177
6.00%, 12/7/2033 (c)	200,000	203,132
6.10%, 3/15/2055 (c)	350,000	338,233
6.35%, 3/22/2054 (c)	80,000	80,090
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	100,000	81,574
3.20%, 9/17/2051	250,000	153,795
4.50%, 8/15/2028	50,000	48,463
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	80,138
4.55%, 9/15/2028 (b)	25,000	23,733
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	15,000	12,625
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029 (b)	70,000	62,224
2.90%, 9/15/2051	325,000	203,983
4.40%, 3/15/2048	100,000	83,184
Jackson Financial, Inc. 3.13%, 11/23/2031	350,000	293,391
Kemper Corp. 2.40%, 9/30/2030	100,000	81,792
Lincoln National Corp.:
3.05%, 1/15/2030 (b)	100,000	88,838
3.40%, 3/1/2032	250,000	216,117
3.80%, 3/1/2028 (b)	35,000	33,417
4.35%, 3/1/2048	50,000	38,003
6.30%, 10/9/2037	50,000	51,116
Loews Corp.:
3.20%, 5/15/2030	15,000	13,601
3.75%, 4/1/2026	50,000	48,732
Manulife Financial Corp.:
2.48%, 5/19/2027	70,000	64,852
3.70%, 3/16/2032	200,000	182,190
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (d)	50,000	47,902
Markel Group, Inc.:
3.45%, 5/7/2052	135,000	90,681
3.50%, 11/1/2027 (b)	50,000	47,381

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 9/17/2050	$50,000	$38,393
5.00%, 5/20/2049	30,000	26,522
Marsh & McLennan Cos., Inc.:
3.75%, 3/14/2026	25,000	24,403
4.38%, 3/15/2029	250,000	244,370
5.15%, 3/15/2034	145,000	144,727
5.40%, 9/15/2033	250,000	254,605
5.70%, 9/15/2053	400,000	404,052
Mercury General Corp. 4.40%, 3/15/2027	50,000	48,239
MetLife, Inc.:
4.05%, 3/1/2045	150,000	120,467
4.88%, 11/13/2043	200,000	182,042
5.25%, 1/15/2054	500,000	474,520
5.30%, 12/15/2034	250,000	249,340
5.38%, 7/15/2033 (b)	400,000	403,524
6.40%, 12/15/2066	100,000	101,255
Old Republic International Corp.:
3.85%, 6/11/2051	85,000	60,091
5.75%, 3/28/2034	100,000	99,374
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	125,382
3.70%, 5/15/2029	50,000	46,646
5.38%, 3/15/2033	140,000	139,808
Progressive Corp.:
2.50%, 3/15/2027	40,000	37,455
3.00%, 3/15/2032	50,000	43,388
4.00%, 3/1/2029	50,000	47,877
4.20%, 3/15/2048	100,000	82,083
4.95%, 6/15/2033	400,000	395,964
Prudential Financial, Inc.:
Series MTN, 3.70%, 3/13/2051	100,000	72,433
3.94%, 12/7/2049	100,000	75,854
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (b) (d)	170,000	160,580
Series MTN, 4.60%, 5/15/2044	75,000	65,435
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (d)	350,000	345,149
5 yr. CMT + 2.40%, 6.50%, 3/15/2054 (d)	500,000	505,600
Series MTN, 6.63%, 6/21/2040	25,000	27,487
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (b) (d)	510,000	522,684
Prudential Funding Asia PLC 3.63%, 3/24/2032	150,000	133,972
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	35,000	31,130
3.90%, 5/15/2029 (b)	50,000	46,912
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	28,451
Security Description	Principal Amount	Value
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033	$250,000	$250,242
Travelers Cos., Inc.:
2.55%, 4/27/2050	10,000	6,087
3.05%, 6/8/2051	250,000	167,360
3.75%, 5/15/2046	10,000	7,833
4.00%, 5/30/2047	80,000	64,514
4.05%, 3/7/2048	100,000	81,397
4.10%, 3/4/2049	100,000	81,511
5.45%, 5/25/2053	115,000	115,199
Series MTN, 6.25%, 6/15/2037	25,000	26,981
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	25,509
Unum Group:
4.00%, 6/15/2029	70,000	65,981
4.13%, 6/15/2051	100,000	73,470
4.50%, 12/15/2049	15,000	11,684
6.00%, 6/15/2054	315,000	301,578
W R Berkley Corp.:
3.55%, 3/30/2052	100,000	68,997
4.00%, 5/12/2050	45,000	34,395
Willis North America, Inc.:
3.88%, 9/15/2049	70,000	50,357
4.50%, 9/15/2028	50,000	48,566
4.65%, 6/15/2027	100,000	98,298
5.35%, 5/15/2033	250,000	245,052
5.90%, 3/5/2054	150,000	145,591
		21,060,750
INTERNET — 0.4%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (b)	400,000	330,928
2.70%, 2/9/2041	500,000	335,660
3.15%, 2/9/2051 (b)	100,000	63,661
3.40%, 12/6/2027	200,000	188,850
4.20%, 12/6/2047	260,000	205,465
Alphabet, Inc.:
1.10%, 8/15/2030 (b)	665,000	543,092
2.00%, 8/15/2026	250,000	235,395
2.05%, 8/15/2050	250,000	141,952
Amazon.com, Inc.:
1.00%, 5/12/2026	150,000	139,521
1.50%, 6/3/2030	235,000	195,786
1.65%, 5/12/2028	150,000	133,587
2.10%, 5/12/2031 (b)	150,000	126,389
2.50%, 6/3/2050	390,000	238,540
2.70%, 6/3/2060	280,000	164,788
2.88%, 5/12/2041	150,000	110,129
3.10%, 5/12/2051	150,000	103,071
3.15%, 8/22/2027	100,000	94,989
3.25%, 5/12/2061	150,000	100,049
3.30%, 4/13/2027	250,000	239,772
3.45%, 4/13/2029	200,000	189,742
3.60%, 4/13/2032	250,000	229,697
3.88%, 8/22/2037	125,000	110,379

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 4/13/2052	$500,000	$402,515
4.05%, 8/22/2047	125,000	104,144
4.25%, 8/22/2057	150,000	125,645
4.55%, 12/1/2027	250,000	248,167
4.60%, 12/1/2025	800,000	794,776
4.65%, 12/1/2029 (b)	500,000	497,985
4.70%, 12/1/2032	500,000	495,575
4.95%, 12/5/2044	125,000	120,803
5.20%, 12/3/2025	50,000	50,085
Baidu, Inc.:
1.63%, 2/23/2027 (b)	200,000	182,458
2.38%, 8/23/2031 (b)	200,000	165,700
Booking Holdings, Inc.:
3.60%, 6/1/2026	250,000	243,115
4.63%, 4/13/2030 (b)	100,000	98,386
eBay, Inc.:
1.40%, 5/10/2026	100,000	93,027
2.60%, 5/10/2031 (b)	100,000	84,865
2.70%, 3/11/2030 (b)	100,000	88,129
3.65%, 5/10/2051	50,000	35,629
Expedia Group, Inc.:
2.95%, 3/15/2031	555,000	480,508
3.25%, 2/15/2030	35,000	31,559
3.80%, 2/15/2028	50,000	47,590
4.63%, 8/1/2027	590,000	579,144
Meta Platforms, Inc.:
3.85%, 8/15/2032	500,000	465,215
4.45%, 8/15/2052	750,000	646,680
4.60%, 5/15/2028 (b)	250,000	249,022
4.95%, 5/15/2033 (b)	250,000	251,217
5.60%, 5/15/2053	500,000	510,375
Netflix, Inc. 5.88%, 11/15/2028	750,000	772,882
VeriSign, Inc. 2.70%, 6/15/2031	80,000	66,884
		12,153,522
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp. 5.95%, 7/15/2029	65,000	63,868
ARES Capital Corp.:
2.15%, 7/15/2026	250,000	231,007
2.88%, 6/15/2028	500,000	443,110
3.88%, 1/15/2026	100,000	96,536
Ares Strategic Income Fund 6.35%, 8/15/2029 (c)	250,000	247,932
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	100,000	91,705
Barings BDC, Inc. 7.00%, 2/15/2029	65,000	65,213
BlackRock TCP Capital Corp. 6.95%, 5/30/2029 (b)	45,000	43,934
Blackstone Private Credit Fund:
2.63%, 12/15/2026 (b)	200,000	182,974
Security Description	Principal Amount	Value
7.05%, 9/29/2025	$200,000	$201,932
7.30%, 11/27/2028 (c)	250,000	258,895
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	100,000	87,653
3.63%, 1/15/2026	150,000	144,001
Blue Owl Capital Corp. 3.40%, 7/15/2026	250,000	235,552
Blue Owl Credit Income Corp.:
6.65%, 3/15/2031	145,000	141,825
7.95%, 6/13/2028	200,000	206,806
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	500,000	449,050
FS KKR Capital Corp.:
3.40%, 1/15/2026	250,000	237,957
6.88%, 8/15/2029	200,000	198,234
Golub Capital BDC, Inc. 2.50%, 8/24/2026	160,000	147,395
HPS Corporate Lending Fund 6.25%, 9/30/2029 (b) (c)	150,000	148,224
Main Street Capital Corp. 3.00%, 7/14/2026	85,000	79,620
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	100,000	90,729
Prospect Capital Corp. 3.44%, 10/15/2028 (b)	100,000	85,373
Sixth Street Lending Partners 6.50%, 3/11/2029 (c)	350,000	346,409
Sixth Street Specialty Lending, Inc. 6.95%, 8/14/2028	70,000	71,489
		4,597,423
IRON/STEEL — 0.1%
ArcelorMittal SA:
6.00%, 6/17/2034	95,000	94,944
6.55%, 11/29/2027	200,000	206,282
6.80%, 11/29/2032 (b)	175,000	184,622
Nucor Corp.:
2.70%, 6/1/2030	15,000	13,247
2.98%, 12/15/2055	50,000	30,717
3.13%, 4/1/2032	90,000	77,891
4.30%, 5/23/2027	500,000	489,295
Reliance, Inc. 1.30%, 8/15/2025	40,000	38,068
Steel Dynamics, Inc.:
1.65%, 10/15/2027	10,000	8,919
3.25%, 10/15/2050	20,000	13,153
3.45%, 4/15/2030	40,000	36,543
5.38%, 8/15/2034 (e)	105,000	103,107
Vale Overseas Ltd.:
6.13%, 6/12/2033	375,000	377,085
6.40%, 6/28/2054 (b)	65,000	63,931

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.88%, 11/10/2039	$300,000	$319,482
		2,057,286
IT SERVICES — 0.1%
Apple, Inc.:
4.00%, 5/10/2028 (b)	925,000	905,723
4.30%, 5/10/2033 (b)	700,000	690,431
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033	350,000	359,506
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	250,000	182,947
3.45%, 12/15/2051	250,000	169,303
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	100,000	101,136
Hewlett Packard Enterprise Co. 5.25%, 7/1/2028	250,000	251,547
IBM International Capital Pte. Ltd.:
4.70%, 2/5/2026	350,000	347,389
4.90%, 2/5/2034	500,000	485,235
5.30%, 2/5/2054	105,000	98,344
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (b)	90,000	91,443
		3,683,004
LEISURE TIME — 0.0% (a)
Brunswick Corp. 4.40%, 9/15/2032 (b)	250,000	222,565
Polaris, Inc. 6.95%, 3/15/2029 (b)	350,000	366,814
		589,379
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	50,000	44,927
5.85%, 8/1/2034 (e)	125,000	123,112
Hyatt Hotels Corp.:
4.38%, 9/15/2028	50,000	48,294
5.25%, 6/30/2029 (b)	110,000	109,111
5.75%, 1/30/2027	190,000	191,699
Las Vegas Sands Corp.:
6.00%, 8/15/2029	125,000	125,942
6.20%, 8/15/2034	125,000	125,800
Marriott International, Inc.:
Series GG, 3.50%, 10/15/2032	500,000	434,015
5.00%, 10/15/2027	55,000	54,853
5.55%, 10/15/2028	155,000	157,068
Sands China Ltd. 5.40%, 8/8/2028	750,000	734,310
		2,149,131
Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025	$30,000	$28,283
0.90%, 3/2/2026	600,000	559,680
Series DMTN, 4.35%, 5/15/2026	750,000	739,890
5.00%, 5/14/2027	750,000	750,990
Caterpillar, Inc.:
2.60%, 9/19/2029	100,000	89,708
2.60%, 4/9/2030	95,000	84,351
3.25%, 4/9/2050	125,000	89,030
3.80%, 8/15/2042	125,000	101,293
4.75%, 5/15/2064	25,000	22,067
Oshkosh Corp. 3.10%, 3/1/2030	10,000	8,824
		2,474,116
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	150,000	138,660
4.55%, 4/10/2028	125,000	122,227
5.10%, 4/20/2029	125,000	124,537
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (b)	15,000	14,363
Deere & Co.:
2.88%, 9/7/2049	35,000	23,457
3.90%, 6/9/2042	225,000	187,803
Flowserve Corp.:
2.80%, 1/15/2032 (b)	75,000	61,546
3.50%, 10/1/2030	35,000	31,113
IDEX Corp.:
2.63%, 6/15/2031	100,000	83,976
3.00%, 5/1/2030	25,000	22,068
Ingersoll Rand, Inc.:
5.45%, 6/15/2034	105,000	105,853
5.70%, 6/15/2054	85,000	85,591
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026	100,000	93,480
Series MTN, 1.30%, 10/13/2026	300,000	275,799
1.45%, 1/15/2031 (b)	70,000	56,827
Series MTN, 1.50%, 3/6/2028	100,000	88,519
Series MTN, 2.25%, 9/14/2026	100,000	94,098
Series MTN, 2.80%, 7/18/2029	50,000	45,314
Series MTN, 3.35%, 4/18/2029 (b)	100,000	93,714
Series MTN, 3.40%, 9/11/2025	25,000	24,464
Series MTN, 4.70%, 6/10/2030 (b)	750,000	742,770

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.80%, 1/9/2026	$500,000	$496,870
Series MTN, 4.85%, 3/5/2027	250,000	249,105
Series MTN, 4.85%, 6/11/2029	200,000	199,354
Series MTN, 4.90%, 3/7/2031	350,000	348,152
Series MTN, 4.95%, 7/14/2028	55,000	55,058
Series MTN, 5.05%, 6/12/2034	200,000	198,586
Series MTN, 5.10%, 4/11/2034	250,000	249,237
Series I, 5.15%, 9/8/2033	100,000	100,241
Series MTN, 5.15%, 9/8/2026	100,000	100,123
5.30%, 9/8/2025	100,000	100,079
nVent Finance SARL:
2.75%, 11/15/2031	50,000	41,195
4.55%, 4/15/2028	50,000	48,600
Otis Worldwide Corp.:
2.57%, 2/15/2030	250,000	219,360
3.11%, 2/15/2040	250,000	185,860
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	80,263
4.20%, 3/1/2049 (b)	250,000	209,072
Westinghouse Air Brake Technologies Corp. 4.70%, 9/15/2028	300,000	294,150
Xylem, Inc. 1.95%, 1/30/2028	45,000	40,417
		5,731,901
MEDIA — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032 (b)	350,000	270,532
2.80%, 4/1/2031	290,000	237,136
3.50%, 6/1/2041	500,000	336,095
3.50%, 3/1/2042	500,000	333,835
3.70%, 4/1/2051	730,000	445,621
3.85%, 4/1/2061	100,000	58,624
3.90%, 6/1/2052	100,000	62,675
4.20%, 3/15/2028	250,000	236,247
4.40%, 4/1/2033 (b)	315,000	278,258
4.40%, 12/1/2061	100,000	65,277
4.80%, 3/1/2050	155,000	113,930
4.91%, 7/23/2025	12,000	11,898
5.05%, 3/30/2029	100,000	96,167
5.25%, 4/1/2053	750,000	589,267
5.38%, 5/1/2047	150,000	119,909
6.10%, 6/1/2029	115,000	115,422
6.15%, 11/10/2026	500,000	504,675
6.48%, 10/23/2045	185,000	169,212
Security Description	Principal Amount	Value
6.55%, 6/1/2034	$180,000	$180,320
Comcast Corp.:
1.50%, 2/15/2031	150,000	120,440
1.95%, 1/15/2031	70,000	57,772
2.45%, 8/15/2052	115,000	64,746
2.65%, 8/15/2062	75,000	40,841
2.80%, 1/15/2051	805,000	496,170
2.89%, 11/1/2051	350,000	218,530
2.94%, 11/1/2056	500,000	301,655
2.99%, 11/1/2063	550,000	322,652
3.15%, 3/1/2026 (b)	225,000	217,530
3.15%, 2/15/2028	200,000	187,894
3.20%, 7/15/2036	250,000	202,003
3.30%, 2/1/2027	150,000	143,774
3.30%, 4/1/2027	100,000	95,635
3.40%, 4/1/2030 (b)	550,000	505,609
3.40%, 7/15/2046	100,000	72,225
3.75%, 4/1/2040	250,000	203,155
3.90%, 3/1/2038	150,000	126,977
3.95%, 10/15/2025	350,000	344,484
4.00%, 11/1/2049	69,000	53,779
4.15%, 10/15/2028	250,000	242,092
4.20%, 8/15/2034	100,000	91,669
4.25%, 10/15/2030	50,000	47,945
4.25%, 1/15/2033	50,000	46,732
4.55%, 1/15/2029 (b)	500,000	492,225
4.60%, 10/15/2038	305,000	277,605
4.65%, 2/15/2033	500,000	482,590
4.65%, 7/15/2042	75,000	67,157
4.70%, 10/15/2048	500,000	442,665
4.95%, 10/15/2058	105,000	93,771
5.30%, 6/1/2034	200,000	200,406
5.35%, 5/15/2053	500,000	479,050
5.50%, 11/15/2032	605,000	618,794
5.50%, 5/15/2064	750,000	721,672
5.65%, 6/1/2054	110,000	109,839
Discovery Communications LLC 3.95%, 3/20/2028	30,000	28,046
Fox Corp.:
4.71%, 1/25/2029	40,000	39,285
5.48%, 1/25/2039	275,000	262,119
5.58%, 1/25/2049	25,000	22,941
6.50%, 10/13/2033	240,000	251,506
Grupo Televisa SAB 6.13%, 1/31/2046 (b)	58,000	55,804
Paramount Global:
2.90%, 1/15/2027	66,000	60,917
3.70%, 6/1/2028	50,000	45,120
4.20%, 6/1/2029	200,000	178,468
4.38%, 3/15/2043	25,000	16,581
4.95%, 1/15/2031	250,000	219,858
4.95%, 5/19/2050	200,000	139,798
5.85%, 9/1/2043	200,000	157,096

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Thomson Reuters Corp. 3.35%, 5/15/2026	$50,000	$48,205
Time Warner Cable LLC:
4.50%, 9/15/2042	100,000	73,356
5.50%, 9/1/2041	425,000	355,211
5.88%, 11/15/2040	50,000	43,493
6.75%, 6/15/2039	50,000	48,421
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	50,000	48,237
Series MTN, 3.00%, 7/30/2046	75,000	51,092
Series GMTN, 3.15%, 9/17/2025	25,000	24,365
Walt Disney Co.:
1.75%, 1/13/2026	105,000	99,610
2.00%, 9/1/2029 (b)	185,000	160,654
2.20%, 1/13/2028 (b)	570,000	521,282
2.65%, 1/13/2031	440,000	383,847
3.38%, 11/15/2026	100,000	96,169
3.50%, 5/13/2040	650,000	518,349
3.60%, 1/13/2051	575,000	428,708
3.70%, 10/15/2025	100,000	98,090
3.80%, 5/13/2060	90,000	66,718
4.70%, 3/23/2050 (b)	700,000	632,254
5.40%, 10/1/2043	75,000	74,093
6.65%, 11/15/2037	250,000	281,097
		17,945,973
METAL FABRICATE & HARDWARE — 0.0% (a)
Timken Co.:
4.13%, 4/1/2032	55,000	50,047
4.50%, 12/15/2028 (b)	20,000	19,398
		69,445
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	200,000	179,430
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	248,445
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	125,000	105,981
4.75%, 2/28/2028	350,000	347,665
5.00%, 9/30/2043	50,000	46,761
5.10%, 9/8/2028	250,000	250,972
5.25%, 9/8/2026	250,000	250,420
5.25%, 9/8/2033	250,000	250,260
5.50%, 9/8/2053	95,000	94,157
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	350,000	330,158
Newmont Corp.:
2.25%, 10/1/2030	65,000	55,432
2.60%, 7/15/2032 (b)	500,000	416,890
2.80%, 10/1/2029	80,000	71,757
4.88%, 3/15/2042	50,000	46,118
Security Description	Principal Amount	Value
Newmont Corp./Newcrest Finance Pty. Ltd.:
5.30%, 3/15/2026 (c)	$140,000	$139,920
5.35%, 3/15/2034 (c)	965,000	963,273
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	250,000	154,892
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	21,166
4.75%, 3/22/2042	150,000	138,638
5.00%, 3/9/2033	250,000	248,870
5.13%, 3/9/2053	750,000	705,795
Southern Copper Corp. 5.88%, 4/23/2045	357,000	352,177
		5,419,177
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.38%, 8/26/2029	100,000	87,384
2.88%, 10/15/2027	225,000	209,927
3.05%, 4/15/2030 (b)	500,000	448,620
3.25%, 8/26/2049	310,000	210,133
Series MTN, 3.38%, 3/1/2029	50,000	46,392
Series MTN, 3.63%, 10/15/2047	25,000	18,085
Series MTN, 4.00%, 9/14/2048	30,000	23,827
Carlisle Cos., Inc. 2.75%, 3/1/2030	65,000	57,260
Eaton Corp.:
3.10%, 9/15/2027	100,000	94,378
4.15%, 11/2/2042	25,000	21,263
4.35%, 5/18/2028	205,000	200,925
GE Capital Funding LLC 4.55%, 5/15/2032	200,000	190,760
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	500,000	461,235
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	270,952
Parker-Hannifin Corp.:
4.00%, 6/14/2049	40,000	31,230
4.25%, 9/15/2027	750,000	731,017
Teledyne Technologies, Inc. 2.75%, 4/1/2031	250,000	213,752
Textron, Inc.:
2.45%, 3/15/2031 (b)	30,000	25,088
3.90%, 9/17/2029	50,000	46,907
4.00%, 3/15/2026	50,000	48,847
6.10%, 11/15/2033	200,000	207,192
		3,645,174
MULTI-NATIONAL — 0.5%
African Development Bank:
4.13%, 2/25/2027 (b)	350,000	345,212
Series GMTN, 4.38%, 11/3/2027	405,000	402,019

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 1/4/2027	$175,000	$174,717
Asian Development Bank:
Series GMTN, 3.75%, 4/25/2028	175,000	170,231
Series GMTN, 4.13%, 1/12/2027	215,000	212,201
Series GMTN, 4.13%, 1/12/2034	500,000	485,975
Series GMTN, 4.38%, 3/6/2029	360,000	358,826
Series GMTN, 4.50%, 8/25/2028	383,000	382,927
Asian Infrastructure Investment Bank:
4.13%, 1/18/2029 (b)	205,000	202,069
4.25%, 3/13/2034	150,000	146,442
Corp. Andina de Fomento:
2.25%, 2/8/2027 (b)	150,000	139,511
4.75%, 4/1/2026	45,000	44,515
5.00%, 1/24/2029	470,000	469,605
5.25%, 11/21/2025	100,000	99,720
6.00%, 4/26/2027	175,000	178,799
Council of Europe Development Bank 4.13%, 1/24/2029	550,000	542,272
European Bank for Reconstruction & Development Series MTN, 4.25%, 3/13/2034	400,000	391,588
European Investment Bank:
3.63%, 7/15/2030 (b)	1,120,000	1,071,717
4.00%, 2/15/2029 (b)	1,180,000	1,157,285
4.13%, 2/13/2034	286,000	277,574
4.38%, 3/19/2027 (b)	1,260,000	1,251,306
4.50%, 10/16/2028	500,000	500,405
Inter-American Development Bank:
3.13%, 9/18/2028	100,000	94,800
4.13%, 2/15/2029	280,000	276,128
4.38%, 2/1/2027	250,000	248,300
Series GMTN, 4.50%, 5/15/2026	1,315,000	1,306,873
Series GMTN, 4.50%, 9/13/2033 (b)	200,000	199,734
Inter-American Investment Corp. 4.25%, 2/14/2029	175,000	172,510
International Bank for Reconstruction & Development:
3.50%, 7/12/2028	2,100,000	2,024,085
4.00%, 7/25/2030	500,000	487,945
4.00%, 1/10/2031	500,000	486,895
International Finance Corp.:
Series GMTN, 4.38%, 1/15/2027	50,000	49,664
Security Description	Principal Amount	Value
Series GMTN, 4.50%, 7/13/2028	$135,000	$135,090
Nordic Investment Bank:
0.38%, 9/11/2025	200,000	189,240
4.25%, 2/28/2029	200,000	198,142
		14,874,322
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	215,000	201,135
3.57%, 12/1/2031	500,000	435,745
		636,880
OIL & GAS — 0.8%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (b)	500,000	415,575
2.72%, 1/12/2032	500,000	425,335
2.94%, 6/4/2051	105,000	66,735
3.00%, 2/24/2050	250,000	162,803
3.02%, 1/16/2027	200,000	190,008
3.06%, 6/17/2041	500,000	364,220
3.38%, 2/8/2061	150,000	99,086
3.59%, 4/14/2027	250,000	240,505
3.63%, 4/6/2030	200,000	186,422
3.94%, 9/21/2028	100,000	95,948
4.81%, 2/13/2033	535,000	518,725
4.89%, 9/11/2033	500,000	486,755
5.02%, 11/17/2027	750,000	749,407
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027	350,000	336,654
Series GMTN, 4.95%, 6/1/2047	100,000	86,932
Cenovus Energy, Inc. 2.65%, 1/15/2032	35,000	28,955
Chevron Corp.:
2.00%, 5/11/2027	350,000	323,407
2.24%, 5/11/2030	100,000	86,584
2.95%, 5/16/2026	550,000	529,325
3.08%, 5/11/2050	100,000	68,300
Chevron USA, Inc.:
0.69%, 8/12/2025 (b)	65,000	61,914
1.02%, 8/12/2027	40,000	35,560
2.34%, 8/12/2050	65,000	37,718
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	100,000	95,610
CNOOC Finance 2015 USA LLC 4.38%, 5/2/2028	250,000	246,460
ConocoPhillips Co.:
3.80%, 3/15/2052	500,000	373,980
4.03%, 3/15/2062	215,000	161,970
5.30%, 5/15/2053	750,000	712,725
6.50%, 2/1/2039	75,000	82,496
6.95%, 4/15/2029	50,000	54,192

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Coterra Energy, Inc. 3.90%, 5/15/2027	$250,000	$240,412
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	21,301
5.85%, 12/15/2025	50,000	50,120
Diamondback Energy, Inc.:
3.25%, 12/1/2026	45,000	42,989
3.50%, 12/1/2029	100,000	92,295
4.40%, 3/24/2051	35,000	27,897
5.20%, 4/18/2027	500,000	500,210
5.75%, 4/18/2054	350,000	339,122
6.25%, 3/15/2033	550,000	575,316
6.25%, 3/15/2053	250,000	258,077
EOG Resources, Inc.:
3.90%, 4/1/2035	25,000	22,376
4.38%, 4/15/2030	30,000	29,280
4.95%, 4/15/2050	35,000	32,101
EQT Corp. 5.70%, 4/1/2028	500,000	504,665
Equinor ASA:
3.25%, 11/18/2049	305,000	213,229
3.63%, 9/10/2028 (b)	50,000	47,760
3.63%, 4/6/2040	100,000	81,025
3.70%, 4/6/2050	250,000	189,908
3.95%, 5/15/2043	50,000	41,159
4.80%, 11/8/2043	30,000	27,814
Exxon Mobil Corp.:
2.44%, 8/16/2029	50,000	44,692
2.61%, 10/15/2030	300,000	263,283
3.00%, 8/16/2039	50,000	38,005
3.10%, 8/16/2049	50,000	33,908
3.29%, 3/19/2027	350,000	337,981
3.45%, 4/15/2051	545,000	393,517
3.48%, 3/19/2030	250,000	233,062
4.11%, 3/1/2046	625,000	515,962
4.23%, 3/19/2040	105,000	92,450
4.33%, 3/19/2050	250,000	210,680
Hess Corp.:
5.60%, 2/15/2041	75,000	74,832
5.80%, 4/1/2047 (b)	250,000	253,107
Marathon Oil Corp.:
4.40%, 7/15/2027 (b)	50,000	48,936
5.20%, 6/1/2045	50,000	45,988
5.30%, 4/1/2029	200,000	200,862
5.70%, 4/1/2034	200,000	203,620
Marathon Petroleum Corp.:
3.80%, 4/1/2028	30,000	28,586
4.50%, 4/1/2048	25,000	20,117
5.13%, 12/15/2026	150,000	149,478
Occidental Petroleum Corp.:
6.45%, 9/15/2036	500,000	521,660
6.63%, 9/1/2030	750,000	786,262
Ovintiv, Inc. 5.65%, 5/15/2028 (b)	675,000	682,668
Security Description	Principal Amount	Value
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (b)	$250,000	$235,180
Phillips 66 Co.:
2.15%, 12/15/2030	150,000	125,405
3.15%, 12/15/2029	100,000	90,571
3.30%, 3/15/2052	500,000	327,270
3.55%, 10/1/2026	10,000	9,651
3.75%, 3/1/2028	25,000	23,845
3.90%, 3/15/2028	50,000	47,913
4.88%, 11/15/2044	95,000	84,087
4.90%, 10/1/2046	10,000	8,803
5.65%, 6/15/2054	500,000	480,450
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	95,000	89,147
2.15%, 1/15/2031	70,000	58,793
5.10%, 3/29/2026	1,050,000	1,048,089
Shell International Finance BV:
2.38%, 11/7/2029	100,000	88,211
2.50%, 9/12/2026	150,000	142,028
2.75%, 4/6/2030	600,000	535,188
2.88%, 11/26/2041	350,000	248,972
3.13%, 11/7/2049	100,000	67,937
3.25%, 4/6/2050	500,000	347,505
4.00%, 5/10/2046	100,000	80,496
4.13%, 5/11/2035	75,000	68,747
4.38%, 5/11/2045	750,000	640,410
4.55%, 8/12/2043	250,000	222,585
5.50%, 3/25/2040	25,000	25,160
Suncor Energy, Inc.:
3.75%, 3/4/2051	285,000	204,553
4.00%, 11/15/2047	70,000	52,547
6.50%, 6/15/2038	50,000	52,374
TotalEnergies Capital International SA:
2.99%, 6/29/2041	500,000	363,145
3.13%, 5/29/2050 (b)	200,000	135,206
3.46%, 2/19/2029	500,000	469,250
TotalEnergies Capital SA:
3.88%, 10/11/2028	25,000	23,997
5.15%, 4/5/2034 (b)	125,000	125,131
5.49%, 4/5/2054	200,000	197,346
5.64%, 4/5/2064	200,000	198,264
Valero Energy Corp.:
2.15%, 9/15/2027	250,000	227,722
3.65%, 12/1/2051	750,000	518,760
6.63%, 6/15/2037	250,000	266,642
		23,772,398
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026	600,000	556,854
3.34%, 12/15/2027	50,000	47,309
4.08%, 12/15/2047	150,000	119,973

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Halliburton Co.:
2.92%, 3/1/2030	$500,000	$447,155
3.80%, 11/15/2025	9,000	8,810
4.85%, 11/15/2035	150,000	142,705
5.00%, 11/15/2045	35,000	31,684
7.45%, 9/15/2039	25,000	29,564
NOV, Inc. 3.60%, 12/1/2029	100,000	91,966
Schlumberger Investment SA:
2.65%, 6/26/2030	150,000	132,128
5.00%, 6/1/2034	250,000	246,000
		1,854,148
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 5.63%, 5/26/2033 (b)	160,000	161,715
Amcor Flexibles North America, Inc. 2.69%, 5/25/2031	130,000	109,294
Berry Global, Inc.:
1.57%, 1/15/2026	250,000	234,942
5.65%, 1/15/2034 (b) (c)	40,000	39,219
5.80%, 6/15/2031 (c)	250,000	250,040
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	22,337
3.40%, 12/15/2027	35,000	33,092
4.05%, 12/15/2049	10,000	7,896
WRKCo, Inc.:
3.00%, 6/15/2033 (b)	500,000	420,680
3.38%, 9/15/2027	100,000	94,676
4.20%, 6/1/2032 (b)	50,000	46,768
		1,420,659
PHARMACEUTICALS — 1.4%
AbbVie, Inc.:
2.95%, 11/21/2026	605,000	576,498
3.20%, 5/14/2026	200,000	193,180
3.20%, 11/21/2029	1,245,000	1,142,698
4.05%, 11/21/2039	1,450,000	1,258,281
4.25%, 11/14/2028 (b)	35,000	34,160
4.25%, 11/21/2049	340,000	282,951
4.30%, 5/14/2036	50,000	45,967
4.40%, 11/6/2042	50,000	43,918
4.45%, 5/14/2046	150,000	130,138
4.50%, 5/14/2035	50,000	47,153
4.55%, 3/15/2035	350,000	331,961
4.75%, 3/15/2045	75,000	68,153
4.80%, 3/15/2027	160,000	159,280
4.80%, 3/15/2029	150,000	149,125
4.88%, 11/14/2048	25,000	22,960
4.95%, 3/15/2031	80,000	79,790
5.05%, 3/15/2034	250,000	249,227
5.35%, 3/15/2044	790,000	780,828
5.40%, 3/15/2054	155,000	153,363
5.50%, 3/15/2064	110,000	108,557
Security Description	Principal Amount	Value
Astrazeneca Finance LLC:
1.20%, 5/28/2026	$785,000	$728,818
1.75%, 5/28/2028	55,000	48,765
2.25%, 5/28/2031	20,000	16,879
4.85%, 2/26/2029	165,000	164,672
4.88%, 3/3/2028	250,000	249,605
5.00%, 2/26/2034	1,085,000	1,078,729
AstraZeneca PLC:
3.00%, 5/28/2051	780,000	521,804
3.38%, 11/16/2025	35,000	34,135
4.00%, 1/17/2029	35,000	33,716
4.00%, 9/18/2042	25,000	21,004
4.38%, 8/17/2048 (b)	40,000	34,405
6.45%, 9/15/2037	25,000	27,820
Becton Dickinson & Co.:
1.96%, 2/11/2031	65,000	53,266
3.70%, 6/6/2027	163,000	156,876
4.67%, 6/6/2047	210,000	183,147
4.69%, 2/13/2028 (b)	265,000	261,179
4.69%, 12/15/2044	20,000	17,601
4.87%, 2/8/2029	250,000	248,095
5.08%, 6/7/2029	140,000	139,870
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	50,000	47,072
1.13%, 11/13/2027	50,000	44,131
1.45%, 11/13/2030	30,000	24,327
2.35%, 11/13/2040 (b)	520,000	344,230
2.55%, 11/13/2050	30,000	17,561
2.95%, 3/15/2032	95,000	82,071
3.25%, 8/1/2042	50,000	36,951
3.40%, 7/26/2029	155,000	144,421
3.55%, 3/15/2042	550,000	427,410
3.70%, 3/15/2052	500,000	366,490
3.90%, 2/20/2028	100,000	96,572
4.13%, 6/15/2039	535,000	464,118
4.25%, 10/26/2049	150,000	122,131
4.35%, 11/15/2047	225,000	187,256
4.55%, 2/20/2048	100,000	85,782
4.90%, 2/22/2027	385,000	384,018
4.90%, 2/22/2029	115,000	114,762
4.95%, 2/20/2026 (b)	600,000	598,182
5.10%, 2/22/2031	500,000	501,740
5.20%, 2/22/2034	95,000	94,821
5.50%, 2/22/2044	35,000	34,553
5.55%, 2/22/2054	120,000	118,276
5.65%, 2/22/2064	145,000	141,681
5.90%, 11/15/2033 (b)	135,000	141,680
6.25%, 11/15/2053	125,000	134,271
Cardinal Health, Inc.:
3.41%, 6/15/2027	300,000	285,741
4.90%, 9/15/2045	25,000	21,929
5.13%, 2/15/2029	250,000	249,427
Cencora, Inc.:
2.70%, 3/15/2031	200,000	170,676
2.80%, 5/15/2030	100,000	88,125

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.45%, 12/15/2027	$50,000	$47,307
5.13%, 2/15/2034	145,000	142,389
Cigna Group:
1.25%, 3/15/2026	165,000	154,097
2.40%, 3/15/2030	120,000	103,841
3.05%, 10/15/2027	50,000	46,923
3.20%, 3/15/2040	585,000	432,742
3.40%, 3/15/2050	415,000	282,623
3.40%, 3/15/2051	290,000	196,771
4.38%, 10/15/2028	810,000	786,494
4.50%, 2/25/2026	750,000	739,342
4.80%, 8/15/2038	60,000	55,117
4.90%, 12/15/2048	295,000	258,665
5.00%, 5/15/2029	250,000	248,915
5.25%, 2/15/2034	250,000	246,395
5.60%, 2/15/2054	85,000	81,423
6.13%, 11/15/2041	25,000	25,985
CVS Health Corp.:
1.30%, 8/21/2027	300,000	265,752
1.88%, 2/28/2031	250,000	200,422
2.70%, 8/21/2040	850,000	564,459
2.88%, 6/1/2026	210,000	200,042
3.75%, 4/1/2030	250,000	230,060
3.88%, 7/20/2025	20,000	19,639
4.13%, 4/1/2040	350,000	282,471
4.30%, 3/25/2028	179,000	172,816
4.88%, 7/20/2035	45,000	42,012
5.00%, 2/20/2026	70,000	69,470
5.00%, 1/30/2029	820,000	811,603
5.05%, 3/25/2048	300,000	258,528
5.13%, 2/21/2030	100,000	98,878
5.13%, 7/20/2045	185,000	162,676
5.25%, 2/21/2033	100,000	97,627
5.30%, 6/1/2033 (b)	80,000	78,111
5.40%, 6/1/2029	750,000	750,825
5.63%, 2/21/2053	700,000	649,642
5.70%, 6/1/2034 (b)	250,000	249,292
5.88%, 6/1/2053	860,000	823,682
6.00%, 6/1/2044	250,000	245,097
6.05%, 6/1/2054	250,000	245,015
Eli Lilly & Co.:
2.25%, 5/15/2050	100,000	58,340
2.50%, 9/15/2060	250,000	140,157
4.50%, 2/9/2029 (b)	165,000	163,566
4.70%, 2/27/2033	725,000	712,356
4.70%, 2/9/2034	250,000	245,110
4.88%, 2/27/2053	140,000	131,092
5.00%, 2/9/2054	90,000	85,964
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	835,000	781,936
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	100,000	96,557
4.20%, 3/18/2043	25,000	21,339
6.38%, 5/15/2038	50,000	55,151
Security Description	Principal Amount	Value
Johnson & Johnson:
0.95%, 9/1/2027	$65,000	$57,902
1.30%, 9/1/2030 (b)	1,070,000	882,739
2.10%, 9/1/2040	565,000	377,070
2.25%, 9/1/2050	100,000	59,413
2.45%, 3/1/2026	30,000	28,811
2.45%, 9/1/2060	65,000	36,732
2.90%, 1/15/2028 (b)	250,000	236,245
3.40%, 1/15/2038	100,000	83,956
3.55%, 3/1/2036	150,000	131,298
3.63%, 3/3/2037	200,000	174,348
3.75%, 3/3/2047	100,000	80,337
4.50%, 12/5/2043 (b)	50,000	46,702
4.80%, 6/1/2029	165,000	166,229
4.95%, 6/1/2034 (b)	105,000	106,210
5.25%, 6/1/2054	110,000	110,466
McKesson Corp. 0.90%, 12/3/2025	370,000	347,633
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	21,636
Merck & Co., Inc.:
0.75%, 2/24/2026	350,000	326,865
1.45%, 6/24/2030	55,000	45,497
1.70%, 6/10/2027	850,000	780,232
1.90%, 12/10/2028	100,000	88,910
2.15%, 12/10/2031	195,000	162,103
2.35%, 6/24/2040	70,000	47,779
2.75%, 12/10/2051	150,000	93,792
3.40%, 3/7/2029	100,000	94,396
3.60%, 9/15/2042	25,000	19,788
3.70%, 2/10/2045	50,000	39,230
3.90%, 3/7/2039	100,000	86,336
4.00%, 3/7/2049	65,000	52,538
4.05%, 5/17/2028	100,000	97,952
4.30%, 5/17/2030 (b)	200,000	194,882
4.50%, 5/17/2033 (b)	120,000	115,944
5.00%, 5/17/2053	750,000	705,825
Novartis Capital Corp.:
2.00%, 2/14/2027	100,000	93,141
2.20%, 8/14/2030	100,000	86,599
2.75%, 8/14/2050	815,000	528,389
3.00%, 11/20/2025	25,000	24,322
3.10%, 5/17/2027	30,000	28,653
4.00%, 11/20/2045	50,000	41,776
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	945,000	933,084
4.45%, 5/19/2028	500,000	491,275
4.65%, 5/19/2030	250,000	246,755
5.11%, 5/19/2043	1,000,000	950,780
5.30%, 5/19/2053	660,000	637,006
5.34%, 5/19/2063	250,000	235,942
Pfizer, Inc.:
1.70%, 5/28/2030 (b)	150,000	126,249
1.75%, 8/18/2031	65,000	52,775

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.55%, 5/28/2040	$900,000	$625,878
2.70%, 5/28/2050	250,000	160,542
3.00%, 12/15/2026	150,000	143,160
3.45%, 3/15/2029	100,000	94,653
3.60%, 9/15/2028 (b)	100,000	95,678
3.90%, 3/15/2039	25,000	21,360
4.00%, 12/15/2036 (b)	150,000	134,461
4.00%, 3/15/2049	100,000	80,696
4.10%, 9/15/2038	200,000	176,322
4.20%, 9/15/2048	35,000	29,131
7.20%, 3/15/2039	75,000	88,554
Sanofi SA 3.63%, 6/19/2028	100,000	95,796
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	530,000	508,212
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	250,000	210,945
3.03%, 7/9/2040	200,000	144,796
3.18%, 7/9/2050	500,000	330,870
5.00%, 11/26/2028	100,000	99,253
5.30%, 7/5/2034 (e)	250,000	248,012
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	250,000	205,825
Viatris, Inc.:
2.70%, 6/22/2030	150,000	127,435
3.85%, 6/22/2040	500,000	364,970
4.00%, 6/22/2050	900,000	606,492
Wyeth LLC 6.00%, 2/15/2036	25,000	26,573
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	46,908
3.00%, 5/15/2050	105,000	68,478
3.90%, 8/20/2028	50,000	47,714
4.45%, 8/20/2048	25,000	21,298
4.70%, 2/1/2043	25,000	22,282
5.40%, 11/14/2025	95,000	94,984
5.60%, 11/16/2032	500,000	511,615
		44,117,130
PIPELINES — 0.9%
Boardwalk Pipelines LP:
3.40%, 2/15/2031	45,000	39,366
4.80%, 5/3/2029	40,000	39,100
5.63%, 8/1/2034	250,000	245,797
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	750,000	604,102
3.70%, 11/15/2029	90,000	83,210
Cheniere Energy Partners LP:
5.75%, 8/15/2034 (c)	750,000	750,510
5.95%, 6/30/2033	250,000	253,127
Cheniere Energy, Inc. 5.65%, 4/15/2034 (c)	115,000	114,854
Security Description	Principal Amount	Value
DCP Midstream Operating LP 3.25%, 2/15/2032	$300,000	$256,509
Enbridge, Inc.:
2.50%, 8/1/2033	200,000	158,712
3.40%, 8/1/2051	145,000	98,023
3.70%, 7/15/2027	50,000	47,904
4.00%, 11/15/2049	100,000	75,646
4.25%, 12/1/2026	50,000	48,814
5.25%, 4/5/2027	350,000	350,059
5.63%, 4/5/2034	155,000	154,763
5.70%, 3/8/2033	610,000	614,917
6.00%, 11/15/2028	150,000	154,460
6.70%, 11/15/2053	500,000	546,215
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (d)	500,000	503,890
Energy Transfer LP:
4.00%, 10/1/2027	50,000	47,997
4.15%, 9/15/2029	100,000	94,677
4.20%, 4/15/2027	50,000	48,498
4.40%, 3/15/2027	50,000	48,772
4.75%, 1/15/2026	225,000	222,374
4.95%, 5/15/2028	30,000	29,559
5.00%, 5/15/2050	250,000	212,490
5.15%, 2/1/2043	25,000	21,863
5.15%, 3/15/2045	225,000	197,759
5.25%, 4/15/2029	275,000	274,579
5.30%, 4/1/2044	25,000	22,389
5.35%, 5/15/2045	25,000	22,373
5.40%, 10/1/2047	150,000	134,184
5.55%, 2/15/2028	550,000	554,488
5.55%, 5/15/2034	175,000	172,786
5.60%, 9/1/2034	250,000	247,977
5.75%, 2/15/2033	500,000	504,230
5.95%, 5/15/2054	750,000	726,525
6.05%, 12/1/2026	500,000	506,710
6.10%, 12/1/2028	250,000	257,450
6.25%, 4/15/2049	275,000	273,960
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	91,566
3.20%, 2/15/2052	200,000	133,148
3.30%, 2/15/2053	250,000	168,768
3.70%, 1/31/2051	1,250,000	924,200
3.95%, 2/15/2027	200,000	194,366
4.15%, 10/16/2028	25,000	24,169
4.20%, 1/31/2050	65,000	52,247
4.80%, 2/1/2049	25,000	22,129
4.85%, 3/15/2044	50,000	45,095
4.90%, 5/15/2046	50,000	45,063
5.10%, 2/15/2045	200,000	185,646
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (d)	150,000	143,604
5.35%, 1/31/2033	500,000	504,290

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Kinder Morgan Energy Partners LP 5.40%, 9/1/2044	$25,000	$22,886
Kinder Morgan, Inc.:
2.00%, 2/15/2031	110,000	90,126
3.25%, 8/1/2050	650,000	415,324
3.60%, 2/15/2051	600,000	409,302
5.00%, 2/1/2029	200,000	197,796
5.05%, 2/15/2046	50,000	43,791
5.20%, 6/1/2033	675,000	655,452
5.30%, 12/1/2034	200,000	193,904
5.40%, 2/1/2034	200,000	196,928
5.55%, 6/1/2045	150,000	139,998
MPLX LP:
1.75%, 3/1/2026	35,000	32,906
2.65%, 8/15/2030	500,000	430,985
4.00%, 3/15/2028	35,000	33,489
4.50%, 4/15/2038	180,000	157,111
4.70%, 4/15/2048	100,000	82,655
4.80%, 2/15/2029	105,000	102,987
4.90%, 4/15/2058	25,000	20,563
4.95%, 3/14/2052	1,000,000	849,090
5.00%, 3/1/2033	145,000	138,616
5.20%, 3/1/2047	100,000	89,535
5.20%, 12/1/2047	100,000	88,036
5.50%, 6/1/2034	110,000	108,320
ONEOK, Inc.:
2.20%, 9/15/2025	25,000	24,014
3.10%, 3/15/2030	525,000	469,476
3.40%, 9/1/2029	100,000	91,641
4.00%, 7/13/2027	30,000	28,970
4.20%, 10/3/2047	50,000	38,327
4.45%, 9/1/2049	40,000	31,436
4.50%, 3/15/2050	25,000	19,775
4.55%, 7/15/2028	50,000	48,757
4.85%, 2/1/2049	275,000	231,467
4.95%, 7/13/2047	150,000	128,232
5.00%, 3/1/2026	50,000	49,577
5.20%, 7/15/2048	25,000	22,163
5.55%, 11/1/2026	145,000	145,602
6.05%, 9/1/2033	145,000	149,322
6.63%, 9/1/2053	500,000	533,915
Plains All American Pipeline LP/PAA Finance Corp.:
4.50%, 12/15/2026	50,000	48,917
4.65%, 10/15/2025	400,000	394,504
4.70%, 6/15/2044	25,000	20,598
5.70%, 9/15/2034 (b)	250,000	247,650
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	96,490
4.50%, 5/15/2030	250,000	239,820
5.88%, 6/30/2026	250,000	251,067
Targa Resources Corp.:
5.20%, 7/1/2027	85,000	84,834
Security Description	Principal Amount	Value
6.15%, 3/1/2029	$200,000	$206,446
6.50%, 2/15/2053	500,000	525,390
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	500,000	449,100
TransCanada PipeLines Ltd.:
4.10%, 4/15/2030	700,000	660,387
4.63%, 3/1/2034	250,000	234,515
4.75%, 5/15/2038	100,000	91,473
6.20%, 3/9/2026	550,000	550,429
7.63%, 1/15/2039	25,000	29,149
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	750,000	675,855
7.85%, 2/1/2026	200,000	205,816
Valero Energy Partners LP 4.50%, 3/15/2028	50,000	48,704
Western Midstream Operating LP 6.15%, 4/1/2033	605,000	618,135
Williams Cos., Inc.:
2.60%, 3/15/2031	750,000	634,177
3.50%, 11/15/2030 (b)	100,000	90,573
3.75%, 6/15/2027	200,000	192,022
5.10%, 9/15/2045	125,000	112,720
5.40%, 3/2/2026	500,000	499,550
5.65%, 3/15/2033	500,000	504,925
5.75%, 6/24/2044	25,000	24,480
		26,546,109
REAL ESTATE — 0.0% (a)
CBRE Services, Inc.:
4.88%, 3/1/2026	50,000	49,434
5.50%, 4/1/2029	115,000	115,446
5.95%, 8/15/2034	155,000	156,868
		321,748
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree LP:
2.00%, 6/15/2028	65,000	57,415
4.80%, 10/1/2032	250,000	234,420
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	125,000	97,890
3.00%, 5/18/2051	250,000	150,495
3.38%, 8/15/2031	60,000	52,863
4.00%, 2/1/2050	100,000	74,139
4.70%, 7/1/2030	35,000	33,814
5.15%, 4/15/2053	500,000	439,330
5.25%, 5/15/2036	115,000	110,652
American Homes 4 Rent LP 5.50%, 2/1/2034	300,000	295,320
American Tower Corp.:
1.45%, 9/15/2026	200,000	183,432
2.30%, 9/15/2031	145,000	118,265

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 1/15/2027	$200,000	$187,674
3.10%, 6/15/2050	100,000	64,536
3.13%, 1/15/2027	100,000	94,778
3.38%, 10/15/2026	75,000	71,660
3.65%, 3/15/2027	160,000	153,221
5.20%, 2/15/2029	500,000	498,135
5.45%, 2/15/2034	100,000	99,155
5.50%, 3/15/2028	750,000	754,215
5.80%, 11/15/2028	250,000	254,975
5.90%, 11/15/2033	250,000	255,967
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	140,000	114,527
Series MTN, 2.45%, 1/15/2031 (b)	70,000	59,517
Series GMTN, 2.95%, 5/11/2026	50,000	47,977
Series MTN, 3.20%, 1/15/2028	40,000	37,598
Series MTN, 3.30%, 6/1/2029	65,000	59,964
Series MTN, 3.90%, 10/15/2046	50,000	38,969
5.00%, 2/15/2033	500,000	487,825
5.30%, 12/7/2033	250,000	248,220
Boston Properties LP:
2.45%, 10/1/2033 (b)	50,000	37,082
2.55%, 4/1/2032	200,000	156,080
2.75%, 10/1/2026	150,000	139,941
2.90%, 3/15/2030	35,000	29,721
3.40%, 6/21/2029	100,000	88,887
3.65%, 2/1/2026	100,000	96,506
6.50%, 1/15/2034 (b)	500,000	509,365
6.75%, 12/1/2027	100,000	102,562
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	50,000	44,583
2.50%, 8/16/2031	50,000	41,093
4.05%, 7/1/2030	25,000	23,197
4.13%, 6/15/2026	50,000	48,729
4.13%, 5/15/2029	100,000	94,439
5.50%, 2/15/2034	175,000	171,587
Camden Property Trust:
3.15%, 7/1/2029	65,000	59,204
4.10%, 10/15/2028	20,000	19,203
5.85%, 11/3/2026	250,000	253,650
COPT Defense Properties LP:
2.25%, 3/15/2026	35,000	33,048
2.75%, 4/15/2031	40,000	33,078
Crown Castle, Inc.:
2.10%, 4/1/2031	500,000	404,875
2.50%, 7/15/2031	500,000	412,725
2.90%, 4/1/2041	500,000	345,800
3.65%, 9/1/2027	150,000	142,602
3.70%, 6/15/2026	15,000	14,498
4.00%, 3/1/2027	20,000	19,327
4.75%, 5/15/2047 (b)	100,000	85,088
Security Description	Principal Amount	Value
5.00%, 1/11/2028	$35,000	$34,572
5.80%, 3/1/2034	110,000	111,096
CubeSmart LP:
3.00%, 2/15/2030 (b)	100,000	88,538
4.38%, 2/15/2029	30,000	28,744
Digital Realty Trust LP:
3.70%, 8/15/2027	150,000	143,131
5.55%, 1/15/2028	140,000	141,254
DOC DR LLC:
2.63%, 11/1/2031	25,000	20,653
3.95%, 1/15/2028	100,000	95,583
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034	195,000	194,667
Equinix, Inc.:
1.00%, 9/15/2025	150,000	141,994
1.45%, 5/15/2026	70,000	64,986
1.55%, 3/15/2028	75,000	65,581
2.00%, 5/15/2028	70,000	61,966
2.50%, 5/15/2031	100,000	83,720
2.95%, 9/15/2051	150,000	92,610
3.20%, 11/18/2029 (b)	45,000	40,581
3.40%, 2/15/2052	50,000	34,224
3.90%, 4/15/2032 (b)	100,000	90,960
ERP Operating LP:
1.85%, 8/1/2031	200,000	161,458
3.00%, 7/1/2029 (b)	25,000	22,713
3.50%, 3/1/2028	100,000	94,773
4.00%, 8/1/2047	50,000	38,427
4.15%, 12/1/2028	100,000	96,569
Essex Portfolio LP:
1.70%, 3/1/2028	165,000	144,807
2.55%, 6/15/2031	30,000	24,980
3.00%, 1/15/2030	25,000	22,158
3.63%, 5/1/2027	50,000	47,825
4.00%, 3/1/2029	65,000	61,415
4.50%, 3/15/2048	50,000	41,215
5.50%, 4/1/2034	200,000	198,272
Extra Space Storage LP:
2.35%, 3/15/2032	70,000	55,828
2.40%, 10/15/2031	70,000	57,464
3.50%, 7/1/2026	350,000	336,640
3.90%, 4/1/2029	520,000	489,252
4.00%, 6/15/2029	100,000	93,774
Federal Realty OP LP:
3.20%, 6/15/2029	75,000	68,018
3.25%, 7/15/2027	50,000	47,162
5.38%, 5/1/2028	250,000	250,055
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	100,000	83,923
4.00%, 1/15/2030	65,000	59,433
4.00%, 1/15/2031	50,000	44,840
5.38%, 4/15/2026	40,000	39,680
5.75%, 6/1/2028	20,000	20,048

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.75%, 12/1/2033	$490,000	$513,383
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (b)	55,000	43,375
3.50%, 8/1/2026	25,000	23,912
Healthpeak OP LLC:
1.35%, 2/1/2027	100,000	90,626
2.13%, 12/1/2028	125,000	110,179
2.88%, 1/15/2031	125,000	107,841
5.25%, 12/15/2032 (b)	300,000	294,618
Highwoods Realty LP:
3.05%, 2/15/2030	25,000	21,185
3.88%, 3/1/2027	50,000	47,356
7.65%, 2/1/2034 (b)	200,000	214,736
Host Hotels & Resorts LP Series H, 3.38%, 12/15/2029	150,000	133,927
Invitation Homes Operating Partnership LP 5.45%, 8/15/2030	500,000	500,605
Kilroy Realty LP:
3.05%, 2/15/2030	50,000	42,152
4.75%, 12/15/2028 (b)	25,000	23,638
6.25%, 1/15/2036 (b)	60,000	56,938
Kimco Realty OP LLC:
2.25%, 12/1/2031	180,000	144,292
2.80%, 10/1/2026	50,000	47,304
3.70%, 10/1/2049	100,000	72,312
3.80%, 4/1/2027	25,000	24,045
4.60%, 2/1/2033	250,000	234,482
Kite Realty Group LP 5.50%, 3/1/2034	75,000	73,339
Mid-America Apartments LP:
3.60%, 6/1/2027	50,000	47,959
3.95%, 3/15/2029	100,000	95,645
5.30%, 2/15/2032	300,000	298,812
NNN REIT, Inc.:
3.00%, 4/15/2052	250,000	155,475
3.10%, 4/15/2050	100,000	63,542
3.50%, 4/15/2051	45,000	31,285
3.60%, 12/15/2026	50,000	47,967
4.30%, 10/15/2028	35,000	33,725
5.50%, 6/15/2034	100,000	99,091
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	200,000	161,696
3.63%, 10/1/2029	50,000	44,642
Piedmont Operating Partnership LP:
3.15%, 8/15/2030	100,000	79,535
6.88%, 7/15/2029 (b)	105,000	103,724
Prologis LP:
1.25%, 10/15/2030 (b)	30,000	23,941
1.63%, 3/15/2031	250,000	199,817
1.75%, 2/1/2031	70,000	56,816
2.13%, 4/15/2027	50,000	46,176
2.25%, 4/15/2030	65,000	55,934
Security Description	Principal Amount	Value
2.25%, 1/15/2032	$100,000	$81,801
3.00%, 4/15/2050	50,000	32,398
3.05%, 3/1/2050	10,000	6,558
4.00%, 9/15/2028	100,000	96,249
4.38%, 2/1/2029	65,000	63,317
4.75%, 6/15/2033	200,000	192,722
4.88%, 6/15/2028	500,000	497,840
5.25%, 6/15/2053 (b)	350,000	330,596
Public Storage Operating Co.:
1.50%, 11/9/2026 (b)	50,000	46,017
1.85%, 5/1/2028	250,000	222,365
2.25%, 11/9/2031	65,000	53,723
5.10%, 8/1/2033	400,000	396,784
Realty Income Corp.:
0.75%, 3/15/2026	250,000	230,970
1.80%, 3/15/2033 (b)	300,000	225,672
2.10%, 3/15/2028	50,000	44,798
2.70%, 2/15/2032	60,000	49,886
2.85%, 12/15/2032	250,000	206,145
3.10%, 12/15/2029	150,000	134,836
3.40%, 1/15/2030	100,000	91,079
3.65%, 1/15/2028	100,000	95,122
3.95%, 8/15/2027	40,000	38,557
4.13%, 10/15/2026	50,000	48,748
4.63%, 11/1/2025	50,000	49,412
4.70%, 12/15/2028	140,000	137,403
4.75%, 2/15/2029	250,000	245,585
4.88%, 6/1/2026	10,000	9,907
5.05%, 1/13/2026	45,000	44,755
Regency Centers LP:
4.13%, 3/15/2028	50,000	48,132
4.40%, 2/1/2047	150,000	121,131
Sabra Health Care LP:
3.20%, 12/1/2031	150,000	124,777
5.13%, 8/15/2026	25,000	24,631
Simon Property Group LP:
1.38%, 1/15/2027	200,000	182,250
1.75%, 2/1/2028	250,000	222,732
2.20%, 2/1/2031	250,000	206,577
2.65%, 7/15/2030	350,000	304,752
2.65%, 2/1/2032	500,000	417,245
4.25%, 11/30/2046	50,000	40,198
5.50%, 3/8/2033	200,000	201,108
6.65%, 1/15/2054	250,000	275,082
Store Capital LLC:
2.70%, 12/1/2031	100,000	80,152
4.50%, 3/15/2028	50,000	47,587
Sun Communities Operating LP:
2.30%, 11/1/2028	65,000	57,095
2.70%, 7/15/2031	40,000	33,037
4.20%, 4/15/2032	50,000	44,842
5.50%, 1/15/2029	375,000	375,041
Tanger Properties LP 3.88%, 7/15/2027	50,000	47,418

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033	$250,000	$188,942
Series MTN, 2.95%, 9/1/2026	25,000	23,680
Series GMTN, 3.50%, 1/15/2028	150,000	141,340
Series MTN, 3.50%, 7/1/2027	50,000	47,364
Ventas Realty LP:
3.00%, 1/15/2030	50,000	44,145
3.85%, 4/1/2027	100,000	96,102
4.00%, 3/1/2028	100,000	95,411
4.38%, 2/1/2045	75,000	58,942
5.63%, 7/1/2034	205,000	203,007
VICI Properties LP 5.13%, 5/15/2032	750,000	714,675
Welltower OP LLC:
2.05%, 1/15/2029	560,000	489,160
2.70%, 2/15/2027	50,000	47,109
2.80%, 6/1/2031	200,000	170,712
3.10%, 1/15/2030	55,000	49,279
4.13%, 3/15/2029	100,000	95,553
Weyerhaeuser Co.:
3.38%, 3/9/2033	60,000	51,390
4.00%, 11/15/2029	200,000	187,850
4.75%, 5/15/2026	200,000	197,778
WP Carey, Inc.:
2.25%, 4/1/2033 (b)	50,000	38,710
3.85%, 7/15/2029	100,000	93,353
		26,946,968
RETAIL — 0.7%
AutoNation, Inc.:
3.85%, 3/1/2032 (b)	200,000	177,866
4.75%, 6/1/2030	50,000	47,808
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	32,081
3.75%, 6/1/2027	100,000	96,161
4.50%, 2/1/2028	105,000	102,629
4.75%, 2/1/2033	95,000	90,688
5.20%, 8/1/2033	250,000	246,165
5.40%, 7/15/2034	180,000	178,024
6.55%, 11/1/2033	140,000	150,319
Best Buy Co., Inc. 4.45%, 10/1/2028	50,000	48,728
Costco Wholesale Corp.:
1.38%, 6/20/2027	100,000	90,858
1.60%, 4/20/2030	65,000	54,614
1.75%, 4/20/2032 (b)	530,000	425,500
Darden Restaurants, Inc.:
3.85%, 5/1/2027 (b)	15,000	14,412
4.55%, 2/15/2048	15,000	12,197
6.30%, 10/10/2033 (b)	115,000	118,725
Dollar General Corp.:
4.13%, 5/1/2028	70,000	67,390
Security Description	Principal Amount	Value
4.15%, 11/1/2025	$25,000	$24,524
4.63%, 11/1/2027	100,000	97,803
5.00%, 11/1/2032	60,000	58,478
5.45%, 7/5/2033 (b)	750,000	745,770
5.50%, 11/1/2052	100,000	93,791
Dollar Tree, Inc.:
2.65%, 12/1/2031 (b)	200,000	166,174
4.20%, 5/15/2028	45,000	43,208
Home Depot, Inc.:
1.50%, 9/15/2028 (b)	100,000	87,738
1.88%, 9/15/2031	40,000	32,579
2.13%, 9/15/2026	150,000	140,929
2.38%, 3/15/2051	500,000	287,025
2.50%, 4/15/2027	350,000	327,789
2.70%, 4/15/2030	250,000	222,702
2.75%, 9/15/2051	100,000	62,273
2.80%, 9/14/2027	250,000	234,182
2.88%, 4/15/2027	100,000	94,675
3.00%, 4/1/2026	350,000	337,396
3.13%, 12/15/2049	100,000	68,136
3.25%, 4/15/2032	130,000	115,310
3.30%, 4/15/2040	750,000	583,822
3.35%, 4/15/2050	150,000	106,653
3.63%, 4/15/2052	500,000	369,930
4.00%, 9/15/2025	80,000	78,832
4.25%, 4/1/2046	35,000	29,449
4.75%, 6/25/2029 (b)	90,000	89,486
4.85%, 6/25/2031	95,000	94,236
4.88%, 6/25/2027 (b)	50,000	49,911
4.90%, 4/15/2029	500,000	500,915
4.95%, 6/25/2034	130,000	128,678
4.95%, 9/15/2052	250,000	231,252
5.10%, 12/24/2025	500,000	499,595
5.15%, 6/25/2026 (b)	70,000	70,067
5.30%, 6/25/2054	550,000	536,992
5.40%, 6/25/2064 (b)	105,000	102,328
5.95%, 4/1/2041	50,000	52,861
Lowe's Cos., Inc.:
1.30%, 4/15/2028	20,000	17,450
1.70%, 9/15/2028	25,000	21,847
1.70%, 10/15/2030	520,000	424,497
2.50%, 4/15/2026	50,000	47,630
2.63%, 4/1/2031	100,000	85,374
3.00%, 10/15/2050	265,000	165,898
3.10%, 5/3/2027	200,000	189,356
3.35%, 4/1/2027	90,000	85,915
3.38%, 9/15/2025	25,000	24,392
3.50%, 4/1/2051	50,000	34,216
3.70%, 4/15/2046	50,000	36,716
3.75%, 4/1/2032	250,000	226,942
4.05%, 5/3/2047	300,000	231,669
4.40%, 9/8/2025	70,000	69,098
4.80%, 4/1/2026	765,000	758,689
5.00%, 4/15/2033	210,000	206,766
5.15%, 7/1/2033 (b)	350,000	348,260

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.80%, 9/15/2062	$250,000	$242,870
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	14,353
Series MTN, 2.13%, 3/1/2030	15,000	12,881
Series MTN, 2.63%, 9/1/2029	75,000	67,206
Series MTN, 3.50%, 3/1/2027 (b)	50,000	47,995
Series MTN, 3.60%, 7/1/2030	250,000	231,750
Series MTN, 3.63%, 9/1/2049	160,000	116,066
Series MTN, 3.70%, 1/30/2026	75,000	73,294
Series MTN, 3.80%, 4/1/2028	100,000	96,016
Series MTN, 4.20%, 4/1/2050	750,000	598,282
Series MTN, 4.45%, 3/1/2047	125,000	104,927
Series MTN, 4.45%, 9/1/2048	20,000	16,803
Series MTN, 4.70%, 12/9/2035	150,000	142,453
4.80%, 8/14/2028	500,000	496,950
Series MTN, 4.88%, 12/9/2045	100,000	89,866
4.95%, 8/14/2033	200,000	196,912
Series GMTN, 5.00%, 5/17/2029	125,000	124,899
5.45%, 8/14/2053	200,000	193,236
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	45,000	36,298
3.60%, 9/1/2027	50,000	47,642
4.35%, 6/1/2028	100,000	97,287
5.75%, 11/20/2026	175,000	176,680
Starbucks Corp.:
2.00%, 3/12/2027	100,000	92,271
2.25%, 3/12/2030	100,000	86,127
2.55%, 11/15/2030	100,000	86,221
3.00%, 2/14/2032	220,000	190,617
3.35%, 3/12/2050	25,000	17,047
3.50%, 11/15/2050	150,000	105,562
3.80%, 8/15/2025	50,000	49,158
4.00%, 11/15/2028	50,000	48,170
4.45%, 8/15/2049	100,000	82,320
4.50%, 11/15/2048	30,000	25,037
4.75%, 2/15/2026	425,000	422,046
4.80%, 2/15/2033	145,000	141,339
5.00%, 2/15/2034 (b)	200,000	195,416
Target Corp.:
1.95%, 1/15/2027	200,000	186,178
2.50%, 4/15/2026	50,000	47,895
3.38%, 4/15/2029	100,000	94,037
Security Description	Principal Amount	Value
4.40%, 1/15/2033	$65,000	$62,410
4.80%, 1/15/2053 (b)	565,000	512,675
TJX Cos., Inc.:
1.60%, 5/15/2031	250,000	201,415
2.25%, 9/15/2026	50,000	47,102
Walmart, Inc.:
1.05%, 9/17/2026	165,000	152,047
1.50%, 9/22/2028 (b)	500,000	441,670
1.80%, 9/22/2031 (b)	570,000	469,441
2.50%, 9/22/2041	750,000	519,135
2.65%, 9/22/2051 (b)	400,000	250,696
3.25%, 7/8/2029	80,000	75,098
3.90%, 4/15/2028	125,000	121,815
4.10%, 4/15/2033 (b)	135,000	128,633
4.50%, 9/9/2052	250,000	221,637
4.50%, 4/15/2053	1,000,000	884,990
		20,877,240
SEMICONDUCTORS — 0.6%
Analog Devices, Inc.:
2.10%, 10/1/2031	500,000	413,595
5.05%, 4/1/2034	65,000	64,720
5.30%, 4/1/2054	100,000	97,723
Applied Materials, Inc.:
1.75%, 6/1/2030	30,000	25,259
3.90%, 10/1/2025	25,000	24,639
4.35%, 4/1/2047	100,000	87,303
4.80%, 6/15/2029	135,000	134,795
5.10%, 10/1/2035	50,000	50,613
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	350,000	338,789
Broadcom, Inc.:
1.95%, 2/15/2028 (c)	80,000	71,590
2.45%, 2/15/2031 (c)	700,000	589,421
2.60%, 2/15/2033 (c)	200,000	161,924
3.14%, 11/15/2035 (c)	750,000	600,465
3.15%, 11/15/2025	80,000	77,533
3.42%, 4/15/2033 (c)	315,000	271,486
3.47%, 4/15/2034 (c)	250,000	213,060
3.50%, 2/15/2041 (c)	315,000	241,353
3.75%, 2/15/2051 (c)	40,000	29,712
4.11%, 9/15/2028	159,000	153,371
4.15%, 11/15/2030	100,000	94,469
4.30%, 11/15/2032	55,000	51,404
4.75%, 4/15/2029	150,000	147,944
4.93%, 5/15/2037 (c)	500,000	470,115
5.00%, 4/15/2030	200,000	200,170
Intel Corp.:
1.60%, 8/12/2028	55,000	48,144
2.00%, 8/12/2031 (b)	100,000	81,409
2.45%, 11/15/2029	150,000	131,871
3.05%, 8/12/2051	350,000	221,998
3.10%, 2/15/2060	150,000	90,861
3.15%, 5/11/2027	200,000	190,112
3.25%, 11/15/2049	150,000	100,583

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 3/25/2027	$300,000	$290,310
3.75%, 8/5/2027	250,000	241,125
4.10%, 5/19/2046	370,000	295,371
4.10%, 5/11/2047	50,000	39,624
4.75%, 3/25/2050	150,000	129,207
4.88%, 2/10/2026	750,000	745,545
4.88%, 2/10/2028	150,000	149,433
4.90%, 8/5/2052	500,000	440,705
5.20%, 2/10/2033	635,000	633,927
5.63%, 2/10/2043 (b)	100,000	99,063
5.70%, 2/10/2053	570,000	560,737
5.90%, 2/10/2063	500,000	499,765
KLA Corp.:
3.30%, 3/1/2050	50,000	35,164
4.10%, 3/15/2029	65,000	63,117
4.95%, 7/15/2052	750,000	698,002
Lam Research Corp.:
3.75%, 3/15/2026	50,000	48,792
4.00%, 3/15/2029	280,000	269,441
4.88%, 3/15/2049	25,000	22,827
Marvell Technology, Inc.:
1.65%, 4/15/2026	65,000	60,822
2.45%, 4/15/2028	65,000	58,666
2.95%, 4/15/2031	60,000	51,727
5.75%, 2/15/2029	250,000	255,215
5.95%, 9/15/2033	125,000	129,071
Microchip Technology, Inc. 5.05%, 3/15/2029	90,000	89,253
Micron Technology, Inc.:
2.70%, 4/15/2032	110,000	91,056
4.66%, 2/15/2030	200,000	193,712
5.30%, 1/15/2031	70,000	69,832
5.38%, 4/15/2028 (b)	500,000	501,980
NVIDIA Corp.:
1.55%, 6/15/2028	100,000	89,124
2.00%, 6/15/2031 (b)	100,000	84,019
3.20%, 9/16/2026	50,000	48,324
3.50%, 4/1/2040	300,000	248,244
3.50%, 4/1/2050	150,000	114,984
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.15%, 5/1/2027	15,000	14,184
3.25%, 5/11/2041	350,000	255,374
3.40%, 5/1/2030	570,000	516,032
4.30%, 6/18/2029	500,000	479,815
4.40%, 6/1/2027	75,000	73,344
5.00%, 1/15/2033 (b)	100,000	97,552
QUALCOMM, Inc.:
1.30%, 5/20/2028	250,000	219,070
2.15%, 5/20/2030	100,000	86,551
3.25%, 5/20/2027	50,000	47,757
3.25%, 5/20/2050	45,000	31,773
4.25%, 5/20/2032	90,000	86,019
4.30%, 5/20/2047	50,000	42,634
4.80%, 5/20/2045	25,000	23,106
Security Description	Principal Amount	Value
5.40%, 5/20/2033 (b)	$250,000	$258,902
6.00%, 5/20/2053	500,000	537,575
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	65,760
3.88%, 3/15/2039 (b)	250,000	218,188
4.15%, 5/15/2048	150,000	124,341
4.60%, 2/15/2028	115,000	114,057
4.85%, 2/8/2034 (b)	105,000	104,019
5.05%, 5/18/2063	500,000	463,580
5.15%, 2/8/2054	350,000	334,771
TSMC Arizona Corp.:
1.75%, 10/25/2026	750,000	694,215
3.13%, 10/25/2041	750,000	581,257
3.88%, 4/22/2027	200,000	193,358
		18,487,849
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 2.04%, 8/16/2028	100,000	88,025
SOFTWARE — 0.6%
Adobe, Inc.:
2.30%, 2/1/2030	30,000	26,282
4.80%, 4/4/2029	100,000	100,172
4.85%, 4/4/2027	45,000	44,991
4.95%, 4/4/2034	450,000	447,808
Autodesk, Inc.:
2.40%, 12/15/2031	160,000	132,675
3.50%, 6/15/2027	50,000	47,888
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	150,000	126,489
2.90%, 12/1/2029	50,000	44,553
Concentrix Corp. 6.65%, 8/2/2026 (b)	200,000	202,104
Electronic Arts, Inc.:
1.85%, 2/15/2031	90,000	73,498
2.95%, 2/15/2051	65,000	41,962
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	305,000	284,367
1.65%, 3/1/2028	35,000	30,839
3.10%, 3/1/2041	15,000	10,773
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	46,143
2.65%, 6/1/2030	50,000	43,495
3.20%, 7/1/2026	275,000	263,967
3.50%, 7/1/2029	65,000	60,109
4.20%, 10/1/2028	65,000	62,479
4.40%, 7/1/2049	60,000	48,673
5.15%, 3/15/2027	600,000	600,366
5.45%, 3/2/2028	750,000	756,742
5.60%, 3/2/2033	500,000	504,300
Intuit, Inc.:
0.95%, 7/15/2025	15,000	14,332
1.65%, 7/15/2030	15,000	12,448

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.20%, 9/15/2033	$150,000	$150,694
5.25%, 9/15/2026	250,000	250,765
5.50%, 9/15/2053	310,000	311,252
Microsoft Corp.:
2.40%, 8/8/2026	200,000	190,244
2.53%, 6/1/2050	1,668,000	1,053,075
2.68%, 6/1/2060	288,000	175,095
2.92%, 3/17/2052	860,000	584,164
3.04%, 3/17/2062	312,000	206,429
3.13%, 11/3/2025	50,000	48,779
3.30%, 2/6/2027	780,000	752,521
3.45%, 8/8/2036	1,062,000	925,915
4.50%, 6/15/2047	150,000	138,834
Oracle Corp.:
1.65%, 3/25/2026	590,000	553,072
2.30%, 3/25/2028	105,000	94,932
2.65%, 7/15/2026	45,000	42,644
2.80%, 4/1/2027	250,000	234,752
2.88%, 3/25/2031	370,000	319,617
2.95%, 4/1/2030	300,000	266,676
3.60%, 4/1/2040	750,000	576,465
3.60%, 4/1/2050	525,000	366,602
3.65%, 3/25/2041	910,000	695,950
3.80%, 11/15/2037	180,000	148,266
3.85%, 7/15/2036	150,000	126,481
3.85%, 4/1/2060	250,000	171,912
3.90%, 5/15/2035	5,000	4,335
3.95%, 3/25/2051	370,000	273,508
4.00%, 7/15/2046	180,000	137,252
4.10%, 3/25/2061	145,000	104,110
4.30%, 7/8/2034	200,000	182,164
4.38%, 5/15/2055	10,000	7,805
4.50%, 5/6/2028 (b)	90,000	88,387
4.90%, 2/6/2033	590,000	572,601
5.55%, 2/6/2053	500,000	472,855
5.80%, 11/10/2025	550,000	552,717
6.15%, 11/9/2029	295,000	308,473
6.25%, 11/9/2032	350,000	370,545
6.90%, 11/9/2052	500,000	558,885
Roper Technologies, Inc.:
1.75%, 2/15/2031	250,000	201,380
2.00%, 6/30/2030	30,000	25,064
2.95%, 9/15/2029	40,000	35,976
3.80%, 12/15/2026	30,000	29,000
4.20%, 9/15/2028	65,000	62,792
Salesforce, Inc.:
1.50%, 7/15/2028	65,000	57,125
1.95%, 7/15/2031	120,000	98,453
2.70%, 7/15/2041	60,000	41,930
2.90%, 7/15/2051	500,000	322,160
3.05%, 7/15/2061	50,000	30,868
3.70%, 4/11/2028	775,000	747,332
ServiceNow, Inc. 1.40%, 9/1/2030	65,000	52,771
Security Description	Principal Amount	Value
Take-Two Interactive Software, Inc.:
4.95%, 3/28/2028	$500,000	$495,315
5.00%, 3/28/2026	250,000	248,350
VMware LLC:
1.40%, 8/15/2026	500,000	460,345
3.90%, 8/21/2027	150,000	143,872
Workday, Inc. 3.50%, 4/1/2027	550,000	526,069
		19,625,030
TELECOMMUNICATIONS — 1.1%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	176,176
4.38%, 7/16/2042	50,000	42,435
4.38%, 4/22/2049 (b)	200,000	165,438
4.70%, 7/21/2032	200,000	192,138
6.13%, 3/30/2040	100,000	103,660
AT&T, Inc.:
1.65%, 2/1/2028	530,000	470,704
1.70%, 3/25/2026	850,000	797,895
2.25%, 2/1/2032	125,000	101,444
2.30%, 6/1/2027	550,000	508,838
2.55%, 12/1/2033	350,000	278,201
2.75%, 6/1/2031	350,000	299,757
3.10%, 2/1/2043	150,000	109,334
3.50%, 6/1/2041	600,000	459,006
3.50%, 9/15/2053	900,000	610,857
3.55%, 9/15/2055	829,000	558,580
3.65%, 6/1/2051	100,000	70,618
3.65%, 9/15/2059	1,294,000	868,494
3.80%, 2/15/2027	150,000	144,935
3.80%, 12/1/2057	471,000	328,880
3.85%, 6/1/2060	45,000	31,400
4.10%, 2/15/2028	184,000	177,604
4.35%, 3/1/2029	500,000	484,630
4.50%, 5/15/2035	300,000	276,231
4.55%, 3/9/2049	208,000	172,376
4.65%, 6/1/2044	25,000	21,348
4.75%, 5/15/2046	30,000	25,970
4.85%, 3/1/2039	570,000	522,166
5.40%, 2/15/2034	1,130,000	1,130,034
Bell Telephone Co. of Canada or Bell Canada:
Series US-4, 3.65%, 3/17/2051	450,000	323,050
4.30%, 7/29/2049	55,000	44,587
4.46%, 4/1/2048	30,000	25,059
5.20%, 2/15/2034	250,000	244,510
British Telecommunications PLC 5.13%, 12/4/2028 (b)	200,000	199,348
Cisco Systems, Inc.:
2.50%, 9/20/2026	500,000	475,240
4.80%, 2/26/2027	155,000	154,569
4.85%, 2/26/2029	125,000	124,961

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 2/26/2031	$500,000	$499,655
5.05%, 2/26/2034	250,000	249,760
5.30%, 2/26/2054	200,000	196,100
5.35%, 2/26/2064	200,000	194,524
5.50%, 1/15/2040	300,000	304,704
Corning, Inc.:
4.38%, 11/15/2057	25,000	19,600
5.35%, 11/15/2048	100,000	93,605
5.75%, 8/15/2040	25,000	24,793
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	550,000	641,063
Juniper Networks, Inc.:
1.20%, 12/10/2025	250,000	234,780
2.00%, 12/10/2030	250,000	202,795
3.75%, 8/15/2029	100,000	92,999
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	84,763
4.60%, 2/23/2028 (b)	125,000	122,779
4.60%, 5/23/2029 (b)	50,000	48,722
5.00%, 4/15/2029	125,000	124,051
Orange SA 5.50%, 2/6/2044	50,000	48,265
Rogers Communications, Inc.:
3.20%, 3/15/2027 (b)	135,000	128,091
3.70%, 11/15/2049	50,000	35,331
3.80%, 3/15/2032	125,000	111,710
4.30%, 2/15/2048	40,000	31,647
4.35%, 5/1/2049	155,000	123,298
4.55%, 3/15/2052	500,000	407,695
5.00%, 2/15/2029	225,000	222,248
5.00%, 3/15/2044 (b)	50,000	44,659
5.30%, 2/15/2034 (b)	300,000	294,315
Sprint Capital Corp. 6.88%, 11/15/2028 (b)	750,000	795,045
Telefonica Emisiones SA:
4.10%, 3/8/2027	500,000	485,450
5.21%, 3/8/2047	300,000	265,782
5.52%, 3/1/2049	150,000	138,821
7.05%, 6/20/2036	25,000	27,232
Telefonica Europe BV 8.25%, 9/15/2030	25,000	28,233
TELUS Corp. 4.60%, 11/16/2048	150,000	125,337
T-Mobile USA, Inc.:
2.05%, 2/15/2028	45,000	40,397
2.25%, 11/15/2031	50,000	40,863
2.55%, 2/15/2031	165,000	140,064
2.70%, 3/15/2032	500,000	418,090
3.00%, 2/15/2041	555,000	396,631
3.30%, 2/15/2051	350,000	236,393
3.40%, 10/15/2052	500,000	341,280
3.60%, 11/15/2060	20,000	13,478
3.75%, 4/15/2027	150,000	144,191
3.88%, 4/15/2030	380,000	355,251
4.38%, 4/15/2040	350,000	303,285
Security Description	Principal Amount	Value
4.50%, 4/15/2050	$545,000	$455,091
4.80%, 7/15/2028	250,000	246,670
4.85%, 1/15/2029	750,000	740,715
5.05%, 7/15/2033	500,000	489,085
5.15%, 4/15/2034	85,000	83,521
5.20%, 1/15/2033	250,000	247,415
5.65%, 1/15/2053	250,000	246,487
5.75%, 1/15/2034	250,000	257,162
5.75%, 1/15/2054	500,000	497,595
6.00%, 6/15/2054	250,000	258,822
Verizon Communications, Inc.:
0.85%, 11/20/2025	200,000	188,054
1.45%, 3/20/2026	580,000	543,280
1.50%, 9/18/2030	60,000	48,937
1.68%, 10/30/2030	55,000	44,700
1.75%, 1/20/2031	200,000	161,864
2.10%, 3/22/2028	500,000	449,740
2.55%, 3/21/2031	500,000	424,725
2.63%, 8/15/2026	50,000	47,406
2.65%, 11/20/2040	200,000	137,794
2.88%, 11/20/2050	200,000	125,792
2.99%, 10/30/2056	337,000	206,301
3.00%, 11/20/2060	175,000	104,757
3.15%, 3/22/2030	500,000	450,700
3.40%, 3/22/2041	1,500,000	1,146,525
3.55%, 3/22/2051	1,500,000	1,079,550
3.70%, 3/22/2061	500,000	352,665
3.88%, 2/8/2029	10,000	9,503
4.00%, 3/22/2050	500,000	389,650
4.02%, 12/3/2029	350,000	330,729
4.27%, 1/15/2036	28,000	25,349
4.33%, 9/21/2028	285,000	277,091
4.40%, 11/1/2034	250,000	231,653
4.50%, 8/10/2033	250,000	235,007
5.05%, 5/9/2033 (b)	990,000	976,140
5.50%, 2/23/2054	350,000	342,730
Vodafone Group PLC:
4.25%, 9/17/2050	750,000	585,135
4.38%, 2/19/2043	75,000	65,402
5.63%, 2/10/2053 (b)	640,000	612,851
5.75%, 6/28/2054 (b)	250,000	242,065
5.88%, 6/28/2064	250,000	240,262
		33,197,168
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	28,269
3.90%, 11/19/2029 (b)	100,000	92,252
6.05%, 5/14/2034 (b)	250,000	249,532
		370,053
TRANSPORTATION — 0.4%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	15,000	9,937
3.30%, 9/15/2051	350,000	243,820

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 2/15/2050	$250,000	$183,827
3.90%, 8/1/2046	100,000	79,196
4.05%, 6/15/2048	155,000	125,200
4.13%, 6/15/2047	150,000	122,421
4.15%, 12/15/2048	30,000	24,490
4.45%, 3/15/2043	50,000	43,769
4.45%, 1/15/2053	500,000	425,825
4.55%, 9/1/2044	50,000	43,960
4.90%, 4/1/2044	125,000	115,259
5.20%, 4/15/2054	895,000	859,379
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	8,974
2.75%, 3/1/2026	100,000	96,321
3.20%, 8/2/2046	25,000	18,020
3.65%, 2/3/2048	50,000	38,513
5.85%, 11/1/2033	250,000	264,142
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	80,000	73,808
2.05%, 3/5/2030	35,000	29,868
2.45%, 12/2/2031 (b)	565,000	513,387
2.88%, 11/15/2029	65,000	58,234
3.00%, 12/2/2041	350,000	302,463
3.50%, 5/1/2050	25,000	18,015
4.00%, 6/1/2028	100,000	96,490
4.70%, 5/1/2048	50,000	43,351
4.80%, 9/15/2035	30,000	28,480
CSX Corp.:
2.40%, 2/15/2030	50,000	43,605
2.50%, 5/15/2051	610,000	359,162
3.25%, 6/1/2027	50,000	47,734
3.35%, 9/15/2049	65,000	45,714
3.80%, 3/1/2028	50,000	48,098
3.80%, 11/1/2046	100,000	77,529
4.10%, 3/15/2044	75,000	61,625
4.25%, 3/15/2029	95,000	92,226
4.30%, 3/1/2048	50,000	41,710
4.50%, 3/15/2049	125,000	107,050
4.65%, 3/1/2068	50,000	41,948
5.20%, 11/15/2033 (b)	650,000	651,488
FedEx Corp.:
2.40%, 5/15/2031 (b)	65,000	55,071
3.25%, 5/15/2041 (b)	415,000	304,037
3.40%, 2/15/2028	50,000	47,322
3.90%, 2/1/2035	200,000	177,392
4.05%, 2/15/2048	50,000	38,884
4.55%, 4/1/2046	100,000	83,372
4.75%, 11/15/2045	25,000	21,516
4.95%, 10/17/2048	100,000	88,471
5.25%, 5/15/2050 (b)	650,000	606,164
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	143,304
2.90%, 8/25/2051	150,000	93,096
3.00%, 3/15/2032	150,000	129,298
3.05%, 5/15/2050	350,000	227,871
Security Description	Principal Amount	Value
3.15%, 6/1/2027	$50,000	$47,441
3.16%, 5/15/2055	68,000	43,108
3.40%, 11/1/2049	100,000	69,964
3.94%, 11/1/2047	100,000	77,026
4.45%, 3/1/2033	200,000	188,660
4.45%, 6/15/2045	19,000	16,141
5.05%, 8/1/2030	145,000	144,655
5.55%, 3/15/2034	95,000	96,853
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	125,000	115,665
Series MTN, 2.85%, 3/1/2027	145,000	136,602
Series MTN, 5.38%, 3/15/2029	100,000	100,404
Series MTN, 5.65%, 3/1/2028	250,000	253,517
Union Pacific Corp.:
2.15%, 2/5/2027	250,000	232,940
2.38%, 5/20/2031	40,000	33,964
2.40%, 2/5/2030	500,000	437,460
2.75%, 3/1/2026	50,000	48,081
2.80%, 2/14/2032	570,000	491,568
2.97%, 9/16/2062	110,000	65,086
3.20%, 5/20/2041	70,000	52,873
3.25%, 2/5/2050	700,000	487,711
3.38%, 2/14/2042	40,000	30,741
3.50%, 2/14/2053	75,000	53,756
3.55%, 5/20/2061	100,000	68,919
3.80%, 10/1/2051	52,000	39,733
3.80%, 4/6/2071	175,000	123,174
3.84%, 3/20/2060	130,000	95,606
4.10%, 9/15/2067	15,000	11,332
4.50%, 1/20/2033 (b)	250,000	240,697
4.95%, 9/9/2052	250,000	233,327
United Parcel Service, Inc.:
2.40%, 11/15/2026	30,000	28,266
3.05%, 11/15/2027	50,000	47,139
3.75%, 11/15/2047	175,000	134,139
4.88%, 3/3/2033 (b)	175,000	172,410
5.05%, 3/3/2053 (b)	600,000	561,012
5.15%, 5/22/2034	210,000	209,315
5.30%, 4/1/2050	200,000	194,530
5.50%, 5/22/2054	235,000	232,897
		13,117,548
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
1.90%, 6/1/2031	200,000	160,500
3.10%, 6/1/2051	250,000	158,020
3.85%, 3/30/2027	50,000	48,149
4.55%, 11/7/2028	50,000	48,853
4.70%, 4/1/2029	25,000	24,449
5.40%, 3/15/2027	30,000	30,025
6.05%, 3/15/2034	155,000	158,469

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.05%, 6/5/2054	$250,000	$250,542
		879,007
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 3.38%, 1/20/2027	65,000	60,224
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031	100,000	82,773
2.95%, 9/1/2027	121,000	113,268
3.25%, 6/1/2051	100,000	67,859
3.45%, 5/1/2050	50,000	35,279
3.75%, 9/1/2028	100,000	95,275
3.75%, 9/1/2047	100,000	75,720
4.30%, 12/1/2042	25,000	21,194
5.15%, 3/1/2034	250,000	247,702
5.45%, 3/1/2054	250,000	241,445
Essential Utilities, Inc.:
2.40%, 5/1/2031	105,000	86,466
2.70%, 4/15/2030	60,000	52,159
5.38%, 1/15/2034	250,000	245,695
		1,364,835
TOTAL CORPORATE BONDS & NOTES (Cost $839,818,533)		764,918,629
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust Series 2023-1, Class A3, 5.46%, 5/15/2028	105,000	105,185
AmeriCredit Automobile Receivables Trust Series 2023-2, Class A3, 5.81%, 5/18/2028	250,000	251,349
BMW Vehicle Lease Trust Series 2024-1, Class A3, 4.98%, 3/25/2027	150,000	149,141
Capital One Prime Auto Receivables Trust Series 2023-1, Class A3, 4.87%, 2/15/2028	450,000	446,748
CarMax Auto Owner Trust:
Series 2023-1, Class A3, 4.75%, 10/15/2027	421,000	417,646
Series 2023-2, Class A3, 5.05%, 1/18/2028	250,000	248,652
Drive Auto Receivables Trust Series 2024-1, Class A3, 5.35%, 2/15/2028	32,000	31,800
Ford Credit Auto Owner Trust:
Series 2022-B, Class A4, 3.93%, 8/15/2027	200,000	196,030
Series 2023-A, Class A3, 4.65%, 2/15/2028	94,000	93,139
Security Description	Principal Amount	Value
Series 2024-A, Class A3, 5.09%, 12/15/2028	$207,000	$206,668
GM Financial Automobile Leasing Trust Series 2023-3, Class A3, 5.38%, 11/20/2026	120,000	119,924
GM Financial Consumer Automobile Receivables Trust:
Series 2023-2, Class A3, 4.47%, 2/16/2028	500,000	494,303
Series 2023-1, Class A3, 4.66%, 2/16/2028	55,000	54,490
Honda Auto Receivables Owner Trust:
Series 2023-2, Class A3, 4.93%, 11/15/2027	125,000	124,287
Series 2023-1, Class A3, 5.04%, 4/21/2027	78,000	77,657
Series 2023-3, Class A3, 5.41%, 2/18/2028	183,000	183,254
Hyundai Auto Receivables Trust:
Series 2024-A, Class A3, 4.99%, 2/15/2029	300,000	298,780
Series 2023-B, Class A3, 5.48%, 4/17/2028	367,000	367,878
Nissan Auto Receivables Owner Trust Series 2023-A, Class A4, 4.85%, 6/17/2030	400,000	396,864
Santander Drive Auto Receivables Trust:
Series 2022-4, Class C, 5.00%, 11/15/2029	250,000	247,220
Series 2024-1, Class A3, 5.25%, 4/17/2028	26,000	25,897
Series 2024-2, Class A3, 5.63%, 11/15/2028	100,000	100,214
Series 2024-3, Class A3, 5.63%, 1/16/2029	242,000	242,363
Series 2023-4, Class A3, 5.73%, 4/17/2028	133,000	133,063
Toyota Auto Receivables Owner Trust:
Series 2023-B, Class A3, 4.71%, 2/15/2028	350,000	346,536
Series 2023-C, Class A3, 5.16%, 4/17/2028	69,000	68,801
Series 2024-B, Class A3, 5.33%, 1/16/2029	180,000	180,964
Volkswagen Auto Loan Enhanced Trust Series 2023-2, Class A3, 5.48%, 12/20/2028	300,000	301,583
		5,910,436

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2022-3, Class A, 3.75%, 8/15/2027	$800,000	$785,744
Series 2023-1, Class A, 4.87%, 5/15/2028	137,000	136,407
BA Credit Card Trust Series 2022-A2, Class A2, 5.00%, 4/15/2028	650,000	647,423
Barclays Dryrock Issuance Trust Series 2023-1, Class A, 4.72%, 2/15/2029	250,000	247,775
Capital One Multi-Asset Execution Trust:
Series 2023-A1, Class A, 4.42%, 5/15/2028	286,000	282,193
Series 2021-A2, Class A2, 1.39%, 7/15/2030	350,000	304,879
Chase Issuance Trust:
Series 2022-A1, Class A, 3.97%, 9/15/2027	181,000	178,036
Series 2024-A1, Class A, 4.60%, 1/16/2029	175,000	173,167
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	192,626
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	271,000	247,814
Series 2023-A2, Class A, 4.93%, 6/15/2028	453,000	451,055
		3,647,119
OTHER ABS — 0.1%
CNH Equipment Trust Series 2023-A, Class A3, 4.81%, 8/15/2028	250,000	247,724
John Deere Owner Trust Series 2023-A, Class A3, 5.01%, 11/15/2027	400,000	397,488
Verizon Master Trust:
Series 2022-4, Class A, 3.40%, 11/20/2028	350,000	343,542
Series 2023-1, Class A, 4.49%, 1/22/2029	400,000	395,115
Series 2023-4, Class A1A, 5.16%, 6/20/2029	205,000	204,858
		1,588,727
TOTAL ASSET-BACKED SECURITIES (Cost $11,285,463)		11,146,282
Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 2.7%
AUSTRIA — 0.1%
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	$90,000	$85,043
4.25%, 03/01/2028	750,000	740,625
Series GMTN, 0.50%, 02/02/2026	500,000	466,095
		1,291,763
CANADA — 0.5%
Canada Government International Bonds:
0.75%, 05/19/2026 (b)	500,000	464,037
3.75%, 04/26/2028	760,000	739,461
4.63%, 04/30/2029	735,000	740,623
Export Development Canada:
3.38%, 08/26/2025	500,000	490,502
3.88%, 02/14/2028	500,000	488,655
4.13%, 02/13/2029	445,000	438,450
4.75%, 06/05/2034	265,000	270,429
Province of Alberta:
1.30%, 07/22/2030	400,000	330,067
3.30%, 03/15/2028 (b)	650,000	619,640
4.50%, 01/24/2034	200,000	195,899
Province of British Columbia:
0.90%, 07/20/2026	500,000	461,491
1.30%, 01/29/2031 (b)	200,000	162,880
4.20%, 07/06/2033	550,000	527,266
4.90%, 04/24/2029	250,000	252,976
Series 9, 2.25%, 06/02/2026	150,000	142,705
Province of Manitoba:
2.13%, 06/22/2026	250,000	236,796
4.90%, 05/31/2034	120,000	120,781
Province of New Brunswick 3.63%, 2/24/2028	50,000	47,942
Province of Ontario:
0.63%, 01/21/2026	440,000	411,311
1.05%, 04/14/2026	500,000	466,977
1.13%, 10/07/2030	500,000	404,867
1.60%, 02/25/2031	250,000	206,777
1.80%, 10/14/2031	500,000	412,444
2.00%, 10/02/2029	350,000	307,709
2.50%, 04/27/2026	350,000	335,133
3.10%, 05/19/2027	750,000	717,273
4.20%, 01/18/2029	300,000	294,822
5.05%, 04/24/2034	200,000	204,337
Series MTN, 2.13%, 01/21/2032	1,250,000	1,050,561
Province of Quebec:
0.60%, 07/23/2025	250,000	238,221
1.35%, 05/28/2030	300,000	249,506
1.90%, 04/21/2031	250,000	210,116
2.50%, 04/20/2026	250,000	239,511

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 04/12/2027	$200,000	$189,820
3.63%, 04/13/2028	1,750,000	1,686,257
4.50%, 04/03/2029	400,000	397,994
		14,754,236
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	200,000	170,521
2.55%, 07/27/2033	250,000	202,538
3.10%, 01/22/2061	250,000	154,273
3.13%, 01/21/2026	50,000	48,256
3.24%, 02/06/2028	200,000	187,667
3.25%, 09/21/2071	250,000	154,226
3.86%, 06/21/2047	300,000	232,491
4.34%, 03/07/2042	250,000	215,481
4.85%, 01/22/2029	200,000	197,507
4.95%, 01/05/2036	335,000	321,071
5.33%, 01/05/2054	500,000	470,881
		2,354,912
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 06/29/2037	100,000	54,930
0.38%, 07/18/2025	250,000	237,995
0.63%, 01/22/2026	225,000	210,611
0.75%, 09/30/2030	500,000	400,895
1.75%, 09/14/2029	250,000	219,073
2.88%, 04/03/2028 (b)	290,000	273,574
5.00%, 03/16/2026	750,000	751,245
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	240,000	223,951
0.88%, 09/03/2030	200,000	161,318
Series 37, 2.50%, 11/15/2027	50,000	46,715
		2,580,307
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	500,000	407,479
2.15%, 07/28/2031	500,000	410,473
3.05%, 03/12/2051	250,000	168,973
3.55%, 03/31/2032	350,000	313,892
4.45%, 04/15/2070	200,000	163,771
4.55%, 01/11/2028	200,000	195,787
4.70%, 02/10/2034	200,000	192,986
4.75%, 02/11/2029	150,000	147,781
4.85%, 01/11/2033	200,000	195,255
5.10%, 02/10/2054	500,000	470,796
5.35%, 02/11/2049 (b)	100,000	98,774
5.65%, 01/11/2053	300,000	303,483
		3,069,450
Security Description	Principal Amount	Value
ISRAEL — 0.1%
Israel Government International Bonds:
2.75%, 07/03/2030 (b)	$200,000	$168,516
2.88%, 03/16/2026	100,000	94,656
3.25%, 01/17/2028	100,000	91,638
3.88%, 07/03/2050	200,000	139,267
4.13%, 01/17/2048 (b)	100,000	73,407
4.50%, 01/17/2033	400,000	359,065
5.50%, 03/12/2034	500,000	475,217
5.75%, 03/12/2054	500,000	447,993
State of Israel 3.38%, 1/15/2050	300,000	190,053
		2,039,812
ITALY — 0.0% (a)
Republic of Italy Government International Bonds:
1.25%, 02/17/2026	250,000	233,914
2.88%, 10/17/2029	500,000	444,813
3.88%, 05/06/2051	200,000	139,723
4.00%, 10/17/2049 (b)	200,000	146,239
5.38%, 06/15/2033	50,000	49,332
		1,014,021
JAPAN — 0.1%
Japan Bank for International Cooperation:
0.63%, 07/15/2025	450,000	428,912
1.25%, 01/21/2031	250,000	202,482
1.88%, 04/15/2031	200,000	167,941
2.13%, 02/16/2029 (b)	250,000	223,661
2.38%, 04/20/2026	200,000	190,782
2.75%, 11/16/2027	200,000	187,332
2.88%, 07/21/2027	100,000	94,511
3.25%, 07/20/2028 (b)	250,000	236,726
3.88%, 09/16/2025 (b)	500,000	491,665
4.25%, 01/26/2026	500,000	493,439
4.25%, 04/27/2026	450,000	443,669
4.38%, 01/24/2031	200,000	197,175
4.63%, 04/17/2034	500,000	499,677
Japan International Cooperation Agency:
1.75%, 04/28/2031	200,000	165,406
4.75%, 05/21/2029	200,000	200,988
		4,224,366
MEXICO — 0.2%
Mexico Government International Bonds:
2.66%, 05/24/2031	450,000	369,779
3.25%, 04/16/2030	350,000	307,424
3.50%, 02/12/2034	250,000	203,074
3.75%, 01/11/2028	100,000	94,452
3.77%, 05/24/2061	200,000	122,213
4.13%, 01/21/2026	125,000	122,372
4.15%, 03/28/2027	200,000	193,769

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.28%, 08/14/2041	$1,025,000	$793,776
4.40%, 02/12/2052	400,000	290,862
4.50%, 04/22/2029	250,000	239,096
4.50%, 01/31/2050 (b)	250,000	187,587
4.60%, 02/10/2048 (b)	200,000	152,411
4.75%, 04/27/2032 (b)	200,000	184,644
5.00%, 04/27/2051	200,000	159,921
5.40%, 02/09/2028	850,000	845,951
5.55%, 01/21/2045 (b)	450,000	404,301
6.00%, 05/07/2036	500,000	487,137
6.34%, 05/04/2053	500,000	470,382
6.35%, 02/09/2035	500,000	503,042
6.40%, 05/07/2054	600,000	570,818
Series A, 6.05%, 01/11/2040	30,000	29,016
Series MTN, 4.75%, 03/08/2044	100,000	79,960
		6,811,987
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	200,000	143,697
3.16%, 01/23/2030	200,000	168,574
3.30%, 01/19/2033	500,000	388,189
3.87%, 07/23/2060	200,000	113,837
3.88%, 03/17/2028	200,000	184,788
4.50%, 05/15/2047	50,000	34,493
4.50%, 04/16/2050	700,000	469,418
6.40%, 02/14/2035	200,000	189,387
6.70%, 01/26/2036	50,000	48,658
6.85%, 03/28/2054	850,000	780,278
8.00%, 03/01/2038	700,000	737,329
		3,258,648
PERU — 0.1%
Peru Government International Bonds:
2.39%, 01/23/2026	250,000	238,199
2.78%, 01/23/2031	320,000	274,477
2.78%, 12/01/2060	150,000	83,845
3.00%, 01/15/2034 (b)	250,000	203,191
3.23%, 07/28/2121	150,000	84,069
3.30%, 03/11/2041	815,000	603,757
3.55%, 03/10/2051	70,000	49,437
3.60%, 01/15/2072 (b)	250,000	160,187
4.13%, 08/25/2027	150,000	145,155
5.63%, 11/18/2050	150,000	145,964
6.55%, 03/14/2037	25,000	26,767
		2,015,048
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.65%, 06/10/2031	250,000	198,551
1.95%, 01/06/2032	200,000	159,937
2.46%, 05/05/2030	200,000	172,540
Security Description	Principal Amount	Value
2.65%, 12/10/2045	$600,000	$392,162
2.95%, 05/05/2045	250,000	172,660
3.20%, 07/06/2046	200,000	142,792
3.70%, 03/01/2041	200,000	162,285
3.70%, 02/02/2042	100,000	80,623
3.95%, 01/20/2040	200,000	169,563
4.63%, 07/17/2028	500,000	491,260
5.00%, 07/17/2033	200,000	196,590
5.00%, 01/13/2037	150,000	147,062
5.50%, 01/17/2048 (b)	500,000	501,496
5.60%, 05/14/2049	250,000	250,659
5.61%, 04/13/2033	500,000	512,185
7.75%, 01/14/2031	100,000	113,961
		3,864,326
POLAND — 0.1%
Republic of Poland Government International Bonds:
3.25%, 04/06/2026	175,000	169,761
4.63%, 03/18/2029	250,000	246,743
4.88%, 10/04/2033	500,000	486,477
5.13%, 09/18/2034	250,000	245,668
5.50%, 11/16/2027	350,000	356,781
5.50%, 03/18/2054	145,000	140,362
5.75%, 11/16/2032	250,000	258,732
		1,904,524
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 02/09/2026	200,000	186,514
1.13%, 12/29/2026	200,000	182,059
2.38%, 04/21/2027	25,000	23,331
2.50%, 06/29/2041	250,000	175,621
3.25%, 11/10/2025	150,000	146,224
4.25%, 09/15/2027	250,000	244,990
4.50%, 01/11/2029	200,000	197,894
5.00%, 01/11/2028	250,000	251,279
5.13%, 09/18/2028	200,000	202,361
5.13%, 01/11/2033 (b)	200,000	201,446
Korea Development Bank:
0.80%, 07/19/2026	250,000	229,687
1.63%, 01/19/2031 (b)	250,000	203,394
3.00%, 01/13/2026	100,000	96,984
4.38%, 02/15/2028	200,000	197,163
4.38%, 02/15/2033	750,000	715,670
4.50%, 02/15/2029	200,000	197,927
4.63%, 02/15/2027	200,000	198,597
Korea International Bonds:
1.00%, 09/16/2030	200,000	161,519
3.50%, 09/20/2028	200,000	191,401
4.50%, 07/03/2029 (e)	350,000	349,047
		4,353,108

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SUPRANATIONAL — 0.8%
African Development Bank:
0.88%, 03/23/2026	$150,000	$140,091
4.38%, 03/14/2028	400,000	397,212
Asian Development Bank:
3.13%, 04/27/2032	250,000	228,193
4.25%, 01/09/2026	650,000	643,435
Series GMTN, 0.38%, 09/03/2025	250,000	236,810
Series GMTN, 0.50%, 02/04/2026	250,000	233,223
Series GMTN, 0.75%, 10/08/2030	200,000	159,882
Series GMTN, 1.00%, 04/14/2026	100,000	93,452
Series GMTN, 1.25%, 06/09/2028	100,000	88,286
Series GMTN, 1.50%, 01/20/2027	500,000	462,325
Series GMTN, 1.50%, 03/04/2031	250,000	207,753
Series GMTN, 1.88%, 03/15/2029	250,000	222,845
Series GMTN, 1.88%, 01/24/2030	500,000	436,780
Series GMTN, 2.00%, 04/24/2026	100,000	95,058
Series GMTN, 2.38%, 08/10/2027	50,000	46,825
Series GMTN, 2.50%, 11/02/2027	100,000	93,626
Series GMTN, 2.63%, 01/12/2027	50,000	47,588
Series GMTN, 3.13%, 08/20/2027	1,000,000	957,140
Series GMTN, 3.13%, 09/26/2028	50,000	47,420
Series GMTN, 3.88%, 09/28/2032	200,000	191,400
Series GMTN, 4.00%, 01/12/2033	170,000	163,985
Series GMTN, 4.88%, 05/21/2026	289,000	289,130
Asian Infrastructure Investment Bank:
0.50%, 01/27/2026	500,000	466,610
3.75%, 09/14/2027 (b)	200,000	194,826
4.00%, 01/18/2028 (b)	500,000	490,570
Council of Europe Development Bank:
0.88%, 09/22/2026 (b)	100,000	91,881
3.63%, 01/26/2028	150,000	145,332
4.63%, 06/11/2027	80,000	80,045
Security Description	Principal Amount	Value
European Bank for Reconstruction & Development:
Series GMTN, 0.50%, 11/25/2025	$250,000	$234,947
Series GMTN, 0.50%, 01/28/2026	200,000	186,660
Series GMTN, 4.38%, 03/09/2028	660,000	656,245
European Investment Bank:
0.38%, 12/15/2025	200,000	187,254
0.38%, 03/26/2026	750,000	694,597
0.63%, 07/25/2025	350,000	333,956
0.75%, 10/26/2026	250,000	228,600
0.75%, 09/23/2030	200,000	160,584
1.25%, 02/14/2031	390,000	319,933
1.63%, 05/13/2031	100,000	83,678
1.75%, 03/15/2029 (b)	133,000	117,842
2.13%, 04/13/2026 (b)	100,000	95,419
2.38%, 05/24/2027	100,000	94,083
2.75%, 08/15/2025	195,000	190,115
3.75%, 02/14/2033 (b)	990,000	940,540
3.88%, 03/15/2028	300,000	293,382
4.75%, 06/15/2029 (b)	417,000	422,404
Series GMTN, 1.38%, 03/15/2027	350,000	321,261
Inter-American Development Bank:
0.63%, 07/15/2025	500,000	477,445
0.63%, 09/16/2027 (b)	500,000	441,475
1.13%, 07/20/2028	200,000	175,302
1.50%, 01/13/2027	350,000	323,809
2.00%, 07/23/2026	100,000	94,634
2.38%, 07/07/2027	100,000	93,769
3.50%, 09/14/2029	200,000	191,198
4.00%, 01/12/2028	200,000	196,330
4.38%, 01/24/2044	75,000	70,068
Series GMTN, 0.88%, 04/20/2026	250,000	232,978
Series GMTN, 1.13%, 01/13/2031	750,000	609,165
Inter-American Investment Corp. 4.13%, 2/15/2028	200,000	195,942
International Bank for Reconstruction & Development:
0.38%, 07/28/2025	750,000	713,332
0.50%, 10/28/2025	250,000	235,665
0.75%, 11/24/2027	390,000	343,758
0.75%, 08/26/2030	170,000	136,437
0.88%, 07/15/2026	1,000,000	925,790
0.88%, 05/14/2030	250,000	204,215
1.13%, 09/13/2028	500,000	436,305
1.25%, 02/10/2031 (b)	500,000	408,845
1.38%, 04/20/2028	250,000	222,775

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
1.63%, 11/03/2031	$1,000,000	$824,060
1.75%, 10/23/2029	250,000	218,370
2.50%, 07/29/2025	200,000	194,612
2.50%, 11/22/2027	250,000	234,017
3.13%, 06/15/2027	700,000	671,874
3.88%, 02/14/2030	825,000	801,289
4.50%, 04/10/2031	455,000	456,010
4.75%, 04/10/2026	1,000,000	998,290
Series GMTN, 4.75%, 02/15/2035	25,000	25,199
International Finance Corp.:
Series GMTN, 0.38%, 07/16/2025	250,000	238,102
Series GMTN, 0.75%, 10/08/2026	500,000	457,915
Series GMTN, 2.13%, 04/07/2026	100,000	95,390
Series GMTN, 3.63%, 09/15/2025	133,000	130,787
Series GMTN, 4.25%, 07/02/2029 (e)	280,000	277,802
Nordic Investment Bank:
4.38%, 03/14/2028	200,000	198,678
Series GMTN, 0.50%, 01/21/2026	200,000	186,858
		25,251,713
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
0.50%, 08/26/2025	350,000	331,769
4.13%, 06/14/2028	200,000	196,241
Series GMTN, 2.25%, 03/22/2027	250,000	233,976
Series GMTN, 4.63%, 11/28/2025	500,000	496,492
		1,258,478
UNITED STATES — 0.0% (a)
Inter-American Development Bank 2.25%, 6/18/2029	250,000	225,768
URUGUAY — 0.1%
Uruguay Government International Bonds:
4.38%, 10/27/2027	225,000	222,905
4.38%, 01/23/2031	280,000	272,308
4.98%, 04/20/2055	400,000	364,657
5.10%, 06/18/2050	175,000	164,713
5.75%, 10/28/2034	350,000	364,913
		1,389,496
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $89,380,701)		81,661,963
Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.9%
Federal Farm Credit Banks Funding Corp.:
0.68%, 8/4/2025	$100,000	$95,237
0.68%, 1/13/2027	250,000	225,304
0.70%, 1/27/2027	100,000	90,002
0.79%, 6/21/2027 (b)	125,000	111,175
0.90%, 8/19/2027	100,000	88,692
1.00%, 8/3/2027	100,000	89,119
1.04%, 1/25/2029	150,000	127,616
1.10%, 8/10/2029	150,000	125,607
1.14%, 8/20/2029	150,000	125,401
1.15%, 8/12/2030	100,000	81,319
1.32%, 9/9/2030	100,000	81,241
1.38%, 1/14/2031	250,000	201,666
1.65%, 7/23/2035	100,000	70,555
1.69%, 8/20/2035	100,000	71,025
1.95%, 8/13/2040	100,000	63,030
1.99%, 3/17/2031	500,000	418,532
4.38%, 6/23/2026	2,000,000	1,985,874
Federal Home Loan Banks:
0.38%, 9/4/2025 (b)	750,000	711,020
0.55%, 1/20/2026	150,000	139,807
0.65%, 1/28/2026	150,000	139,891
0.65%, 2/26/2026	100,000	93,213
0.70%, 1/28/2026	150,000	140,002
0.75%, 2/24/2026	100,000	93,165
0.83%, 2/10/2027	100,000	90,090
0.90%, 2/26/2027	150,000	135,168
1.00%, 8/16/2028	250,000	215,498
1.25%, 12/21/2026	1,000,000	921,224
3.25%, 6/9/2028	500,000	477,986
3.25%, 11/16/2028	280,000	267,138
4.00%, 6/30/2028	500,000	492,513
4.13%, 1/15/2027	500,000	494,183
4.63%, 11/17/2026	1,000,000	999,131
4.75%, 4/9/2027	1,360,000	1,364,616
Series 677, 5.50%, 7/15/2036	135,000	146,050
Federal Home Loan Mortgage Corp.:
0.38%, 7/21/2025	1,360,000	1,295,789
0.38%, 9/23/2025	2,980,000	2,816,671
0.60%, 10/15/2025	110,000	103,881
0.60%, 10/20/2025	150,000	141,284
0.60%, 11/12/2025	150,000	140,918
0.63%, 11/25/2025	175,000	164,247
0.64%, 11/24/2025	175,000	164,304
0.68%, 8/6/2025	100,000	95,220
0.75%, 6/23/2026	150,000	137,923
1.50%, 4/1/2037	4,453,072	3,801,398
1.50%, 12/1/2040	2,142,618	1,744,000
1.50%, 2/1/2051	2,002,218	1,496,000
1.50%, 10/1/2051	1,737,738	1,296,853

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 11/1/2051	$5,076,148	$3,787,876
2.00%, 2/1/2036	1,977,501	1,739,878
2.00%, 6/1/2036	1,684,708	1,485,744
2.00%, 1/1/2037	2,343,674	2,061,595
2.00%, 4/1/2037	1,383,379	1,216,371
2.00%, 9/1/2050	5,659,926	4,484,580
2.00%, 10/1/2050	1,168,845	921,596
2.00%, 12/1/2050	888,662	700,199
2.00%, 1/1/2051	6,120,971	4,821,208
2.00%, 2/1/2051	2,792,338	2,198,640
2.00%, 9/1/2051	4,199,984	3,296,463
2.00%, 11/1/2051	6,728,195	5,277,145
2.00%, 12/1/2051	1,794,861	1,427,495
2.00%, 2/1/2052	7,896,524	6,209,799
2.00%, 3/1/2052	4,830,242	3,777,848
2.22%, 7/13/2040	150,000	98,417
2.50%, 10/1/2029	9,594	9,101
2.50%, 1/1/2031	22,990	21,575
2.50%, 5/1/2031	36,467	34,092
2.50%, 6/1/2031	67,761	63,300
2.50%, 10/1/2031	65,759	61,317
2.50%, 12/1/2031	88,828	82,947
2.50%, 12/1/2032	309,176	286,360
2.50%, 2/1/2033	319,739	295,936
2.50%, 9/1/2035	425,021	385,912
2.50%, 1/1/2037	1,540,948	1,391,215
2.50%, 1/1/2042	953,646	820,608
2.50%, 7/1/2042	2,819,318	2,423,588
2.50%, 9/1/2046	583,654	494,041
2.50%, 7/1/2050	2,541,971	2,094,625
2.50%, 10/1/2050	1,651,841	1,359,610
2.50%, 1/1/2051	671,568	549,340
2.50%, 2/1/2051	2,153,695	1,770,012
2.50%, 6/1/2051	5,145,666	4,200,644
2.50%, 9/1/2051	4,568,767	3,745,509
2.50%, 10/1/2051	3,805,425	3,118,538
2.50%, 11/1/2051	4,676,876	3,831,243
2.50%, 12/1/2051	3,994,514	3,271,023
2.50%, 3/1/2052	3,452,570	2,824,033
2.50%, 4/1/2052	13,762,455	11,362,627
3.00%, 10/1/2030	151,842	144,802
3.00%, 12/1/2030	28,266	26,855
3.00%, 5/1/2031	20,860	19,763
3.00%, 12/1/2031	121,664	114,895
3.00%, 2/1/2032	161,265	152,171
3.00%, 5/1/2032	160,510	151,461
3.00%, 7/1/2032	45,913	43,292
3.00%, 1/1/2033	195,810	184,155
3.00%, 3/1/2035	834,505	778,970
3.00%, 5/1/2035	388,490	362,576
3.00%, 4/1/2036	115,341	106,729
3.00%, 6/1/2036	73,997	68,395
3.00%, 2/1/2038	217,312	198,340
3.00%, 5/1/2042	445,826	396,401
3.00%, 1/1/2043	1,129,844	1,003,701
Security Description	Principal Amount	Value
3.00%, 7/1/2043	$1,168,640	$1,036,816
3.00%, 6/1/2045	26,792	23,494
3.00%, 8/1/2045	174,642	154,495
3.00%, 4/1/2046	100,962	88,312
3.00%, 6/1/2046	1,311,371	1,161,517
3.00%, 7/1/2046	1,708,029	1,495,846
3.00%, 8/1/2046	193,047	168,858
3.00%, 9/1/2046	62,836	54,963
3.00%, 10/1/2046	107,453	93,990
3.00%, 11/1/2046	393,704	344,374
3.00%, 12/1/2046	351,560	307,510
3.00%, 1/1/2047	256,801	224,625
3.00%, 2/1/2047	712,046	616,433
3.00%, 4/1/2047	1,674,870	1,466,805
3.00%, 9/1/2049	168,870	145,695
3.00%, 12/1/2049	164,262	141,720
3.00%, 2/1/2050	610,013	526,299
3.00%, 5/1/2050	1,458,273	1,258,527
3.00%, 8/1/2050	3,091,555	2,685,534
3.00%, 6/1/2051	1,356,282	1,162,982
3.00%, 12/1/2051	2,230,780	1,902,638
3.00%, 3/1/2052	4,349,014	3,703,959
3.00%, 4/1/2052	914,300	778,689
3.00%, 8/1/2052	1,440,621	1,225,272
3.50%, 4/1/2032	83,487	79,957
3.50%, 6/1/2033	154,619	147,809
3.50%, 9/1/2033	103,881	99,224
3.50%, 11/1/2034	75,880	71,929
3.50%, 3/1/2037	92,730	87,793
3.50%, 10/1/2037	1,307,583	1,235,116
3.50%, 7/1/2038	1,136,631	1,073,639
3.50%, 4/1/2042	107,148	98,548
3.50%, 12/1/2042	73,373	67,113
3.50%, 8/1/2043	189,120	172,982
3.50%, 5/1/2044	823,023	752,882
3.50%, 11/1/2044	11,496	10,449
3.50%, 1/1/2045	15,617	14,195
3.50%, 7/1/2045	96,492	87,517
3.50%, 10/1/2045	14,809	13,429
3.50%, 12/1/2045	182,687	165,676
3.50%, 1/1/2046	22,020	19,967
3.50%, 3/1/2046	44,512	40,160
3.50%, 4/1/2046	63,611	57,391
3.50%, 6/1/2046	75,467	68,088
3.50%, 8/1/2046	859,049	778,972
3.50%, 12/1/2046	254,960	230,031
3.50%, 2/1/2047	166,213	149,961
3.50%, 3/1/2047	158,355	142,872
3.50%, 4/1/2047	89,104	80,349
3.50%, 6/1/2047	85,112	76,749
3.50%, 10/1/2047	155,985	140,658
3.50%, 11/1/2047	56,149	50,632
3.50%, 12/1/2047	124,550	112,312
3.50%, 4/1/2049	126,694	113,610
3.50%, 7/1/2049	336,189	301,132

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 9/1/2049	$1,663,294	$1,500,626
3.50%, 10/1/2049	36,132	32,364
3.50%, 3/1/2050	852,730	763,808
3.50%, 9/1/2052	2,217,409	1,962,529
3.50%, 11/1/2052	1,309,775	1,159,020
4.00%, 11/1/2033	113,323	109,953
4.00%, 4/1/2042	10,076	9,500
4.00%, 6/1/2042	30,359	28,592
4.00%, 7/1/2042	508,291	479,249
4.00%, 12/1/2044	11,674	10,933
4.00%, 4/1/2045	8,277	7,740
4.00%, 10/1/2045	19,910	18,618
4.00%, 12/1/2045	38,325	35,839
4.00%, 1/1/2046	139,141	130,115
4.00%, 2/1/2046	54,561	51,022
4.00%, 1/1/2047	173,197	161,792
4.00%, 2/1/2047	67,574	63,124
4.00%, 6/1/2047	121,198	112,791
4.00%, 9/1/2047	147,878	137,620
4.00%, 11/1/2047	110,515	102,849
4.00%, 1/1/2048	289,971	269,856
4.00%, 10/1/2048	550,081	511,666
4.00%, 4/1/2049	43,577	40,478
4.00%, 2/1/2051	2,156,414	2,000,335
4.00%, 8/1/2052	2,395,894	2,192,333
4.00%, 10/1/2052	339,394	310,495
4.00%, 11/1/2052	742,608	679,514
4.00%, 1/1/2053	5,024,627	4,597,723
4.50%, 5/1/2042	270,045	262,778
4.50%, 5/1/2044	100,865	97,662
4.50%, 12/1/2045	164,405	159,187
4.50%, 9/1/2046	122,908	118,752
4.50%, 4/1/2047	61,015	58,675
4.50%, 10/1/2047	94,236	90,623
4.50%, 11/1/2047	77,056	74,101
4.50%, 12/1/2047	41,535	39,942
4.50%, 7/1/2048	219,236	210,080
4.50%, 9/1/2048	345,478	330,632
4.50%, 11/1/2048	119,118	114,143
4.50%, 6/1/2049	162,286	155,172
4.50%, 11/1/2049	328,455	314,058
4.50%, 6/1/2052	954,756	900,940
4.50%, 10/1/2052	987,846	931,741
4.50%, 11/1/2052	981,125	925,250
4.50%, 12/1/2052	2,135,725	2,031,577
4.50%, 5/1/2053	210,990	198,821
5.00%, 7/1/2041	54,682	54,419
5.00%, 11/1/2048	120,021	117,695
5.00%, 9/1/2052	2,850,043	2,760,123
5.00%, 10/1/2052	684,416	665,660
5.00%, 12/1/2052	1,239,126	1,209,263
5.00%, 2/1/2053	5,330,798	5,154,364
5.00%, 7/1/2053	6,094,036	5,886,346
5.00%, 12/1/2053	608,519	587,780
5.50%, 8/1/2038	158,796	160,974
Security Description	Principal Amount	Value
5.50%, 12/1/2052	$391,451	$390,152
5.50%, 2/1/2053	1,984,575	1,957,163
5.50%, 7/1/2053	4,041,177	3,984,754
5.50%, 3/1/2054	4,195,213	4,134,855
6.00%, 7/1/2040	62,025	64,280
6.00%, 9/1/2053	1,291,033	1,308,164
6.00%, 11/1/2053	4,809,239	4,820,725
6.00%, 12/1/2053	1,295,386	1,298,479
6.00%, 6/1/2054	867,794	869,841
6.25%, 7/15/2032 (b)	460,000	515,142
6.50%, 6/1/2053	1,264,499	1,286,413
6.50%, 10/1/2053	2,017,846	2,052,816
6.50%, 12/1/2053	2,940,435	3,032,135
6.75%, 3/15/2031	1,000,000	1,130,610
7.00%, 1/1/2054	3,610,649	3,710,938
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K054, Class A2, 2.75%, 1/25/2026	500,000	482,424
Series K062, Class A2, 3.41%, 12/25/2026	400,000	385,384
Series K080, Class A2, 3.93%, 7/25/2028 (d)	1,000,000	966,015
Series K085, Class A2, 4.06%, 10/25/2028 (d)	250,000	242,188
Series K086, Class A2, 3.86%, 11/25/2028 (d)	160,001	153,973
Series K087, Class A2, 3.77%, 12/25/2028	1,607,000	1,540,700
Series K090, Class A2, 3.42%, 2/25/2029	163,934	154,714
Series K092, Class A2, 3.30%, 4/25/2029	350,000	328,128
Series K093, Class A2, 2.98%, 5/25/2029	100,000	92,459
Series K094, Class A2, 2.90%, 6/25/2029	352,767	324,300
Series K098, Class A2, 2.43%, 8/25/2029	100,000	89,607
Series K099, Class A2, 2.60%, 9/25/2029	100,000	90,184
Series K101, Class A2, 2.52%, 10/25/2029	200,000	179,329
Series K109, Class A2, 1.56%, 4/25/2030	100,000	84,114
Series K114, Class A2, 1.37%, 6/25/2030	85,000	70,155
Series K115, Class A2, 1.38%, 6/25/2030	400,000	330,603
Series K118, Class A2, 1.49%, 9/25/2030	750,000	619,956
Series K121, Class A2, 1.55%, 10/25/2030	320,000	264,354
Series K123, Class A2, 1.62%, 12/25/2030	233,333	193,241

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series K124, Class A2, 1.66%, 12/25/2030	$500,000	$414,342
Series K126, Class A2, 2.07%, 1/25/2031	500,000	425,331
Series K127, Class A2, 2.11%, 1/25/2031	450,000	383,134
Series K131, Class A2, 1.85%, 7/25/2031	500,000	414,786
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	223,315
Series K-1519, Class A2, 2.01%, 12/25/2035	250,000	187,424
Series K-1520, Class A2, 2.44%, 2/25/2036	520,000	407,038
Series K1522, Class A2, 2.36%, 10/25/2036	250,000	190,926
Series K157, Class A2, 3.99%, 5/25/2033 (d)	500,000	478,124
Series K515, Class A2, 5.40%, 1/25/2029	1,500,000	1,528,678
Series K734, Class A2, 3.21%, 2/25/2026	750,000	728,828
Series K735, Class A2, 2.86%, 5/25/2026	194,394	186,904
Series K736, Class A2, 2.28%, 7/25/2026	300,000	285,074
Series K743, Class A2, 1.77%, 5/25/2028	300,000	267,745
Series K748, Class A2, 2.26%, 1/25/2029 (d)	500,000	448,365
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (d)	440,000	373,696
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (d)	166,667	148,577
Federal National Mortgage Association:
0.38%, 8/25/2025	1,615,000	1,531,155
0.50%, 11/7/2025	1,785,000	1,681,216
0.56%, 11/17/2025	350,000	328,562
0.65%, 12/10/2025	100,000	93,878
0.65%, 12/17/2025	125,000	117,115
0.70%, 7/30/2025	100,000	95,290
0.75%, 10/8/2027	700,000	619,980
0.88%, 12/18/2026	125,000	113,783
0.88%, 8/5/2030	1,900,000	1,537,128
1.50%, 7/1/2036	3,222,166	2,758,143
1.50%, 10/1/2036	3,204,622	2,740,901
1.50%, 3/1/2037	4,327,621	3,694,306
1.50%, 4/1/2037	1,276,305	1,089,527
1.50%, 1/1/2042	756,927	609,510
1.50%, 12/1/2050	2,444,536	1,826,866
1.50%, 3/1/2051	2,553,347	1,906,917
1.50%, 11/1/2051	5,306,306	3,959,622
2.00%, 11/1/2031	44,529	40,852
2.00%, 8/1/2035	651,227	577,554
Security Description	Principal Amount	Value
2.00%, 11/1/2035	$1,638,327	$1,451,092
2.00%, 12/1/2035	894,329	791,433
2.00%, 2/1/2036	1,931,860	1,708,849
2.00%, 6/1/2036	3,021,614	2,661,330
2.00%, 12/1/2036	6,196,867	5,451,981
2.00%, 5/1/2037	4,192,880	3,686,694
2.00%, 6/1/2041	6,886,825	5,771,702
2.00%, 11/1/2041	2,036,424	1,704,322
2.00%, 1/1/2042	4,140,316	3,463,187
2.00%, 7/1/2050	702,595	554,545
2.00%, 8/1/2050	1,237,947	976,752
2.00%, 9/1/2050	1,943,228	1,551,463
2.00%, 10/1/2050	16,207,771	12,779,299
2.00%, 11/1/2050	3,531,797	2,783,749
2.00%, 1/1/2051	4,536,033	3,572,432
2.00%, 2/1/2051	2,634,514	2,074,372
2.00%, 3/1/2051	13,299,995	10,443,032
2.00%, 4/1/2051	4,328,834	3,403,462
2.00%, 5/1/2051	8,295,107	6,527,832
2.00%, 7/1/2051	11,193,307	8,803,242
2.00%, 9/1/2051	5,744,867	4,513,521
2.00%, 11/1/2051	16,193,702	12,701,253
2.00%, 1/1/2052	4,358,388	3,416,064
2.00%, 2/1/2052	7,680,262	6,045,450
2.00%, 3/1/2052	2,800,335	2,195,217
2.00%, 4/1/2052	3,833,576	2,998,332
2.13%, 4/24/2026	200,000	190,838
2.50%, 3/1/2029	48,963	46,981
2.50%, 7/1/2030	262,431	251,661
2.50%, 2/1/2031	35,473	33,257
2.50%, 10/1/2031	66,799	62,123
2.50%, 12/1/2031	118,079	109,862
2.50%, 1/1/2032	43,668	40,604
2.50%, 4/1/2032	420,648	391,058
2.50%, 6/1/2032	1,065,031	995,418
2.50%, 10/1/2032	141,736	131,230
2.50%, 12/1/2032	280,970	259,751
2.50%, 1/1/2033	160,263	148,198
2.50%, 2/1/2035	1,754,916	1,634,074
2.50%, 8/1/2035	1,083,898	984,630
2.50%, 9/1/2035	2,592,710	2,354,136
2.50%, 2/1/2036	730,240	663,645
2.50%, 3/1/2037	895,385	809,106
2.50%, 6/1/2040	241,796	209,841
2.50%, 8/1/2040	140,674	122,021
2.50%, 11/1/2049	1,368,188	1,131,561
2.50%, 12/1/2049	610,501	504,915
2.50%, 7/1/2050	1,098,523	905,201
2.50%, 8/1/2050	2,671,001	2,200,121
2.50%, 10/1/2050	1,703,125	1,401,821
2.50%, 11/1/2050	2,083,674	1,714,401
2.50%, 12/1/2050	1,183,632	973,500
2.50%, 4/1/2051	7,020,265	5,769,547
2.50%, 7/1/2051	6,653,822	5,458,972
2.50%, 8/1/2051	11,522,935	9,472,615

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 9/1/2051	$3,991,876	$3,280,351
2.50%, 10/1/2051	9,878,980	8,106,926
2.50%, 12/1/2051	3,561,854	2,959,276
2.50%, 1/1/2052	2,576,989	2,103,714
2.50%, 2/1/2052	1,119,134	915,743
2.50%, 3/1/2052	5,639,839	4,613,111
2.50%, 4/1/2052	5,313,214	4,345,948
3.00%, 10/1/2028	17,309	16,661
3.00%, 8/1/2029	10,096	9,675
3.00%, 5/1/2030	40,721	39,480
3.00%, 6/1/2030	9,949	9,485
3.00%, 8/1/2030	206,255	196,783
3.00%, 9/1/2030	11,205	10,651
3.00%, 11/1/2030	24,593	23,377
3.00%, 12/1/2030	149,722	142,345
3.00%, 4/1/2031	76,795	72,734
3.00%, 12/1/2031	127,779	120,641
3.00%, 2/1/2032	390,202	368,406
3.00%, 5/1/2032	143,405	135,204
3.00%, 8/1/2032	46,094	43,384
3.00%, 10/1/2032	80,359	75,614
3.00%, 2/1/2034	368,583	347,085
3.00%, 7/1/2034	101,649	94,885
3.00%, 6/1/2035	1,286,875	1,201,236
3.00%, 6/1/2036	21,622	19,960
3.00%, 8/1/2036	108,225	99,887
3.00%, 9/1/2036	195,284	180,075
3.00%, 10/1/2036	59,975	55,277
3.00%, 12/1/2036	113,953	104,809
3.00%, 4/1/2037	555,386	513,154
3.00%, 6/1/2037	1,281,093	1,184,147
3.00%, 11/1/2037	233,702	207,343
3.00%, 2/1/2038	1,692,103	1,564,054
3.00%, 5/1/2042	1,817,890	1,616,353
3.00%, 6/1/2042	450,289	399,501
3.00%, 6/1/2043	135,818	120,522
3.00%, 7/1/2043	29,095	25,779
3.00%, 2/1/2044	244,054	216,242
3.00%, 1/1/2045	434,618	385,090
3.00%, 5/1/2045	400,369	354,744
3.00%, 9/1/2045	22,905	20,060
3.00%, 11/1/2045	152,791	133,811
3.00%, 12/1/2045	30,459	26,675
3.00%, 5/1/2046	211,104	184,413
3.00%, 7/1/2046	234,727	205,049
3.00%, 10/1/2046	155,280	135,647
3.00%, 11/1/2046	324,954	283,867
3.00%, 12/1/2046	293,092	256,034
3.00%, 1/1/2047	818,727	715,209
3.00%, 2/1/2047	262,436	229,254
3.00%, 5/1/2047	299,184	261,029
3.00%, 11/1/2047	159,853	139,467
3.00%, 9/1/2049	1,451,874	1,252,740
3.00%, 11/1/2049	488,173	421,179
3.00%, 12/1/2049	3,939,378	3,408,152
Security Description	Principal Amount	Value
3.00%, 1/1/2050	$1,413,055	$1,219,137
3.00%, 2/1/2050	3,444,399	3,008,897
3.00%, 3/1/2050	904,634	779,955
3.00%, 5/1/2050	1,021,866	880,397
3.00%, 7/1/2050	892,277	768,197
3.00%, 8/1/2050	368,761	317,367
3.00%, 9/1/2050	2,388,341	2,058,242
3.00%, 10/1/2050	170,301	146,461
3.00%, 1/1/2051	3,343,456	2,896,082
3.00%, 4/1/2051	716,711	621,395
3.00%, 1/1/2052	2,461,645	2,102,281
3.00%, 2/1/2052	4,020,133	3,437,634
3.00%, 5/1/2052	6,084,459	5,179,644
3.00%, 6/1/2052	4,608,617	3,968,103
3.50%, 11/1/2025	3,025	2,978
3.50%, 1/1/2027	3,448	3,384
3.50%, 5/1/2029	10,784	10,442
3.50%, 10/1/2029	10,350	10,004
3.50%, 2/1/2031	39,762	39,011
3.50%, 3/1/2032	64,688	61,941
3.50%, 4/1/2032	99,926	95,686
3.50%, 2/1/2033	204,116	194,830
3.50%, 4/1/2033	61,652	58,875
3.50%, 11/1/2034	416,269	395,582
3.50%, 12/1/2035	13,732	12,980
3.50%, 1/1/2037	106,768	100,526
3.50%, 2/1/2037	148,422	139,698
3.50%, 7/1/2037	60,433	57,104
3.50%, 4/1/2038	135,997	127,047
3.50%, 2/1/2041	47,894	43,953
3.50%, 10/1/2044	10,336	9,383
3.50%, 1/1/2045	28,368	25,751
3.50%, 2/1/2045	1,285,791	1,174,536
3.50%, 5/1/2045	11,458	10,377
3.50%, 8/1/2045	37,937	34,359
3.50%, 11/1/2045	13,406	12,140
3.50%, 12/1/2045	207,688	188,087
3.50%, 1/1/2046	138,309	125,257
3.50%, 2/1/2046	176,519	159,860
3.50%, 4/1/2046	97,076	87,476
3.50%, 5/1/2046	144,747	130,433
3.50%, 6/1/2046	36,294	32,705
3.50%, 7/1/2046	107,196	96,595
3.50%, 8/1/2046	1,146,273	1,047,126
3.50%, 1/1/2047	171,070	154,152
3.50%, 2/1/2047	781,547	702,129
3.50%, 3/1/2047	165,537	149,167
3.50%, 4/1/2047	327,766	295,173
3.50%, 5/1/2047	1,261,620	1,137,871
3.50%, 6/1/2047	128,913	116,094
3.50%, 7/1/2047	1,706,647	1,558,977
3.50%, 9/1/2047	120,325	108,360
3.50%, 10/1/2047	1,078,466	971,223
3.50%, 11/1/2047	31,605	28,462
3.50%, 12/1/2047	2,870,957	2,604,635

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 1/1/2048	$66,630	$60,004
3.50%, 2/1/2048	108,253	97,509
3.50%, 6/1/2048	182,042	163,819
3.50%, 10/1/2048	562,886	506,913
3.50%, 11/1/2048	1,095,651	987,017
3.50%, 3/1/2049	1,264,020	1,138,326
3.50%, 5/1/2049	1,115,259	998,961
3.50%, 6/1/2049	2,988,947	2,691,725
3.50%, 7/1/2049	166,798	149,404
3.50%, 8/1/2049	470,306	421,263
3.50%, 2/1/2050	3,283,733	2,959,387
3.50%, 6/1/2050	272,202	243,476
3.50%, 7/1/2051	718,132	643,246
3.50%, 12/1/2051	308,340	273,351
3.50%, 5/1/2052	3,042,445	2,703,984
3.50%, 6/1/2052	4,546,017	4,024,179
3.50%, 7/1/2052	2,225,159	1,978,651
3.50%, 2/1/2053	2,260,613	2,018,929
4.00%, 3/1/2031	129,806	127,842
4.00%, 10/1/2033	43,882	42,691
4.00%, 10/1/2037	384,472	368,456
4.00%, 1/1/2038	1,225,486	1,177,946
4.00%, 1/1/2039	42,898	40,732
4.00%, 2/1/2039	36,179	34,353
4.00%, 12/1/2040	19,767	18,669
4.00%, 2/1/2043	108,918	102,870
4.00%, 10/1/2043	236,671	222,790
4.00%, 11/1/2043	76,588	71,732
4.00%, 12/1/2043	81,635	76,459
4.00%, 10/1/2044	13,097	12,250
4.00%, 1/1/2045	237,557	223,464
4.00%, 3/1/2045	13,368	12,485
4.00%, 5/1/2045	659,028	616,432
4.00%, 7/1/2045	12,643	11,807
4.00%, 9/1/2045	49,634	46,359
4.00%, 12/1/2045	20,924	19,541
4.00%, 2/1/2046	1,237,376	1,169,050
4.00%, 4/1/2046	43,469	40,547
4.00%, 7/1/2046	71,040	66,256
4.00%, 10/1/2046	1,253,135	1,180,073
4.00%, 11/1/2046	656,034	613,671
4.00%, 12/1/2046	157,247	146,678
4.00%, 4/1/2047	251,702	233,955
4.00%, 7/1/2047	1,332,007	1,242,075
4.00%, 8/1/2047	115,859	107,682
4.00%, 9/1/2047	118,681	110,305
4.00%, 12/1/2047	163,498	151,959
4.00%, 2/1/2048	357,662	332,421
4.00%, 6/1/2048	276,040	256,409
4.00%, 7/1/2048	111,865	103,909
4.00%, 9/1/2048	629,756	584,969
4.00%, 11/1/2048	1,185,909	1,101,601
4.00%, 1/1/2049	703,080	653,804
4.00%, 6/1/2049	529,648	492,269
4.00%, 7/1/2049	391,172	362,860
Security Description	Principal Amount	Value
4.00%, 8/1/2049	$681,630	$633,154
4.00%, 9/1/2049	145,126	134,622
4.00%, 2/1/2050	441,188	409,256
4.00%, 7/1/2050	1,231,246	1,143,684
4.00%, 3/1/2051	1,983,849	1,840,261
4.00%, 7/1/2052	1,052,591	971,482
4.00%, 8/1/2052	2,325,169	2,142,872
4.00%, 10/1/2052	4,819,543	4,417,098
4.00%, 5/1/2053	2,083,904	1,906,139
4.50%, 5/1/2038	919,170	898,890
4.50%, 9/1/2039	140,631	136,671
4.50%, 12/1/2040	18,276	17,750
4.50%, 1/1/2042	25,404	24,648
4.50%, 9/1/2043	43,657	42,362
4.50%, 11/1/2043	9,805	9,484
4.50%, 5/1/2044	68,754	66,488
4.50%, 6/1/2044	16,049	15,520
4.50%, 2/1/2046	82,852	80,471
4.50%, 3/1/2046	268,134	259,350
4.50%, 5/1/2046	207,722	201,873
4.50%, 7/1/2046	67,674	65,127
4.50%, 11/1/2047	230,008	220,905
4.50%, 4/1/2048	95,259	91,166
4.50%, 7/1/2048	463,186	443,282
4.50%, 8/1/2048	289,011	276,604
4.50%, 12/1/2048	113,024	108,168
4.50%, 1/1/2049	37,989	36,356
4.50%, 4/1/2049	55,737	53,294
4.50%, 3/1/2050	383,674	366,857
4.50%, 7/1/2052	1,186,335	1,119,963
4.50%, 8/1/2052	11,060,676	10,435,904
4.50%, 2/1/2053	774,462	730,116
4.50%, 3/1/2053	1,865,207	1,762,175
5.00%, 1/1/2039	213,287	212,154
5.00%, 6/1/2040	82,952	82,365
5.00%, 7/1/2041	14,291	14,190
5.00%, 5/1/2042	18,510	18,379
5.00%, 11/1/2044	215,828	214,295
5.00%, 1/1/2045	12,039	11,938
5.00%, 6/1/2048	139,171	136,348
5.00%, 9/1/2048	151,722	148,782
5.00%, 3/1/2050	186,605	183,051
5.00%, 10/1/2052	561,304	545,602
5.00%, 6/1/2053	4,227,963	4,083,871
5.00%, 10/1/2053	1,491,302	1,440,477
5.50%, 2/1/2037	10,709	10,842
5.50%, 4/1/2038	50,645	51,285
5.50%, 9/1/2040	15,856	16,073
5.50%, 9/1/2041	25,128	25,446
5.50%, 5/1/2044	292,090	295,423
5.50%, 12/1/2052	522,248	518,276
5.50%, 2/1/2053	2,307,063	2,279,725
5.50%, 5/1/2053	3,203,599	3,159,266
5.50%, 9/1/2053	4,717,419	4,650,969
5.50%, 10/1/2053	3,493,409	3,443,984

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 7/15/2037	$80,000	$87,533
6.00%, 2/1/2053	3,457,900	3,466,267
6.00%, 5/1/2053	1,345,104	1,348,316
6.00%, 7/1/2053	1,020,122	1,029,980
6.00%, 8/1/2053	1,615,932	1,619,792
6.00%, 5/1/2054	4,587,708	4,598,530
6.50%, 7/1/2053	1,065,091	1,083,550
6.50%, 12/1/2053	2,747,042	2,794,649
6.50%, 6/1/2054	2,972,188	3,024,095
6.63%, 11/15/2030	365,000	407,640
7.25%, 5/15/2030 (b)	75,000	85,752
2.00%, 10/1/2051	8,252,877	6,475,241
Federal National Mortgage Association-ACES:
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (d)	254,565	242,184
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (d)	223,476	211,299
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (d)	222,801	209,852
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (d)	840,249	802,737
Series 2020-M14, Class A2, 1.78%, 5/25/2030	485,322	414,127
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	163,729
Series 2020-M8, Class A2, 1.82%, 2/25/2030	139,766	120,323
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (d)	725,000	587,013
Series 2021-M19, Class A2, 1.80%, 10/25/2031 (d)	300,000	244,774
Series 2024-M4, Class A2, 4.87%, 12/25/2033 (d)	1,000,000	996,923
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (d)	272,000	226,557
Series 2020-M52, Class A2, VRN, 1.36%, 10/25/2030 (d)	350,000	286,471
Series 2020-M53, Class A2, VRN, 1.75%, 11/25/2032 (d)	550,000	437,441
Series 2021-M1, Class A2, VRN, 1.44%, 11/25/2030 (d)	61,250	49,928
Series 2021-M4, Class A2, VRN, 1.51%, 2/25/2031 (d)	280,000	228,053
Government National Mortgage Association:
2.00%, 9/20/2050	615,345	499,722
2.00%, 12/20/2050	924,175	749,075
2.00%, 1/20/2051	1,679,517	1,362,484
2.00%, 4/20/2051	3,565,887	2,891,825
2.00%, 5/20/2051	1,897,871	1,538,822
2.00%, 6/20/2051	5,417,903	4,392,080
Security Description	Principal Amount	Value
2.00%, 9/20/2051	$6,209,033	$5,030,540
2.00%, 12/20/2051	3,440,054	2,785,528
2.00%, 1/20/2052	2,717,375	2,199,931
2.00%, 3/20/2052	4,859,835	3,932,132
2.00%, 4/20/2052	2,669,575	2,159,975
2.00%, 5/20/2052	3,424,543	2,770,825
2.50%, 12/20/2046	3,031,631	2,587,498
2.50%, 8/20/2050	3,029,580	2,558,649
2.50%, 9/20/2050	994,881	839,925
2.50%, 10/20/2050	1,785,572	1,506,913
2.50%, 12/20/2050	1,388,110	1,170,622
2.50%, 1/20/2051	3,383,983	2,852,740
2.50%, 4/20/2051	3,350,904	2,821,188
2.50%, 7/20/2051	2,252,190	1,895,117
2.50%, 8/20/2051	3,104,446	2,611,774
2.50%, 9/20/2051	4,029,915	3,389,750
2.50%, 10/20/2051	2,458,630	2,067,689
2.50%, 1/20/2052	2,913,137	2,449,027
2.50%, 3/20/2052	885,063	744,256
2.50%, 4/20/2052	941,795	791,846
2.50%, 5/20/2052	4,734,912	3,981,040
3.00%, 1/20/2043	203,949	182,307
3.00%, 5/20/2043	100,370	89,293
3.00%, 12/20/2044	15,299	13,576
3.00%, 3/20/2045	7,705	6,834
3.00%, 4/20/2045	23,711	21,029
3.00%, 6/20/2045	362,338	321,353
3.00%, 7/20/2045	24,073	21,350
3.00%, 8/20/2045	24,032	21,314
3.00%, 2/20/2046	692,739	616,283
3.00%, 3/20/2046	214,184	189,237
3.00%, 4/20/2046	1,192,868	1,053,926
3.00%, 5/20/2046	35,091	31,004
3.00%, 7/20/2046	22,526	19,902
3.00%, 8/20/2046	72,956	64,550
3.00%, 9/20/2046	51,980	45,926
3.00%, 10/20/2046	1,425,489	1,261,319
3.00%, 11/20/2046	96,264	85,051
3.00%, 12/20/2046	386,301	341,305
3.00%, 2/20/2047	201,058	177,639
3.00%, 4/20/2047	286,452	252,754
3.00%, 6/20/2047	85,917	75,810
3.00%, 7/20/2047	162,403	143,298
3.00%, 8/20/2047	81,123	71,580
3.00%, 10/20/2047	118,167	104,266
3.00%, 1/20/2048	443,794	391,587
3.00%, 2/20/2048	263,221	232,256
3.00%, 3/20/2048	447,568	394,917
3.00%, 11/20/2049	717,335	629,320
3.00%, 12/20/2049	434,850	382,176
3.00%, 2/20/2050	1,477,957	1,295,794
3.00%, 6/20/2050	1,222,263	1,071,604
3.00%, 7/20/2050	1,508,223	1,320,633
3.00%, 12/20/2050	1,813,317	1,586,438
3.00%, 8/20/2051	3,699,499	3,225,933

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 9/20/2051	$1,963,956	$1,712,250
3.00%, 12/20/2051	2,535,452	2,209,328
3.00%, 3/20/2052	2,259,096	1,967,391
3.00%, 5/20/2052	1,605,738	1,398,398
3.00%, 6/20/2052	1,212,891	1,056,277
3.50%, 10/20/2042	157,675	144,904
3.50%, 1/20/2043	688,679	632,897
3.50%, 5/20/2043	24,492	22,440
3.50%, 9/20/2043	15,896	14,564
3.50%, 11/20/2043	133,833	122,618
3.50%, 6/20/2044	598,848	548,060
3.50%, 10/20/2044	13,477	12,334
3.50%, 12/20/2044	8,865	8,113
3.50%, 3/20/2045	7,748	7,066
3.50%, 4/20/2045	26,113	23,812
3.50%, 6/20/2045	343,212	312,981
3.50%, 10/20/2045	677,274	617,618
3.50%, 1/20/2046	2,351,411	2,144,290
3.50%, 3/20/2046	54,012	49,255
3.50%, 4/20/2046	28,896	26,271
3.50%, 5/20/2046	29,080	26,438
3.50%, 6/20/2046	444,274	403,910
3.50%, 7/20/2046	70,388	63,993
3.50%, 10/20/2046	142,333	129,401
3.50%, 11/20/2046	494,577	449,642
3.50%, 12/20/2046	321,838	292,597
3.50%, 5/20/2047	213,466	194,108
3.50%, 6/20/2047	144,087	130,977
3.50%, 7/20/2047	111,930	101,746
3.50%, 8/20/2047	179,641	162,973
3.50%, 9/20/2047	71,950	65,275
3.50%, 10/20/2047	70,265	63,746
3.50%, 11/20/2047	894,246	811,277
3.50%, 12/20/2047	331,837	301,049
3.50%, 6/20/2048	106,291	96,430
3.50%, 8/20/2048	76,172	69,082
3.50%, 8/20/2049	264,926	239,702
3.50%, 9/20/2049	775,785	701,922
3.50%, 12/20/2049	160,248	144,991
3.50%, 2/20/2050	267,066	241,639
3.50%, 7/20/2050	380,723	344,474
3.50%, 10/20/2050	1,481,284	1,340,251
3.50%, 6/20/2052	3,242,563	2,912,242
3.50%, 7/20/2052	671,136	602,664
3.50%, 10/20/2052	2,333,476	2,095,199
3.50%, 12/20/2052	2,456,128	2,205,543
4.00%, 4/15/2040	17,356	16,451
4.00%, 2/20/2042	7,419	7,028
4.00%, 7/20/2042	5,348	5,064
4.00%, 7/15/2044	15,425	14,530
4.00%, 8/20/2044	9,637	9,085
4.00%, 10/20/2044	85,598	80,698
4.00%, 5/15/2045	8,396	7,874
4.00%, 6/15/2045	22,519	21,118
4.00%, 8/20/2045	8,357	7,873
Security Description	Principal Amount	Value
4.00%, 11/20/2045	$105,476	$99,369
4.00%, 2/20/2046	80,677	76,006
4.00%, 5/20/2046	83,020	78,213
4.00%, 6/20/2046	56,807	53,292
4.00%, 1/20/2047	167,649	157,277
4.00%, 3/20/2047	68,377	64,146
4.00%, 4/20/2047	128,230	120,219
4.00%, 5/20/2047	87,992	82,496
4.00%, 7/20/2047	87,101	81,660
4.00%, 8/20/2047	38,639	36,225
4.00%, 1/20/2048	60,749	56,954
4.00%, 5/20/2048	1,067,785	998,836
4.00%, 6/20/2048	1,586,078	1,483,663
4.00%, 8/20/2048	324,310	303,369
4.00%, 10/20/2048	137,479	128,602
4.00%, 11/20/2048	110,174	103,060
4.00%, 4/20/2049	94,288	88,111
4.00%, 6/20/2049	207,476	193,882
4.00%, 7/20/2049	114,860	107,335
4.00%, 1/20/2050	175,300	163,815
4.00%, 3/20/2050	320,167	299,190
4.00%, 9/20/2052	3,178,558	2,937,090
4.00%, 10/20/2052	3,509,395	3,242,794
4.00%, 11/20/2052	919,379	849,536
4.00%, 4/20/2053	958,371	885,566
4.50%, 1/20/2044	47,266	45,964
4.50%, 11/20/2044	13,100	12,727
4.50%, 12/20/2044	11,181	10,862
4.50%, 4/20/2046	55,696	54,109
4.50%, 6/20/2046	39,137	38,059
4.50%, 7/20/2046	48,033	46,664
4.50%, 4/20/2047	140,581	135,839
4.50%, 8/20/2047	41,169	39,781
4.50%, 11/20/2047	370,875	356,938
4.50%, 12/20/2047	22,530	21,684
4.50%, 11/20/2048	125,852	121,114
4.50%, 7/20/2049	133,121	128,109
4.50%, 10/20/2052	1,447,176	1,377,480
4.50%, 12/20/2052	2,772,018	2,638,517
4.50%, 1/20/2053	2,235,671	2,128,000
4.50%, 3/20/2053	3,247,674	3,091,266
4.50%, 6/20/2053	967,882	919,498
4.50%, 2/20/2054	997,052	947,210
5.00%, 6/15/2040	11,185	11,189
5.00%, 10/15/2041	45,275	45,276
5.00%, 3/20/2044	20,261	20,267
5.00%, 12/20/2045	81,127	81,151
5.00%, 1/20/2048	92,643	91,822
5.00%, 5/20/2048	67,226	66,423
5.00%, 9/20/2048	115,127	113,689
5.00%, 3/20/2050	136,385	135,176
5.00%, 11/20/2052	1,448,100	1,410,724
5.00%, 1/20/2053	965,415	940,498
5.00%, 5/20/2053	2,388,165	2,324,284
5.00%, 7/20/2053	4,543,446	4,421,913

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/20/2054	$1,501,759	$1,461,449
5.50%, 10/20/2043	17,329	17,564
5.50%, 5/20/2045	215,854	218,966
5.50%, 5/20/2053	3,174,259	3,148,765
5.50%, 7/20/2053	1,144,156	1,134,967
5.50%, 8/20/2053	2,424,550	2,405,078
6.00%, 12/20/2052	908,581	912,272
6.00%, 8/20/2053	926,785	930,562
6.00%, 9/20/2053	1,191,956	1,196,815
6.00%, 2/20/2054	2,980,728	2,992,878
6.50%, 6/20/2054	4,400,000	4,465,460
Government National Mortgage Association, TBA:
TBA, 2.00%, 7/20/2054	1,050,000	849,781
TBA, 2.50%, 7/20/2054	1,050,000	882,600
TBA, 3.00%, 7/20/2054	1,550,000	1,350,225
TBA, 3.50%, 7/20/2054	1,750,000	1,571,775
TBA, 4.00%, 7/20/2054	1,000,000	923,894
TBA, 5.00%, 7/20/2054	3,175,000	3,091,405
TBA, 5.50%, 7/20/2054	6,600,000	6,548,408
TBA, 6.00%, 7/20/2054	4,425,000	4,443,142
TBA, 6.50%, 7/20/2054	3,450,000	3,497,748
Tennessee Valley Authority:
1.50%, 9/15/2031	75,000	60,912
3.50%, 12/15/2042	525,000	431,192
3.88%, 3/15/2028	412,000	403,211
4.25%, 9/15/2065	350,000	298,325
5.25%, 9/15/2039	150,000	154,936
Series A, 2.88%, 2/1/2027	150,000	143,608
Uniform Mortgage-Backed Security, TBA:
TBA, 2.00%, 7/1/2054	5,000,000	3,910,255
TBA, 2.50%, 7/1/2054	5,250,000	4,286,966
TBA, 3.00%, 7/1/2054	750,000	637,859
TBA, 3.50%, 7/1/2054	2,675,000	2,366,720
TBA, 4.50%, 7/1/2054	2,675,000	2,521,725
TBA, 5.00%, 7/1/2039	1,500,000	1,486,932
TBA, 5.00%, 7/1/2054	3,200,000	3,092,019
TBA, 5.50%, 7/1/2039	1,750,000	1,753,412
TBA, 5.50%, 7/1/2054	5,675,000	5,594,982
TBA, 6.00%, 7/1/2054	5,475,000	5,489,399
TBA, 6.50%, 7/1/2054	4,925,000	5,011,778
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $919,032,547)		826,696,176
U.S. TREASURY OBLIGATIONS — 42.6%
U.S. Treasury Bonds:
1.13%, 5/15/2040	2,850,000	1,752,305
1.13%, 8/15/2040	1,000,000	608,906
1.25%, 5/15/2050	3,750,000	1,858,594
1.38%, 11/15/2040	3,750,000	2,365,430
1.38%, 8/15/2050	3,350,000	1,714,258
1.63%, 11/15/2050	4,000,000	2,189,375
1.75%, 8/15/2041	5,000,000	3,302,344
Security Description	Principal Amount	Value
1.88%, 2/15/2041	$4,350,000	$2,976,352
1.88%, 2/15/2051	4,500,000	2,627,578
1.88%, 11/15/2051	5,250,000	3,047,461
2.00%, 11/15/2041	4,250,000	2,919,219
2.00%, 2/15/2050	2,050,000	1,245,055
2.00%, 8/15/2051	4,750,000	2,853,711
2.25%, 5/15/2041	5,000,000	3,617,187
2.25%, 8/15/2046	3,425,000	2,282,441
2.25%, 8/15/2049	2,000,000	1,292,813
2.25%, 2/15/2052	8,650,000	5,510,320
2.38%, 2/15/2042	8,250,000	6,004,453
2.38%, 11/15/2049	2,500,000	1,660,156
2.38%, 5/15/2051	5,900,000	3,885,703
2.50%, 2/15/2045	3,340,000	2,381,837
2.50%, 2/15/2046	3,400,000	2,395,406
2.50%, 5/15/2046	1,850,000	1,299,914
2.75%, 8/15/2042	900,000	692,016
2.75%, 11/15/2042	1,500,000	1,149,375
2.75%, 8/15/2047	1,700,000	1,238,344
2.75%, 11/15/2047	3,400,000	2,471,906
2.88%, 5/15/2043	1,850,000	1,436,063
2.88%, 8/15/2045	4,480,000	3,401,300
2.88%, 11/15/2046	2,500,000	1,876,563
2.88%, 5/15/2049	2,450,000	1,809,555
2.88%, 5/15/2052	5,750,000	4,214,570
3.00%, 5/15/2042	325,000	260,762
3.00%, 11/15/2044	3,075,000	2,401,383
3.00%, 5/15/2045	1,875,000	1,457,227
3.00%, 11/15/2045	1,900,000	1,471,016
3.00%, 2/15/2047	2,200,000	1,686,094
3.00%, 5/15/2047	3,300,000	2,524,500
3.00%, 2/15/2048	3,200,000	2,434,500
3.00%, 8/15/2048	2,950,000	2,238,312
3.00%, 2/15/2049	2,650,000	2,007,789
3.00%, 8/15/2052	5,600,000	4,213,125
3.13%, 11/15/2041	350,000	288,258
3.13%, 2/15/2042	725,000	595,293
3.13%, 2/15/2043	1,075,000	870,246
3.13%, 8/15/2044	2,500,000	1,997,266
3.13%, 5/15/2048	2,375,000	1,846,563
3.25%, 5/15/2042	3,500,000	2,909,922
3.38%, 8/15/2042 (b)	8,000,000	6,757,500
3.38%, 5/15/2044	1,900,000	1,582,938
3.38%, 11/15/2048	3,100,000	2,517,781
3.50%, 2/15/2039	1,000,000	899,219
3.63%, 8/15/2043	1,600,000	1,390,000
3.63%, 2/15/2044	2,725,000	2,360,105
3.63%, 2/15/2053	7,500,000	6,380,859
3.63%, 5/15/2053	9,250,000	7,872,617
3.75%, 8/15/2041	2,000,000	1,805,938
3.75%, 11/15/2043	1,425,000	1,259,344
3.88%, 8/15/2040	750,000	695,156
3.88%, 2/15/2043	12,500,000	11,300,781
3.88%, 5/15/2043	13,500,000	12,181,641
4.00%, 11/15/2042	19,500,000	17,973,516

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 11/15/2052	$9,250,000	$8,427,617
4.13%, 8/15/2053	13,250,000	12,341,133
4.25%, 5/15/2039	1,500,000	1,465,781
4.25%, 11/15/2040	1,500,000	1,452,656
4.25%, 2/15/2054	10,000,000	9,525,000
4.38%, 2/15/2038	650,000	648,477
4.38%, 11/15/2039	1,250,000	1,235,938
4.38%, 5/15/2040	575,000	567,004
4.38%, 5/15/2041	300,000	294,141
4.38%, 8/15/2043	4,750,000	4,585,977
4.50%, 2/15/2036 (b)	1,500,000	1,526,484
4.50%, 5/15/2038	200,000	201,844
4.50%, 8/15/2039	650,000	651,930
4.50%, 2/15/2044	11,500,000	11,284,375
4.63%, 2/15/2040	400,000	406,250
4.63%, 5/15/2044	5,000,000	4,990,625
4.63%, 5/15/2054	9,000,000	9,126,562
4.75%, 2/15/2037	350,000	363,016
4.75%, 2/15/2041	650,000	667,266
4.75%, 11/15/2043	7,000,000	7,095,156
4.75%, 11/15/2053	8,125,000	8,401,758
5.00%, 5/15/2037	300,000	318,281
5.25%, 11/15/2028	450,000	465,012
6.00%, 2/15/2026	2,500,000	2,544,336
6.25%, 5/15/2030	5,000,000	5,482,422
6.50%, 11/15/2026 (b)	1,500,000	1,574,531
U.S. Treasury Notes:
0.25%, 8/31/2025	5,000,000	4,730,273
0.25%, 9/30/2025	5,000,000	4,714,062
0.25%, 10/31/2025	7,750,000	7,281,973
0.38%, 11/30/2025	3,000,000	2,814,141
0.38%, 12/31/2025	6,000,000	5,610,703
0.38%, 1/31/2026	7,000,000	6,523,398
0.38%, 7/31/2027	2,000,000	1,763,906
0.38%, 9/30/2027	6,000,000	5,261,250
0.50%, 2/28/2026	6,000,000	5,587,031
0.50%, 4/30/2027	3,000,000	2,680,781
0.50%, 6/30/2027	4,500,000	3,999,023
0.50%, 8/31/2027	4,000,000	3,531,875
0.50%, 10/31/2027	2,250,000	1,974,902
0.63%, 7/31/2026 (b)	1,500,000	1,379,883
0.63%, 11/30/2027	4,550,000	3,999,734
0.63%, 12/31/2027	6,000,000	5,258,437
0.63%, 5/15/2030	900,000	727,453
0.63%, 8/15/2030	3,750,000	3,005,273
0.75%, 3/31/2026	5,000,000	4,663,281
0.75%, 4/30/2026	3,500,000	3,255,137
0.75%, 8/31/2026	5,000,000	4,598,828
0.75%, 1/31/2028	6,500,000	5,706,797
0.88%, 6/30/2026	3,000,000	2,782,969
0.88%, 9/30/2026	4,000,000	3,681,563
0.88%, 11/15/2030	8,000,000	6,471,250
1.00%, 7/31/2028	7,000,000	6,114,609
1.13%, 10/31/2026	4,500,000	4,153,008
1.13%, 2/28/2027	1,250,000	1,142,969
Security Description	Principal Amount	Value
1.13%, 2/29/2028	$4,500,000	$3,997,617
1.13%, 8/31/2028	5,000,000	4,380,469
1.13%, 2/15/2031	5,500,000	4,497,109
1.25%, 11/30/2026	21,500,000	19,857,266
1.25%, 12/31/2026	7,500,000	6,914,062
1.25%, 3/31/2028	6,000,000	5,342,812
1.25%, 4/30/2028	4,000,000	3,553,750
1.25%, 5/31/2028	5,500,000	4,875,664
1.25%, 6/30/2028	6,000,000	5,308,594
1.25%, 9/30/2028	4,000,000	3,515,000
1.25%, 8/15/2031	8,500,000	6,898,281
1.38%, 8/31/2026	3,000,000	2,796,797
1.38%, 10/31/2028	5,500,000	4,849,883
1.38%, 12/31/2028	3,500,000	3,074,258
1.38%, 11/15/2031 (b)	6,000,000	4,880,625
1.50%, 8/15/2026	1,650,000	1,544,039
1.50%, 1/31/2027	6,050,000	5,599,086
1.50%, 11/30/2028	5,000,000	4,425,391
1.50%, 2/15/2030	2,850,000	2,446,770
1.63%, 2/15/2026	1,925,000	1,828,374
1.63%, 5/15/2026	2,750,000	2,596,279
1.63%, 9/30/2026	1,250,000	1,169,922
1.63%, 10/31/2026	1,250,000	1,167,285
1.63%, 8/15/2029	2,250,000	1,972,090
1.63%, 5/15/2031	8,750,000	7,344,531
1.75%, 1/31/2029	5,000,000	4,459,375
1.75%, 11/15/2029	3,000,000	2,634,844
1.88%, 6/30/2026 (b)	1,250,000	1,183,008
1.88%, 7/31/2026	1,000,000	944,141
1.88%, 2/28/2027	4,000,000	3,731,563
1.88%, 2/28/2029	3,250,000	2,910,020
1.88%, 2/15/2032	8,500,000	7,134,687
2.00%, 8/15/2025 (b)	1,500,000	1,450,195
2.00%, 11/15/2026	2,250,000	2,117,285
2.13%, 5/31/2026	2,500,000	2,380,762
2.25%, 11/15/2025 (b)	5,475,000	5,279,098
2.25%, 3/31/2026	3,000,000	2,872,734
2.25%, 2/15/2027	3,000,000	2,828,203
2.25%, 8/15/2027	2,000,000	1,868,906
2.25%, 11/15/2027	4,750,000	4,419,355
2.38%, 5/15/2027	2,900,000	2,731,437
2.38%, 3/31/2029	3,750,000	3,430,664
2.38%, 5/15/2029	4,350,000	3,972,434
2.50%, 2/28/2026	2,500,000	2,406,641
2.50%, 3/31/2027	2,500,000	2,369,727
2.63%, 12/31/2025	3,250,000	3,143,740
2.63%, 1/31/2026	2,250,000	2,173,008
2.63%, 5/31/2027	6,000,000	5,690,156
2.63%, 2/15/2029	4,450,000	4,125,289
2.63%, 7/31/2029	4,000,000	3,685,938
2.75%, 8/31/2025	2,500,000	2,434,961
2.75%, 4/30/2027	5,000,000	4,763,672
2.75%, 7/31/2027	5,500,000	5,222,422
2.75%, 2/15/2028	2,750,000	2,592,520
2.75%, 5/31/2029	4,000,000	3,716,250

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 8/15/2032	$8,000,000	$7,118,750
2.88%, 7/31/2025 (b)	4,000,000	3,907,969
2.88%, 11/30/2025	3,000,000	2,916,094
2.88%, 5/15/2028	4,000,000	3,778,750
2.88%, 8/15/2028	7,750,000	7,301,348
2.88%, 4/30/2029	5,250,000	4,909,980
2.88%, 5/15/2032	9,000,000	8,108,437
3.00%, 9/30/2025	2,500,000	2,439,062
3.00%, 10/31/2025	2,750,000	2,679,961
3.13%, 8/15/2025	5,000,000	4,894,727
3.13%, 8/31/2027	2,500,000	2,398,633
3.13%, 11/15/2028	5,500,000	5,222,422
3.13%, 8/31/2029	8,000,000	7,545,625
3.25%, 6/30/2027	1,000,000	964,922
3.25%, 6/30/2029	3,000,000	2,850,469
3.38%, 5/15/2033	11,500,000	10,659,062
3.50%, 9/15/2025	1,000,000	981,914
3.50%, 1/31/2028	5,000,000	4,842,578
3.50%, 4/30/2028	5,250,000	5,078,145
3.50%, 1/31/2030	8,500,000	8,141,406
3.50%, 4/30/2030	4,000,000	3,825,000
3.50%, 2/15/2033	10,500,000	9,840,469
3.63%, 5/15/2026	8,000,000	7,836,875
3.63%, 3/31/2028	7,500,000	7,289,062
3.63%, 5/31/2028 (b)	5,000,000	4,857,422
3.63%, 3/31/2030	9,000,000	8,666,719
3.75%, 4/15/2026	6,000,000	5,892,187
3.75%, 12/31/2028	10,000,000	9,746,094
3.75%, 5/31/2030	3,500,000	3,389,805
3.75%, 6/30/2030	10,000,000	9,681,250
3.75%, 12/31/2030	2,500,000	2,415,234
3.88%, 1/15/2026	7,500,000	7,387,207
3.88%, 11/30/2027	3,500,000	3,433,281
3.88%, 12/31/2027	14,000,000	13,733,125
3.88%, 9/30/2029	6,500,000	6,351,719
3.88%, 11/30/2029	3,500,000	3,418,789
3.88%, 12/31/2029	6,500,000	6,346,641
3.88%, 8/15/2033	13,250,000	12,748,984
4.00%, 12/15/2025	13,500,000	13,325,449
4.00%, 2/15/2026	8,000,000	7,891,875
4.00%, 1/15/2027	7,000,000	6,898,828
4.00%, 2/29/2028	5,000,000	4,923,437
4.00%, 6/30/2028	7,000,000	6,893,906
4.00%, 1/31/2029 (b)	9,500,000	9,355,273
4.00%, 10/31/2029	5,000,000	4,914,844
4.00%, 2/28/2030	5,000,000	4,910,547
4.00%, 7/31/2030	8,000,000	7,848,750
4.00%, 1/31/2031	5,000,000	4,900,000
4.00%, 2/15/2034	14,000,000	13,593,125
4.13%, 6/15/2026	7,500,000	7,414,453
4.13%, 2/15/2027	7,000,000	6,920,156
4.13%, 9/30/2027	3,000,000	2,966,250
4.13%, 10/31/2027 (b)	4,350,000	4,301,402
4.13%, 7/31/2028	7,850,000	7,767,207
4.13%, 3/31/2029 (b)	12,500,000	12,374,023
Security Description	Principal Amount	Value
4.13%, 8/31/2030	$3,600,000	$3,554,719
4.13%, 3/31/2031 (b)	10,000,000	9,868,750
4.13%, 11/15/2032	12,500,000	12,291,016
4.25%, 10/15/2025	4,500,000	4,457,285
4.25%, 12/31/2025	7,000,000	6,933,008
4.25%, 1/31/2026	8,000,000	7,923,438
4.25%, 3/15/2027	11,000,000	10,912,344
4.25%, 2/28/2029 (b)	10,500,000	10,454,062
4.25%, 6/30/2029 (e)	10,000,000	9,958,203
4.25%, 2/28/2031 (b)	5,500,000	5,468,203
4.25%, 6/30/2031 (e)	5,000,000	4,971,875
4.38%, 8/15/2026	5,000,000	4,967,187
4.38%, 12/15/2026	10,000,000	9,943,750
4.38%, 8/31/2028	6,000,000	5,992,969
4.38%, 11/30/2028	8,000,000	8,000,000
4.38%, 11/30/2030	4,750,000	4,754,824
4.38%, 5/15/2034	13,000,000	13,004,062
4.50%, 11/15/2025	5,750,000	5,714,736
4.50%, 3/31/2026	10,500,000	10,445,039
4.50%, 7/15/2026	5,000,000	4,978,516
4.50%, 4/15/2027	9,500,000	9,486,641
4.50%, 5/15/2027	3,500,000	3,495,625
4.50%, 5/31/2029 (b)	8,000,000	8,055,000
4.50%, 11/15/2033	13,500,000	13,626,562
4.63%, 2/28/2026	10,000,000	9,964,453
4.63%, 3/15/2026	7,500,000	7,474,219
4.63%, 6/30/2026 (e)	8,000,000	7,985,625
4.63%, 9/15/2026	7,700,000	7,690,977
4.63%, 10/15/2026	7,000,000	6,994,531
4.63%, 11/15/2026	15,000,000	14,994,141
4.63%, 6/15/2027	7,500,000	7,522,267
4.63%, 9/30/2028	5,500,000	5,546,406
4.63%, 4/30/2029	9,000,000	9,104,062
4.63%, 9/30/2030	5,750,000	5,832,207
4.63%, 4/30/2031	5,000,000	5,081,250
4.63%, 5/31/2031 (b)	5,000,000	5,081,250
4.75%, 7/31/2025	7,750,000	7,722,451
4.88%, 11/30/2025	7,000,000	6,991,797
4.88%, 4/30/2026	10,000,000	10,015,625
4.88%, 5/31/2026	7,000,000	7,014,219
4.88%, 10/31/2028	8,000,000	8,150,625
4.88%, 10/31/2030	5,500,000	5,655,977
5.00%, 8/31/2025	7,500,000	7,493,555
5.00%, 9/30/2025	7,500,000	7,497,070
5.00%, 10/31/2025	9,250,000	9,250,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,415,774,058)		1,307,947,394
MUNICIPAL BONDS & NOTES — 0.4%
CALIFORNIA — 0.1%
Bay Area Toll Authority Revenue, CA:
Series F3, 3.13%, 4/1/2055	500,000	340,456
Series S3, 6.91%, 10/1/2050	25,000	29,329

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
California State University Revenue, CA Series B, 3.90%, 11/1/2047	$100,000	$82,441
Regents of the University of California Medical Center Pooled Revenue, CA:
Series Q, 4.13%, 5/15/2032	500,000	475,332
Series H, 6.55%, 5/15/2048	50,000	54,882
San Jose Redevelopment Successor Agency, Special Obligation, CA Series A-T, 3.38%, 8/1/2034	275,000	245,639
State of California, General Obligation, CA:
3.50%, 4/1/2028	250,000	239,201
5.20%, 3/1/2043	1,250,000	1,221,201
7.30%, 10/1/2039	125,000	143,005
7.50%, 4/1/2034	100,000	115,419
7.55%, 4/1/2039	100,000	118,871
7.60%, 11/1/2040	250,000	299,514
University of California Revenue, CA Series AX, 3.06%, 7/1/2025	300,000	293,720
		3,659,010
FLORIDA — 0.0% (a)
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	125,000	110,165
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.26%, 7/1/2025	50,000	47,989
Series A, 1.71%, 7/1/2027	50,000	45,370
Series A, 2.15%, 7/1/2030	50,000	42,365
		245,889
GEORGIA — 0.0% (a)
Municipal Electric Authority of Georgia Revenue, GA 6.66%, 4/1/2057	154,000	167,929
ILLINOIS — 0.1%
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	50,000	44,970
Series C, 4.57%, 1/1/2054	50,000	45,318
Sales Tax Securitization Corp. Revenue, IL Series B, 3.59%, 1/1/2043	275,000	228,550
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	611,765	600,270
Series 1, 6.63%, 2/1/2035	169,231	176,225
7.35%, 7/1/2035	85,714	91,978
		1,187,311
Security Description	Principal Amount	Value
MASSACHUSETTS — 0.0% (a)
Massachusetts School Building Authority Revenue, MA:
Series C, 2.95%, 5/15/2043	$100,000	$75,242
Series B, 3.40%, 10/15/2040	20,000	16,268
		91,510
MICHIGAN — 0.0% (a)
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	750,000	570,825
University of Michigan Revenue, MI Series A, 4.45%, 4/1/2122	650,000	537,666
		1,108,491
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
Series A, 3.23%, 5/15/2050	300,000	219,210
Series A, 3.65%, 8/15/2057	100,000	76,944
		296,154
NEW JERSEY — 0.0% (a)
New Jersey Turnpike Authority Revenue, NJ Series A, 7.10%, 1/1/2041	100,000	114,248
Rutgers The State University of New Jersey Revenue, NJ Series P, 3.92%, 5/1/2119	35,000	24,969
		139,217
NEW YORK — 0.1%
City of New York, General Obligation, NY Series B-1, 5.83%, 10/1/2053	300,000	327,373
New York City Municipal Water Finance Authority Revenue, NY Series AA, 5.44%, 6/15/2043	25,000	24,251
New York State Urban Development Corp. Revenue, NY Series B, 3.90%, 3/15/2033	100,000	93,686
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	500,000	369,702
3.18%, 7/15/2060	1,000,000	669,472
Series 210, 4.03%, 9/1/2048	125,000	105,118
4.46%, 10/1/2062	190,000	164,979
Series 192, 4.81%, 10/15/2065	25,000	23,165
5.65%, 11/1/2040	100,000	103,745
		1,881,491

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
OHIO — 0.0% (a)
American Municipal Power, Inc. Revenue, OH Series B, 7.83%, 2/15/2041	$150,000	$181,173
OREGON — 0.0% (a)
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	750,000	548,016
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Revenue, PA:
Series A, 2.99%, 6/1/2042	750,000	562,507
Series A, 4.14%, 6/1/2038	125,000	114,666
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	100,000	65,670
		742,843
TEXAS — 0.1%
Dallas Area Rapid Transit Revenue, TX:
Series A, 2.61%, 12/1/2048	500,000	339,586
5.02%, 12/1/2048	100,000	94,307
Dallas Fort Worth International Airport Revenue, TX Series A, 2.99%, 11/1/2038	250,000	208,784
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	65,000	47,482
Permanent University Fund - University of Texas System Revenue, TX Series A, 3.38%, 7/1/2047	150,000	116,063
Texas Natural Gas Securitization Finance Corp. Revenue, TX 5.17%, 4/1/2041	400,000	400,708
Texas Transportation Commission, General Obligation, TX 2.47%, 10/1/2044	150,000	103,114
		1,310,044
VIRGINIA — 0.0% (a)
University of Virginia Revenue, VA:
2.26%, 9/1/2050	150,000	89,441
Series C, 4.18%, 9/1/2117	50,000	39,581
		129,022
TOTAL MUNICIPAL BONDS & NOTES (Cost $14,121,059)		11,688,100
MORTGAGE-BACKED SECURITIES — 0.7%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	97,270
Security Description	Principal Amount	Value
Bank:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	$90,000	$82,789
Series 2017-BNK8, Class B, 4.09%, 11/15/2050 (d)	50,000	44,327
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (d)	143,329	137,021
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (d)	100,000	96,197
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	90,137
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	87,737
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	44,185
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	178,115
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	93,750	76,681
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	500,000	400,674
Series 2021-BN31, Class A4, 2.04%, 2/15/2054	234,783	191,688
Series 2021-BN32, Class A5, 2.64%, 4/15/2054	300,000	255,545
Series 2021-BN37, Class A4, 2.37%, 11/15/2064	500,000	412,076
BBCMS Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	138,830
Series 2020-C8, Class A5, 2.04%, 10/15/2053	250,000	206,745
Series 2021-C9, Class A5, 2.30%, 2/15/2054	250,000	206,666
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (d)	450,000	380,011
Series 2023-C19, Class A5, 5.45%, 4/15/2056	200,000	201,718
Series 2023-C20, Class A5, 5.58%, 7/15/2056	100,000	101,826
Series 2024-C24, Class A5, 5.42%, 2/15/2057	400,000	402,943
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (d)	130,000	121,866

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-B3, Class A5, 4.03%, 4/10/2051	$100,000	$94,909
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	95,364
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	106,987
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	180,350
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	656,393
Series 2020-B18, Class A5, 1.93%, 7/15/2053	79,167	64,693
Series 2021-B24, Class A5, 2.58%, 3/15/2054	425,000	353,047
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	407,038
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	253,569
Series 2023-B39, Class A5, 5.75%, 7/15/2056	229,000	236,240
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	300,000	244,988
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	300,000	277,219
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	177,227
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	285,757
Citigroup Commercial Mortgage Trust:
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	600,000	580,579
Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	234,609
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	89,013
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	130,901
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	750,000	654,744
COMM Mortgage Trust:
Series 2014-CR16, Class B, 4.58%, 4/10/2047	373,901	360,088
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	93,593
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (d)	250,000	230,154
Security Description	Principal Amount	Value
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (d)	$50,000	$47,416
Series 2018-CX11, Class A4, 3.77%, 4/15/2051	500,000	481,996
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	179,689
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K-159, Class A2, 4.50%, 7/25/2033 (d)	195,000	190,346
Series K068, Class A2, 3.24%, 8/25/2027	995,000	947,655
Series K-154, Class A2, 4.35%, 1/25/2033 (d)	250,000	241,847
Series K-155, Class A2, 4.25%, 4/25/2033	1,500,000	1,439,661
Series K-157, Class A2, 4.20%, 5/25/2033	255,091	243,836
Series K-161, Class A2, 4.90%, 10/25/2033	150,000	150,717
Series K505, Class A2, 4.82%, 6/25/2028	1,350,000	1,345,325
Series K512, Class A2, 5.00%, 11/25/2028	174,962	175,513
Series K751, Class A2, 4.41%, 3/25/2030	500,000	490,388
Federal National Mortgage Association-ACES Series 2023-M6, Class A2, 4.19%, 7/25/2028 (d)	500,000	486,030
GS Mortgage Securities Trust:
Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	187,940
Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	233,965
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	150,000	133,920
Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	500,000	408,776
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	193,364
Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	97,201
Series 2016-C1, Class B, 4.86%, 3/17/2049 (d)	300,000	284,625
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	463,703
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class A5, 2.18%, 5/13/2053	1,000,000	793,385

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C26, Class AS, 3.89%, 10/15/2048 (d)	$650,000	$628,195
Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	398,190
Morgan Stanley Capital I Trust:
Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	142,908
Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	181,970
Series 2021-L5, Class A4, 2.73%, 5/15/2054	350,000	297,522
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	375,943
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	92,751
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class A3, 3.43%, 11/15/2048	78,461	76,636
Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	281,343
Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	230,060
Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	144,441
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	177,322
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	89,331
Series 2021-C59, Class A5, 2.63%, 4/15/2054	350,000	293,639
TOTAL MORTGAGE-BACKED SECURITIES (Cost $25,011,328)		22,390,058
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
Bank:
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	1,450,000	1,278,359
Series 2024-BNK47, Class A5, 5.72%, 6/15/2057	300,000	308,962
Bank5 Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	432,807	448,895
BBCMS Mortgage Trust Series 2023-C22, Class A5, 6.80%, 11/15/2056 (d)	175,000	193,717
Benchmark Mortgage Trust Series 2018-B8, Class A4, 3.96%, 1/15/2052	750,000	722,829
Security Description	Principal Amount	Value
BMO Mortgage Trust:
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (d)	$500,000	$518,566
Series 2023-C5, Class A5, 5.77%, 6/15/2056	500,000	514,822
DBJPM Mortgage Trust Series 2016-C3, Class A5, 2.89%, 8/10/2049	400,000	377,650
GS Mortgage Securities Trust Series 2020-GC47, Class A5, 2.38%, 5/12/2053	300,000	254,775
Morgan Stanley Capital I Trust Series 2022-L8, Class A5, 3.92%, 4/15/2055 (d)	675,000	606,276
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class A5, 3.77%, 7/15/2058 (d)	500,000	489,124
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $5,597,728)		5,713,975
	Shares
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (f) (g)	73,117,705	73,139,640
State Street Navigator Securities Lending Portfolio II (h) (i)	67,784,650	67,784,650
TOTAL SHORT-TERM INVESTMENTS (Cost $140,919,466)		140,924,290
TOTAL INVESTMENTS — 103.4% (Cost $3,460,940,883)		3,173,086,867
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(105,799,968)
NET ASSETS — 100.0%		$3,067,286,899
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	When-issued security.

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2024.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

ABS	Asset-Backed Security
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$764,541,544	$—	$764,541,544
Asset-Backed Securities	—	11,146,282	—	11,146,282
Foreign Government Obligations	—	82,039,048	—	82,039,048
U.S. Government Agency Obligations	—	826,696,176	—	826,696,176
U.S. Treasury Obligations	—	1,307,947,394	—	1,307,947,394
Municipal Bonds & Notes	—	11,688,100	—	11,688,100
Mortgage-Backed Securities	—	22,390,058	—	22,390,058
Commercial Mortgage Backed Securities	—	5,713,975	—	5,713,975
Short-Term Investments	140,924,290	—	—	140,924,290
TOTAL INVESTMENTS	$140,924,290	$3,032,162,577	$—	$3,173,086,867

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	51,102,221	$51,122,662	$282,773,920	$260,750,733	$(9,112)	$2,903	73,117,705	$73,139,640	$1,573,692
State Street Navigator Securities Lending Portfolio II	111,292,245	111,292,245	591,798,108	635,305,703	—	—	67,784,650	67,784,650	145,415
Total		$162,414,907	$874,572,028	$896,056,436	$(9,112)	$2,903		$140,924,290	$1,719,107
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.4%
AUSTRALIA — 4.8%
Abacus Group REIT	78,325	$60,417
Abacus Storage King REIT	92,312	71,206
Accent Group Ltd.	80,316	103,792
AGL Energy Ltd.	142,907	1,033,620
Alpha HPA Ltd. (a)	109,995	63,543
ALS Ltd.	112,024	1,048,161
Altium Ltd.	27,421	1,245,841
Alumina Ltd. (a)	533,852	604,324
Amotiv Ltd.	43,623	305,903
AMP Ltd.	623,206	455,748
Ampol Ltd.	53,249	1,150,086
Ansell Ltd.	32,826	582,052
ANZ Group Holdings Ltd.	715,934	13,502,577
APA Group Stapled Security	314,976	1,680,750
APM Human Services International Ltd.	44,330	41,004
ARB Corp. Ltd. (b)	17,834	448,190
Arena REIT (b)	81,159	209,762
Aristocrat Leisure Ltd.	133,661	4,441,852
ASX Ltd. (b)	44,672	1,790,052
Atlas Arteria Ltd. Stapled Security	286,236	976,842
AUB Group Ltd.	27,891	590,290
Audinate Group Ltd. (a)	16,156	170,802
Aurizon Holdings Ltd.	411,190	1,002,338
Aussie Broadband Ltd. (a)	39,567	91,430
Austal Ltd.	60,258	100,206
Australian Agricultural Co. Ltd. (a)	66,789	64,900
AVZ Minerals Ltd. (a) (b) (c)	378,780	98,657
Bank of Queensland Ltd. (b)	147,409	571,978
Bapcor Ltd. (b)	67,346	231,182
Beach Energy Ltd. (b)	349,938	348,222
Bega Cheese Ltd.	66,288	188,149
Bellevue Gold Ltd. (a) (b)	251,703	300,058
Bendigo & Adelaide Bank Ltd.	126,987	974,447
BHP Group Ltd.	1,199,415	34,187,936
BlueScope Steel Ltd.	101,380	1,383,247
Boss Energy Ltd. (a)	90,668	250,082
Brambles Ltd.	321,768	3,122,392
Breville Group Ltd. (b)	28,855	523,010
Brickworks Ltd.	17,916	313,488
BWP Trust REIT	131,715	304,362
Capricorn Metals Ltd. (a)	69,661	222,380
CAR Group Ltd.	82,649	1,945,699
Centuria Capital Group REIT	119,214	131,368
Centuria Industrial REIT (b)	113,993	229,152
Centuria Office REIT (b)	90,435	66,739
Cettire Ltd. (a) (b)	98,687	77,112
Challenger Ltd.	107,298	502,329
Champion Iron Ltd. (b)	90,243	385,720
Charter Hall Group REIT	108,526	810,316
Charter Hall Long Wale REIT (b)	147,960	321,149
Security Description	Shares	Value
Charter Hall Retail REIT (b)	103,861	$225,432
Charter Hall Social Infrastructure REIT (b)	88,989	140,852
Cleanaway Waste Management Ltd.	503,089	930,687
Clinuvel Pharmaceuticals Ltd. (b)	6,455	66,260
Cochlear Ltd.	15,113	3,352,463
Codan Ltd.	19,951	160,291
Coles Group Ltd.	309,474	3,519,799
Collins Foods Ltd.	27,699	168,339
Commonwealth Bank of Australia	396,018	33,689,546
Computershare Ltd.	124,018	2,181,622
Coronado Global Resources, Inc. CDI (d)	190,613	150,852
Corporate Travel Management Ltd. (b)	32,318	286,198
Credit Corp. Group Ltd. (b)	15,386	153,825
Cromwell Property Group REIT	314,615	81,945
Data#3 Ltd.	30,074	168,111
De Grey Mining Ltd. (a)	407,245	310,056
Deep Yellow Ltd. (a)	198,773	177,886
Deterra Royalties Ltd.	98,307	261,961
Dexus REIT	250,225	1,082,891
Dexus Industria REIT (b)	50,503	95,114
Dicker Data Ltd.	20,356	131,325
Domain Holdings Australia Ltd. (b)	51,929	105,776
Domino's Pizza Enterprises Ltd.	15,573	373,271
Downer EDI Ltd.	152,716	473,240
Eagers Automotive Ltd.	30,682	215,565
EBOS Group Ltd.	35,767	702,223
Elders Ltd.	36,575	199,321
Emerald Resources NL (a)	118,672	279,771
Endeavour Group Ltd.	352,006	1,187,191
Evolution Mining Ltd.	462,694	1,081,536
EVT Ltd. (b)	18,245	141,589
Firefinch Ltd. (a) (b) (c)	180,320	7,226
FleetPartners Group Ltd. (a)	45,962	109,891
Flight Centre Travel Group Ltd. (b)	43,452	585,612
Fortescue Ltd.	399,556	5,713,120
G8 Education Ltd.	123,292	97,574
Genesis Minerals Ltd. (a)	252,836	296,343
Glencore PLC	2,477,392	14,126,963
Gold Road Resources Ltd.	234,049	267,289
Goodman Group REIT	408,885	9,489,318
GPT Group REIT	443,216	1,184,007
GrainCorp Ltd. Class A	50,653	300,060
Growthpoint Properties Australia Ltd. REIT	38,972	56,480
Hansen Technologies Ltd.	29,249	88,684
Harvey Norman Holdings Ltd. (b)	138,827	386,624

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Healius Ltd. (a) (b)	128,559	$128,787
HealthCo REIT	98,187	69,509
Helia Group Ltd.	67,284	173,901
HMC Capital Ltd. REIT (b)	79,560	383,097
HomeCo Daily Needs REIT	371,426	287,746
HUB24 Ltd.	17,852	554,990
IDP Education Ltd. (b)	61,180	619,015
IGO Ltd. (b)	157,267	592,374
Iluka Resources Ltd.	95,630	418,326
Imdex Ltd.	101,204	150,048
Incitec Pivot Ltd.	432,752	838,139
Ingenia Communities Group REIT	82,745	264,149
Inghams Group Ltd.	168,523	407,424
Insignia Financial Ltd.	115,870	177,209
Insurance Australia Group Ltd.	555,307	2,647,953
IPH Ltd.	47,437	198,639
IRESS Ltd. (a) (b)	35,397	190,301
JB Hi-Fi Ltd.	25,173	1,029,050
Johns Lyng Group Ltd.	59,264	225,603
Judo Capital Holdings Ltd. (a) (b)	161,120	135,581
Jumbo Interactive Ltd.	11,565	133,543
Kelsian Group Ltd. (b)	34,940	120,174
Latin Resources Ltd. (a)	773,249	87,790
Lendlease Corp. Ltd. Stapled Security	147,946	534,539
Leo Lithium Ltd. (a)	203,060	68,485
Lifestyle Communities Ltd. (b)	28,492	236,523
Liontown Resources Ltd. (a) (b)	319,135	192,887
Lottery Corp. Ltd.	515,431	1,745,249
Lovisa Holdings Ltd. (b)	18,279	401,265
Lynas Rare Earths Ltd. (a) (b)	219,604	869,709
MA Financial Group Ltd. (b)	13,806	41,307
Maas Group Holdings Ltd.	26,100	73,733
Macquarie Group Ltd.	85,840	11,734,520
Mader Group Ltd. (b)	34,029	142,948
Magellan Financial Group Ltd.	41,167	231,494
McMillan Shakespeare Ltd.	10,424	121,968
Medibank Pvt Ltd.	621,907	1,549,221
Megaport Ltd. (a) (b)	34,556	258,938
Metcash Ltd.	239,930	567,240
Mineral Resources Ltd.	40,651	1,463,862
Mirvac Group REIT (b)	891,052	1,112,817
MMA Offshore Ltd. (a)	74,940	129,126
Monadelphous Group Ltd.	31,670	271,576
Mount Gibson Iron Ltd. (a) (b)	98,191	26,887
Nanosonics Ltd. (a) (b)	64,592	128,982
National Australia Bank Ltd.	737,065	17,834,179
National Storage REIT	310,917	477,586
Netwealth Group Ltd.	30,520	451,886
Neuren Pharmaceuticals Ltd. (a)	24,487	347,842
New Hope Corp. Ltd.	140,723	458,632
NEXTDC Ltd. (a)	138,797	1,634,223
Security Description	Shares	Value
nib holdings Ltd.	127,242	$624,593
Nick Scali Ltd.	16,577	152,890
Nine Entertainment Co. Holdings Ltd. (b)	290,057	271,200
Northern Star Resources Ltd.	265,185	2,302,350
NRW Holdings Ltd.	104,835	216,343
Nufarm Ltd. (b)	72,045	221,330
Objective Corp. Ltd. (b)	2,964	23,813
OceanaGold Corp.	220,500	505,989
oOh!media Ltd.	161,946	146,010
Orica Ltd.	112,473	1,342,307
Origin Energy Ltd.	406,473	2,948,089
Orora Ltd.	287,234	377,904
Paladin Energy Ltd. (a) (b)	68,558	571,415
Pepper Money Ltd.	84,260	82,159
Perenti Ltd.	177,128	118,295
Perpetual Ltd. (b)	29,508	419,954
Perseus Mining Ltd.	312,291	490,124
PEXA Group Ltd. (a)	33,424	307,823
Pilbara Minerals Ltd. (b)	645,617	1,323,708
Pinnacle Investment Management Group Ltd. (b)	27,782	263,099
Platinum Asset Management Ltd.	87,073	60,478
PolyNovo Ltd. (a)	146,523	239,746
Premier Investments Ltd.	19,597	407,687
Pro Medicus Ltd. (b)	13,360	1,278,234
PWR Holdings Ltd. (b)	18,280	134,047
Qantas Airways Ltd. (a)	189,348	739,768
QBE Insurance Group Ltd.	354,483	4,116,935
Qube Holdings Ltd.	368,935	899,335
Ramelius Resources Ltd.	245,911	315,325
Ramsay Health Care Ltd.	47,625	1,509,530
REA Group Ltd. (b)	11,934	1,567,404
Red 5 Ltd. (a)	1,281,947	308,213
Redox Ltd.	39,694	81,119
Reece Ltd. (b)	51,057	858,257
Region RE Ltd. REIT	259,615	364,106
Regis Resources Ltd. (a)	163,146	191,220
Resolute Mining Ltd. (a)	419,081	145,539
Rio Tinto Ltd. (b)	87,586	6,960,824
Rio Tinto PLC	268,524	17,654,329
Rural Funds Group REIT	85,701	114,185
Sandfire Resources Ltd. (a) (b)	102,117	595,376
Santos Ltd.	766,295	3,920,160
Scentre Group REIT	1,225,747	2,554,080
SEEK Ltd. (b)	82,637	1,178,840
Seven Group Holdings Ltd.	46,070	1,159,333
SG Fleet Group Ltd.	31,651	69,756
Sigma Healthcare Ltd. (b)	273,531	232,914
Silex Systems Ltd. (a)	87,668	312,067
SiteMinder Ltd. (a)	47,530	161,571
SmartGroup Corp. Ltd.	25,202	142,223
Sonic Healthcare Ltd.	104,543	1,836,241
South32 Ltd. (b) (e)	10,757	26,217
South32 Ltd. (e)	1,027,431	2,511,382

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Stanmore Resources Ltd.	53,229	$125,843
Star Entertainment Group Ltd. (a) (b)	486,383	159,167
Steadfast Group Ltd.	234,844	969,275
Stockland REIT	550,845	1,534,067
Strike Energy Ltd. (a) (b)	985,145	184,220
Suncorp Group Ltd.	300,196	3,490,460
Super Retail Group Ltd.	47,823	445,543
Tabcorp Holdings Ltd.	559,156	261,403
Technology One Ltd.	64,618	802,686
Telix Pharmaceuticals Ltd. (a) (b)	56,406	702,560
Telstra Group Ltd.	926,969	2,241,056
Temple & Webster Group Ltd. (a)	17,447	109,412
Transurban Group Stapled Security	729,582	6,041,917
Treasury Wine Estates Ltd.	191,452	1,590,594
Ventia Services Group Pty. Ltd.	184,895	472,937
Vicinity Ltd. REIT	873,793	1,079,591
Viva Energy Group Ltd. (d)	258,464	543,738
Vulcan Steel Ltd.	8,527	37,984
WA1 Resources Ltd. (a)	9,274	119,413
Washington H Soul Pattinson & Co. Ltd.	54,253	1,189,163
Waypoint REIT Ltd.	137,853	199,781
Webjet Ltd. (a) (b)	83,369	499,988
Weebit Nano Ltd. (a) (b)	30,828	52,501
Wesfarmers Ltd.	270,584	11,778,648
West African Resources Ltd. (a)	221,720	238,402
Westgold Resources Ltd. (b)	97,183	157,067
Westpac Banking Corp.	826,162	15,024,217
Whitehaven Coal Ltd.	175,441	896,337
WiseTech Global Ltd. (b)	38,544	2,581,884
Woodside Energy Group Ltd.	455,097	8,574,051
Woolworths Group Ltd.	288,227	6,504,319
Worley Ltd.	109,620	1,096,682
Yancoal Australia Ltd. (b)	85,872	379,654
Zip Co. Ltd. (a)	227,083	221,420
		352,731,779
AUSTRIA — 0.2%
ams-OSRAM AG (a)	219,189	303,562
ANDRITZ AG	15,822	980,976
AT&S Austria Technologie & Systemtechnik AG	5,053	116,759
BAWAG Group AG (d)	17,816	1,128,473
CA Immobilien Anlagen AG	10,087	334,701
DO & Co. AG	1,591	283,056
Erste Group Bank AG	79,023	3,746,815
EVN AG	8,519	272,081
Immofinanz AG (a)	8,587	238,361
Kontron AG	8,066	166,152
Lenzing AG (a)	3,638	127,693
Mondi PLC (e)	87,162	1,673,105
Security Description	Shares	Value
Mondi PLC (b) (e)	17,360	$334,651
Oesterreichische Post AG	7,998	256,727
OMV AG	34,873	1,519,674
Palfinger AG	2,748	65,383
Porr AG	3,398	50,985
Raiffeisen Bank International AG	33,934	589,902
Schoeller-Bleckmann Oilfield Equipment AG	1,927	78,067
UNIQA Insurance Group AG	29,267	249,681
Verbund AG	16,124	1,272,739
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,801	255,002
voestalpine AG	26,522	716,878
Wienerberger AG	26,457	877,880
		15,639,303
BELGIUM — 0.5%
Ackermans & van Haaren NV	5,389	932,770
Aedifica SA REIT	11,302	686,197
Ageas SA	36,945	1,689,950
Anheuser-Busch InBev SA	215,012	12,471,370
Barco NV	14,654	162,708
Bekaert SA	8,197	343,323
bpost SA	27,427	88,920
Cofinimmo SA REIT	8,551	516,422
Colruyt Group NV	12,716	607,553
Deme Group NV	1,771	307,867
D'ieteren Group	4,815	1,022,291
Elia Group SA	6,587	617,364
Fagron	14,662	286,309
Galapagos NV (a) (b)	9,374	234,487
Groupe Bruxelles Lambert NV	20,097	1,435,572
KBC Ancora	7,640	356,186
KBC Group NV	57,777	4,080,695
Kinepolis Group NV (b)	2,953	107,764
Lotus Bakeries NV	91	939,207
Melexis NV	4,257	366,820
Montea NV REIT	3,606	305,700
Ontex Group NV (a) (b)	20,660	179,575
Proximus SADP	32,097	256,280
Recticel SA (b)	8,030	106,888
Retail Estates NV REIT	2,749	182,667
Shurgard Self Storage Ltd. REIT	7,629	294,759
Sofina SA	3,452	788,772
Solvay SA (b)	17,137	603,710
Syensqo SA	17,137	1,534,896
Tessenderlo Group SA (b)	5,115	129,649
UCB SA	29,174	4,336,767
Umicore SA (b)	47,555	715,068
VGP NV	2,928	326,361
Warehouses De Pauw CVA REIT	41,623	1,128,620
X-Fab Silicon Foundries SE (a) (d)	38,071	244,000

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Xior Student Housing NV REIT	7,513	$241,159
		38,628,646
BERMUDA — 0.0% (f)
Cool Co. Ltd.	4,767	55,695
BRAZIL — 1.3%
3R Petroleum Oleo E Gas SA	54,570	269,979
AES Brasil Energia SA	76,444	156,757
Allos SA	94,822	360,547
Alpargatas SA Preference Shares (a)	41,207	67,659
Alupar Investimento SA	46,483	249,133
Ambev SA	1,209,667	2,484,909
Arezzo Industria e Comercio SA	19,817	183,205
Armac Locacao Logistica E Servicos SA	35,900	63,728
Atacadao SA (a)	149,400	242,614
Auren Energia SA	63,230	140,474
Azul SA Preference Shares (a)	51,900	68,584
B3 SA - Brasil Bolsa Balcao	1,435,203	2,645,893
Banco ABC Brasil SA Preference Shares	17,795	70,931
Banco Bradesco SA	375,940	757,369
Banco Bradesco SA Preference Shares	1,338,782	2,983,936
Banco BTG Pactual SA	312,808	1,740,748
Banco do Brasil SA	446,400	2,146,629
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	55,500	113,409
Banco Pan SA Preference Shares	88,800	129,336
BB Seguridade Participacoes SA	162,200	961,616
Bradespar SA	16,100	52,029
Bradespar SA Preference Shares	58,036	193,403
BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,000	36,929
BRF SA (a)	213,686	872,141
Caixa Seguridade Participacoes SA	135,300	348,575
Camil Alimentos SA	18,200	27,032
CCR SA	234,500	491,422
Centrais Eletricas Brasileiras SA	278,019	1,794,414
Centrais Eletricas Brasileiras SA Class B, Preference Shares	57,300	413,674
Cia Brasileira de Aluminio (a)	30,268	37,927
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	42,400	61,602
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	78,300	1,056,837
Security Description	Shares	Value
Cia de Saneamento de Minas Gerais Copasa MG	49,600	$186,543
Cia De Sanena Do Parana	38,500	191,029
Cia De Sanena Do Parana Preference Shares	132,600	133,449
Cia Energetica de Minas Gerais Preference Shares	405,473	721,967
Cia Paranaense de Energia - Copel Class B, Preference Shares	246,200	412,221
Cia Siderurgica Nacional SA	149,200	346,780
Cielo SA	265,839	269,455
CM Hospitalar SA	37,838	15,259
Cogna Educacao SA (a)	415,363	132,361
Cosan SA	268,780	655,201
CPFL Energia SA	48,800	287,558
Cury Construtora e Incorporadora SA	24,600	91,235
Cyrela Brazil Realty SA Empreendimentos e Participacoes	67,500	229,073
Dexco SA	93,038	109,881
Direcional Engenharia SA	35,629	170,561
EcoRodovias Infraestrutura e Logistica SA	81,929	97,351
Embraer SA (a)	158,700	1,032,866
Enauta Participacoes SA (a)	35,800	141,409
Energisa SA	56,711	465,781
Eneva SA (a)	187,412	428,509
Engie Brasil Energia SA	43,266	344,994
Equatorial Energia SA (e)	284,481	1,571,843
Equatorial Energia SA (a) (e)	3,573	19,999
ERO Copper Corp. (a) (b)	22,300	476,524
Ez Tec Empreendimentos e Participacoes SA	31,200	72,685
Fleury SA	57,402	155,326
Fras-Le SA	14,100	49,222
Gerdau SA Preference Shares	311,802	1,031,771
GPS Participacoes e Empreendimentos SA (d)	99,500	308,830
Grendene SA	87,800	91,049
Grupo De Moda Soma SA (a)	109,072	120,570
Grupo Mateus SA	120,500	150,342
Grupo SBF SA	28,867	62,365
Hapvida Participacoes e Investimentos SA (a) (d)	1,136,902	783,936
Hidrovias do Brasil SA (a)	120,200	80,286
Hypera SA	80,800	417,496
Iguatemi SA	42,713	158,258
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,300	63,603
Irani Papel e Embalagem SA	27,700	42,240
IRB-Brasil Resseguros SA (a)	14,017	79,745
Itau Unibanco Holding SA Preference Shares	1,176,703	6,866,016
Itausa SA Preference Shares	1,392,023	2,461,030

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Jalles Machado SA	50,036	$61,166
JHSF Participacoes SA	59,024	41,974
JSL SA	16,300	27,585
Karoon Energy Ltd. (a)	208,007	254,219
Klabin SA	187,583	724,055
Localiza Rent a Car SA	240,991	1,822,255
LOG Commercial Properties e Participacoes SA	7,400	31,108
Lojas Renner SA	219,049	492,170
LWSA SA (a) (d)	101,765	74,201
M Dias Branco SA	20,700	109,305
Magazine Luiza SA (a)	76,023	164,927
Mahle Metal Leve SA	37,700	219,503
Marcopolo SA	46,200	41,089
Marcopolo SA Preference Shares	154,920	177,109
Marfrig Global Foods SA (a)	86,192	191,798
Metalurgica Gerdau SA Preference Shares	208,100	399,007
Mills Locacao Servicos e Logistica SA	21,200	40,038
Minerva SA	66,635	80,138
Movida Participacoes SA (a)	42,600	46,324
MRV Engenharia e Participacoes SA (a)	105,116	126,417
Multiplan Empreendimentos Imobiliarios SA	56,314	228,523
Natura & Co. Holding SA	196,437	549,583
Odontoprev SA	78,060	159,649
Oncoclinicas do Brasil Servicos Medicos SA (a)	49,600	55,186
Orizon Valorizacao de Residuos SA (a)	6,923	48,111
Pet Center Comercio e Participacoes SA	110,108	71,959
Petroleo Brasileiro SA	884,700	6,431,633
Petroleo Brasileiro SA Preference Shares	1,150,700	7,882,713
Petroreconcavo SA	43,700	145,865
PRIO SA	182,610	1,438,669
Raia Drogasil SA	348,376	1,610,654
Randon SA Implementos e Participacoes Preference Shares	41,100	80,802
Rede D'Or Sao Luiz SA (d)	124,753	610,912
Rumo SA	295,271	1,101,462
Santos Brasil Participacoes SA	104,381	256,515
Sao Martinho SA	33,600	197,990
Schulz SA Preference Shares	30,300	32,676
Sendas Distribuidora SA (a)	324,200	603,521
Serena Energia SA (a)	53,037	84,123
Simpar SA (a)	66,400	63,717
SLC Agricola SA	49,764	156,340
Smartfit Escola de Ginastica e Danca SA	55,100	214,271
Suzano SA	179,209	1,839,373
Security Description	Shares	Value
Telefonica Brasil SA	98,385	$803,099
TIM SA	195,300	558,357
TOTVS SA	128,101	701,800
Transmissora Alianca de Energia Eletrica SA	43,800	269,923
Tres Tentos Agroindustrial SA	17,015	30,265
Tupy SA	20,800	88,488
Ultrapar Participacoes SA	163,500	635,815
Unipar Carbocloro SA Class B, Preference Shares	9,317	81,840
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, Preference Shares	105,900	150,810
Vale SA	810,818	9,082,645
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	93,141	126,939
Vibra Energia SA	264,900	996,752
Vivara Participacoes SA	27,900	105,182
Vulcabras SA	18,434	49,085
WEG SA	425,240	3,230,000
Wheaton Precious Metals Corp.	110,756	5,805,918
Wilson Sons SA	45,000	123,145
Yara International ASA	36,690	1,059,952
YDUQS Participacoes SA	68,100	127,631
		95,766,341
BURKINA FASO — 0.0% (f)
Endeavour Mining PLC (b)	42,612	908,177
IAMGOLD Corp. (a) (b)	157,800	592,752
		1,500,929
CANADA — 7.0%
ADENTRA, Inc.	5,200	141,633
Advantage Energy Ltd. (a) (b)	35,100	266,261
Aecon Group, Inc. (b)	12,400	153,873
Africa Oil Corp. (b)	73,600	131,241
Ag Growth International, Inc. (b)	4,900	188,072
Agnico Eagle Mines Ltd.	121,468	7,943,112
Air Canada (a) (b)	47,200	617,444
Alamos Gold, Inc. Class A	91,444	1,434,127
Algoma Steel Group, Inc. (b)	22,600	156,739
Algonquin Power & Utilities Corp. (b)	161,030	946,162
Alimentation Couche-Tard, Inc.	184,800	10,368,032
Allied Properties Real Estate Investment Trust	13,900	155,522
AltaGas Ltd. (b)	67,800	1,531,551
Altius Minerals Corp. (b)	8,500	131,629
Altus Group Ltd. (b)	9,500	350,744
Andlauer Healthcare Group, Inc.	3,660	103,834
ARC Resources Ltd. (b)	141,485	2,523,951
Aritzia, Inc. (a) (b)	18,600	526,321
Artis Real Estate Investment Trust	14,000	65,276

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Atco Ltd. Class I	25,000	$711,989
Athabasca Oil Corp. (a)	126,600	479,255
AtkinsRealis Group, Inc.	41,600	1,800,381
ATS Corp. (a) (b)	18,700	604,998
AutoCanada, Inc. (a)	3,300	46,376
Aya Gold & Silver, Inc. (a)	23,000	228,260
B2Gold Corp. (b)	304,496	816,677
Badger Infrastructure Solution	7,200	216,734
Ballard Power Systems, Inc. (a) (b)	46,200	104,329
Bank of Montreal (b)	172,690	14,491,901
Bank of Nova Scotia (b)	292,292	13,367,657
Barrick Gold Corp. (e)	385,617	6,430,942
Barrick Gold Corp. (e)	40,752	684,423
Baytex Energy Corp. (b)	175,300	607,244
BCE, Inc. (b)	16,579	536,862
Birchcliff Energy Ltd. (b)	54,600	239,811
Bird Construction, Inc. (b)	12,000	235,203
Bitfarms Ltd. (a) (b)	72,000	185,742
BlackBerry Ltd. (a) (b)	148,500	371,155
Boardwalk Real Estate Investment Trust	5,500	283,290
Bombardier, Inc. Class B (a) (b)	19,872	1,274,068
Boralex, Inc. Class A (b)	24,900	609,785
Boyd Group Services, Inc.	5,100	957,757
Brookfield Asset Management Ltd. Class A (b)	83,608	3,182,157
Brookfield Business Corp. Class A (b)	5,000	102,715
Brookfield Corp.	321,125	13,353,318
Brookfield Infrastructure Corp. Class A (b)	26,750	900,236
Brookfield Reinsurance Ltd. (a)	1,907	79,368
BSR Real Estate Investment Trust	5,000	59,488
CAE, Inc. (a) (b)	75,400	1,400,164
Calian Group Ltd.	2,800	115,102
Calibre Mining Corp. (a)	137,000	180,217
Cameco Corp. (b)	102,800	5,056,797
Canaccord Genuity Group, Inc. (b)	20,300	125,507
Canada Goose Holdings, Inc. (a) (b)	10,500	135,744
Canadian Apartment Properties REIT	18,500	600,961
Canadian Imperial Bank of Commerce (b)	225,016	10,697,037
Canadian National Railway Co.	129,900	15,346,683
Canadian Natural Resources Ltd.	510,800	18,190,729
Canadian Pacific Kansas City Ltd. (b)	222,300	17,503,272
Canadian Tire Corp. Ltd. Class A (b)	12,000	1,190,397
Security Description	Shares	Value
Canadian Utilities Ltd. Class A (b)	39,900	$861,655
Canadian Western Bank	26,200	830,603
Canfor Corp. (a) (b)	11,300	119,825
Capital Power Corp. (b)	29,900	851,976
Capstone Copper Corp. (a) (b)	131,000	928,637
Cardinal Energy Ltd. (b)	26,000	127,307
Cargojet, Inc. (b)	1,600	163,701
Cascades, Inc. (b)	17,800	117,466
CCL Industries, Inc. Class B	35,400	1,861,129
Celestica, Inc. (a) (b)	30,100	1,723,268
Cenovus Energy, Inc. (b)	330,884	6,502,335
Centerra Gold, Inc.	49,500	332,810
CES Energy Solutions Corp. (b)	48,000	270,106
CGI, Inc. (a)	48,900	4,879,815
Choice Properties Real Estate Investment Trust	34,200	320,918
CI Financial Corp. (b)	31,980	336,545
Cogeco Communications, Inc. (b)	2,900	109,337
Colliers International Group, Inc. (b)	10,200	1,138,783
Computer Modelling Group Ltd. (b)	17,200	165,797
Constellation Software, Inc.	4,800	13,827,620
Converge Technology Solutions Corp. (b)	46,800	147,068
Coveo Solutions, Inc. (a)	5,600	31,881
Crew Energy, Inc. (a)	23,200	72,736
Crombie Real Estate Investment Trust	10,260	95,601
Cronos Group, Inc. (a)	33,600	78,331
CT Real Estate Investment Trust	10,200	98,247
Definity Financial Corp.	18,900	621,275
Denison Mines Corp. (a)	202,000	404,487
dentalcorp Holdings Ltd. (a) (b)	16,600	99,963
Descartes Systems Group, Inc. (a)	20,200	1,956,744
Docebo, Inc. (a)	3,100	119,686
Dollarama, Inc.	67,900	6,198,260
Dream Industrial Real Estate Investment Trust	40,600	375,929
DREAM Unlimited Corp. Class A (b)	4,365	62,683
Dundee Precious Metals, Inc.	41,600	325,601
Dye & Durham Ltd. (b)	16,098	144,939
Element Fleet Management Corp.	92,200	1,677,099
Emera, Inc. (b)	66,600	2,221,866
Empire Co. Ltd. Class A (b)	31,800	812,691
Enbridge, Inc. (b)	506,400	18,011,830
Endeavour Silver Corp. (a) (b)	60,000	210,911
Enerflex Ltd. (b)	28,400	153,171
Enghouse Systems Ltd. (b)	8,600	189,617

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
EQB, Inc. (b)	6,800	$463,355
Equinox Gold Corp. (a) (b)	84,818	442,577
Evertz Technologies Ltd.	3,400	30,811
Exchange Income Corp. (b)	4,200	138,798
Extendicare, Inc. (b)	19,700	104,234
Fairfax Financial Holdings Ltd.	5,000	5,686,886
Fiera Capital Corp.	16,100	92,245
Filo Corp. (a)	22,100	405,063
Finning International, Inc. (b)	32,800	961,456
First Capital Real Estate Investment Trust	33,700	362,035
First Majestic Silver Corp. (b)	62,000	367,011
First National Financial Corp. (b)	3,500	91,033
FirstService Corp.	9,600	1,460,679
Fission Uranium Corp. (a)	151,600	132,948
Foran Mining Corp. (a) (b)	41,000	117,455
Fortis, Inc. (b)	115,611	4,492,299
Fortuna Silver Mines, Inc. (a)	66,163	323,478
Franco-Nevada Corp.	47,102	5,583,326
Freehold Royalties Ltd. (b)	29,100	289,650
GDI Integrated Facility Services, Inc. (a) (b)	3,100	73,062
George Weston Ltd.	14,227	2,046,064
Gibson Energy, Inc. (b)	37,300	633,774
Gildan Activewear, Inc. (b)	40,400	1,532,032
goeasy Ltd. (b)	3,900	561,821
Granite Real Estate Investment Trust	6,800	336,882
Great-West Lifeco, Inc.	66,200	1,930,823
H&R Real Estate Investment Trust	29,600	193,605
Hammond Power Solutions, Inc.	1,800	146,660
Headwater Exploration, Inc. (b)	49,000	259,619
Hudbay Minerals, Inc.	116,500	1,054,021
Hydro One Ltd. (b) (d)	78,000	2,271,568
iA Financial Corp., Inc.	22,800	1,431,467
IGM Financial, Inc. (b)	20,700	571,374
Imperial Oil Ltd. (b)	44,400	3,026,734
Innergex Renewable Energy, Inc. (b)	38,000	284,094
Intact Financial Corp. (b)	43,300	7,215,137
Interfor Corp. (a) (b)	9,800	118,315
International Petroleum Corp. (a)	20,800	275,134
InterRent Real Estate Investment Trust	14,531	126,477
Ivanhoe Mines Ltd. Class A (a) (b)	146,200	1,885,797
Jamieson Wellness, Inc. (b) (d)	9,300	197,167
K92 Mining, Inc. (a)	53,700	308,068
Karora Resources, Inc. (a)	47,000	204,714
Kelt Exploration Ltd. (a) (b)	39,900	185,744
Keyera Corp. (b)	54,300	1,503,582
Security Description	Shares	Value
Killam Apartment Real Estate Investment Trust	11,000	$136,983
Kinaxis, Inc. (a)	7,200	830,103
Kinross Gold Corp. (b)	291,000	2,422,253
Knight Therapeutics, Inc. (a) (b)	26,600	110,222
Labrador Iron Ore Royalty Corp. (b)	17,300	367,910
Lassonde Industries, Inc. Class A (b)	400	45,138
Laurentian Bank of Canada (b)	10,000	194,029
Leon's Furniture Ltd. (b)	3,900	65,240
Lightspeed Commerce, Inc. (a) (b)	34,200	467,380
Linamar Corp. (b)	9,300	451,900
Lithium Americas Argentina Corp. (a) (b)	20,000	63,726
Lithium Americas Corp. (a) (b)	44,500	118,376
Loblaw Cos. Ltd.	36,700	4,256,433
Lundin Gold, Inc. (b)	24,500	361,856
MAG Silver Corp. (a) (b)	20,500	239,405
Magna International, Inc. (b)	64,600	2,707,030
Major Drilling Group International, Inc. (a)	12,200	80,956
Manulife Financial Corp.	432,400	11,511,917
Maple Leaf Foods, Inc. (b)	18,200	304,852
Martinrea International, Inc.	17,800	149,596
Mattr Corp. (a)	13,200	161,292
MEG Energy Corp. (a) (b)	62,600	1,339,059
Methanex Corp. (b)	15,000	724,047
Metro, Inc. (b)	52,857	2,927,637
Minto Apartment Real Estate Investment Trust (d)	6,300	68,048
Morguard Corp. (b)	1,200	97,493
Morguard North American Residential Real Estate Investment Trust	5,100	57,696
MTY Food Group, Inc. (b)	4,300	141,223
Mullen Group Ltd.	18,900	181,493
National Bank of Canada (b)	80,300	6,367,781
New Gold, Inc. (a)	182,800	360,697
NexGen Energy Ltd. (a) (b)	119,200	831,051
NFI Group, Inc. (a) (b)	18,500	214,156
NGEx Minerals Ltd. (a) (b)	41,900	248,029
North American Construction Group Ltd.	4,900	94,466
North West Co., Inc. (b)	14,600	442,156
Northland Power, Inc. (b)	60,569	1,041,095
NorthWest Healthcare Properties Real Estate Investment Trust	20,400	69,473
Novagold Resources, Inc. (a) (b)	45,200	158,226
Nutrien Ltd.	120,218	6,119,183
Nuvei Corp. (d)	13,600	440,396
NuVista Energy Ltd. (a) (b)	38,100	395,938
Obsidian Energy Ltd. (a)	16,300	121,980

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Onex Corp. (b)	15,200	$1,033,291
Open Text Corp. (b)	64,400	1,933,388
Orla Mining Ltd. (a)	72,000	276,245
Osisko Gold Royalties Ltd.	37,434	583,252
Osisko Mining, Inc. (a)	84,500	176,614
Pan American Silver Corp. (b)	86,304	1,714,916
Paramount Resources Ltd. Class A (b)	23,500	533,767
Parex Resources, Inc. (b)	29,800	477,375
Park Lawn Corp. (b)	6,600	125,455
Parkland Corp. (b)	31,973	896,090
Pason Systems, Inc.	15,300	206,072
Patriot Battery Metals, Inc. (a) (b)	37,500	141,411
Pembina Pipeline Corp.	137,248	5,091,321
Pet Valu Holdings Ltd. (b)	7,700	148,052
Peyto Exploration & Development Corp. (b)	41,500	442,190
Pollard Banknote Ltd. (b)	1,300	26,601
Power Corp. of Canada (b)	133,953	3,721,923
PrairieSky Royalty Ltd. (b)	49,894	948,035
Precision Drilling Corp. (a) (b)	3,300	232,002
Premium Brands Holdings Corp. (b)	11,400	785,049
Primaris Real Estate Investment Trust	13,425	130,193
Quebecor, Inc. Class B (b)	35,300	744,774
RB Global, Inc. (b)	43,300	3,301,730
Restaurant Brands International, Inc. (b)	71,046	5,005,177
Richelieu Hardware Ltd. (b)	15,300	460,560
RioCan Real Estate Investment Trust	38,600	474,196
Rogers Communications, Inc. Class B	84,550	3,126,561
Rogers Sugar, Inc.	17,400	70,956
Royal Bank of Canada (b)	333,700	35,519,717
Russel Metals, Inc.	17,100	465,756
Sandstorm Gold Ltd. (b)	58,000	315,358
Saputo, Inc. (b)	57,800	1,297,633
Savaria Corp. (b)	13,700	180,117
Seabridge Gold, Inc. (a)	25,500	348,485
Secure Energy Services, Inc. (b)	62,000	548,705
Shopify, Inc. Class A (a)	287,900	19,022,209
Sienna Senior Living, Inc. (b)	14,400	149,962
Silvercorp Metals, Inc. (b)	34,200	114,471
SilverCrest Metals, Inc. (a) (b)	51,500	420,777
Slate Grocery REIT Class U,	5,300	42,412
Sleep Country Canada Holdings, Inc. (b) (d)	7,500	142,946
SmartCentres Real Estate Investment Trust	16,600	266,769
Softchoice Corp.	5,700	72,898
Solaris Resources, Inc. (a) (b)	14,800	41,317
Spartan Delta Corp. (b)	54,500	160,511
Spin Master Corp. (b) (d)	11,700	241,037
Security Description	Shares	Value
Sprott, Inc. (b)	4,870	$201,904
SSR Mining, Inc. (b)	50,304	227,192
Stantec, Inc.	27,000	2,259,882
Stelco Holdings, Inc. (b)	6,700	181,999
Stella-Jones, Inc. (b)	12,100	789,394
StorageVault Canada, Inc. (b)	51,900	176,749
Sun Life Financial, Inc.	137,000	6,716,089
Suncor Energy, Inc.	308,764	11,767,488
SunOpta, Inc. (a)	20,000	107,575
Superior Plus Corp. (b)	46,100	298,832
Surge Energy, Inc. (b)	29,300	150,531
Tamarack Valley Energy Ltd. (b)	150,400	409,977
Taseko Mines Ltd. (a)	72,200	177,816
TC Energy Corp. (b)	249,810	9,467,714
Teck Resources Ltd. Class B	108,700	5,208,004
TELUS Corp.	115,338	1,745,643
TFI International, Inc. (b)	19,000	2,758,183
Thomson Reuters Corp. (b)	38,504	6,489,135
Timbercreek Financial Corp. (b)	17,500	91,570
TMX Group Ltd. (b)	65,600	1,825,591
Topaz Energy Corp. (b)	19,800	347,280
Torex Gold Resources, Inc. (a)	19,700	305,214
Toromont Industries Ltd. (b)	18,900	1,673,079
Toronto-Dominion Bank	420,198	23,092,695
Tourmaline Oil Corp. (b)	83,100	3,768,301
TransAlta Corp. (b)	61,900	438,799
Transcontinental, Inc. Class A (b)	13,900	153,592
Trican Well Service Ltd. (b)	40,500	142,661
Triple Flag Precious Metals Corp.	20,667	320,498
Trisura Group Ltd. (a)	10,700	323,577
Veren, Inc. (b)	139,800	1,102,380
Vermilion Energy, Inc. (b)	45,900	505,173
Well Health Technologies Corp. (a)	42,100	144,912
Wesdome Gold Mines Ltd. (a) (b)	31,900	256,906
West Fraser Timber Co. Ltd.	12,900	990,538
Westshore Terminals Investment Corp. (b)	8,200	136,092
Whitecap Resources, Inc. (b)	139,700	1,021,959
Winpak Ltd.	6,400	208,835
WSP Global, Inc. (b)	29,500	4,592,674
		510,962,207
CHILE — 0.2%
Aguas Andinas SA Class A	787,060	214,291
Antofagasta PLC	93,377	2,490,598
Banco de Chile	10,442,656	1,161,727
Banco de Credito e Inversiones SA	19,569	548,971
Banco Itau Chile SA	8,665	95,010
Banco Santander Chile	15,151,615	709,486
CAP SA (a)	31,134	194,946

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Cencosud SA	345,997	$650,629
Cia Cervecerias Unidas SA	52,608	300,124
Cia Sud Americana de Vapores SA	2,602,126	164,741
Colbun SA	2,338,950	301,783
Embotelladora Andina SA Class B, Preference Shares	111,561	314,854
Empresa Nacional de Telecomunicaciones SA	36,914	108,991
Empresas CMPC SA	281,711	528,250
Empresas Copec SA	85,667	657,982
Enel Americas SA	5,048,946	468,562
Enel Chile SA	5,627,525	316,573
Engie Energia Chile SA (a)	71,134	63,415
Falabella SA (a)	191,821	589,531
Inversiones Aguas Metropolitanas SA	105,572	78,234
Latam Airlines Group SA	41,655,906	566,636
Lundin Mining Corp. (b)	155,900	1,735,197
Parque Arauco SA	130,868	197,011
Plaza SA	84,877	123,180
SMU SA	1,137,230	198,790
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	33,055	1,331,655
Vina Concha y Toro SA	73,303	85,400
		14,196,567
CHINA — 6.7%
360 Security Technology, Inc. Class A	223,600	235,212
361 Degrees International Ltd.	183,000	94,460
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	11,500	20,556
3SBio, Inc. (a) (d)	367,000	302,723
AAC Technologies Holdings, Inc.	152,500	599,655
Accelink Technologies Co. Ltd. Class A	13,200	67,565
ACM Research Shanghai, Inc. Class A	3,220	37,273
Advanced Micro-Fabrication Equipment, Inc. China Class A	6,506	125,881
AECC Aero-Engine Control Co. Ltd. Class A	99,703	274,083
AECC Aviation Power Co. Ltd. Class A	35,700	178,724
Agricultural Bank of China Ltd. Class A	1,161,700	693,756
Agricultural Bank of China Ltd. Class H	6,527,000	2,792,246
Aier Eye Hospital Group Co. Ltd. Class A	114,544	161,912
AIM Vaccine Co. Ltd. (a)	49,000	44,058
AIMA Technology Group Co. Ltd. Class A	28,700	107,436
Security Description	Shares	Value
Air China Ltd. Class A (a)	120,700	$122,009
Airtac International Group	30,743	936,273
AK Medical Holdings Ltd. (b) (d)	142,000	78,390
Akeso, Inc. (a) (b) (d)	141,000	681,757
Alibaba Group Holding Ltd.	3,796,200	34,279,286
Alibaba Health Information Technology Ltd. (a) (b)	1,201,500	481,683
A-Living Smart City Services Co. Ltd. (b) (d)	135,250	48,505
Alphamab Oncology (a) (b) (d)	125,000	38,425
Aluminum Corp. of China Ltd. Class A	193,400	202,119
Aluminum Corp. of China Ltd. Class H	862,000	588,475
Amlogic Shanghai Co. Ltd. Class A	5,435	44,160
ANE Cayman, Inc. (a)	171,000	147,841
Angel Yeast Co. Ltd. Class A	28,900	110,559
Angelalign Technology, Inc. (d)	8,400	61,057
Anhui Conch Cement Co. Ltd. Class A	41,600	134,415
Anhui Conch Cement Co. Ltd. Class H	286,500	682,545
Anhui Expressway Co. Ltd. Class H	114,000	136,524
Anhui Gujing Distillery Co. Ltd. Class A	6,000	173,462
Anhui Gujing Distillery Co. Ltd. Class B	20,900	311,008
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	32,100	69,644
Anhui Kouzi Distillery Co. Ltd. Class A (a)	23,600	126,682
Anhui Yingjia Distillery Co. Ltd. Class A	13,900	109,474
Anjoy Foods Group Co. Ltd. Class A	10,600	107,890
Anker Innovations Technology Co. Ltd. Class A	10,140	98,902
ANTA Sports Products Ltd.	290,800	2,793,504
Arrail Group Ltd. (a) (d)	55,000	36,491
Ascentage Pharma Group International (a) (b) (d)	52,200	170,826
AsiaInfo Technologies Ltd. (d)	76,000	68,335
Asymchem Laboratories Tianjin Co. Ltd. Class A	7,840	70,659
Autobio Diagnostics Co. Ltd. Class A	11,000	69,412
Autohome, Inc. ADR	15,400	422,730
Avary Holding Shenzhen Co. Ltd. Class A	11,300	61,539
AviChina Industry & Technology Co. Ltd. Class H	509,000	228,833
Avicopter PLC Class A	35,500	199,895

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	197,500	$218,577
Baidu, Inc. Class A (a)	528,750	5,773,489
Bairong, Inc. (a) (d)	139,500	159,022
Bank of Beijing Co. Ltd. Class A	342,600	274,048
Bank of Chengdu Co. Ltd. Class A	77,900	162,077
Bank of China Ltd. Class A	418,700	264,955
Bank of China Ltd. Class H	18,744,000	9,243,077
Bank of Communications Co. Ltd. Class A	557,200	570,110
Bank of Communications Co. Ltd. Class H	2,079,000	1,632,332
Bank of Hangzhou Co. Ltd. Class A	58,900	105,282
Bank of Jiangsu Co. Ltd. Class A	156,780	159,553
Bank of Nanjing Co. Ltd. Class A	176,700	251,466
Bank of Ningbo Co. Ltd. Class A	72,840	220,091
Bank of Shanghai Co. Ltd. Class A	271,500	269,981
Baoshan Iron & Steel Co. Ltd. Class A	340,800	310,419
BeiGene Ltd. (a)	155,500	1,716,846
Beijing Capital International Airport Co. Ltd. Class H (a)	326,000	107,729
Beijing Enterprises Holdings Ltd.	103,000	345,646
Beijing Enterprises Water Group Ltd. (b)	820,000	252,069
Beijing Jingneng Clean Energy Co. Ltd. Class H	138,000	32,877
Beijing Kingsoft Office Software, Inc. Class A	5,556	173,129
Beijing New Building Materials PLC Class A	10,400	42,250
Beijing Roborock Technology Co. Ltd. Class A	1,904	102,387
Beijing Tiantan Biological Products Corp. Ltd. Class A	84,000	280,734
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (b)	30,000	34,621
Beijing Tongrentang Co. Ltd. Class A	22,600	118,280
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	12,292	110,918
Beijing Yanjing Brewery Co. Ltd. Class A	100,700	121,791
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	642,500	472,579
Beiqi Foton Motor Co. Ltd. Class A (a)	320,700	98,834
Bilibili, Inc. Class Z (a) (b)	52,280	849,749
Security Description	Shares	Value
Bloomage Biotechnology Corp. Ltd. Class A (a)	18,009	$139,541
BOC Aviation Ltd. (d)	44,500	319,184
BOC Hong Kong Holdings Ltd.	873,000	2,689,199
BOE Technology Group Co. Ltd. Class A	738,800	413,882
BOE Varitronix Ltd.	80,000	48,774
Bosideng International Holdings Ltd.	850,000	530,202
Brilliance China Automotive Holdings Ltd.	660,000	694,034
BYD Co. Ltd. Class A	22,300	764,373
BYD Co. Ltd. Class H	261,000	7,755,719
BYD Electronic International Co. Ltd.	172,500	861,683
By-health Co. Ltd. Class A	75,700	140,495
C&D International Investment Group Ltd.	199,990	371,936
Caitong Securities Co. Ltd. Class A	30,160	27,306
Cambricon Technologies Corp. Ltd. Class A (a)	7,449	202,701
Canggang Railway Ltd.	448,000	49,922
CGN Mining Co. Ltd. (a)	1,135,000	379,428
CGN New Energy Holdings Co. Ltd.	158,000	51,605
CGN Power Co. Ltd. Class H (d)	2,791,600	1,230,000
Changchun High-Tech Industry Group Co. Ltd. Class A, NVDR	6,200	77,933
Changjiang Securities Co. Ltd. Class A	35,800	23,684
Changjiu Holdings Ltd.	17,400	126,142
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	4,600	70,592
Chaozhou Three-Circle Group Co. Ltd. Class A	24,900	99,554
Chervon Holdings Ltd. (b)	18,200	42,426
China Baoan Group Co. Ltd. Class A	34,300	40,404
China BlueChemical Ltd. Class H	204,000	58,007
China CITIC Bank Corp. Ltd. Class H (a)	2,107,000	1,352,060
China Coal Energy Co. Ltd. Class H (a)	427,000	498,788
China Communications Services Corp. Ltd. Class H	458,000	246,968
China Conch Venture Holdings Ltd. (a)	351,500	327,756
China Construction Bank Corp. Class A	243,900	247,212
China Construction Bank Corp. Class H	22,851,000	16,887,859
China CSSC Holdings Ltd. Class A	54,200	302,223

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
China Datang Corp. Renewable Power Co. Ltd. Class H (b)	556,000	$143,853
China East Education Holdings Ltd. (b) (d)	63,000	18,237
China Eastern Airlines Corp. Ltd. Class A (a)	269,200	147,858
China Education Group Holdings Ltd.	270,639	156,337
China Energy Engineering Corp. Ltd. Class A (a)	587,300	170,539
China Everbright Bank Co. Ltd. Class A	708,700	307,715
China Everbright Bank Co. Ltd. Class H (a)	1,095,300	340,905
China Everbright Environment Group Ltd.	731,518	367,286
China Everbright Ltd.	208,000	105,234
China Feihe Ltd. (d)	849,000	392,562
China Foods Ltd.	362,000	132,144
China Galaxy Securities Co. Ltd. Class A	27,500	40,906
China Galaxy Securities Co. Ltd. Class H	808,800	423,700
China Gas Holdings Ltd.	618,000	554,090
China Greatwall Technology Group Co. Ltd. Class A	33,600	40,269
China Hongqiao Group Ltd. (b)	794,000	1,202,075
China International Capital Corp. Ltd. Class A	23,600	95,714
China International Capital Corp. Ltd. Class H (b) (d)	340,000	378,436
China Jinmao Holdings Group Ltd.	843,394	66,975
China Jushi Co. Ltd. Class A	25,717	38,923
China Lesso Group Holdings Ltd.	209,000	83,521
China Life Insurance Co. Ltd. Class A	28,900	122,910
China Life Insurance Co. Ltd. Class H	1,756,000	2,483,060
China Lilang Ltd.	100,000	59,175
China Literature Ltd. (a) (b) (d)	86,400	278,321
China Longyuan Power Group Corp. Ltd. Class H (b)	756,000	679,755
China Medical System Holdings Ltd.	358,000	303,553
China Meidong Auto Holdings Ltd.	194,000	52,181
China Mengniu Dairy Co. Ltd.	711,000	1,274,944
China Merchants Bank Co. Ltd. Class A	281,600	1,318,737
China Merchants Bank Co. Ltd. Class H	1,005,000	4,563,267
China Merchants Energy Shipping Co. Ltd. Class A (a)	83,300	96,411
Security Description	Shares	Value
China Merchants Port Holdings Co. Ltd.	391,740	$583,039
China Merchants Securities Co. Ltd. Class A	119,000	226,726
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (a)	82,900	99,809
China Minsheng Banking Corp. Ltd. Class A (a)	325,200	168,817
China Minsheng Banking Corp. Ltd. Class H	1,745,600	603,673
China Modern Dairy Holdings Ltd. (b)	574,000	51,464
China National Building Material Co. Ltd. Class H	902,000	323,488
China National Chemical Engineering Co. Ltd. Class A (a)	71,900	81,149
China National Nuclear Power Co. Ltd. Class A	302,600	441,827
China National Software & Service Co. Ltd. Class A (a)	26,370	108,068
China New Higher Education Group Ltd. (d)	79,000	20,440
China Nonferrous Mining Corp. Ltd.	285,000	248,591
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	37,800	89,053
China Oilfield Services Ltd. Class H	424,000	407,306
China Oriental Group Co. Ltd. (a) (b)	192,000	28,281
China Overseas Grand Oceans Group Ltd.	216,135	54,259
China Overseas Land & Investment Ltd.	867,000	1,503,597
China Overseas Property Holdings Ltd.	280,000	167,841
China Pacific Insurance Group Co. Ltd. Class A (a)	90,000	343,439
China Pacific Insurance Group Co. Ltd. Class H	599,400	1,463,299
China Petroleum & Chemical Corp. Class A	378,200	327,390
China Petroleum & Chemical Corp. Class H	5,752,000	3,727,889
China Power International Development Ltd. (b)	1,100,000	570,613
China Railway Group Ltd. Class A	272,800	243,623
China Railway Group Ltd. Class H	1,020,000	563,081
China Railway Signal & Communication Corp. Ltd. Class A	171,778	141,171
China Rare Earth Resources & Technology Co. Ltd. Class A	14,100	48,958

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
China Renaissance Holdings Ltd. (a) (b) (c) (d)	18,400	$4,283
China Resources Beer Holdings Co. Ltd.	470,221	1,580,975
China Resources Building Materials Technology Holdings Ltd.	430,000	76,005
China Resources Gas Group Ltd.	233,900	819,372
China Resources Land Ltd.	867,333	2,949,470
China Resources Medical Holdings Co. Ltd.	322,000	145,588
China Resources Microelectronics Ltd. Class A	31,302	160,522
China Resources Mixc Lifestyle Services Ltd. (d)	178,800	592,000
China Resources Pharmaceutical Group Ltd. (d)	326,000	241,763
China Resources Power Holdings Co. Ltd.	442,055	1,356,049
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	22,490	131,166
China Risun Group Ltd. (b)	122,000	46,566
China Ruyi Holdings Ltd. (a) (b)	1,643,200	441,981
China Shenhua Energy Co. Ltd. Class A	83,500	507,461
China Shenhua Energy Co. Ltd. Class H	797,000	3,669,871
China Southern Airlines Co. Ltd. Class A (a)	172,600	139,246
China State Construction Engineering Corp. Ltd. Class A	539,600	392,458
China State Construction International Holdings Ltd.	510,750	697,363
China Taiping Insurance Holdings Co. Ltd.	318,600	325,643
China Three Gorges Renewables Group Co. Ltd. Class A	396,500	236,786
China Tobacco International HK Co. Ltd. (b)	93,000	198,688
China Tourism Group Duty Free Corp. Ltd. Class A	24,300	207,990
China Tourism Group Duty Free Corp. Ltd. Class H (b) (d)	26,800	164,252
China Tower Corp. Ltd. Class H (d)	9,780,000	1,265,184
China Traditional Chinese Medicine Holdings Co. Ltd. (a)	530,000	246,420
China Travel International Investment Hong Kong Ltd.	266,000	39,521
Security Description	Shares	Value
China United Network Communications Ltd. Class A	421,500	$271,345
China Vanke Co. Ltd. Class A	111,100	105,457
China Vanke Co. Ltd. Class H (b)	500,600	298,152
China Water Affairs Group Ltd.	126,000	81,015
China XLX Fertiliser Ltd.	86,000	42,849
China Yangtze Power Co. Ltd. Class A	363,000	1,437,909
China Zhenhua Group Science & Technology Co. Ltd. Class A	11,600	65,985
China Zheshang Bank Co. Ltd. Class A	206,180	77,944
Chinasoft International Ltd.	636,000	334,805
Chlitina Holding Ltd.	15,452	76,447
Chongqing Brewery Co. Ltd. Class A	7,200	59,862
Chongqing Changan Automobile Co. Ltd. Class A	119,280	219,417
Chongqing Hongjiu Fruit Co. Ltd. Class H (a)	71,700	15,979
Chongqing Rural Commercial Bank Co. Ltd. Class A	188,800	129,817
Chongqing Zhifei Biological Products Co. Ltd. Class A (a)	30,900	118,634
Chow Tai Fook Jewellery Group Ltd. (b)	461,000	498,943
CIMC Enric Holdings Ltd.	78,000	78,625
CITIC Ltd.	1,320,000	1,200,400
CITIC Securities Co. Ltd. Class A	150,285	375,257
CITIC Securities Co. Ltd. Class H	443,275	652,927
CITIC Telecom International Holdings Ltd.	239,000	80,203
Cloud Music, Inc. (a) (d)	12,700	163,480
CMOC Group Ltd. Class A	183,600	213,756
CMOC Group Ltd. Class H	915,000	836,783
CNGR Advanced Material Co. Ltd. Class A	4,480	19,016
CNPC Capital Co. Ltd. Class A	102,900	77,800
COFCO Joycome Foods Ltd. (a) (b)	478,000	101,632
Contemporary Amperex Technology Co. Ltd. Class A	57,920	1,428,236
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	36,400	77,827
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b)	258,000	335,082
COSCO SHIPPING Holdings Co. Ltd. Class A	120,000	254,600
COSCO SHIPPING Holdings Co. Ltd. Class H	691,900	1,210,564

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COSCO SHIPPING Ports Ltd. (b)	336,674	$232,430
Country Garden Holdings Co. Ltd. (a) (b)	2,326,052	144,496
Country Garden Services Holdings Co. Ltd. (b)	469,000	289,543
CRRC Corp. Ltd. Class A	331,200	340,688
CRRC Corp. Ltd. Class H	923,000	595,835
CSC Financial Co. Ltd. Class A	53,200	140,198
CSPC Innovation Pharmaceutical Co. Ltd. Class A	11,640	40,225
CSPC Pharmaceutical Group Ltd.	1,991,280	1,586,413
Dada Nexus Ltd. ADR (a) (b)	15,600	19,656
Daqin Railway Co. Ltd. Class A	189,500	185,844
Daqo New Energy Corp. ADR (a) (b)	12,000	175,200
DaShenLin Pharmaceutical Group Co. Ltd. Class A	7,257	14,214
Dong-E-E-Jiao Co. Ltd. Class A	26,900	230,650
Dongfang Electric Corp. Ltd. Class A	54,100	136,716
Dongyue Group Ltd.	444,000	482,819
East Buy Holding Ltd. (a) (b) (d)	116,000	187,504
East Money Information Co. Ltd. Class A	205,840	297,728
Eastroc Beverage Group Co. Ltd. Class A	2,900	85,699
E-Commodities Holdings Ltd.	236,000	44,435
Ecovacs Robotics Co. Ltd. Class A	3,400	21,972
Empyrean Technology Co. Ltd. Class A	4,200	44,325
ENN Energy Holdings Ltd.	174,700	1,439,909
ENN Natural Gas Co. Ltd. Class A	24,700	70,370
Eoptolink Technology, Inc. Ltd. Class A (a)	8,400	121,441
ESR Group Ltd. (d)	495,000	650,498
Eve Energy Co. Ltd. Class A	21,906	119,779
Everbright Securities Co. Ltd. Class A	35,500	71,089
Everdisplay Optronics Shanghai Co. Ltd. Class A (a)	264,099	71,624
Everest Medicines Ltd. (a) (b) (d)	30,000	75,236
Far East Horizon Ltd.	401,000	260,917
FAW Jiefang Group Co. Ltd. Class A	253,201	271,552
FIH Mobile Ltd. (a)	297,000	33,476
FinVolution Group ADR	34,800	165,996
First Tractor Co. Ltd. Class H	108,000	102,226
Security Description	Shares	Value
Flat Glass Group Co. Ltd. Class A	16,900	$46,527
Flat Glass Group Co. Ltd. Class H (b)	104,000	153,188
Focus Media Information Technology Co. Ltd. Class A	239,900	199,127
Foshan Haitian Flavouring & Food Co. Ltd. Class A	50,109	236,583
Fosun International Ltd.	1,139,000	612,726
Founder Securities Co. Ltd. Class A	100,200	106,090
Foxconn Industrial Internet Co. Ltd. Class A	192,600	722,825
Fu Shou Yuan International Group Ltd.	276,000	172,513
Fufeng Group Ltd. (b)	357,000	242,804
Fuyao Glass Industry Group Co. Ltd. Class A	35,300	231,599
Fuyao Glass Industry Group Co. Ltd. Class H (d)	124,000	720,265
GalaxyCore, Inc. Class A	18,062	29,960
Ganfeng Lithium Group Co. Ltd. Class A	22,280	87,431
Ganfeng Lithium Group Co. Ltd. Class H (b) (d)	87,680	170,926
Gaotu Techedu, Inc. ADR (a) (b)	49,800	244,020
GCL Technology Holdings Ltd. (a)	4,685,000	696,083
GD Power Development Co. Ltd. Class A	239,700	196,662
GDS Holdings Ltd. Class A (a) (b)	230,800	275,811
Geely Automobile Holdings Ltd.	1,425,000	1,604,343
GEM Co. Ltd. Class A	32,900	28,705
Gemdale Properties & Investment Corp. Ltd.	808,000	25,459
Genertec Universal Medical Group Co. Ltd. (d)	93,000	50,625
Genscript Biotech Corp. (a) (b)	256,000	272,808
GF Securities Co. Ltd. Class A	104,500	174,194
GF Securities Co. Ltd. Class H (b)	222,400	184,303
Giant Biogene Holding Co. Ltd. (d)	67,400	395,816
GigaDevice Semiconductor, Inc. Class A (a)	6,928	90,737
Ginlong Technologies Co. Ltd. Class A	3,000	17,110
GoerTek, Inc. Class A	48,100	128,537
Golden Solar New Energy Technology Holdings Ltd. (a) (b)	180,000	84,612
Goldwind Science & Technology Co. Ltd. Class A	22,900	21,078
Goneo Group Co. Ltd. Class A	8,120	85,773

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Gotion High-tech Co. Ltd. Class A	8,500	$22,295
Great Wall Motor Co. Ltd. Class A	14,400	49,901
Great Wall Motor Co. Ltd. Class H	572,500	882,868
Gree Electric Appliances, Inc. of Zhuhai Class A	47,700	256,243
Greentown China Holdings Ltd.	261,000	205,259
Greentown Management Holdings Co. Ltd. (d)	153,000	106,215
Greentown Service Group Co. Ltd.	280,000	120,860
Guangdong Haid Group Co. Ltd. Class A	22,500	145,000
Guangdong Investment Ltd.	604,000	353,547
Guanghui Energy Co. Ltd. Class A	204,300	187,486
Guangzhou Automobile Group Co. Ltd. Class A	198,200	210,122
Guangzhou Automobile Group Co. Ltd. Class H	684,800	242,084
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	10,100	40,575
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	72,512
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	6,600	24,580
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	20,107	81,327
Guangzhou Tinci Materials Technology Co. Ltd. Class A	26,860	64,604
Guosen Securities Co. Ltd. Class A	90,800	108,077
Guotai Junan Securities Co. Ltd. Class A	92,200	171,118
H World Group Ltd. ADR	54,800	1,825,936
Haichang Ocean Park Holdings Ltd. (a) (b) (d)	486,000	43,574
Haidilao International Holding Ltd. (b) (d)	359,000	645,588
Haier Smart Home Co. Ltd. Class A	74,500	289,598
Haier Smart Home Co. Ltd. Class H	592,400	1,980,383
Hainan Airlines Holding Co. Ltd. Class A (a)	509,600	71,196
Hainan Airport Infrastructure Co. Ltd. Class A (a)	139,100	59,825
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	25,000	24,624
Haitian International Holdings Ltd.	158,000	449,266
Security Description	Shares	Value
Haitong Securities Co. Ltd. Class A	118,500	$138,937
Haitong Securities Co. Ltd. Class H	714,000	331,970
Hang Zhou Great Star Industrial Co. Ltd. Class A	35,000	118,411
Hangzhou First Applied Material Co. Ltd. Class A	30,951	62,319
Hangzhou Oxygen Plant Group Co. Ltd. Class A	10,200	31,085
Hangzhou Robam Appliances Co. Ltd. Class A	18,900	57,211
Hangzhou Silan Microelectronics Co. Ltd. Class A (a)	35,900	86,101
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	176,592	156,520
Hangzhou Tigermed Consulting Co. Ltd. Class A	7,900	52,588
Hansoh Pharmaceutical Group Co. Ltd. (d)	306,000	639,639
Harbin Electric Co. Ltd. Class H	36,000	11,205
Health & Happiness H&H International Holdings Ltd.	69,000	79,010
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	21,400	62,346
Heilongjiang Agriculture Co. Ltd. Class A	119,200	203,923
Helens International Holdings Co. Ltd. (b)	128,000	36,724
Hello Group, Inc. ADR	33,300	203,796
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	24,800	68,719
Henan Shuanghui Investment & Development Co. Ltd. Class A	102,100	332,416
Hengan International Group Co. Ltd.	154,000	469,452
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	35,300	60,293
Hengli Petrochemical Co. Ltd. Class A	99,100	189,354
Hengtong Optic-electric Co. Ltd. Class A	52,500	113,401
Hengyi Petrochemical Co. Ltd. Class A	291,090	282,683
Hisense Home Appliances Group Co. Ltd. Class H	112,000	368,676
Hisense Visual Technology Co. Ltd. Class A	29,100	98,610
Hithink RoyalFlush Information Network Co. Ltd. Class A	7,100	100,847
Hopson Development Holdings Ltd. (a)	253,204	116,104
Horizon Construction Development Ltd. (a)	74,259	14,267

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Hoshine Silicon Industry Co. Ltd. Class A (a)	3,500	$22,393
Hua Hong Semiconductor Ltd. (b) (d)	150,000	423,637
Huadian Power International Corp. Ltd. Class A	84,700	80,514
Huadong Medicine Co. Ltd. Class A	20,060	76,411
Huafon Chemical Co. Ltd. Class A (a)	33,800	33,194
Huaibei Mining Holdings Co. Ltd. Class A	25,800	59,156
Hualan Biological Engineering, Inc. Class A	77,160	166,879
Huaneng Power International, Inc. Class A (a)	155,200	204,500
Huaneng Power International, Inc. Class H (a)	864,000	640,746
Huangshan Tourism Development Co. Ltd. Class B	20,400	14,402
Huatai Securities Co. Ltd. Class A	90,300	153,245
Huatai Securities Co. Ltd. Class H (d)	360,000	397,930
Huaxia Bank Co. Ltd. Class A	152,200	133,420
Huayu Automotive Systems Co. Ltd. Class A	62,800	140,896
Huazhong In-Vehicle Holdings Co. Ltd. (b)	162,000	46,894
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	11,400	49,514
Huizhou Desay Sv Automotive Co. Ltd. Class A	6,800	81,115
Humanwell Healthcare Group Co. Ltd. Class A	11,800	27,751
Hunan Valin Steel Co. Ltd. Class A	44,000	26,698
Hundsun Technologies, Inc. Class A	19,510	47,193
HUTCHMED China Ltd. (a) (b)	20,000	70,446
HUTCHMED China Ltd. ADR (a) (b)	21,100	361,232
HUYA, Inc. ADR	25,100	99,145
Hwatsing Technology Co. Ltd. Class A (a)	2,095	54,401
Hygeia Healthcare Holdings Co. Ltd. (a) (d)	73,600	265,369
Hygon Information Technology Co. Ltd. Class A	26,199	252,342
iDreamSky Technology Holdings Ltd. (a) (b) (d)	134,400	51,127
IEIT Systems Co. Ltd. Class A	7,900	39,355
Iflytek Co. Ltd. Class A	35,600	209,430
Imeik Technology Development Co. Ltd. Class A	2,660	62,703
Security Description	Shares	Value
Industrial & Commercial Bank of China Ltd. Class A	824,900	$644,025
Industrial & Commercial Bank of China Ltd. Class H	16,206,000	9,631,355
Industrial Bank Co. Ltd. Class A (a)	260,900	629,661
Industrial Securities Co. Ltd. Class A	42,900	29,733
Ingenic Semiconductor Co. Ltd. Class A	8,200	62,268
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	892,200	171,087
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	219,500	110,940
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	90,600	320,662
Inner Mongolia Yitai Coal Co. Ltd. Class B	211,600	380,034
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	14,900	14,102
InnoCare Pharma Ltd. (a) (d)	56,000	34,572
Innovent Biologics, Inc. (a) (d)	274,000	1,291,493
iQIYI, Inc. ADR (a)	104,500	383,515
Isoftstone Information Technology Group Co. Ltd. Class A	8,500	40,993
JA Solar Technology Co. Ltd. Class A	34,160	52,404
Jason Furniture Hangzhou Co. Ltd. Class A	5,330	23,573
JCET Group Co. Ltd. Class A	57,900	251,479
JD Health International, Inc. (a) (b) (d)	240,450	654,451
JD Logistics, Inc. (a) (d)	392,700	421,501
JD.com, Inc. Class A	548,954	7,263,231
Jiangsu Eastern Shenghong Co. Ltd. Class A	75,300	82,202
Jiangsu Expressway Co. Ltd. Class H (a)	224,000	238,994
Jiangsu Hengli Hydraulic Co. Ltd. Class A	13,468	85,927
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A (a)	78,324	412,601
Jiangsu King's Luck Brewery JSC Ltd. Class A	19,600	124,029
Jiangsu Pacific Quartz Co. Ltd. Class A	10,200	41,368
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	34,700	52,091
Jiangsu Yanghe Distillery Co. Ltd. Class A	18,200	201,274
Jiangsu Yangnong Chemical Co. Ltd. Class A	2,730	21,108
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	72,900	375,441

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Jiangsu Zhongtian Technology Co. Ltd. Class A	24,900	$54,057
Jiangxi Copper Co. Ltd. Class A	32,700	106,061
Jiangxi Copper Co. Ltd. Class H	230,000	458,975
Jinan Acetate Chemical Co. Ltd.	13,117	360,256
Jinchuan Group International Resources Co. Ltd. (a) (b)	832,000	88,449
Jinko Solar Co. Ltd. Class A	79,291	77,110
JinkoSolar Holding Co. Ltd. ADR (b)	9,100	188,552
Jinxin Fertility Group Ltd. (b) (d)	455,500	162,191
Jiumaojiu International Holdings Ltd. (d)	188,000	97,523
JNBY Design Ltd.	41,500	80,901
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	28,300	43,298
Jointown Pharmaceutical Group Co. Ltd. Class A	93,913	62,773
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	18,470	57,402
JOYY, Inc. ADR	11,700	352,053
Kangji Medical Holdings Ltd.	92,000	65,753
Kanzhun Ltd. ADR	60,900	1,145,529
KE Holdings, Inc. ADR	167,500	2,370,125
Kerry Logistics Network Ltd.	101,500	97,764
Keymed Biosciences, Inc. (a) (b) (d)	36,000	155,622
Kingboard Holdings Ltd.	162,000	381,377
Kingdee International Software Group Co. Ltd. (a)	624,000	585,045
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	32,200	80,822
Kingsoft Corp. Ltd.	215,400	622,137
Konka Group Co. Ltd. Class B (a)	8,900	741
Kuaishou Technology (a) (d)	550,100	3,251,673
Kuang-Chi Technologies Co. Ltd. Class A (a)	107,500	255,467
Kunlun Energy Co. Ltd.	1,042,000	1,081,051
Kunlun Tech Co. Ltd. Class A	14,200	62,706
Kweichow Moutai Co. Ltd. Class A	18,900	3,798,691
LB Group Co. Ltd. Class A	11,000	27,979
Lee & Man Paper Manufacturing Ltd.	156,000	46,156
Legend Holdings Corp. Class H (d)	129,200	97,305
Lenovo Group Ltd.	1,902,000	2,684,638
Lens Technology Co. Ltd. Class A	26,800	66,992
Lepu Biopharma Co. Ltd. Class H (a) (d)	112,000	50,783
Security Description	Shares	Value
Lepu Medical Technology Beijing Co. Ltd. Class A	9,700	$19,717
Li Auto, Inc. Class A (a)	282,900	2,547,310
Li Ning Co. Ltd.	525,000	1,136,422
Lifetech Scientific Corp. (a) (b)	1,054,000	187,650
Lingyi iTech Guangdong Co. Class A	50,400	49,152
Linklogis, Inc. Class B (a) (b) (d)	122,000	33,909
Longfor Group Holdings Ltd. (b) (d)	450,275	618,253
LONGi Green Energy Technology Co. Ltd. Class A (a)	86,492	166,093
Lonking Holdings Ltd.	174,000	32,538
Lufax Holding Ltd. ADR (b)	45,250	107,243
Luxshare Precision Industry Co. Ltd. Class A (a)	87,668	472,031
Luye Pharma Group Ltd. (a) (b) (d)	416,000	143,864
Luzhou Laojiao Co. Ltd. Class A	18,500	363,597
Mango Excellent Media Co. Ltd. Class A	9,700	27,768
Maoyan Entertainment (a) (b) (d)	41,600	42,893
Maxscend Microelectronics Co. Ltd. Class A	4,000	42,592
Meihua Holdings Group Co. Ltd. Class A	81,900	112,403
Meitu, Inc. (b) (d)	814,000	275,247
Meituan Class B (a) (d)	1,196,310	17,023,598
Metallurgical Corp. of China Ltd. Class A	364,100	154,600
Microport Scientific Corp. (a) (b)	220,108	148,573
Midea Group Co. Ltd. Class A	47,200	416,993
Midea Real Estate Holding Ltd. (d)	42,400	36,114
Ming Yuan Cloud Group Holdings Ltd.	94,000	24,441
MINISO Group Holding Ltd.	81,800	392,373
MINISO Group Holding Ltd. ADR (b)	21,700	413,819
Minth Group Ltd. (a)	152,000	236,350
MMG Ltd. (a) (b)	576,000	219,853
Mobvista, Inc. (a) (d)	53,000	17,107
Montage Technology Co. Ltd. Class A	9,953	77,924
Muyuan Foods Co. Ltd. Class A	66,023	394,283
NARI Technology Co. Ltd. Class A	92,928	317,700
National Silicon Industry Group Co. Ltd. Class A (a)	75,121	142,096
NAURA Technology Group Co. Ltd. Class A	9,800	429,391
Nayuki Holdings Ltd. (a) (b)	70,000	18,470

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
NetDragon Websoft Holdings Ltd.	53,500	$80,859
NetEase, Inc.	478,700	9,141,862
New China Life Insurance Co. Ltd. Class A	25,600	105,298
New China Life Insurance Co. Ltd. Class H	207,600	396,193
New Hope Liuhe Co. Ltd. Class A (a)	192,400	240,867
New Horizon Health Ltd. (a) (b) (d)	46,000	83,311
New Oriental Education & Technology Group, Inc. (a)	360,400	2,755,832
Nexteer Automotive Group Ltd.	160,000	72,137
Ninestar Corp. Class A (a)	16,800	60,795
Ningbo Deye Technology Co. Ltd. Class A	7,560	76,979
Ningbo Joyson Electronic Corp. Class A	16,900	34,305
Ningbo Orient Wires & Cables Co. Ltd. Class A	10,600	70,867
Ningbo Shanshan Co. Ltd. Class A	19,400	21,577
Ningbo Tuopu Group Co. Ltd. Class A	16,500	121,159
Ningxia Baofeng Energy Group Co. Ltd. Class A (a)	107,000	253,985
NIO, Inc. ADR (a) (b)	360,700	1,500,512
Noah Holdings Ltd. ADR (a)	9,000	86,850
Nongfu Spring Co. Ltd. Class H (d)	461,000	2,187,675
Ocumension Therapeutics (a) (d)	19,000	16,670
Offshore Oil Engineering Co. Ltd. Class A	92,400	74,797
OFILM Group Co. Ltd. Class A (a)	35,200	37,655
Oppein Home Group, Inc. Class A	6,300	46,218
Orient Securities Co. Ltd. Class A	104,928	109,227
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	49,000	16,779
PDD Holdings, Inc. ADR (a)	142,200	18,905,490
People's Insurance Co. Group of China Ltd. Class A	77,000	54,316
People's Insurance Co. Group of China Ltd. Class H (a)	2,128,000	730,466
PetroChina Co. Ltd. Class A	298,300	421,657
PetroChina Co. Ltd. Class H	5,112,000	5,172,631
Pharmaron Beijing Co. Ltd. Class A	10,800	27,485
PICC Property & Casualty Co. Ltd. Class H (a)	1,627,700	2,022,272
Ping An Bank Co. Ltd. Class A	278,300	386,906
Security Description	Shares	Value
Ping An Healthcare & Technology Co. Ltd. (a) (d)	129,500	$189,753
Ping An Insurance Group Co. of China Ltd. Class A	174,590	989,069
Ping An Insurance Group Co. of China Ltd. Class H	1,606,000	7,281,861
Piotech, Inc. Class A	4,559	75,002
Poly Developments & Holdings Group Co. Ltd. Class A (a)	136,000	163,181
Poly Property Group Co. Ltd. (a)	196,120	37,177
Poly Property Services Co. Ltd. Class H	13,800	51,082
Pop Mart International Group Ltd. (d)	154,800	758,396
Postal Savings Bank of China Co. Ltd. Class A	334,800	232,498
Postal Savings Bank of China Co. Ltd. Class H (b) (d)	1,818,000	1,066,481
Power Construction Corp. of China Ltd. Class A	262,500	200,987
Prosus NV	336,178	11,983,543
Q Technology Group Co. Ltd. (a) (b)	47,000	24,802
Qifu Technology, Inc. ADR	27,500	542,575
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	92,800	221,804
Radiance Holdings Group Co. Ltd. (a) (b)	99,000	33,856
Redco Properties Group Ltd. (a) (b) (c) (d)	108,000	9,199
RLX Technology, Inc. ADR (b)	263,000	483,920
Rockchip Electronics Co. Ltd. Class A	5,500	44,575
Rongsheng Petrochemical Co. Ltd. Class A	157,550	208,460
SAIC Motor Corp. Ltd. Class A	168,400	319,692
Sailun Group Co. Ltd. Class A	11,700	22,436
Sanan Optoelectronics Co. Ltd. Class A	59,300	95,194
Sangfor Technologies, Inc. Class A	5,800	40,142
Sany Heavy Equipment International Holdings Co. Ltd.	249,000	154,999
Sany Heavy Industry Co. Ltd. Class A	99,800	225,549
Sasseur Real Estate Investment Trust	189,800	94,532
Satellite Chemical Co. Ltd. Class A	24,680	60,780
SciClone Pharmaceuticals Holdings Ltd. (a) (d)	62,500	150,498
SDIC Capital Co. Ltd. Class A (a)	78,900	61,059
SDIC Power Holdings Co. Ltd. Class A	88,700	221,603
Seazen Group Ltd. (a) (b)	491,333	85,587

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Seres Group Co. Ltd. Class A (a)	18,000	$224,653
SF Holding Co. Ltd. Class A	68,300	333,883
SG Micro Corp. Class A	6,305	71,489
Shaanxi Coal Industry Co. Ltd. Class A	123,100	434,509
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (a)	39,150	53,409
Shandong Gold Mining Co. Ltd. Class A	37,600	141,009
Shandong Gold Mining Co. Ltd. Class H (d)	162,750	323,941
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	13,650	49,807
Shandong Linglong Tyre Co. Ltd. Class A	25,208	63,427
Shandong Nanshan Aluminum Co. Ltd. Class A	82,200	42,897
Shandong Sun Paper Industry JSC Ltd. Class A	117,800	225,085
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	546,000	260,153
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	66,000	45,564
Shanghai Aiko Solar Energy Co. Ltd. Class A (a)	34,580	42,865
Shanghai Baosight Software Co. Ltd. Class A	52,080	227,770
Shanghai Baosight Software Co. Ltd. Class B	164,756	266,740
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	2,709	68,478
Shanghai Chicmax Cosmetic Co. Ltd. (b)	10,200	54,087
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	100,625	50,514
Shanghai Electric Group Co. Ltd. Class A (a)	55,900	28,330
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	22,400	67,929
Shanghai Industrial Holdings Ltd.	53,000	79,153
Shanghai International Airport Co. Ltd. Class A (a)	18,700	82,603
Shanghai International Port Group Co. Ltd. Class A	192,900	152,717
Shanghai Jinjiang International Hotels Co. Ltd. Class A (a)	5,500	17,312
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	85,900	76,279
Shanghai M&G Stationery, Inc. Class A	6,100	26,135
Security Description	Shares	Value
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	62,000	$52,824
Shanghai MicroPort MedBot Group Co. Ltd. (a) (b)	53,500	60,370
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	25,600	67,008
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	142,300	213,977
Shanghai Pudong Development Bank Co. Ltd. Class A	432,700	487,768
Shanghai Putailai New Energy Technology Co. Ltd. Class A	29,232	56,575
Shanghai RAAS Blood Products Co. Ltd. Class A	455,400	487,783
Shanghai Rural Commercial Bank Co. Ltd. Class A	234,900	216,212
Shanghai United Imaging Healthcare Co. Ltd. Class A	10,313	154,960
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	42,500	29,979
Shangri-La Asia Ltd.	388,000	266,870
Shanxi Coal International Energy Group Co. Ltd. Class A	69,900	139,975
Shanxi Coking Coal Energy Group Co. Ltd. Class A (a)	129,480	182,847
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	68,800	170,849
Shanxi Meijin Energy Co. Ltd. Class A (a)	34,400	22,428
Shanxi Taigang Stainless Steel Co. Ltd. Class A (a)	42,100	19,491
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (a)	16,860	486,989
Shede Spirits Co. Ltd. Class A	4,100	31,825
Shengyi Technology Co. Ltd. Class A	55,900	161,249
Shennan Circuits Co. Ltd. Class A	9,560	138,499
Shenwan Hongyuan Group Co. Ltd. Class A	224,600	132,591
Shenzhen Capchem Technology Co. Ltd. Class A	9,000	35,207
Shenzhen Energy Group Co. Ltd. Class A	52,200	52,194
Shenzhen Inovance Technology Co. Ltd. Class A	30,750	216,067
Shenzhen International Holdings Ltd.	269,246	214,848
Shenzhen Investment Ltd.	724,301	86,277
Shenzhen Kangtai Biological Products Co. Ltd. Class A	27,460	58,712
Shenzhen Kedali Industry Co. Ltd. Class A	1,200	12,554

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	15,900	$633,552
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	8,600	79,441
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	7,200	26,262
Shenzhen Transsion Holdings Co. Ltd. Class A	13,645	143,050
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	28,600	100,245
Shenzhou International Group Holdings Ltd.	191,300	1,873,208
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	17,400	36,536
Shoucheng Holdings Ltd.	712,000	123,114
Shougang Fushan Resources Group Ltd.	244,000	100,008
Shui On Land Ltd.	328,000	27,728
Sichuan Chuantou Energy Co. Ltd. Class A	76,700	196,980
Sichuan Expressway Co. Ltd. Class H	20,000	8,761
Sichuan Road & Bridge Group Co. Ltd. Class A (a)	55,160	59,611
Sichuan Swellfun Co. Ltd. Class A	10,489	54,062
Sieyuan Electric Co. Ltd. Class A	11,100	101,713
Sihuan Pharmaceutical Holdings Group Ltd. (a)	463,000	30,837
Silergy Corp.	77,000	1,096,558
Simcere Pharmaceutical Group Ltd. (b) (d)	178,000	130,638
Sinoma Science & Technology Co. Ltd. Class A	11,600	20,496
Sinomine Resource Group Co. Ltd. Class A	3,080	11,306
Sinopec Engineering Group Co. Ltd. Class H	563,000	389,400
Sinopec Kantons Holdings Ltd.	120,000	62,249
Sinopharm Group Co. Ltd. Class H	307,200	816,456
Sinotruk Hong Kong Ltd.	174,000	452,417
SITC International Holdings Co. Ltd.	281,000	763,020
Smoore International Holdings Ltd. (b) (d)	343,000	416,042
SOHO China Ltd. (a)	353,000	30,293
Songcheng Performance Development Co. Ltd. Class A	32,040	35,240
Spring Airlines Co. Ltd. Class A (a)	11,800	91,043
StarPower Semiconductor Ltd. Class A	2,660	31,373
Security Description	Shares	Value
Sun Art Retail Group Ltd.	1,572,000	$300,008
Sunac China Holdings Ltd. (a) (b)	1,632,000	240,387
Sunac Services Holdings Ltd. (d)	325,000	75,345
Sungrow Power Supply Co. Ltd. Class A	23,380	198,643
Sunny Optical Technology Group Co. Ltd.	157,500	973,355
Sunwoda Electronic Co. Ltd. Class A	18,900	39,271
SUPCON Technology Co. Ltd. Class A	22,030	113,758
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	11,100	31,472
Suzhou Maxwell Technologies Co. Ltd. Class A	2,048	33,516
Suzhou TFC Optical Communication Co. Ltd. Class A	7,980	96,645
SY Holdings Group Ltd.	92,500	51,656
TAL Education Group ADR (a)	123,400	1,316,678
TBEA Co. Ltd. Class A	146,900	279,078
TCL Electronics Holdings Ltd.	73,000	59,093
TCL Technology Group Corp. Class A	153,890	91,059
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	81,375	96,413
Tencent Holdings Ltd.	1,560,300	74,423,716
Tencent Music Entertainment Group ADR	192,200	2,700,410
Theme International Holdings Ltd. (b)	750,000	47,071
Thunder Software Technology Co. Ltd. Class A	6,400	39,965
TI Fluid Systems PLC (d)	90,548	149,258
Tiangong International Co. Ltd.	104,000	24,244
Tianli International Holdings Ltd.	430,000	245,639
Tianneng Power International Ltd. (b)	78,000	56,047
Tianqi Lithium Corp. Class A	15,200	62,271
Tianshui Huatian Technology Co. Ltd. Class A	237,400	265,012
Tingyi Cayman Islands Holding Corp.	480,000	578,528
Tong Ren Tang Technologies Co. Ltd. Class H	51,000	32,923
Tongcheng Travel Holdings Ltd.	306,400	609,864
TongFu Microelectronics Co. Ltd. Class A	89,900	275,702
Tongkun Group Co. Ltd. Class A (a)	12,700	27,763
Tongling Nonferrous Metals Group Co. Ltd. Class A	346,900	171,529

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Tongwei Co. Ltd. Class A	46,800	$122,499
Topsports International Holdings Ltd. (d)	463,000	246,106
Towngas Smart Energy Co. Ltd.	104,722	37,423
TravelSky Technology Ltd. Class H	209,000	245,208
Trina Solar Co. Ltd. Class A	19,751	45,774
Trip.com Group Ltd. (a)	129,600	6,218,224
Triumph New Energy Co. Ltd. Class H (a) (b)	34,000	18,900
Tsingtao Brewery Co. Ltd. Class A	9,200	91,699
Tsingtao Brewery Co. Ltd. Class H (a)	140,000	934,242
Tuya, Inc. ADR (a)	50,200	85,842
Unigroup Guoxin Microelectronics Co. Ltd. Class A	11,519	82,990
Unisplendour Corp. Ltd. Class A	53,180	162,799
Up Fintech Holding Ltd. ADR (a)	21,800	91,560
Vipshop Holdings Ltd. ADR	86,000	1,119,720
Vnet Group, Inc. ADR (a) (b)	24,100	50,490
VSTECS Holdings Ltd.	136,000	77,168
Walvax Biotechnology Co. Ltd. Class A	21,900	34,136
Wanhua Chemical Group Co. Ltd. Class A	41,400	458,523
Want Want China Holdings Ltd.	1,098,000	663,801
Weibo Corp. ADR	20,110	154,445
Weichai Power Co. Ltd. Class A	79,100	175,950
Weichai Power Co. Ltd. Class H	433,000	828,575
Weihai Guangwei Composites Co. Ltd. Class A (a)	16,320	55,504
Weilong Delicious Global Holdings Ltd. (b)	220,600	155,404
Weimob, Inc. (a) (b) (d)	593,000	104,816
Wens Foodstuffs Group Co. Ltd. Class A	85,960	233,360
West China Cement Ltd.	262,000	34,565
Western Securities Co. Ltd. Class A	30,800	26,114
Western Superconducting Technologies Co. Ltd. Class A (a)	6,753	35,445
Wharf Holdings Ltd. (b)	231,000	649,442
Will Semiconductor Co. Ltd. Shanghai Class A	10,935	148,833
Wilmar International Ltd.	438,000	1,001,882
Wingtech Technology Co. Ltd. Class A (a)	15,500	59,976
Wuchan Zhongda Group Co. Ltd. Class A	175,700	104,445
Security Description	Shares	Value
Wuhan Guide Infrared Co. Ltd. Class A	60,642	$48,923
Wuliangye Yibin Co. Ltd. Class A (a)	50,600	887,407
WUS Printed Circuit Kunshan Co. Ltd. Class A	13,640	68,192
WuXi AppTec Co. Ltd. Class A	28,200	151,374
WuXi AppTec Co. Ltd. Class H (d)	80,403	300,711
Wuxi Biologics Cayman, Inc. (a) (d)	844,500	1,248,243
XCMG Construction Machinery Co. Ltd. Class A (a)	112,400	110,078
XD, Inc. (a) (b)	57,400	138,365
Xiamen C & D, Inc. Class A	72,000	88,066
Xiamen Faratronic Co. Ltd. Class A	1,900	19,825
Xiamen Tungsten Co. Ltd. Class A	14,700	34,732
Xiaomi Corp. Class B (a) (d)	3,692,600	7,794,406
Xinhua Winshare Publishing & Media Co. Ltd. Class H	66,000	82,168
Xinjiang Daqo New Energy Co. Ltd. Class A	21,185	59,166
Xinte Energy Co. Ltd. Class H (a) (b)	84,800	87,978
Xinyi Energy Holdings Ltd. (b)	130,000	16,817
Xinyi Glass Holdings Ltd.	355,849	390,151
Xinyi Solar Holdings Ltd.	1,067,811	537,503
XPeng, Inc. Class A (a) (b)	318,900	1,206,995
Xtep International Holdings Ltd.	289,077	178,095
Yadea Group Holdings Ltd. (d)	252,000	318,575
Yangzijiang Shipbuilding Holdings Ltd.	575,100	1,043,900
Yankuang Energy Group Co. Ltd. Class A	41,550	129,359
Yankuang Energy Group Co. Ltd. Class H (b)	657,800	940,268
Yanlord Land Group Ltd. (a)	128,800	41,817
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	11,700	56,218
Yeahka Ltd. (a) (b)	28,000	35,863
Yealink Network Technology Corp. Ltd. Class A	11,760	59,228
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (a) (d)	38,800	46,715
Yifeng Pharmacy Chain Co. Ltd. Class A	11,618	39,067
Yihai International Holding Ltd.	111,000	186,246
Yihai Kerry Arawana Holdings Co. Ltd. Class A	10,000	37,461
Yintai Gold Co. Ltd. Class A	35,000	78,094
Yixin Group Ltd. (d)	141,000	11,739
YongXing Special Materials Technology Co. Ltd. Class A	4,420	21,662

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Yonyou Network Technology Co. Ltd. Class A (a)	51,830	$70,992
Youngor Fashion Co. Ltd. Class A	208,500	203,335
YTO Express Group Co. Ltd. Class A	44,600	95,604
Yuexiu Property Co. Ltd.	397,540	259,684
Yuexiu Transport Infrastructure Ltd.	208,000	108,164
Yum China Holdings, Inc.	93,200	2,874,288
Yunda Holding Co. Ltd. Class A	18,850	19,984
Yunnan Aluminium Co. Ltd. Class A	41,400	76,609
Yunnan Baiyao Group Co. Ltd. Class A	12,880	90,238
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	4,100	27,135
Yunnan Energy New Material Co. Ltd. Class A	8,000	34,681
Yunnan Yuntianhua Co. Ltd. Class A	19,100	50,805
Yutong Bus Co. Ltd. Class A	34,500	121,917
Zai Lab Ltd. (a) (b)	54,600	93,711
Zai Lab Ltd. ADR (a) (b)	17,795	308,387
Zangge Mining Co. Ltd. Class A	16,400	54,069
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	7,300	207,146
Zhaojin Mining Industry Co. Ltd. Class H	450,500	755,892
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	140,100	65,820
Zhejiang China Commodities City Group Co. Ltd. Class A	66,500	67,585
Zhejiang Chint Electrics Co. Ltd. Class A	34,700	90,590
Zhejiang Dahua Technology Co. Ltd. Class A	49,600	105,031
Zhejiang Dingli Machinery Co. Ltd. Class A	8,260	68,358
Zhejiang Expressway Co. Ltd. Class H	452,640	305,532
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	65,200	152,264
Zhejiang Huayou Cobalt Co. Ltd. Class A	18,890	57,259
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	20,600	81,064
Zhejiang Juhua Co. Ltd. Class A	28,100	92,873
Zhejiang Leapmotor Technology Co. Ltd. (a) (d)	118,400	406,425
Zhejiang NHU Co. Ltd. Class A	74,948	197,101
Security Description	Shares	Value
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	21,800	$56,972
Zhejiang Supor Co. Ltd. Class A	3,800	26,076
Zhejiang Weiming Environment Protection Co. Ltd. Class A	23,400	65,961
Zhejiang Zheneng Electric Power Co. Ltd. Class A (a)	134,200	130,692
Zheshang Securities Co. Ltd. Class A	21,700	31,863
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (d)	166,300	289,258
Zhongji Innolight Co. Ltd. Class A	13,300	251,177
Zhongjin Gold Corp. Ltd. Class A	58,800	119,197
Zhongsheng Group Holdings Ltd.	193,000	282,304
Zhongtai Securities Co. Ltd. Class A	72,500	56,305
Zhongyu Energy Holdings Ltd. (a) (b)	146,000	88,639
Zhou Hei Ya International Holdings Co. Ltd. (d)	202,000	44,760
Zhuzhou CRRC Times Electric Co. Ltd. Class A	2,088	14,122
Zhuzhou CRRC Times Electric Co. Ltd. Class H (a)	121,800	480,498
Zijin Mining Group Co. Ltd. Class A	239,700	576,855
Zijin Mining Group Co. Ltd. Class H (b)	1,252,000	2,642,744
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	87,400	91,939
ZTE Corp. Class A (a)	55,000	210,708
ZTE Corp. Class H (a)	150,800	333,763
ZTO Express Cayman, Inc. ADR	109,200	2,265,900
		489,521,994
COLOMBIA — 0.0% (f)
Bancolombia SA	71,291	607,259
Bancolombia SA ADR	5,003	163,348
Bancolombia SA Preference Shares	65,472	538,418
Frontera Energy Corp.	10,400	61,943
Interconexion Electrica SA ESP	116,011	509,490
		1,880,458
CYPRUS — 0.0% (f)
Atalaya Mining PLC	22,612	124,054
CZECH REPUBLIC — 0.0% (f)
CEZ AS (b)	37,093	1,396,813
Colt CZ Group SE (a) (b)	2,399	69,500
Komercni Banka AS	17,471	585,013

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Moneta Money Bank AS (d)	76,336	$333,844
Philip Morris CR AS	128	83,694
		2,468,864
DENMARK — 2.3%
ALK-Abello AS (a)	28,843	634,627
Alm Brand AS	216,378	430,380
Ambu AS Class B (a)	43,148	830,938
AP Moller - Maersk AS Class A	703	1,194,197
AP Moller - Maersk AS Class B	1,030	1,791,864
Bavarian Nordic AS (a)	17,542	435,134
Better Collective AS (a) (b)	8,665	185,734
Cadeler AS (a)	77,402	489,964
Carlsberg AS Class B	22,603	2,714,361
cBrain AS	6,793	238,207
Cementir Holding NV	10,780	107,678
Chemometec AS	4,698	205,658
Coloplast AS Class B	29,757	3,577,751
D/S Norden AS	5,060	220,487
Danske Bank AS	162,742	4,853,118
Demant AS (a)	23,529	1,019,177
Dfds AS	10,740	303,916
DSV AS	41,090	6,300,916
FLSmidth & Co. AS	11,386	566,502
Genmab AS (a)	15,601	3,912,469
GN Store Nord AS (a)	31,176	869,659
H Lundbeck AS	75,388	421,025
H Lundbeck AS Class A	11,647	55,907
ISS AS	37,175	637,909
Jyske Bank AS	10,976	873,890
Matas AS	12,409	206,870
Netcompany Group AS (a) (d)	10,664	457,935
Nilfisk Holding AS (a)	3,415	68,416
NKT AS (a)	12,601	1,103,778
Novo Nordisk AS Class B	769,975	111,276,891
Novonesis (Novozymes) B Class B	88,031	5,390,763
NTG Nordic Transport Group AS (a)	2,507	109,530
Orsted AS (a) (d)	44,634	2,377,247
Pandora AS	19,407	2,931,327
Per Aarsleff Holding AS	4,610	252,754
Ringkjoebing Landbobank AS	6,310	1,057,380
Rockwool AS Class B	2,209	897,162
Royal Unibrew AS (a)	11,896	943,720
Scandinavian Tobacco Group AS (d)	19,269	272,217
Schouw & Co. AS	3,570	280,646
Spar Nord Bank AS	22,983	442,603
Svitzer Group AS (a)	3,408	127,123
Sydbank AS	12,969	687,758
Topdanmark AS	10,329	545,975
Tryg AS	80,145	1,753,050
Vestas Wind Systems AS (a)	238,273	5,521,762
Security Description	Shares	Value
Zealand Pharma AS (a)	12,899	$1,654,502
		171,230,877
EGYPT — 0.0% (f)
Centamin PLC	246,860	377,275
Commercial International Bank - Egypt (CIB)	494,266	796,506
Eastern Co. SAE	280,787	106,282
EFG Holding SAE (a)	146,048	59,903
E-Finance for Digital & Financial Investments	67,568	36,295
ElSewedy Electric Co.	69,110	68,002
Talaat Moustafa Group	131,579	155,851
Telecom Egypt Co.	60,241	39,082
		1,639,196
FAEROE ISLANDS — 0.0% (f)
Bakkafrost P	11,724	596,798
FINLAND — 0.7%
Cargotec OYJ Class B	10,055	807,695
Citycon OYJ (b)	19,217	81,354
Elisa OYJ	33,680	1,546,376
Finnair OYJ (a)	20,643	58,065
Fortum OYJ (b)	106,232	1,554,110
Harvia OYJ	3,684	145,298
Huhtamaki OYJ	23,082	926,691
Kemira OYJ	29,134	710,667
Kempower OYJ (a) (b)	5,722	137,492
Kesko OYJ Class B	64,675	1,136,080
Kojamo OYJ (a)	32,187	331,683
Kone OYJ Class B	80,483	3,975,617
Konecranes OYJ	15,083	855,948
Mandatum OYJ	96,465	431,948
Marimekko OYJ	8,480	129,601
Metsa Board OYJ Class B (b)	32,480	255,161
Metso OYJ	150,807	1,597,526
Neste OYJ	100,178	1,784,957
Nokia OYJ (e)	1,297,700	4,949,199
Nokia OYJ (e)	12,368	47,156
Nokian Renkaat OYJ (b)	27,502	226,665
Nordea Bank Abp (e)	681,663	8,116,722
Nordea Bank Abp (e)	78,806	938,777
Orion OYJ Class B	25,007	1,068,298
Outokumpu OYJ (b)	95,888	346,328
Puuilo OYJ	13,810	149,193
QT Group OYJ (a) (b)	4,390	364,872
Revenio Group OYJ	3,977	117,215
Sampo OYJ Class A	106,896	4,594,090
Stora Enso OYJ Class R (b)	137,790	1,883,614
TietoEVRY OYJ (b)	26,003	502,752
Tokmanni Group Corp.	9,924	139,332
UPM-Kymmene OYJ	126,384	4,418,448
Valmet OYJ (b)	35,420	1,013,190
Wartsila OYJ Abp	119,097	2,297,561
YIT OYJ (b)	22,823	55,085
		47,694,766

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
FRANCE — 5.4%
Abivax SA (a)	7,813	$97,803
Accor SA	50,598	2,076,949
Aeroports de Paris SA	7,822	952,335
Air France-KLM (a)	23,525	207,452
Air Liquide SA	137,089	23,696,096
Airbus SE	141,186	19,407,811
Alstom SA	79,754	1,341,979
Altarea SCA REIT	669	59,296
Alten SA	6,742	740,639
Amundi SA (d)	13,976	902,472
Antin Infrastructure Partners SA	8,410	101,852
Arkema SA	13,481	1,172,477
Aubay	1,140	45,512
AXA SA	433,595	14,206,052
Beneteau SACA	8,515	89,161
BioMerieux	9,355	889,828
BNP Paribas SA	246,085	15,700,544
Bollore SE	180,061	1,057,533
Bouygues SA	44,223	1,420,459
Bureau Veritas SA	72,227	2,001,805
Capgemini SE	37,618	7,486,887
Carmila SA REIT (a)	16,368	274,363
Carrefour SA	128,047	1,811,495
Casino Guichard Perrachon SA (a)	26,031	99,459
Cie de Saint-Gobain SA	106,026	8,252,059
Cie des Alpes	3,159	45,910
Cie Generale des Etablissements Michelin SCA	165,238	6,394,861
Coface SA	21,848	304,637
Covivio SA REIT	12,379	588,798
Credit Agricole SA	256,618	3,503,888
Danone SA	154,899	9,476,026
Dassault Aviation SA	4,929	895,939
Dassault Systemes SE	162,877	6,162,092
Derichebourg SA	21,744	99,043
Edenred SE	57,362	2,422,838
Eiffage SA	16,892	1,552,600
Elior Group SA (a) (d)	27,606	78,168
Elis SA	52,344	1,134,336
Engie SA	424,855	6,071,940
Equasens	1,458	83,287
Eramet SA	1,844	186,069
Esker SA	1,312	247,058
EssilorLuxottica SA	70,112	15,118,685
Esso SA Francaise	598	105,365
Etablissements Maurel et Prom SA	19,383	125,370
Eurazeo SE	9,617	766,327
Eutelsat Communications SACA (a)	35,649	143,505
Exclusive Networks SA (a)	2,970	60,033
Fnac Darty SA (a)	3,252	102,643
Forvia SE (e)	28,475	337,378
Security Description	Shares	Value
Forvia SE (e)	5,581	$66,215
Gaztransport Et Technigaz SA	7,954	1,039,161
Gecina SA REIT	10,771	992,192
Getlink SE	88,598	1,467,054
Hermes International SCA	7,547	17,309,392
ICADE REIT	6,427	158,014
ID Logistics Group SACA (a)	626	235,827
Imerys SA	7,600	273,519
Interparfums SA	4,745	194,264
Ipsen SA	8,577	1,052,530
IPSOS SA	8,842	558,161
JCDecaux SE (a)	14,542	286,304
Kaufman & Broad SA	1,893	51,938
Kering SA	18,139	6,580,603
Klepierre SA REIT	48,584	1,300,707
La Francaise des Jeux SAEM (d)	26,282	895,734
Legrand SA	64,186	6,372,833
LISI SA	3,302	82,103
L'Oreal SA	57,086	25,087,658
LVMH Moet Hennessy Louis Vuitton SE	65,191	49,858,151
Manitou BF SA	1,060	23,630
Mercialys SA REIT	19,512	216,021
Mersen SA	4,122	140,705
Metropole Television SA	3,965	49,889
Neoen SA (d)	14,307	577,461
Nexans SA	6,615	729,523
Nexity SA (a)	9,699	86,642
Opmobility	11,639	113,202
Orange SA	429,670	4,307,508
Orpea SA (a)	17,828	219,465
OVH Groupe SAS (a)	7,750	48,424
Pernod Ricard SA	47,570	6,459,568
Peugeot Invest SA	1,682	161,881
Pierre Et Vacances SA (a)	161,476	217,712
Publicis Groupe SA	55,805	5,943,822
Quadient SA	11,950	223,361
Remy Cointreau SA	5,208	434,813
Renault SA	43,407	2,225,587
Rexel SA	52,574	1,361,324
Rubis SCA	22,138	623,056
Safran SA	81,405	17,222,330
Sartorius Stedim Biotech	6,540	1,074,518
SCOR SE	34,669	879,123
SEB SA	5,623	576,129
Seche Environnement SACA	2,725	281,246
Societe BIC SA	5,024	296,146
Societe Generale SA	166,760	3,917,654
Sodexo SA	19,979	1,798,650
SOITEC (a)	6,126	684,130
Sopra Steria Group	3,480	675,447
SPIE SA	31,953	1,156,818
Technip Energies NV	34,572	775,881
Teleperformance SE	13,450	1,417,575
Television Francaise 1 SA	9,694	75,740

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Thales SA	22,438	$3,595,167
TotalEnergies SE	511,951	34,199,457
Trigano SA	1,834	215,036
Ubisoft Entertainment SA (a)	20,638	452,108
Unibail-Rodamco-Westfield CDI	34,100	134,592
Unibail-Rodamco-Westfield REIT (a)	25,457	2,005,887
Valeo SE	44,705	476,155
Vallourec SACA (a)	43,266	679,094
Valneva SE (a)	27,004	92,150
Veolia Environnement SA	168,681	5,047,488
Verallia SA (d)	16,702	606,465
Vicat SACA	3,900	140,233
Vinci SA	119,721	12,623,240
Virbac SACA	919	321,582
Vivendi SE	167,159	1,747,814
Voltalia SA (a)	7,058	65,432
VusionGroup	1,723	240,615
Wavestone	2,248	123,356
Wendel SE	5,925	524,520
Worldline SA (a) (d)	55,280	599,573
		392,846,419
GEORGIA — 0.0% (f)
Bank of Georgia Group PLC	7,796	397,646
TBC Bank Group PLC	11,396	370,226
		767,872
GERMANY — 4.9%
1&1 AG	6,659	113,760
About You Holding SE (a)	5,000	17,121
Adesso SE	472	42,392
adidas AG	38,989	9,318,385
Adtran Networks SE (a)	3,390	71,865
AIXTRON SE	27,546	541,294
Allianz SE	92,974	25,857,859
Amadeus Fire AG	2,182	248,355
Aroundtown SA (a)	196,392	413,705
Atoss Software SE	1,586	190,377
Aurubis AG	7,155	561,708
Auto1 Group SE (a) (d)	25,067	163,477
BASF SE	214,294	10,377,625
Bayer AG	238,261	6,736,300
Bayerische Motoren Werke AG	77,221	7,314,474
Bayerische Motoren Werke AG Preference Shares	14,010	1,238,005
BayWa AG (a)	2,500	54,257
Bechtle AG	18,495	870,980
Beiersdorf AG	23,308	3,411,068
Bilfinger SE	5,632	296,372
Borussia Dortmund GmbH & Co. KGaA (a)	15,463	58,501
Brenntag SE	32,252	2,176,281
CANCOM SE	8,623	298,137
Carl Zeiss Meditec AG	8,994	632,822
Ceconomy AG (a)	43,948	139,891
Security Description	Shares	Value
Cewe Stiftung & Co. KGaA	1,205	$136,378
Commerzbank AG	242,279	3,683,315
CompuGroup Medical SE & Co. KGaA	5,359	136,696
Continental AG	24,841	1,408,375
Covestro AG (a) (d)	43,702	2,566,703
CTS Eventim AG & Co. KGaA	14,091	1,176,449
CureVac NV (a)	19,663	65,287
Daimler Truck Holding AG	131,019	5,219,399
Datagroup SE	430	20,301
Dermapharm Holding SE	3,546	136,815
Deutsche Bank AG	448,174	7,160,770
Deutsche Boerse AG	45,793	9,378,934
Deutsche Lufthansa AG	136,030	832,462
Deutsche Pfandbriefbank AG (a) (d)	26,908	145,779
Deutsche Post AG	238,487	9,659,069
Deutsche Telekom AG	771,932	19,425,438
Deutz AG	27,770	179,468
Dr Ing hc F Porsche AG Preference Shares (d)	26,096	1,944,363
Draegerwerk AG & Co. KGaA Preference Shares	2,641	140,676
Duerr AG	11,815	250,722
E.ON SE	544,290	7,148,869
Eckert & Ziegler SE	2,965	145,731
Einhell Germany AG Preference Shares (a)	387	77,810
Elmos Semiconductor SE	2,710	221,028
ElringKlinger AG	2,938	15,665
Encavis AG (a)	26,086	478,076
Energiekontor AG	1,621	108,755
Evonik Industries AG	59,426	1,213,292
Evotec SE (a)	36,261	348,793
Fielmann Group AG	5,027	231,132
flatexDEGIRO AG	25,766	365,895
Formycon AG (a)	1,736	96,377
Fraport AG Frankfurt Airport Services Worldwide (a)	7,846	405,312
Freenet AG	27,493	730,748
Fresenius Medical Care AG	47,204	1,809,131
Fresenius SE & Co. KGaA (a)	97,677	2,918,628
FUCHS SE Preference Shares	17,927	820,022
GEA Group AG	38,363	1,599,395
Gerresheimer AG	7,938	853,308
GFT Technologies SE	2,760	73,803
Grand City Properties SA (a)	19,669	227,667
Grenke AG	5,049	111,743
Hamborner REIT AG	13,775	96,257
Hamburger Hafen und Logistik AG	4,874	88,176
Hannover Rueck SE	13,858	3,515,544
Heidelberg Materials AG	31,597	3,278,722
HelloFresh SE (a)	32,633	158,084
Henkel AG & Co. KGaA	24,029	1,891,565
Henkel AG & Co. KGaA Preference Shares	39,136	3,490,582

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Hensoldt AG	18,541	$682,381
Hornbach Holding AG & Co. KGaA	1,539	129,810
HUGO BOSS AG	14,058	629,335
Hypoport SE (a)	1,033	331,250
Infineon Technologies AG	312,827	11,501,523
Ionos SE (a)	4,158	113,191
Jenoptik AG	11,318	327,755
JOST Werke SE (d)	3,047	140,422
Jungheinrich AG Preference Shares	10,101	333,000
K&S AG	49,623	668,782
KION Group AG	16,487	690,718
Kloeckner & Co. SE	12,637	74,761
Knaus Tabbert AG	831	34,779
Knorr-Bremse AG	16,672	1,274,004
Krones AG	3,013	378,460
Lanxess AG	21,798	536,859
LEG Immobilien SE	17,533	1,433,002
MBB SE	463	51,408
Mercedes-Benz Group AG	191,914	13,281,011
Merck KGaA	31,615	5,243,455
METRO AG	29,607	134,382
Montana Aerospace AG (a) (d)	12,479	259,968
MorphoSys AG (a)	10,912	790,578
MTU Aero Engines AG	12,272	3,140,822
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	32,566	16,299,526
Mutares SE & Co. KGaA	2,857	99,209
Nagarro SE (a)	1,607	130,723
Nemetschek SE	12,904	1,270,273
Nordex SE (a)	32,951	404,007
Norma Group SE	5,838	108,119
Northern Data AG (a)	2,383	60,785
Patrizia SE	12,942	98,759
Pfeiffer Vacuum Technology AG (a)	891	150,497
PNE AG	8,549	124,425
Porsche Automobil Holding SE Preference Shares	34,579	1,564,305
ProSiebenSat.1 Media SE	32,636	231,377
Puma SE	24,004	1,102,886
PVA TePla AG (a)	4,352	70,943
Rational AG	1,163	969,112
RENK Group AG	6,942	188,048
Rheinmetall AG	10,637	5,423,080
RWE AG	154,407	5,287,271
SAF-Holland SE	8,936	177,178
Salzgitter AG	5,203	100,653
SAP SE	247,006	50,171,402
Sartorius AG Preference Shares	6,023	1,413,679
Schaeffler AG Preference Shares	26,533	152,848
Schott Pharma AG & Co. KGaA	8,414	275,942
Security Description	Shares	Value
Scout24 SE (d)	17,114	$1,305,946
Secunet Security Networks AG	245	32,927
SGL Carbon SE (a) (b)	9,210	62,581
Siemens AG	180,054	33,523,263
Siemens Energy AG (a)	138,718	3,614,194
Siemens Healthineers AG (d)	65,206	3,759,789
Siltronic AG	4,127	320,234
Sirius Real Estate Ltd. REIT	287,286	340,642
Sixt SE	2,955	209,815
Sixt SE Preference Shares	3,317	182,727
SMA Solar Technology AG	3,081	87,042
Softwareone Holding AG	27,577	518,642
Stabilus SE	5,052	231,469
Steico SE (a)	1,042	33,056
STO SE & Co. KGaA Preference Shares	608	103,478
STRATEC SE	1,583	77,364
Stroeer SE & Co. KGaA	7,291	467,676
Suedzucker AG	16,363	238,504
SUESS MicroTec SE	3,583	236,165
Symrise AG	30,517	3,738,365
TAG Immobilien AG (a)	46,868	686,655
Takkt AG	5,349	68,335
Talanx AG	14,678	1,172,758
TeamViewer SE (a) (d)	31,648	355,299
thyssenkrupp AG	113,230	490,029
Thyssenkrupp Nucera AG & Co. KGaA (a) (d)	5,380	52,269
TUI AG (a)	103,851	735,041
United Internet AG	31,049	669,529
Verbio SE	4,111	76,840
Volkswagen AG	7,130	856,621
Volkswagen AG Preference Shares	50,278	5,679,529
Vonovia SE	179,333	5,102,916
Vossloh AG	1,786	89,582
Wacker Chemie AG	4,947	539,739
Wacker Neuson SE	5,915	97,754
Wuestenrot & Wuerttembergische AG	3,780	53,314
Zalando SE (a) (d)	50,630	1,187,811
		362,387,123
GHANA — 0.0% (f)
Tullow Oil PLC (a) (b)	267,762	108,448
GREECE — 0.1%
Aegean Airlines SA	8,153	102,060
Alpha Services & Holdings SA (a)	652,497	1,065,405
Athens International Airport SA	38,237	321,697
Athens Water Supply & Sewage Co. SA	4,435	26,048
Autohellas Tourist & Trading SA	3,851	46,721
Ellaktor SA (a)	19,657	52,036
Eurobank Ergasias Services & Holdings SA Class A (a)	597,898	1,295,052

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
FF Group (a) (c)	122	$—
GEK TERNA SA	12,845	227,700
Hellenic Telecommunications Organization SA	41,430	596,771
HELLENiQ ENERGY Holdings SA	20,706	173,095
Holding Co. ADMIE IPTO SA	31,100	72,496
Intrakat Technical & Energy Projects SA (a)	10,875	59,442
Intralot SA-Integrated Information Systems & Gaming Services (a)	61,387	77,371
Jumbo SA	26,579	765,705
LAMDA Development SA (a)	12,062	87,131
Metlen Energy & Metals SA	22,587	843,878
Motor Oil Hellas Corinth Refineries SA	15,114	379,691
National Bank of Greece SA (a)	175,576	1,464,744
OPAP SA	41,301	648,030
Optima bank SA	13,669	176,090
Piraeus Financial Holdings SA (a)	240,004	876,106
Public Power Corp. SA (a)	47,658	574,111
Sarantis SA	9,794	113,365
Terna Energy SA (a)	12,002	250,703
		10,295,448
GUATEMALA — 0.0% (f)
Millicom International Cellular SA SDR (a)	34,696	845,269
GUERNSEY — 0.0% (f)
Balanced Commercial Property Trust Ltd. REIT	140,782	140,946
HONG KONG — 1.0%
AIA Group Ltd.	2,651,600	18,000,205
Alibaba Pictures Group Ltd. (a)	1,680,000	89,300
ASMPT Ltd.	71,900	1,002,883
Bank of East Asia Ltd.	227,525	289,091
Cafe de Coral Holdings Ltd.	166,000	170,945
Canvest Environmental Protection Group Co. Ltd. (b)	88,000	47,340
China Common Rich Renewable Energy Investments Ltd. (a) (c)	68,000	—
China Huishan Dairy Holdings Co. Ltd. (a) (c)	66,000	—
China Zhongwang Holdings Ltd. (a) (b) (c)	231,200	—
Citychamp Watch & Jewellery Group Ltd. (a)	286,000	36,632
CK Asset Holdings Ltd.	451,181	1,690,325
CK Infrastructure Holdings Ltd.	216,500	1,222,897
CLP Holdings Ltd.	377,000	3,046,943
Security Description	Shares	Value
C-Mer Medical Holdings Ltd. (a)	40,000	$14,243
Concord New Energy Group Ltd.	2,790,000	214,412
Cowell e Holdings, Inc. (a)	46,000	144,645
Dah Sing Banking Group Ltd.	110,000	91,721
Dah Sing Financial Holdings Ltd.	43,600	121,462
Digital China Holdings Ltd.	68,000	29,090
Fenbi Ltd. (a)	86,000	45,933
Fortune Real Estate Investment Trust	345,000	166,150
Futu Holdings Ltd. ADR (a)	16,100	1,056,240
Grand Pharmaceutical Group Ltd.	130,000	77,427
Guotai Junan International Holdings Ltd.	757,000	58,176
Gushengtang Holdings Ltd.	28,800	138,330
Hang Lung Properties Ltd.	381,000	325,007
Hang Seng Bank Ltd.	173,900	2,236,283
Henderson Land Development Co. Ltd.	350,466	940,423
HKBN Ltd.	114,000	35,920
HKT Trust & HKT Ltd. Stapled Security	856,000	960,443
Hong Kong & China Gas Co. Ltd.	2,642,101	2,010,154
Hong Kong Exchanges & Clearing Ltd.	284,161	9,106,371
Hongkong Land Holdings Ltd.	254,700	822,681
Huabao International Holdings Ltd. (b)	211,000	64,591
Hutchison Port Holdings Trust Stapled Security	883,800	113,126
Hutchison Telecommunications Hong Kong Holdings Ltd.	346,000	43,431
Hysan Development Co. Ltd.	566,000	813,398
Jardine Matheson Holdings Ltd.	35,400	1,252,452
Johnson Electric Holdings Ltd.	53,468	80,537
Kerry Properties Ltd.	131,500	228,728
Kingboard Laminates Holdings Ltd. (b)	158,500	170,530
Link REIT	586,207	2,278,785
LK Technology Holdings Ltd. (b)	107,500	44,061
Luk Fook Holdings International Ltd.	83,000	176,686
Man Wah Holdings Ltd.	322,000	221,062
Melco International Development Ltd. (a) (b)	139,000	93,469
Melco Resorts & Entertainment Ltd. ADR (a)	52,930	394,858
MTR Corp. Ltd.	559,692	1,767,094
New World Development Co. Ltd. (b)	356,581	333,864
Nine Dragons Paper Holdings Ltd. (a)	242,000	100,738

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
NWS Holdings Ltd.	284,968	$252,943
Orient Overseas International Ltd.	33,000	535,530
Pacific Basin Shipping Ltd.	1,197,000	377,158
PAX Global Technology Ltd.	158,000	118,590
PCCW Ltd.	917,471	459,476
Power Assets Holdings Ltd.	313,000	1,693,810
Prudential PLC	651,096	5,912,792
Realord Group Holdings Ltd. (a) (b)	46,000	31,698
Sino Biopharmaceutical Ltd.	2,258,000	772,198
Sino Land Co. Ltd.	829,974	855,764
Skyworth Group Ltd.	136,807	53,970
SmarTone Telecommunications Holdings Ltd.	38,500	17,900
SSY Group Ltd.	204,000	110,265
Stella International Holdings Ltd.	126,500	256,649
Sun Hung Kai Properties Ltd.	342,000	2,959,000
SUNeVision Holdings Ltd.	101,000	32,859
Super Hi International Holding Ltd. (a) (b)	31,000	57,812
Swire Pacific Ltd. Class A	93,500	826,331
Swire Properties Ltd.	263,200	419,372
Techtronic Industries Co. Ltd.	324,500	3,707,431
Texhong International Group Ltd. (a)	30,500	17,072
United Energy Group Ltd. (b)	1,826,000	71,334
United Laboratories International Holdings Ltd.	228,000	240,633
Vitasoy International Holdings Ltd. (b)	190,000	143,582
Viva Goods Company Ltd. (a)	528,000	46,663
VTech Holdings Ltd.	59,300	443,569
Wasion Holdings Ltd.	300,000	262,828
WH Group Ltd. (d)	1,925,702	1,267,785
Wharf Real Estate Investment Co. Ltd.	370,000	980,992
Yue Yuen Industrial Holdings Ltd.	148,000	286,241
Yuexiu Real Estate Investment Trust (b)	571,646	69,558
		75,650,887
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	65,543	185,697
MOL Hungarian Oil & Gas PLC	109,480	855,076
OTP Bank Nyrt	54,239	2,697,333
Richter Gedeon Nyrt	33,758	877,649
		4,615,755
INDIA — 5.8%
360 ONE WAM Ltd.	24,904	292,726
3M India Ltd.	571	252,019
Aarti Drugs Ltd.	786	4,756
Aarti Industries Ltd.	40,656	334,585
Security Description	Shares	Value
Aarti Pharmalabs Ltd.	7,697	$56,407
Aavas Financiers Ltd. (a)	9,773	217,183
ABB India Ltd.	12,843	1,307,734
Action Construction Equipment Ltd.	7,575	135,071
Adani Enterprises Ltd.	50,947	1,941,133
Adani Green Energy Ltd. (a)	70,408	1,510,368
Adani Ports & Special Economic Zone Ltd.	122,187	2,165,847
Adani Power Ltd. (a)	178,480	1,538,069
Aditya Birla Fashion & Retail Ltd. (a)	76,383	285,930
Advanced Enzyme Technologies Ltd.	14,465	66,221
Aegis Logistics Ltd.	34,324	359,283
Aether Industries Ltd. (a)	6,195	68,530
Affle India Ltd. (a)	11,294	181,991
AGI Greenpac Ltd.	4,288	36,214
AIA Engineering Ltd.	9,606	481,357
Ajanta Pharma Ltd.	10,636	291,730
Akzo Nobel India Ltd.	1,862	63,313
Alembic Pharmaceuticals Ltd.	7,522	79,074
Alkyl Amines Chemicals	4,612	118,182
Allcargo Logistics Ltd.	42,480	30,820
Alok Industries Ltd. (a)	359,427	120,344
Amara Raja Energy & Mobility Ltd.	23,540	469,501
Amber Enterprises India Ltd. (a)	3,821	207,197
Ambuja Cements Ltd.	126,298	1,015,155
Anand Rathi Wealth Ltd.	3,535	165,663
Anant Raj Ltd. (a)	19,876	102,422
Angel One Ltd.	10,400	324,519
Anupam Rasayan India Ltd.	4,390	40,261
Apar Industries Ltd.	4,746	482,266
APL Apollo Tubes Ltd.	49,903	930,765
Apollo Hospitals Enterprise Ltd.	22,702	1,684,039
Apollo Tyres Ltd.	67,212	436,782
Aptus Value Housing Finance India Ltd.	27,028	106,945
Archean Chemical Industries Ltd.	11,740	94,188
Arvind Fashions Ltd.	8,117	50,179
Arvind Ltd.	14,620	64,879
Asahi India Glass Ltd.	8,757	70,466
Ashok Leyland Ltd.	337,408	978,751
Asian Paints Ltd.	101,805	3,561,328
Aster DM Healthcare Ltd. (d)	30,193	125,515
Astra Microwave Products Ltd.	7,564	86,106
Astral Ltd.	31,348	895,018
AstraZeneca Pharma India Ltd.	1,288	96,549
Atul Ltd.	3,871	300,790
AU Small Finance Bank Ltd. (d)	84,209	678,671
Aurobindo Pharma Ltd.	60,612	877,770

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Avanti Feeds Ltd.	15,964	$114,397
Avenue Supermarts Ltd. (a) (d)	37,617	2,127,777
Axis Bank Ltd.	538,925	8,177,183
Bajaj Auto Ltd.	18,767	2,138,420
Bajaj Electricals Ltd.	14,427	182,813
Bajaj Finance Ltd.	64,793	5,528,860
Bajaj Finserv Ltd.	88,597	1,687,367
Bajaj Holdings & Investment Ltd.	5,484	561,389
Balaji Amines Ltd.	1,401	38,467
Balkrishna Industries Ltd.	16,997	658,172
Balrampur Chini Mills Ltd.	48,159	248,166
Bandhan Bank Ltd. (d)	178,088	435,206
Bank of Baroda	273,926	904,683
BASF India Ltd.	5,048	307,787
Bata India Ltd.	15,134	274,731
Bayer CropScience Ltd.	2,859	230,139
BEML Ltd.	2,700	143,699
Bharat Dynamics Ltd.	23,134	442,941
Bharat Electronics Ltd.	862,351	3,163,462
Bharat Forge Ltd.	57,290	1,147,586
Bharat Heavy Electricals Ltd.	235,895	851,075
Bharat Petroleum Corp. Ltd. (e)	178,594	650,981
Bharat Petroleum Corp. Ltd. (a) (e)	178,594	650,981
Bharti Airtel Ltd.	543,314	9,408,755
Bikaji Foods International Ltd.	20,835	178,798
Biocon Ltd.	155,067	652,904
Birla Corp. Ltd.	3,296	63,126
Birlasoft Ltd.	30,216	250,135
BLS International Services Ltd.	24,283	102,097
Blue Dart Express Ltd.	2,241	214,229
Blue Star Ltd.	27,610	541,207
Bombay Burmah Trading Co.	6,225	151,207
Borosil Renewables Ltd. (a)	17,601	106,382
Bosch Ltd.	2,000	817,494
Brigade Enterprises Ltd.	24,466	395,622
Britannia Industries Ltd. (a)	32,006	2,101,639
Brookfield India Real Estate Trust REIT (d)	15,270	48,529
BSE Ltd.	14,073	435,847
Campus Activewear Ltd. (a)	34,776	121,630
Can Fin Homes Ltd.	16,939	185,910
Canara Bank	594,342	851,519
Caplin Point Laboratories Ltd.	3,390	59,866
Carborundum Universal Ltd.	26,411	528,853
Castrol India Ltd.	124,256	298,930
CCL Products India Ltd.	16,929	119,993
CE Info Systems Ltd.	4,160	114,804
Ceat Ltd. (a)	4,931	166,866
Cello World Ltd. (a)	30,000	316,756
Central Depository Services India Ltd.	9,305	266,387
Century Plyboards India Ltd.	8,003	73,281
Security Description	Shares	Value
Century Textiles & Industries Ltd.	10,983	$304,969
Cera Sanitaryware Ltd.	1,162	121,001
CESC Ltd.	147,320	287,264
CG Power & Industrial Solutions Ltd.	136,853	1,156,532
Chalet Hotels Ltd. (a)	20,715	199,567
Chambal Fertilisers & Chemicals Ltd.	42,504	258,324
Chemplast Sanmar Ltd. (a)	18,532	118,565
Chennai Petroleum Corp. Ltd.	14,824	174,590
Cholamandalam Financial Holdings Ltd.	22,915	399,424
Cholamandalam Investment & Finance Co. Ltd.	123,156	2,102,384
CIE Automotive India Ltd.	24,860	170,618
Cipla Ltd.	121,329	2,154,567
City Union Bank Ltd.	109,083	218,565
Clean Science & Technology Ltd.	5,682	97,481
CMS Info Systems Ltd.	16,368	96,878
Coal India Ltd.	347,919	1,974,131
Cochin Shipyard Ltd. (d)	24,100	640,205
Coforge Ltd.	12,306	805,588
Colgate-Palmolive India Ltd.	40,980	1,397,239
Computer Age Management Services Ltd.	9,859	427,140
Concord Biotech Ltd.	3,314	61,563
Container Corp. of India Ltd.	73,454	918,225
Coromandel International Ltd.	24,937	478,734
Craftsman Automation Ltd.	1,513	100,547
CreditAccess Grameen Ltd. (a)	11,804	187,151
CRISIL Ltd.	3,874	197,534
Crompton Greaves Consumer Electricals Ltd.	158,563	770,686
Cummins India Ltd.	32,069	1,525,563
Cyient Ltd.	29,605	652,189
Dabur India Ltd.	155,395	1,119,422
Data Patterns India Ltd.	3,976	143,110
DCB Bank Ltd.	61,502	101,781
Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,052	122,239
Deepak Nitrite Ltd.	11,783	353,536
Delhivery Ltd. (a)	78,105	374,801
Devyani International Ltd. (a)	73,359	144,901
Digidrive Distributors Ltd. (a)	1,944	854
Divi's Laboratories Ltd.	28,271	1,558,342
Dixon Technologies India Ltd.	7,085	1,017,139
DLF Ltd.	164,043	1,622,479
Dr Lal PathLabs Ltd. (d)	7,802	260,171
Dr Reddy's Laboratories Ltd.	27,551	2,115,319
Easy Trip Planners Ltd.	119,335	58,961
eClerx Services Ltd.	5,337	154,828
Edelweiss Financial Services Ltd.	131,214	102,595
Eicher Motors Ltd.	32,462	1,819,137

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
EID Parry India Ltd.	22,968	$210,365
EIH Ltd.	39,305	202,352
Elecon Engineering Co. Ltd.	8,326	132,008
Electrosteel Castings Ltd.	67,672	140,753
Elgi Equipments Ltd.	42,308	364,517
Emami Ltd.	51,808	428,257
Embassy Office Parks REIT	192,648	820,887
Endurance Technologies Ltd. (d)	7,581	243,478
Engineers India Ltd.	51,740	155,640
Epigral Ltd. (a)	4,488	71,305
EPL Ltd.	55,375	131,519
Equitas Small Finance Bank Ltd. (d)	93,926	109,439
Eris Lifesciences Ltd. (a) (d)	13,798	169,349
Exide Industries Ltd.	109,934	744,209
FDC Ltd. (a)	14,730	81,619
Federal Bank Ltd.	416,011	884,281
Fine Organic Industries Ltd.	2,063	120,979
Finolex Cables Ltd.	12,388	231,664
Finolex Industries Ltd.	49,960	194,987
Firstsource Solutions Ltd.	73,940	186,172
Five-Star Business Finance Ltd. (a)	21,524	204,754
Force Motors Ltd.	785	84,399
Fortis Healthcare Ltd.	107,886	615,004
G R Infraprojects Ltd. (a)	4,337	90,500
Gabriel India Ltd.	10,163	59,001
GAIL India Ltd.	507,264	1,335,570
GAIL India Ltd. GDR	2,133	33,488
Galaxy Surfactants Ltd.	4,286	141,063
Garware Technical Fibres Ltd.	2,402	110,789
Gateway Distriparks Ltd.	43,785	53,836
GE T&D India Ltd. (a)	14,811	264,951
Genus Power Infrastructures Ltd.	13,587	50,519
GHCL Ltd. (a)	17,282	116,785
Gillette India Ltd.	1,538	133,624
Gland Pharma Ltd. (a) (d)	9,193	201,179
GlaxoSmithKline Pharmaceuticals Ltd.	13,934	442,980
Glenmark Pharmaceuticals Ltd.	29,912	441,394
Global Health Ltd. (a)	18,187	285,343
GMM Pfaudler Ltd.	9,623	152,266
GMR Airports Infrastructure Ltd. (a)	532,807	617,037
Go Fashion India Ltd. (a)	5,755	70,157
Godawari Power & Ispat Ltd.	10,088	128,732
Godfrey Phillips India Ltd.	2,050	101,397
Godrej Consumer Products Ltd.	92,887	1,532,587
Godrej Industries Ltd. (a)	10,074	103,401
Godrej Properties Ltd. (a)	26,526	1,020,450
Gokaldas Exports Ltd.	9,033	101,831
Granules India Ltd.	35,288	208,544
Graphite India Ltd.	21,792	146,713
Security Description	Shares	Value
Grasim Industries Ltd.	58,247	$1,865,336
Great Eastern Shipping Co. Ltd.	21,188	311,261
Greenpanel Industries Ltd.	9,124	35,747
Grindwell Norton Ltd.	8,986	294,578
Gujarat Alkalies & Chemicals Ltd.	5,525	51,038
Gujarat Ambuja Exports Ltd.	32,996	53,913
Gujarat Fluorochemicals Ltd.	6,008	230,006
Gujarat Gas Ltd.	56,712	427,410
Gujarat Mineral Development Corp. Ltd.	16,654	78,479
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	17,288	147,302
Gujarat Pipavav Port Ltd.	38,312	96,121
Gujarat State Fertilizers & Chemicals Ltd.	54,769	159,209
Gujarat State Petronet Ltd.	68,783	244,612
Happiest Minds Technologies Ltd.	7,184	70,412
Havells India Ltd.	55,782	1,219,093
HBL Power Systems Ltd.	36,431	218,488
HCL Technologies Ltd.	224,096	3,922,537
HDFC Asset Management Co. Ltd. (d)	21,694	1,038,893
HDFC Bank Ltd.	670,145	13,531,886
HDFC Life Insurance Co. Ltd. (d)	215,121	1,535,095
HEG Ltd.	3,776	97,962
HeidelbergCement India Ltd.	37,912	99,541
Hemisphere Properties India Ltd. (a)	27,192	61,419
Hero MotoCorp Ltd.	28,665	1,918,024
HFCL Ltd.	142,338	193,175
Himadri Speciality Chemical Ltd.	53,420	252,534
Hindalco Industries Ltd.	307,535	2,557,828
Hindustan Aeronautics Ltd.	46,392	2,928,725
Hindustan Construction Co. Ltd. (a)	166,182	94,981
Hindustan Copper Ltd.	78,195	298,855
Hindustan Petroleum Corp. Ltd. (e)	128,053	509,985
Hindustan Petroleum Corp. Ltd. (a) (e)	64,027	254,993
Hindustan Unilever Ltd.	198,498	5,886,919
Hitachi Energy India Ltd.	2,802	433,858
Home First Finance Co. India Ltd. (d)	7,472	92,787
Honasa Consumer Ltd. (a)	41,484	215,336
Housing & Urban Development Corp. Ltd.	122,905	414,461
ICICI Bank Ltd.	1,113,244	16,014,960
ICICI Bank Ltd. ADR	61,022	1,758,044
ICICI Lombard General Insurance Co. Ltd. (d)	55,904	1,199,736

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
ICICI Prudential Life Insurance Co. Ltd. (d)	84,256	$612,009
ICICI Securities Ltd. (d)	17,119	155,521
IDFC First Bank Ltd. (a)	848,930	836,433
IDFC Ltd. (a)	302,285	442,838
IFCI Ltd. (a)	143,583	106,033
IIFL Finance Ltd.	39,096	242,675
India Cements Ltd. (a)	20,093	70,738
Indiabulls Housing Finance Ltd.	83,213	166,172
Indiabulls Real Estate Ltd. (a)	79,569	138,417
IndiaMart InterMesh Ltd. (d)	6,304	202,669
Indian Energy Exchange Ltd. (d)	81,444	176,332
Indian Hotels Co. Ltd.	197,608	1,481,216
Indian Oil Corp. Ltd.	667,401	1,325,638
Indian Railway Catering & Tourism Corp. Ltd.	63,341	751,433
Indian Renewable Energy Development Agency Ltd. (a)	143,084	326,775
Indigo Paints Ltd.	3,191	52,541
Indraprastha Gas Ltd.	69,621	420,544
Indus Towers Ltd. (a)	217,007	976,678
IndusInd Bank Ltd.	61,811	1,085,561
Infibeam Avenues Ltd.	178,156	65,953
Info Edge India Ltd.	15,794	1,285,273
Infosys Ltd.	720,682	13,540,741
Infosys Ltd. ADR (b)	70,069	1,304,685
Ingersoll Rand India Ltd.	1,826	100,168
Inox Wind Ltd. (a)	182,254	310,053
Intellect Design Arena Ltd.	15,544	199,101
InterGlobe Aviation Ltd. (a) (d)	40,159	2,036,304
ION Exchange India Ltd.	14,879	102,509
Ipca Laboratories Ltd.	33,404	452,544
IRB Infrastructure Developers Ltd.	304,187	236,638
IRCON International Ltd. (d)	48,823	157,879
ITC Ltd.	706,969	3,602,352
Jai Corp. Ltd.	13,587	62,226
Jaiprakash Associates Ltd. (a)	283,462	34,843
Jaiprakash Power Ventures Ltd. (a)	619,202	145,542
Jammu & Kashmir Bank Ltd.	101,914	139,792
Jamna Auto Industries Ltd.	45,141	66,807
JB Chemicals & Pharmaceuticals Ltd.	14,130	297,325
JBM Auto Ltd.	4,369	107,476
Jindal Saw Ltd.	22,560	147,135
Jindal Stainless Ltd.	87,428	862,354
Jindal Steel & Power Ltd.	83,402	1,044,582
Jio Financial Services Ltd. (a)	696,992	2,993,586
JK Cement Ltd.	6,371	335,330
JK Lakshmi Cement Ltd.	11,934	126,506
JK Paper Ltd.	22,191	144,276
JK Tyre & Industries Ltd.	18,272	94,168
JM Financial Ltd.	51,311	53,878
Security Description	Shares	Value
JSW Energy Ltd.	92,195	$812,079
JSW Steel Ltd.	145,575	1,626,180
Jubilant Foodworks Ltd.	91,436	617,614
Jubilant Ingrevia Ltd.	9,180	57,119
Jubilant Pharmova Ltd.	16,358	145,116
Jupiter Wagons Ltd.	21,175	175,025
Just Dial Ltd. (a)	11,761	144,968
Jyothy Labs Ltd.	61,772	319,722
Kajaria Ceramics Ltd.	23,178	391,403
Kalpataru Projects International Ltd.	20,665	291,361
Kalyan Jewellers India Ltd.	72,353	434,834
Kansai Nerolac Paints Ltd.	41,371	134,005
Karnataka Bank Ltd.	32,458	87,190
Karur Vysya Bank Ltd.	105,611	261,825
Kaveri Seed Co. Ltd.	10,556	118,285
Kaynes Technology India Ltd. (a)	5,402	249,631
KEC International Ltd.	26,603	282,947
KEI Industries Ltd.	14,064	745,453
Kfin Technologies Ltd. (a)	7,904	66,369
Kirloskar Ferrous Industries Ltd.	9,006	74,284
Kirloskar Oil Engines Ltd.	17,620	294,397
Kirloskar Pneumatic Co. Ltd.	6,775	109,521
KNR Constructions Ltd.	18,235	76,253
Kotak Mahindra Bank Ltd.	254,330	5,497,584
KPI Green Energy Ltd. (d)	4,459	96,511
KPIT Technologies Ltd.	36,183	709,341
KPR Mill Ltd.	16,718	176,858
KRBL Ltd.	19,504	66,345
Krishna Institute of Medical Sciences Ltd. (a) (d)	8,931	223,239
KSB Ltd.	4,081	229,857
L&T Finance Ltd.	129,907	282,240
Lakshmi Machine Works Ltd.	1,452	296,399
Larsen & Toubro Ltd.	154,808	6,587,659
Larsen & Toubro Ltd. GDR	4,121	175,555
Latent View Analytics Ltd. (a)	15,177	91,239
Laurus Labs Ltd. (d)	85,418	434,888
Laxmi Organic Industries Ltd.	11,013	33,102
Lemon Tree Hotels Ltd. (a) (d)	83,296	144,002
LIC Housing Finance Ltd.	66,219	632,748
LT Foods Ltd.	25,939	79,708
LTIMindtree Ltd. (d)	25,366	1,638,101
Lupin Ltd.	52,718	1,025,026
Macrotech Developers Ltd. (d)	69,034	1,244,744
Mahanagar Gas Ltd.	7,097	135,910
Maharashtra Seamless Ltd.	4,344	34,163
Mahindra & Mahindra Financial Services Ltd.	99,854	359,959
Mahindra & Mahindra Ltd.	213,678	7,345,706
Mahindra & Mahindra Ltd. GDR	6,375	218,025
Mahindra Holidays & Resorts India Ltd. (a)	10,616	57,913

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Mahindra Lifespace Developers Ltd.	12,533	$89,675
Mahindra Logistics Ltd. (d)	18,959	119,375
Manappuram Finance Ltd.	96,454	240,477
Mankind Pharma Ltd. (a)	31,924	815,141
Marico Ltd.	140,640	1,033,876
Marksans Pharma Ltd. (a)	38,479	73,389
Maruti Suzuki India Ltd.	32,735	4,724,066
Mastek Ltd.	1,831	59,859
Max Financial Services Ltd. (a)	53,021	617,844
Max Healthcare Institute Ltd.	179,901	2,029,367
Medplus Health Services Ltd. (a)	17,531	143,475
Metropolis Healthcare Ltd. (d)	6,336	150,297
Mindspace Business Parks REIT (d)	37,000	147,800
Mishra Dhatu Nigam Ltd. (d)	17,132	94,456
MOIL Ltd.	18,522	109,805
Motherson Sumi Wiring India Ltd.	307,234	277,473
Motilal Oswal Financial Services Ltd.	45,896	338,245
Mphasis Ltd.	17,532	516,483
MRF Ltd.	497	771,593
Mrs Bectors Food Specialities Ltd.	6,235	102,814
MTAR Technologies Ltd. (a)	3,432	76,480
Multi Commodity Exchange of India Ltd.	5,986	281,679
Muthoot Finance Ltd.	25,785	555,311
Narayana Hrudayalaya Ltd.	15,069	217,711
Natco Pharma Ltd.	23,303	326,081
National Aluminium Co. Ltd.	208,978	468,918
Nava Ltd.	15,382	137,647
Navin Fluorine International Ltd.	7,281	312,087
Nazara Technologies Ltd. (a)	7,862	81,941
NBCC India Ltd.	145,338	273,569
NCC Ltd.	72,749	276,078
Neogen Chemicals Ltd.	3,049	58,075
NESCO Ltd.	5,149	57,024
Nestle India Ltd.	76,204	2,331,836
Network18 Media & Investments Ltd. (a)	51,852	49,522
Neuland Laboratories Ltd.	2,452	220,093
Newgen Software Technologies Ltd.	11,820	137,744
NHPC Ltd.	832,846	1,005,757
NIIT Learning Systems Ltd.	10,587	56,517
Nippon Life India Asset Management Ltd. (d)	29,174	225,468
NLC India Ltd.	80,208	230,993
NMDC Ltd.	231,626	683,455
NMDC Steel Ltd. (a)	233,438	158,728
NOCIL Ltd.	25,046	82,868
NTPC Ltd.	1,008,964	4,577,923
Security Description	Shares	Value
Nuvama Wealth Management Ltd. (a)	1,464	$86,998
Nuvoco Vistas Corp. Ltd. (a)	27,030	117,682
Oil & Natural Gas Corp. Ltd.	727,690	2,392,836
Olectra Greentech Ltd.	8,306	177,226
One 97 Communications Ltd. (a)	43,566	209,895
Orient Cement Ltd.	15,432	50,939
Orient Electric Ltd.	27,998	90,749
Page Industries Ltd.	1,452	680,825
Paisalo Digital Ltd.	80,392	71,631
Paradeep Phosphates Ltd. (d)	95,134	95,331
Patel Engineering Ltd. (a)	93,182	73,518
PB Fintech Ltd. (a)	67,865	1,137,153
PCBL Ltd.	36,013	110,651
PDS Ltd.	7,418	48,954
Persistent Systems Ltd.	23,472	1,193,888
Petronet LNG Ltd.	222,695	881,967
Phoenix Mills Ltd.	22,430	965,199
PI Industries Ltd.	17,687	805,738
Pidilite Industries Ltd.	35,304	1,337,414
Piramal Enterprises Ltd. (a)	19,534	217,155
Piramal Pharma Ltd. (a)	119,525	225,383
PNB Housing Finance Ltd. (a) (d)	24,718	232,633
PNC Infratech Ltd.	33,089	191,044
Poly Medicure Ltd.	5,840	135,205
Polycab India Ltd. (a)	11,533	932,114
Poonawalla Fincorp Ltd.	45,161	221,560
Power Finance Corp. Ltd.	345,438	2,009,557
Power Grid Corp. of India Ltd.	1,075,962	4,270,300
Power Mech Projects Ltd.	795	47,139
Praj Industries Ltd.	25,237	220,524
Prince Pipes & Fittings Ltd. (a)	6,821	55,157
Procter & Gamble Health Ltd.	760	46,027
PTC India Ltd.	38,684	95,565
Punjab National Bank	497,300	735,089
PVR Inox Ltd. (a)	18,230	312,044
Quess Corp. Ltd. (d)	16,116	116,337
Radico Khaitan Ltd.	16,248	348,089
Railtel Corp. of India Ltd.	24,807	138,482
Rain Industries Ltd. (a)	24,232	46,728
Rainbow Children's Medicare Ltd. (a)	10,076	150,540
Rajesh Exports Ltd. (a)	22,883	77,413
Rallis India Ltd.	37,687	140,941
Ramco Cements Ltd.	18,699	187,567
Ramkrishna Forgings Ltd.	19,766	210,964
Rashtriya Chemicals & Fertilizers Ltd.	31,905	73,917
Rategain Travel Technologies Ltd. (a)	8,592	76,891
Ratnamani Metals & Tubes Ltd.	5,688	246,152
RattanIndia Enterprises Ltd. (a)	74,954	75,873
Raymond Ltd.	9,369	328,391

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
RBL Bank Ltd. (d)	140,013	$441,560
REC Ltd.	304,438	1,918,174
Redington Ltd.	131,552	337,953
Relaxo Footwears Ltd.	21,337	211,688
Reliance Industries Ltd.	694,996	26,093,761
Reliance Industries Ltd. GDR (d)	13,202	984,869
Reliance Infrastructure Ltd. (a)	43,180	103,528
Reliance Power Ltd. (a)	554,969	192,538
Religare Enterprises Ltd. (a)	19,084	54,729
Restaurant Brands Asia Ltd. (a)	91,563	109,123
Rhi Magnesita India Ltd.	12,401	94,754
RITES Ltd.	8,881	73,647
Rossari Biotech Ltd. (a)	5,092	51,398
RR Kabel Ltd.	6,655	138,898
Safari Industries India Ltd.	6,074	148,471
Samvardhana Motherson International Ltd.	627,217	1,431,458
Sanofi Consumer Healthcare India Ltd. (a)	1,905	86,187
Sanofi India Ltd.	1,905	148,493
Sansera Engineering Ltd. (d)	5,139	79,574
Sapphire Foods India Ltd. (a)	5,264	98,939
Saregama India Ltd.	20,856	138,923
SBI Cards & Payment Services Ltd.	63,641	553,012
SBI Life Insurance Co. Ltd. (d)	100,984	1,806,783
Schneider Electric Infrastructure Ltd. (a)	11,065	114,820
Sheela Foam Ltd. (a)	4,012	44,026
Shipping Corp. of India Ltd.	34,905	105,421
Shoppers Stop Ltd. (a)	5,875	53,140
Shree Cement Ltd.	2,013	672,800
Shree Renuka Sugars Ltd. (a)	278,535	163,806
Shriram Finance Ltd.	63,622	2,221,382
Shyam Metalics & Energy Ltd. (a)	10,105	81,119
Siemens Ltd.	20,643	1,907,288
SIS Ltd. (a)	23,573	127,466
SJVN Ltd.	167,486	264,382
SKF India Ltd. (a)	5,041	390,978
Sobha Ltd.	12,486	292,978
Solar Industries India Ltd. (a)	7,309	878,333
Sona Blw Precision Forgings Ltd. (d)	96,510	741,873
Sonata Software Ltd.	34,016	241,676
South Indian Bank Ltd.	321,753	103,949
Spandana Sphoorty Financial Ltd. (a)	3,390	28,716
SRF Ltd.	32,038	935,946
Star Health & Allied Insurance Co. Ltd. (a)	39,916	267,415
State Bank of India	402,524	4,098,009
State Bank of India GDR (b)	1,020	103,020
Sterling & Wilson Renewable (a)	22,078	188,883
Security Description	Shares	Value
Sterlite Technologies Ltd.	54,517	$89,502
Strides Pharma Science Ltd.	26,243	298,614
Sula Vineyards Ltd.	7,633	45,608
Sumitomo Chemical India Ltd.	23,333	134,311
Sun Pharma Advanced Research Co. Ltd. (a)	24,610	70,946
Sun Pharmaceutical Industries Ltd.	222,058	4,049,970
Sun TV Network Ltd.	29,907	269,777
Sundaram Finance Ltd.	18,427	1,036,818
Sundram Fasteners Ltd.	23,040	373,848
Sunteck Realty Ltd. (a)	14,806	99,299
Suprajit Engineering Ltd.	9,970	61,078
Supreme Industries Ltd.	14,164	1,011,655
Supreme Petrochem Ltd.	18,536	170,083
Surya Roshni Ltd.	6,039	45,234
Suven Pharmaceuticals Ltd. (a)	18,967	182,875
Suzlon Energy Ltd. (a)	2,207,948	1,399,636
Swan Energy Ltd.	24,775	174,372
Symphony Ltd.	3,877	54,626
Syngene International Ltd. (d)	46,693	397,566
Syrma SGS Technology Ltd.	11,041	65,806
Tamilnad Mercantile Bank Ltd.	32,342	182,795
Tanla Platforms Ltd.	13,455	151,932
Tata Chemicals Ltd.	31,013	410,259
Tata Communications Ltd. (a)	25,743	572,497
Tata Consultancy Services Ltd.	216,533	10,137,938
Tata Consumer Products Ltd.	133,319	1,754,591
Tata Elxsi Ltd.	8,660	727,113
Tata Investment Corp. Ltd.	2,223	172,607
Tata Motors Ltd.	415,233	4,928,519
Tata Motors Ltd. Class A	103,347	824,917
Tata Power Co. Ltd. (a)	339,265	1,792,597
Tata Steel Ltd.	1,723,820	3,597,205
Tata Steel Ltd. GDR	1,300	26,780
Tata Teleservices Maharashtra Ltd. (a)	113,291	105,605
TCI Express Ltd.	4,120	60,354
TeamLease Services Ltd. (a)	3,329	118,059
Tech Mahindra Ltd.	122,216	2,096,377
Techno Electric & Engineering Co. Ltd.	10,157	189,199
Tejas Networks Ltd. (a) (d)	6,983	118,335
Texmaco Rail & Engineering Ltd.	25,872	77,069
Thermax Ltd.	12,093	776,011
Tilaknagar Industries Ltd.	21,753	65,467
Timken India Ltd.	6,375	327,020
Titagarh Rail System Ltd.	18,197	405,861
Titan Co. Ltd.	83,787	3,420,509
Torrent Pharmaceuticals Ltd.	24,208	810,335
Torrent Power Ltd.	42,867	770,282
Trent Ltd.	42,776	2,811,046
Trident Ltd.	256,336	117,059

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Triveni Engineering & Industries Ltd.	15,109	$71,760
Triveni Turbine Ltd.	38,900	289,461
TTK Prestige Ltd.	4,980	46,989
Tube Investments of India Ltd.	22,658	1,157,321
TV18 Broadcast Ltd. (a)	322,994	159,507
TVS Holdings Ltd.	542	86,070
TVS Motor Co. Ltd.	56,088	1,590,643
Ujjivan Small Finance Bank Ltd. (d)	112,982	61,038
UltraTech Cement Ltd.	27,247	3,812,505
Union Bank of India Ltd.	334,775	548,768
United Spirits Ltd.	74,892	1,146,450
UNO Minda Ltd.	42,727	559,557
UPL Ltd.	99,079	678,270
Usha Martin Ltd.	27,827	129,428
UTI Asset Management Co. Ltd.	5,427	65,114
VA Tech Wabag Ltd. (a)	9,538	146,511
Vaibhav Global Ltd.	16,144	59,746
Vardhman Textiles Ltd.	26,270	151,343
Varun Beverages Ltd.	105,227	2,056,272
Vedant Fashions Ltd.	35,000	441,406
Vedanta Ltd.	258,563	1,407,736
V-Guard Industries Ltd.	45,228	233,822
Vijaya Diagnostic Centre Pvt Ltd.	6,859	61,600
Vinati Organics Ltd.	4,690	106,744
VIP Industries Ltd.	18,899	109,932
V-Mart Retail Ltd. (a)	2,562	89,786
Voltamp Transformers Ltd.	1,394	183,952
Voltas Ltd.	54,022	953,754
VRL Logistics Ltd.	5,741	38,799
Waaree Renewable Technologies Ltd.	6,143	145,093
Welspun Corp. Ltd.	29,482	194,119
Welspun Living Ltd.	35,592	65,586
Westlife Foodworld Ltd.	16,453	165,689
Whirlpool of India Ltd.	14,536	348,350
Wipro Ltd.	274,784	1,696,568
Wipro Ltd. ADR (b)	19,054	116,229
Wockhardt Ltd. (a)	21,369	175,949
Yes Bank Ltd. (a)	3,234,637	918,945
Zee Entertainment Enterprises Ltd. (a)	193,655	352,510
Zen Technologies Ltd.	4,955	69,823
Zensar Technologies Ltd.	26,335	236,024
ZF Commercial Vehicle Control Systems India Ltd.	1,191	222,113
Zomato Ltd. (a)	1,530,652	3,681,458
Zydus Wellnes Ltd.	7,851	168,153
		424,269,895
INDONESIA — 0.4%
Adaro Energy Indonesia Tbk. PT	2,769,700	471,906
AKR Corporindo Tbk. PT	3,026,000	299,366
Security Description	Shares	Value
Amman Mineral Internasional PT (a)	1,497,700	$1,006,089
Aneka Tambang Tbk. PT	2,322,500	177,290
Aspirasi Hidup Indonesia Tbk. PT	1,445,300	75,465
Astra Agro Lestari Tbk. PT	154,200	50,851
Astra International Tbk. PT	4,600,200	1,252,940
Bank Aladin Syariah Tbk. PT (a)	1,000,000	56,183
Bank BTPN Syariah Tbk. PT	170,800	11,943
Bank Central Asia Tbk. PT	12,620,200	7,649,190
Bank Jago Tbk. PT (a)	937,500	137,977
Bank Mandiri Persero Tbk. PT	8,307,500	3,120,069
Bank Negara Indonesia Persero Tbk. PT	3,475,300	989,001
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	555,000	32,876
Bank Rakyat Indonesia Persero Tbk. PT	15,529,117	4,362,378
Bank Tabungan Negara Persero Tbk. PT	1,613,762	124,666
Barito Pacific Tbk. PT	7,070,616	427,475
BFI Finance Indonesia Tbk. PT	2,268,000	130,886
Bukit Asam Tbk. PT	469,600	70,261
Bumi Resources Minerals Tbk. PT (a)	2,386,000	21,274
Bumi Serpong Damai Tbk. PT (a)	1,332,000	77,683
Chandra Asri Pacific Tbk. PT	1,807,700	1,018,384
Charoen Pokphand Indonesia Tbk. PT	1,758,500	545,001
Ciputra Development Tbk. PT	3,929,100	271,138
Elang Mahkota Teknologi Tbk. PT	6,595,300	156,273
Erajaya Swasembada Tbk. PT	1,523,700	35,173
ESSA Industries Indonesia Tbk. PT	487,400	22,919
First Pacific Co. Ltd.	530,000	246,420
First Resources Ltd.	108,800	110,787
Golden Agri-Resources Ltd.	1,396,500	278,218
GoTo Gojek Tokopedia Tbk. PT (a)	170,202,400	519,702
Gudang Garam Tbk. PT	100,000	110,534
Indah Kiat Pulp & Paper Tbk. PT	501,700	272,680
Indo Tambangraya Megah Tbk. PT	115,300	168,285
Indocement Tunggal Prakarsa Tbk. PT	240,300	106,392
Indofood CBP Sukses Makmur Tbk. PT	604,300	380,109
Indofood Sukses Makmur Tbk. PT	1,210,900	449,235
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,079,505	98,419

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Japfa Comfeed Indonesia Tbk. PT (a)	2,105,200	$183,201
Jasa Marga Persero Tbk. PT	371,675	113,035
Kalbe Farma Tbk. PT	4,475,800	416,830
Map Aktif Adiperkasa PT	2,008,200	95,658
Medco Energi Internasional Tbk. PT	3,023,500	246,496
Medikaloka Hermina Tbk. PT	1,020,600	84,453
Merdeka Copper Gold Tbk. PT (a)	2,373,952	345,038
Mitra Adiperkasa Tbk. PT	2,793,900	251,664
Mitra Keluarga Karyasehat Tbk. PT	1,000,000	184,427
Nickel Industries Ltd.	357,995	191,270
Pabrik Kertas Tjiwi Kimia Tbk. PT	133,200	70,769
Pacific Strategic Financial Tbk. PT (a)	2,687,400	170,681
Pakuwon Jati Tbk. PT	1,357,000	30,330
Perusahaan Gas Negara Tbk. PT	2,224,000	209,158
Sarana Menara Nusantara Tbk. PT	5,005,800	224,688
Semen Indonesia Persero Tbk. PT	750,265	170,900
Smartfren Telecom Tbk. PT (a)	6,214,000	14,420
Sumber Alfaria Trijaya Tbk. PT	3,689,700	619,644
Summarecon Agung Tbk. PT (a)	988,789	30,192
Surya Citra Media Tbk. PT	2,556,000	22,165
Telkom Indonesia Persero Tbk. PT	11,339,300	2,167,451
Transcoal Pacific Tbk. PT (a)	285,500	131,635
Unilever Indonesia Tbk. PT	2,067,100	381,230
United Tractors Tbk. PT	384,200	515,591
Waskita Karya Persero Tbk. PT (a) (c)	3,149,800	19,428
XL Axiata Tbk. PT	848,800	111,964
		32,337,756
IRELAND — 0.3%
AerCap Holdings NV	50,523	4,708,744
AIB Group PLC	395,948	2,094,628
Bank of Ireland Group PLC	243,821	2,552,528
C&C Group PLC	84,628	169,881
Cairn Homes PLC	135,857	231,512
COSMO Pharmaceuticals NV (a)	2,102	163,977
Dalata Hotel Group PLC	57,861	246,810
Glanbia PLC	45,690	891,223
Glenveagh Properties PLC (a) (d)	124,876	168,366
Greencore Group PLC (a)	207,029	435,477
Irish Residential Properties REIT PLC (b)	89,200	86,614
Kerry Group PLC Class A	36,286	2,941,994
Keywords Studios PLC	17,386	508,123
Kingspan Group PLC	35,765	3,047,327
Security Description	Shares	Value
Smurfit Kappa Group PLC	60,077	$2,678,522
Uniphar PLC (b)	37,380	97,150
		21,022,876
ISRAEL — 0.6%
Africa Israel Residences Ltd.	2,183	114,290
Airport City Ltd. (a)	13,375	188,774
Alony Hetz Properties & Investments Ltd.	31,251	209,048
Amot Investments Ltd.	73,272	296,807
Ashtrom Group Ltd. (a)	18,095	206,542
Aura Investments Ltd.	43,512	133,983
Azorim-Investment Development & Construction Co. Ltd. (a)	27,782	111,801
Azrieli Group Ltd.	8,990	527,392
Bank Hapoalim BM	275,666	2,437,469
Bank Leumi Le-Israel BM	361,939	2,949,545
Bezeq The Israeli Telecommunication Corp. Ltd.	419,919	472,175
Big Shopping Centers Ltd. (a)	3,970	382,331
Blue Square Real Estate Ltd.	992	67,438
Camtek Ltd.	5,820	723,020
Cellcom Israel Ltd. (a)	30,780	106,135
Check Point Software Technologies Ltd. (a)	21,310	3,516,150
Clal Insurance Enterprises Holdings Ltd. (a)	14,033	198,880
Danel Adir Yeoshua Ltd.	1,347	110,522
Danya Cebus Ltd.	1,393	26,978
Delek Automotive Systems Ltd.	3,157	15,921
Delek Group Ltd.	2,681	283,173
Delta Galil Ltd.	2,065	87,047
Elbit Systems Ltd.	5,385	941,432
Elco Ltd.	2,531	66,177
Electra Consumer Products 1970 Ltd. (a)	2,139	42,641
Electra Ltd.	418	139,585
Electra Real Estate Ltd.	7,672	65,617
Energean PLC	35,843	446,748
Energix-Renewable Energies Ltd.	56,033	210,466
Enlight Renewable Energy Ltd. (a)	25,800	409,880
Equital Ltd. (a)	3,782	108,424
Fattal Holdings 1998 Ltd. (a)	1,483	152,622
FIBI Holdings Ltd.	4,162	164,063
First International Bank Of Israel Ltd.	11,168	423,336
Formula Systems 1985 Ltd.	1,777	124,907
Fox Wizel Ltd.	1,835	124,356
G City Ltd. (a)	12,106	28,481
Global-e Online Ltd. (a) (b)	22,800	826,956
Harel Insurance Investments & Financial Services Ltd.	26,038	208,943

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Hilan Ltd.	2,662	$137,651
ICL Group Ltd.	178,472	772,690
Isracard Ltd.	49,413	165,139
Israel Canada T.R Ltd.	83,548	265,024
Israel Corp. Ltd.	754	168,545
Israel Discount Bank Ltd. Class A	268,556	1,339,501
Isras Holdings Ltd. (a)	1,074	81,679
Isras Investment Co. Ltd.	573	99,703
Ituran Location & Control Ltd.	6,200	152,768
Kornit Digital Ltd. (a)	10,500	153,720
Kvutzat Acro Ltd.	16,671	148,203
M Yochananof & Sons Ltd.	756	35,019
Magic Software Enterprises Ltd.	4,827	45,948
Matrix IT Ltd.	6,184	111,953
Maytronics Ltd.	9,751	36,289
Mega Or Holdings Ltd. REIT	5,861	140,271
Melisron Ltd.	4,921	325,524
Menora Mivtachim Holdings Ltd.	4,497	108,032
Migdal Insurance & Financial Holdings Ltd.	75,361	84,239
Mivne Real Estate KD Ltd.	129,858	304,031
Mizrahi Tefahot Bank Ltd.	39,044	1,322,471
Nano Dimension Ltd. ADR (a) (b)	63,800	140,360
Naphtha Israel Petroleum Corp. Ltd. (a)	12,597	67,780
Nayax Ltd. (a)	1,322	28,040
Next Vision Stabilized Systems Ltd.	5,481	78,406
Nice Ltd. (a)	14,201	2,322,477
Nova Ltd. (a)	6,178	1,449,711
Oddity Tech Ltd. Class A (a) (b)	8,400	329,784
Oil Refineries Ltd.	524,773	121,191
One Software Technologies Ltd.	18,972	230,099
OPC Energy Ltd. (a)	20,175	141,384
OY Nofar Energy Ltd. (a)	2,491	55,048
Partner Communications Co. Ltd. (a)	24,825	100,099
Paz Oil Co. Ltd.	1,806	163,188
Perion Network Ltd. (a)	9,416	79,258
Phoenix Holdings Ltd.	40,232	367,377
Plus500 Ltd.	17,814	510,273
Prashkovsky Investments & Construction Ltd.	1,044	20,183
Radware Ltd. (a)	9,900	180,576
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,480	77,944
Reit 1 Ltd.	33,086	122,167
Retailors Ltd.	3,964	69,500
Sapiens International Corp. NV	5,908	197,289
Security Description	Shares	Value
Sella Capital Real Estate Ltd. REIT	33,394	$58,115
Shapir Engineering & Industry Ltd. (a)	29,728	150,802
Shikun & Binui Ltd. (a)	65,885	122,494
Shufersal Ltd.	79,708	522,613
SimilarWeb Ltd. (a)	5,700	44,289
Strauss Group Ltd.	10,127	150,002
Summit Real Estate Holdings Ltd. REIT	17,675	199,871
Tadiran Group Ltd.	1,085	56,796
Tel Aviv Stock Exchange Ltd.	19,698	141,178
Teva Pharmaceutical Industries Ltd. (a)	25,290	416,085
Teva Pharmaceutical Industries Ltd. ADR (a)	239,053	3,884,611
Tower Semiconductor Ltd. (a)	23,754	915,556
WalkMe Ltd. (a)	4,400	61,468
Wix.com Ltd. (a)	13,800	2,195,166
YH Dimri Construction & Development Ltd.	2,050	151,824
ZIM Integrated Shipping Services Ltd.	32,800	727,176
		40,298,635
ITALY — 1.6%
A2A SpA	360,010	717,471
ACEA SpA (b)	9,789	158,525
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	403	—
Amplifon SpA	28,118	1,001,703
Anima Holding SpA (d)	38,797	193,766
Ariston Holding NV	18,227	75,443
Arnoldo Mondadori Editore SpA	41,346	108,123
Ascopiave SpA (b)	16,517	40,272
Assicurazioni Generali SpA	237,251	5,922,038
Azimut Holding SpA	24,613	580,865
Banca Generali SpA	12,619	506,625
Banca IFIS SpA	5,425	112,971
Banca Monte dei Paschi di Siena SpA	210,864	990,982
Banca Popolare di Sondrio SpA	95,663	684,879
Banco BPM SpA	293,314	1,890,558
BFF Bank SpA (d)	40,374	383,812
BPER Banca SpA	219,007	1,108,117
Brembo NV (b)	31,950	351,122
Brunello Cucinelli SpA	7,678	769,402
Buzzi SpA	20,803	837,870
Carel Industries SpA (b) (d)	11,432	211,964
CIR SpA-Compagnie Industriali (a)	81,273	51,827
Coca-Cola HBC AG	51,934	1,771,230
Credito Emiliano SpA	19,269	192,060
Cromwell European Real Estate Investment Trust	89,560	134,380

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
d'Amico International Shipping SA	9,382	$74,207
Danieli & C Officine Meccaniche SpA (e)	8,295	236,923
Danieli & C Officine Meccaniche SpA (e)	1,537	58,643
Davide Campari-Milano NV	151,908	1,436,613
De' Longhi SpA	16,314	510,548
DiaSorin SpA	5,143	512,948
Digital Value SpA (a)	503	32,453
El.En. SpA	10,888	110,157
Enav SpA (d)	61,168	244,265
Enel SpA	1,944,112	13,530,918
Eni SpA	513,505	7,899,713
ERG SpA (b)	12,673	318,369
Ferrari NV	30,198	12,321,249
Ferretti SpA	32,899	98,374
Fila SpA	4,681	43,045
Fincantieri SpA (a) (b)	5,992	29,098
FinecoBank Banca Fineco SpA	137,892	2,057,179
GVS SpA (a) (b) (d)	12,903	90,855
Hera SpA (b)	185,002	633,293
Industrie De Nora SpA (b)	9,354	112,282
Infrastrutture Wireless Italiane SpA (d)	80,532	841,525
Intercos SpA	10,868	176,347
Interpump Group SpA (b)	17,211	765,136
Intesa Sanpaolo SpA	3,435,146	12,778,901
Iren SpA (a)	140,495	291,966
Italgas SpA	109,849	541,797
Iveco Group NV	54,778	614,676
Juventus Football Club SpA (a) (b)	13,996	33,203
Leonardo SpA	93,011	2,161,162
Lottomatica Group SpA	19,888	240,646
Maire SpA	31,169	258,558
MARR SpA (b)	7,511	97,887
Mediobanca Banca di Credito Finanziario SpA	116,345	1,707,045
MFE-MediaForEurope NV Class A (b)	50,314	173,528
MFE-MediaForEurope NV Class B (b)	8,026	34,838
Moncler SpA	50,974	3,117,268
Nexi SpA (a) (d)	140,573	857,853
OVS SpA (d)	50,146	133,500
Pharmanutra SpA (b)	582	29,660
Piaggio & C SpA	24,484	72,844
Pirelli & C SpA (d)	95,706	570,306
Poste Italiane SpA (d)	110,112	1,403,760
Prysmian SpA	60,377	3,741,479
RAI Way SpA (d)	21,648	113,918
Recordati Industria Chimica e Farmaceutica SpA	24,629	1,285,492
Reply SpA	4,814	710,966
Safilo Group SpA (a) (b)	36,831	39,632
Security Description	Shares	Value
Saipem SpA (a)	270,382	$693,159
Salcef Group SpA	3,946	108,054
Salvatore Ferragamo SpA (b)	11,696	99,091
Sanlorenzo SpA (b)	2,587	107,023
Saras SpA	89,482	155,266
Seco SpA (a) (b)	5,196	16,762
Sesa SpA (b)	1,926	238,001
Snam SpA	455,368	2,016,097
SOL SpA	7,183	254,817
Spaxs SpA (a)	8,543	43,656
Tamburi Investment Partners SpA (b)	17,060	171,139
Technogym SpA (d)	31,825	328,123
Technoprobe SpA (a)	31,667	312,240
Telecom Italia SpA (a) (b)	2,100,079	503,045
Terna - Rete Elettrica Nazionale	324,667	2,511,590
Tinexta SpA (b)	5,449	94,257
UniCredit SpA	388,593	14,412,108
Unipol Gruppo SpA	89,111	886,284
Webuild SpA (b)	87,632	192,347
Wiit SpA	1,415	34,880
Zignago Vetro SpA (b)	8,068	102,033
		115,221,002
JAPAN — 15.0%
77 Bank Ltd.	13,700	381,123
ABC-Mart, Inc.	22,900	402,166
Acom Co. Ltd.	105,300	267,734
Activia Properties, Inc. REIT	155	351,703
Adastria Co. Ltd.	7,500	169,480
ADEKA Corp.	16,800	338,172
Advance Logistics Investment Corp. REIT	131	97,806
Advance Residence Investment Corp. REIT	323	657,606
Advantest Corp.	184,600	7,373,213
Aeon Co. Ltd. (b)	160,500	3,431,304
Aeon Delight Co. Ltd.	3,300	81,751
AEON Financial Service Co. Ltd.	30,600	250,910
Aeon Hokkaido Corp.	11,100	62,656
Aeon Mall Co. Ltd. (b)	21,600	254,524
AEON REIT Investment Corp.	419	346,953
AGC, Inc. (b)	49,700	1,608,468
Ai Holdings Corp. (b)	7,300	107,825
Aica Kogyo Co. Ltd.	11,900	258,773
Aichi Corp.	11,000	85,273
Aichi Financial Group, Inc.	8,900	148,610
Aida Engineering Ltd.	8,700	49,271
Aiful Corp.	60,800	144,006
Ain Holdings, Inc.	5,700	212,182
Air Water, Inc.	42,000	568,016
Aisin Corp.	33,300	1,085,366
Ajinomoto Co., Inc.	114,400	4,011,752
Alfresa Holdings Corp.	41,200	564,240
Alpen Co. Ltd. (b)	6,500	82,472

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Alps Alpine Co. Ltd.	43,200	$412,637
Alps Logistics Co. Ltd.	3,700	131,568
Amada Co. Ltd.	81,600	901,425
Amano Corp.	12,100	312,467
Amvis Holdings, Inc.	10,600	151,494
ANA Holdings, Inc.	38,400	708,870
Anritsu Corp.	27,500	210,789
Anycolor, Inc. (a)	3,600	61,746
AOKI Holdings, Inc.	8,500	70,648
Aoyama Trading Co. Ltd.	9,700	90,090
Aozora Bank Ltd. (b)	24,300	396,918
Appier Group, Inc. (a)	16,500	123,909
Arata Corp.	6,200	136,056
ARCLANDS Corp.	16,667	201,421
Arcs Co. Ltd.	8,800	159,030
ARE Holdings, Inc.	15,500	202,254
Argo Graphics, Inc.	2,900	86,445
Ariake Japan Co. Ltd.	4,100	133,302
Artience Co. Ltd. (b)	7,600	158,747
As One Corp.	12,000	213,875
Asahi Group Holdings Ltd.	117,300	4,138,241
Asahi Intecc Co. Ltd.	52,000	729,119
Asahi Kasei Corp.	285,000	1,825,765
Asahi Yukizai Corp.	4,800	156,360
Asics Corp.	162,000	2,478,441
ASKUL Corp. (b)	8,400	114,099
Astellas Pharma, Inc.	440,300	4,352,089
Atom Corp. (a) (b)	44,800	201,358
Autobacs Seven Co. Ltd.	12,200	117,935
Avex, Inc.	6,600	55,964
Awa Bank Ltd.	4,900	86,084
Axial Retailing, Inc.	14,900	94,943
Azbil Corp.	27,400	763,269
AZ-COM MARUWA Holdings, Inc.	12,500	90,840
Bandai Namco Holdings, Inc.	139,900	2,730,859
Bank of Nagoya Ltd.	2,200	105,993
Base Co. Ltd.	1,900	33,675
BayCurrent Consulting, Inc.	29,900	602,238
Belc Co. Ltd.	2,400	113,689
Bell System24 Holdings, Inc.	7,200	71,526
Belluna Co. Ltd.	61,600	294,099
Bengo4.com, Inc. (a) (b)	2,500	52,608
Bic Camera, Inc. (b)	20,300	193,460
BIPROGY, Inc.	16,600	460,045
BML, Inc.	3,000	53,655
Bridgestone Corp. (b)	137,800	5,415,713
Brother Industries Ltd.	51,700	909,876
Bunka Shutter Co. Ltd.	10,500	114,948
C Uyemura & Co. Ltd.	2,600	179,572
Calbee, Inc.	17,400	334,133
Canon Electronics, Inc.	2,900	40,744
Canon Marketing Japan, Inc.	11,700	325,412
Canon, Inc. (b)	240,400	6,506,910
Capcom Co. Ltd.	79,900	1,506,507
Casio Computer Co. Ltd.	44,900	335,368
Security Description	Shares	Value
Cawachi Ltd.	5,300	$96,867
Cellebrite DI Ltd. (a)	35,177	420,365
Central Automotive Products Ltd.	2,600	86,149
Central Glass Co. Ltd.	4,900	114,077
Central Japan Railway Co.	178,700	3,858,169
Change Holdings, Inc. (b)	6,500	48,530
Chiba Bank Ltd.	120,500	1,072,709
Chiyoda Corp. (a) (b)	30,000	56,322
Chofu Seisakusho Co. Ltd.	3,100	42,551
Chubu Electric Power Co., Inc.	147,900	1,747,842
Chudenko Corp.	5,700	114,099
Chugai Pharmaceutical Co. Ltd.	162,800	5,784,936
Chugin Financial Group, Inc.	33,900	355,417
Chugoku Electric Power Co., Inc.	62,700	411,803
Chugoku Marine Paints Ltd.	8,400	106,214
CI Takiron Corp.	12,200	55,744
Citizen Watch Co. Ltd.	50,000	334,142
CKD Corp.	11,000	217,456
Coca-Cola Bottlers Japan Holdings, Inc.	36,300	455,160
COLOPL, Inc.	4,900	19,922
Colowide Co. Ltd. (b)	16,000	199,030
Comforia Residential REIT, Inc.	173	341,999
COMSYS Holdings Corp.	25,500	489,994
Comture Corp.	6,200	70,341
Concordia Financial Group Ltd.	244,100	1,435,829
Cosmo Energy Holdings Co. Ltd.	15,400	775,457
Cosmos Pharmaceutical Corp.	4,600	371,037
Cover Corp. (a) (b)	5,200	64,814
CRE Logistics REIT, Inc. (b)	137	122,130
Create Restaurants Holdings, Inc.	31,600	216,089
Create SD Holdings Co. Ltd.	6,100	137,085
Credit Saison Co. Ltd.	34,400	711,695
Curves Holdings Co. Ltd.	4,300	20,931
CyberAgent, Inc.	99,200	621,310
Cybozu, Inc. (b)	7,400	91,959
Dai Nippon Printing Co. Ltd. (b)	53,400	1,796,598
Daicel Corp.	53,800	515,893
Dai-Dan Co. Ltd.	8,000	152,679
Daido Steel Co. Ltd.	28,000	258,486
Daiei Kankyo Co. Ltd.	8,000	135,770
Daifuku Co. Ltd.	73,100	1,367,842
Daihen Corp.	4,100	211,550
Dai-ichi Life Holdings, Inc.	217,000	5,797,998
Daiichi Sankyo Co. Ltd.	439,800	15,102,917
Daiichikosho Co. Ltd.	17,800	183,300
Daiki Aluminium Industry Co. Ltd. (b)	6,500	51,399
Daikin Industries Ltd.	63,100	8,775,003

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Daikokutenbussan Co. Ltd.	2,200	$117,071
Daio Paper Corp. (b)	35,500	196,457
Daiseki Co. Ltd.	10,660	247,845
Daishi Hokuetsu Financial Group, Inc.	7,800	248,750
Daito Trust Construction Co. Ltd.	14,000	1,443,429
Daiwa House Industry Co. Ltd.	136,000	3,446,923
Daiwa House REIT Investment Corp.	564	861,813
Daiwa Industries Ltd.	6,600	62,939
Daiwa Office Investment Corp. REIT	150	264,267
Daiwa Securities Group, Inc.	307,800	2,347,822
Daiwa Securities Living Investments Corp. REIT	502	327,676
Daiwabo Holdings Co. Ltd.	17,700	317,062
DCM Holdings Co. Ltd.	25,500	231,444
DeNA Co. Ltd.	16,900	167,571
Denka Co. Ltd.	17,200	231,333
Denso Corp.	454,100	7,051,733
Dentsu Group, Inc. (b)	50,800	1,279,948
Dentsu Soken, Inc. (b)	6,300	206,789
Descente Ltd.	7,200	151,063
Dexerials Corp.	12,700	588,419
DIC Corp. (b)	16,400	311,056
Digital Arts, Inc.	1,700	47,663
Digital Garage, Inc. (b)	9,600	147,408
Dip Corp.	7,800	132,667
Disco Corp.	22,100	8,386,075
DMG Mori Co. Ltd. (b)	27,000	701,100
Doshisha Co. Ltd.	4,900	72,132
Doutor Nichires Holdings Co. Ltd.	6,400	89,121
Dowa Holdings Co. Ltd.	11,400	404,592
DTS Corp.	8,600	225,345
Duskin Co. Ltd.	11,700	266,716
DyDo Group Holdings, Inc. (b)	2,000	33,296
Eagle Industry Co. Ltd.	4,800	57,531
Earth Corp. (b)	6,200	186,162
East Japan Railway Co.	221,800	3,673,916
Ebara Corp.	106,000	1,676,060
EDION Corp.	11,900	120,213
eGuarantee, Inc.	9,200	82,929
Eiken Chemical Co. Ltd. (b)	8,200	114,186
Eisai Co. Ltd.	58,100	2,380,923
Eizo Corp.	3,100	93,755
Elecom Co. Ltd.	10,000	101,455
Electric Power Development Co. Ltd.	33,900	529,068
en Japan, Inc.	9,200	149,673
ENEOS Holdings, Inc.	664,800	3,416,161
Enplas Corp.	1,300	64,895
ES-Con Japan Ltd.	18,200	119,704
euglena Co. Ltd. (a) (b)	34,800	117,038
Exedy Corp.	6,600	120,955
EXEO Group, Inc.	39,800	395,748
Security Description	Shares	Value
Ezaki Glico Co. Ltd. (b)	11,100	$288,506
Fancl Corp. (b)	16,900	288,916
FANUC Corp.	229,400	6,287,608
Fast Retailing Co. Ltd.	41,800	10,539,649
FCC Co. Ltd.	8,000	116,822
Ferrotec Holdings Corp. (b)	10,200	175,707
Financial Partners Group Co. Ltd.	14,500	201,734
Food & Life Cos. Ltd.	30,900	500,113
FP Corp.	10,000	149,944
FP Partner, Inc.	1,700	30,912
Freee KK (a)	11,800	177,668
Frontier Real Estate Investment Corp. REIT (b)	120	327,863
Fuji Co. Ltd.	12,300	154,304
Fuji Corp.	19,800	313,752
Fuji Electric Co. Ltd.	29,100	1,655,621
Fuji Kyuko Co. Ltd.	4,100	81,307
Fuji Media Holdings, Inc.	10,100	115,247
Fuji Oil Holdings, Inc.	9,500	165,981
Fuji Seal International, Inc.	6,200	94,892
Fuji Soft, Inc. (b)	12,000	541,589
Fujicco Co. Ltd.	4,500	51,977
FUJIFILM Holdings Corp.	260,400	6,089,922
Fujikura Ltd.	57,700	1,139,222
Fujimi, Inc.	11,200	211,314
Fujimori Kogyo Co. Ltd.	2,700	71,167
Fujio Food Group, Inc. (a)	4,800	42,760
Fujitec Co. Ltd.	16,100	429,974
Fujitsu General Ltd.	15,600	202,395
Fujitsu Ltd.	424,000	6,634,390
Fujiya Co. Ltd.	3,600	58,501
Fukuda Denshi Co. Ltd.	3,400	143,727
Fukuoka Financial Group, Inc.	40,200	1,074,599
Fukuoka REIT Corp.	190	186,149
Fukushima Galilei Co. Ltd.	2,400	99,217
Fukuyama Transporting Co. Ltd. (b)	4,200	103,655
Funai Soken Holdings, Inc. (b)	9,400	133,994
Furukawa Co. Ltd.	5,200	60,773
Furukawa Electric Co. Ltd.	16,900	428,016
Furuya Metal Co. Ltd.	3,900	105,949
Fuso Chemical Co. Ltd.	3,100	78,820
Future Corp.	8,700	82,641
Fuyo General Lease Co. Ltd.	3,600	275,382
G-7 Holdings, Inc.	8,400	86,110
Genky DrugStores Co. Ltd.	6,600	118,247
Geo Holdings Corp.	5,700	59,282
Global One Real Estate Investment Corp. REIT	218	138,096
Glory Ltd.	9,800	170,796
GLP J-Reit	1,080	881,537
GMO Financial Gate, Inc.	800	33,122
GMO Financial Holdings, Inc.	5,300	25,831
GMO internet group, Inc.	14,300	218,331
GMO Payment Gateway, Inc.	9,000	495,319

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
GNI Group Ltd. (a) (b)	10,100	$148,744
Godo Steel Ltd.	1,900	60,593
Goldcrest Co. Ltd. (b)	3,600	60,201
Goldwin, Inc. (b)	4,400	241,089
Gree, Inc. (b)	15,200	50,364
GS Yuasa Corp.	17,400	344,733
G-Tekt Corp.	3,300	40,147
GungHo Online Entertainment, Inc.	10,100	170,248
Gunma Bank Ltd.	76,900	490,963
Gunze Ltd.	3,200	114,584
H.U. Group Holdings, Inc.	13,300	194,217
H2O Retailing Corp.	28,600	423,506
Hachijuni Bank Ltd.	91,100	594,364
Hakuhodo DY Holdings, Inc.	49,800	363,764
Hakuto Co. Ltd. (b)	1,900	60,711
Halows Co. Ltd.	1,500	41,682
Hamakyorex Co. Ltd.	2,200	60,245
Hamamatsu Photonics KK	32,200	862,350
Hankyu Hanshin Holdings, Inc.	51,700	1,373,653
Hankyu Hanshin REIT, Inc.	144	118,075
Hanwa Co. Ltd.	7,600	291,036
Harmonic Drive Systems, Inc.	11,300	319,626
Haseko Corp.	58,200	643,290
Hazama Ando Corp.	38,400	278,344
Heiwa Corp.	14,200	182,907
Heiwa Real Estate Co. Ltd.	6,700	163,272
Heiwa Real Estate REIT, Inc.	267	219,429
Heiwado Co. Ltd.	6,200	93,119
Hiday Hidaka Corp.	6,100	113,953
Hikari Tsushin, Inc.	4,600	856,888
Hino Motors Ltd. (a)	62,100	161,369
Hioki EE Corp. (b)	2,100	88,642
Hirata Corp. (b)	2,600	107,646
Hirogin Holdings, Inc.	60,900	470,587
Hirose Electric Co. Ltd.	7,000	773,281
HIS Co. Ltd. (a)	9,300	94,064
Hisamitsu Pharmaceutical Co., Inc.	12,200	281,906
Hitachi Construction Machinery Co. Ltd.	24,100	645,423
Hitachi Ltd.	1,098,500	24,590,939
Hitachi Zosen Corp.	36,800	240,666
Hogy Medical Co. Ltd. (b)	6,600	161,861
Hokkaido Electric Power Co., Inc.	39,100	290,224
Hokkoku Financial Holdings, Inc.	3,200	105,035
Hokuetsu Corp. (b)	24,400	160,482
Hokuhoku Financial Group, Inc.	54,100	695,000
Hokuriku Electric Power Co.	36,300	229,837
Hokuto Corp.	6,300	74,413
Honda Motor Co. Ltd.	1,064,500	11,382,196
Horiba Ltd.	8,200	661,669
Hoshino Resorts REIT, Inc. (b)	66	213,764
Hoshizaki Corp.	24,900	789,754
Security Description	Shares	Value
Hosiden Corp.	7,100	$94,984
House Foods Group, Inc.	13,400	237,078
Hoya Corp.	83,800	9,744,368
Hulic Co. Ltd. (b)	89,200	789,913
Hulic Reit, Inc.	309	280,455
Hyakugo Bank Ltd.	58,100	249,939
Ibiden Co. Ltd.	26,000	1,058,361
Ichibanya Co. Ltd.	20,500	140,949
Ichigo Office REIT Investment Corp.	183	93,969
Ichigo, Inc.	57,100	142,342
Idec Corp.	6,100	111,981
Idemitsu Kosan Co. Ltd.	227,885	1,475,458
IDOM, Inc.	21,200	184,245
IHI Corp.	33,200	991,707
Iida Group Holdings Co. Ltd.	35,800	471,258
Iino Kaiun Kaisha Ltd.	16,300	129,703
I'll, Inc.	1,900	29,222
Inaba Denki Sangyo Co. Ltd.	12,200	297,302
Inabata & Co. Ltd.	10,200	223,834
Industrial & Infrastructure Fund Investment Corp. REIT	541	425,778
Infocom Corp.	5,300	199,664
Infomart Corp. (b)	36,200	69,537
INFRONEER Holdings, Inc.	48,680	394,772
Inpex Corp. (b)	222,500	3,274,012
Insource Co. Ltd.	6,400	35,449
Internet Initiative Japan, Inc.	29,200	430,122
Invincible Investment Corp. REIT	1,518	615,278
Iriso Electronics Co. Ltd.	4,100	77,484
Isetan Mitsukoshi Holdings Ltd. (b)	77,900	1,462,502
Ispace, Inc. (a)	7,200	33,211
Isuzu Motors Ltd.	131,700	1,744,702
Ito En Ltd.	11,400	246,766
ITOCHU Corp. (b)	283,000	13,817,493
Itochu Enex Co. Ltd.	11,400	107,792
Itochu-Shokuhin Co. Ltd.	800	35,111
Itoham Yonekyu Holdings, Inc.	4,500	120,151
Itoki Corp.	8,700	92,863
Iwatani Corp.	9,500	552,424
Iyogin Holdings, Inc.	53,100	491,685
Izumi Co. Ltd.	7,000	139,991
J Front Retailing Co. Ltd.	52,600	548,530
J Trust Co. Ltd. (b)	15,900	40,229
JAC Recruitment Co. Ltd.	33,200	135,805
Jaccs Co. Ltd.	4,500	130,222
JAFCO Group Co. Ltd.	10,800	127,497
Japan Airlines Co. Ltd.	32,800	517,610
Japan Airport Terminal Co. Ltd. (b)	14,700	501,423
Japan Aviation Electronics Industry Ltd.	11,800	189,991
Japan Elevator Service Holdings Co. Ltd.	14,200	228,192
Japan Excellent, Inc. REIT (b)	252	185,953

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Japan Exchange Group, Inc.	116,100	$2,707,990
Japan Hotel REIT Investment Corp.	1,139	550,170
Japan Lifeline Co. Ltd.	15,700	110,581
Japan Logistics Fund, Inc. REIT	230	380,331
Japan Material Co. Ltd.	14,200	195,442
Japan Metropolitan Fund Invest REIT	1,655	931,105
Japan Petroleum Exploration Co. Ltd.	6,700	270,732
Japan Post Bank Co. Ltd.	355,100	3,354,311
Japan Post Holdings Co. Ltd.	505,600	5,013,254
Japan Post Insurance Co. Ltd.	42,100	816,823
Japan Prime Realty Investment Corp. REIT (b)	210	422,977
Japan Pulp & Paper Co. Ltd.	2,000	75,594
Japan Real Estate Investment Corp. REIT	304	960,040
Japan Securities Finance Co. Ltd.	22,000	218,414
Japan Steel Works Ltd.	16,400	436,660
Japan Tobacco, Inc. (b)	287,500	7,771,043
Japan Wool Textile Co. Ltd.	10,200	86,300
JCR Pharmaceuticals Co. Ltd.	15,400	58,111
JCU Corp.	3,500	86,923
Jeol Ltd.	9,500	429,230
JFE Holdings, Inc.	130,800	1,882,801
JGC Holdings Corp.	50,900	398,853
JINS Holdings, Inc. (b)	4,500	109,521
JMDC, Inc. (b)	6,900	142,452
J-Oil Mills, Inc. (b)	3,600	44,603
Joshin Denki Co. Ltd.	3,500	57,637
Joyful Honda Co. Ltd.	11,600	160,955
JTEKT Corp.	43,700	304,129
JTOWER, Inc. (a) (b)	1,800	18,933
Juroku Financial Group, Inc.	8,300	245,863
Justsystems Corp.	7,200	134,726
JVCKenwood Corp.	33,700	195,253
Kadokawa Corp.	21,100	338,353
Kaga Electronics Co. Ltd.	3,500	125,544
Kagome Co. Ltd.	16,300	331,148
Kajima Corp.	97,800	1,691,102
Kakaku.com, Inc.	27,000	353,907
Kaken Pharmaceutical Co. Ltd.	5,700	136,423
Kameda Seika Co. Ltd. (b)	1,600	42,223
Kamigumi Co. Ltd.	20,200	416,030
Kanamoto Co. Ltd.	4,700	86,660
Kandenko Co. Ltd.	27,300	292,245
Kaneka Corp.	10,500	275,783
Kanematsu Corp.	18,500	309,828
Kansai Electric Power Co., Inc.	162,300	2,726,188
Kansai Paint Co. Ltd.	41,500	668,190
Kao Corp. (b)	112,900	4,578,886
Kappa Create Co. Ltd.	7,600	81,499
Security Description	Shares	Value
Kasumigaseki Capital Co. Ltd.	1,400	$120,453
Katakura Industries Co. Ltd.	5,600	75,161
Katitas Co. Ltd. (b)	9,300	100,770
Kato Sangyo Co. Ltd.	4,900	131,288
Kawasaki Heavy Industries Ltd.	34,900	1,325,619
Kawasaki Kisen Kaisha Ltd.	119,100	1,732,525
KDDI Corp.	357,600	9,456,859
KDX Realty Investment Corp. REIT	936	910,630
KeePer Technical Laboratory Co. Ltd. (b)	4,900	124,891
Keihan Holdings Co. Ltd.	22,600	404,344
Keihanshin Building Co. Ltd.	6,200	64,559
Keikyu Corp.	53,300	389,495
Keio Corp.	22,900	531,429
Keisei Electric Railway Co. Ltd.	30,800	991,053
Keiyo Bank Ltd.	20,200	110,255
Kewpie Corp.	21,400	425,579
Keyence Corp.	46,100	20,218,544
KFC Holdings Japan Ltd.	3,300	133,141
KH Neochem Co. Ltd.	5,100	72,540
Kikkoman Corp.	156,600	1,814,150
Kinden Corp.	27,800	553,546
Kintetsu Group Holdings Co. Ltd.	40,900	890,413
Kirin Holdings Co. Ltd. (b)	179,000	2,306,770
Kisoji Co. Ltd.	6,300	101,789
Kissei Pharmaceutical Co. Ltd.	5,900	119,570
Ki-Star Real Estate Co. Ltd. (b)	2,300	50,258
Kitz Corp. (b)	13,700	96,835
Kiyo Bank Ltd.	12,500	145,624
Koa Corp.	4,200	40,366
Kobayashi Pharmaceutical Co. Ltd. (b)	10,400	337,680
Kobe Bussan Co. Ltd. (b)	34,900	777,581
Kobe Steel Ltd.	90,400	1,121,992
Koei Tecmo Holdings Co. Ltd.	25,320	218,634
Kohnan Shoji Co. Ltd.	5,100	132,367
Koito Manufacturing Co. Ltd.	58,000	800,087
Kokuyo Co. Ltd.	18,800	315,203
Komatsu Ltd.	222,700	6,466,690
KOMEDA Holdings Co. Ltd.	10,000	168,967
Komeri Co. Ltd. (b)	7,500	162,952
Konami Group Corp.	23,100	1,662,924
Konica Minolta, Inc.	110,200	304,992
Konishi Co. Ltd. (b)	10,400	84,113
Konoike Transport Co. Ltd.	4,700	70,065
Kosaido Holdings Co. Ltd. (b)	16,500	63,493
Kose Corp.	7,100	451,750
Koshidaka Holdings Co. Ltd. (b)	10,700	57,604
Kotobuki Spirits Co. Ltd. (b)	22,000	255,408
Krosaki Harima Corp.	4,000	69,427
K's Holdings Corp.	30,200	283,958

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Kubota Corp.	245,700	$3,436,684
Kumagai Gumi Co. Ltd.	7,000	159,922
Kumiai Chemical Industry Co. Ltd.	12,100	60,553
Kura Sushi, Inc.	4,700	118,187
Kuraray Co. Ltd. (b)	69,800	802,531
Kureha Corp.	7,200	125,058
Kurita Water Industries Ltd.	24,100	1,021,621
Kusuri No. Aoki Holdings Co. Ltd.	9,000	170,086
KYB Corp.	4,100	138,145
Kyocera Corp.	314,400	3,618,747
Kyoei Steel Ltd.	3,100	40,393
Kyokuto Kaihatsu Kogyo Co. Ltd.	5,800	90,573
Kyorin Pharmaceutical Co. Ltd.	6,100	64,542
Kyoritsu Maintenance Co. Ltd. (b)	12,600	234,987
Kyoto Financial Group, Inc.	55,200	979,366
Kyowa Kirin Co. Ltd.	61,300	1,047,008
Kyudenko Corp.	9,800	360,235
Kyushu Electric Power Co., Inc.	96,700	996,095
Kyushu Financial Group, Inc. (b)	69,300	406,339
Kyushu Railway Co.	30,200	654,277
LaSalle Logiport REIT	496	455,114
Lasertec Corp.	19,500	4,374,953
Leopalace21 Corp.	38,400	122,700
Life Corp.	4,600	112,669
Lifenet Insurance Co. (a) (b)	23,500	263,254
Lintec Corp.	8,700	184,698
Lion Corp. (b)	57,100	445,129
LITALICO, Inc.	3,800	41,293
Lixil Corp.	64,100	674,831
LY Corp.	603,500	1,459,040
M&A Capital Partners Co. Ltd. (b)	3,100	42,301
M&A Research Institute Holdings, Inc. (a) (b)	15,300	381,882
M3, Inc.	103,300	984,773
Mabuchi Motor Co. Ltd. (b)	20,200	299,810
Macnica Holdings, Inc.	10,400	436,404
Maeda Kosen Co. Ltd.	11,400	119,840
Makino Milling Machine Co. Ltd.	4,600	193,025
Makita Corp.	50,900	1,383,407
Mandom Corp.	3,500	26,305
Mani, Inc.	16,200	199,907
Marubeni Corp.	342,900	6,342,776
Maruha Nichiro Corp.	9,200	180,557
Marui Group Co. Ltd.	39,800	561,396
Maruichi Steel Tube Ltd.	12,700	294,565
Maruwa Co. Ltd.	2,500	597,569
Maruzen Showa Unyu Co. Ltd.	2,600	88,574
Matsuda Sangyo Co. Ltd.	1,700	30,975
Security Description	Shares	Value
Matsui Securities Co. Ltd.	30,700	$160,313
MatsukiyoCocokara & Co.	81,120	1,164,909
Matsuyafoods Holdings Co. Ltd.	2,200	81,785
Max Co. Ltd.	6,000	143,417
Maxell Ltd.	6,800	75,415
Maxvalu Tokai Co. Ltd.	1,400	27,067
Mazda Motor Corp.	128,400	1,242,014
McDonald's Holdings Co. Japan Ltd. (b)	19,900	784,322
MCJ Co. Ltd.	15,000	140,899
Mebuki Financial Group, Inc.	213,600	831,773
Medipal Holdings Corp.	41,400	630,034
Medley, Inc. (a) (b)	4,300	96,233
Megachips Corp.	1,800	45,655
Megmilk Snow Brand Co. Ltd.	9,900	160,076
Meidensha Corp.	7,900	179,255
MEIJI Holdings Co. Ltd.	53,300	1,149,432
Meiko Electronics Co. Ltd.	4,700	209,493
MEITEC Group Holdings, Inc.	15,900	322,033
Menicon Co. Ltd.	11,500	94,439
Mercari, Inc. (a) (b)	23,100	286,847
METAWATER Co. Ltd.	4,200	50,862
Micronics Japan Co. Ltd.	8,600	357,665
Mie Kotsu Group Holdings, Inc.	19,400	72,964
Milbon Co. Ltd.	6,100	126,088
Mimasu Semiconductor Industry Co. Ltd. (b)	4,300	98,639
Minebea Mitsumi, Inc.	82,000	1,679,659
Mirai Corp. REIT	431	120,169
Mirai Industry Co. Ltd. (b)	2,000	49,422
Mirait One Corp.	19,000	247,274
MISUMI Group, Inc.	65,600	1,121,676
Mitani Sekisan Co. Ltd.	4,200	157,963
Mitsubishi Chemical Group Corp.	313,700	1,741,673
Mitsubishi Corp.	797,700	15,610,839
Mitsubishi Electric Corp.	463,200	7,393,174
Mitsubishi Estate Co. Ltd.	273,500	4,284,595
Mitsubishi Estate Logistics REIT Investment Corp.	116	274,748
Mitsubishi Gas Chemical Co., Inc.	35,100	669,444
Mitsubishi HC Capital, Inc.	182,230	1,203,085
Mitsubishi Heavy Industries Ltd.	770,400	8,251,891
Mitsubishi Logisnext Co. Ltd.	7,200	71,660
Mitsubishi Logistics Corp.	12,100	397,165
Mitsubishi Materials Corp.	27,000	495,319
Mitsubishi Motors Corp.	152,500	420,167
Mitsubishi Pencil Co. Ltd. (b)	5,800	90,501
Mitsubishi Research Institute, Inc.	1,100	33,986
Mitsubishi Shokuhin Co. Ltd.	3,700	125,587
Mitsubishi UFJ Financial Group, Inc.	2,628,600	28,253,446

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Mitsuboshi Belting Ltd.	4,200	$118,146
Mitsui & Co. Ltd.	611,800	13,885,875
Mitsui Chemicals, Inc.	38,800	1,070,944
Mitsui DM Sugar Holdings Co. Ltd.	2,500	52,686
Mitsui E&S Co. Ltd.	21,500	194,604
Mitsui Fudosan Co. Ltd.	643,800	5,877,286
Mitsui Fudosan Logistics Park, Inc. REIT	135	363,810
Mitsui High-Tec, Inc. (b)	4,300	168,006
Mitsui Mining & Smelting Co. Ltd.	11,600	370,586
Mitsui OSK Lines Ltd. (b)	78,900	2,363,174
Mitsui-Soko Holdings Co. Ltd.	7,100	210,758
Mitsuuroko Group Holdings Co. Ltd.	3,800	41,647
Miura Co. Ltd.	18,800	380,652
MIXI, Inc.	7,200	135,621
Mizuho Financial Group, Inc.	575,120	12,005,800
Mizuho Leasing Co. Ltd.	29,500	206,496
Mizuno Corp.	3,400	167,400
Mochida Pharmaceutical Co. Ltd.	3,500	67,776
Modec, Inc.	18,800	339,162
Monex Group, Inc.	37,700	170,384
Money Forward, Inc. (a)	10,300	345,446
Monogatari Corp. (b)	8,200	173,064
MonotaRO Co. Ltd. (b)	60,300	708,861
Mori Hills REIT Investment Corp.	383	313,333
Mori Trust Reit, Inc. (b)	646	278,704
Morinaga & Co. Ltd.	14,600	225,907
Morinaga Milk Industry Co. Ltd.	16,600	347,871
Morita Holdings Corp.	4,400	51,177
MOS Food Services, Inc.	5,200	117,021
MS&AD Insurance Group Holdings, Inc.	309,800	6,885,086
Murata Manufacturing Co. Ltd.	413,200	8,533,199
Musashi Seimitsu Industry Co. Ltd.	10,800	126,423
Musashino Bank Ltd.	4,100	83,473
Nabtesco Corp.	23,100	391,749
Nachi-Fujikoshi Corp.	2,300	50,187
Nafco Co. Ltd.	2,000	38,108
Nagaileben Co. Ltd.	6,300	103,512
Nagase & Co. Ltd.	20,100	393,478
Nagawa Co. Ltd. (b)	1,600	81,761
Nagoya Railroad Co. Ltd.	42,500	463,283
Nakanishi, Inc.	13,100	207,828
Namura Shipbuilding Co. Ltd. (b)	10,000	149,758
Nankai Electric Railway Co. Ltd.	23,200	385,224
Nanto Bank Ltd.	5,600	124,108
NEC Corp.	59,700	4,915,619
Security Description	Shares	Value
NEC Networks & System Integration Corp.	14,100	$214,138
NET One Systems Co. Ltd.	19,200	351,869
Nexon Co. Ltd. (b)	93,800	1,734,769
Nextage Co. Ltd. (b)	8,200	122,495
NGK Insulators Ltd.	57,400	735,074
NH Foods Ltd.	18,600	556,173
NHK Spring Co. Ltd.	42,200	420,662
Nichias Corp.	12,200	357,976
Nichicon Corp.	9,900	73,853
Nichiden Corp.	3,800	84,925
Nichiha Corp.	5,200	110,717
Nichirei Corp.	24,600	541,365
NIDEC Corp. (b)	101,200	4,520,216
Nifco, Inc.	16,500	393,575
Nihon Kohden Corp.	34,400	496,989
Nihon M&A Center Holdings, Inc.	67,400	348,355
Nihon Parkerizing Co. Ltd.	18,600	151,126
Nikkiso Co. Ltd.	9,900	70,899
Nikkon Holdings Co. Ltd.	11,400	257,893
Nikon Corp.	68,900	696,453
Nintendo Co. Ltd.	247,200	13,148,348
Nippn Corp.	8,800	127,738
Nippon Accommodations Fund, Inc. REIT	122	484,633
Nippon Building Fund, Inc. REIT (b)	353	1,235,478
Nippon Carbon Co. Ltd.	1,200	38,642
Nippon Ceramic Co. Ltd.	2,800	44,386
Nippon Densetsu Kogyo Co. Ltd.	7,600	93,216
Nippon Electric Glass Co. Ltd. (b)	19,600	445,831
NIPPON EXPRESS HOLDINGS, Inc.	16,600	765,193
Nippon Gas Co. Ltd.	22,400	336,641
Nippon Kanzai Holdings Co. Ltd.	4,000	67,413
Nippon Kayaku Co. Ltd.	26,800	204,507
Nippon Light Metal Holdings Co. Ltd.	14,500	162,343
Nippon Paint Holdings Co. Ltd.	217,900	1,419,615
Nippon Paper Industries Co. Ltd.	23,100	137,859
Nippon Parking Development Co. Ltd.	44,800	57,929
Nippon Prologis REIT, Inc.	528	823,872
NIPPON REIT Investment Corp. (b)	97	198,993
Nippon Road Co. Ltd.	6,000	67,512
Nippon Sanso Holdings Corp.	38,900	1,150,846
Nippon Seiki Co. Ltd.	9,900	90,716
Nippon Shinyaku Co. Ltd.	12,100	244,843
Nippon Shokubai Co. Ltd.	25,600	255,666
Nippon Signal Company Ltd.	6,300	41,240
Nippon Soda Co. Ltd.	4,700	153,686

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Nippon Steel Corp. (b)	207,900	$4,395,548
Nippon Telegraph & Telephone Corp.	7,118,500	6,717,570
Nippon Television Holdings, Inc.	11,400	164,664
Nippon Yusen KK (b)	112,500	3,274,431
Nipro Corp.	33,100	259,578
Nishimatsu Construction Co. Ltd.	7,700	215,931
Nishimatsuya Chain Co. Ltd.	9,000	119,787
Nishi-Nippon Financial Holdings, Inc.	26,800	337,541
Nishi-Nippon Railroad Co. Ltd.	15,700	251,565
Nishio Holdings Co. Ltd.	2,900	74,456
Nissan Chemical Corp. (b)	28,600	906,218
Nissan Motor Co. Ltd.	552,200	1,873,965
Nissan Shatai Co. Ltd.	13,600	83,277
Nissha Co. Ltd.	8,200	103,838
Nisshin Oillio Group Ltd.	5,500	165,486
Nisshin Seifun Group, Inc.	45,300	520,840
Nisshinbo Holdings, Inc. (b)	27,200	181,688
Nissin Foods Holdings Co. Ltd.	45,300	1,149,538
Nissui Corp.	64,900	348,102
Niterra Co. Ltd.	36,800	1,068,358
Nitori Holdings Co. Ltd.	18,200	1,922,280
Nitta Corp. (b)	3,000	76,464
Nittetsu Mining Co. Ltd.	1,600	50,628
Nitto Boseki Co. Ltd.	6,800	274,350
Nitto Denko Corp.	32,800	2,591,620
Nitto Kogyo Corp.	5,500	119,669
Noevir Holdings Co. Ltd.	3,500	122,715
NOF Corp.	44,800	611,871
Nohmi Bosai Ltd.	4,800	72,600
Nojima Corp.	14,200	142,388
NOK Corp.	19,500	259,358
Nomura Co. Ltd.	11,200	60,714
Nomura Holdings, Inc.	730,400	4,186,428
Nomura Micro Science Co. Ltd. (b)	5,600	150,392
Nomura Real Estate Holdings, Inc.	25,400	636,500
Nomura Real Estate Master Fund, Inc. REIT (b)	997	884,445
Nomura Research Institute Ltd.	89,000	2,501,361
Noritake Co. Ltd.	6,600	163,502
Noritsu Koki Co. Ltd. (b)	4,200	115,927
Noritz Corp.	6,800	74,273
North Pacific Bank Ltd.	161,100	532,794
NS Solutions Corp.	13,600	230,218
NS United Kaiun Kaisha Ltd.	1,400	44,038
NSD Co. Ltd.	16,000	306,851
NSK Ltd.	129,700	630,278
NTN Corp.	90,000	179,206
NTT Data Group Corp.	143,500	2,107,093
NTT UD REIT Investment Corp.	365	263,891
Security Description	Shares	Value
Nxera Pharma Co. Ltd. (a)	13,900	$138,516
Obara Group, Inc.	1,300	33,741
Obayashi Corp.	146,600	1,742,504
OBIC Business Consultants Co. Ltd.	6,800	284,369
Obic Co. Ltd.	16,100	2,075,805
Odakyu Electric Railway Co. Ltd.	71,900	695,489
Ogaki Kyoritsu Bank Ltd.	8,200	116,633
Ohsho Food Service Corp.	1,900	102,051
Oiles Corp.	4,900	71,127
Oji Holdings Corp.	250,300	987,756
Okamoto Industries, Inc.	1,900	59,294
Okamura Corp.	11,300	158,408
Okasan Securities Group, Inc.	44,000	218,277
Oki Electric Industry Co. Ltd.	29,500	186,324
Okinawa Cellular Telephone Co.	4,800	117,120
Okinawa Electric Power Co., Inc.	19,635	136,100
Okinawa Financial Group, Inc.	2,300	37,761
OKUMA Corp.	5,500	247,818
Okumura Corp.	6,300	196,606
Olympus Corp.	275,700	4,445,033
Omron Corp.	39,600	1,361,112
One REIT, Inc. (b)	58	92,376
Ono Pharmaceutical Co. Ltd.	85,900	1,172,941
Onward Holdings Co. Ltd.	36,300	140,362
Open House Group Co. Ltd.	16,900	517,737
Open Up Group, Inc. (b)	10,803	133,443
Optex Group Co. Ltd. (b)	4,700	49,408
Optorun Co. Ltd.	5,700	71,578
Oracle Corp.	9,200	634,838
Organo Corp.	6,000	308,094
Orient Corp. (b)	17,800	114,086
Oriental Land Co. Ltd.	261,900	7,297,251
ORIX Corp.	270,400	5,970,787
Orix JREIT, Inc.	620	613,602
Osaka Gas Co. Ltd.	86,100	1,896,384
Osaka Organic Chemical Industry Ltd. (b)	2,800	66,406
Osaka Soda Co. Ltd. (b)	3,400	229,753
Osaka Steel Co. Ltd.	3,400	50,706
OSAKA Titanium Technologies Co. Ltd. (b)	5,100	87,758
OSG Corp.	18,600	226,458
Otsuka Corp.	52,300	1,004,969
Otsuka Holdings Co. Ltd.	102,000	4,292,801
Pacific Industrial Co. Ltd.	8,700	81,559
PAL GROUP Holdings Co. Ltd.	8,800	99,182
PALTAC Corp.	6,400	174,303
Pan Pacific International Holdings Corp.	87,900	2,056,792
Panasonic Holdings Corp.	565,100	4,626,611
Paramount Bed Holdings Co. Ltd.	10,400	175,790
Park24 Co. Ltd. (a)	29,600	294,878

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Pasona Group, Inc. (b)	4,800	$62,902
Penta-Ocean Construction Co. Ltd.	65,800	270,792
PeptiDream, Inc. (a) (b)	25,000	387,138
Persol Holdings Co. Ltd.	422,000	584,231
PHC Holdings Corp. (b)	12,900	94,148
Pigeon Corp. (b)	24,000	217,009
PILLAR Corp.	9,400	313,801
Pilot Corp.	5,300	141,116
Piolax, Inc.	4,300	62,391
PKSHA Technology, Inc. (a) (b)	3,100	68,317
Plus Alpha Consulting Co. Ltd.	8,100	95,522
Pola Orbis Holdings, Inc. (b)	19,800	160,938
Pressance Corp.	4,800	58,426
Prestige International, Inc.	14,500	63,279
Prima Meat Packers Ltd.	3,400	50,347
Raito Kogyo Co. Ltd.	9,300	121,410
Raiznext Corp.	6,900	79,441
Rakus Co. Ltd.	21,500	278,340
Rakuten Bank Ltd. (a)	21,700	392,963
Rakuten Group, Inc. (a)	339,400	1,751,014
Raysum Co. Ltd.	2,300	49,186
Recruit Holdings Co. Ltd.	352,400	18,855,569
Relo Group, Inc.	20,900	222,434
Renesas Electronics Corp.	360,100	6,735,925
Rengo Co. Ltd.	42,800	277,644
RENOVA, Inc. (a) (b)	6,200	38,312
Resona Holdings, Inc. (b)	487,302	3,224,748
Resonac Holdings Corp. (b)	38,800	849,519
Resorttrust, Inc.	18,900	280,339
Restar Corp.	4,300	85,407
Retail Partners Co. Ltd.	8,600	92,918
Ricoh Co. Ltd.	126,400	1,080,836
Ricoh Leasing Co. Ltd.	2,100	69,452
Riken Keiki Co. Ltd.	7,400	194,132
Riken Vitamin Co. Ltd.	4,400	75,713
Ringer Hut Co. Ltd.	4,000	56,695
Rinnai Corp.	23,700	539,239
Riso Kagaku Corp.	2,900	61,205
Rohm Co. Ltd.	75,600	1,010,444
Rohto Pharmaceutical Co. Ltd.	45,700	957,694
Roland Corp. (b)	4,400	110,643
Rorze Corp.	2,300	453,966
Round One Corp.	42,200	216,693
Royal Holdings Co. Ltd. (b)	19,200	303,529
RS Technologies Co. Ltd.	1,600	34,813
Ryobi Ltd. (b)	4,600	65,543
Ryohin Keikaku Co. Ltd.	57,100	949,182
Ryoyo Ryosan Holdings, Inc. (b)	8,596	157,962
S Foods, Inc. (b)	2,700	48,777
Saibu Gas Holdings Co. Ltd.	13,400	167,604
Saizeriya Co. Ltd.	7,500	255,502
Sakai Moving Service Co. Ltd.	4,900	77,615
Sakata INX Corp.	6,900	77,382
Security Description	Shares	Value
Sakata Seed Corp.	6,100	$130,638
Sakura Internet, Inc.	3,900	105,343
SAMTY HOLDINGS Co. Ltd.	4,100	63,261
Samty Residential Investment Corp. REIT	129	84,524
San-A Co. Ltd.	4,500	141,272
San-Ai Obbli Co. Ltd.	10,800	138,508
Sangetsu Corp.	11,700	216,820
San-In Godo Bank Ltd.	28,800	256,561
Sanken Electric Co. Ltd.	8,100	346,740
Sanki Engineering Co. Ltd.	7,100	93,969
Sankyo Co. Ltd.	44,000	477,583
Sankyu, Inc.	11,300	385,518
Sanrio Co. Ltd.	38,100	700,608
Sansan, Inc. (a)	13,800	148,415
Santen Pharmaceutical Co. Ltd.	76,100	777,747
Sanwa Holdings Corp.	47,600	870,418
Sanyo Chemical Industries Ltd.	1,300	32,205
Sanyo Denki Co. Ltd.	2,000	90,514
Sanyo Special Steel Co. Ltd.	8,000	105,831
Sapporo Holdings Ltd.	15,400	540,044
Sato Holdings Corp.	5,600	75,022
Sawai Group Holdings Co. Ltd.	9,100	369,804
SBI Holdings, Inc.	62,900	1,590,292
SBI Sumishin Net Bank Ltd. (b)	16,400	311,463
SBS Holdings, Inc.	3,300	54,979
SCREEN Holdings Co. Ltd.	18,700	1,685,627
SCSK Corp.	35,700	713,068
Secom Co. Ltd.	48,400	2,857,484
Sega Sammy Holdings, Inc.	39,400	585,024
Seibu Holdings, Inc.	55,800	769,045
Seiko Epson Corp.	65,600	1,019,112
Seiko Group Corp. (b)	6,900	210,826
Seino Holdings Co. Ltd.	26,300	354,869
Seiren Co. Ltd.	9,100	135,714
Sekisui Chemical Co. Ltd.	86,800	1,201,149
Sekisui House Ltd.	137,700	3,050,013
Sekisui House Reit, Inc.	937	460,753
Sekisui Jushi Corp.	6,100	86,271
Senko Group Holdings Co. Ltd.	36,600	256,423
Senshu Electric Co. Ltd.	2,700	90,470
Senshu Ikeda Holdings, Inc.	48,600	120,850
Septeni Holdings Co. Ltd.	11,000	25,302
Seria Co. Ltd.	9,800	177,772
Seven & i Holdings Co. Ltd.	521,600	6,355,440
Seven Bank Ltd.	148,600	248,498
SG Holdings Co. Ltd.	82,900	764,014
Sharp Corp. (a) (b)	71,800	415,151
Shibaura Machine Co. Ltd. (b)	3,800	91,067
Shibaura Mechatronics Corp.	2,100	110,705
Shibuya Corp.	3,500	77,676
SHIFT, Inc. (a) (b)	3,100	280,977

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Shiga Bank Ltd.	9,000	$235,826
Shikoku Electric Power Co., Inc.	37,700	323,424
Shikoku Kasei Holdings Corp. (b)	6,600	87,393
Shimadzu Corp.	53,500	1,338,664
Shimamura Co. Ltd.	9,600	436,494
Shimano, Inc.	17,700	2,733,784
Shimizu Corp.	123,300	692,537
Shin Nippon Biomedical Laboratories Ltd. (b)	3,900	34,524
Shinagawa Refractories Co. Ltd.	5,900	72,806
Shin-Etsu Chemical Co. Ltd.	428,100	16,601,317
Shin-Etsu Polymer Co. Ltd.	10,100	94,684
Shinko Electric Industries Co. Ltd.	15,600	546,960
Shinmaywa Industries Ltd.	11,300	99,681
Shionogi & Co. Ltd.	62,500	2,438,844
Ship Healthcare Holdings, Inc.	16,000	236,230
Shiseido Co. Ltd.	92,500	2,638,257
Shizuoka Financial Group, Inc.	103,800	996,315
Shizuoka Gas Co. Ltd.	8,100	48,189
SHO-BOND Holdings Co. Ltd. (b)	8,600	307,998
Shochiku Co. Ltd. (b)	2,800	163,986
Shoei Co. Ltd. (b)	11,000	134,030
Shoei Foods Corp.	2,300	67,058
Showa Sangyo Co. Ltd.	4,300	84,070
Siix Corp.	3,200	25,543
Simplex Holdings, Inc.	6,800	119,843
Sinfonia Technology Co. Ltd.	4,500	95,114
Sinko Industries Ltd.	4,100	105,520
SKY Perfect JSAT Holdings, Inc.	29,400	158,642
Skylark Holdings Co. Ltd. (b)	51,200	680,980
SMC Corp.	13,800	6,549,123
SMS Co. Ltd.	15,100	191,683
Socionext, Inc. (b)	40,500	958,999
SoftBank Corp.	683,600	8,348,453
SoftBank Group Corp.	244,800	15,811,712
Sohgo Security Services Co. Ltd.	87,800	512,849
Sojitz Corp.	50,820	1,234,958
Sompo Holdings, Inc.	216,700	4,627,406
Sony Group Corp.	295,800	25,082,134
SOSiLA Logistics REIT, Inc.	112	81,950
Sotetsu Holdings, Inc.	18,600	281,844
Sparx Group Co. Ltd.	4,300	45,657
Square Enix Holdings Co. Ltd.	20,700	621,798
SRE Holdings Corp. (a)	4,100	122,342
Stanley Electric Co. Ltd.	27,700	494,212
Star Asia Investment Corp. REIT	480	178,142
Star Micronics Co. Ltd. (b)	8,200	107,508
Starts Corp., Inc.	6,800	143,516
Security Description	Shares	Value
Starts Proceed Investment Corp. REIT (b)	62	$77,086
Strike Co. Ltd.	1,300	37,256
Subaru Corp.	148,400	3,145,866
Sugi Holdings Co. Ltd.	23,600	324,819
SUMCO Corp. (b)	79,100	1,138,605
Sumiseki Holdings, Inc. (b)	3,500	29,613
Sumitomo Bakelite Co. Ltd.	15,000	438,456
Sumitomo Chemical Co. Ltd.	336,700	721,500
Sumitomo Corp.	250,300	6,250,498
Sumitomo Densetsu Co. Ltd.	3,700	84,070
Sumitomo Electric Industries Ltd.	164,700	2,562,239
Sumitomo Forestry Co. Ltd. (b)	34,900	1,110,178
Sumitomo Heavy Industries Ltd.	25,200	654,987
Sumitomo Metal Mining Co. Ltd.	56,500	1,713,335
Sumitomo Mitsui Construction Co. Ltd.	22,100	54,955
Sumitomo Mitsui Financial Group, Inc.	293,800	19,588,493
Sumitomo Mitsui Trust Holdings, Inc.	151,200	3,449,608
Sumitomo Osaka Cement Co. Ltd.	7,800	190,806
Sumitomo Pharma Co. Ltd. (a) (b)	33,700	84,847
Sumitomo Realty & Development Co. Ltd.	65,800	1,931,131
Sumitomo Riko Co. Ltd.	7,900	72,881
Sumitomo Rubber Industries Ltd. (b)	36,400	362,620
Sumitomo Warehouse Co. Ltd. (b)	10,700	173,943
Sun Frontier Fudousan Co. Ltd.	5,800	72,617
Sundrug Co. Ltd.	16,200	408,273
Suntory Beverage & Food Ltd. (b)	31,600	1,121,107
SUNWELS Co. Ltd.	3,100	50,761
Suruga Bank Ltd. (b)	34,300	225,383
Suzuken Co. Ltd.	13,200	401,186
Suzuki Motor Corp.	382,200	4,397,937
SWCC Corp.	6,600	202,070
Sysmex Corp.	114,300	1,841,050
Systena Corp.	63,300	123,562
T Hasegawa Co. Ltd.	6,800	141,614
T&D Holdings, Inc.	113,400	1,979,883
Tadano Ltd.	23,700	166,855
Taihei Dengyo Kaisha Ltd.	3,100	102,909
Taiheiyo Cement Corp.	25,000	627,564
Taikisha Ltd.	5,100	168,668
Taisei Corp.	39,000	1,442,801
Taiyo Holdings Co. Ltd.	8,600	182,040
Taiyo Yuden Co. Ltd. (b)	27,900	708,687

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Takamatsu Construction Group Co. Ltd.	1,300	$25,053
Takara Bio, Inc.	7,300	50,101
Takara Holdings, Inc.	35,500	240,771
Takara Leben Real Estate Investment Corp. REIT	129	79,873
Takara Standard Co. Ltd.	13,200	142,372
Takasago International Corp.	2,900	70,941
Takasago Thermal Engineering Co. Ltd. (b)	11,600	412,483
Takashimaya Co. Ltd. (b)	30,700	516,724
Takeda Pharmaceutical Co. Ltd.	378,038	9,804,641
Takeuchi Manufacturing Co. Ltd.	7,700	269,495
Takuma Co. Ltd.	13,400	137,699
Tama Home Co. Ltd. (b)	4,400	107,087
Tamron Co. Ltd. (b)	7,600	196,780
TBS Holdings, Inc.	7,400	186,495
TDK Corp.	94,200	5,776,968
TechMatrix Corp.	9,100	113,255
TechnoPro Holdings, Inc.	24,600	402,965
Teijin Ltd.	41,100	341,478
Terumo Corp.	324,500	5,351,849
T-Gaia Corp.	5,400	102,387
THK Co. Ltd.	33,400	596,636
TIS, Inc.	49,700	963,351
TKC Corp.	4,400	94,778
TKP Corp. (a) (b)	4,400	39,361
Toa Corp. (b)	8,000	50,678
Toagosei Co. Ltd. (b)	18,700	176,061
Tobu Railway Co. Ltd.	42,900	722,334
Tocalo Co. Ltd.	12,500	159,922
Toda Corp.	54,600	357,076
Toei Animation Co. Ltd.	14,600	226,179
Toei Co. Ltd. (b)	6,500	153,550
Toenec Corp.	1,200	44,685
Toho Bank Ltd.	30,200	61,954
Toho Co. Ltd.	25,800	754,465
Toho Gas Co. Ltd.	16,800	407,624
Toho Holdings Co. Ltd. (b)	11,800	308,387
Toho Titanium Co. Ltd.	6,300	56,162
Tohoku Electric Power Co., Inc.	111,400	1,005,204
Tokai Carbon Co. Ltd. (b)	41,400	236,906
Tokai Corp.	2,300	33,057
TOKAI Holdings Corp.	21,100	129,071
Tokai Rika Co. Ltd.	11,200	150,252
Tokai Tokyo Financial Holdings, Inc.	41,500	148,343
Token Corp.	1,100	81,512
Tokio Marine Holdings, Inc.	446,600	16,671,845
Tokuyama Corp.	13,200	242,115
Tokyo Century Corp.	32,000	300,187
Tokyo Electric Power Co. Holdings, Inc. (a)	352,300	1,897,067
Tokyo Electron Device Ltd.	16,200	431,033
Security Description	Shares	Value
Tokyo Electron Ltd.	111,700	$24,234,303
Tokyo Gas Co. Ltd.	85,500	1,836,395
Tokyo Kiraboshi Financial Group, Inc.	11,700	347,669
Tokyo Ohka Kogyo Co. Ltd.	20,700	561,317
Tokyo Seimitsu Co. Ltd.	9,000	687,896
Tokyo Steel Manufacturing Co. Ltd.	15,900	161,214
Tokyo Tatemono Co. Ltd. (b)	50,600	798,666
Tokyotokeiba Co. Ltd.	3,400	85,708
Tokyu Construction Co. Ltd.	17,300	82,811
Tokyu Corp.	113,600	1,251,394
Tokyu Fudosan Holdings Corp.	138,200	922,278
Tokyu REIT, Inc.	280	271,889
TOMONY Holdings, Inc.	28,300	74,242
Tomy Co. Ltd.	16,900	332,831
Topcon Corp.	24,500	273,618
TOPPAN Holdings, Inc.	51,600	1,421,999
Topre Corp.	7,000	91,950
Toray Industries, Inc.	314,000	1,486,454
Toridoll Holdings Corp. (b)	11,200	257,685
Torii Pharmaceutical Co. Ltd.	3,800	86,815
Tosei Corp.	5,700	86,106
Toshiba TEC Corp.	9,200	196,743
Tosoh Corp.	67,500	880,362
Totech Corp.	5,300	83,852
Totetsu Kogyo Co. Ltd.	19,600	388,686
TOTO Ltd.	32,200	760,261
Towa Corp. (b)	4,300	301,529
Towa Pharmaceutical Co. Ltd.	5,600	102,315
Toyo Construction Co. Ltd.	16,800	150,078
Toyo Gosei Co. Ltd. (b)	1,400	88,077
Toyo Seikan Group Holdings Ltd.	44,400	696,941
Toyo Suisan Kaisha Ltd.	20,100	1,191,430
Toyo Tanso Co. Ltd.	3,700	154,799
Toyo Tire Corp.	28,200	450,278
Toyobo Co. Ltd.	20,100	131,701
Toyoda Gosei Co. Ltd.	14,700	258,479
Toyota Boshoku Corp.	23,400	309,920
Toyota Industries Corp.	33,700	2,841,853
Toyota Motor Corp.	2,504,540	51,224,273
Toyota Tsusho Corp.	147,000	2,862,141
Trancom Co. Ltd.	1,300	52,934
Transcosmos, Inc.	3,700	79,700
TRE Holdings Corp.	5,800	46,693
Trend Micro, Inc.	30,200	1,226,136
Tri Chemical Laboratories, Inc. (b)	5,600	151,436
Trusco Nakayama Corp.	8,700	133,156
TS Tech Co. Ltd.	24,500	290,220
Tsubakimoto Chain Co.	5,800	224,630
Tsuburaya Fields Holdings, Inc. (b)	23,600	251,463
Tsugami Corp.	12,500	120,757
Tsumura & Co.	13,000	331,748

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Tsuruha Holdings, Inc.	8,600	$489,718
Tsurumi Manufacturing Co. Ltd.	3,300	99,702
TV Asahi Holdings Corp.	5,000	66,393
UACJ Corp.	7,300	174,490
UBE Corp.	22,200	390,908
Ulvac, Inc.	10,600	692,565
U-Next Holdings Co. Ltd.	5,600	156,658
Unicharm Corp.	93,000	2,987,262
Union Tool Co. (b)	2,400	94,442
United Super Markets Holdings, Inc. (b)	5,500	29,917
United Urban Investment Corp. REIT	663	588,976
Universal Entertainment Corp. (a) (b)	3,600	35,270
Ushio, Inc.	17,800	231,491
USS Co. Ltd.	94,800	797,661
UT Group Co. Ltd. (b)	6,400	129,504
Valor Holdings Co. Ltd.	7,600	116,320
Vector, Inc.	5,600	42,646
Visional, Inc. (a)	5,500	245,493
VT Holdings Co. Ltd.	20,000	63,409
Wacoal Holdings Corp.	7,800	218,008
Wacom Co. Ltd.	24,300	114,053
Wakita & Co. Ltd.	7,000	75,196
WealthNavi, Inc. (a) (b)	8,600	80,622
Welcia Holdings Co. Ltd.	21,800	271,856
West Holdings Corp.	5,510	89,264
West Japan Railway Co.	99,900	1,860,006
WingArc1st, Inc.	3,500	59,008
Workman Co. Ltd.	3,800	88,586
Yakult Honsha Co. Ltd.	58,800	1,051,462
YAMABIKO Corp.	6,300	89,373
Yamada Holdings Co. Ltd.	125,200	336,233
Yamaguchi Financial Group, Inc.	42,400	481,171
Yamaha Corp.	30,100	704,691
Yamaha Motor Co. Ltd. (b)	206,100	1,907,764
YA-MAN Ltd. (b)	3,100	15,860
Yamato Holdings Co. Ltd.	60,500	665,139
Yamato Kogyo Co. Ltd.	9,500	462,185
Yamazaki Baking Co. Ltd.	27,400	562,444
Yamazen Corp.	14,000	123,499
Yaoko Co. Ltd.	5,200	314,922
Yaskawa Electric Corp.	55,300	1,986,001
Yellow Hat Ltd.	4,700	67,201
Yodogawa Steel Works Ltd.	4,400	153,724
Yokogawa Bridge Holdings Corp.	6,900	116,158
Yokogawa Electric Corp.	55,000	1,330,039
Yokohama Rubber Co. Ltd.	26,800	592,612
Yokorei Co. Ltd. (b)	11,000	71,733
Yonex Co. Ltd. (b)	14,000	169,974
Yoshinoya Holdings Co. Ltd. (b)	14,000	266,754
Yuasa Trading Co. Ltd.	3,200	112,794
Security Description	Shares	Value
Yurtec Corp.	5,500	$51,116
Zenkoku Hosho Co. Ltd.	11,000	405,234
Zensho Holdings Co. Ltd. (b)	22,300	852,574
Zeon Corp.	34,200	283,831
ZERIA Pharmaceutical Co. Ltd.	2,600	34,153
ZIGExN Co. Ltd.	13,900	51,674
Zojirushi Corp. (b)	9,400	90,400
ZOZO, Inc.	32,400	811,309
Zuken, Inc.	3,500	91,928
		1,105,224,174
JERSEY — 0.0% (f)
JTC PLC (d)	33,964	412,595
JORDAN — 0.0% (f)
Hikma Pharmaceuticals PLC	37,705	901,305
KUWAIT — 0.2%
Agility Global PLC	805,380	260,932
Agility Public Warehousing Co. KSC	402,690	361,010
Al Ahli Bank of Kuwait KSCP	280,906	250,915
Boubyan Bank KSCP	367,407	677,921
Boubyan Petrochemicals Co. KSCP	96,096	185,770
Boursa Kuwait Securities Co. KPSC	8,000	53,020
Burgan Bank SAK	257,736	153,759
Commercial Real Estate Co. KSC	276,563	110,896
Gulf Bank KSCP	496,522	461,316
Gulf Cables & Electrical Industries Group Co. KSCP	18,764	87,718
Humansoft Holding Co. KSC	24,729	216,777
Jazeera Airways Co. KSCP	15,731	46,154
Kuwait Finance House KSCP	2,095,686	4,850,651
Kuwait International Bank KSCP	241,705	140,256
Kuwait Projects Co. Holding KSCP (a)	591,156	217,769
Kuwait Real Estate Co. KSC (a)	114,504	83,615
Kuwait Telecommunications Co.	187,081	323,847
Mabanee Co. KPSC	179,145	485,312
Mezzan Holding Co. KSCC	29,758	70,042
Mobile Telecommunications Co. KSCP	473,369	686,713
National Bank of Kuwait SAKP	1,775,055	4,988,093
National Industries Group Holding SAK	469,406	329,005
National Investments Co. KSCP	53,192	42,311
National Real Estate Co. KPSC (a)	185,947	50,495
Salhia Real Estate Co. KSCP	43,963	59,477

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	68,318	$35,412
Warba Bank KSCP (a)	162,931	93,483
		15,322,669
LUXEMBOURG — 0.1%
Aperam SA	15,447	399,646
ArcelorMittal SA	116,357	2,664,960
Eurofins Scientific SE	31,172	1,555,171
Reinet Investments SCA	31,803	800,300
SES SA	83,968	428,005
		5,848,082
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	497,000	2,317,135
Sands China Ltd. (a)	566,400	1,181,058
SJM Holdings Ltd. (a) (b)	521,249	176,923
Wynn Macau Ltd.	355,200	291,170
		3,966,286
MALAYSIA — 0.4%
Alliance Bank Malaysia Bhd.	209,800	168,552
AMMB Holdings Bhd.	430,700	391,670
Axiata Group Bhd.	730,611	404,217
Axis Real Estate Investment Trust	240,886	93,444
Bank Islam Malaysia Bhd.	65,900	34,783
Bermaz Auto Bhd.	173,300	92,206
British American Tobacco Malaysia Bhd.	23,500	41,346
Bursa Malaysia Bhd.	132,900	249,038
Carlsberg Brewery Malaysia Bhd. Class B	27,200	107,820
CELCOMDIGI Bhd.	778,500	607,288
Chin Hin Group Bhd. (a)	248,000	182,944
CIMB Group Holdings Bhd.	1,589,760	2,291,546
CTOS Digital Bhd.	342,900	107,576
D&O Green Technologies Bhd.	50,200	38,947
Dialog Group Bhd.	687,100	348,102
DRB-Hicom Bhd.	194,800	56,159
Fraser & Neave Holdings Bhd.	40,800	274,854
Frontken Corp. Bhd.	224,450	212,199
Gamuda Bhd.	425,702	593,772
Genting Bhd.	683,000	681,914
Genting Malaysia Bhd.	968,600	523,568
Greatech Technology Bhd. (a)	38,300	42,623
Hartalega Holdings Bhd. (a)	334,300	232,433
Heineken Malaysia Bhd.	28,800	134,553
Hong Leong Bank Bhd.	183,932	748,595
IHH Healthcare Bhd.	518,100	691,898
IJM Corp. Bhd.	331,300	214,195
Inari Amertron Bhd.	564,000	442,353
IOI Corp. Bhd.	520,700	408,392
IOI Properties Group Bhd.	371,500	174,036
Kossan Rubber Industries Bhd.	156,300	77,860
Security Description	Shares	Value
KPJ Healthcare Bhd.	431,700	$176,615
Kuala Lumpur Kepong Bhd.	116,585	510,083
Malakoff Corp. Bhd.	123,000	19,946
Malayan Banking Bhd.	1,314,265	2,774,792
Malaysia Airports Holdings Bhd.	224,741	471,635
Malaysian Pacific Industries Bhd.	23,900	199,711
Maxis Bhd.	577,200	431,906
MBSB Bhd.	371,600	63,804
Mega First Corp. Bhd.	55,600	55,512
MISC Bhd.	271,700	490,701
MR DIY Group M Bhd. (d)	821,400	337,788
My EG Services Bhd.	1,074,193	232,258
Nestle Malaysia Bhd.	19,800	509,952
Pavilion Real Estate Investment Trust	1,009,000	297,299
Pentamaster Corp. Bhd.	106,500	113,329
Petronas Chemicals Group Bhd.	592,900	793,047
Petronas Dagangan Bhd.	50,900	188,171
Petronas Gas Bhd.	233,200	880,895
PPB Group Bhd.	148,480	450,082
Press Metal Aluminium Holdings Bhd.	860,400	1,050,536
Public Bank Bhd.	3,392,500	2,890,906
QL Resources Bhd.	278,750	385,257
RHB Bank Bhd.	512,995	599,174
Scientex Bhd.	136,600	124,800
SD Guthrie Bhd.	420,943	376,551
Sime Darby Bhd.	671,935	373,179
Sime Darby Property Bhd.	527,135	149,732
SP Setia Bhd. Group	134,214	39,261
Sports Toto Bhd.	118,836	39,045
Sunway Real Estate Investment Trust	449,800	147,788
Supermax Corp. Bhd. (a)	400,272	74,242
Syarikat Takaful Malaysia Keluarga Bhd.	36,789	29,088
Telekom Malaysia Bhd.	303,486	434,884
Tenaga Nasional Bhd.	609,100	1,779,205
TIME dotCom Bhd.	205,200	218,793
Top Glove Corp. Bhd. (a)	1,121,000	261,388
UEM Sunrise Bhd.	250,000	57,234
United Plantations Bhd.	33,700	175,019
UWC Bhd. (a)	40,400	25,520
ViTrox Corp. Bhd.	141,200	123,316
VS Industry Bhd.	444,000	119,529
Yinson Holdings Bhd.	197,960	97,774
YTL Corp. Bhd.	746,100	545,638
YTL Power International Bhd.	528,700	540,187
		30,324,455
MALTA — 0.0% (f)
Kindred Group PLC SDR	46,815	556,995
MEXICO — 0.7%
Alfa SAB de CV Class A	739,800	432,499

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Alpek SAB de CV (a) (b)	365,000	$264,885
Alsea SAB de CV	110,500	384,337
America Movil SAB de CV	4,620,600	3,934,415
Arca Continental SAB de CV (b)	119,900	1,176,411
Banco del Bajio SA (d)	178,400	541,576
Bolsa Mexicana de Valores SAB de CV	119,400	202,292
Borr Drilling Ltd. (a)	73,270	472,754
Cemex SAB de CV	3,442,264	2,204,419
Coca-Cola Femsa SAB de CV	122,095	1,047,444
Concentradora Fibra Danhos SA de CV REIT	88,800	96,106
Controladora Vuela Cia de Aviacion SAB de CV Class A (a) (b)	245,200	155,282
Corp. Inmobiliaria Vesta SAB de CV (b)	203,400	608,793
FIBRA Macquarie Mexico REIT (d)	198,886	337,504
Fibra Uno Administracion SA de CV REIT	847,700	1,042,153
Fomento Economico Mexicano SAB de CV	474,400	5,106,568
Genomma Lab Internacional SAB de CV Class B (b)	403,000	379,297
Gentera SAB de CV	278,600	345,555
Gruma SAB de CV Class B	54,635	997,327
Grupo Aeroportuario del Centro Norte SAB de CV (b)	65,054	552,010
Grupo Aeroportuario del Pacifico SAB de CV Class B (b)	104,325	1,632,754
Grupo Aeroportuario del Sureste SAB de CV Class B	44,240	1,332,607
Grupo Bimbo SAB de CV (b)	367,300	1,297,818
Grupo Carso SAB de CV (b)	130,910	900,344
Grupo Financiero Banorte SAB de CV Class O	636,700	4,963,931
Grupo Financiero Inbursa SAB de CV Class O (a) (b)	422,100	1,003,456
Grupo Mexico SAB de CV	773,400	4,162,331
Grupo Rotoplas SAB de CV (b)	109,841	163,811
Grupo Televisa SAB (b)	583,400	319,051
Grupo Traxion SAB de CV (a) (b) (d)	138,500	206,248
Industrias Penoles SAB de CV (a) (b)	45,920	597,057
Kimberly-Clark de Mexico SAB de CV Class A	468,000	810,052
La Comer SAB de CV	127,600	248,843
Megacable Holdings SAB de CV	186,600	469,217
Nemak SAB de CV (a) (b) (d)	685,761	109,134
Operadora De Sites Mexicanos SAB de CV (b)	281,200	253,588
Security Description	Shares	Value
Orbia Advance Corp. SAB de CV	234,557	$327,486
Prologis Property Mexico SA de CV REIT	242,404	792,481
Promotora y Operadora de Infraestructura SAB de CV	43,590	403,492
Qualitas Controladora SAB de CV (b)	45,500	462,676
Regional SAB de CV	59,300	442,735
Southern Copper Corp. (b)	22,203	2,392,151
TF Administradora Industrial S de Real de CV REIT	220,200	471,216
Wal-Mart de Mexico SAB de CV	1,294,500	4,407,622
		48,451,728
NETHERLANDS — 2.8%
Aalberts NV	22,994	934,494
ABN AMRO Bank NV GDR (d)	106,633	1,754,259
Adyen NV (a) (d)	5,283	6,303,003
Aegon Ltd.	355,705	2,198,917
Akzo Nobel NV	39,208	2,385,963
Alfen NV (a) (b) (d)	4,401	81,412
AMG Critical Materials NV (b)	8,447	139,598
Arcadis NV	16,453	1,043,022
Argenx SE (a)	14,557	6,374,761
ASM International NV	11,360	8,666,226
ASML Holding NV	94,297	97,444,805
ASR Nederland NV	35,568	1,696,722
Basic-Fit NV (a) (b) (d)	10,532	227,108
BE Semiconductor Industries NV	17,408	2,913,296
Brunel International NV	7,083	75,912
Corbion NV	12,908	259,114
Eurocommercial Properties NV REIT	8,016	193,301
Euronext NV (d)	19,349	1,793,777
EXOR NV	22,539	2,360,059
Fastned BV CVA (a) (b)	5,083	94,136
Flow Traders Ltd. (b)	8,122	160,864
Fugro NV	25,425	614,743
Heineken Holding NV	29,788	2,351,299
Heineken NV (b)	69,971	6,771,728
IMCD NV	13,097	1,814,947
ING Groep NV	801,276	13,707,654
JDE Peet's NV (b)	26,490	528,067
Koninklijke Ahold Delhaize NV	218,878	6,472,134
Koninklijke BAM Groep NV	74,064	311,321
Koninklijke KPN NV	915,254	3,511,708
Koninklijke Philips NV (a)	201,586	5,096,617
Koninklijke Vopak NV	14,651	608,618
NN Group NV	65,301	3,040,908
OCI NV	26,058	636,472
Pharming Group NV (a) (b)	152,999	123,393
Pluxee NV (a)	19,291	541,585
PostNL NV (b)	109,497	148,804
Randstad NV	24,941	1,131,503

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Redcare Pharmacy NV (a) (d)	4,128	$504,357
SBM Offshore NV	32,868	503,736
Sligro Food Group NV	3,660	50,680
TKH Group NV	8,595	375,100
TomTom NV (a) (b)	14,221	80,398
Universal Music Group NV	200,674	5,974,713
Van Lanschot Kempen NV	7,795	313,286
Vastned Retail NV REIT (b)	2,401	59,700
Wereldhave NV REIT	8,129	115,350
Wolters Kluwer NV	57,808	9,590,750
		202,080,320
NEW ZEALAND — 0.2%
Air New Zealand Ltd.	315,047	101,746
Auckland International Airport Ltd.	308,240	1,433,113
Contact Energy Ltd.	202,923	1,112,860
Fisher & Paykel Healthcare Corp. Ltd.	135,118	2,476,611
Fletcher Building Ltd.	234,710	404,748
Goodman Property Trust REIT	225,549	276,251
Infratil Ltd.	195,252	1,332,540
Kiwi Property Group Ltd. REIT	270,847	136,984
Mercury NZ Ltd.	205,482	822,007
Meridian Energy Ltd.	299,468	1,147,804
Ryman Healthcare Ltd. (a)	134,966	292,780
Spark New Zealand Ltd.	419,750	1,064,023
Xero Ltd. (a)	34,144	3,110,339
		13,711,806
NIGERIA — 0.0% (f)
Airtel Africa PLC (d)	222,056	337,122
NORWAY — 0.5%
Aker ASA Class A	4,585	264,830
Aker BP ASA	73,271	1,873,150
Aker Carbon Capture ASA (a)	106,133	66,386
Aker Solutions ASA	65,906	273,590
Austevoll Seafood ASA	20,148	156,680
Avance Gas Holding Ltd. (d)	4,125	66,093
Belships ASA	52,467	121,959
Bluenord ASA (a)	4,642	239,784
Borregaard ASA	18,743	338,686
BW Offshore Ltd.	28,194	81,424
Crayon Group Holding ASA (a) (d)	24,500	287,626
DNB Bank ASA	210,378	4,143,345
DNO ASA	65,996	69,049
DOF Group ASA (a)	31,997	290,745
Elkem ASA (a) (d)	56,997	108,347
Entra ASA (a) (d)	21,977	225,807
Equinor ASA	208,891	5,963,129
Europris ASA (d)	43,267	294,203
FLEX LNG Ltd.	7,577	208,790
Frontline PLC	39,003	1,024,573
Gjensidige Forsikring ASA	45,151	809,092
Golden Ocean Group Ltd.	34,702	482,031
Gram Car Carriers ASA	2,530	61,661
Security Description	Shares	Value
Grieg Seafood ASA	7,676	$45,238
Hoegh Autoliners ASA	48,293	570,581
Kitron ASA	33,077	98,229
Kongsberg Gruppen ASA	19,795	1,617,436
Leroy Seafood Group ASA	69,854	283,812
Mowi ASA	107,908	1,800,916
MPC Container Ships ASA	56,147	118,701
NEL ASA (a)	329,737	173,486
Nordic Semiconductor ASA (a)	37,476	501,909
Norsk Hydro ASA	307,630	1,921,333
Norwegian Air Shuttle ASA	131,941	155,888
Nykode Therapeutics ASA (a)	57,689	82,842
Odfjell Drilling Ltd.	17,545	95,738
Orkla ASA	162,997	1,328,010
PGS ASA (a)	161,632	135,712
Protector Forsikring ASA	15,594	375,662
Salmar ASA	16,387	864,944
Schibsted ASA Class A	15,794	467,553
Schibsted ASA Class B	21,027	592,054
Seadrill Ltd. (a)	7,600	389,368
SpareBank 1 Nord Norge	20,807	193,736
Sparebank 1 Oestlandet	5,849	74,566
SpareBank 1 SMN	29,179	414,138
SpareBank 1 SR-Bank ASA	42,521	521,554
Stolt-Nielsen Ltd.	6,169	292,589
Storebrand ASA	95,518	977,832
Telenor ASA	154,206	1,762,561
TGS ASA	25,936	312,279
TOMRA Systems ASA	51,154	612,070
Wallenius Wilhelmsen ASA	19,594	200,403
		34,432,120
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	47,800	810,210
Credicorp Ltd.	17,300	2,791,009
Hochschild Mining PLC (a)	71,260	161,243
Intercorp Financial Services, Inc.	7,800	174,798
PetroTal Corp.	137,000	74,089
		4,011,349
PHILIPPINES — 0.2%
Alliance Global Group, Inc.	450,900	66,624
AREIT, Inc.	100,200	58,982
Ayala Corp.	59,470	590,550
Ayala Land, Inc.	1,649,200	801,962
Bank of the Philippine Islands	490,500	996,750
BDO Unibank, Inc.	534,751	1,169,702
Bloomberry Resorts Corp. (a)	741,800	120,366
Century Pacific Food, Inc.	145,200	79,650
Converge Information & Communications Technology Solutions, Inc. (a)	208,200	40,852
D&L Industries, Inc.	337,900	34,361
DMCI Holdings, Inc.	571,200	108,570
GT Capital Holdings, Inc.	21,337	225,715

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
International Container Terminal Services, Inc.	227,780	$1,359,475
JG Summit Holdings, Inc.	515,090	228,943
Jollibee Foods Corp.	105,840	408,126
LT Group, Inc.	314,800	52,369
Manila Electric Co.	63,940	399,291
Manila Water Co., Inc.	223,300	104,013
Megaworld Corp.	1,365,000	40,757
Metropolitan Bank & Trust Co.	429,496	495,017
PLDT, Inc.	13,395	328,424
Puregold Price Club, Inc.	338,780	139,884
Robinsons Land Corp.	375,144	95,372
Robinsons Retail Holdings, Inc.	77,600	46,407
Security Bank Corp.	88,110	94,561
SM Investments Corp.	58,325	826,476
SM Prime Holdings, Inc.	2,798,600	1,351,335
Synergy Grid & Development Phils, Inc.	202,800	33,149
TELUS International CDA, Inc. (a) (b)	22,100	127,592
Universal Robina Corp.	280,030	531,306
Wilcon Depot, Inc.	99,300	30,328
		10,986,909
POLAND — 0.3%
Alior Bank SA	22,775	579,849
Allegro.eu SA (a) (d)	159,088	1,491,926
Asseco Poland SA	16,630	331,148
Auto Partner SA	20,329	121,366
Bank Millennium SA (a)	139,551	325,615
Bank Polska Kasa Opieki SA	48,765	2,037,915
Budimex SA	4,169	722,825
CCC SA (a)	10,767	329,434
CD Projekt SA (b)	14,245	492,368
Cyfrowy Polsat SA (a) (b)	52,228	157,462
Dino Polska SA (a) (d)	13,715	1,385,812
Enea SA (a)	55,046	145,829
Eurocash SA (a)	12,734	41,369
Grupa Azoty SA (a) (b)	49,998	250,484
Grupa Kety SA	3,269	727,791
InPost SA (a)	49,382	871,148
Jastrzebska Spolka Weglowa SA (a) (b)	14,458	106,456
KGHM Polska Miedz SA	33,721	1,261,166
KRUK SA	3,866	444,873
LPP SA (b)	312	1,326,372
mBank SA (a)	4,896	775,799
Orange Polska SA	136,372	264,056
ORLEN SA	136,818	2,303,755
PGE Polska Grupa Energetyczna SA (a)	203,171	362,772
Powszechna Kasa Oszczednosci Bank Polski SA	221,150	3,461,339
Powszechny Zaklad Ubezpieczen SA	159,785	2,048,561
Security Description	Shares	Value
Santander Bank Polska SA	10,158	$1,367,523
Tauron Polska Energia SA (a)	218,537	215,273
Text SA	3,746	71,378
Warsaw Stock Exchange	6,425	77,515
XTB SA (d)	27,082	482,619
		24,581,798
PORTUGAL — 0.1%
Altri SGPS SA	11,642	67,190
Banco Comercial Portugues SA Class R	1,861,941	671,698
Corticeira Amorim SGPS SA (b)	7,984	77,097
CTT-Correios de Portugal SA	16,915	75,959
EDP - Energias de Portugal SA	721,195	2,704,521
Galp Energia SGPS SA	105,685	2,233,644
Greenvolt-Energias Renovaveis SA (a)	10,498	93,610
Jeronimo Martins SGPS SA	63,429	1,240,636
Mota-Engil SGPS SA	18,415	67,932
Navigator Co. SA	56,434	235,038
NOS SGPS SA	43,721	154,866
REN - Redes Energeticas Nacionais SGPS SA	101,023	247,942
Semapa-Sociedade de Investimento e Gestao	5,579	85,982
Sonae SGPS SA	160,077	150,117
		8,106,232
QATAR — 0.2%
Al Meera Consumer Goods Co. QSC	26,382	104,267
Baladna	275,933	99,278
Barwa Real Estate Co.	488,520	368,302
Commercial Bank PSQC	702,354	827,354
Doha Bank QPSC	414,912	162,729
Dukhan Bank	467,458	484,919
Estithmar Holding QPSC (a)	90,909	49,287
Gulf International Services QSC	149,047	134,269
Gulf Warehousing Co.	42,346	38,438
Industries Qatar QSC	352,881	1,240,559
Masraf Al Rayan QSC	1,391,191	891,417
Mesaieed Petrochemical Holding Co.	1,679,516	759,265
Ooredoo QPSC	169,195	473,988
Qatar Aluminum Manufacturing Co.	766,785	281,779
Qatar Electricity & Water Co. QSC	102,139	439,021
Qatar Fuel QSC	121,132	495,374
Qatar Gas Transport Co. Ltd.	579,399	745,055
Qatar International Islamic Bank QSC	189,272	519,835
Qatar Islamic Bank QPSC	431,833	2,206,013
Qatar National Bank QPSC	1,029,803	4,132,223
Qatar Navigation QSC	201,095	635,153

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
United Development Co. QSC	1,537,116	$471,140
Vodafone Qatar QSC	302,258	140,877
		15,700,542
ROMANIA — 0.0% (f)
NEPI Rockcastle NV	133,286	958,915
RUSSIA — 0.0%
Alrosa PJSC (c)	330,200	—
Credit Bank of Moscow PJSC (a) (c)	2,707,900	—
Gazprom PJSC (a) (c)	1,561,848	—
Gazprom PJSC ADR (a) (c)	107,570	—
Globaltrans Investment PLC GDR (a) (c)	26,586	—
GMK Norilskiy Nickel PAO (c)	950,300	—
Inter RAO UES PJSC (c)	5,356,000	—
LUKOIL PJSC (c)	54,554	—
LUKOIL PJSC ADR (a) (c)	6,598	—
Mobile TeleSystems PJSC (a) (c)	31,200	—
Mobile TeleSystems PJSC ADR (a) (c)	53,100	—
Moscow Exchange MICEX-Rates PJSC (c)	191,435	—
Novatek PJSC GDR (a) (c)	13,594	—
Novolipetsk Steel PJSC (c)	224,930	—
PhosAgro PJSC (c)	135	—
PhosAgro PJSC GDR (a) (c)	20,976	—
Polyus PJSC (a) (c)	4,492	—
Polyus PJSC GDR (a) (c)	1,062	—
Rosneft Oil Co. PJSC (c)	169,478	—
Rostelecom PJSC (c)	100,000	—
Sberbank of Russia PJSC (a) (c)	1,586,024	—
Severstal PAO (c)	31,441	—
Sistema PJSFC GDR (a) (c)	40,100	—
Surgutneftegas PJSC (c)	888,900	—
Surgutneftegas PJSC Preference Shares (c)	802,100	—
Tatneft PJSC (c)	187,335	—
Tatneft PJSC ADR (a) (c)	3,048	—
TCS Group Holding PLC GDR (a) (c)	1,787	—
VK IPJSC GDR (a) (c)	17,475	—
VTB Bank PJSC (a) (c)	437,390,000	—
Yandex NV Class A (a) (c)	18,527	—
		—
SAUDI ARABIA — 1.1%
Abdullah Al Othaim Markets Co.	90,217	273,181
ACWA Power Co.	25,731	2,429,342
Ades Holding Co. (a)	83,356	447,042
Advanced Petrochemical Co. (a)	32,252	331,409
Al Hammadi Holding	27,000	334,657
Security Description	Shares	Value
Al Jouf Agricultural Development Co.	6,797	$120,482
Al Masane Al Kobra Mining Co.	10,480	179,900
Al Moammar Information Systems Co.	3,626	161,602
Al Rajhi Bank	453,481	9,851,450
Al Rajhi Co. for Co-operative Insurance (a)	10,522	526,717
Al Rajhi REIT	74,183	163,529
Alamar Foods	3,456	72,960
Alaseel Co.	41,322	50,997
Al-Dawaa Medical Services Co.	6,646	154,476
Aldrees Petroleum & Transport Services Co.	9,113	296,836
Alinma Bank	273,565	2,267,798
AlKhorayef Water & Power Technologies Co. (a)	2,189	113,079
Almarai Co. JSC	52,392	791,829
Almunajem Foods Co.	3,218	89,379
AlSaif Stores For Development & Investment Co.	22,275	55,812
Alujain Corp. (a)	7,396	80,631
Arab National Bank	197,882	1,068,635
Arabian Cement Co.	9,227	70,341
Arabian Contracting Services Co. (a)	2,606	158,377
Arabian Internet & Communications Services Co.	5,390	420,097
Arriyadh Development Co.	18,294	104,256
Astra Industrial Group	6,255	260,431
Ataa Educational Co.	3,559	58,058
Bank AlBilad	137,990	1,199,081
Bank Al-Jazira (a)	109,091	479,796
Banque Saudi Fransi	124,786	1,180,804
Bawan Co.	4,389	51,417
BinDawood Holding Co.	145,480	286,958
Bupa Arabia for Cooperative Insurance Co.	20,088	1,376,110
Catrion Catering Holding Co.	7,183	239,714
City Cement Co.	6,348	32,725
Co. for Cooperative Insurance	17,625	679,330
Dallah Healthcare Co.	9,649	408,943
Dar Al Arkan Real Estate Development Co. (a)	121,911	383,450
Dr Sulaiman Al Habib Medical Services Group Co.	22,915	1,762,786
East Pipes Integrated Co. for Industry	3,815	165,551
Eastern Province Cement Co.	9,470	81,786
Electrical Industries Co.	77,027	130,377
Elm Co.	6,141	1,403,152
Emaar Economic City (a)	74,864	129,110
Etihad Atheeb Telecommunication Co. (a)	4,723	116,451

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Etihad Etisalat Co.	84,453	$1,202,098
First Milling Co.	5,996	114,275
Herfy Food Services Co. (a)	2,033	15,471
Jadwa REIT Saudi Fund	30,786	93,714
Jahez International Co. (a)	26,656	197,170
Jamjoom Pharmaceuticals Factory Co.	6,072	235,655
Jarir Marketing Co.	132,392	447,471
Leejam Sports Co. JSC	5,409	326,708
Maharah Human Resources Co.	79,610	127,110
Middle East Healthcare Co. (a)	11,802	271,802
Middle East Paper Co.	18,521	199,942
Mobile Telecommunications Co. Saudi Arabia	86,172	269,201
Mouwasat Medical Services Co.	23,271	751,798
Nahdi Medical Co.	8,502	298,690
Najran Cement Co. (a)	15,550	37,884
National Agriculture Development Co. (a)	61,702	523,832
National Co. for Learning & Education	2,895	123,313
National Gas & Industrialization Co.	6,570	156,737
National Industrialization Co. (a)	89,787	273,315
National Medical Care Co.	5,781	334,693
Northern Region Cement Co.	17,439	42,208
Perfect Presentation For Commercial Services Co. (a)	16,920	66,388
Power & Water Utility Co. for Jubail & Yanbu	15,068	243,797
Qassim Cement Co.	8,869	134,279
Retal Urban Development Co.	89,148	264,716
Riyad Bank	327,698	2,275,438
SABIC Agri-Nutrients Co.	51,220	1,540,041
Sahara International Petrochemical Co.	91,006	708,331
SAL Saudi Logistics Services	6,348	510,669
Saudi Arabian Mining Co. (a)	297,067	3,408,875
Saudi Arabian Oil Co. (d)	939,868	6,939,531
Saudi Aramco Base Oil Co.	10,246	358,867
Saudi Automotive Services Co.	6,941	103,238
Saudi Awwal Bank	256,850	2,646,138
Saudi Basic Industries Corp.	233,035	4,565,538
Saudi Cement Co.	14,485	173,746
Saudi Ceramic Co. (a)	8,760	69,233
Saudi Chemical Co. Holding	167,160	502,603
Saudi Electricity Co.	190,707	836,720
Saudi Ground Services Co. (a)	13,747	195,307
Saudi Industrial Investment Group	87,437	490,837
Saudi Investment Bank	114,828	393,003
Security Description	Shares	Value
Saudi Kayan Petrochemical Co. (a)	167,662	$362,442
Saudi National Bank	677,444	6,627,091
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	10,157	79,055
Saudi Public Transport Co. (a)	16,546	77,270
Saudi Real Estate Co. (a)	23,689	120,478
Saudi Research & Media Group (a)	7,750	427,618
Saudi Tadawul Group Holding Co.	11,748	780,361
Saudi Telecom Co.	499,659	4,994,459
Saudia Dairy & Foodstuff Co.	3,420	319,429
Savola Group (a)	57,324	714,334
Seera Group Holding (a)	26,096	177,029
Sinad Holding Co. (a)	26,480	91,476
Southern Province Cement Co.	12,949	125,465
Sustained Infrastructure Holding Co.	8,180	81,111
Tanmiah Food Co.	2,556	81,757
Theeb Rent A Car Co.	7,227	130,801
United Electronics Co.	7,266	183,025
United International Transportation Co.	5,610	131,592
Yamama Cement Co.	20,429	181,604
Yanbu Cement Co.	15,788	115,940
Yanbu National Petrochemical Co.	60,223	588,328
		79,901,891
SINGAPORE — 1.0%
AEM Holdings Ltd. (a)	75,648	100,473
AIMS APAC REIT	112,100	103,394
Best World International Ltd. (a)	27,700	50,893
BW LPG Ltd. (d)	19,392	361,158
CapitaLand Ascendas REIT	868,674	1,640,882
CapitaLand Ascott Trust REIT	614,885	396,993
CapitaLand China Trust REIT	303,800	150,191
Capitaland India Trust	200,300	144,840
CapitaLand Integrated Commercial Trust REIT	1,340,229	1,958,055
CapitaLand Investment Ltd.	605,200	1,187,849
CDL Hospitality Trusts REIT	187,168	131,201
City Developments Ltd.	116,600	443,945
ComfortDelGro Corp. Ltd.	504,200	498,527
DBS Group Holdings Ltd.	463,454	12,239,084
Digital Core REIT Management Pte. Ltd.	214,600	122,322
ESR-LOGOS REIT	1,527,420	304,301
Far East Hospitality Trust REIT	140,900	64,459
Frasers Centrepoint Trust REIT	280,192	440,368
Frasers Hospitality Trust REIT	135,000	41,339
Frasers Logistics & Commercial Trust REIT	666,439	467,159

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Genting Singapore Ltd.	1,406,600	$897,775
Grab Holdings Ltd. Class A (a)	487,500	1,730,625
Hafnia Ltd.	62,027	522,547
Hong Fok Corp. Ltd.	61,000	37,584
iFAST Corp. Ltd.	23,300	123,785
IGG, Inc. (a)	181,000	69,781
Kenon Holdings Ltd.	5,301	132,215
Keppel DC REIT	326,100	433,116
Keppel Infrastructure Trust	981,675	340,444
Keppel Ltd.	336,800	1,607,892
Keppel REIT	575,360	354,492
Lendlease Global Commercial REIT	315,527	130,378
Mapletree Industrial Trust REIT	505,150	786,472
Mapletree Logistics Trust REIT	805,047	766,287
Mapletree Pan Asia Commercial Trust REIT	560,268	504,355
Netlink NBN Trust	679,900	416,393
Olam Group Ltd.	198,325	168,289
Oversea-Chinese Banking Corp. Ltd.	795,811	8,473,383
Paragon REIT	269,900	170,275
Parkway Life Real Estate Investment Trust	87,600	226,231
Raffles Medical Group Ltd.	139,876	102,694
Riverstone Holdings Ltd.	100,800	72,146
SATS Ltd. (a)	208,536	438,537
Sea Ltd. ADR (a)	89,300	6,377,806
Seatrium Ltd. (a)	515,825	525,245
Sembcorp Industries Ltd.	196,600	697,765
Sheng Siong Group Ltd.	144,600	158,977
SIA Engineering Co. Ltd.	80,800	138,318
Singapore Airlines Ltd. (b)	344,300	1,752,939
Singapore Exchange Ltd.	198,200	1,386,413
Singapore Post Ltd.	224,900	71,357
Singapore Technologies Engineering Ltd.	481,700	1,539,023
Singapore Telecommunications Ltd.	1,992,000	4,042,059
Starhill Global REIT	385,208	137,853
StarHub Ltd.	126,800	113,210
STMicroelectronics NV	157,077	6,206,125
Suntec Real Estate Investment Trust	452,600	350,659
UMS Holdings Ltd.	309,000	269,043
United Overseas Bank Ltd.	294,093	6,798,697
UOL Group Ltd.	107,433	412,213
Venture Corp. Ltd.	69,100	725,034
Yangzijiang Financial Holding Ltd.	370,300	95,632
		71,151,497
SOUTH AFRICA — 0.9%
Absa Group Ltd.	200,472	1,739,583
AECI Ltd.	27,750	164,175
African Rainbow Minerals Ltd.	57,599	716,044
Security Description	Shares	Value
Afrimat Ltd.	38,727	$150,136
Anglo American Platinum Ltd.	14,406	474,719
Anglo American PLC	306,152	9,682,904
Aspen Pharmacare Holdings Ltd. (b)	85,908	1,097,656
AVI Ltd.	85,323	441,988
Barloworld Ltd.	32,805	150,551
Bid Corp. Ltd.	79,137	1,841,344
Bidvest Group Ltd.	80,286	1,250,632
Capitec Bank Holdings Ltd. (b)	20,545	2,957,985
Clicks Group Ltd.	54,168	1,021,538
Coronation Fund Managers Ltd.	44,887	88,250
DataTec Ltd.	63,502	130,412
Dis-Chem Pharmacies Ltd. (d)	111,613	205,744
Discovery Ltd.	127,669	941,716
DRDGOLD Ltd. (b)	44,155	37,965
Equites Property Fund Ltd. REIT (b)	159,974	112,052
Exxaro Resources Ltd.	57,692	562,386
FirstRand Ltd.	1,191,176	5,016,508
Fortress Real Estate Investments Ltd. Class B	251,245	227,304
Foschini Group Ltd.	71,707	500,732
Gold Fields Ltd.	211,176	3,162,089
Grindrod Ltd.	139,992	115,306
Growthpoint Properties Ltd. REIT	731,511	487,941
Harmony Gold Mining Co. Ltd.	129,858	1,195,106
Hosken Consolidated Investments Ltd. (a)	23,694	227,636
Hyprop Investments Ltd. REIT	107,036	184,060
Impala Platinum Holdings Ltd.	213,381	1,060,712
Investec Ltd.	59,188	428,773
JSE Ltd.	20,858	124,223
Kumba Iron Ore Ltd. (b)	14,222	342,411
Life Healthcare Group Holdings Ltd.	346,213	243,638
Momentum Metropolitan Holdings	280,914	352,296
Motus Holdings Ltd. (b)	47,936	242,541
Mr Price Group Ltd. (b)	60,589	683,269
MTN Group Ltd.	398,061	1,851,659
MultiChoice Group (a)	79,925	466,594
Naspers Ltd. Class N	42,074	8,219,453
Nedbank Group Ltd.	109,408	1,536,326
Netcare Ltd.	364,842	254,550
Ninety One Ltd.	38,097	79,282
Northam Platinum Holdings Ltd.	78,103	544,497
Oceana Group Ltd.	11,307	44,491
Old Mutual Ltd. (e)	851,334	577,658
Old Mutual Ltd. (e)	315,585	210,635
Omnia Holdings Ltd.	27,807	100,797
OUTsurance Group Ltd.	238,793	607,052
Pan African Resources PLC	328,869	108,296
Pepkor Holdings Ltd. (b) (d)	534,616	548,377

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Pick n Pay Stores Ltd. (a) (b)	59,699	$84,056
Redefine Properties Ltd. REIT	1,546,663	340,503
Remgro Ltd.	116,452	867,905
Resilient REIT Ltd.	55,944	143,567
Reunert Ltd.	47,667	183,359
Sanlam Ltd.	415,813	1,842,694
Santam Ltd.	7,575	135,110
Sappi Ltd.	130,549	347,034
Sasol Ltd.	135,850	1,027,431
Scatec ASA (a) (d)	35,708	290,594
Shoprite Holdings Ltd.	118,595	1,844,717
Sibanye Stillwater Ltd.	627,797	677,993
SPAR Group Ltd. (a) (b)	38,271	248,091
Standard Bank Group Ltd.	316,323	3,651,920
Super Group Ltd.	99,955	154,750
Telkom SA SOC Ltd. (a)	39,144	52,542
Thungela Resources Ltd.	37,800	230,733
Tiger Brands Ltd. (b)	36,103	393,396
Truworths International Ltd.	86,745	443,131
Vodacom Group Ltd.	141,169	753,855
Vukile Property Fund Ltd. REIT	247,620	207,480
Wilson Bayly Holmes-Ovcon Ltd.	22,889	200,661
Woolworths Holdings Ltd.	213,480	722,278
		68,355,792
SOUTH KOREA — 3.5%
ABLBio, Inc. (a)	7,302	119,357
Advanced Nano Products Co. Ltd.	2,134	182,161
Aekyung Chemical Co. Ltd.	2,911	27,746
Ahnlab, Inc.	2,297	100,791
Alteogen, Inc. (a)	9,371	1,909,601
Amorepacific Corp.	6,749	820,274
AMOREPACIFIC Group	4,655	109,400
Ananti, Inc. (a)	6,092	24,696
APR Corp. (a)	891	254,386
Asiana Airlines, Inc. (a)	10,835	82,807
BGF retail Co. Ltd.	1,557	116,846
BH Co. Ltd.	3,403	59,828
Bioneer Corp. (a)	5,103	108,993
BNK Financial Group, Inc.	60,750	373,812
Boryung	3,324	23,182
C&C International Corp. (a)	983	96,693
Caregen Co. Ltd.	6,390	101,432
Cellivery Therapeutics, Inc. (a) (c)	6,215	22,621
Celltrion Pharm, Inc. (a)	4,043	260,820
Celltrion, Inc.	36,013	4,560,164
Chabiotech Co. Ltd. (a)	6,622	74,567
Cheil Worldwide, Inc.	15,138	202,353
Cheryong Electric Co. Ltd.	2,905	193,104
Chong Kun Dang Pharmaceutical Corp.	2,276	161,875
Chunbo Co. Ltd. (a)	931	48,562
CJ CGV Co. Ltd. (a)	23,500	95,946
Security Description	Shares	Value
CJ CheilJedang Corp.	1,788	$500,744
CJ Corp.	3,512	309,995
CJ ENM Co. Ltd. (a)	1,582	96,770
CJ Logistics Corp.	1,971	136,173
Classys, Inc.	7,582	279,815
Cosmax, Inc.	3,323	469,783
CosmoAM&T Co. Ltd. (a)	5,225	547,363
Cosmochemical Co. Ltd. (a)	4,945	100,588
Coway Co. Ltd.	14,121	658,604
Creative & Innovative System (a)	9,226	72,722
CS Wind Corp.	5,047	181,494
Daeduck Electronics Co. Ltd.	8,563	134,681
Daejoo Electronic Materials Co. Ltd. (a)	2,655	275,819
Daesang Corp.	4,987	101,986
Daewoo Engineering & Construction Co. Ltd. (a)	52,482	141,833
Daewoong Co. Ltd.	2,154	24,099
Daewoong Pharmaceutical Co. Ltd.	1,213	90,237
Daishin Securities Co. Ltd.	3,580	44,162
Daou Technology, Inc.	6,450	88,562
DB HiTek Co. Ltd.	7,593	269,740
DB Insurance Co. Ltd.	11,291	939,208
Dear U Co. Ltd. (a)	7,301	136,048
Delivery Hero SE (a) (d)	44,406	1,054,166
Dentium Co. Ltd.	2,224	191,136
Devsisters Co. Ltd. (a)	551	23,497
DGB Financial Group, Inc.	26,545	154,661
DI Dong Il Corp.	3,206	66,845
DL E&C Co. Ltd.	6,686	157,375
DL Holdings Co. Ltd.	2,132	91,537
DN Automotive Corp.	454	26,254
Dong-A Socio Holdings Co. Ltd.	363	27,769
Dong-A ST Co. Ltd.	563	25,727
Dongjin Semichem Co. Ltd.	7,712	224,385
DongKook Pharmaceutical Co. Ltd.	4,240	57,416
Dongkuk Steel Mill Co. Ltd.	7,685	54,546
Dongsuh Cos., Inc.	7,745	108,031
Dongwha Enterprise Co. Ltd. (a)	1,702	18,683
Doosan Bobcat, Inc.	12,723	474,166
Doosan Co. Ltd.	2,242	353,443
Doosan Enerbility Co. Ltd. (a)	103,468	1,510,866
Doosan Fuel Cell Co. Ltd. (a)	10,534	161,856
Doosan Tesna, Inc.	3,718	101,154
DoubleUGames Co. Ltd.	1,011	33,859
Douzone Bizon Co. Ltd.	3,770	199,387
Dreamtech Co. Ltd.	11,158	71,658
Duk San Neolux Co. Ltd. (a)	1,243	36,437
Ecopro BM Co. Ltd. (a)	11,284	1,500,161
Ecopro Co. Ltd. (a)	23,041	1,508,169
Ecopro HN Co. Ltd.	2,376	105,811
Ecopro Materials Co. Ltd. (a)	3,042	200,885

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
E-MART, Inc.	5,504	$225,918
EMRO, Inc. (a)	2,432	102,828
EM-Tech Co. Ltd.	4,136	89,090
Enchem Co. Ltd. (a)	2,684	438,721
Eo Technics Co. Ltd.	1,871	254,043
ESR Kendall Square REIT Co. Ltd.	16,720	56,057
Eugene Technology Co. Ltd.	3,217	116,036
F&F Co. Ltd.	2,987	135,408
Fadu, Inc. (a)	2,653	40,089
Fila Holdings Corp.	9,123	265,770
Foosung Co. Ltd. (a)	15,417	81,985
Gaonchips Co. Ltd. (a)	996	48,841
GC Cell Corp.	1,225	25,096
GigaVis Co. Ltd.	983	37,706
GOLFZON Co. Ltd.	868	48,681
Grand Korea Leisure Co. Ltd.	3,328	30,778
Green Cross Corp.	1,262	104,792
Green Cross Holdings Corp.	5,248	53,338
GS Engineering & Construction Corp. (a)	18,346	200,320
GS Holdings Corp.	11,346	386,580
GS Retail Co. Ltd.	6,723	101,834
HAESUNG DS Co. Ltd.	2,588	85,828
Han Kuk Carbon Co. Ltd.	18,930	147,562
Hana Financial Group, Inc.	68,980	3,041,835
Hana Materials, Inc.	2,047	97,257
Hana Micron, Inc.	5,811	86,542
Hana Tour Service, Inc.	2,425	103,060
Hanall Biopharma Co. Ltd. (a)	12,699	285,531
Hancom, Inc.	3,393	55,831
Hanil Cement Co. Ltd.	5,238	50,991
Hanjin Kal Corp.	7,055	331,096
Hankook & Co. Co. Ltd.	2,676	29,569
Hankook Tire & Technology Co. Ltd.	18,375	603,378
Hanmi Pharm Co. Ltd.	1,543	303,219
Hanmi Science Co. Ltd.	6,614	149,193
Hanmi Semiconductor Co. Ltd.	9,833	1,230,822
Hanon Systems	41,312	141,958
Hansae Co. Ltd.	2,164	31,678
Hansol Chemical Co. Ltd.	1,959	260,014
Hanssem Co. Ltd.	2,499	111,107
Hanwha Aerospace Co. Ltd.	10,677	1,935,279
Hanwha Corp.	8,951	174,598
Hanwha Engine (a)	10,044	114,048
Hanwha General Insurance Co. Ltd.	24,869	90,244
Hanwha Investment & Securities Co. Ltd. (a)	13,008	30,524
Hanwha Life Insurance Co. Ltd.	83,342	181,639
Hanwha Ocean Co. Ltd. (a)	21,685	481,276
Hanwha Solutions Corp.	24,133	483,887
Hanwha Systems Co. Ltd.	37,056	507,720
Harim Holdings Co. Ltd.	12,382	53,342
HD Hyundai Co. Ltd.	10,025	542,581
Security Description	Shares	Value
HD Hyundai Construction Equipment Co. Ltd.	2,085	$83,309
HD Hyundai Electric Co. Ltd.	4,991	1,124,017
HD Hyundai Heavy Industries Co. Ltd. (a)	5,121	579,252
HD Hyundai Infracore Co. Ltd.	37,177	206,344
HD HYUNDAI MIPO (a)	5,058	341,732
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	9,908	1,143,037
HDC Hyundai Development Co-Engineering & Construction	6,351	83,973
Hite Jinro Co. Ltd.	4,760	73,483
HK inno N Corp.	3,166	86,251
HL Mando Co. Ltd.	6,581	209,884
HLB Life Science Co. Ltd. (a)	22,874	136,596
Hlb Pharma Ceutical Co. Ltd. (a)	6,367	82,380
HLB Therapeutics Co. Ltd. (a)	24,247	123,657
HLB, Inc. (a)	27,071	1,150,493
HMM Co. Ltd.	55,649	793,600
Hotel Shilla Co. Ltd.	7,245	282,116
HPSP Co. Ltd.	9,413	267,722
Hugel, Inc. (a)	1,296	217,491
HYBE Co. Ltd.	4,498	661,711
Hyosung Advanced Materials Corp.	620	170,258
Hyosung Corp.	1,820	78,009
Hyosung Heavy Industries Corp.	1,007	253,122
Hyosung TNC Corp.	406	101,758
Hyundai Bioscience Co. Ltd. (a)	8,944	119,362
Hyundai Department Store Co. Ltd.	2,120	75,005
Hyundai Elevator Co. Ltd.	4,885	157,037
Hyundai Engineering & Construction Co. Ltd.	17,107	398,314
Hyundai Feed, Inc.	12,561	9,071
Hyundai Glovis Co. Ltd.	4,136	658,034
Hyundai Home Shopping Network Corp.	292	10,861
Hyundai Marine & Fire Insurance Co. Ltd.	11,464	287,329
Hyundai Mobis Co. Ltd.	14,047	2,566,524
Hyundai Motor Co.	33,486	7,176,440
Hyundai Motor Co. Preference Shares (e)	8,335	1,109,315
Hyundai Motor Co. Preference Shares (e)	4,833	638,314
Hyundai Rotem Co. Ltd.	17,629	522,530
Hyundai Steel Co.	18,969	400,327
Hyundai Wia Corp.	3,319	139,608
Iljin Electric Co. Ltd.	7,848	149,377
Iljin Hysolus Co. Ltd. (a)	3,038	48,445
Industrial Bank of Korea	66,386	676,158

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Innocean Worldwide, Inc.	1,628	$25,369
Innox Advanced Materials Co. Ltd.	3,006	89,427
Intellian Technologies, Inc.	1,883	80,573
IS Dongseo Co. Ltd.	3,285	59,543
ISC Co. Ltd.	5,870	279,321
ISU Specialty Chemical (a)	7,025	243,438
IsuPetasys Co. Ltd.	12,315	525,166
Jahwa Electronics Co. Ltd. (a)	2,798	49,598
JB Financial Group Co. Ltd.	28,335	301,362
Jeio Co. Ltd. (a)	1,882	32,198
Jeisys Medical, Inc. (a)	16,731	156,432
Jeju Air Co. Ltd. (a)	3,342	25,007
Jeju Semiconductor Corp. (a)	5,854	79,783
Jin Air Co. Ltd. (a)	2,445	20,800
JR Global Reit	58,381	168,802
Jusung Engineering Co. Ltd.	10,171	275,980
JW Pharmaceutical Corp.	1,608	35,337
JYP Entertainment Corp.	7,133	296,928
K Car Co. Ltd.	2,518	24,604
Kakao Corp.	71,855	2,121,980
Kakao Games Corp. (a)	8,347	124,311
KakaoBank Corp.	36,042	531,531
Kangwon Land, Inc.	21,244	214,215
KB Financial Group, Inc.	90,446	5,158,017
KCC Corp.	1,069	239,583
KCC Glass Corp.	1,162	33,809
KEPCO Engineering & Construction Co., Inc.	3,524	175,624
KEPCO Plant Service & Engineering Co. Ltd.	3,509	96,743
KG Dongbusteel	4,738	21,823
KG Mobility Co. (a)	10,095	37,696
Kia Corp.	61,659	5,791,870
KIWOOM Securities Co. Ltd.	4,384	400,978
KMW Co. Ltd. (a)	4,866	46,698
Koh Young Technology, Inc.	11,662	107,089
Kolmar Korea Co. Ltd.	2,978	154,038
Kolon Industries, Inc.	2,530	70,487
KoMiCo Ltd.	1,382	80,621
Korea Aerospace Industries Ltd.	20,387	784,970
Korea Electric Power Corp.	59,254	842,427
Korea Electric Terminal Co. Ltd.	599	29,896
Korea Gas Corp. (a)	8,763	332,313
Korea Investment Holdings Co. Ltd.	9,412	478,634
Korea Line Corp. (a)	17,625	37,068
Korea Petrochemical Ind Co. Ltd.	507	49,871
Korea Zinc Co. Ltd.	2,671	999,321
Korean Air Lines Co. Ltd.	46,136	779,268
Korean Reinsurance Co.	34,233	198,459
Krafton, Inc. (a)	6,696	1,369,360
KT Corp.	12,940	351,584
KT&G Corp.	24,599	1,576,195
Security Description	Shares	Value
Kum Yang Co. Ltd. (a)	8,903	$556,235
Kumho Petrochemical Co. Ltd.	3,498	372,290
Kumho Tire Co., Inc. (a)	24,818	117,915
Kyung Dong Navien Co. Ltd.	1,463	54,205
L&F Co. Ltd. (a)	5,988	588,577
Lake Materials Co. Ltd. (a)	7,818	113,876
LEENO Industrial, Inc.	3,095	528,387
LG Chem Ltd.	11,854	2,975,341
LG Chem Ltd. Preference Shares	1,534	268,575
LG Corp.	21,779	1,275,254
LG Display Co. Ltd. (a)	71,602	596,640
LG Electronics, Inc.	24,545	1,977,509
LG Energy Solution Ltd. (a)	11,042	2,619,116
LG H&H Co. Ltd.	2,348	589,345
LG Innotek Co. Ltd.	3,277	647,544
LG Uplus Corp.	46,209	329,657
LIG Nex1 Co. Ltd.	4,497	718,736
LigaChem Biosciences, Inc. (a)	5,149	266,334
Lotte Chemical Corp.	4,266	355,474
Lotte Chilsung Beverage Co. Ltd.	412	39,748
Lotte Corp.	5,009	91,701
Lotte Energy Materials Corp.	5,252	201,457
LOTTE Fine Chemical Co. Ltd.	2,494	80,627
LOTTE Reit Co. Ltd.	26,435	62,799
Lotte Rental Co. Ltd.	2,023	45,927
Lotte Shopping Co. Ltd.	2,741	126,446
Lotte Tour Development Co. Ltd. (a)	20,178	141,898
Lotte Wellfood Co. Ltd.	1,011	134,702
LS Corp.	4,087	427,257
LS Electric Co. Ltd.	3,457	553,773
LS Materials Ltd.	6,861	117,881
Lunit, Inc. (a)	4,118	139,859
LX Holdings Corp.	5,008	25,467
LX International Corp.	14,247	315,680
LX Semicon Co. Ltd.	2,737	161,655
Medytox, Inc.	1,333	146,712
MegaStudyEdu Co. Ltd.	1,164	47,609
Meritz Financial Group, Inc.	35,084	2,016,087
Mezzion Pharma Co. Ltd. (a)	6,067	163,520
Mirae Asset Securities Co. Ltd.	56,403	299,942
Myoung Shin Industrial Co. Ltd.	3,805	39,114
Naturecell Co. Ltd. (a)	12,479	84,946
NAVER Corp.	30,656	3,717,026
NCSoft Corp.	3,175	414,953
Netmarble Corp. (a) (d)	5,495	214,371
Nexen Tire Corp.	7,888	44,583
Nexon Games Co. Ltd. (a)	6,243	69,755
NEXTIN, Inc.	1,384	69,879
NH Investment & Securities Co. Ltd.	36,806	339,316
NHN Corp.	3,708	55,896

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
NICE Information Service Co. Ltd.	10,100	$83,207
NKMax Co. Ltd. (a)	18,462	27,093
NongShim Co. Ltd.	723	256,845
OCI Co. Ltd.	993	74,304
OCI Holdings Co. Ltd.	2,996	192,623
Orion Corp.	4,950	331,558
Orion Holdings Corp.	5,222	57,702
Oscotec, Inc. (a)	5,686	155,110
Ottogi Corp.	406	127,714
Pan Ocean Co. Ltd.	57,731	179,715
Paradise Co. Ltd.	12,649	129,568
Park Systems Corp.	970	131,776
Pearl Abyss Corp. (a)	6,377	204,537
People & Technology, Inc. (a)	3,700	180,632
Peptron, Inc. (a)	4,623	165,743
PharmaResearch Co. Ltd.	1,311	141,719
PI Advanced Materials Co. Ltd. (a)	1,584	28,769
Poongsan Corp.	3,880	178,426
Posco DX Co. Ltd.	11,689	325,662
POSCO Future M Co. Ltd.	7,311	1,372,970
POSCO Holdings, Inc.	16,961	4,472,825
Posco International Corp.	12,452	591,617
Posco M-Tech Co. Ltd.	4,127	61,613
PSK Holdings, Inc.	1,526	77,603
PSK, Inc.	2,330	61,699
Rainbow Robotics (a)	3,635	421,201
S&S Tech Corp.	2,995	77,676
S-1 Corp.	3,092	130,284
Sam Chun Dang Pharm Co. Ltd. (a)	2,749	291,775
Sam-A Aluminum Co. Ltd.	1,022	53,903
Samsung Biologics Co. Ltd. (a) (d)	4,106	2,168,588
Samsung C&T Corp.	19,272	1,988,103
Samsung E&A Co. Ltd. (a)	33,867	594,179
Samsung Electro-Mechanics Co. Ltd.	12,818	1,471,300
Samsung Electronics Co. Ltd.	1,126,830	66,717,505
Samsung Electronics Co. Ltd. Preference Shares	194,156	8,970,811
Samsung Fire & Marine Insurance Co. Ltd.	7,106	2,008,161
Samsung Heavy Industries Co. Ltd. (a)	155,723	1,057,762
Samsung Life Insurance Co. Ltd.	18,430	1,184,929
Samsung SDI Co. Ltd.	12,777	3,285,912
Samsung SDS Co. Ltd.	10,041	1,083,246
Samsung Securities Co. Ltd.	14,135	408,698
Samyang Foods Co. Ltd.	895	434,984
Samyang Holdings Corp.	808	40,385
SD Biosensor, Inc. (a)	6,738	48,216
SeAH Besteel Holdings Corp.	1,754	26,441
SeAH Steel Holdings Corp.	1,440	201,066
Security Description	Shares	Value
Sebang Global Battery Co. Ltd.	1,623	$122,624
Seegene, Inc.	5,723	83,153
Seojin System Co. Ltd. (a)	5,942	132,524
Seoul Semiconductor Co. Ltd.	9,084	60,318
SFA Engineering Corp.	4,891	95,759
SFA Semicon Co. Ltd. (a)	9,437	37,364
Shin Poong Pharmaceutical Co. Ltd. (a)	5,405	46,727
Shinhan Financial Group Co. Ltd.	100,572	3,518,011
Shinsegae International, Inc.	1,130	13,061
Shinsegae, Inc.	1,389	158,325
Shinsung Delta Tech Co. Ltd.	3,443	155,329
Silicon2 Co. Ltd. (a)	7,124	243,246
SillaJen, Inc. (a)	9,251	24,530
SIMMTECH Co. Ltd.	6,354	166,178
SK Biopharmaceuticals Co. Ltd. (a)	6,766	380,941
SK Bioscience Co. Ltd. (a)	6,365	243,225
SK Chemicals Co. Ltd.	1,680	59,560
SK Discovery Co. Ltd.	2,244	61,867
SK Gas Ltd.	498	63,240
SK Hynix, Inc.	128,826	22,133,926
SK IE Technology Co. Ltd. (a) (d)	6,160	197,353
SK Innovation Co. Ltd. (a)	13,936	1,175,423
SK Networks Co. Ltd.	38,191	133,592
SK oceanplant Co. Ltd. (a)	5,577	56,965
SK REITs Co. Ltd.	35,804	125,242
SK Square Co. Ltd. (a)	23,076	1,676,426
SK Telecom Co. Ltd.	11,658	436,169
SK, Inc.	8,511	978,780
SKC Co. Ltd. (a)	4,369	535,135
SL Corp.	1,756	56,896
SM Entertainment Co. Ltd.	2,962	173,007
SNT Motiv Co. Ltd.	938	33,970
S-Oil Corp.	10,391	501,999
SOLUM Co. Ltd. (a)	10,424	159,029
Solus Advanced Materials Co. Ltd.	5,776	76,538
Soop Co. Ltd.	1,389	132,492
Soulbrain Co. Ltd.	779	164,402
Soulbrain Holdings Co. Ltd.	1,062	51,692
SPG Co. Ltd.	2,642	47,792
ST Pharm Co. Ltd.	2,098	130,315
Studio Dragon Corp. (a)	2,238	67,555
Sungeel Hitech Co. Ltd. (a)	859	47,490
Sungwoo Hitech Co. Ltd.	9,530	62,310
Synopex, Inc. (a)	13,749	122,358
Taekwang Industrial Co. Ltd.	74	33,600
Taihan Electric Wire Co. Ltd. (a)	30,467	366,534
TCC Steel	3,940	159,432
TechWing, Inc.	9,109	422,197
TKG Huchems Co. Ltd.	1,984	28,711
Tokai Carbon Korea Co. Ltd.	1,212	117,986

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
TSE Co. Ltd. (a)	1,344	$58,681
Unid Co. Ltd.	888	65,479
Voronoi, Inc. (a)	3,210	113,918
VT Co. Ltd. (a)	4,639	107,508
Webzen, Inc.	4,173	50,628
Wemade Co. Ltd. (a)	4,152	128,647
Won Tech Co. Ltd.	14,625	84,998
WONIK IPS Co. Ltd. (a)	5,486	138,694
Wonik QnC Corp.	1,915	52,588
Woori Financial Group, Inc.	138,811	1,481,390
W-Scope Chungju Plant Co. Ltd. (a)	4,231	92,981
YC Corp. (a)	6,775	85,690
YG Entertainment, Inc.	2,609	76,384
Youlchon Chemical Co. Ltd.	2,226	58,379
Youngone Corp.	4,506	114,082
Youngone Holdings Co. Ltd.	1,025	61,507
Yuanta Securities Korea Co. Ltd.	18,956	39,868
Yuhan Corp.	14,955	878,939
		255,635,646
SPAIN — 1.5%
Acciona SA (b)	5,526	653,251
Acerinox SA	44,014	457,097
ACS Actividades de Construccion y Servicios SA (b)	48,012	2,072,683
Aena SME SA (d)	17,237	3,473,067
Almirall SA	17,777	179,094
Amadeus IT Group SA	109,045	7,262,242
AmRest Holdings SE (a)	15,970	97,726
Atresmedia Corp. de Medios de Comunicacion SA (b)	20,752	98,416
Audax Renovables SA (a)	30,037	60,006
Banco Bilbao Vizcaya Argentaria SA	1,395,283	13,984,936
Banco de Sabadell SA	1,250,300	2,412,687
Banco Santander SA	3,734,526	17,332,740
Bankinter SA	149,492	1,221,823
Befesa SA (d)	8,540	284,284
CaixaBank SA	904,492	4,791,693
Cellnex Telecom SA (a) (d)	124,151	4,040,999
Cia de Distribucion Integral Logista Holdings SA	14,361	406,641
CIE Automotive SA (b)	9,535	265,187
Construcciones y Auxiliar de Ferrocarriles SA	3,468	130,461
Distribuidora Internacional de Alimentacion SA (a)	3,493,966	46,059
EDP Renovaveis SA	68,852	962,988
eDreams ODIGEO SA (a)	18,564	129,324
Enagas SA (b)	56,204	836,687
Ence Energia y Celulosa SA (a)	35,434	129,955
Endesa SA (b)	70,987	1,334,069
Faes Farma SA	63,508	245,373
Security Description	Shares	Value
Fluidra SA (b)	20,810	$434,688
Gestamp Automocion SA (d)	33,976	101,230
Global Dominion Access SA (d)	10,388	35,849
Grenergy Renovables SA (a) (b)	1,485	53,635
Grifols SA (a)	64,428	542,739
Iberdrola SA	1,416,074	18,386,669
Indra Sistemas SA (b)	38,675	800,399
Industria de Diseno Textil SA	261,304	12,983,243
Inmobiliaria Colonial Socimi SA REIT (b)	60,223	350,474
Laboratorios Farmaceuticos Rovi SA	4,490	421,305
Lar Espana Real Estate Socimi SA REIT (a)	11,653	85,301
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (a) (b)	102,412	126,883
Mapfre SA (b)	217,548	502,221
Melia Hotels International SA (a)	25,327	208,060
Merlin Properties Socimi SA REIT	75,576	842,386
Neinor Homes SA (d)	7,187	96,283
Pharma Mar SA (b)	2,303	78,539
Prosegur Cash SA (b) (d)	40,918	22,892
Redeia Corp. SA (b)	92,191	1,612,510
Repsol SA	280,319	4,426,866
Sacyr SA	88,108	311,052
Solaria Energia y Medio Ambiente SA (a) (b)	16,480	204,354
Talgo SA (d)	13,385	57,668
Tecnicas Reunidas SA (a)	12,804	173,318
Telefonica SA (b)	1,123,360	4,767,688
Unicaja Banco SA (d)	398,000	543,433
Vidrala SA (b)	4,530	510,749
Viscofan SA (b)	10,061	663,146
		112,253,068
SWEDEN — 2.2%
AAK AB	44,512	1,305,493
AcadeMedia AB (d)	15,147	73,946
AddLife AB Class B	25,014	296,667
Addnode Group AB	27,720	319,075
AddTech AB Class B	63,101	1,569,451
AFRY AB	18,947	339,930
Alfa Laval AB	68,265	2,991,614
Alimak Group AB (d)	12,150	131,938
Alleima AB	36,821	239,210
Alligo AB Class B	5,062	68,639
AQ Group AB	19,140	262,967
Arjo AB Class B	74,541	288,727
Assa Abloy AB Class B	235,259	6,655,549
Atea ASA	21,003	301,804
Atlas Copco AB Class A	633,762	11,920,964
Atlas Copco AB Class B	366,102	5,916,636

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Atrium Ljungberg AB Class B	12,994	$252,145
Attendo AB (d)	18,258	75,513
Avanza Bank Holding AB (b)	28,108	683,444
Axfood AB	24,227	636,890
Beijer Ref AB (b)	87,527	1,351,312
Betsson AB Class B	26,995	315,828
Bilia AB Class A	14,418	192,645
Billerud Aktiebolag	53,005	491,000
BioArctic AB (a) (d)	7,654	165,364
BioGaia AB Class B	31,050	362,683
Biotage AB	25,774	396,946
Boliden AB	64,533	2,066,358
BoneSupport Holding AB (a) (d)	40,703	1,010,830
Boozt AB (a) (d)	10,974	131,188
Bravida Holding AB (d)	41,659	309,191
Bufab AB	6,983	257,819
Bure Equity AB	11,557	389,591
Calliditas Therapeutics AB Class B (a) (b)	5,556	107,865
Camurus AB (a)	6,510	368,832
Castellum AB (a)	88,059	1,075,979
Catena AB (b)	9,063	451,858
Cibus Nordic Real Estate AB publ (b)	9,643	143,686
Clas Ohlson AB Class B	7,371	122,500
Cloetta AB Class B	28,896	56,263
Coor Service Management Holding AB (d)	14,679	64,897
Corem Property Group AB Class B (b)	130,068	107,405
Creades AB Class A	14,930	107,849
Dios Fastigheter AB	40,777	333,256
Dometic Group AB (d)	69,010	438,554
Electrolux AB Class B (a)	50,007	414,876
Electrolux Professional AB Class B	48,576	322,917
Elekta AB Class B	82,362	514,850
Embracer Group AB (a)	156,185	343,483
Engcon AB (b)	40,688	333,489
Epiroc AB Class A	152,800	3,051,614
Epiroc AB Class B	89,219	1,632,702
EQT AB	88,129	2,606,372
Essity AB Class B	143,762	3,684,256
Evolution AB (d)	43,399	4,524,230
Fabege AB (b)	53,473	427,423
Fastighets AB Balder Class B (a)	149,840	1,027,495
Fortnox AB	109,565	661,930
Getinge AB Class B	51,112	868,984
Granges AB	22,094	283,733
H & M Hennes & Mauritz AB Class B (b)	148,300	2,347,689
Hemnet Group AB	31,894	964,331
Hexagon AB Class B	489,864	5,534,572
Hexatronic Group AB (a)	27,906	134,125
Hexpol AB	58,933	656,654
Security Description	Shares	Value
HMS Networks AB (b)	6,563	$260,532
Holmen AB Class B	19,373	763,198
Hufvudstaden AB Class A	25,389	300,874
Husqvarna AB Class B	84,931	681,200
Industrivarden AB Class A	28,073	955,895
Industrivarden AB Class C (b)	36,498	1,232,430
Indutrade AB	64,470	1,653,420
Instalco AB (b)	47,213	180,824
Investment AB Latour Class B	33,085	894,122
Investment AB Oresund	3,443	40,509
Investor AB Class B	408,382	11,190,767
INVISIO AB	9,060	199,333
Inwido AB	14,516	198,066
JM AB (b)	12,817	239,755
Kinnevik AB Class B	54,348	446,220
L E Lundbergforetagen AB Class B (b)	18,666	923,588
Lifco AB Class B	55,001	1,511,330
Lindab International AB	17,669	378,400
Loomis AB	15,205	396,270
Medicover AB Class B	15,499	278,655
MEKO AB	8,779	98,316
MIPS AB	4,971	194,799
Modern Times Group MTG AB Class B (a)	15,662	126,299
Munters Group AB (d)	29,675	559,863
Mycronic AB	17,504	675,354
NCAB Group AB (b)	38,365	300,683
NCC AB Class B	16,244	210,907
New Wave Group AB Class B (b)	35,695	369,077
Nibe Industrier AB Class B	351,385	1,491,118
Nolato AB Class B	43,985	238,819
Nordnet AB publ (b)	31,795	664,710
Norion Bank AB (a)	28,130	115,944
NP3 Fastigheter AB	5,090	123,523
Nyfosa AB	32,732	317,423
OX2 AB (a)	55,930	313,973
Pandox AB (b)	24,135	430,730
Paradox Interactive AB	7,501	100,578
Peab AB Class B	38,686	243,472
Platzer Fastigheter Holding AB Class B	9,670	82,819
Ratos AB Class B	39,105	133,154
Rusta AB (a)	11,872	87,441
Rvrc Holding AB	20,248	87,376
Saab AB Class B	74,267	1,788,265
Sagax AB Class B	50,934	1,304,348
Samhallsbyggnadsbolaget i Norden AB (b)	170,381	86,766
Sandvik AB	252,609	5,066,396
Scandic Hotels Group AB (a) (b) (d)	24,676	149,591
Sdiptech AB Class B (a)	6,902	210,510
Sectra AB Class B (a) (b)	30,873	706,072
Securitas AB Class B	111,837	1,110,957

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Skandinaviska Enskilda Banken AB Class A	374,414	$5,533,020
Skanska AB Class B	77,857	1,402,723
SKF AB Class B	79,240	1,592,253
SkiStar AB	6,323	88,604
SSAB AB Class A	51,377	283,514
SSAB AB Class B	158,764	862,916
Stillfront Group AB (a)	109,706	103,126
Storskogen Group AB Class B	326,603	252,889
Surgical Science Sweden AB (a) (b)	8,795	103,894
Svenska Cellulosa AB SCA Class B	139,277	2,058,867
Svenska Handelsbanken AB Class A	338,189	3,223,752
Svolder AB Class B	24,332	141,762
Sweco AB Class B	49,097	674,086
Swedbank AB Class A	200,318	4,125,451
SwedenCare AB	13,025	72,565
Swedish Orphan Biovitrum AB (a) (b)	49,333	1,321,112
Synsam AB	17,055	84,871
Tele2 AB Class B	121,955	1,228,740
Telefonaktiebolaget LM Ericsson Class B	665,890	4,137,369
Telia Co. AB	547,023	1,468,515
Thule Group AB (d)	24,043	631,145
Trelleborg AB Class B	52,084	2,028,238
Troax Group AB	8,337	186,575
Truecaller AB Class B (b)	83,057	278,263
VBG Group AB Class B	4,204	192,332
Vimian Group AB (a) (b)	58,507	189,771
Vitec Software Group AB Class B	11,478	596,108
Vitrolife AB (b)	14,697	241,892
Volvo AB Class A	45,536	1,188,471
Volvo AB Class B	374,790	9,594,301
Volvo Car AB Class B (a) (b)	164,326	508,718
Wallenstam AB Class B (b)	80,636	383,375
Wihlborgs Fastigheter AB	62,918	581,639
Xvivo Perfusion AB (a)	5,791	227,206
Yubico AB (a)	7,697	164,621
		161,353,381
SWITZERLAND — 3.8%
ABB Ltd.	380,502	21,138,059
Accelleron Industries AG	21,661	848,506
Adecco Group AG	39,052	1,295,939
Alcon, Inc.	120,038	10,716,056
Allreal Holding AG	3,432	587,404
ALSO Holding AG	1,574	485,197
Arbonia AG (a)	9,785	138,946
Aryzta AG (a)	225,832	402,105
Autoneum Holding AG (b)	1,620	234,365
Avolta AG	22,401	870,014
Bachem Holding AG	7,819	717,423
Baloise Holding AG	10,725	1,888,154
Security Description	Shares	Value
Banque Cantonale Vaudoise	6,923	$734,596
Barry Callebaut AG	807	1,314,765
Basilea Pharmaceutica AG (a)	2,131	92,606
Belimo Holding AG	2,334	1,170,377
Bell Food Group AG	471	135,754
BKW AG	4,709	750,946
Bossard Holding AG Class A	1,440	338,927
Bucher Industries AG	1,557	627,236
Burckhardt Compression Holding AG	655	430,058
Burkhalter Holding AG	1,578	161,734
Bystronic AG (b)	386	162,587
Cembra Money Bank AG	7,119	607,642
Chocoladefabriken Lindt & Spruengli AG (e)	225	2,626,586
Chocoladefabriken Lindt & Spruengli AG (e)	25	2,887,825
Cie Financiere Richemont SA Class A	127,890	19,960,575
Clariant AG	54,858	863,223
Comet Holding AG	2,088	841,148
Daetwyler Holding AG Bearer Shares	1,737	326,292
DKSH Holding AG	8,338	563,228
DocMorris AG (a) (b)	3,347	199,271
dormakaba Holding AG	655	336,028
Dottikon Es Holding AG (a) (b)	702	197,647
DSM-Firmenich AG	42,741	4,837,292
EFG International AG	21,977	323,321
Emmi AG	492	486,196
EMS-Chemie Holding AG (b)	1,613	1,322,028
Flughafen Zurich AG	4,830	1,068,018
Forbo Holding AG	192	223,494
Galenica AG (d)	11,370	930,629
Geberit AG	8,219	4,854,936
Georg Fischer AG	19,071	1,278,687
Givaudan SA	2,219	10,519,631
Helvetia Holding AG	8,531	1,153,479
Huber & Suhner AG	3,513	299,070
Implenia AG	6,673	238,746
Inficon Holding AG	396	601,976
International Workplace Group PLC	185,466	405,360
Interroll Holding AG (b)	157	462,998
Intershop Holding AG	1,200	157,846
Julius Baer Group Ltd.	47,633	2,661,002
Kardex Holding AG	1,421	360,547
Komax Holding AG (b)	788	114,350
Kuehne & Nagel International AG	12,539	3,605,695
Landis & Gyr Group AG	5,697	460,274
LEM Holding SA (b)	117	186,190
Leonteq AG (b)	1,998	49,583
Logitech International SA	37,795	3,655,844
Lonza Group AG	17,921	9,780,167
Medacta Group SA (d)	1,306	177,602
Medmix AG (d)	7,663	115,806

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Meier Tobler Group AG	948	$32,599
Metall Zug AG Class B (b)	59	81,087
Mobilezone Holding AG	8,564	129,994
Mobimo Holding AG	1,701	481,754
Novartis AG	473,563	50,681,676
OC Oerlikon Corp. AG	40,233	217,059
Orior AG	1,109	68,742
Partners Group Holding AG	5,503	7,067,062
PSP Swiss Property AG	10,584	1,358,040
Rieter Holding AG	687	87,920
Sandoz Group AG	94,102	3,407,611
Schindler Holding AG (e)	9,346	2,348,461
Schindler Holding AG (e)	5,381	1,341,358
Schweiter Technologies AG	187	82,928
Sensirion Holding AG (a) (b) (d)	2,062	179,215
SFS Group AG	3,812	506,513
SGS SA	35,477	3,158,424
Siegfried Holding AG	914	948,990
SIG Group AG	71,621	1,311,112
Sika AG	36,603	10,476,621
SKAN Group AG	3,808	338,169
Sonova Holding AG	11,695	3,612,878
Stadler Rail AG (b)	11,837	336,563
Straumann Holding AG	27,934	3,459,887
Sulzer AG	4,059	561,015
Swatch Group AG	11,964	488,625
Swatch Group AG Bearer Shares	6,877	1,408,538
Swiss Life Holding AG	7,255	5,333,466
Swiss Prime Site AG	17,413	1,650,999
Swisscom AG	6,479	3,644,708
Swissquote Group Holding SA	2,569	810,782
Tecan Group AG	2,853	955,022
Temenos AG	14,530	1,002,515
TX Group AG	797	144,216
u-blox Holding AG	1,683	176,428
UBS Group AG	781,180	22,993,780
Valiant Holding AG	3,826	433,437
VAT Group AG (d)	6,761	3,832,688
Vetropack Holding AG	2,150	77,521
Vontobel Holding AG	5,962	356,950
Ypsomed Holding AG	928	417,218
Zehnder Group AG	1,784	104,824
Zurich Insurance Group AG	34,862	18,587,118
		279,676,499
TAIWAN — 5.6%
Ability Opto-Electronics Technology Co. Ltd.	39,000	317,371
AcBel Polytech, Inc. (a)	176,775	211,695
Accton Technology Corp.	119,000	2,035,818
Acer, Inc.	637,000	919,916
Acter Group Corp. Ltd.	33,000	268,545
Actron Technology Corp.	15,148	106,461
ADATA Technology Co. Ltd.	67,672	225,285
Adimmune Corp. (a)	103,000	90,645
Security Description	Shares	Value
Advanced Ceramic X Corp.	15,000	$95,248
Advanced Energy Solution Holding Co. Ltd.	7,000	136,153
Advanced Wireless Semiconductor Co. (a)	33,000	141,902
Advancetek Enterprise Co. Ltd.	52,000	99,379
Advantech Co. Ltd.	113,855	1,298,533
AIC, Inc.	4,000	50,984
Airoha Technology Corp.	9,000	205,015
Alchip Technologies Ltd.	18,000	1,362,144
Alexander Marine Co. Ltd.	4,000	49,381
Allied Supreme Corp.	6,000	78,603
Allis Electric Co. Ltd.	41,000	188,308
Ambassador Hotel	38,000	84,922
Andes Technology Corp. (a)	11,000	146,649
AP Memory Technology Corp.	19,000	226,361
Arcadyan Technology Corp.	36,487	182,202
Ardentec Corp.	109,000	230,153
ASE Technology Holding Co. Ltd.	765,325	3,975,071
Asia Cement Corp.	570,000	770,448
Asia Optical Co., Inc.	27,000	57,926
Asia Polymer Corp.	43,860	23,727
Asia Vital Components Co. Ltd.	74,502	1,756,825
ASMedia Technology, Inc.	6,000	414,284
ASPEED Technology, Inc.	7,400	1,104,018
ASROCK, Inc.	12,000	84,706
Asustek Computer, Inc.	162,000	2,486,815
AUO Corp.	1,439,800	789,989
AURAS Technology Co. Ltd.	20,000	497,511
BES Engineering Corp.	298,000	135,949
Bizlink Holding, Inc.	34,780	400,959
Bora Pharmaceuticals Co. Ltd.	13,092	334,549
Brighton-Best International Taiwan, Inc.	68,000	71,896
C Sun Manufacturing Ltd.	41,000	195,891
Capital Securities Corp.	343,000	265,379
Career Technology MFG. Co. Ltd.	64,733	43,000
Catcher Technology Co. Ltd.	141,000	1,008,338
Cathay Financial Holding Co. Ltd. (a)	2,217,606	4,033,067
Cathay Real Estate Development Co. Ltd.	120,000	111,709
Center Laboratories, Inc.	95,592	160,295
Central Reinsurance Co. Ltd.	73,000	58,280
Century Iron & Steel Industrial Co. Ltd.	51,000	474,762
Chailease Holding Co. Ltd.	351,968	1,665,370
Chang Hwa Commercial Bank Ltd.	1,190,938	677,305
Chang Wah Electromaterials, Inc.	39,000	54,518
Chang Wah Technology Co. Ltd.	155,000	185,380

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Channel Well Technology Co. Ltd.	59,000	$136,945
Charoen Pokphand Enterprise	38,500	125,202
Chenbro Micom Co. Ltd.	21,000	194,843
Cheng Loong Corp.	175,000	154,008
Cheng Shin Rubber Industry Co. Ltd.	439,000	669,160
Cheng Uei Precision Industry Co. Ltd.	59,000	143,674
Chia Hsin Cement Corp.	128,520	72,497
Chicony Electronics Co. Ltd.	144,491	761,616
Chicony Power Technology Co. Ltd.	27,000	113,604
Chief Telecom, Inc.	11,000	122,405
China Airlines Ltd.	604,000	441,250
China Bills Finance Corp.	81,000	38,950
China Development Financial Holding Corp. (a)	3,727,908	1,735,167
China Man-Made Fiber Corp. (a)	277,680	69,759
China Metal Products	76,000	109,872
China Motor Corp.	83,000	317,248
China Petrochemical Development Corp. (a)	734,221	234,243
China Steel Chemical Corp.	35,000	117,057
China Steel Corp.	2,784,000	1,982,350
Chin-Poon Industrial Co. Ltd.	91,000	137,447
Chipbond Technology Corp.	142,000	293,704
ChipMOS Technologies, Inc.	103,000	136,205
Chong Hong Construction Co. Ltd.	40,000	135,012
Chroma ATE, Inc.	92,000	901,808
Chun Yuan Steel Industry Co. Ltd.	61,000	38,076
Chung Hung Steel Corp.	220,000	145,801
Chung Hwa Pulp Corp.	235,000	155,380
Chung-Hsin Electric & Machinery Manufacturing Corp.	85,000	492,579
Chunghwa Precision Test Tech Co. Ltd.	3,000	42,261
Chunghwa Telecom Co. Ltd. (a)	884,000	3,419,756
Cleanaway Co. Ltd.	14,000	78,326
Clevo Co.	89,000	146,772
Compal Electronics, Inc.	988,000	1,056,782
Compeq Manufacturing Co. Ltd.	215,000	539,463
Continental Holdings Corp.	110,000	124,270
Coretronic Corp.	42,000	117,812
Co-Tech Development Corp.	25,000	54,097
CSBC Corp. Taiwan (a)	161,954	88,861
CTBC Financial Holding Co. Ltd.	4,288,009	5,002,886
CTCI Corp.	119,000	194,411
Cub Elecparts, Inc.	6,929	25,310
CyberPower Systems, Inc.	8,000	72,500
Security Description	Shares	Value
Da-Li Development Co. Ltd.	53,000	$96,879
Darfon Electronics Corp.	24,000	50,972
Delpha Construction Co. Ltd.	76,000	113,151
Delta Electronics, Inc.	472,630	5,645,366
Depo Auto Parts Ind Co. Ltd.	33,000	242,606
Dynamic Holding Co. Ltd.	41,000	79,999
Dynapack International Technology Corp.	16,000	49,024
E Ink Holdings, Inc.	196,000	1,522,494
E.Sun Financial Holding Co. Ltd.	3,279,331	2,885,961
Eclat Textile Co. Ltd.	44,182	720,444
ECOVE Environment Corp.	6,000	57,889
Egis Technology, Inc.	24,000	184,578
EirGenix, Inc. (a)	35,000	97,637
Elan Microelectronics Corp.	62,000	294,314
Elite Material Co. Ltd.	60,000	878,504
Elite Semiconductor Microelectronics Technology, Inc.	103,000	319,082
Elitegroup Computer Systems Co. Ltd. (a)	47,000	47,809
eMemory Technology, Inc. (a)	14,000	1,109,073
Ennoconn Corp.	19,233	198,902
Ennostar, Inc.	141,000	188,846
Episil Technologies, Inc.	51,579	96,030
Episil-Precision, Inc.	13,113	25,910
Eternal Materials Co. Ltd.	186,000	177,162
Etron Technology, Inc.	41,517	64,499
Eva Airways Corp.	596,121	701,016
Ever Supreme Bio Technology Co. Ltd.	12,790	78,258
Evergreen Aviation Technologies Corp.	39,000	135,243
Evergreen International Storage & Transport Corp.	59,000	57,742
Evergreen Marine Corp. Taiwan Ltd.	232,673	1,384,211
EVERGREEN Steel Corp.	38,000	163,402
Everlight Electronics Co. Ltd.	90,000	211,951
Far Eastern Department Stores Ltd.	162,000	169,783
Far Eastern International Bank	512,965	262,479
Far Eastern New Century Corp.	749,620	814,516
Far EasTone Telecommunications Co. Ltd.	405,000	1,049,905
Faraday Technology Corp.	53,738	556,570
Farglory Land Development Co. Ltd.	76,000	188,586
Feng Hsin Steel Co. Ltd.	99,000	235,282
Feng TAY Enterprise Co. Ltd.	130,067	621,438
First Financial Holding Co. Ltd.	2,570,578	2,226,569
Fitipower Integrated Technology, Inc.	17,544	146,824
FLEXium Interconnect, Inc.	66,000	184,523

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
FocalTech Systems Co. Ltd.	43,000	$114,255
Formosa Advanced Technologies Co. Ltd.	14,000	16,744
Formosa Chemicals & Fibre Corp. (a)	831,000	1,291,013
Formosa International Hotels Corp.	16,000	103,324
Formosa Petrochemical Corp. (a)	247,000	493,368
Formosa Plastics Corp. (a)	884,000	1,566,820
Formosa Sumco Technology Corp.	21,000	112,634
Formosa Taffeta Co. Ltd.	154,000	106,808
Fortune Electric Co. Ltd.	26,000	757,363
Fositek Corp.	12,000	281,121
Foxconn Technology Co. Ltd.	237,180	521,275
Foxsemicon Integrated Technology, Inc.	19,000	180,679
Fubon Financial Holding Co. Ltd.	1,902,488	4,650,442
Fulgent Sun International Holding Co. Ltd.	33,000	125,118
Fusheng Precision Co. Ltd.	24,000	210,101
General Interface Solution Holding Ltd. (a)	52,000	108,996
Genius Electronic Optical Co. Ltd.	19,396	395,794
Getac Holdings Corp.	81,000	284,635
Giant Manufacturing Co. Ltd.	69,994	457,400
Gigabyte Technology Co. Ltd.	117,000	1,101,783
Global Brands Manufacture Ltd.	72,000	164,900
Global Mixed Mode Technology, Inc.	16,000	150,671
Global PMX Co. Ltd.	12,000	41,059
Global Unichip Corp.	21,000	1,038,947
Globalwafers Co. Ltd.	61,000	1,013,486
Gloria Material Technology Corp.	174,000	259,593
Gold Circuit Electronics Ltd.	75,100	479,192
Goldsun Building Materials Co. Ltd.	181,715	241,417
Gourmet Master Co. Ltd.	30,000	79,620
Grand Pacific Petrochemical	207,562	89,573
Grand Process Technology Corp.	4,000	167,070
Grape King Bio Ltd.	29,000	137,216
Great Tree Pharmacy Co. Ltd.	14,262	108,367
Great Wall Enterprise Co. Ltd.	124,688	219,847
Greatek Electronics, Inc.	75,000	145,416
Gudeng Precision Industrial Co. Ltd.	11,934	164,250
Hannstar Board Corp.	33,000	56,862
HannStar Display Corp. (a)	471,000	142,571
Highwealth Construction Corp.	283,456	455,221
Hiwin Technologies Corp.	72,034	472,951
Holtek Semiconductor, Inc.	33,000	61,033
Security Description	Shares	Value
Holy Stone Enterprise Co. Ltd.	18,900	$54,705
Hon Hai Precision Industry Co. Ltd.	2,962,320	19,540,912
Hota Industrial Manufacturing Co. Ltd.	33,841	57,686
Hotai Finance Co. Ltd.	52,800	183,099
Hotai Motor Co. Ltd.	69,260	1,327,920
Hsin Kuang Steel Co. Ltd.	44,000	86,802
HTC Corp. (a)	166,000	236,145
Hu Lane Associate, Inc.	13,000	65,318
HUA ENG Wire & Cable Co. Ltd.	175,000	206,872
Hua Nan Financial Holdings Co. Ltd.	2,092,528	1,702,842
Huaku Development Co. Ltd.	57,200	240,673
Ibase Technology, Inc.	42,000	109,267
IBF Financial Holdings Co. Ltd. (a)	462,742	229,649
Innodisk Corp.	25,709	239,327
Innolux Corp.	1,883,146	832,981
International CSRC Investment Holdings Co. (a)	192,000	101,500
International Games System Co. Ltd.	26,000	1,085,955
Inventec Corp.	602,000	1,035,452
ITE Technology, Inc. (a)	33,000	173,435
ITEQ Corp.	36,188	129,396
Jentech Precision Industrial Co. Ltd.	18,999	702,767
Johnson Health Tech Co. Ltd.	38,000	104,015
JSL Construction & Development Co. Ltd.	19,000	109,520
Kaori Heat Treatment Co. Ltd.	35,000	520,013
Kenda Rubber Industrial Co. Ltd.	123,901	128,707
Kenmec Mechanical Engineering Co. Ltd.	38,000	128,847
Kerry TJ Logistics Co. Ltd.	23,000	28,713
Kindom Development Co. Ltd.	76,300	128,415
King Slide Works Co. Ltd.	12,000	458,672
King Yuan Electronics Co. Ltd.	245,000	898,695
King's Town Bank Co. Ltd.	220,000	412,990
Kinik Co.	21,000	212,321
Kinpo Electronics (a)	293,000	161,666
Kinsus Interconnect Technology Corp.	61,000	173,740
KMC Kuei Meng International, Inc.	6,000	25,893
Kung Long Batteries Industrial Co. Ltd.	19,000	83,751
Kuo Toong International Co. Ltd.	44,000	102,264
L&K Engineering Co. Ltd.	54,315	402,656
LandMark Optoelectronics Corp.	11,000	56,964
Largan Precision Co. Ltd.	23,000	1,946,118
Lian HWA Food Corp.	22,000	75,952

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Lien Hwa Industrial Holdings Corp.	199,524	$420,063
Lite-On Technology Corp.	458,419	1,497,847
Longchen Paper & Packaging Co. Ltd.	190,800	81,457
Lotes Co. Ltd.	18,337	921,329
Lotus Pharmaceutical Co. Ltd.	26,000	248,046
LuxNet Corp.	31,541	122,989
M31 Technology Corp.	4,800	167,933
Machvision, Inc.	24,000	291,479
Macronix International Co. Ltd.	372,000	298,710
Makalot Industrial Co. Ltd.	52,077	675,814
Marketech International Corp.	35,000	182,868
Materials Analysis Technology, Inc.	40,000	356,334
MediaTek, Inc.	357,000	15,406,193
Medigen Vaccine Biologics Corp. (a)	61,041	103,486
Mega Financial Holding Co. Ltd.	2,679,631	3,336,994
Mercuries Life Insurance Co. Ltd. (a)	661,020	149,558
Merida Industry Co. Ltd.	53,000	353,698
Merry Electronics Co. Ltd.	38,491	163,733
Microbio Co. Ltd. (a)	67,420	86,141
Micro-Star International Co. Ltd.	172,000	943,729
Mitac Holdings Corp.	193,160	263,767
MPI Corp.	18,000	294,068
Namchow Holdings Co. Ltd.	43,000	77,805
Nan Kang Rubber Tire Co. Ltd. (a)	67,000	107,600
Nan Pao Resins Chemical Co. Ltd.	27,000	284,635
Nan Ya Plastics Corp. (a)	1,123,000	1,706,576
Nan Ya Printed Circuit Board Corp. (a)	50,000	286,670
Nantex Industry Co. Ltd.	69,000	78,483
Nanya Technology Corp. (a)	294,000	631,654
Nien Made Enterprise Co. Ltd.	44,000	528,952
North-Star International Co. Ltd.	30,000	56,964
Novatek Microelectronics Corp.	144,000	2,689,888
Nuvoton Technology Corp.	44,000	173,605
O-Bank Co. Ltd.	312,000	100,982
OBI Pharma, Inc. (a)	49,467	92,708
Oneness Biotech Co. Ltd. (a)	71,749	362,709
Orient Semiconductor Electronics Ltd.	121,000	219,685
Oriental Union Chemical Corp.	62,000	32,871
Pan Jit International, Inc.	62,000	107,788
Pan-International Industrial Corp.	108,000	133,329
Pegatron Corp.	458,000	1,475,302
Pegavision Corp.	13,257	195,740
PharmaEngine, Inc.	32,000	96,173
Security Description	Shares	Value
PharmaEssentia Corp. (a)	59,000	$1,018,449
Phihong Technology Co. Ltd. (a)	62,268	93,474
Phison Electronics Corp.	37,000	703,697
Pixart Imaging, Inc.	30,000	157,206
Polaris Group (a)	106,000	242,116
Pou Chen Corp.	543,000	585,824
Powerchip Semiconductor Manufacturing Corp. (a)	680,000	561,750
Powertech Technology, Inc.	155,000	898,232
Poya International Co. Ltd.	12,456	188,905
President Chain Store Corp.	128,000	1,079,112
President Securities Corp. (a)	167,320	151,891
Primax Electronics Ltd.	87,000	252,621
Prince Housing & Development Corp.	113,000	41,798
Promate Electronic Co. Ltd.	114,000	333,832
Qisda Corp.	341,000	403,631
Quanta Computer, Inc.	654,000	6,289,722
Quanta Storage, Inc.	61,000	208,714
Radiant Opto-Electronics Corp.	115,000	671,748
Raydium Semiconductor Corp. (a)	14,000	177,365
Realtek Semiconductor Corp.	115,000	1,935,484
RichWave Technology Corp. (a)	23,781	168,233
Ruentex Development Co. Ltd.	368,416	495,135
Ruentex Engineering & Construction Co.	11,000	61,881
Ruentex Industries Ltd.	136,295	286,526
Run Long Construction Co. Ltd.	52,380	181,642
Sakura Development Co. Ltd.	88,098	205,027
San Fu Chemical Co. Ltd.	6,000	25,893
Sanyang Motor Co. Ltd.	154,000	374,539
Scientech Corp.	18,000	196,138
SDI Corp.	35,000	150,502
Sensortek Technology Corp.	5,000	54,714
Sercomm Corp.	63,000	229,151
Shanghai Commercial & Savings Bank Ltd.	882,492	1,252,678
Shihlin Electric & Engineering Corp.	54,000	493,535
Shihlin Paper Corp. (a)	42,000	77,937
Shin Kong Financial Holding Co. Ltd. (a)	3,135,889	951,163
Shin Zu Shing Co. Ltd.	33,742	254,821
Shinfox Energy Co. Ltd.	17,000	82,795
Shinkong Insurance Co. Ltd.	53,000	157,163
Shinkong Synthetic Fibers Corp.	294,000	150,890
Shiny Chemical Industrial Co. Ltd.	27,750	128,308
ShunSin Technology Holding Ltd.	10,000	85,076
Sigurd Microelectronics Corp.	99,078	234,551

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Silicon Integrated Systems Corp.	115,000	$200,284
Simplo Technology Co. Ltd.	36,000	474,392
Sinbon Electronics Co. Ltd.	48,000	432,039
Sincere Navigation Corp.	89,000	83,948
Sino-American Silicon Products, Inc.	109,000	730,777
Sinon Corp.	67,000	90,871
SinoPac Financial Holdings Co. Ltd.	2,411,627	1,888,178
Sinyi Realty, Inc.	36,000	35,177
Sitronix Technology Corp.	24,000	191,237
Soft-World International Corp.	32,000	144,999
Solar Applied Materials Technology Corp.	100,205	201,698
Sporton International, Inc.	20,527	141,101
Standard Foods Corp.	51,417	67,755
Sunny Friend Environmental Technology Co. Ltd.	8,995	26,840
Sunonwealth Electric Machine Industry Co. Ltd.	54,000	191,421
Sunplus Technology Co. Ltd.	105,000	117,165
Supreme Electronics Co. Ltd.	151,473	381,933
Synmosa Biopharma Corp.	92,442	117,257
Synnex Technology International Corp.	280,550	632,160
Systex Corp.	72,000	276,313
T3EX Global Holdings Corp.	13,000	39,070
TA Chen Stainless Pipe	382,586	423,372
Ta Ya Electric Wire & Cable	195,246	335,827
Taichung Commercial Bank Co. Ltd.	767,595	432,994
TaiDoc Technology Corp.	5,000	26,047
Taigen Biopharmaceuticals Holdings Ltd. (a)	126,000	58,841
TaiMed Biologics, Inc. (a)	49,971	137,553
Tainan Spinning Co. Ltd.	262,000	139,312
Taishin Financial Holding Co. Ltd.	2,536,292	1,473,702
Taiwan Business Bank	1,392,707	781,322
Taiwan Cogeneration Corp.	231,124	341,255
Taiwan Cooperative Financial Holding Co. Ltd.	2,429,736	1,947,294
Taiwan Fertilizer Co. Ltd.	146,000	289,376
Taiwan Glass Industry Corp. (a)	164,000	97,819
Taiwan High Speed Rail Corp.	514,000	481,655
Taiwan Hon Chuan Enterprise Co. Ltd.	101,000	533,930
Taiwan Mask Corp.	23,000	53,953
Taiwan Mobile Co. Ltd.	418,000	1,378,666
Taiwan Paiho Ltd.	32,000	63,030
Taiwan Sakura Corp.	31,000	86,957
Taiwan Secom Co. Ltd.	50,000	202,673
Taiwan Semiconductor Co. Ltd.	36,000	84,114
Security Description	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	5,813,000	$173,091,811
Taiwan Shin Kong Security Co. Ltd.	33,000	43,130
Taiwan Surface Mounting Technology Corp.	62,000	229,336
Taiwan TEA Corp. (a)	240,000	162,385
Taiwan Union Technology Corp.	55,000	275,496
Taiwan-Asia Semiconductor Corp.	53,000	68,371
Tatung Co. Ltd. (a)	383,000	672,934
TCC Group Holdings	1,578,590	1,664,158
TCI Co. Ltd.	24,000	115,778
Teco Electric & Machinery Co. Ltd.	342,000	564,000
Test Research, Inc.	44,000	232,603
Thinking Electronic Industrial Co. Ltd.	26,000	142,657
Ton Yi Industrial Corp.	282,000	132,996
Tong Hsing Electronic Industries Ltd.	40,480	187,168
Tong Yang Industry Co. Ltd.	80,000	266,326
Topco Scientific Co. Ltd.	39,097	331,417
Topkey Corp.	8,000	49,443
TPK Holding Co. Ltd.	77,000	95,771
Transcend Information, Inc.	51,000	180,787
Tripod Technology Corp.	109,000	734,137
TSEC Corp. (a)	121,794	108,686
TSRC Corp. (a)	58,000	42,729
TTY Biopharm Co. Ltd.	79,000	185,315
Tung Ho Steel Enterprise Corp.	102,560	220,032
TXC Corp.	62,000	219,780
U-Ming Marine Transport Corp.	67,000	115,241
Unimicron Technology Corp.	324,000	1,797,697
Union Bank of Taiwan	426,274	214,835
Uni-President Enterprises Corp.	1,195,880	2,996,934
Unitech Printed Circuit Board Corp.	318,000	361,703
United Integrated Services Co. Ltd.	37,000	417,428
United Microelectronics Corp. (a)	2,742,000	4,707,840
United Renewable Energy Co. Ltd.	223,571	94,069
Universal Cement Corp.	122,570	134,692
Universal Vision Biotechnology Co. Ltd.	11,565	88,944
UPC Technology Corp.	80,000	30,332
UPI Semiconductor Corp.	12,000	106,900
USI Corp.	244,000	115,075
Vanguard International Semiconductor Corp.	213,000	850,254
VIA Labs, Inc.	6,000	36,620

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Via Technologies, Inc.	38,000	$136,461
Visco Vision, Inc.	20,000	173,235
VisEra Technologies Co. Ltd. (a)	21,000	225,267
Visual Photonics Epitaxy Co. Ltd.	57,000	289,906
Vivotek, Inc.	13,000	56,101
Voltronic Power Technology Corp.	14,200	842,594
Wafer Works Corp.	109,290	127,510
Waffer Technology Corp.	25,000	71,128
Wah Lee Industrial Corp. (a)	32,360	141,643
Walsin Lihwa Corp.	630,816	690,288
Walsin Technology Corp.	63,000	229,151
Wan Hai Lines Ltd.	160,570	438,528
Win Semiconductors Corp.	73,000	392,661
Winbond Electronics Corp.	704,216	557,877
WinWay Technology Co. Ltd.	4,000	129,464
Wisdom Marine Lines Co. Ltd.	77,000	161,398
Wistron Corp.	609,842	1,992,610
Wistron NeWeb Corp.	86,792	430,730
Wiwynn Corp.	22,000	1,793,690
Wowprime Corp.	13,194	97,405
WPG Holdings Ltd.	352,480	975,686
WT Microelectronics Co. Ltd.	127,711	488,145
XinTec, Inc.	49,000	271,874
Xxentria Technology Materials Corp.	38,368	79,831
Yageo Corp.	77,467	1,743,166
Yang Ming Marine Transport Corp.	400,000	919,810
Yankey Engineering Co. Ltd.	7,823	106,344
YC INOX Co. Ltd.	86,531	67,483
YFY, Inc.	199,000	188,624
Yieh Phui Enterprise Co. Ltd.	109,200	51,837
Yuanta Financial Holding Co. Ltd.	2,388,705	2,359,878
Yulon Finance Corp.	66,168	304,922
Yulon Motor Co. Ltd.	122,712	252,675
Yungshin Construction & Development Co. Ltd.	13,000	85,955
YungShin Global Holding Corp.	30,000	48,734
Zhen Ding Technology Holding Ltd.	158,000	630,705
ZillTek Technology Corp.	16,000	199,744
Zyxel Group Corp.	48,000	59,035
		412,768,424
TANZANIA, UNITED REPUBLIC OF — 0.0% (f)
Helios Towers PLC (a)	168,896	248,516
THAILAND — 0.4%
Advanced Info Service PCL	255,600	1,455,696
AEON Thana Sinsap Thailand PCL	10,400	35,992
Airports of Thailand PCL	945,400	1,487,754
Amata Corp. PCL	98,300	60,002
Security Description	Shares	Value
AP Thailand PCL	621,274	$134,590
Asia Aviation PCL NVDR (a) (b)	2,785,646	153,335
Asset World Corp. PCL	1,538,800	145,923
Aurora Design PCL	361,400	115,223
B Grimm Power PCL	246,100	144,853
Bangchak Corp. PCL	206,300	210,811
Bangkok Airways PCL	214,800	122,918
Bangkok Aviation Fuel Services PCL	60,400	29,461
Bangkok Chain Hospital PCL	467,800	217,982
Bangkok Commercial Asset Management PCL	256,500	52,422
Bangkok Dusit Medical Services PCL Class F	2,587,600	1,886,186
Bangkok Expressway & Metro PCL	1,659,300	345,899
Bangkok Life Assurance PCL NVDR	355,700	182,224
Banpu PCL	1,840,732	246,785
Banpu Power PCL	91,700	30,236
BCPG PCL	256,000	43,949
Betagro PCL	135,600	82,770
Beyond Securities PCL (a)	1,193,200	44,545
BTS Group Holdings PCL	1,612,000	196,792
Bumrungrad Hospital PCL	131,200	883,068
Carabao Group PCL	69,500	125,942
Central Pattana PCL	518,900	781,231
Central Plaza Hotel PCL	96,000	103,985
Central Retail Corp. PCL	362,225	303,520
CH Karnchang PCL	146,300	79,733
Charoen Pokphand Foods PCL (a)	1,330,600	830,322
Chularat Hospital PCL	887,900	62,907
CK Power PCL	64,900	6,933
Com7 PCL Class F	285,000	144,451
CP ALL PCL	1,287,200	1,929,178
CP Axtra PCL	423,700	314,622
Delta Electronics Thailand PCL	837,400	1,899,681
Dhipaya Group Holdings PCL	51,400	37,817
Dohome PCL	112,768	31,651
Dynasty Ceramic PCL	1,066,900	56,692
Eastern Polymer Group PCL	280,400	39,350
Electricity Generating PCL	49,100	138,479
Energy Absolute PCL (b)	377,813	115,308
Erawan Group PCL	336,600	40,725
GFPT PCL	131,000	45,692
Global Power Synergy PCL	162,900	176,450
Gulf Energy Development PCL	751,220	829,059
Gunkul Engineering PCL	705,600	48,838
Hana Microelectronics PCL	82,100	104,030
Home Product Center PCL	1,184,900	298,667
Ichitan Group PCL	565,100	267,940
Indorama Ventures PCL	361,500	192,091
Intouch Holdings PCL	191,900	373,891
IRPC PCL	1,621,600	72,469

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
I-TAIL Corp. PCL	86,200	$54,025
Jasmine International PCL	363,100	29,881
Jasmine Technology Solution PCL (a)	89,500	137,186
Jaymart Group Holdings PCL (a)	49,300	17,464
JMT Network Services PCL	142,100	51,500
Kasikornbank PCL	110,200	376,868
KCE Electronics PCL	142,900	163,548
Kiatnakin Phatra Bank PCL	25,400	32,185
Krung Thai Bank PCL	699,600	325,994
Krungthai Card PCL	206,500	229,304
Land & Houses PCL	1,692,400	272,094
MBK PCL	123,927	55,045
Mega Lifesciences PCL	50,300	52,428
Minor International PCL	761,417	622,454
MK Restaurants Group PCL	80,900	66,686
Muangthai Capital PCL	156,000	184,917
Nex Point Parts PCL (a)	166,700	7,631
Ngern Tid Lor PCL	262,474	132,319
Origin Property PCL	286,100	35,862
Osotspa PCL	292,600	183,386
Plan B Media PCL	288,360	59,719
Prima Marine PCL	400,500	93,857
Pruksa Holding PCL	44,000	10,491
PTG Energy PCL	109,300	24,572
PTT Exploration & Production PCL	293,900	1,217,325
PTT Global Chemical PCL	451,400	375,167
PTT Oil & Retail Business PCL	1,143,500	498,563
PTT PCL	2,196,700	1,945,439
Quality Houses PCL	981,000	48,920
R&B Food Supply PCL	72,100	18,468
Ratch Group PCL	219,100	158,216
Ratchthani Leasing PCL	491,700	29,209
Regional Container Lines PCL	47,800	37,122
Sansiri PCL	1,966,900	89,508
SC Asset Corp. PCL	489,700	38,165
SCB X PCL	486,900	1,366,597
SCG Packaging PCL	260,600	239,669
Siam Cement PCL	179,465	1,100,337
Siam City Cement PCL	8,800	31,174
Siam Global House PCL	960,800	392,724
Sino-Thai Engineering & Construction PCL	104,500	25,628
Sri Trang Agro-Industry PCL	199,100	117,189
Sri Trang Gloves Thailand PCL	169,000	46,513
Srisawad Corp. PCL	156,420	147,053
Star Petroleum Refining PCL (a)	208,500	46,305
Supalai PCL	253,900	124,537
Thai Oil PCL	295,557	426,855
Thai Union Group PCL	372,800	151,365
Thai Vegetable Oil PCL	91,960	53,877
Thanachart Capital PCL	32,400	39,951
Security Description	Shares	Value
Thonburi Healthcare Group PCL	111,000	$90,742
Tipco Asphalt PCL	85,400	37,234
TMBThanachart Bank PCL	2,553,000	118,963
TOA Paint Thailand PCL	51,700	27,895
TPI Polene PCL	1,118,800	40,243
TPI Polene Power PCL	409,400	36,146
TQM Alpha PCL	37,200	27,877
True Corp. PCL (a)	2,322,870	553,856
TTW PCL	540,600	130,372
VGI PCL (b)	967,590	39,286
WHA Corp. PCL	1,565,200	206,433
		31,055,409
TURKEY — 0.3%
Agrotech Yueksek Teknoloji VE Yatirim AS (a)	60,552	26,616
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (a)	116,279	50,898
Akbank TAS	736,651	1,439,215
Akfen Yenilenebilir Enerji AS (a)	92,883	78,367
Aksa Akrilik Kimya Sanayii AS	23,402	91,942
Aksa Enerji Uretim AS	69,891	93,931
Alarko Holding AS	37,401	122,641
Alfa Solar Enerji Sanayi VE Ticaret AS (a)	15,106	32,255
Anadolu Anonim Turk Sigorta Sirketi (a)	44,330	144,686
Anadolu Efes Biracilik Ve Malt Sanayii AS	86,118	649,100
Aselsan Elektronik Sanayi Ve Ticaret AS	276,860	494,883
Aygaz AS	35,787	196,491
Baticim Bati Anadolu Cimento Sanayii AS (a)	13,407	67,028
BIM Birlesik Magazalar AS	103,155	1,714,871
Can2 Termik AS (a)	1,160,728	71,166
Cimsa Cimento Sanayi VE Ticaret AS	63,005	59,846
Coca-Cola Icecek AS	19,536	492,221
CW Enerji Muhendislik Ticaret VE Sanayi AS (a)	5,987	37,985
Dogan Sirketler Grubu Holding AS (a)	36,502	18,761
Dogus Otomotiv Servis ve Ticaret AS	17,178	138,332
Eczacibasi Yatirim Holding Ortakligi AS	4,470	30,788
EGE Endustri VE Ticaret AS	276	106,162
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	39,802	62,343
Eldorado Gold Corp. (a) (b)	47,800	705,988
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (a)	158,361	46,904
Enerjisa Enerji AS (d)	1,575	3,260

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Eregli Demir ve Celik Fabrikalari TAS	257,348	$418,008
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (a)	20,864	65,106
Ford Otomotiv Sanayi AS	17,284	592,591
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	25,510	52,135
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS (a)	23,865	37,126
Gubre Fabrikalari TAS (a)	14,397	61,569
Haci Omer Sabanci Holding AS	243,399	716,458
Hektas Ticaret TAS (a)	253,300	98,744
Is Gayrimenkul Yatirim Ortakligi AS REIT (a)	50,870	26,146
Is Yatirim Menkul Degerler AS	75,462	90,048
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS	22,577	29,943
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	198,426	190,657
Kiler Holding AS (a)	49,731	48,816
Kimteks Poliuretan Sanayi VE Ticaret AS	21,148	36,866
KOC Holding AS	161,546	1,117,594
Kontrolmatik Enerji Ve Muhendislik AS	25,899	130,271
Konya Cimento Sanayii AS (a)	240	58,731
Kordsa Teknik Tekstil AS (a)	22,708	64,522
Koza Altin Isletmeleri AS	302,505	196,727
Koza Anadolu Metal Madencilik Isletmeleri AS (a)	31,169	52,386
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)	47,848	185,358
MIA Teknoloji AS (a)	59,900	119,129
Migros Ticaret AS	21,576	348,812
MLP Saglik Hizmetleri AS (a) (d)	8,993	96,010
Nuh Cimento Sanayi AS	16,787	126,478
ODAS Elektrik Uretim ve Sanayi Ticaret AS (a)	270,453	72,102
Otokar Otomotiv Ve Savunma Sanayi AS	9,030	181,517
Oyak Cimento Fabrikalari AS (a)	66,260	126,422
Oyak Yatirim Menkul Degerler AS (a)	23,810	29,952
Pegasus Hava Tasimaciligi AS (a)	45,537	316,558
Petkim Petrokimya Holding AS (a)	532,531	353,142
Politeknik Metal Sanayi ve Ticaret AS	178	45,635
Reeder Teknoloji Sanayi VE Ticaret AS (a)	46,916	50,947
Security Description	Shares	Value
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	100,000	$177,376
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	118,794	129,362
Sasa Polyester Sanayi AS (a)	291,234	389,810
Selcuk Ecza Deposu Ticaret ve Sanayi AS	27,174	37,052
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (a)	65,378	105,096
Sok Marketler Ticaret AS	87,998	169,240
TAV Havalimanlari Holding AS (a)	24,973	197,675
Tekfen Holding AS (a)	45,605	73,311
Tofas Turk Otomobil Fabrikasi AS	31,315	324,770
Turk Hava Yollari AO (a)	146,824	1,382,766
Turkcell Iletisim Hizmetleri AS	258,950	794,618
Turkiye Is Bankasi AS Class C	2,285,862	1,105,157
Turkiye Petrol Rafinerileri AS	213,067	1,075,620
Turkiye Sigorta AS	56,788	135,546
Turkiye Sinai Kalkinma Bankasi AS (a)	312,500	111,718
Turkiye Sise ve Cam Fabrikalari AS	278,975	427,183
Ulker Biskuvi Sanayi AS (a)	157,977	819,677
Vestel Beyaz Esya Sanayi ve Ticaret AS	478,736	312,503
Vestel Elektronik Sanayi ve Ticaret AS (a)	39,052	93,808
Yapi ve Kredi Bankasi AS	697,188	718,805
YEO Teknoloji Enerji VE Endustri AS (a)	7,057	40,383
Zorlu Enerji Elektrik Uretim AS (a)	517,064	87,220
		21,821,882
UNITED ARAB EMIRATES — 0.3%
Abu Dhabi Commercial Bank PJSC	637,418	1,391,803
Abu Dhabi Islamic Bank PJSC	330,510	1,042,011
Abu Dhabi National Oil Co. for Distribution PJSC	824,973	761,410
Agthia Group PJSC	208,635	340,814
Air Arabia PJSC	525,287	328,930
Ajman Bank PJSC (a)	178,572	83,136
Al Waha Capital PJSC	424,774	174,628
AL Yah Satellite Communications Co-PJSC-Yah Sat	324,632	175,883
Aldar Properties PJSC	962,198	1,639,902
Amanat Holdings PJSC	457,454	136,999
Americana Restaurants International PLC	883,239	767,093
Aramex PJSC (a)	156,938	105,964
Dana Gas PJSC (a)	949,126	164,088
Dubai Financial Market PJSC	700,652	242,262
Dubai Investments PJSC	1,035,581	594,902

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Dubai Islamic Bank PJSC	637,109	$995,645
Emaar Properties PJSC	1,620,082	3,616,845
Emirates Central Cooling Systems Corp.	404,767	160,893
Emirates NBD Bank PJSC	461,780	2,074,427
Emirates Telecommunications Group Co. PJSC	854,222	3,744,344
First Abu Dhabi Bank PJSC	995,288	3,376,338
Gulf Navigation Holding PJSC (a)	69,029	125,165
Multiply Group PJSC (a)	955,020	533,022
National Central Cooling Co. PJSC	153,945	125,738
Network International Holdings PLC (a) (d)	110,526	546,289
Phoenix Group PLC (a)	399,930	189,458
RAK Properties PJSC	185,714	53,596
Ras Al Khaimah Ceramics	70,256	46,480
		23,538,065
UNITED KINGDOM — 7.0%
3i Group PLC	234,872	9,103,002
4imprint Group PLC	6,524	483,273
AB Dynamics PLC (b)	3,400	88,108
abrdn PLC	552,598	1,035,235
Admiral Group PLC	60,135	1,987,835
Advanced Medical Solutions Group PLC	39,361	106,478
AG Barr PLC	22,928	173,900
AJ Bell PLC	73,348	351,869
Alfa Financial Software Holdings PLC (d)	26,667	62,565
Allfunds Group PLC	75,545	424,259
Alpha Financial Markets Consulting PLC	21,243	132,924
Alpha Group International PLC	6,913	197,495
Alphawave IP Group PLC (a) (b)	148,398	270,129
Anglogold Ashanti PLC	99,946	2,516,548
AO World PLC (a)	62,970	88,356
Ascential PLC	58,710	253,816
Ashmore Group PLC	105,285	226,387
Ashtead Group PLC	106,036	7,079,996
Ashtead Technology Holdings PLC	17,907	172,035
ASOS PLC (a) (b)	11,344	51,136
Associated British Foods PLC	80,133	2,506,065
Assura PLC REIT	621,575	316,965
Aston Martin Lagonda Global Holdings PLC (a) (d)	126,124	229,106
AstraZeneca PLC	367,080	57,335,006
Auction Technology Group PLC (a) (b)	18,907	119,741
Auto Trader Group PLC (d)	213,386	2,161,166
Aviva PLC	641,125	3,862,585
B&M European Value Retail SA	231,101	1,277,213
Security Description	Shares	Value
Babcock International Group PLC	54,603	$360,303
BAE Systems PLC	724,508	12,089,222
Balfour Beatty PLC	127,332	587,827
Barclays PLC	3,616,240	9,549,419
Barratt Developments PLC	230,774	1,377,508
Beazley PLC	156,413	1,399,869
Bellway PLC	26,973	864,689
Berkeley Group Holdings PLC	25,094	1,455,374
Big Yellow Group PLC REIT	44,134	654,972
Bodycote PLC	44,593	384,443
boohoo Group PLC (a) (b)	194,856	84,733
Breedon Group PLC	61,028	298,553
Bridgepoint Group PLC (d)	45,753	127,471
British American Tobacco PLC	473,987	14,559,751
British Land Co. PLC REIT	208,642	1,085,571
Britvic PLC	53,345	796,388
BT Group PLC (b)	1,531,724	2,717,529
Bunzl PLC	80,043	3,045,588
Burberry Group PLC	84,909	942,173
Bytes Technology Group PLC	51,912	363,874
Central Asia Metals PLC	51,544	131,291
Centrica PLC	1,263,972	2,155,414
Chemring Group PLC	89,914	423,384
CK Hutchison Holdings Ltd.	622,524	2,982,094
Clarkson PLC	6,343	331,953
Close Brothers Group PLC	31,245	167,308
CLS Holdings PLC REIT	22,420	25,649
CMC Markets PLC (d)	26,503	109,553
Coats Group PLC	417,653	418,140
Coca-Cola Europacific Partners PLC (e)	10,000	728,700
Coca-Cola Europacific Partners PLC (e)	41,538	3,045,057
Compass Group PLC	408,645	11,157,867
Computacenter PLC	19,513	708,418
ConvaTec Group PLC (d)	372,898	1,106,801
Craneware PLC	6,020	175,788
Cranswick PLC	12,422	697,983
Crest Nicholson Holdings PLC	47,279	143,556
Croda International PLC	32,506	1,622,265
Currys PLC (a)	208,183	189,478
Custodian Property Income Reit PLC (b)	205,712	195,030
CVS Group PLC	15,156	193,120
Darktrace PLC (a)	104,558	762,102
DCC PLC	23,137	1,620,310
Deliveroo PLC (a) (d)	250,366	414,282
Derwent London PLC REIT	22,196	634,110
Diageo PLC	530,174	16,684,446
Diploma PLC	31,752	1,664,911
Direct Line Insurance Group PLC	300,295	762,242
DiscoverIE Group PLC	21,999	186,598
Domino's Pizza Group PLC	90,996	352,906
Dowlais Group PLC	300,934	278,080

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Dr Martens PLC (b)	130,166	$122,913
Drax Group PLC	88,406	550,053
DS Smith PLC	326,168	1,735,820
Dunelm Group PLC	27,955	375,995
easyJet PLC	75,712	438,053
Elementis PLC	133,671	246,363
Empiric Student Property PLC REIT	122,709	141,466
Entain PLC	146,812	1,169,185
Essentra PLC	65,451	131,386
Evoke PLC (a)	82,789	87,647
FDM Group Holdings PLC	19,351	100,537
Fevertree Drinks PLC	22,682	310,808
Firstgroup PLC	134,723	269,590
Flutter Entertainment PLC (a)	42,904	7,845,082
Forterra PLC (d)	29,434	59,160
Frasers Group PLC (a)	35,574	396,852
Fund Technologies PLC (a) (b)	4,773	85,918
Future PLC	23,069	305,904
Games Workshop Group PLC	7,646	1,031,288
Gamma Communications PLC	21,055	375,280
GB Group PLC	86,955	373,507
Genuit Group PLC	53,097	289,622
Genus PLC	15,401	321,229
Grafton Group PLC CDI	46,361	544,029
Grainger PLC	175,844	541,262
Great Portland Estates PLC REIT	76,945	326,328
Greatland Gold PLC (a) (b)	854,395	75,603
Greggs PLC	23,501	823,495
Halfords Group PLC	57,823	102,624
Halma PLC	89,896	3,075,030
Hammerson PLC REIT	1,058,091	370,496
Harbour Energy PLC	143,548	565,608
Hargreaves Lansdown PLC	81,789	1,170,368
Hays PLC	343,573	410,423
Hill & Smith PLC	18,328	455,491
Hilton Food Group PLC	16,760	190,465
Hiscox Ltd.	80,599	1,171,679
Hollywood Bowl Group PLC	38,461	148,773
Home Reit PLC (a) (c)	160,701	38,648
Howden Joinery Group PLC	130,119	1,444,986
HSBC Holdings PLC	4,469,401	38,638,759
Hunting PLC	40,060	209,396
Ibstock PLC (d)	111,679	218,819
IG Group Holdings PLC	91,148	943,653
IMI PLC	61,913	1,380,580
Impact Healthcare Reit PLC	79,956	87,023
Impax Asset Management Group PLC	39,957	191,431
Imperial Brands PLC	194,354	4,972,620
Inchcape PLC	87,840	826,126
Indivior PLC (a)	25,590	401,119
Informa PLC	322,241	3,486,056
IntegraFin Holdings PLC	64,407	282,517
Security Description	Shares	Value
InterContinental Hotels Group PLC	38,631	$4,065,871
Intermediate Capital Group PLC	68,814	1,898,073
International Distribution Services PLC (a)	183,438	742,956
Intertek Group PLC	38,216	2,315,925
Investec PLC	152,768	1,107,508
IP Group PLC	238,094	125,205
ITM Power PLC (a) (b)	81,487	47,796
ITV PLC	823,602	838,097
J D Wetherspoon PLC (a)	16,884	156,231
J Sainsbury PLC	393,913	1,269,760
JD Sports Fashion PLC	588,840	889,501
JET2 PLC	40,306	666,946
John Wood Group PLC (a)	207,041	539,668
Johnson Matthey PLC	42,162	835,163
Johnson Service Group PLC	166,993	333,109
Judges Scientific PLC	1,508	193,486
Jupiter Fund Management PLC	87,814	85,363
Just Eat Takeaway.com NV (a) (b) (d) (e)	35,232	424,233
Just Eat Takeaway.com NV (a) (b) (d) (e)	5,995	72,373
Just Group PLC	234,559	312,517
Kainos Group PLC	19,985	267,283
Keller Group PLC	26,188	406,520
Kier Group PLC	95,769	160,285
Kingfisher PLC	443,367	1,394,424
Lancashire Holdings Ltd.	55,102	427,678
Land Securities Group PLC REIT	167,563	1,312,202
Learning Technologies Group PLC (b)	142,197	151,890
Legal & General Group PLC	1,415,940	4,063,048
Liontrust Asset Management PLC	10,791	93,440
Lloyds Banking Group PLC	15,212,255	10,526,394
London Stock Exchange Group PLC	108,991	12,950,894
LondonMetric Property PLC REIT	483,187	1,181,280
M&G PLC	535,334	1,380,499
Man Group PLC	272,590	834,575
Marks & Spencer Group PLC	534,359	1,935,259
Marlowe PLC (b)	19,502	106,006
Marshalls PLC	52,469	194,004
Me Group International PLC	39,304	85,059
Melrose Industries PLC	305,089	2,134,258
Mitchells & Butlers PLC (a)	53,624	193,529
Mitie Group PLC	312,065	458,387
Mobico Group PLC (b)	80,953	52,241
Molten Ventures PLC (a)	37,066	171,490
MONY Group PLC	105,401	296,053
Moonpig Group PLC (a)	56,524	136,187

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Morgan Advanced Materials PLC	64,893	$253,476
Morgan Sindall Group PLC	9,417	301,767
National Grid PLC	1,136,808	12,683,301
NatWest Group PLC	1,554,868	6,128,453
NCC Group PLC	91,183	175,893
Next 15 Group PLC	18,298	184,581
Next PLC	28,597	3,266,465
Ninety One PLC	69,121	146,267
Ocado Group PLC (a) (b)	133,670	488,161
OSB Group PLC	85,659	464,095
Oxford Instruments PLC	11,869	370,589
Oxford Nanopore Technologies PLC (a)	125,370	149,605
Pagegroup PLC	75,733	407,253
Paragon Banking Group PLC	50,256	466,935
Pearson PLC	142,834	1,788,953
Pennon Group PLC	64,587	468,231
Pepco Group NV (a)	35,850	186,917
Persimmon PLC	75,699	1,293,743
Pets at Home Group PLC	96,686	361,040
Phoenix Group Holdings PLC	170,673	1,125,124
Picton Property Income Ltd. REIT	95,313	81,568
Playtech PLC (a)	57,024	335,191
Polar Capital Holdings PLC	18,095	128,551
Premier Foods PLC	147,142	295,371
Primary Health Properties PLC REIT	303,919	352,489
PRS REIT PLC	120,251	114,159
PZ Cussons PLC	62,053	77,500
QinetiQ Group PLC	115,721	648,326
Quilter PLC (d)	319,032	484,349
Rank Group PLC (a)	31,507	27,083
Rathbones Group PLC	14,419	306,214
Reckitt Benckiser Group PLC	167,300	9,055,738
Redrow PLC	62,659	528,312
RELX PLC (e)	435,021	20,011,218
RELX PLC (e)	11,746	540,814
Renew Holdings PLC	16,446	220,783
Renewi PLC	15,601	130,949
Renishaw PLC	8,997	420,805
Rentokil Initial PLC	597,787	3,485,114
Rightmove PLC	182,167	1,236,589
Rolls-Royce Holdings PLC (a)	2,019,037	11,658,740
Rotork PLC	203,550	866,611
RS Group PLC	114,043	1,010,573
RWS Holdings PLC	68,873	163,503
Safestore Holdings PLC REIT	49,400	480,526
Sage Group PLC	235,050	3,234,223
Savills PLC	36,289	511,024
Schroders PLC	192,643	885,925
Segro PLC REIT	301,027	3,417,903
Serco Group PLC	242,613	551,116
Serica Energy PLC	48,012	82,480
Severn Trent PLC	63,741	1,917,684
Security Description	Shares	Value
Shaftesbury Capital PLC REIT	369,994	$651,051
SIG PLC (a) (b)	86,698	27,289
Smith & Nephew PLC	207,034	2,566,344
Smiths Group PLC	81,382	1,754,018
Softcat PLC	29,742	683,135
Spectris PLC	24,005	843,583
Spirax Group PLC	17,431	1,868,527
Spire Healthcare Group PLC (d)	64,329	191,098
Spirent Communications PLC	125,923	291,298
SSE PLC	266,805	6,035,412
SSP Group PLC	180,804	338,489
St. James's Place PLC	133,373	921,381
Standard Chartered PLC	519,247	4,699,680
SThree PLC	42,774	222,771
Subsea 7 SA	65,127	1,228,223
Supermarket Income Reit PLC (b)	385,678	353,463
Target Healthcare REIT PLC (b)	132,171	131,156
Tate & Lyle PLC	95,117	719,019
Taylor Wimpey PLC	838,042	1,505,892
Team17 Group PLC (a)	19,803	68,841
Telecom Plus PLC	16,096	358,920
Tesco PLC	1,666,752	6,447,237
THG PLC (a) (b)	181,987	143,091
TORM PLC Class A	11,362	444,147
TP ICAP Group PLC	177,855	449,203
Trainline PLC (a) (d)	98,595	391,849
Travis Perkins PLC	49,344	479,669
Tritax Big Box REIT PLC	511,273	1,002,411
Trustpilot Group PLC (a) (d)	68,222	185,415
Tyman PLC	45,187	207,063
Unilever PLC	593,658	32,606,738
UNITE Group PLC REIT	85,973	969,412
United Utilities Group PLC	161,465	2,005,563
Urban Logistics REIT PLC	173,538	257,978
Vesuvius PLC	49,794	290,489
Victrex PLC	20,054	290,514
Virgin Money U.K. PLC	267,378	721,952
Vistry Group PLC (a)	76,659	1,146,381
Vodafone Group PLC	5,637,991	4,971,782
Volex PLC	21,093	85,857
Volution Group PLC	44,978	256,424
Warehouse Reit PLC	89,420	91,672
Watches of Switzerland Group PLC (a) (d)	51,052	267,174
Weir Group PLC	60,161	1,508,822
WH Smith PLC	30,286	433,381
Whitbread PLC	42,970	1,615,971
Wickes Group PLC	69,428	116,902
Wise PLC Class A (a)	145,595	1,254,277
Workspace Group PLC REIT	31,087	233,425
WPP PLC	255,391	2,338,650
Yellow Cake PLC (a) (d)	46,839	344,597
YouGov PLC	29,430	151,042

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Young & Co.'s Brewery PLC Class A	7,261	$89,951
Zigup PLC	49,668	264,640
		514,612,566
UNITED STATES — 5.0%
Bausch Health Cos., Inc. (a) (b)	62,100	432,955
BP PLC	3,983,711	23,930,154
Brookfield Renewable Corp. Class A (b)	31,900	903,602
BRP, Inc. (b)	9,067	580,789
Burford Capital Ltd.	46,710	602,270
Carnival PLC (a)	32,068	550,089
CSL Ltd.	114,590	22,592,109
CyberArk Software Ltd. (a)	10,883	2,975,630
Diversified Energy Co. PLC	9,878	131,111
Eagle Hospitality Trust REIT (a) (c)	112,600	—
Energy Fuels, Inc. (a) (b)	36,700	222,343
Experian PLC	220,787	10,287,505
Ferrovial SE	127,478	4,954,008
Fiverr International Ltd. (a) (b)	6,700	156,981
GCC SAB de CV	46,700	437,821
GFL Environmental, Inc. (b)	50,500	1,966,339
GSK PLC	986,214	19,067,857
Haleon PLC	1,621,832	6,613,806
Holcim AG	125,155	11,089,296
Inmode Ltd. (a) (b)	17,500	319,200
James Hardie Industries PLC CDI (a)	101,559	3,208,179
JBS SA (a)	175,100	1,017,288
JS Global Lifestyle Co. Ltd. (d)	278,500	54,934
Legend Biotech Corp. ADR (a) (b)	17,200	761,788
MDA Space Ltd. (a)	18,800	187,677
Monday.com Ltd. (a)	8,555	2,059,702
Nestle SA	630,536	64,358,738
Pagaya Technologies Ltd. Class A (a)	8,683	110,795
Parade Technologies Ltd.	18,000	464,960
PolyPeptide Group AG (a) (d)	3,447	109,709
Primo Water Corp. (b)	37,800	825,973
Qiagen NV (a)	50,836	2,100,339
REC Silicon ASA (a)	95,794	62,798
Reliance Worldwide Corp. Ltd.	193,546	584,254
Resolute Forest Products, Inc. (a)	7,600	10,792
RHI Magnesita NV	6,947	304,286
Riskified Ltd. Class A (a)	40,700	260,073
Roche Holding AG	166,216	46,150,559
Roche Holding AG Bearer Shares (b)	8,106	2,469,867
Sanofi SA	270,174	26,042,947
Schneider Electric SE	128,996	31,009,817
Shell PLC	1,516,250	54,319,017
Signify NV (d)	28,794	719,038
Security Description	Shares	Value
Sims Ltd.	32,754	$225,310
Sinch AB (a) (d)	135,564	328,983
Stellantis NV (e)	119,689	2,370,041
Stellantis NV (e)	411,840	8,152,468
Swiss Re AG	72,725	9,023,856
Tenaris SA	106,949	1,644,835
Titan Cement International SA	7,754	243,078
		366,995,966
ZAMBIA — 0.0% (f)
First Quantum Minerals Ltd.	167,800	2,203,651
TOTAL COMMON STOCKS (Cost $6,215,354,855)		7,152,934,460

RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
Localiza Rent a Car SA (expiring 08/06/24) (a)	2,435	3,945
CHILE — 0.0% (f)
Plaza SA (expiring 07/27/24) (a)	9,960	316
CHINA — 0.0% (f)
MMG Ltd. (expiring 07/05/24) (a)	230,400	10,181
INDIA — 0.0% (f)
Sobha Ltd. (expiring 07/04/24) (a)	1,593	5,622
ITALY — 0.0% (f)
Amplifon SpA (expiring 07/09/24) (a)	28,118	—
Fincantieri SpA (expiring 07/11/24) (a) (b)	5,992	10,757
		10,757
SOUTH KOREA — 0.0% (f)
Hana Micron, Inc. (expiring 07/30/24) (a)	556	800
TOTAL RIGHTS (Cost $9,712)		31,621
WARRANTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
Magellan Financial Group Ltd. (expiring 04/16/27) (a)	2,771	132
PointsBet Holdings Ltd. (expiring 07/08/24) (a)	1,184	—
		132
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a) (c)	4,200	—
ITALY — 0.0%
Webuild SpA (expiring 08/02/30) (a) (b) (c)	2,371	—

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
MALAYSIA — 0.0% (f)
Frontken Corp. Bhd. (expiring 05/03/26) (a)	30,950	$3,313
Scientex Bhd. (expiring 01/14/26) (a)	4,960	615
		3,928
THAILAND — 0.0% (f)
Kiatnakin Phatra Bank PCL (expiring 03/17/26) (a)	2,116	69
MBK PCL (expiring 05/15/25) (a)	4,747	2,005
MBK PCL (expiring 11/15/24) (a)	4,746	1,823
Plan B Media PCL (expiring 01/13/25) (a)	10,680	125
RS PCL (expiring 01/16/26) (a)	28,941	4,022
Srisawad Corp. PCL (expiring 08/29/25) (a)	3,396	22
VGI PCL (expiring 05/23/27) (a)	223,290	487
Vibhavadi Medical Center PCL (expiring 07/18/25) (a)	54,625	149
		8,702
TOTAL WARRANTS (Cost $0)		12,762
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (g) (h)	155,111,823	155,111,823
State Street Navigator Securities Lending Portfolio II (i) (j)	245,463,530	245,463,530
TOTAL SHORT-TERM INVESTMENTS (Cost $400,575,353)		400,575,353
TOTAL INVESTMENTS — 102.8% (Cost $6,615,939,920)		7,553,554,196
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(206,228,968)
NET ASSETS — 100.0%		$7,347,325,228

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $200,062, representing less than 0.05% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.3% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2024.
(i)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	1,304	09/20/2024	$70,647,668	$70,950,640	$302,972
MSCI EAFE Index (long)	976	09/20/2024	114,537,293	114,348,160	(189,133)
S&P/TSX 60 Index (long)	73	09/19/2024	13,877,824	13,982,753	104,929
					$218,768
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

During the period ended June 30, 2024, the average notional value related to futures contracts was $223,212,092.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,121,340,628	$31,393,770	$200,062	$7,152,934,460
Rights	30,505	1,116	—	31,621
Warrants	8,933	3,829	0(a)	12,762
Short-Term Investments	400,575,353	—	—	400,575,353
TOTAL INVESTMENTS	$7,521,955,419	$31,398,715	$200,062	$7,553,554,196
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$407,901	$—	$—	$407,901
Futures Contracts - Unrealized Depreciation	(189,133)	—	—	(189,133)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$218,768	$—	$—	$218,768
(a)	The Portfolio held Level 3 securities that were valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	178,964,611	$178,964,611	$567,222,891	$591,075,679	$—	$—	155,111,823	$155,111,823	$4,670,149
State Street Navigator Securities Lending Portfolio II	152,581,117	152,581,117	489,924,718	397,042,305	—	—	245,463,530	245,463,530	708,457
Total		$331,545,728	$1,057,147,609	$988,117,984	$—	$—		$400,575,353	$5,378,606
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 1.3%
AAR Corp. (a)	13,141	$955,351
AeroVironment, Inc. (a) (b)	10,145	1,848,013
AerSale Corp. (a) (b)	11,900	82,348
Archer Aviation, Inc. Class A (a) (b)	79,700	280,544
Astronics Corp. (a)	9,968	199,659
BWX Technologies, Inc.	34,126	3,241,970
Byrna Technologies, Inc. (a)	6,400	63,872
Cadre Holdings, Inc.	6,900	231,564
Curtiss-Wright Corp.	14,315	3,879,079
Ducommun, Inc. (a)	4,800	278,688
Eve Holding, Inc. (a) (b)	6,719	27,212
HEICO Corp. (b)	16,446	3,677,490
HEICO Corp. Class A	29,964	5,319,209
Hexcel Corp.	33,017	2,061,912
Intuitive Machines, Inc. (a)	10,500	34,650
Kratos Defense & Security Solutions, Inc. (a)	55,200	1,104,552
Leonardo DRS, Inc. (a)	25,100	640,301
Loar Holdings, Inc. (a)	3,900	208,299
Mercury Systems, Inc. (a)	19,800	534,402
Moog, Inc. Class A	10,821	1,810,353
National Presto Industries, Inc.	1,890	141,996
Park Aerospace Corp.	7,400	101,232
Redwire Corp. (a) (b)	6,200	44,454
Rocket Lab USA, Inc. (a) (b)	112,800	541,440
Spirit AeroSystems Holdings, Inc. Class A (a) (b)	44,142	1,450,947
Terran Orbital Corp. (a) (b)	61,800	50,676
Triumph Group, Inc. (a)	23,345	359,746
V2X, Inc. (a)	4,200	201,432
Virgin Galactic Holdings, Inc. (a) (b)	6,069	51,162
VirTra, Inc. (a)	3,900	29,991
Woodward, Inc.	22,274	3,884,140
		33,336,684
AIR FREIGHT & LOGISTICS — 0.1%
Air Transport Services Group, Inc. (a)	18,300	253,821
Forward Air Corp. (b)	10,151	193,275
GXO Logistics, Inc. (a)	43,990	2,221,495
Hub Group, Inc. Class A	23,734	1,021,749
Radiant Logistics, Inc. (a)	12,353	70,288
		3,760,628
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	47,200	1,906,880
Allegiant Travel Co. (b)	5,850	293,846
Blade Air Mobility, Inc. (a) (b)	20,200	70,296
Frontier Group Holdings, Inc. (a) (b)	13,000	64,090
Hawaiian Holdings, Inc. (a)	18,645	231,757
JetBlue Airways Corp. (a) (b)	122,936	748,680
Joby Aviation, Inc. (a) (b)	149,100	760,410
Security Description	Shares	Value
SkyWest, Inc. (a)	15,303	$1,255,917
Spirit Airlines, Inc. (b)	38,669	141,529
Sun Country Airlines Holdings, Inc. (a)	16,700	209,752
Wheels Up Experience, Inc. (a)	33,000	62,370
		5,745,527
AUTO COMPONENTS — 0.7%
Adient PLC (a)	33,000	815,430
American Axle & Manufacturing Holdings, Inc. (a)	40,650	284,143
Cooper-Standard Holdings, Inc. (a) (b)	5,700	70,908
Dana, Inc.	58,842	713,165
Dorman Products, Inc. (a)	9,527	871,530
Fox Factory Holding Corp. (a)	15,697	756,438
Gentex Corp.	86,323	2,909,948
Gentherm, Inc. (a)	11,885	586,168
Goodyear Tire & Rubber Co. (a)	106,216	1,205,552
Holley, Inc. (a)	17,000	60,860
LCI Industries (b)	9,513	983,454
Lear Corp.	21,451	2,449,919
Luminar Technologies, Inc. (a) (b)	118,600	176,714
Modine Manufacturing Co. (a)	19,283	1,931,964
Patrick Industries, Inc. (b)	8,128	882,294
Phinia, Inc.	17,100	673,056
QuantumScape Corp. (a) (b)	123,901	609,593
Solid Power, Inc. (a) (b)	58,000	95,700
Standard Motor Products, Inc. (b)	7,343	203,621
Stoneridge, Inc. (a)	9,682	154,525
Visteon Corp. (a)	9,958	1,062,519
XPEL, Inc. (a) (b)	8,000	284,480
		17,781,981
AUTOMOBILES — 0.4%
Canoo, Inc. (a)	21,900	46,647
Harley-Davidson, Inc.	47,801	1,603,246
Livewire Group, Inc. (a) (b)	7,648	58,584
Lucid Group, Inc. (a) (b)	308,600	805,446
Rivian Automotive, Inc. Class A (a) (b)	307,600	4,127,992
Thor Industries, Inc. (b)	19,401	1,813,023
Winnebago Industries, Inc. (b)	10,300	558,260
		9,013,198
BANKS — 5.8%
1st Source Corp.	5,820	312,068
ACNB Corp. (b)	2,800	101,556
Amalgamated Financial Corp.	6,400	175,360
Amerant Bancorp, Inc. (b)	9,600	217,920
Ameris Bancorp	24,759	1,246,616
Ames National Corp. (b)	3,022	61,921
Arrow Financial Corp. (b)	5,565	144,968
Associated Banc-Corp.	55,530	1,174,459
Atlantic Union Bankshares Corp. (b)	33,537	1,101,690

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Axos Financial, Inc. (a)	20,432	$1,167,689
Banc of California, Inc.	49,551	633,262
BancFirst Corp.	7,952	697,390
Bancorp, Inc. (a)	18,500	698,560
Bank First Corp.	4,100	338,619
Bank of Hawaii Corp. (b)	14,926	853,916
Bank of Marin Bancorp	5,144	83,281
Bank of NT Butterfield & Son Ltd.	17,496	614,460
Bank OZK	40,028	1,641,148
Bank7 Corp.	1,100	34,430
BankUnited, Inc.	28,327	829,131
Bankwell Financial Group, Inc.	1,842	46,732
Banner Corp.	13,200	655,248
Bar Harbor Bankshares	5,380	144,614
BayCom Corp.	3,600	73,260
BCB Bancorp, Inc.	5,000	53,150
Berkshire Hills Bancorp, Inc.	15,416	351,485
Blue Foundry Bancorp (a) (b)	7,206	65,358
BOK Financial Corp.	8,508	779,673
Bridgewater Bancshares, Inc. (a)	8,376	97,245
Brookline Bancorp, Inc.	31,222	260,704
Burke & Herbert Financial Services Corp.	4,375	223,038
Business First Bancshares, Inc.	8,800	191,488
Byline Bancorp, Inc.	10,000	237,400
Cadence Bank	70,445	1,992,185
California BanCorp (a)	2,800	60,200
Cambridge Bancorp	2,591	178,779
Camden National Corp.	5,002	165,066
Capital Bancorp, Inc.	3,300	67,650
Capital City Bank Group, Inc.	4,605	130,966
Capitol Federal Financial, Inc.	46,200	253,638
Carter Bankshares, Inc. (a)	8,400	127,008
Cathay General Bancorp	26,109	984,831
Central Pacific Financial Corp.	9,354	198,305
Chemung Financial Corp.	1,437	68,976
ChoiceOne Financial Services, Inc.	2,400	68,760
Citizens & Northern Corp.	5,551	99,307
Citizens Financial Services, Inc.	1,313	59,006
City Holding Co.	5,295	562,594
Civista Bancshares, Inc.	6,500	100,685
CNB Financial Corp.	7,400	151,034
Coastal Financial Corp. (a)	3,713	171,318
Colony Bankcorp, Inc.	6,146	75,289
Columbia Banking System, Inc.	77,178	1,535,070
Columbia Financial, Inc. (a) (b)	10,300	154,191
Comerica, Inc.	48,900	2,495,856
Commerce Bancshares, Inc.	44,626	2,489,238
Community Financial System, Inc.	20,439	964,925
Community Trust Bancorp, Inc.	5,603	244,627
Community West Bancshares	5,200	96,200
ConnectOne Bancorp, Inc.	13,334	251,879
CrossFirst Bankshares, Inc. (a)	16,923	237,260
Cullen/Frost Bankers, Inc.	22,072	2,243,177
Security Description	Shares	Value
Customers Bancorp, Inc. (a)	10,202	$489,492
CVB Financial Corp.	50,500	870,620
Dime Community Bancshares, Inc. (b)	12,240	249,696
Eagle Bancorp, Inc.	10,800	204,120
East West Bancorp, Inc.	51,833	3,795,731
Eastern Bankshares, Inc. (b)	55,800	780,084
Enterprise Bancorp, Inc.	3,578	89,021
Enterprise Financial Services Corp.	13,114	536,494
Equity Bancshares, Inc. Class A	5,300	186,560
Esquire Financial Holdings, Inc.	2,500	119,000
ESSA Bancorp, Inc.	2,900	51,011
Farmers & Merchants Bancorp, Inc.	4,200	97,524
Farmers National Banc Corp.	13,466	168,190
FB Financial Corp.	12,783	498,920
Fidelity D&D Bancorp, Inc.	1,500	65,700
Financial Institutions, Inc.	5,680	109,738
First BanCorp	63,100	1,154,099
First Bancorp, Inc.	3,700	91,945
First Bancorp/Southern Pines NC	14,114	450,519
First Bancshares, Inc.	10,800	280,584
First Bank	8,400	107,016
First Busey Corp.	18,488	447,594
First Business Financial Services, Inc.	2,646	97,876
First Citizens BancShares, Inc. Class A	4,528	7,623,386
First Commonwealth Financial Corp.	40,506	559,388
First Community Bankshares, Inc.	6,000	221,040
First Financial Bancorp	36,091	801,942
First Financial Bankshares, Inc.	48,802	1,441,123
First Financial Corp.	4,100	151,208
First Financial Northwest, Inc.	2,600	54,938
First Foundation, Inc.	18,450	120,848
First Hawaiian, Inc.	48,700	1,011,012
First Horizon Corp.	205,600	3,242,312
First Internet Bancorp	3,000	81,060
First Interstate BancSystem, Inc. Class A	31,532	875,644
First Merchants Corp.	24,420	812,942
First Mid Bancshares, Inc.	7,900	259,752
First of Long Island Corp.	6,850	68,637
First Western Financial, Inc. (a)	3,100	52,700
Five Star Bancorp	4,266	100,891
Flushing Financial Corp.	10,400	136,760
FNB Corp. (b)	145,298	1,987,677
FS Bancorp, Inc.	2,200	80,190
Fulton Financial Corp. (b)	58,092	986,402
FVCBankcorp, Inc. (a)	5,524	60,322
German American Bancorp, Inc. (b)	10,225	361,454
Glacier Bancorp, Inc. (b)	41,408	1,545,347

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Great Southern Bancorp, Inc.	2,968	$165,050
Greene County Bancorp, Inc.	2,400	80,904
Guaranty Bancshares, Inc.	2,765	87,208
Hancock Whitney Corp.	32,420	1,550,649
Hanmi Financial Corp.	11,200	187,264
HarborOne Bancorp, Inc.	13,963	155,408
HBT Financial, Inc.	5,200	106,184
Heartland Financial USA, Inc.	16,300	724,535
Heritage Commerce Corp.	20,166	175,444
Heritage Financial Corp.	12,700	228,981
Hilltop Holdings, Inc.	18,000	563,040
Hingham Institution For Savings The	568	101,604
Home Bancorp, Inc.	2,473	98,945
Home BancShares, Inc.	69,823	1,672,959
HomeStreet, Inc.	6,574	74,944
HomeTrust Bancshares, Inc.	5,209	156,426
Hope Bancorp, Inc.	40,621	436,270
Horizon Bancorp, Inc.	14,840	183,571
Independent Bank Corp. (c)	16,165	819,889
Independent Bank Corp. (c)	7,118	192,186
Independent Bank Group, Inc.	12,972	590,485
International Bancshares Corp.	20,150	1,152,781
Investar Holding Corp.	3,400	52,360
John Marshall Bancorp, Inc. (b)	4,300	74,992
Kearny Financial Corp.	32,551	200,189
Lakeland Financial Corp. (b)	8,928	549,251
LCNB Corp.	4,100	57,031
LINKBANCORP, Inc.	2,000	12,240
Live Oak Bancshares, Inc.	12,190	427,381
Macatawa Bank Corp.	9,546	139,372
Mercantile Bank Corp.	5,500	223,135
Metrocity Bankshares, Inc.	7,100	187,440
Metropolitan Bank Holding Corp. (a)	3,800	159,942
Mid Penn Bancorp, Inc.	5,126	112,516
Middlefield Banc Corp. (b)	2,700	64,935
Midland States Bancorp, Inc.	7,502	169,920
MidWestOne Financial Group, Inc.	4,651	104,601
MVB Financial Corp.	4,373	81,513
National Bank Holdings Corp. Class A	13,348	521,239
National Bankshares, Inc.	1,900	53,732
NB Bancorp, Inc. (a)	14,400	217,152
NBT Bancorp, Inc. (b)	16,500	636,900
New York Community Bancorp, Inc. (b)	273,225	879,784
Nicolet Bankshares, Inc.	5,616	466,353
Northeast Bank	2,400	146,064
Northeast Community Bancorp, Inc.	4,700	83,754
Northfield Bancorp, Inc. (b)	14,180	134,426
Northrim BanCorp, Inc.	2,100	121,044
Northwest Bancshares, Inc.	45,276	522,938
Norwood Financial Corp.	2,300	58,374
NU Holdings Ltd. Class A (a)	1,189,800	15,336,522
Security Description	Shares	Value
Oak Valley Bancorp	2,401	$59,953
OceanFirst Financial Corp.	20,407	324,267
OFG Bancorp	16,600	621,670
Old National Bancorp (b)	116,018	1,994,349
Old Second Bancorp, Inc.	15,435	228,592
Orange County Bancorp, Inc.	1,900	100,472
Origin Bancorp, Inc.	10,400	329,888
Orrstown Financial Services, Inc.	3,400	93,024
Pacific Premier Bancorp, Inc.	36,901	847,616
Park National Corp. (b)	5,517	785,290
Parke Bancorp, Inc. (b)	3,897	67,808
Pathward Financial, Inc.	9,543	539,848
PCB Bancorp	3,800	61,864
Peapack-Gladstone Financial Corp.	6,300	142,695
Peoples Bancorp of North Carolina, Inc.	1,700	49,640
Peoples Bancorp, Inc.	12,614	378,420
Peoples Financial Services Corp.	2,639	120,180
Pinnacle Financial Partners, Inc. (b)	28,989	2,320,280
Pioneer Bancorp, Inc. (a)	3,419	34,224
Plumas Bancorp	1,800	64,764
Ponce Financial Group, Inc. (a) (b)	6,300	57,582
Popular, Inc.	26,410	2,335,436
Preferred Bank	4,577	345,518
Premier Financial Corp.	12,397	253,643
Primis Financial Corp.	7,869	82,467
Princeton Bancorp, Inc.	2,100	69,510
Prosperity Bancshares, Inc.	31,509	1,926,460
Provident Bancorp, Inc. (a)	5,800	59,102
Provident Financial Services, Inc.	45,456	652,294
QCR Holdings, Inc.	6,020	361,200
RBB Bancorp	5,500	103,455
Red River Bancshares, Inc.	1,600	76,784
Renasant Corp.	19,632	599,561
Republic Bancorp, Inc. Class A	3,008	161,259
S&T Bancorp, Inc.	13,561	452,802
Sandy Spring Bancorp, Inc.	15,380	374,657
Seacoast Banking Corp. of Florida	31,891	753,903
ServisFirst Bancshares, Inc. (b)	19,500	1,232,205
Shore Bancshares, Inc.	10,425	119,366
Sierra Bancorp	5,018	112,303
Simmons First National Corp. Class A	46,839	823,430
SmartFinancial, Inc.	5,302	125,498
South Plains Financial, Inc.	4,221	113,967
Southern California Bancorp (a)	4,400	59,268
Southern First Bancshares, Inc. (a)	2,800	81,872
Southern Missouri Bancorp, Inc.	3,400	153,034
Southern States Bancshares, Inc.	2,900	78,706
Southside Bancshares, Inc.	10,255	283,141

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
SouthState Corp.	30,142	$2,303,452
Stellar Bancorp, Inc.	17,698	406,346
Sterling Bancorp, Inc. (a)	8,989	47,012
Stock Yards Bancorp, Inc.	11,300	561,271
Synovus Financial Corp. (b)	53,548	2,152,094
Texas Capital Bancshares, Inc. (a)	17,672	1,080,466
TFS Financial Corp.	19,817	250,091
Third Coast Bancshares, Inc. (a)	4,300	91,461
Timberland Bancorp, Inc.	2,788	75,527
Tompkins Financial Corp.	4,881	238,681
Towne Bank	25,690	700,566
TriCo Bancshares	12,872	509,345
Triumph Financial, Inc. (a) (b)	8,121	663,892
TrustCo Bank Corp.	6,319	181,798
Trustmark Corp.	21,896	657,756
UMB Financial Corp.	15,989	1,333,802
United Bankshares, Inc.	48,405	1,570,258
United Community Banks, Inc.	43,640	1,111,074
Unity Bancorp, Inc.	2,295	67,863
Univest Financial Corp.	10,740	245,194
USCB Financial Holdings, Inc.	4,383	56,234
Valley National Bancorp	161,968	1,130,537
Veritex Holdings, Inc.	18,850	397,547
Virginia National Bankshares Corp. (b)	1,735	56,908
WaFd, Inc.	28,724	820,932
Washington Trust Bancorp, Inc. (b)	6,023	165,090
Webster Financial Corp.	63,341	2,761,034
WesBanco, Inc.	20,802	580,584
West BanCorp, Inc. (b)	5,200	93,080
Westamerica BanCorp	9,385	455,454
Western Alliance Bancorp	40,683	2,555,706
Wintrust Financial Corp.	22,031	2,171,375
WSFS Financial Corp.	22,824	1,072,728
Zions Bancorp NA	54,000	2,341,980
		146,334,600
BEVERAGES — 0.4%
Boston Beer Co., Inc. Class A (a)	3,616	1,103,061
Celsius Holdings, Inc. (a) (b)	65,800	3,756,522
Coca-Cola Consolidated, Inc.	2,246	2,436,910
Duckhorn Portfolio, Inc. (a) (b)	19,400	137,740
MGP Ingredients, Inc. (b)	5,700	424,080
National Beverage Corp.	9,294	476,224
Primo Water Corp.	58,200	1,272,252
Vita Coco Co., Inc. (a) (b)	13,700	381,545
		9,988,334
BIOTECHNOLOGY — 5.2%
2seventy bio, Inc. (a) (b)	20,207	77,797
4D Molecular Therapeutics, Inc. (a) (b)	17,700	371,523
89bio, Inc. (a) (b)	29,500	236,295
Absci Corp. (a)	39,800	122,584
Security Description	Shares	Value
ACADIA Pharmaceuticals, Inc. (a)	43,889	$713,196
ACELYRIN, Inc. (a) (b)	27,900	123,039
Achieve Life Sciences, Inc. (a)	12,700	59,690
Acrivon Therapeutics, Inc. (a) (b)	4,700	27,260
Actinium Pharmaceuticals, Inc. (a)	14,500	107,300
Acumen Pharmaceuticals, Inc. (a)	15,400	37,268
ADC Therapeutics SA (a)	31,900	100,804
ADMA Biologics, Inc. (a)	81,400	910,052
Aduro Biotech, Inc. (a) (d)	2,090	—
Adverum Biotechnologies, Inc. (a)	7,700	52,822
Aerovate Therapeutics, Inc. (a) (b)	10,616	17,623
Agenus, Inc. (a) (b)	8,124	136,077
Agios Pharmaceuticals, Inc. (a)	21,404	922,940
Akebia Therapeutics, Inc. (a)	76,500	78,030
Akero Therapeutics, Inc. (a)	23,900	560,694
Aldeyra Therapeutics, Inc. (a) (b)	14,300	47,333
Alector, Inc. (a)	31,835	144,531
Alkermes PLC (a)	62,262	1,500,514
Allogene Therapeutics, Inc. (a)	34,531	80,457
Alnylam Pharmaceuticals, Inc. (a)	47,366	11,509,938
Altimmune, Inc. (a) (b)	26,600	176,890
ALX Oncology Holdings, Inc. (a) (b)	11,700	70,551
Amicus Therapeutics, Inc. (a)	119,841	1,188,823
AnaptysBio, Inc. (a)	6,914	173,265
Anavex Life Sciences Corp. (a) (b)	23,900	100,858
Anika Therapeutics, Inc. (a)	4,747	120,242
Annexon, Inc. (a)	32,500	159,250
Apellis Pharmaceuticals, Inc. (a) (b)	39,000	1,496,040
Apogee Therapeutics, Inc. (a) (b)	14,900	586,315
Applied Therapeutics, Inc. (a)	37,700	176,059
Arbutus Biopharma Corp. (a) (b)	41,800	129,162
Arcellx, Inc. (a)	14,800	816,812
Arcturus Therapeutics Holdings, Inc. (a) (b)	8,635	210,262
Arcus Biosciences, Inc. (a)	18,795	286,248
Arcutis Biotherapeutics, Inc. (a) (b)	41,500	385,950
Ardelyx, Inc. (a)	86,500	640,965
ArriVent Biopharma, Inc. (a)	4,300	79,765
Arrowhead Pharmaceuticals, Inc. (a) (b)	44,161	1,147,744
ARS Pharmaceuticals, Inc. (a)	22,100	188,071
Astria Therapeutics, Inc. (a)	18,700	170,170
Atossa Therapeutics, Inc. (a)	46,500	55,335
Aura Biosciences, Inc. (a) (b)	16,500	124,740
Aurinia Pharmaceuticals, Inc. (a) (b)	48,700	278,077
Avid Bioservices, Inc. (a)	22,968	163,992

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Avidity Biosciences, Inc. (a) (b)	37,800	$1,544,130
Avita Medical, Inc. (a) (b)	8,600	68,112
Beam Therapeutics, Inc. (a) (b)	28,000	656,040
BioCryst Pharmaceuticals, Inc. (a) (b)	71,730	443,291
Biohaven Ltd. (a)	27,400	951,054
BioMarin Pharmaceutical, Inc. (a)	70,627	5,814,721
Biomea Fusion, Inc. (a)	10,100	45,450
Black Diamond Therapeutics, Inc. (a)	16,300	75,958
Bluebird Bio, Inc. (a) (b)	78,821	77,576
Blueprint Medicines Corp. (a)	22,742	2,451,133
Boundless Bio, Inc. (a)	2,300	8,901
Bridgebio Pharma, Inc. (a)	50,694	1,284,079
C4 Therapeutics, Inc. (a)	21,600	99,792
Cabaletta Bio, Inc. (a) (b)	14,500	108,460
Candel Therapeutics, Inc. (a)	9,100	56,420
Capricor Therapeutics, Inc. (a)	12,200	58,194
Cardiff Oncology, Inc. (a)	18,700	41,514
CareDx, Inc. (a)	18,848	292,709
Cargo Therapeutics, Inc. (a)	8,300	136,286
Caribou Biosciences, Inc. (a) (b)	29,300	48,052
Cartesian Therapeutics, Inc. (a) (b)	3,390	91,564
Catalyst Pharmaceuticals, Inc. (a)	40,747	631,171
Celcuity, Inc. (a) (b)	6,100	99,918
Celldex Therapeutics, Inc. (a)	22,500	832,725
Century Therapeutics, Inc. (a) (b)	26,300	67,065
Cerevel Therapeutics Holdings, Inc. (a)	25,800	1,054,962
CervoMed, Inc. (a)	2,600	44,512
CG oncology, Inc. (a)	8,600	271,502
Chinook Therapeutics, Inc. (a)	17,090	6,665
Cibus, Inc. (a)	5,500	54,175
Cogent Biosciences, Inc. (a) (b)	32,100	270,603
Coherus Biosciences, Inc. (a) (b)	37,817	65,423
Compass Therapeutics, Inc. (a)	43,200	43,200
Corbus Pharmaceuticals Holdings, Inc. (a)	3,900	176,475
Crinetics Pharmaceuticals, Inc. (a)	28,300	1,267,557
Cullinan Therapeutics, Inc. (a)	13,600	237,184
Cytokinetics, Inc. (a) (b)	39,596	2,145,311
Day One Biopharmaceuticals, Inc. (a)	22,500	310,050
Denali Therapeutics, Inc. (a)	46,032	1,068,863
Design Therapeutics, Inc. (a) (b)	9,700	32,495
Dianthus Therapeutics, Inc. (a)	8,900	230,332
Disc Medicine, Inc. (a) (b)	5,200	234,364
Dynavax Technologies Corp. (a) (b)	46,038	517,007
Dyne Therapeutics, Inc. (a)	30,000	1,058,700
Editas Medicine, Inc. (a) (b)	28,839	134,678
Elevation Oncology, Inc. (a)	23,500	63,450
Eliem Therapeutics, Inc. (a)	2,700	19,197
Security Description	Shares	Value
Enanta Pharmaceuticals, Inc. (a)	6,600	$85,602
Entrada Therapeutics, Inc. (a) (b)	7,340	104,595
Erasca, Inc. (a)	42,200	99,592
Exact Sciences Corp. (a) (b)	67,829	2,865,775
Exelixis, Inc. (a)	107,008	2,404,470
Fate Therapeutics, Inc. (a) (b)	40,089	131,492
Fennec Pharmaceuticals, Inc. (a) (b)	5,600	34,216
Fibrobiologics, Inc. (a)	9,400	46,906
Foghorn Therapeutics, Inc. (a)	15,300	87,975
G1 Therapeutics, Inc. (a)	22,700	51,756
Galectin Therapeutics, Inc. (a)	7,500	16,950
Generation Bio Co. (a)	24,800	69,936
Geron Corp. (a) (b)	218,483	926,368
GRAIL, Inc. (a) (b)	9,983	153,444
Greenwich Lifesciences, Inc. (a)	2,800	48,328
Gtx, Inc. CVR (a) (b)	85	161
Gyre Therapeutics, Inc. (a)	3,700	44,141
Halozyme Therapeutics, Inc. (a)	47,858	2,505,845
Heron Therapeutics, Inc. (a)	44,617	156,159
HilleVax, Inc. (a)	10,200	147,492
Humacyte, Inc. (a) (b)	34,500	165,600
Icosavax, Inc. (a)	9,700	3,007
Ideaya Biosciences, Inc. (a)	25,200	884,772
IGM Biosciences, Inc. (a) (b)	9,500	65,265
ImmunityBio, Inc. (a) (b)	54,400	343,808
Immunome, Inc. (a)	20,300	245,630
Immunovant, Inc. (a) (b)	19,400	512,160
Inhibrx Biosciences, Inc. (a) (b)	3,100	43,927
Inmune Bio, Inc. (a)	6,200	54,684
Inovio Pharmaceuticals, Inc. (a)	11,900	96,152
Inozyme Pharma, Inc. (a) (b)	18,500	82,510
Insmed, Inc. (a)	56,466	3,783,222
Intellia Therapeutics, Inc. (a) (b)	38,700	866,106
Invivyd, Inc. (a)	46,400	51,040
Ionis Pharmaceuticals, Inc. (a)	55,712	2,655,234
Iovance Biotherapeutics, Inc. (a) (b)	93,600	750,672
Ironwood Pharmaceuticals, Inc. (a) (b)	50,478	329,117
iTeos Therapeutics, Inc. (a)	8,900	132,076
Janux Therapeutics, Inc. (a)	10,600	444,034
Jasper Therapeutics, Inc. (a)	4,200	95,340
KalVista Pharmaceuticals, Inc. (a) (b)	12,500	147,250
Keros Therapeutics, Inc. (a)	9,347	427,158
Kiniksa Pharmaceuticals International PLC (a)	11,125	207,704
Kodiak Sciences, Inc. (a)	12,035	28,282
Korro Bio, Inc. (a)	2,200	74,514
Krystal Biotech, Inc. (a) (b)	9,167	1,683,428
Kura Oncology, Inc. (a)	25,400	522,986
Kymera Therapeutics, Inc. (a)	15,600	465,660
Kyverna Therapeutics, Inc. (a)	6,200	46,500
Larimar Therapeutics, Inc. (a) (b)	16,800	121,800
LENZ Therapeutics, Inc. (b)	4,628	80,018

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Lexeo Therapeutics, Inc. (a) (b)	4,500	$72,180
Lexicon Pharmaceuticals, Inc. (a)	40,521	68,075
Lineage Cell Therapeutics, Inc. (a) (b)	61,700	61,533
Lyell Immunopharma, Inc. (a) (b)	68,000	98,600
MacroGenics, Inc. (a) (b)	21,434	91,094
Madrigal Pharmaceuticals, Inc. (a) (b)	6,459	1,809,553
MannKind Corp. (a)	92,400	482,328
MeiraGTx Holdings PLC (a)	12,300	51,783
Merrimack Pharmaceuticals, Inc. (a) (d)	3,300	—
Mersana Therapeutics, Inc. (a) (b)	53,300	107,133
Metagenomi, Inc. (a)	2,300	9,384
MiMedx Group, Inc. (a)	42,000	291,060
Mineralys Therapeutics, Inc. (a) (b)	7,100	83,070
Mirum Pharmaceuticals, Inc. (a) (b)	12,700	434,213
Monte Rosa Therapeutics, Inc. (a)	15,600	58,344
Morphic Holding, Inc. (a) (b)	13,800	470,166
Myriad Genetics, Inc. (a)	32,195	787,490
Natera, Inc. (a)	41,949	4,542,657
Neurocrine Biosciences, Inc. (a)	36,122	4,972,916
Neurogene, Inc. (a)	3,800	138,282
Nkarta, Inc. (a)	21,300	125,883
Novavax, Inc. (a) (b)	52,793	668,359
Nurix Therapeutics, Inc. (a)	23,100	482,097
Nuvalent, Inc. Class A (a)	10,500	796,530
Ocugen, Inc. (a)	112,600	174,530
Olema Pharmaceuticals, Inc. (a) (b)	14,000	151,480
Organogenesis Holdings, Inc. (a)	24,098	67,474
ORIC Pharmaceuticals, Inc. (a)	21,700	153,419
Outlook Therapeutics, Inc. (a)	3,325	24,539
Ovid therapeutics, Inc. (a) (b)	18,300	14,076
PepGen, Inc. (a)	6,109	97,500
Perspective Therapeutics, Inc. (a)	18,400	183,448
Poseida Therapeutics, Inc. (a) (b)	36,800	107,456
Praxis Precision Medicines, Inc. (a)	6,900	285,384
Precigen, Inc. (a) (b)	43,141	68,163
Prelude Therapeutics, Inc. (a)	8,700	33,147
Prime Medicine, Inc. (a) (b)	23,600	121,304
ProKidney Corp. (a) (b)	28,400	69,864
Protagonist Therapeutics, Inc. (a)	20,802	720,789
Prothena Corp. PLC (a) (b)	15,300	315,792
PTC Therapeutics, Inc. (a)	26,900	822,602
Puma Biotechnology, Inc. (a)	15,200	49,552
Pyxis Oncology, Inc. (a)	18,000	59,580
Q32 Bio, Inc. (a)	2,200	39,490
Security Description	Shares	Value
RAPT Therapeutics, Inc. (a) (b)	10,000	$30,500
Recursion Pharmaceuticals, Inc. Class A (a) (b)	79,200	594,000
REGENXBIO, Inc. (a)	15,800	184,860
Regulus Therapeutics, Inc. (a)	23,200	41,412
Relay Therapeutics, Inc. (a)	35,000	228,200
Renovaro, Inc. (a)	17,900	31,325
Replimune Group, Inc. (a) (b)	18,200	163,800
REVOLUTION Medicines, Inc. (a)	54,144	2,101,329
Rhythm Pharmaceuticals, Inc. (a) (b)	20,700	849,942
Rigel Pharmaceuticals, Inc. (a)	5,269	43,310
Rocket Pharmaceuticals, Inc. (a) (b)	26,200	564,086
Roivant Sciences Ltd. (a) (b)	136,000	1,437,520
Sage Therapeutics, Inc. (a) (b)	18,772	203,864
Sana Biotechnology, Inc. (a) (b)	52,500	286,650
Sarepta Therapeutics, Inc. (a) (b)	33,552	5,301,216
Savara, Inc. (a)	32,200	129,766
Scholar Rock Holding Corp. (a) (b)	24,700	205,751
Sera Prognostics, Inc. Class A (a)	14,400	85,248
Shattuck Labs, Inc. (a)	17,000	65,620
Skye Bioscience, Inc. (a)	6,300	50,463
Soleno Therapeutics, Inc. (a)	8,200	334,560
Solid Biosciences, Inc. (a)	10,100	57,267
SpringWorks Therapeutics, Inc. (a)	25,500	960,585
Spyre Therapeutics, Inc. (a)	13,400	315,034
Stoke Therapeutics, Inc. (a) (b)	14,500	195,895
Summit Therapeutics, Inc. (a)	42,600	332,280
Sutro Biopharma, Inc. (a)	35,400	103,722
Syndax Pharmaceuticals, Inc. (a)	27,920	573,198
Tango Therapeutics, Inc. (a)	17,100	146,718
Taysha Gene Therapies, Inc. (a)	66,700	149,408
Tenaya Therapeutics, Inc. (a)	27,800	86,180
Tevogen Bio Holdings, Inc. (a)	13,300	9,619
TG Therapeutics, Inc. (a) (b)	50,945	906,312
Tobira Therapeutics, Inc. CVR (a)	200	906
Tourmaline Bio, Inc.	8,500	109,310
Travere Therapeutics, Inc. (a) (b)	26,998	221,924
TScan Therapeutics, Inc. (a)	16,200	94,770
Twist Bioscience Corp. (a)	22,512	1,109,391
Tyra Biosciences, Inc. (a) (b)	6,007	96,052
Ultragenyx Pharmaceutical, Inc. (a)	33,476	1,375,864
United Therapeutics Corp. (a)	16,821	5,358,330
UroGen Pharma Ltd. (a) (b)	12,600	211,428
Vanda Pharmaceuticals, Inc. (a)	22,551	127,413
Vaxcyte, Inc. (a)	39,900	3,012,849
Vera Therapeutics, Inc. (a) (b)	14,600	528,228
Veracyte, Inc. (a)	32,687	708,327
Verastem, Inc. (a)	9,300	27,714
Vericel Corp. (a) (b)	18,373	842,953

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Verve Therapeutics, Inc. (a) (b)	27,600	$134,688
Viking Therapeutics, Inc. (a) (b)	39,200	2,077,992
Vir Biotechnology, Inc. (a)	41,139	366,137
Viridian Therapeutics, Inc. (a)	20,200	262,802
Voyager Therapeutics, Inc. (a)	16,500	130,515
Werewolf Therapeutics, Inc. (a)	15,500	37,820
X4 Pharmaceuticals, Inc. (a) (b)	72,400	41,992
XBiotech, Inc. (a)	6,800	34,952
Xencor, Inc. (a)	20,885	395,353
XOMA Corp. (a) (b)	2,200	52,118
Y-mAbs Therapeutics, Inc. (a) (b)	14,000	169,120
Zentalis Pharmaceuticals, Inc. (a) (b)	21,000	85,890
Zura Bio Ltd. (a) (b)	10,000	35,000
Zymeworks, Inc. (a)	18,500	157,435
		132,384,464
BROADLINE RETAIL — 0.6%
1stdibs.com, Inc. (a)	9,400	42,206
Coupang, Inc. (a)	433,000	9,071,350
Dillard's, Inc. Class A (b)	1,252	551,368
Groupon, Inc. (a)	8,400	128,520
Kohl's Corp. (b)	42,906	986,409
Macy's, Inc. (b)	101,900	1,956,480
Nordstrom, Inc.	43,900	931,558
Ollie's Bargain Outlet Holdings, Inc. (a)	23,169	2,274,501
Savers Value Village, Inc. (a) (b)	9,400	115,056
		16,057,448
BUILDING PRODUCTS — 2.1%
AAON, Inc.	24,951	2,176,641
Advanced Drainage Systems, Inc.	24,900	3,993,711
American Woodmark Corp. (a)	5,756	452,422
Apogee Enterprises, Inc.	7,909	496,962
Armstrong World Industries, Inc.	16,395	1,856,570
AZEK Co., Inc. (a)	54,192	2,283,109
AZZ, Inc.	10,893	841,484
Caesarstone Ltd. (a)	7,600	38,000
Carlisle Cos., Inc.	18,138	7,349,699
CSW Industrials, Inc.	5,771	1,531,104
Fortune Brands Innovations, Inc.	47,700	3,097,638
Gibraltar Industries, Inc. (a)	12,800	877,440
Griffon Corp.	14,900	951,514
Hayward Holdings, Inc. (a) (b)	48,700	599,010
Insteel Industries, Inc.	6,587	203,934
Janus International Group, Inc. (a) (b)	52,600	664,338
JELD-WEN Holding, Inc. (a)	30,309	408,262
Lennox International, Inc.	11,956	6,396,221
Masterbrand, Inc. (a)	46,600	684,088
Owens Corning	32,881	5,712,087
Quanex Building Products Corp.	12,250	338,712
Resideo Technologies, Inc. (a)	55,577	1,087,086
Simpson Manufacturing Co., Inc. (b)	15,754	2,655,022
Security Description	Shares	Value
Tecnoglass, Inc.	8,300	$416,494
Trex Co., Inc. (a)	40,505	3,002,231
UFP Industries, Inc.	22,010	2,465,120
Zurn Elkay Water Solutions Corp.	55,390	1,628,466
		52,207,365
CAPITAL MARKETS — 3.8%
Affiliated Managers Group, Inc.	12,439	1,943,345
AlTi Global, Inc. (a) (b)	10,000	52,100
ARES Management Corp. Class A	66,630	8,880,446
Artisan Partners Asset Management, Inc. Class A (b)	23,302	961,674
AssetMark Financial Holdings, Inc. (a)	7,800	269,490
B Riley Financial, Inc. (b)	7,434	131,136
BGC Group, Inc. Class A	134,500	1,116,350
Blue Owl Capital, Inc. (b)	187,600	3,329,900
Brightsphere Investment Group, Inc. (b)	11,773	261,007
Carlyle Group, Inc. (b)	78,840	3,165,426
Cohen & Steers, Inc. (b)	10,109	733,509
Coinbase Global, Inc. Class A (a)	74,300	16,511,689
Diamond Hill Investment Group, Inc.	968	136,246
Donnelley Financial Solutions, Inc. (a)	8,975	535,090
Evercore, Inc. Class A	13,141	2,738,979
Forge Global Holdings, Inc. (a)	44,800	65,408
GCM Grosvenor, Inc. Class A (b)	15,400	150,304
Hamilton Lane, Inc. Class A	14,704	1,817,120
Houlihan Lokey, Inc.	18,800	2,535,368
Interactive Brokers Group, Inc. Class A	38,575	4,729,295
Janus Henderson Group PLC	52,800	1,779,888
Jefferies Financial Group, Inc.	66,719	3,319,937
Lazard, Inc. (b)	41,502	1,584,546
LPL Financial Holdings, Inc.	28,606	7,989,656
MarketWise, Inc.	11,400	13,224
Moelis & Co. Class A	25,300	1,438,558
Morningstar, Inc.	9,597	2,839,272
Open Lending Corp. Class A (a) (b)	36,400	203,112
P10, Inc. Class A (b)	16,200	137,376
Patria Investments Ltd. Class A	19,700	237,582
Perella Weinberg Partners	15,200	247,000
Piper Sandler Cos.	6,571	1,512,447
PJT Partners, Inc. Class A (b)	9,672	1,043,706
Robinhood Markets, Inc. Class A (a)	248,300	5,638,893
SEI Investments Co.	37,306	2,413,325
Silvercrest Asset Management Group, Inc. Class A	3,000	46,770
StepStone Group, Inc. Class A	20,326	932,760
Stifel Financial Corp.	36,016	3,030,746
StoneX Group, Inc. (a)	10,454	787,291

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
TPG, Inc.	27,400	$1,135,730
Tradeweb Markets, Inc. Class A	42,992	4,557,152
Value Line, Inc. (b)	200	8,614
Victory Capital Holdings, Inc. Class A	15,300	730,269
Virtu Financial, Inc. Class A	31,397	704,863
Virtus Investment Partners, Inc.	2,727	615,893
WisdomTree, Inc.	51,099	506,391
XP, Inc. Class A	152,500	2,682,475
		96,201,358
CHEMICALS — 1.6%
AdvanSix, Inc.	9,400	215,448
American Vanguard Corp.	9,552	82,147
Arcadium Lithium PLC (a) (b)	383,347	1,288,046
Arq, Inc. (a)	9,100	55,237
Ashland, Inc.	18,730	1,769,798
ASP Isotopes, Inc. (a)	14,600	44,676
Aspen Aerogels, Inc. (a)	20,900	498,465
Avient Corp.	34,046	1,486,108
Axalta Coating Systems Ltd. (a)	82,400	2,815,608
Balchem Corp.	11,986	1,845,245
Cabot Corp.	19,998	1,837,616
Chemours Co.	56,743	1,280,689
Core Molding Technologies, Inc. (a)	2,400	38,256
Ecovyst, Inc. (a)	35,950	322,471
Element Solutions, Inc.	84,500	2,291,640
Hawkins, Inc.	6,996	636,636
HB Fuller Co. (b)	20,199	1,554,515
Huntsman Corp.	66,239	1,508,262
Ingevity Corp. (a)	13,238	578,633
Innospec, Inc.	10,295	1,272,359
Intrepid Potash, Inc. (a) (b)	3,690	86,457
Koppers Holdings, Inc.	7,330	271,137
Kronos Worldwide, Inc. (b)	7,900	99,145
LSB Industries, Inc. (a)	20,200	165,236
Mativ Holdings, Inc. (b)	19,721	334,468
Minerals Technologies, Inc.	11,792	980,623
NewMarket Corp.	2,423	1,249,226
Northern Technologies International Corp.	2,900	48,024
Olin Corp.	45,047	2,123,966
Orion SA	20,000	438,800
Perimeter Solutions SA (a)	54,000	422,820
PureCycle Technologies, Inc. (a) (b)	43,300	256,336
Quaker Chemical Corp.	5,107	866,658
Rayonier Advanced Materials, Inc. (a)	24,600	133,824
RPM International, Inc.	47,064	5,067,851
Scotts Miracle-Gro Co. (b)	15,944	1,037,317
Sensient Technologies Corp.	15,319	1,136,516
Stepan Co.	7,678	644,645
Tronox Holdings PLC (b)	42,669	669,477
Valhi, Inc. (b)	1,470	26,210
Security Description	Shares	Value
Westlake Corp.	11,996	$1,737,261
		39,217,852
COMMERCIAL SERVICES & SUPPLIES — 1.4%
ABM Industries, Inc.	23,400	1,183,338
ACCO Brands Corp.	33,442	157,177
ACV Auctions, Inc. Class A (a)	49,100	896,075
Aris Water Solutions, Inc. Class A	11,100	173,937
Bridger Aerospace Group Holdings, Inc. (a)	1,000	3,740
BrightView Holdings, Inc. (a)	14,900	198,170
Brink's Co.	16,314	1,670,554
Casella Waste Systems, Inc. Class A (a)	20,900	2,073,698
CECO Environmental Corp. (a)	10,700	308,695
Cimpress PLC (a)	6,433	563,595
Clean Harbors, Inc. (a)	18,853	4,263,606
CompX International, Inc.	600	14,802
CoreCivic, Inc. (a)	44,225	574,040
Deluxe Corp.	19,376	435,185
Driven Brands Holdings, Inc. (a) (b)	22,600	287,698
Ennis, Inc.	9,197	201,322
Enviri Corp. (a)	28,725	247,897
GEO Group, Inc. (a)	43,480	624,373
Healthcare Services Group, Inc. (a)	26,265	277,884
HNI Corp.	17,511	788,345
Interface, Inc.	20,462	300,382
LanzaTech Global, Inc. (a) (b)	40,300	74,555
Liquidity Services, Inc. (a)	10,524	210,270
Matthews International Corp. Class A	10,931	273,822
MillerKnoll, Inc.	28,334	750,568
Montrose Environmental Group, Inc. (a)	10,300	458,968
MSA Safety, Inc.	13,673	2,566,285
NL Industries, Inc.	2,831	17,071
OPENLANE, Inc. (a)	39,392	653,513
Perma-Fix Environmental Services, Inc. (a)	4,600	46,598
Pitney Bowes, Inc.	76,364	387,929
Quad/Graphics, Inc. (b)	10,400	56,680
Quest Resource Holding Corp. (a)	6,300	55,440
RB Global, Inc. (b)	68,398	5,222,871
Steelcase, Inc. Class A	33,000	427,680
Stericycle, Inc. (a)	34,494	2,005,136
Tetra Tech, Inc.	19,695	4,027,234
UniFirst Corp.	5,705	978,579
Vestis Corp. (b)	42,370	518,185
Viad Corp. (a)	7,154	243,236
Virco Mfg. Corp.	3,800	52,972
VSE Corp. (b)	4,680	413,150
		34,685,255

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.4%
ADTRAN Holdings, Inc.	27,837	$146,423
Applied Optoelectronics, Inc. (a)	13,600	112,744
Aviat Networks, Inc. (a) (b)	4,000	114,760
Calix, Inc. (a)	21,600	765,288
Ciena Corp. (a)	54,097	2,606,393
Clearfield, Inc. (a) (b)	4,600	177,376
CommScope Holding Co., Inc. (a)	85,755	105,479
Digi International, Inc. (a)	13,170	301,988
Extreme Networks, Inc. (a)	46,200	621,390
Harmonic, Inc. (a)	40,000	470,800
Infinera Corp. (a) (b)	72,100	439,089
Lumentum Holdings, Inc. (a)	25,582	1,302,635
NETGEAR, Inc. (a)	10,489	160,482
NetScout Systems, Inc. (a)	24,507	448,233
Ribbon Communications, Inc. (a)	32,700	107,583
Ubiquiti, Inc. (b)	1,507	219,510
Viasat, Inc. (a) (b)	42,911	544,970
Viavi Solutions, Inc. (a)	80,158	550,685
		9,195,828
CONSTRUCTION & ENGINEERING — 1.6%
AECOM	50,604	4,460,237
Ameresco, Inc. Class A (a) (b)	11,700	337,077
API Group Corp. (a)	85,023	3,199,415
Arcosa, Inc.	17,686	1,475,189
Argan, Inc.	4,588	335,658
Bowman Consulting Group Ltd. (a)	4,000	127,160
Centuri Holdings, Inc. (a)	5,000	97,400
Comfort Systems USA, Inc.	13,025	3,961,163
Concrete Pumping Holdings, Inc. (a)	8,456	50,821
Construction Partners, Inc. Class A (a)	16,398	905,334
Dycom Industries, Inc. (a)	10,652	1,797,631
EMCOR Group, Inc.	17,253	6,298,725
Fluor Corp. (a)	63,309	2,757,107
Granite Construction, Inc.	16,579	1,027,401
Great Lakes Dredge & Dock Corp. (a)	23,150	203,257
IES Holdings, Inc. (a)	2,900	404,057
Limbach Holdings, Inc. (a) (b)	3,300	187,869
MasTec, Inc. (a)	23,353	2,498,537
Matrix Service Co. (a)	9,700	96,321
MDU Resources Group, Inc.	75,037	1,883,429
MYR Group, Inc. (a)	5,948	807,203
Northwest Pipe Co. (a)	3,616	122,836
Orion Group Holdings, Inc. (a)	11,300	107,463
Primoris Services Corp.	20,254	1,010,472
Southland Holdings, Inc. (a)	3,700	16,946
Sterling Infrastructure, Inc. (a)	11,200	1,325,408
Tutor Perini Corp. (a)	15,000	326,700
Valmont Industries, Inc.	7,774	2,133,574
Security Description	Shares	Value
WillScot Mobile Mini Holdings Corp. (a)	70,413	$2,650,345
		40,604,735
CONSTRUCTION MATERIALS — 1.0%
CRH PLC	256,900	19,262,362
Eagle Materials, Inc.	13,244	2,880,040
Knife River Corp. (a)	20,384	1,429,734
Smith-Midland Corp. (a)	1,700	47,073
Summit Materials, Inc. Class A (a)	44,863	1,642,434
U.S. Lime & Minerals, Inc.	781	284,425
		25,546,068
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	100,612	3,991,278
Atlanticus Holdings Corp. (a)	1,500	42,270
Bread Financial Holdings, Inc.	18,810	838,174
Consumer Portfolio Services, Inc. (a)	2,500	24,500
Credit Acceptance Corp. (a)	2,409	1,239,864
Encore Capital Group, Inc. (a)	8,551	356,833
Enova International, Inc. (a)	10,200	634,950
FirstCash Holdings, Inc.	14,015	1,469,893
Green Dot Corp. Class A (a)	16,600	156,870
LendingClub Corp. (a)	39,706	335,913
LendingTree, Inc. (a) (b)	3,736	155,380
Medallion Financial Corp.	6,900	52,992
Moneylion, Inc. (a)	3,200	235,328
Navient Corp. (b)	31,804	463,066
Nelnet, Inc. Class A	4,742	478,278
NerdWallet, Inc. Class A (a)	12,500	182,500
OneMain Holdings, Inc.	42,144	2,043,563
OppFi, Inc.	7,300	24,747
PRA Group, Inc. (a)	13,672	268,792
PROG Holdings, Inc.	16,074	557,446
Regional Management Corp.	3,000	86,220
SLM Corp.	81,912	1,702,950
SoFi Technologies, Inc. (a) (b)	365,300	2,414,633
Upstart Holdings, Inc. (a) (b)	26,903	634,642
World Acceptance Corp. (a)	1,428	176,472
		18,567,554
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.2%
Albertsons Cos., Inc. Class A	155,400	3,069,150
Andersons, Inc.	12,285	609,336
BJ's Wholesale Club Holdings, Inc. (a)	49,500	4,348,080
Casey's General Stores, Inc.	13,875	5,294,145
Chefs' Warehouse, Inc. (a) (b)	13,700	535,807
Grocery Outlet Holding Corp. (a)	36,645	810,587
HF Foods Group, Inc. (a) (b)	14,600	43,800
Ingles Markets, Inc. Class A	5,456	374,336
Maplebear, Inc. (a)	64,300	2,066,602
Natural Grocers by Vitamin Cottage, Inc.	3,000	63,600
Performance Food Group Co. (a)	56,794	3,754,651
PriceSmart, Inc.	9,191	746,309

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
SpartanNash Co.	13,309	$249,677
Sprouts Farmers Market, Inc. (a)	37,375	3,126,793
U.S. Foods Holding Corp. (a)	84,054	4,453,181
United Natural Foods, Inc. (a)	22,799	298,667
Village Super Market, Inc. Class A (b)	3,379	89,239
Weis Markets, Inc.	6,015	377,562
		30,311,522
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	24,475	3,446,325
Ardagh Group SA (a) (b)	3,500	29,750
Ardagh Metal Packaging SA	53,400	181,560
Berry Global Group, Inc.	42,987	2,529,785
Crown Holdings, Inc.	43,710	3,251,587
Graphic Packaging Holding Co. (b)	113,167	2,966,107
Greif, Inc. Class A	8,800	505,736
Greif, Inc. Class B	1,842	115,107
Myers Industries, Inc.	13,495	180,563
O-I Glass, Inc. (a)	61,228	681,468
Pactiv Evergreen, Inc.	14,200	160,744
Ranpak Holdings Corp. (a)	14,800	95,164
Sealed Air Corp. (b)	54,500	1,896,055
Silgan Holdings, Inc.	30,368	1,285,477
Sonoco Products Co.	36,578	1,855,236
TriMas Corp.	15,006	383,553
		19,564,217
DISTRIBUTORS — 0.0% (e)
GigaCloud Technology, Inc. Class A (a)	8,700	264,654
Weyco Group, Inc.	2,100	63,672
		328,326
DIVERSIFIED CONSUMER SERVICES — 0.9%
ADT, Inc.	94,049	714,772
Adtalem Global Education, Inc. (a)	14,874	1,014,556
American Public Education, Inc. (a)	5,800	101,964
Bright Horizons Family Solutions, Inc. (a)	21,802	2,399,964
Carriage Services, Inc.	4,796	128,725
Chegg, Inc. (a)	40,557	128,160
Coursera, Inc. (a)	46,500	332,940
Duolingo, Inc. (a) (b)	13,700	2,858,779
European Wax Center, Inc. Class A (a) (b)	12,200	121,146
Frontdoor, Inc. (a)	30,611	1,034,346
Graham Holdings Co. Class B	1,303	911,514
Grand Canyon Education, Inc. (a)	11,178	1,563,914
H&R Block, Inc.	53,526	2,902,715
Laureate Education, Inc.	47,370	707,708
Lincoln Educational Services Corp. (a)	8,900	105,554
Mister Car Wash, Inc. (a) (b)	28,200	200,784
Security Description	Shares	Value
Nerdy, Inc. (a) (b)	21,100	$35,237
OneSpaWorld Holdings Ltd. (a)	29,700	456,489
Perdoceo Education Corp.	23,512	503,627
Service Corp. International	53,383	3,797,133
Strategic Education, Inc.	8,546	945,700
Stride, Inc. (a)	15,405	1,086,052
Udemy, Inc. (a)	32,700	282,201
Universal Technical Institute, Inc. (a)	15,000	235,950
		22,569,930
DIVERSIFIED REITs — 0.4%
Alexander & Baldwin, Inc. REIT	25,238	428,037
Alpine Income Property Trust, Inc. REIT (b)	4,000	62,240
American Assets Trust, Inc. REIT	17,517	392,030
Armada Hoffler Properties, Inc. REIT	23,600	261,724
Broadstone Net Lease, Inc. REIT	70,119	1,112,789
CTO Realty Growth, Inc. REIT (b)	9,035	157,751
Empire State Realty Trust, Inc. Class A REIT	46,824	439,209
Essential Properties Realty Trust, Inc. REIT	58,113	1,610,311
Gladstone Commercial Corp. REIT	13,830	197,354
Global Net Lease, Inc. REIT	70,774	520,189
NexPoint Diversified Real Estate Trust REIT (b)	10,018	55,400
One Liberty Properties, Inc. REIT	5,238	122,988
WP Carey, Inc. REIT	80,267	4,418,698
		9,778,720
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Anterix, Inc. (a)	4,307	170,514
AST SpaceMobile, Inc. (a) (b)	45,400	527,094
ATN International, Inc.	3,557	81,100
Bandwidth, Inc. Class A (a)	8,102	136,762
Cogent Communications Holdings, Inc. (b)	16,496	931,034
Consolidated Communications Holdings, Inc. (a)	28,449	125,176
Frontier Communications Parent, Inc. (a)	92,100	2,411,178
GCI Liberty, Inc. (a) (d)	16,346	—
Globalstar, Inc. (a) (b)	256,600	287,392
IDT Corp. Class B	5,500	197,560
Iridium Communications, Inc.	47,175	1,255,798
Liberty Global Ltd. Class A (a)	62,000	1,080,660
Liberty Global Ltd. Class C (a)	64,300	1,147,755
Liberty Latin America Ltd. Class A (a) (b)	11,388	109,439
Liberty Latin America Ltd. Class C (a) (b)	52,300	503,126
Lumen Technologies, Inc. (a) (b)	367,200	403,920
Ooma, Inc. (a)	9,100	90,363

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Shenandoah Telecommunications Co.	17,450	$284,958
		9,743,829
ELECTRIC UTILITIES — 0.5%
ALLETE, Inc.	21,262	1,325,686
Avangrid, Inc.	25,909	920,547
Genie Energy Ltd. Class B	6,600	96,492
Hawaiian Electric Industries, Inc. (b)	40,983	369,667
IDACORP, Inc.	18,938	1,764,075
MGE Energy, Inc.	13,362	998,408
OGE Energy Corp.	73,638	2,628,876
Otter Tail Corp. (b)	15,176	1,329,266
PNM Resources, Inc.	32,054	1,184,716
Portland General Electric Co. (b)	37,358	1,615,360
		12,233,093
ELECTRICAL EQUIPMENT — 1.6%
Acuity Brands, Inc.	11,482	2,772,214
Allient, Inc.	4,343	109,748
American Superconductor Corp. (a)	12,700	297,053
Amprius Technologies, Inc. (a)	2,500	3,175
Array Technologies, Inc. (a) (b)	57,900	594,054
Atkore, Inc.	13,900	1,875,527
Blink Charging Co. (a) (b)	35,100	96,174
Bloom Energy Corp. Class A (a) (b)	73,076	894,450
ChargePoint Holdings, Inc. (a) (b)	145,700	220,007
Encore Wire Corp.	5,634	1,632,902
Energy Vault Holdings, Inc. (a) (b)	41,900	39,788
EnerSys	14,741	1,525,988
Enovix Corp. (a) (b)	55,600	859,576
Fluence Energy, Inc. (a) (b)	21,800	378,012
Freyr Battery, Inc. (a)	41,200	70,040
FuelCell Energy, Inc. (a) (b)	157,577	100,660
GrafTech International Ltd. (a)	72,850	70,665
LSI Industries, Inc.	10,700	154,829
Net Power, Inc. (a)	7,800	76,674
NEXTracker, Inc. Class A (a)	46,900	2,198,672
NuScale Power Corp. (a) (b)	29,200	341,348
nVent Electric PLC	61,500	4,711,515
Plug Power, Inc. (a) (b)	231,288	538,901
Powell Industries, Inc.	3,335	478,239
Preformed Line Products Co.	1,400	174,356
Regal Rexnord Corp.	24,845	3,359,541
Sensata Technologies Holding PLC	56,647	2,118,031
SES AI Corp. (a) (b)	42,700	53,375
Shoals Technologies Group, Inc. Class A (a) (b)	62,100	387,504
SolarMax Technology, Inc. (a)	2,300	7,567
Stem, Inc. (a)	48,400	53,724
SunPower Corp. (a) (b)	29,555	87,483
Security Description	Shares	Value
Sunrun, Inc. (a) (b)	86,989	$1,031,690
Thermon Group Holdings, Inc. (a)	12,080	371,581
TPI Composites, Inc. (a) (b)	17,900	71,421
Ultralife Corp. (a)	3,700	39,294
Vertiv Holdings Co. Class A	133,900	11,591,723
Vicor Corp. (a)	7,876	261,168
		39,648,669
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
908 Devices, Inc. (a) (b)	7,700	39,655
Advanced Energy Industries, Inc. (b)	14,254	1,550,265
Aeva Technologies, Inc. (a) (b)	11,800	29,736
Arlo Technologies, Inc. (a)	31,917	416,198
Arrow Electronics, Inc. (a)	19,894	2,402,399
Avnet, Inc.	33,697	1,735,059
Badger Meter, Inc.	10,876	2,026,743
Bel Fuse, Inc. Class A	600	48,546
Bel Fuse, Inc. Class B (b)	3,600	234,864
Belden, Inc.	15,463	1,450,429
Benchmark Electronics, Inc.	12,631	498,419
Climb Global Solutions, Inc.	1,600	100,496
Cognex Corp.	64,871	3,033,368
Coherent Corp. (a) (b)	48,614	3,522,570
Crane NXT Co. (b)	18,148	1,114,650
CTS Corp.	12,287	622,091
Daktronics, Inc. (a)	12,800	178,560
ePlus, Inc. (a)	9,636	709,980
Evolv Technologies Holdings, Inc. (a) (b)	45,800	116,790
Fabrinet (a)	13,700	3,353,623
FARO Technologies, Inc. (a)	7,188	115,008
Insight Enterprises, Inc. (a) (b)	10,378	2,058,580
IPG Photonics Corp. (a)	11,500	970,485
Iteris, Inc. (a)	13,500	58,455
Itron, Inc. (a)	16,999	1,682,221
Kimball Electronics, Inc. (a)	8,044	176,807
Knowles Corp. (a) (b)	31,868	550,042
Lightwave Logic, Inc. (a) (b)	41,000	122,590
Littelfuse, Inc.	9,099	2,325,613
Methode Electronics, Inc.	13,380	138,483
MicroVision, Inc. (a) (b)	74,800	79,288
Mirion Technologies, Inc. (a)	72,700	780,798
Napco Security Technologies, Inc. (b)	12,056	626,309
nLight, Inc. (a)	16,188	176,935
Novanta, Inc. (a)	13,326	2,173,604
OSI Systems, Inc. (a)	5,839	802,979
Ouster, Inc. (a)	17,500	172,025
PAR Technology Corp. (a) (b)	10,200	480,318
PC Connection, Inc.	4,160	267,072
Plexus Corp. (a)	10,400	1,073,072
Powerfleet, Inc. NJ (a)	33,300	152,181
Richardson Electronics Ltd. (b)	3,700	43,993
Rogers Corp. (a)	6,295	759,240

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Sanmina Corp. (a)	20,775	$1,376,344
ScanSource, Inc. (a)	8,909	394,758
SmartRent, Inc. (a) (b)	66,900	159,891
TD SYNNEX Corp.	28,184	3,252,434
TTM Technologies, Inc. (a)	36,800	715,024
Vishay Intertechnology, Inc.	54,545	1,216,354
Vishay Precision Group, Inc. (a)	4,500	136,980
Vontier Corp.	57,800	2,207,960
		48,430,284
ENERGY EQUIPMENT & SERVICES — 1.4%
Archrock, Inc. (b)	51,842	1,048,245
Atlas Energy Solutions, Inc. (b)	25,200	502,236
Borr Drilling Ltd. (a) (b)	87,400	563,730
Bristow Group, Inc. (a)	8,533	286,112
Cactus, Inc. Class A (b)	24,543	1,294,398
ChampionX Corp.	71,400	2,371,194
Core Laboratories, Inc. (b)	19,600	397,684
Diamond Offshore Drilling, Inc. (a)	36,800	570,032
DMC Global, Inc. (a) (b)	7,500	108,150
Drilling Tools International Corp. (a)	3,500	19,670
Dril-Quip, Inc. (a)	11,875	220,875
Expro Group Holdings NV (a)	35,683	817,854
Forum Energy Technologies, Inc. (a)	3,300	55,638
Geospace Technologies Corp. (a)	4,600	41,308
Helix Energy Solutions Group, Inc. (a)	51,709	617,405
Helmerich & Payne, Inc. (b)	38,000	1,373,320
Kodiak Gas Services, Inc.	5,400	147,204
Liberty Energy, Inc. (b)	62,200	1,299,358
Mammoth Energy Services, Inc. (a)	8,600	28,208
Nabors Industries Ltd. (a)	3,327	236,749
Natural Gas Services Group, Inc. (a)	3,900	78,468
Newpark Resources, Inc. (a)	27,400	227,694
Noble Corp. PLC	42,000	1,875,300
NOV, Inc.	146,500	2,784,965
Oceaneering International, Inc. (a)	36,581	865,507
Oil States International, Inc. (a)	27,466	121,949
Patterson-UTI Energy, Inc.	128,950	1,335,922
ProFrac Holding Corp. Class A (a) (b)	12,000	88,920
ProPetro Holding Corp. (a)	34,399	298,239
Ranger Energy Services, Inc. (b)	6,100	64,172
RPC, Inc. (b)	31,210	195,063
SEACOR Marine Holdings, Inc. (a)	9,200	124,108
Seadrill Ltd. (a)	27,600	1,421,400
Select Water Solutions, Inc.	28,492	304,864
Solaris Oilfield Infrastructure, Inc. Class A	11,200	96,096
Security Description	Shares	Value
TechnipFMC PLC	161,900	$4,233,685
TETRA Technologies, Inc. (a)	45,100	156,046
Tidewater, Inc. (a) (b)	18,325	1,744,723
Transocean Ltd. (a)	270,600	1,447,710
U.S. Silica Holdings, Inc. (a)	29,788	460,225
Valaris Ltd. (a) (b)	22,200	1,653,900
Weatherford International PLC (a)	26,100	3,195,945
		34,774,271
ENTERTAINMENT — 1.7%
AMC Entertainment Holdings, Inc. Class A (a) (b)	102,275	509,330
Atlanta Braves Holdings, Inc. Class A (a)	5,038	208,221
Atlanta Braves Holdings, Inc. Class C (a)	17,957	708,224
Cinemark Holdings, Inc. (a) (b)	41,838	904,538
Empire Resorts, Inc. (a) (b) (d)	400	—
Eventbrite, Inc. Class A (a)	27,393	132,582
Golden Matrix Group, Inc. (a)	12,400	30,628
IMAX Corp. (a)	16,033	268,873
Liberty Media Corp.-Liberty Formula One Class A (a)	7,501	481,789
Liberty Media Corp.-Liberty Formula One Class C (a)	74,286	5,336,706
Liberty Media Corp.-Liberty Live Class A (a)	8,659	324,799
Liberty Media Corp.-Liberty Live Class C (a)	17,233	659,507
Lions Gate Entertainment Corp. Class A (a)	19,324	182,032
Lions Gate Entertainment Corp. Class B (a)	46,289	396,697
LiveOne, Inc. (a)	25,000	39,250
Madison Square Garden Entertainment Corp. (a)	14,326	490,379
Madison Square Garden Sports Corp. (a)	7,173	1,349,456
Marcus Corp.	9,037	102,751
Playstudios, Inc. (a)	28,400	58,788
Playtika Holding Corp.	8,981	70,680
Reservoir Media, Inc. (a) (b)	6,800	53,720
ROBLOX Corp. Class A (a)	191,000	7,107,110
Roku, Inc. (a)	47,423	2,842,060
Sphere Entertainment Co. (a) (b)	9,426	330,476
Spotify Technology SA (a)	54,356	17,056,369
TKO Group Holdings, Inc. (b)	29,542	3,190,241
Vivid Seats, Inc. Class A (a) (b)	28,300	162,725
		42,997,931
FINANCIAL SERVICES — 3.5%
Acacia Research Corp. (a) (b)	14,000	70,140
Affirm Holdings, Inc. (a)	85,500	2,582,955
Alerus Financial Corp.	6,705	131,485
A-Mark Precious Metals, Inc.	6,900	223,353
Apollo Global Management, Inc.	195,105	23,036,047
AvidXchange Holdings, Inc. (a)	54,300	654,858

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Banco Latinoamericano de Comercio Exterior SA	9,800	$290,766
Block, Inc. (a)	208,237	13,429,204
Burford Capital Ltd.	74,300	969,615
Cannae Holdings, Inc. (b)	24,700	448,058
Cantaloupe, Inc. (a)	20,700	136,620
Cass Information Systems, Inc. (b)	5,036	201,793
Compass Diversified Holdings (b)	23,800	520,982
Corebridge Financial, Inc.	96,200	2,801,344
Enact Holdings, Inc.	10,900	334,194
Equitable Holdings, Inc.	124,546	5,088,950
Essent Group Ltd.	40,544	2,278,167
Euronet Worldwide, Inc. (a)	16,412	1,698,642
EVERTEC, Inc.	23,700	788,025
Federal Agricultural Mortgage Corp. Class C	3,332	602,492
Flywire Corp. (a)	39,400	645,766
I3 Verticals, Inc. Class A (a)	7,900	174,432
International Money Express, Inc. (a)	11,500	239,660
Jackson Financial, Inc. Class A	29,700	2,205,522
Marqeta, Inc. Class A (a)	171,400	939,272
Merchants Bancorp	5,750	233,105
MGIC Investment Corp.	102,089	2,200,018
Mr Cooper Group, Inc. (a)	23,960	1,946,271
NCR Atleos Corp. (a)	23,783	642,617
NMI Holdings, Inc. Class A (a)	28,865	982,565
Onity Group, Inc. (a)	2,000	47,960
Pagseguro Digital Ltd. Class A (a)	72,100	842,849
Payoneer Global, Inc. (a)	97,400	539,596
Paysafe Ltd. (a)	12,117	214,229
Paysign, Inc. (a)	12,800	55,168
PennyMac Financial Services, Inc.	9,197	870,036
Priority Technology Holdings, Inc. (a) (b)	6,265	33,079
Radian Group, Inc.	57,454	1,786,819
Remitly Global, Inc. (a)	49,700	602,364
Repay Holdings Corp. (a)	29,400	310,464
Rocket Cos., Inc. Class A (a)	43,200	591,840
Security National Financial Corp. Class A (a)	4,185	33,438
Sezzle, Inc. (a)	1,000	88,220
Shift4 Payments, Inc. Class A (a) (b)	21,100	1,547,685
StoneCo Ltd. Class A (a) (b)	109,460	1,312,425
SWK Holdings Corp. (a) (b)	1,400	23,786
Toast, Inc. Class A (a) (b)	165,800	4,272,666
UWM Holdings Corp. (b)	33,800	234,234
Velocity Financial, Inc. (a) (b)	2,834	50,814
Voya Financial, Inc.	35,762	2,544,466
Walker & Dunlop, Inc.	12,940	1,270,708
Waterstone Financial, Inc.	7,200	92,088
Western Union Co.	136,300	1,665,586
Security Description	Shares	Value
WEX, Inc. (a)	15,957	$2,826,623
		88,354,061
FOOD PRODUCTS — 0.8%
Alico, Inc. (b)	2,600	67,366
B&G Foods, Inc. (b)	28,600	231,088
Beyond Meat, Inc. (a) (b)	21,862	146,694
BRC, Inc. Class A (a) (b)	15,000	91,950
Calavo Growers, Inc. (b)	5,881	133,499
Cal-Maine Foods, Inc.	15,362	938,772
Darling Ingredients, Inc. (a)	59,805	2,197,834
Dole PLC	26,600	325,584
Flowers Foods, Inc.	70,031	1,554,688
Forafric Global PLC (a) (b)	3,800	40,546
Fresh Del Monte Produce, Inc.	12,147	265,412
Freshpet, Inc. (a)	16,442	2,127,430
Hain Celestial Group, Inc. (a)	34,601	239,093
Ingredion, Inc.	24,057	2,759,338
J & J Snack Foods Corp.	5,491	891,574
John B Sanfilippo & Son, Inc.	3,770	366,331
Lancaster Colony Corp.	7,066	1,335,262
Lifecore Biomedical, Inc. (a)	7,800	40,014
Lifeway Foods, Inc. (a)	1,700	21,709
Limoneira Co.	6,200	129,022
Mama's Creations, Inc. (a)	12,100	81,554
Mission Produce, Inc. (a) (b)	17,400	171,912
Pilgrim's Pride Corp. (a)	15,921	612,799
Post Holdings, Inc. (a)	18,913	1,969,978
Seaboard Corp.	78	246,538
Seneca Foods Corp. Class A (a)	1,949	111,872
Simply Good Foods Co. (a)	34,500	1,246,485
SunOpta, Inc. (a) (b)	33,500	180,900
TreeHouse Foods, Inc. (a)	18,481	677,144
Utz Brands, Inc. (b)	26,300	437,632
Vital Farms, Inc. (a)	11,100	519,147
Westrock Coffee Co. (a) (b)	11,000	112,530
Whole Earth Brands, Inc. (a)	12,000	58,320
WK Kellogg Co.	23,700	390,102
		20,720,119
GAS UTILITIES — 0.5%
Brookfield Infrastructure Corp. Class A	44,800	1,507,968
Chesapeake Utilities Corp. (b)	8,421	894,310
National Fuel Gas Co.	32,970	1,786,644
New Jersey Resources Corp.	35,844	1,531,973
Northwest Natural Holding Co. (b)	13,282	479,613
ONE Gas, Inc.	20,521	1,310,266
RGC Resources, Inc.	2,700	55,215
Southwest Gas Holdings, Inc. (b)	22,939	1,614,447
Spire, Inc.	19,439	1,180,530
UGI Corp.	78,235	1,791,582
		12,152,548
GROUND TRANSPORTATION — 1.0%
ArcBest Corp.	8,967	960,186

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Avis Budget Group, Inc. (b)	6,772	$707,809
Covenant Logistics Group, Inc.	3,045	150,088
FTAI Infrastructure, Inc. (b)	36,000	310,680
Heartland Express, Inc. (b)	16,755	206,589
Hertz Global Holdings, Inc. (a) (b)	49,300	174,029
Knight-Swift Transportation Holdings, Inc.	58,116	2,901,151
Landstar System, Inc.	13,558	2,501,180
Lyft, Inc. Class A (a)	132,410	1,866,981
Marten Transport Ltd.	20,648	380,956
PAM Transportation Services, Inc. (a)	2,200	38,214
RXO, Inc. (a) (b)	44,190	1,155,569
Ryder System, Inc.	16,239	2,011,687
Saia, Inc. (a) (b)	9,955	4,721,557
Schneider National, Inc. Class B	24,300	587,088
U-Haul Holding Co. (a) (b) (c)	5,744	354,577
U-Haul Holding Co. (c)	34,396	2,064,448
Universal Logistics Holdings, Inc. (b)	2,529	102,652
Werner Enterprises, Inc. (b)	22,600	809,758
XPO, Inc. (a)	42,490	4,510,314
		26,515,513
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Accuray, Inc. (a) (b)	35,900	65,338
Alphatec Holdings, Inc. (a) (b)	32,400	338,580
AngioDynamics, Inc. (a)	12,497	75,607
Artivion, Inc. (a)	13,992	358,895
AtriCure, Inc. (a)	16,500	375,705
Atrion Corp.	468	211,737
Avanos Medical, Inc. (a)	16,400	326,688
Axogen, Inc. (a)	14,400	104,256
Axonics, Inc. (a)	18,563	1,247,990
Bioventus, Inc. Class A (a)	13,800	79,350
Cerus Corp. (a) (b)	68,209	120,048
CONMED Corp. (b)	11,900	824,908
CVRx, Inc. (a) (b)	5,000	59,950
Dentsply Sirona, Inc.	79,800	1,987,818
Embecta Corp. (b)	21,600	270,000
Enovis Corp. (a)	19,275	871,230
Envista Holdings Corp. (a)	63,368	1,053,810
Fractyl Health, Inc. (a)	2,800	11,956
Glaukos Corp. (a)	17,816	2,108,524
Globus Medical, Inc. Class A (a)	44,542	3,050,682
Haemonetics Corp. (a)	18,793	1,554,745
ICU Medical, Inc. (a)	7,480	888,250
Inari Medical, Inc. (a)	19,539	940,803
Inmode Ltd. (a) (b)	27,900	508,896
Inogen, Inc. (a)	8,892	72,292
Inspire Medical Systems, Inc. (a) (b)	11,109	1,486,717
Integer Holdings Corp. (a) (b)	12,083	1,399,091
Integra LifeSciences Holdings Corp. (a)	24,793	722,468
iRadimed Corp.	2,800	123,032
Security Description	Shares	Value
iRhythm Technologies, Inc. (a) (b)	11,126	$1,197,603
Lantheus Holdings, Inc. (a)	25,161	2,020,177
LeMaitre Vascular, Inc.	7,251	596,612
LivaNova PLC (a)	19,850	1,088,177
Masimo Corp. (a)	16,309	2,053,955
Merit Medical Systems, Inc. (a)	21,500	1,847,925
Neogen Corp. (a) (b)	78,942	1,233,863
NeuroPace, Inc. (a)	5,000	37,800
Nevro Corp. (a)	12,309	103,642
Novocure Ltd. (a)	38,955	667,299
Omnicell, Inc. (a)	16,466	445,735
OraSure Technologies, Inc. (a)	24,700	105,222
Orchestra BioMed Holdings, Inc. (a) (b)	8,600	70,090
Orthofix Medical, Inc. (a)	12,265	162,634
OrthoPediatrics Corp. (a)	5,968	171,640
Paragon 28, Inc. (a) (b)	15,000	102,600
Penumbra, Inc. (a) (b)	13,716	2,468,468
PROCEPT BioRobotics Corp. (a) (b)	15,200	928,568
Pulmonx Corp. (a)	13,500	85,590
Pulse Biosciences, Inc. (a) (b)	8,200	91,758
QuidelOrtho Corp. (a) (b)	19,325	641,976
RxSight, Inc. (a)	12,300	740,091
Sanara Medtech, Inc. (a)	1,200	33,864
Semler Scientific, Inc. (a)	1,700	58,480
SI-BONE, Inc. (a)	14,860	192,140
Sight Sciences, Inc. (a) (b)	13,800	92,046
Silk Road Medical, Inc. (a)	14,069	380,426
STAAR Surgical Co. (a)	17,869	850,743
Stereotaxis, Inc. (a)	20,200	36,764
Surmodics, Inc. (a)	5,281	222,013
Tactile Systems Technology, Inc. (a)	7,800	93,132
Tandem Diabetes Care, Inc. (a)	23,792	958,580
TransMedics Group, Inc. (a) (b)	11,700	1,762,254
Treace Medical Concepts, Inc. (a)	15,500	103,075
UFP Technologies, Inc. (a)	2,600	686,062
Utah Medical Products, Inc.	1,236	82,577
Varex Imaging Corp. (a) (b)	13,908	204,865
Zimvie, Inc. (a)	8,900	162,425
Zynex, Inc. (a) (b)	6,570	61,232
		44,081,469
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Acadia Healthcare Co., Inc. (a)	33,882	2,288,390
Accolade, Inc. (a)	24,100	86,278
AdaptHealth Corp. (a)	34,200	342,000
Addus HomeCare Corp. (a)	6,216	721,740
agilon health, Inc. (a) (b)	113,900	744,906
AirSculpt Technologies, Inc. (a) (b)	4,400	17,600
Alignment Healthcare, Inc. (a) (b)	33,100	258,842
Amedisys, Inc. (a)	12,106	1,111,331

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
AMN Healthcare Services, Inc. (a)	14,648	$750,417
Astrana Health, Inc. (a) (b)	15,673	635,697
Aveanna Healthcare Holdings, Inc. (a)	19,300	53,268
BrightSpring Health Services, Inc. (a)	19,000	215,840
Brookdale Senior Living, Inc. (a)	67,241	459,256
Castle Biosciences, Inc. (a)	8,900	193,753
Chemed Corp.	5,465	2,965,200
Community Health Systems, Inc. (a)	45,867	154,113
CorVel Corp. (a)	3,400	864,518
Cross Country Healthcare, Inc. (a)	12,058	166,883
DocGo, Inc. (a) (b)	26,100	80,649
Encompass Health Corp.	37,003	3,174,487
Enhabit, Inc. (a)	18,651	166,367
Ensign Group, Inc.	20,470	2,531,934
Fulgent Genetics, Inc. (a) (b)	7,471	146,581
GeneDx Holdings Corp. (a)	4,900	128,086
Guardant Health, Inc. (a)	42,451	1,225,985
HealthEquity, Inc. (a) (b)	31,363	2,703,491
Hims & Hers Health, Inc. (a) (b)	70,400	1,421,376
InfuSystem Holdings, Inc. (a)	6,600	45,078
Innovage Holding Corp. (a)	4,580	22,717
Joint Corp. (a)	4,850	68,191
LifeStance Health Group, Inc. (a) (b)	38,400	188,544
ModivCare, Inc. (a)	4,554	119,497
Nano-X Imaging Ltd. (a) (b)	20,600	151,204
National HealthCare Corp.	5,041	546,444
National Research Corp.	5,300	121,635
NeoGenomics, Inc. (a)	46,429	643,970
OmniAb, Inc. (a) (d)	3,212	—
OPKO Health, Inc. (a) (b)	148,518	185,647
Option Care Health, Inc. (a)	62,807	1,739,754
Owens & Minor, Inc. (a) (b)	26,919	363,406
PACS Group, Inc. (a)	9,200	271,400
Patterson Cos., Inc. (b)	30,900	745,308
Pediatrix Medical Group, Inc. (a)	29,974	226,304
Pennant Group, Inc. (a)	10,317	239,251
Performant Financial Corp. (a)	24,200	70,180
PetIQ, Inc. (a)	10,126	223,380
Premier, Inc. Class A (b)	46,645	870,862
Privia Health Group, Inc. (a)	40,700	707,366
Progyny, Inc. (a)	28,600	818,246
Quipt Home Medical Corp. (a)	15,700	50,554
R1 RCM, Inc. (a)	55,287	694,405
RadNet, Inc. (a)	22,676	1,336,070
Select Medical Holdings Corp.	39,534	1,386,062
Sonida Senior Living, Inc. (a)	1,300	35,750
Surgery Partners, Inc. (a) (b)	27,595	656,485
Talkspace, Inc. (a)	45,200	103,960
Tenet Healthcare Corp. (a)	37,722	5,018,158
U.S. Physical Therapy, Inc.	5,422	501,101
Security Description	Shares	Value
Viemed Healthcare, Inc. (a)	11,800	$77,290
		41,837,207
HEALTH CARE REITs — 0.5%
American Healthcare REIT, Inc.	24,100	352,101
CareTrust REIT, Inc.	44,628	1,120,163
Community Healthcare Trust, Inc. REIT	9,847	230,321
Diversified Healthcare Trust REIT	83,877	255,825
Global Medical REIT, Inc.	28,800	261,504
Healthcare Realty Trust, Inc. REIT	142,899	2,354,975
LTC Properties, Inc. REIT	14,724	507,978
Medical Properties Trust, Inc. REIT	227,661	981,219
National Health Investors, Inc. REIT	15,745	1,066,409
Omega Healthcare Investors, Inc. REIT	90,407	3,096,440
Sabra Health Care REIT, Inc.	86,355	1,329,867
Strawberry Fields REIT, Inc.	2,100	23,961
Universal Health Realty Income Trust REIT	6,488	253,940
		11,834,703
HEALTH CARE TECHNOLOGY — 0.6%
Certara, Inc. (a)	44,900	621,865
Definitive Healthcare Corp. (a) (b)	18,800	102,648
Doximity, Inc. Class A (a)	42,200	1,180,334
Evolent Health, Inc. Class A (a)	40,965	783,251
Health Catalyst, Inc. (a)	23,400	149,526
HealthStream, Inc.	9,099	253,862
LifeMD, Inc. (a)	14,700	100,842
OptimizeRx Corp. (a)	6,496	64,960
Phreesia, Inc. (a) (b)	19,300	409,160
Schrodinger, Inc. (a)	20,808	402,427
Simulations Plus, Inc. (b)	5,697	276,988
Teladoc Health, Inc. (a)	74,704	730,605
Veeva Systems, Inc. Class A (a)	54,867	10,041,210
		15,117,678
HOTEL & RESORT REITs — 0.3%
Apple Hospitality REIT, Inc.	80,200	1,166,108
Braemar Hotels & Resorts, Inc. REIT	26,200	66,810
Chatham Lodging Trust REIT	15,960	135,979
DiamondRock Hospitality Co. REIT	75,300	636,285
Park Hotels & Resorts, Inc. REIT	77,934	1,167,451
Pebblebrook Hotel Trust REIT (b)	47,657	655,284
RLJ Lodging Trust REIT	54,855	528,254
Ryman Hospitality Properties, Inc. REIT	21,627	2,159,672
Service Properties Trust REIT (b)	59,374	305,182

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Summit Hotel Properties, Inc. REIT	49,600	$297,104
Sunstone Hotel Investors, Inc. REIT	78,319	819,217
Xenia Hotels & Resorts, Inc. REIT	38,300	548,839
		8,486,185
HOTELS, RESTAURANTS & LEISURE — 3.1%
Accel Entertainment, Inc. (a)	23,300	239,058
Aramark	96,540	3,284,291
Bally's Corp. (a) (b)	10,165	121,675
Biglari Holdings, Inc. Class B (a)	284	54,920
BJ's Restaurants, Inc. (a)	8,006	277,808
Bloomin' Brands, Inc. (b)	33,793	649,839
Boyd Gaming Corp.	26,398	1,454,530
Brinker International, Inc. (a)	16,430	1,189,368
Cava Group, Inc. (a)	28,200	2,615,550
Cheesecake Factory, Inc.	18,255	717,239
Choice Hotels International, Inc.	11,156	1,327,564
Churchill Downs, Inc.	26,516	3,701,634
Chuy's Holdings, Inc. (a)	6,053	156,894
Cracker Barrel Old Country Store, Inc. (b)	8,008	337,617
Dave & Buster's Entertainment, Inc. (a) (b)	12,416	494,281
Denny's Corp. (a)	18,341	130,221
Despegar.com Corp. (a)	22,800	301,644
Dine Brands Global, Inc.	5,630	203,806
DoorDash, Inc. Class A (a)	129,689	14,107,569
DraftKings, Inc. Class A (a)	166,123	6,340,915
Dutch Bros, Inc. Class A (a)	34,200	1,415,880
El Pollo Loco Holdings, Inc. (a)	11,400	128,934
Everi Holdings, Inc. (a)	30,295	254,478
First Watch Restaurant Group, Inc. (a)	7,700	135,212
Full House Resorts, Inc. (a) (b)	11,000	55,000
Global Business Travel Group I (a) (b)	46,600	307,560
Golden Entertainment, Inc.	7,425	230,992
Hilton Grand Vacations, Inc. (a) (b)	29,471	1,191,513
Hyatt Hotels Corp. Class A (b)	16,059	2,439,683
Inspired Entertainment, Inc. (a) (b)	7,500	68,625
International Game Technology PLC (b)	39,535	808,886
Jack in the Box, Inc. (b)	7,197	366,615
Krispy Kreme, Inc.	31,300	336,788
Kura Sushi USA, Inc. Class A (a) (b)	2,100	132,489
Life Time Group Holdings, Inc. (a) (b)	17,100	321,993
Light & Wonder, Inc. (a) (b)	33,164	3,478,240
Lindblad Expeditions Holdings, Inc. (a)	11,889	114,729
Marriott Vacations Worldwide Corp. (b)	13,240	1,156,117
Security Description	Shares	Value
Monarch Casino & Resort, Inc.	4,800	$327,024
Mondee Holdings, Inc. (a) (b)	15,600	37,440
Nathan's Famous, Inc.	1,200	81,336
ONE Group Hospitality, Inc. (a)	7,400	31,450
Papa John's International, Inc. (b)	11,888	558,498
Penn Entertainment, Inc. (a) (b)	57,000	1,103,235
Planet Fitness, Inc. Class A (a)	31,943	2,350,685
PlayAGS, Inc. (a)	14,200	163,300
Portillo's, Inc. Class A (a) (b)	16,900	164,268
Potbelly Corp. (a)	9,600	77,088
RCI Hospitality Holdings, Inc.	3,600	156,816
Red Rock Resorts, Inc. Class A	17,286	949,520
Rush Street Interactive, Inc. (a)	23,400	224,406
Sabre Corp. (a) (b)	126,835	338,649
Shake Shack, Inc. Class A (a)	14,230	1,280,700
Six Flags Entertainment Corp. (b)	27,795	921,126
Super Group SGHC Ltd. (a) (b)	48,600	156,978
Sweetgreen, Inc. Class A (a) (b)	35,500	1,069,970
Target Hospitality Corp. (a)	11,300	98,423
Texas Roadhouse, Inc.	25,377	4,357,485
Travel & Leisure Co.	26,500	1,191,970
United Parks & Resorts, Inc. (a) (b)	13,117	712,384
Vacasa, Inc. Class A (a)	3,400	16,558
Vail Resorts, Inc. (b)	14,090	2,538,032
Wendy's Co.	63,658	1,079,640
Wingstop, Inc.	10,965	4,634,467
Wyndham Hotels & Resorts, Inc.	30,216	2,235,984
Xponential Fitness, Inc. Class A (a) (b)	8,700	135,720
		77,643,309
HOUSEHOLD DURABLES — 1.5%
Beazer Homes USA, Inc. (a)	10,396	285,682
Cavco Industries, Inc. (a) (b)	3,576	1,237,904
Century Communities, Inc.	11,551	943,255
Cricut, Inc. Class A	16,600	99,434
Dream Finders Homes, Inc. Class A (a) (b)	8,800	227,216
Ethan Allen Interiors, Inc.	8,200	228,698
Flexsteel Industries, Inc.	1,700	52,802
GoPro, Inc. Class A (a)	43,122	61,233
Green Brick Partners, Inc. (a)	9,502	543,894
Hamilton Beach Brands Holding Co. Class A	3,100	53,289
Helen of Troy Ltd. (a)	8,564	794,225
Hooker Furnishings Corp.	3,700	53,576
Hovnanian Enterprises, Inc. Class A (a)	1,700	241,264
Installed Building Products, Inc.	8,814	1,812,864
iRobot Corp. (a) (b)	9,543	86,937
KB Home	27,200	1,908,896
Landsea Homes Corp. (a)	7,500	68,925
La-Z-Boy, Inc.	15,933	593,982
Legacy Housing Corp. (a)	3,920	89,925

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Leggett & Platt, Inc.	48,000	$550,080
LGI Homes, Inc. (a)	7,525	673,412
Lifetime Brands, Inc.	4,600	39,514
Lovesac Co. (a) (b)	5,187	117,122
M/I Homes, Inc. (a)	9,691	1,183,659
Meritage Homes Corp.	13,467	2,179,634
Newell Brands, Inc. (b)	146,400	938,424
Purple Innovation, Inc. (a) (b)	18,696	19,444
SharkNinja, Inc.	24,700	1,856,205
Skyline Champion Corp. (a)	19,737	1,337,182
Sonos, Inc. (a)	44,630	658,739
Taylor Morrison Home Corp. (a)	38,958	2,159,831
Tempur Sealy International, Inc.	61,568	2,914,629
Toll Brothers, Inc.	38,384	4,421,069
TopBuild Corp. (a)	11,774	4,536,169
Traeger, Inc. (a) (b)	10,400	24,960
Tri Pointe Homes, Inc. (a)	40,283	1,500,542
United Homes Group, Inc. (a) (b)	2,100	11,949
Vizio Holding Corp. Class A (a)	27,300	294,840
Whirlpool Corp. (b)	19,800	2,023,560
Worthington Enterprises, Inc. (b)	11,172	528,771
		37,353,736
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a) (b)	4,200	161,700
Central Garden & Pet Co. Class A (a)	20,051	662,285
Energizer Holdings, Inc. (b)	26,858	793,385
Oil-Dri Corp. of America	1,800	115,362
Reynolds Consumer Products, Inc.	20,000	559,600
Spectrum Brands Holdings, Inc.	11,469	985,531
WD-40 Co. (b)	5,053	1,109,841
		4,387,704
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Altus Power, Inc. (a) (b)	24,500	96,040
Brookfield Renewable Corp. Class A (b)	50,779	1,441,108
Clearway Energy, Inc. Class A	13,226	299,701
Clearway Energy, Inc. Class C (b)	33,600	829,584
Montauk Renewables, Inc. (a)	22,100	125,970
Ormat Technologies, Inc.	20,092	1,440,597
Sunnova Energy International, Inc. (a) (b)	39,000	217,620
		4,450,620
INDUSTRIAL CONGLOMERATES — 0.0% (e)
Brookfield Business Corp. Class A	8,400	171,528
INDUSTRIAL REITs — 0.7%
Americold Realty Trust, Inc. REIT	107,466	2,744,682
EastGroup Properties, Inc. REIT	16,958	2,884,556
First Industrial Realty Trust, Inc. REIT	49,315	2,342,956
Security Description	Shares	Value
Industrial Logistics Properties Trust REIT	24,000	$88,320
Innovative Industrial Properties, Inc. REIT	10,433	1,139,492
LXP Industrial Trust REIT	107,800	983,136
Plymouth Industrial REIT, Inc.	25,900	553,742
Rexford Industrial Realty, Inc. REIT	78,543	3,502,232
STAG Industrial, Inc. REIT	67,450	2,432,247
Terreno Realty Corp. REIT	35,224	2,084,556
		18,755,919
INSURANCE — 2.9%
Ambac Financial Group, Inc. (a)	15,994	205,043
American Coastal Insurance Corp. Class C (a)	7,200	75,960
American Financial Group, Inc.	26,419	3,250,065
AMERISAFE, Inc.	8,434	370,168
Assured Guaranty Ltd.	20,619	1,590,756
Axis Capital Holdings Ltd.	29,299	2,069,974
Baldwin Insurance Group, Inc. (a) (b)	23,105	819,534
Brighthouse Financial, Inc. (a)	25,373	1,099,666
CNA Financial Corp. (b)	9,691	446,464
CNO Financial Group, Inc.	41,979	1,163,658
Crawford & Co. Class A	4,900	42,336
Donegal Group, Inc. Class A	6,639	85,510
Employers Holdings, Inc.	9,300	396,459
Enstar Group Ltd. (a)	4,365	1,334,381
F&G Annuities & Life, Inc. (b)	6,650	253,033
Fidelis Insurance Holdings Ltd.	22,200	362,082
Fidelity National Financial, Inc.	96,536	4,770,809
First American Financial Corp.	37,614	2,029,275
Genworth Financial, Inc. Class A (a)	164,382	992,867
GoHealth, Inc. Class A (a)	1,200	11,664
Goosehead Insurance, Inc. Class A (a) (b)	7,819	449,123
Greenlight Capital Re Ltd. Class A (a)	8,996	117,848
Hamilton Insurance Group Ltd. Class B (a)	5,800	96,570
Hanover Insurance Group, Inc.	13,335	1,672,742
HCI Group, Inc. (b)	2,673	246,371
Heritage Insurance Holdings, Inc. (a)	8,400	59,472
Hippo Holdings, Inc. (a) (b)	6,935	119,213
Horace Mann Educators Corp.	14,800	482,776
Investors Title Co.	443	79,798
James River Group Holdings Ltd.	13,600	105,128
Kemper Corp.	23,107	1,370,938
Kingsway Financial Services, Inc. (a) (b)	4,600	37,904
Kinsale Capital Group, Inc.	8,149	3,139,647
Lemonade, Inc. (a) (b)	18,100	298,650
Lincoln National Corp.	63,700	1,981,070
Maiden Holdings Ltd. (a)	31,900	65,714

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Markel Group, Inc. (a)	4,945	$7,791,639
MBIA, Inc. (a)	16,697	91,667
Mercury General Corp.	9,737	517,424
National Western Life Group, Inc. Class A	880	437,307
NI Holdings, Inc. (a)	3,500	53,550
Old Republic International Corp.	94,862	2,931,236
Oscar Health, Inc. Class A (a)	72,100	1,140,622
Palomar Holdings, Inc. (a)	9,510	771,737
Primerica, Inc.	13,064	3,090,681
ProAssurance Corp. (a)	18,605	227,353
Reinsurance Group of America, Inc.	24,746	5,079,612
RenaissanceRe Holdings Ltd.	19,375	4,330,506
RLI Corp.	15,078	2,121,324
Root, Inc. Class A (a)	3,200	165,152
Ryan Specialty Holdings, Inc. (b)	36,400	2,107,924
Safety Insurance Group, Inc.	5,368	402,761
Selective Insurance Group, Inc.	22,298	2,092,221
Selectquote, Inc. (a)	49,203	135,800
SiriusPoint Ltd. (a)	25,800	314,760
Skyward Specialty Insurance Group, Inc. (a)	10,700	387,126
Stewart Information Services Corp.	9,765	606,211
Tiptree, Inc.	8,600	141,814
Trupanion, Inc. (a) (b)	14,400	423,360
United Fire Group, Inc.	7,463	160,380
Universal Insurance Holdings, Inc.	8,817	165,407
Unum Group	71,100	3,633,921
White Mountains Insurance Group Ltd.	951	1,728,395
		72,742,558
INTERACTIVE MEDIA & SERVICES — 0.8%
Bumble, Inc. Class A (a)	36,000	378,360
Cargurus, Inc. (a)	36,900	966,780
Cars.com, Inc. (a)	26,600	524,020
EverQuote, Inc. Class A (a) (b)	9,035	188,470
fuboTV, Inc. (a) (b)	118,200	146,568
Getty Images Holdings, Inc. (a)	36,900	120,294
Grindr, Inc. (a)	14,400	176,256
IAC, Inc. (a) (b)	30,037	1,407,233
MediaAlpha, Inc. Class A (a)	8,203	108,034
Nextdoor Holdings, Inc. (a)	60,500	168,190
Outbrain, Inc. (a)	15,700	78,186
Pinterest, Inc. Class A (a)	220,709	9,726,646
QuinStreet, Inc. (a)	18,898	313,518
Shutterstock, Inc. (b)	8,750	338,625
System1, Inc. (a) (b)	11,200	17,024
TripAdvisor, Inc. (a)	41,900	746,239
TrueCar, Inc. (a)	32,166	100,680
Trump Media & Technology Group Corp. (a)	21,900	717,225
Vimeo, Inc. (a)	54,523	203,371
Yelp, Inc. (a)	24,091	890,162
Security Description	Shares	Value
Ziff Davis, Inc. (a)	17,606	$969,210
ZipRecruiter, Inc. Class A (a)	25,900	235,431
ZoomInfo Technologies, Inc. (a)	114,100	1,457,057
		19,977,579
IT SERVICES — 2.2%
Amdocs Ltd.	42,935	3,388,430
Applied Digital Corp. (a) (b)	39,200	233,240
Backblaze, Inc. Class A (a)	14,700	90,552
BigBear.ai Holdings, Inc. (a) (b)	53,700	81,087
BigCommerce Holdings, Inc. (a) (b)	26,700	215,202
Cloudflare, Inc. Class A (a)	112,595	9,326,244
Core Scientific, Inc. (a)	66,200	615,660
Couchbase, Inc. (a)	14,100	257,466
DigitalOcean Holdings, Inc. (a) (b)	22,800	792,300
DXC Technology Co. (a) (b)	73,400	1,401,206
Fastly, Inc. Class A (a) (b)	44,743	329,756
Globant SA (a)	15,594	2,779,786
Grid Dynamics Holdings, Inc. (a)	20,200	212,302
Hackett Group, Inc.	9,090	197,435
Information Services Group, Inc.	10,800	31,752
Kyndryl Holdings, Inc. (a)	85,000	2,236,350
MongoDB, Inc. (a)	25,578	6,393,477
Okta, Inc. (a)	57,675	5,398,957
Perficient, Inc. (a) (b)	12,549	938,540
Rackspace Technology, Inc. (a) (b)	34,500	102,810
Snowflake, Inc. Class A (a)	118,592	16,020,593
Squarespace, Inc. Class A (a) (b)	20,500	894,415
Thoughtworks Holding, Inc. (a) (b)	32,100	91,164
Tucows, Inc. Class A (a) (b)	3,376	65,224
Twilio, Inc. Class A (a)	63,924	3,631,523
Unisys Corp. (a)	28,500	117,705
		55,843,176
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Acushnet Holdings Corp. (b)	10,772	683,807
AMMO, Inc. (a) (b)	30,400	51,072
Brunswick Corp.	26,826	1,952,128
Clarus Corp. (b)	11,565	77,833
Escalade, Inc.	3,100	42,749
Funko, Inc. Class A (a) (b)	14,450	141,032
JAKKS Pacific, Inc. (a)	2,600	46,566
Johnson Outdoors, Inc. Class A (b)	1,780	62,264
Latham Group, Inc. (a)	13,300	40,299
Malibu Boats, Inc. Class A (a)	7,265	254,566
Marine Products Corp.	3,280	33,128
MasterCraft Boat Holdings, Inc. (a)	5,665	106,955
Mattel, Inc. (a)	130,039	2,114,434
Peloton Interactive, Inc. Class A (a) (b)	121,003	408,990
Polaris, Inc.	19,803	1,550,773

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Smith & Wesson Brands, Inc.	16,626	$238,417
Solo Brands, Inc. Class A (a) (b)	7,100	16,188
Sturm Ruger & Co., Inc. (b)	6,385	265,935
Topgolf Callaway Brands Corp. (a)	54,541	834,477
Vista Outdoor, Inc. (a)	20,821	783,911
YETI Holdings, Inc. (a)	32,634	1,244,987
		10,950,511
LIFE SCIENCES TOOLS & SERVICES — 1.2%
10X Genomics, Inc. Class A (a)	38,945	757,480
Adaptive Biotechnologies Corp. (a)	52,900	191,498
Akoya Biosciences, Inc. (a) (b)	16,700	39,078
Avantor, Inc. (a)	254,551	5,396,481
Azenta, Inc. (a)	20,341	1,070,343
BioLife Solutions, Inc. (a) (b)	12,620	270,447
Bruker Corp.	37,597	2,399,065
ChromaDex Corp. (a)	22,800	62,244
Codexis, Inc. (a)	32,121	99,575
CryoPort, Inc. (a) (b)	15,200	105,032
Cytek Biosciences, Inc. (a) (b)	42,100	234,918
Fortrea Holdings, Inc. (a) (b)	32,600	760,884
Harvard Bioscience, Inc. (a)	14,200	40,470
Illumina, Inc. (a)	59,900	6,252,362
Maravai LifeSciences Holdings, Inc. Class A (a)	40,100	287,116
MaxCyte, Inc. (a)	34,000	133,280
Medpace Holdings, Inc. (a)	9,501	3,912,987
Mesa Laboratories, Inc.	1,798	156,012
Nautilus Biotechnology, Inc. (a)	20,800	48,672
OmniAb, Inc. (a)	31,756	119,085
Pacific Biosciences of California, Inc. (a) (b)	109,021	149,359
Qiagen NV (a)	83,502	3,431,097
Quanterix Corp. (a)	13,000	171,730
Quantum-Si, Inc. (a) (b)	63,900	67,095
Repligen Corp. (a)	20,917	2,636,797
Sotera Health Co. (a) (b)	48,800	579,256
Standard BioTools, Inc. (a)	111,900	198,063
		29,570,426
MACHINERY — 3.2%
374Water, Inc. (a) (b)	19,900	23,880
3D Systems Corp. (a) (b)	45,465	139,578
AGCO Corp.	23,221	2,272,872
Alamo Group, Inc.	3,989	690,097
Albany International Corp. Class A	12,071	1,019,396
Allison Transmission Holdings, Inc.	33,259	2,524,358
Astec Industries, Inc.	8,306	246,356
Atmus Filtration Technologies, Inc. (a)	31,700	912,326
Barnes Group, Inc.	18,914	783,229
Blue Bird Corp. (a)	10,722	577,380
Chart Industries, Inc. (a) (b)	15,970	2,305,110
Security Description	Shares	Value
CNH Industrial NV	326,300	$3,305,419
Columbus McKinnon Corp.	10,248	353,966
Commercial Vehicle Group, Inc. (a)	12,200	59,780
Crane Co.	17,948	2,602,101
Donaldson Co., Inc.	45,286	3,240,666
Douglas Dynamics, Inc.	8,473	198,268
Eastern Co.	1,900	48,393
Energy Recovery, Inc. (a)	20,300	269,787
Enerpac Tool Group Corp.	20,891	797,618
Enpro, Inc.	7,645	1,112,883
Esab Corp.	21,075	1,990,112
ESCO Technologies, Inc.	9,928	1,042,837
Federal Signal Corp.	23,800	1,991,346
Flowserve Corp.	48,300	2,323,230
Franklin Electric Co., Inc.	17,215	1,658,149
Gates Industrial Corp. PLC (a)	69,600	1,100,376
Gencor Industries, Inc. (a)	4,200	81,228
Gorman-Rupp Co.	9,600	352,416
Graco, Inc.	62,382	4,945,645
Graham Corp. (a)	3,800	107,008
Greenbrier Cos., Inc.	10,894	539,798
Helios Technologies, Inc.	12,048	575,292
Hillenbrand, Inc. (b)	25,468	1,019,229
Hillman Solutions Corp. (a)	73,100	646,935
Hyliion Holdings Corp. (a) (b)	51,000	82,620
Hyster-Yale, Inc.	4,089	285,126
ITT, Inc.	30,588	3,951,358
John Bean Technologies Corp. (b)	12,176	1,156,355
Kadant, Inc.	4,290	1,260,316
Kennametal, Inc. (b)	34,217	805,468
L B Foster Co. Class A (a)	3,300	71,016
Lincoln Electric Holdings, Inc.	20,705	3,905,791
Lindsay Corp.	3,975	488,448
Luxfer Holdings PLC	9,931	115,100
Manitowoc Co., Inc. (a)	12,075	139,225
Mayville Engineering Co., Inc. (a)	3,500	58,310
Middleby Corp. (a) (b)	19,927	2,443,249
Miller Industries, Inc.	3,965	218,154
Mueller Industries, Inc. (b)	41,668	2,372,576
Mueller Water Products, Inc. Class A	56,322	1,009,290
NN, Inc. (a)	16,900	50,700
Omega Flex, Inc. (b)	1,351	69,279
Oshkosh Corp.	24,142	2,612,164
Park-Ohio Holdings Corp.	3,000	77,670
Proto Labs, Inc. (a)	9,285	286,814
RBC Bearings, Inc. (a) (b)	10,622	2,865,603
REV Group, Inc.	11,400	283,746
Shyft Group, Inc.	12,429	147,408
SPX Technologies, Inc. (a)	16,489	2,343,746
Standex International Corp.	4,319	696,007
Taylor Devices, Inc. (a)	900	40,482
Tennant Co.	6,724	661,911
Terex Corp.	24,792	1,359,593

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Timken Co. (b)	23,658	$1,895,716
Titan International, Inc. (a) (b)	19,100	141,531
Toro Co.	38,874	3,635,108
Trinity Industries, Inc.	30,769	920,608
Twin Disc, Inc.	4,100	48,298
Wabash National Corp.	16,287	355,708
Watts Water Technologies, Inc. Class A	10,122	1,856,071
		80,567,629
MARINE — 0.2%
Costamare, Inc.	16,800	276,024
Genco Shipping & Trading Ltd. (b)	15,200	323,912
Golden Ocean Group Ltd.	44,500	614,100
Himalaya Shipping Ltd. (a)	11,700	107,172
Kirby Corp. (a)	21,964	2,629,750
Matson, Inc.	12,982	1,700,252
Pangaea Logistics Solutions Ltd.	12,500	97,875
Safe Bulkers, Inc.	24,860	144,685
		5,893,770
MEDIA — 1.3%
Advantage Solutions, Inc. (a)	31,300	100,786
AMC Networks, Inc. Class A (a)	11,220	108,385
Boston Omaha Corp. Class A (a)	8,565	115,285
Cable One, Inc. (b)	2,092	740,568
Cardlytics, Inc. (a)	14,565	119,579
Clear Channel Outdoor Holdings, Inc. (a) (b)	129,700	182,877
EchoStar Corp. Class A (a) (b)	44,363	790,105
Emerald Holding, Inc. (a) (b)	4,800	27,312
Entravision Communications Corp. Class A	19,800	40,194
EW Scripps Co. Class A (a)	19,840	62,298
Gambling.com Group Ltd. (a)	5,000	41,100
Gannett Co., Inc. (a)	52,914	243,934
Gray Television, Inc. (b)	31,677	164,720
Ibotta, Inc. Class A (a)	2,800	210,448
iHeartMedia, Inc. Class A (a)	34,000	37,060
Innovid Corp. (a)	10,000	18,500
Integral Ad Science Holding Corp. (a)	25,000	243,000
John Wiley & Sons, Inc. Class A	14,040	571,428
Liberty Broadband Corp. Class A (a) (b)	5,364	292,874
Liberty Broadband Corp. Class C (a)	41,232	2,260,338
Liberty Media Corp.-Liberty SiriusXM Class A (a)	27,704	613,644
Liberty Media Corp.-Liberty SiriusXM Class C (a)	58,043	1,286,233
Magnite, Inc. (a)	48,927	650,240
National CineMedia, Inc. (a)	26,100	114,579
New York Times Co. Class A	60,002	3,072,702
Nexstar Media Group, Inc.	12,098	2,008,389
PubMatic, Inc. Class A (a)	15,100	306,681
Scholastic Corp.	9,329	330,900
Security Description	Shares	Value
Sinclair, Inc. (b)	12,162	$162,119
Sirius XM Holdings, Inc. (b)	237,038	670,817
Stagwell, Inc. (a) (b)	30,300	206,646
TechTarget, Inc. (a)	9,600	299,232
TEGNA, Inc. (b)	71,483	996,473
Thryv Holdings, Inc. (a)	11,800	210,276
Townsquare Media, Inc. Class A	3,600	39,456
Trade Desk, Inc. Class A (a)	166,276	16,240,177
WideOpenWest, Inc. (a) (b)	17,336	93,788
		33,673,143
METALS & MINING — 1.6%
Alcoa Corp.	67,005	2,665,459
Alpha Metallurgical Resources, Inc. (b)	4,400	1,234,332
Arch Resources, Inc.	6,794	1,034,251
ATI, Inc. (a) (b)	47,337	2,624,837
Caledonia Mining Corp. PLC	6,100	59,292
Carpenter Technology Corp.	18,255	2,000,383
Century Aluminum Co. (a) (b)	18,600	311,550
Cleveland-Cliffs, Inc. (a)	186,102	2,864,110
Coeur Mining, Inc. (a)	139,142	781,978
Commercial Metals Co.	43,347	2,383,651
Compass Minerals International, Inc. (b)	12,514	129,270
Constellium SE (a)	48,700	917,995
Contango ORE, Inc. (a) (b)	2,600	46,982
Critical Metals Corp. (a)	2,700	30,429
Dakota Gold Corp. (a)	23,800	60,690
Ferroglobe PLC (a) (d)	2,200	—
Haynes International, Inc.	4,700	275,890
Hecla Mining Co. (b)	231,916	1,124,793
i-80 Gold Corp. (a) (b)	66,100	71,388
Ivanhoe Electric, Inc. (a) (b)	26,100	244,818
Kaiser Aluminum Corp.	6,233	547,881
Lifezone Holdings Ltd. (a)	13,400	102,912
Materion Corp.	7,855	849,361
Metallus, Inc. (a)	15,214	308,388
Metals Acquisition Ltd. Class A (a)	20,000	273,800
MP Materials Corp. (a) (b)	37,800	481,194
Novagold Resources, Inc. (a) (b)	90,500	313,130
Olympic Steel, Inc.	3,600	161,388
Perpetua Resources Corp. (a) (b)	14,000	72,800
Piedmont Lithium, Inc. (a) (b)	6,000	59,880
Radius Recycling, Inc.	9,272	141,583
Ramaco Resources, Inc. Class A	8,300	103,335
Ramaco Resources, Inc. Class B	1,400	15,204
Reliance, Inc.	21,366	6,102,129
Royal Gold, Inc.	24,355	3,048,272
Ryerson Holding Corp.	10,100	196,950
Southern Copper Corp. (b)	32,288	3,478,709
SSR Mining, Inc. (b)	77,600	349,976
SunCoke Energy, Inc.	29,800	292,040
Tredegar Corp. (a)	11,107	53,202
U.S. Steel Corp.	82,276	3,110,033

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Universal Stainless & Alloy Products, Inc. (a)	3,200	$87,616
Warrior Met Coal, Inc.	19,438	1,220,123
Worthington Steel, Inc.	11,172	372,698
		40,604,702
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.8%
AFC Gamma, Inc. REIT (b)	6,300	76,860
AG Mortgage Investment Trust, Inc. REIT	10,600	70,384
AGNC Investment Corp. REIT (b)	252,979	2,413,420
Angel Oak Mortgage REIT, Inc.	4,080	53,448
Annaly Capital Management, Inc. REIT	185,625	3,538,012
Apollo Commercial Real Estate Finance, Inc. REIT	57,849	566,342
Arbor Realty Trust, Inc. REIT (b)	69,300	994,455
ARES Commercial Real Estate Corp. REIT (b)	19,800	131,670
ARMOUR Residential REIT, Inc.	19,559	379,053
Blackstone Mortgage Trust, Inc. Class A REIT	64,766	1,128,224
BrightSpire Capital, Inc. REIT (b)	57,300	326,610
Chicago Atlantic Real Estate Finance, Inc. REIT (b)	5,900	90,624
Chimera Investment Corp. REIT	30,415	389,312
Claros Mortgage Trust, Inc. REIT (b)	32,500	260,650
Dynex Capital, Inc. REIT	22,200	265,068
Ellington Financial, Inc. REIT (b)	26,105	315,348
Franklin BSP Realty Trust, Inc. REIT	29,734	374,648
Granite Point Mortgage Trust, Inc. REIT	15,234	45,245
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	41,345	1,223,812
Invesco Mortgage Capital, Inc. REIT (b)	17,501	163,984
KKR Real Estate Finance Trust, Inc. REIT (b)	22,600	204,530
Ladder Capital Corp. REIT	42,539	480,265
MFA Financial, Inc. REIT	35,734	380,210
New York Mortgage Trust, Inc. REIT	33,871	197,807
Nexpoint Real Estate Finance, Inc. REIT (b)	3,600	49,392
Orchid Island Capital, Inc. REIT	19,820	165,299
PennyMac Mortgage Investment Trust REIT	33,524	460,955
Ready Capital Corp. REIT (b)	56,975	466,056
Redwood Trust, Inc. REIT (b)	49,600	321,904
Rithm Capital Corp. REIT	175,111	1,910,461
TPG RE Finance Trust, Inc. REIT	24,252	209,537
Security Description	Shares	Value
Two Harbors Investment Corp. REIT	37,089	$489,946
Starwood Property Trust, Inc. REIT (b)	108,604	2,056,960
		20,200,491
MULTI-UTILITIES — 0.2%
Avista Corp.	32,100	1,110,981
Black Hills Corp.	25,205	1,370,648
Northwestern Energy Group, Inc.	21,655	1,084,482
Unitil Corp.	5,638	291,992
		3,858,103
OFFICE REITs — 0.5%
Brandywine Realty Trust REIT	70,900	317,632
City Office REIT, Inc.	16,000	79,680
COPT Defense Properties REIT	42,000	1,051,260
Cousins Properties, Inc. REIT	62,229	1,440,601
Douglas Emmett, Inc. REIT (b)	59,637	793,769
Easterly Government Properties, Inc. REIT	33,200	410,684
Equity Commonwealth REIT (a)	37,581	729,072
Franklin Street Properties Corp. REIT	35,900	54,927
Highwoods Properties, Inc. REIT	44,270	1,162,973
Hudson Pacific Properties, Inc. REIT	48,237	232,020
JBG SMITH Properties REIT	34,022	518,155
Kilroy Realty Corp. REIT	44,363	1,382,795
NET Lease Office Properties REIT	4,999	123,075
Orion Office REIT, Inc.	18,600	66,774
Paramount Group, Inc. REIT	64,553	298,880
Peakstone Realty Trust REIT (b)	12,700	134,620
Piedmont Office Realty Trust, Inc. Class A REIT	50,005	362,536
Postal Realty Trust, Inc. Class A REIT (b)	8,100	107,973
SL Green Realty Corp. REIT (b)	24,633	1,395,213
Vornado Realty Trust REIT (b)	67,000	1,761,430
		12,424,069
OIL, GAS & CONSUMABLE FUELS — 3.8%
Aemetis, Inc. (a)	19,600	58,996
Amplify Energy Corp. (a) (b)	13,400	90,852
Antero Midstream Corp.	126,100	1,858,714
Antero Resources Corp. (a)	106,074	3,461,195
Ardmore Shipping Corp.	15,000	337,950
Berry Corp.	26,700	172,482
California Resources Corp.	26,200	1,394,364
Centrus Energy Corp. Class A (a)	4,200	179,550
Cheniere Energy, Inc.	85,859	15,010,729
Chesapeake Energy Corp. (b)	49,043	4,030,844
Chord Energy Corp.	23,344	3,914,322
Civitas Resources, Inc.	37,346	2,576,874
Clean Energy Fuels Corp. (a) (b)	59,500	158,865
CNX Resources Corp. (a)	58,081	1,411,368

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Comstock Resources, Inc. (b)	32,600	$338,388
CONSOL Energy, Inc. (a) (b)	11,525	1,175,896
Crescent Energy Co. Class A	27,879	330,366
CVR Energy, Inc. (b)	10,800	289,116
Delek U.S. Holdings, Inc.	22,904	567,103
DHT Holdings, Inc.	48,971	566,595
Diversified Energy Co. PLC	17,400	234,726
Dorian LPG Ltd.	12,558	526,934
DT Midstream, Inc.	36,000	2,557,080
Empire Petroleum Corp. (a) (b)	9,900	51,084
Encore Energy Corp. (a)	61,900	243,886
Energy Fuels, Inc. (a) (b)	61,101	370,272
Equitrans Midstream Corp.	161,140	2,091,597
Evolution Petroleum Corp. (b)	12,300	64,821
Excelerate Energy, Inc. Class A	6,200	114,328
FLEX LNG Ltd.	11,400	308,256
FutureFuel Corp.	8,500	43,605
Golar LNG Ltd. (b)	37,555	1,177,349
Granite Ridge Resources, Inc. (b)	12,500	79,125
Green Plains, Inc. (a)	21,538	341,593
Gulfport Energy Corp. (a)	4,000	604,000
Hallador Energy Co. (a) (b)	7,800	60,606
HF Sinclair Corp.	59,300	3,163,062
HighPeak Energy, Inc. (b)	4,600	64,676
International Seaways, Inc.	15,518	917,579
Kinetik Holdings, Inc.	14,000	580,160
Kosmos Energy Ltd. (a)	175,600	972,824
Magnolia Oil & Gas Corp. Class A (b)	65,900	1,669,906
Matador Resources Co.	41,602	2,479,479
Murphy Oil Corp.	53,600	2,210,464
NACCO Industries, Inc. Class A	1,500	41,505
New Fortress Energy, Inc. (b)	23,500	516,530
NextDecade Corp. (a)	34,700	275,518
Nordic American Tankers Ltd. (b)	73,440	292,291
Northern Oil & Gas, Inc.	33,100	1,230,327
Overseas Shipholding Group, Inc. Class A	22,800	193,344
Ovintiv, Inc.	100,267	4,699,514
Par Pacific Holdings, Inc. (a)	19,989	504,722
PBF Energy, Inc. Class A	40,952	1,884,611
Peabody Energy Corp.	43,003	951,226
Permian Resources Corp. (b)	234,796	3,791,955
PrimeEnergy Resources Corp. (a)	312	33,181
Range Resources Corp.	87,672	2,939,642
REX American Resources Corp. (a)	5,605	255,532
Riley Exploration Permian, Inc.	3,250	92,008
Ring Energy, Inc. (a) (b)	42,500	71,825
Sable Offshore Corp. (a)	18,700	281,809
SandRidge Energy, Inc.	12,000	155,160
Scorpio Tankers, Inc.	17,999	1,463,139
SFL Corp. Ltd.	41,900	581,572
SilverBow Resources, Inc. (a)	8,400	317,772
Security Description	Shares	Value
Sitio Royalties Corp. Class A	29,708	$701,406
SM Energy Co. (b)	42,956	1,856,988
Southwestern Energy Co. (a)	414,449	2,789,242
Talos Energy, Inc. (a) (b)	55,400	673,110
Teekay Corp. (a)	22,800	204,516
Teekay Tankers Ltd. Class A	8,700	598,647
Texas Pacific Land Corp. (b)	6,943	5,098,037
Uranium Energy Corp. (a)	146,400	879,864
Ur-Energy, Inc. (a)	101,200	141,680
VAALCO Energy, Inc. (b)	38,200	239,514
Verde Clean Fuels, Inc. (a)	300	1,242
Viper Energy, Inc.	34,100	1,279,773
Vital Energy, Inc. (a)	8,300	372,006
Vitesse Energy, Inc. (b)	9,451	223,989
W&T Offshore, Inc. (b)	35,000	74,900
World Kinect Corp.	21,635	558,183
		95,118,261
PERSONAL CARE PRODUCTS — 0.4%
Beauty Health Co. (a) (b)	28,900	55,488
BellRing Brands, Inc. (a)	48,722	2,783,975
Coty, Inc. Class A (a)	140,600	1,408,812
Edgewell Personal Care Co.	17,979	722,576
elf Beauty, Inc. (a)	19,800	4,172,256
Herbalife Ltd. (a)	35,876	372,752
Honest Co., Inc. (a)	29,500	86,140
Inter Parfums, Inc.	6,970	808,729
Medifast, Inc.	3,726	81,301
Nature's Sunshine Products, Inc. (a)	4,800	72,336
Nu Skin Enterprises, Inc. Class A	18,058	190,332
Olaplex Holdings, Inc. (a) (b)	44,700	68,838
USANA Health Sciences, Inc. (a)	4,004	181,141
Veru, Inc. (a)	48,600	40,887
Waldencast PLC Class A (a)	12,700	45,593
		11,091,156
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	6,007	291,159
Louisiana-Pacific Corp.	24,118	1,985,635
Sylvamo Corp.	13,000	891,800
		3,168,594
PHARMACEUTICALS — 1.2%
Alimera Sciences, Inc. (a)	7,900	43,924
Alto Neuroscience, Inc. (a)	3,300	35,277
Amneal Pharmaceuticals, Inc. (a) (b)	46,890	297,752
Amphastar Pharmaceuticals, Inc. (a)	13,527	541,080
ANI Pharmaceuticals, Inc. (a)	5,133	326,870
Aquestive Therapeutics, Inc. (a)	27,300	70,980
Arvinas, Inc. (a)	23,296	620,140
Atea Pharmaceuticals, Inc. (a)	27,000	89,370
Avadel Pharmaceuticals PLC (a)	34,300	482,258
Axsome Therapeutics, Inc. (a) (b)	13,800	1,110,900

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Biote Corp. Class A (a)	4,300	$32,121
Cassava Sciences, Inc. (a) (b)	14,400	177,840
Collegium Pharmaceutical, Inc. (a)	12,067	388,557
Contineum Therapeutics, Inc. Class A (a)	2,600	45,786
Corcept Therapeutics, Inc. (a)	30,984	1,006,670
CorMedix, Inc. (a) (b)	24,100	104,353
Edgewise Therapeutics, Inc. (a)	26,141	470,799
Elanco Animal Health, Inc. (a)	185,756	2,680,459
Enliven Therapeutics, Inc. (a)	13,100	306,147
Esperion Therapeutics, Inc. (a)	74,100	164,502
Evolus, Inc. (a)	14,900	161,665
EyePoint Pharmaceuticals, Inc. (a) (b)	17,000	147,900
Fulcrum Therapeutics, Inc. (a)	22,800	141,360
Harmony Biosciences Holdings, Inc. (a)	11,400	343,938
Harrow, Inc. (a) (b)	11,000	229,790
Innoviva, Inc. (a)	21,553	353,469
Intra-Cellular Therapies, Inc. (a)	37,625	2,576,936
Jazz Pharmaceuticals PLC (a)	22,806	2,434,084
Jounce Therapeutics, Inc. (a) (b)	20,900	627
Ligand Pharmaceuticals, Inc. (a)	6,036	508,593
Liquidia Corp. (a) (b)	19,300	231,600
Longboard Pharmaceuticals, Inc. (a)	11,800	318,954
MediWound Ltd. (a)	2,900	45,008
Mind Medicine MindMed, Inc. (a)	28,100	202,601
Nektar Therapeutics (a)	77,200	95,728
Neumora Therapeutics, Inc. (a) (b)	31,200	306,696
Nuvation Bio, Inc. (a)	66,200	193,304
Ocular Therapeutix, Inc. (a) (b)	58,000	396,720
Omeros Corp. (a) (b)	23,000	93,380
Organon & Co.	96,800	2,003,760
Pacira BioSciences, Inc. (a)	16,137	461,680
Perrigo Co. PLC	51,100	1,312,248
Phathom Pharmaceuticals, Inc. (a) (b)	11,800	121,540
Phibro Animal Health Corp. Class A	8,300	139,191
Pliant Therapeutics, Inc. (a) (b)	21,100	226,825
Prestige Consumer Healthcare, Inc. (a)	18,016	1,240,402
Revance Therapeutics, Inc. (a) (b)	44,574	114,555
Royalty Pharma PLC Class A	139,542	3,679,723
Scilex Holding Co. (a)	19,080	36,824
scPharmaceuticals, Inc. (a) (b)	15,400	66,990
SIGA Technologies, Inc.	16,400	124,476
Supernus Pharmaceuticals, Inc. (a)	17,800	476,150
Tarsus Pharmaceuticals, Inc. (a)	13,200	358,776
Telomir Pharmaceuticals, Inc. (a)	3,300	15,873
Terns Pharmaceuticals, Inc. (a) (b)	21,000	143,010
Security Description	Shares	Value
Theravance Biopharma, Inc. (a)	18,004	$152,674
Third Harmonic Bio, Inc. (a)	6,700	87,100
Trevi Therapeutics, Inc. (a)	24,000	71,520
Ventyx Biosciences, Inc. (a)	21,300	49,203
Verrica Pharmaceuticals, Inc. (a)	9,200	67,068
WaVe Life Sciences Ltd. (a)	30,500	152,195
Xeris Biopharma Holdings, Inc. (a) (b)	49,200	110,700
Zevra Therapeutics, Inc. (a) (b)	12,200	59,780
		29,050,401
PROFESSIONAL SERVICES — 2.6%
Alight, Inc. Class A (a)	156,400	1,154,232
ASGN, Inc. (a)	16,935	1,493,159
Barrett Business Services, Inc.	10,556	345,920
Blacksky Technology, Inc. (a) (b)	36,400	38,948
Booz Allen Hamilton Holding Corp.	48,352	7,441,373
CACI International, Inc. Class A (a)	8,471	3,643,631
CBIZ, Inc. (a)	17,900	1,326,390
Clarivate PLC (a) (b)	179,500	1,021,355
Concentrix Corp. (b)	16,074	1,017,163
Conduent, Inc. (a)	60,900	198,534
CRA International, Inc.	2,445	421,078
CSG Systems International, Inc.	10,892	448,424
DLH Holdings Corp. (a)	3,100	32,736
Dun & Bradstreet Holdings, Inc.	114,662	1,061,770
ExlService Holdings, Inc. (a)	59,985	1,881,130
Exponent, Inc.	18,909	1,798,624
First Advantage Corp.	19,700	316,579
FiscalNote Holdings, Inc. (a) (b)	19,200	28,032
Forrester Research, Inc. (a)	4,200	71,736
Franklin Covey Co. (a)	4,383	166,554
FTI Consulting, Inc. (a)	12,408	2,674,296
Genpact Ltd.	65,753	2,116,589
Heidrick & Struggles International, Inc.	7,000	221,060
HireQuest, Inc.	1,600	19,760
Huron Consulting Group, Inc. (a)	6,731	663,004
IBEX Holdings Ltd. (a)	3,900	63,102
ICF International, Inc.	6,812	1,011,310
Innodata, Inc. (a) (b)	9,900	146,817
Insperity, Inc.	12,910	1,177,521
KBR, Inc.	49,626	3,183,012
Kelly Services, Inc. Class A	10,895	233,262
Kforce, Inc.	6,854	425,839
Korn Ferry	19,557	1,313,057
Legalzoom.com, Inc. (a)	48,700	408,593
ManpowerGroup, Inc.	18,135	1,265,823
Maximus, Inc.	22,407	1,920,280
Mistras Group, Inc. (a)	7,700	63,833
NV5 Global, Inc. (a)	4,944	459,644
Parsons Corp. (a)	14,951	1,223,141
Paycor HCM, Inc. (a)	23,300	295,910
Paylocity Holding Corp. (a)	15,797	2,082,834
Planet Labs PBC (a) (b)	60,300	112,158

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Resources Connection, Inc.	11,300	$124,752
Robert Half, Inc.	38,300	2,450,434
Science Applications International Corp.	19,182	2,254,844
Spire Global, Inc. (a)	9,200	99,728
SS&C Technologies Holdings, Inc.	82,981	5,200,419
Sterling Check Corp. (a)	11,300	167,240
TransUnion	72,862	5,403,446
TriNet Group, Inc.	12,104	1,210,400
TrueBlue, Inc. (a)	10,107	104,102
TTEC Holdings, Inc.	7,007	41,201
Upwork, Inc. (a)	44,924	482,933
Verra Mobility Corp. (a)	61,781	1,680,443
Willdan Group, Inc. (a)	4,471	128,988
WNS Holdings Ltd. (a)	17,200	903,000
		65,240,143
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
American Realty Investors, Inc. (a) (b)	300	4,260
Anywhere Real Estate, Inc. (a)	37,395	123,777
Compass, Inc. Class A (a)	122,000	439,200
Cushman & Wakefield PLC (a)	72,106	749,902
DigitalBridge Group, Inc.	58,529	801,847
eXp World Holdings, Inc. (b)	26,300	296,796
Forestar Group, Inc. (a)	6,506	208,127
FRP Holdings, Inc. (a)	4,778	136,269
Howard Hughes Holdings, Inc. (a)	13,338	864,569
Jones Lang LaSalle, Inc. (a)	17,607	3,614,365
Kennedy-Wilson Holdings, Inc. (b)	44,757	435,038
Marcus & Millichap, Inc. (b)	10,946	345,018
Maui Land & Pineapple Co., Inc. (a)	3,031	66,834
Newmark Group, Inc. Class A	48,912	500,370
Offerpad Solutions, Inc. (a)	3,800	16,796
Opendoor Technologies, Inc. (a) (b)	199,800	367,632
RE/MAX Holdings, Inc. Class A	6,500	52,650
Real Brokerage, Inc. (a)	35,000	142,100
Redfin Corp. (a) (b)	38,200	229,582
RMR Group, Inc. Class A	5,607	126,718
St. Joe Co.	12,600	689,220
Star Holdings (a)	5,029	60,650
Stratus Properties, Inc. (a) (b)	1,800	45,396
Tejon Ranch Co. (a) (b)	7,400	126,244
Transcontinental Realty Investors, Inc. REIT (a) (b)	700	19,411
Zillow Group, Inc. Class A (a)	16,212	730,188
Zillow Group, Inc. Class C (a)	62,614	2,904,663
		14,097,622
RESIDENTIAL REITs — 0.7%
American Homes 4 Rent Class A REIT	122,416	4,548,979
Security Description	Shares	Value
Apartment Investment & Management Co. Class A REIT (a)	52,800	$437,712
BRT Apartments Corp. REIT	4,900	85,603
Centerspace REIT	6,165	416,939
Clipper Realty, Inc. REIT (b)	2,693	9,722
Elme Communities REIT	32,802	522,536
Equity LifeStyle Properties, Inc. REIT	68,872	4,485,633
Independence Realty Trust, Inc. REIT	88,573	1,659,858
NexPoint Residential Trust, Inc. REIT	9,648	381,192
Sun Communities, Inc. REIT	46,121	5,550,201
UMH Properties, Inc. REIT	22,300	356,577
Veris Residential, Inc. REIT	28,647	429,705
		18,884,657
RETAIL REITs — 0.7%
Acadia Realty Trust REIT	35,847	642,378
Agree Realty Corp. REIT	36,656	2,270,473
Alexander's, Inc. REIT	802	180,338
Brixmor Property Group, Inc. REIT	110,048	2,541,008
CBL & Associates Properties, Inc. REIT	9,300	217,434
Getty Realty Corp. REIT	17,174	457,859
InvenTrust Properties Corp. REIT	24,300	601,668
Kite Realty Group Trust REIT	80,252	1,796,040
Macerich Co. REIT	78,558	1,212,935
NETSTREIT Corp. (b)	24,800	399,280
NNN REIT, Inc.	66,963	2,852,624
Phillips Edison & Co., Inc. REIT	44,900	1,468,679
Retail Opportunity Investments Corp. REIT	44,100	548,163
Saul Centers, Inc. REIT	3,900	143,403
SITE Centers Corp. REIT	70,601	1,023,714
Tanger, Inc. REIT	39,387	1,067,782
Urban Edge Properties REIT	41,700	770,199
Whitestone REIT	18,600	247,566
		18,441,543
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
ACM Research, Inc. Class A (a)	18,900	435,834
Aehr Test Systems (a) (b)	10,000	111,700
Allegro MicroSystems, Inc. (a) (b)	28,700	810,488
Alpha & Omega Semiconductor Ltd. (a) (b)	8,187	305,948
Ambarella, Inc. (a)	14,129	762,260
Amkor Technology, Inc.	41,335	1,654,227
Astera Labs, Inc. (a)	8,200	496,182
Axcelis Technologies, Inc. (a)	12,185	1,732,585
CEVA, Inc. (a) (b)	8,371	161,477
Cirrus Logic, Inc. (a)	20,040	2,558,306
Cohu, Inc. (a)	19,091	631,912

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Credo Technology Group Holding Ltd. (a)	47,200	$1,507,568
Diodes, Inc. (a)	16,392	1,179,077
Entegris, Inc. (b)	57,515	7,787,531
Everspin Technologies, Inc. (a)	7,200	43,128
FormFactor, Inc. (a)	28,146	1,703,677
GCT Semiconductor Holding, Inc. (a)	2,800	14,588
GLOBALFOUNDRIES, Inc. (a) (b)	35,100	1,774,656
Ichor Holdings Ltd. (a)	10,499	404,736
Impinj, Inc. (a) (b)	8,552	1,340,697
indie Semiconductor, Inc. Class A (a) (b)	62,300	384,391
Kulicke & Soffa Industries, Inc.	20,300	998,557
Lattice Semiconductor Corp. (a) (b)	51,025	2,958,940
MACOM Technology Solutions Holdings, Inc. (a)	20,452	2,279,784
Marvell Technology, Inc.	322,391	22,535,131
MaxLinear, Inc. (a)	28,196	567,867
MKS Instruments, Inc.	25,075	3,274,294
Navitas Semiconductor Corp. (a) (b)	48,200	189,426
NVE Corp.	1,700	126,973
Onto Innovation, Inc. (a)	17,957	3,942,639
PDF Solutions, Inc. (a)	11,829	430,339
Photronics, Inc. (a)	22,493	554,902
Power Integrations, Inc.	22,322	1,566,781
QuickLogic Corp. (a)	5,100	52,989
Rambus, Inc. (a)	39,801	2,338,707
Rigetti Computing, Inc. (a)	69,800	74,686
Semtech Corp. (a) (b)	23,300	696,204
Silicon Laboratories, Inc. (a) (b)	11,967	1,323,909
SiTime Corp. (a) (b)	6,435	800,385
SkyWater Technology, Inc. (a)	11,100	84,915
SMART Global Holdings, Inc. (a) (b)	18,780	429,499
Synaptics, Inc. (a)	14,190	1,251,558
Ultra Clean Holdings, Inc. (a)	16,098	788,802
Universal Display Corp.	17,386	3,655,406
Veeco Instruments, Inc. (a) (b)	18,308	855,167
Wolfspeed, Inc. (a) (b)	45,301	1,031,051
		78,609,879
SOFTWARE — 8.8%
8x8, Inc. (a) (b)	41,700	92,574
A10 Networks, Inc.	25,600	354,560
ACI Worldwide, Inc. (a)	40,386	1,598,882
Adeia, Inc.	42,036	470,173
Agilysys, Inc. (a)	7,757	807,814
Alarm.com Holdings, Inc. (a)	18,000	1,143,720
Alkami Technology, Inc. (a)	14,900	424,352
Altair Engineering, Inc. Class A (a)	20,853	2,045,262
American Software, Inc. Class A	11,700	106,821
Amplitude, Inc. Class A (a)	24,400	217,160
Security Description	Shares	Value
Appfolio, Inc. Class A (a)	8,264	$2,021,126
Appian Corp. Class A (a) (b)	14,682	453,086
AppLovin Corp. Class A (a)	98,600	8,205,492
Arteris, Inc. (a)	12,200	91,622
Asana, Inc. Class A (a) (b)	30,100	421,099
Aspen Technology, Inc. (a) (b)	10,262	2,038,341
Asure Software, Inc. (a) (b)	8,300	69,720
Atlassian Corp. Class A (a)	58,712	10,384,979
AudioEye, Inc. (a)	3,600	63,396
Aurora Innovation, Inc. (a) (b)	315,800	874,766
AvePoint, Inc. (a)	57,700	601,234
Bentley Systems, Inc. Class B (b)	52,400	2,586,464
Bill Holdings, Inc. (a)	39,008	2,052,601
Bit Digital, Inc. (a)	45,400	144,372
Blackbaud, Inc. (a)	16,233	1,236,468
BlackLine, Inc. (a)	21,562	1,044,679
Blend Labs, Inc. Class A (a)	97,400	229,864
Box, Inc. Class A (a)	52,427	1,386,170
Braze, Inc. Class A (a)	19,300	749,612
C3.ai, Inc. Class A (a) (b)	29,700	860,112
CCC Intelligent Solutions Holdings, Inc. (a)	154,800	1,719,828
Cerence, Inc. (a)	14,579	41,259
Cipher Mining, Inc. (a) (b)	70,700	293,405
Cleanspark, Inc. (a) (b)	83,400	1,330,230
Clear Secure, Inc. Class A	30,000	561,300
Clearwater Analytics Holdings, Inc. Class A (a)	51,900	961,188
CommVault Systems, Inc. (a)	16,120	1,959,708
Confluent, Inc. Class A (a) (b)	90,400	2,669,512
Consensus Cloud Solutions, Inc. (a)	6,668	114,556
CS Disco, Inc. (a) (b)	7,700	45,892
Daily Journal Corp. (a) (b)	527	207,891
Datadog, Inc. Class A (a)	111,762	14,494,414
Dave, Inc. (a)	3,400	103,020
Digimarc Corp. (a) (b)	5,467	169,532
Digital Turbine, Inc. (a)	33,386	55,421
DocuSign, Inc. (a)	76,349	4,084,671
Dolby Laboratories, Inc. Class A	22,424	1,776,653
Domo, Inc. Class B (a) (b)	11,144	86,032
DoubleVerify Holdings, Inc. (a)	54,300	1,057,221
Dropbox, Inc. Class A (a)	95,042	2,135,594
D-Wave Quantum, Inc. (a)	47,600	54,264
Dynatrace, Inc. (a)	96,400	4,312,936
E2open Parent Holdings, Inc. (a) (b)	63,800	286,462
eGain Corp. (a)	6,594	41,608
Elastic NV (a)	30,320	3,453,751
Enfusion, Inc. Class A (a) (b)	13,500	115,020
Envestnet, Inc. (a) (b)	18,199	1,139,075
Everbridge, Inc. (a)	14,914	521,841
EverCommerce, Inc. (a)	9,400	103,212
Five9, Inc. (a)	27,796	1,225,804
Freshworks, Inc. Class A (a)	75,600	959,364

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Gitlab, Inc. Class A (a)	44,300	$2,202,596
Guidewire Software, Inc. (a)	30,774	4,243,427
HashiCorp, Inc. Class A (a)	37,000	1,246,530
HubSpot, Inc. (a)	18,304	10,795,516
Hut 8 Corp. (a)	30,500	457,195
iLearningEngines Holdings, Inc. (a)	5,000	45,400
Informatica, Inc. Class A (a) (b)	23,900	738,032
Instructure Holdings, Inc. (a) (b)	7,000	163,870
Intapp, Inc. (a) (b)	14,600	535,382
InterDigital, Inc. (b)	9,273	1,080,861
Jamf Holding Corp. (a)	25,600	422,400
Kaltura, Inc. (a)	41,400	49,680
LiveRamp Holdings, Inc. (a)	23,301	720,933
Manhattan Associates, Inc. (a)	22,928	5,655,879
Marathon Digital Holdings, Inc. (a) (b)	102,200	2,028,670
Matterport, Inc. (a)	102,900	459,963
MeridianLink, Inc. (a)	9,200	196,512
MicroStrategy, Inc. Class A (a) (b)	5,835	8,037,596
Mitek Systems, Inc. (a) (b)	15,861	177,326
N-able, Inc. (a)	24,952	380,019
nCino, Inc. (a) (b)	27,700	871,165
NCR Voyix Corp. (a)	46,967	580,042
NextNav, Inc. (a) (b)	31,600	256,276
Nutanix, Inc. Class A (a)	91,647	5,210,132
Olo, Inc. Class A (a)	36,800	162,656
ON24, Inc. (a)	10,000	60,100
OneSpan, Inc. (a)	14,731	188,851
Pagaya Technologies Ltd. Class A (a)	15,800	201,608
PagerDuty, Inc. (a) (b)	35,298	809,383
Palantir Technologies, Inc. Class A (a)	757,100	19,177,343
Pegasystems, Inc.	16,036	970,659
Porch Group, Inc. (a)	50,400	76,104
PowerSchool Holdings, Inc. Class A (a)	20,700	463,473
Prairie Operating Co. (a)	3,800	41,230
Procore Technologies, Inc. (a)	39,400	2,612,614
Progress Software Corp.	16,838	913,630
PROS Holdings, Inc. (a) (b)	16,200	464,130
Q2 Holdings, Inc. (a)	21,438	1,293,354
Qualys, Inc. (a)	13,795	1,967,167
Rapid7, Inc. (a)	22,025	952,141
Red Violet, Inc. (a)	3,800	96,520
Rekor Systems, Inc. (a)	38,900	60,295
ReposiTrak, Inc.	4,300	65,747
Rimini Street, Inc. (a)	16,300	50,041
RingCentral, Inc. Class A (a)	32,278	910,240
Riot Platforms, Inc. (a) (b)	100,714	920,526
Roadzen, Inc. (a)	2,000	4,440
Sapiens International Corp. NV	10,900	369,837
SEMrush Holdings, Inc. Class A (a)	12,800	171,392
SentinelOne, Inc. Class A (a) (b)	91,500	1,926,075
Security Description	Shares	Value
Smartsheet, Inc. Class A (a)	48,755	$2,149,120
SolarWinds Corp.	18,151	218,720
SoundHound AI, Inc. Class A (a) (b)	109,800	433,710
SoundThinking, Inc. (a)	3,300	40,194
Sprinklr, Inc. Class A (a) (b)	38,300	368,446
Sprout Social, Inc. Class A (a) (b)	17,647	629,645
SPS Commerce, Inc. (a)	13,697	2,577,227
Telos Corp. (a)	23,500	94,470
Tenable Holdings, Inc. (a)	43,600	1,900,088
Teradata Corp. (a)	38,475	1,329,696
Terawulf, Inc. (a) (b)	89,500	398,275
UiPath, Inc. Class A (a) (b)	145,200	1,841,136
Unity Software, Inc. (a) (b)	111,700	1,816,242
Varonis Systems, Inc. (a)	44,079	2,114,470
Verint Systems, Inc. (a)	22,229	715,774
Vertex, Inc. Class A (a)	20,100	724,605
Viant Technology, Inc. Class A (a)	4,700	46,389
Weave Communications, Inc. (a)	12,300	110,946
WM Technology, Inc. (a)	40,500	42,120
Workday, Inc. Class A (a)	79,194	17,704,611
Workiva, Inc. (a)	18,200	1,328,418
Xperi, Inc. (a)	14,814	121,623
Yext, Inc. (a) (b)	38,007	203,337
Zeta Global Holdings Corp. Class A (a)	59,700	1,053,705
Zoom Video Communications, Inc. Class A (a)	96,925	5,736,991
Zscaler, Inc. (a)	33,929	6,520,814
Zuora, Inc. Class A (a)	49,200	488,556
		221,051,471
SPECIALIZED REITs — 0.8%
CubeSmart REIT	83,288	3,762,119
EPR Properties REIT	28,049	1,177,497
Farmland Partners, Inc. REIT (b)	15,700	181,021
Four Corners Property Trust, Inc. REIT	33,109	816,799
Gaming & Leisure Properties, Inc. REIT	94,064	4,252,634
Gladstone Land Corp. REIT	12,800	175,232
Lamar Advertising Co. Class A REIT	32,055	3,831,534
National Storage Affiliates Trust REIT	28,510	1,175,182
Outfront Media, Inc. REIT	52,967	757,428
PotlatchDeltic Corp. REIT	29,056	1,144,516
Rayonier, Inc. REIT	54,927	1,597,826
Safehold, Inc. REIT (b)	17,436	336,341
Uniti Group, Inc. REIT	87,170	254,536
		19,462,665
SPECIALTY RETAIL — 2.8%
1-800-Flowers.com, Inc. Class A (a) (b)	8,500	80,920
Aaron's Co., Inc.	12,248	122,235

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Abercrombie & Fitch Co. Class A (a)	18,142	$3,226,373
Academy Sports & Outdoors, Inc.	27,000	1,437,750
Advance Auto Parts, Inc. (b)	22,600	1,431,258
American Eagle Outfitters, Inc.	67,928	1,355,843
America's Car-Mart, Inc. (a)	2,151	129,512
Arhaus, Inc.	19,000	321,860
Arko Corp. (b)	28,600	179,322
Asbury Automotive Group, Inc. (a) (b)	7,702	1,755,055
AutoNation, Inc. (a)	10,569	1,684,487
BARK, Inc. (a) (b)	52,000	94,120
Beyond, Inc. (a) (b)	15,882	207,737
Boot Barn Holdings, Inc. (a) (b)	11,300	1,456,909
Buckle, Inc. (b)	12,087	446,494
Build-A-Bear Workshop, Inc. (b)	4,800	121,296
Burlington Stores, Inc. (a)	24,114	5,787,360
Caleres, Inc.	12,090	406,224
Camping World Holdings, Inc. Class A (b)	14,827	264,810
Carvana Co. (a)	38,895	5,006,564
Citi Trends, Inc. (a)	3,000	63,780
Designer Brands, Inc. Class A	15,456	105,564
Destination XL Group, Inc. (a) (b)	18,700	68,068
Dick's Sporting Goods, Inc.	20,982	4,507,983
EVgo, Inc. (a) (b)	34,400	84,280
Five Below, Inc. (a)	20,524	2,236,500
Floor & Decor Holdings, Inc. Class A (a) (b)	38,956	3,872,616
Foot Locker, Inc.	30,231	753,357
GameStop Corp. Class A (a) (b)	100,224	2,474,531
Gap, Inc.	72,600	1,734,414
Genesco, Inc. (a)	4,305	111,327
Group 1 Automotive, Inc.	5,108	1,518,506
GrowGeneration Corp. (a) (b)	19,700	42,355
Haverty Furniture Cos., Inc.	5,405	136,692
Hibbett, Inc.	4,234	369,247
J Jill, Inc.	1,600	55,952
Lands' End, Inc. (a)	5,500	74,745
Leslie's, Inc. (a) (b)	62,971	263,848
Lithia Motors, Inc. (b)	10,129	2,557,066
MarineMax, Inc. (a) (b)	8,576	277,605
Monro, Inc.	11,198	267,184
Murphy USA, Inc.	7,270	3,412,974
National Vision Holdings, Inc. (a)	28,025	366,847
ODP Corp. (a)	11,818	464,093
OneWater Marine, Inc. Class A (a) (b)	4,400	121,308
Penske Automotive Group, Inc.	7,389	1,101,109
Petco Health & Wellness Co., Inc. (a) (b)	28,900	109,242
RealReal, Inc. (a)	36,000	114,840
Revolve Group, Inc. (a) (b)	14,700	233,877
RH (a) (b)	5,860	1,432,418
RumbleON, Inc. Class B (a)	5,900	24,190
Sally Beauty Holdings, Inc. (a)	38,848	416,839
Security Description	Shares	Value
Shoe Carnival, Inc. (b)	6,600	$243,474
Signet Jewelers Ltd. (b)	16,400	1,469,112
Sleep Number Corp. (a) (b)	7,617	72,895
Sonic Automotive, Inc. Class A	5,236	285,205
Stitch Fix, Inc. Class A (a) (b)	31,746	131,746
ThredUp, Inc. Class A (a) (b)	23,500	39,950
Tile Shop Holdings, Inc. (a)	9,600	66,528
Tilly's, Inc. Class A (a)	8,237	49,669
Torrid Holdings, Inc. (a) (b)	3,500	26,215
Upbound Group, Inc.	19,354	594,168
Urban Outfitters, Inc. (a)	24,250	995,463
Valvoline, Inc. (a)	48,741	2,105,611
Victoria's Secret & Co. (a) (b)	28,400	501,828
Warby Parker, Inc. Class A (a)	31,700	509,102
Wayfair, Inc. Class A (a) (b)	31,970	1,685,778
Williams-Sonoma, Inc. (b)	23,780	6,714,759
Winmark Corp.	1,074	378,725
Zumiez, Inc. (a)	5,200	101,296
		70,861,010
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
CompoSecure, Inc. Class A (b)	6,200	42,160
Corsair Gaming, Inc. (a)	14,200	156,768
CPI Card Group, Inc. (a)	1,300	35,425
Dell Technologies, Inc. Class C	92,900	12,811,839
Diebold Nixdorf, Inc. (a)	9,400	361,712
Eastman Kodak Co. (a)	19,300	103,834
Immersion Corp.	12,000	112,920
IonQ, Inc. (a) (b)	76,200	535,686
Pure Storage, Inc. Class A (a)	107,675	6,913,812
Turtle Beach Corp. (a)	6,000	86,040
Xerox Holdings Corp. (b)	42,600	495,012
		21,655,208
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Amer Sports, Inc. (a)	45,300	569,421
Birkenstock Holding PLC (a)	9,300	506,013
Capri Holdings Ltd. (a)	42,591	1,408,910
Carter's, Inc. (b)	12,960	803,131
Columbia Sportswear Co. (b)	12,620	997,990
Crocs, Inc. (a)	22,220	3,242,787
Figs, Inc. Class A (a)	46,800	249,444
G-III Apparel Group Ltd. (a)	14,781	400,122
Hanesbrands, Inc. (a) (b)	126,300	622,659
Kontoor Brands, Inc.	21,000	1,389,150
Movado Group, Inc.	5,661	140,732
Oxford Industries, Inc. (b)	5,330	533,799
PVH Corp.	22,100	2,339,727
Rocky Brands, Inc.	2,405	88,889
Skechers USA, Inc. Class A (a)	49,434	3,416,878
Steven Madden Ltd.	27,713	1,172,260
Superior Group of Cos., Inc.	4,800	90,768
Under Armour, Inc. Class A (a)	71,000	473,570
Under Armour, Inc. Class C (a) (b)	85,300	557,009
Vera Bradley, Inc. (a)	10,400	65,104

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
VF Corp. (b)	133,300	$1,799,550
Wolverine World Wide, Inc. (b)	28,280	382,346
		21,250,259
TOBACCO — 0.0% (e)
Ispire Technology, Inc. (a)	6,200	49,600
Turning Point Brands, Inc.	6,200	198,958
Universal Corp.	8,641	416,410
Vector Group Ltd.	52,496	554,882
		1,219,850
TRADING COMPANIES & DISTRIBUTORS — 2.1%
Air Lease Corp.	38,656	1,837,320
Alta Equipment Group, Inc. (b)	8,200	65,928
Applied Industrial Technologies, Inc.	14,501	2,813,194
Beacon Roofing Supply, Inc. (a)	23,403	2,117,971
BlueLinx Holdings, Inc. (a)	3,100	288,579
Boise Cascade Co.	14,801	1,764,575
Core & Main, Inc. Class A (a)	64,700	3,166,418
Custom Truck One Source, Inc. (a)	19,100	83,085
Distribution Solutions Group, Inc. (a) (b)	3,390	101,700
DNOW, Inc. (a)	41,519	570,056
DXP Enterprises, Inc. (a)	4,800	220,032
EVI Industries, Inc.	2,400	45,408
Ferguson PLC	75,600	14,639,940
FTAI Aviation Ltd. (b)	37,000	3,819,510
GATX Corp.	13,131	1,738,019
Global Industrial Co.	4,800	150,528
GMS, Inc. (a)	14,900	1,201,089
H&E Equipment Services, Inc.	11,500	507,955
Herc Holdings, Inc.	10,338	1,377,952
Hudson Technologies, Inc. (a)	17,500	153,825
Karat Packaging, Inc.	2,300	68,034
McGrath RentCorp	9,400	1,001,570
MRC Global, Inc. (a)	30,000	387,300
MSC Industrial Direct Co., Inc. Class A	17,299	1,371,984
Rush Enterprises, Inc. Class A	24,475	1,024,768
Rush Enterprises, Inc. Class B	2,850	111,834
SiteOne Landscape Supply, Inc. (a) (b)	16,933	2,055,836
Titan Machinery, Inc. (a)	7,300	116,070
Transcat, Inc. (a)	3,000	359,040
Watsco, Inc.	12,603	5,838,214
WESCO International, Inc.	17,008	2,696,108
Willis Lease Finance Corp.	1,200	83,160
Xometry, Inc. Class A (a) (b)	11,900	137,564
		51,914,566
TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
Sky Harbour Group Corp. (a)	4,200	38,850
WATER UTILITIES — 0.3%
American States Water Co.	13,901	1,008,795
Cadiz, Inc. (a) (b)	12,500	38,625
Security Description	Shares	Value
California Water Service Group	21,889	$1,061,398
Consolidated Water Co. Ltd. (b)	5,200	138,008
Essential Utilities, Inc.	94,139	3,514,209
Global Water Resources, Inc.	3,800	45,980
Middlesex Water Co.	6,723	351,344
Pure Cycle Corp. (a)	7,800	74,490
SJW Group	11,887	644,513
York Water Co.	4,800	178,032
		7,055,394
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (e)
Gogo, Inc. (a) (b)	26,410	254,064
Spok Holdings, Inc.	6,100	90,341
Telephone & Data Systems, Inc.	35,800	742,134
		1,086,539
TOTAL COMMON STOCKS (Cost $2,190,641,249)		2,508,476,195
RIGHTS — 0.0% (e)
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (e)
Contra Rights Pulse Bi (expiring 07/05/24) (a) (Cost $6,627)	663	7,416
WARRANTS — 0.0%
CHEMICALS — 0.0%
Danimer Scientific, Inc. (expiring 05/03/29) (a) (Cost $0)	9,200	—
SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (f) (g)	18,567,774	18,573,344
State Street Navigator Securities Lending Portfolio II (h) (i)	63,130,522	63,130,522
TOTAL SHORT-TERM INVESTMENTS (Cost $81,702,213)		81,703,866
TOTAL INVESTMENTS — 102.6% (Cost $2,272,350,089)		2,590,187,477
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(66,336,075)
NET ASSETS — 100.0%		$2,523,851,402
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2024.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	85	09/20/2024	$8,787,835	$8,776,250	$(11,585)
E-mini S&P MidCap 400 Index (long)	32	09/20/2024	9,498,938	9,465,932	(33,006)
					$(44,591)

During the period ended June 30, 2024, the average notional value related to futures contracts was $20,098,626.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,508,464,829	$11,366	$0(a)	$2,508,476,195
Rights	7,416	—	—	7,416
Warrants	—	—	—	—
Short-Term Investments	81,703,866	—	—	81,703,866
TOTAL INVESTMENTS	$2,590,176,111	$11,366	$0	$2,590,187,477
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(44,591)	$—	$—	$(44,591)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(44,591)	$—	$—	$(44,591)
(a)	The Portfolio held Level 3 securities that were valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	18,667,676	$18,675,143	$156,930,273	$157,029,090	$(3,496)	$514	18,567,774	$18,573,344	$626,520
State Street Navigator Securities Lending Portfolio II	137,781,840	137,781,840	220,564,757	295,216,075	—	—	63,130,522	63,130,522	669,587
Total		$156,456,983	$377,495,030	$452,245,165	$(3,496)	$514		$81,703,866	$1,296,107
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
ASSETS
Investments in unaffiliated issuers, at value*	$3,032,162,577	$7,152,978,843	$2,508,483,611
Investments in affiliated issuers, at value	140,924,290	400,575,353	81,703,866
Total Investments	3,173,086,867	7,553,554,196	2,590,187,477
Foreign currency, at value	—	43,039,498	—
Net cash at broker	10,000	6,277,968	1,111,739
Cash	2,011,124	46	—
Receivable from broker — accumulated variation margin on futures contracts	—	225,442	—
Receivable for investments sold	18,617	1,061,560	19,802,056
Receivable for fund shares sold	56,486,205	6,177,400	91,440,000
Dividends receivable — unaffiliated issuers	24,279,842	13,865,653	1,897,053
Dividends receivable — affiliated issuers	245,519	631,103	71,381
Securities lending income receivable — unaffiliated issuers	7,873	55,400	35,358
Securities lending income receivable — affiliated issuers	14,913	96,913	79,591
Receivable from Adviser	8,786	—	—
Receivable for foreign taxes recoverable	417	8,231,034	108
TOTAL ASSETS	3,256,170,163	7,633,216,213	2,704,624,763
LIABILITIES
Due to custodian	—	—	680
Payable upon return of securities loaned	67,784,650	245,463,530	63,130,522
Payable for investments purchased	118,310,937	—	109,206,548
Payable for fund shares repurchased	2,535,623	21,795,940	8,091,590
Payable to broker – accumulated variation margin on open futures contracts	—	—	44,318
Deferred foreign taxes payable	—	17,428,405	—
Custodian, sub-administration and transfer agent fees payable	180,178	430,448	146,477
Custodian fees payable	10,243	659,847	11,590
Trustees’ fees and expenses payable	49	102	127
Registration and filing fees payable	244	477	2,447
Professional fees payable	27,898	22,508	28,762
Printing and postage fees payable	26,245	51,835	17,526
Accrued expenses and other liabilities	7,197	37,893	92,774
TOTAL LIABILITIES	188,883,264	285,890,985	180,773,361
NET ASSETS	$3,067,286,899	$7,347,325,228	$2,523,851,402
NET ASSETS CONSIST OF:
Paid-in capital	$3,398,301,807	$6,475,123,532	$2,238,681,921
Total distributable earnings (loss)**	(331,014,908)	872,201,696	285,169,481
NET ASSETS	$3,067,286,899	$7,347,325,228	$2,523,851,402
NET ASSET VALUE PER SHARE
Net asset value per share	$87.65	$118.70	$294.86
Shares of beneficial interest	34,993,278	61,899,321	8,559,383
Net Assets	$3,067,286,899	$7,347,325,228	$2,523,851,402
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,320,021,417	$6,215,364,567	$2,190,647,876
Investments in affiliated issuers	140,919,466	400,575,353	81,702,213
Total cost of investments	$3,460,940,883	$6,615,939,920	$2,272,350,089
Foreign currency, at cost	$—	$43,594,044	$—
* Includes investments in securities on loan, at value	$145,445,800	$373,146,482	$305,465,805
** Includes deferred foreign taxes	$—	$17,428,405	$—
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$52,026,209	$133,172,348	$15,099,308
Dividend income — affiliated issuers	1,573,692	4,670,149	626,520
Unaffiliated securities lending income	25,128	329,548	149,311
Affiliated securities lending income	145,415	708,457	669,587
Foreign taxes withheld	(1,140)	(11,862,828)	(28,187)
TOTAL INVESTMENT INCOME (LOSS)	53,769,304	127,017,674	16,516,539
EXPENSES
Custodian, sub-administration and transfer agent fees	180,431	432,207	147,649
Custodian fees	10,233	719,624	11,057
Trustees’ fees and expenses	21,819	37,125	19,788
Registration and filing fees	18,960	56,850	3,287
Professional fees and expenses	30,796	40,823	25,869
Printing and postage fees	903	1,991	676
Insurance expense	4,073	9,778	3,450
Miscellaneous expenses	13,914	41,182	14,949
TOTAL EXPENSES	281,129	1,339,580	226,725
Expenses waived/reimbursed by the Adviser	(30,312)	—	—
NET EXPENSES	250,817	1,339,580	226,725
NET INVESTMENT INCOME (LOSS)	$53,518,487	$125,678,094	$16,289,814
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(7,157,132)	(17,293,923)	45,401,812
Investments — affiliated issuers	(9,112)	—	(3,496)
Foreign currency transactions	—	(1,980,142)	—
Futures contracts	—	16,904,808	1,540,691
Net realized gain (loss)	(7,166,244)	(2,369,257)	46,939,007
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(63,113,695)	249,101,441	30,069,013
Investments — affiliated issuers	2,903	—	514
Foreign currency translations	—	(1,048,520)	—
Futures contracts	—	(8,740,656)	(1,343,890)
Net change in unrealized appreciation/depreciation	(63,110,792)	239,312,265	28,725,637
NET REALIZED AND UNREALIZED GAIN (LOSS)	(70,277,036)	236,943,008	75,664,644
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(16,758,549)	$362,621,102	$91,954,458
* Includes foreign capital gain taxes	$—	$(94,989)	$—
** Includes foreign deferred taxes	$—	$(17,428,405)	$—
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Portfolio		State Street Global All Cap Equity ex-U.S. Index Portfolio		State Street Small/Mid Cap Equity Index Portfolio
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$53,518,487	$78,880,740	$125,678,094	$173,673,786	$16,289,814	$29,074,436
Net realized gain (loss)	(7,166,244)	(10,736,374)	(2,369,257)	(35,982,249)	46,939,007	(5,648,861)
Net change in unrealized appreciation/depreciation	(63,110,792)	67,790,649	239,312,265	691,699,142	28,725,637	430,365,943
Net increase (decrease) in net assets resulting from operations	(16,758,549)	135,935,015	362,621,102	829,390,679	91,954,458	453,791,518
Distributions to shareholders	(43,662,928)	(79,472,889)	—	(188,619,729)	—	(35,894,981)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	409,566,415	742,192,694	700,093,391	1,377,845,166	287,867,119	411,882,017
Reinvestment of distributions	43,662,928	79,472,889	—	188,619,729	—	35,894,981
Cost of shares redeemed	(135,729,616)	(141,209,961)	(330,746,579)	(418,989,963)	(109,625,067)	(241,215,087)
Other capital	—	366	—	44,485	—	707
Net increase (decrease) in net assets from capital transactions	317,499,727	680,455,988	369,346,812	1,147,519,417	178,242,052	206,562,618
Net increase (decrease) in net assets during the period	257,078,250	736,918,114	731,967,914	1,788,290,367	270,196,510	624,459,155
Net assets at beginning of period	2,810,208,649	2,073,290,535	6,615,357,314	4,827,066,947	2,253,654,892	1,629,195,737
NET ASSETS AT END OF PERIOD	$3,067,286,899	$2,810,208,649	$7,347,325,228	$6,615,357,314	$2,523,851,402	$2,253,654,892
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,653,732	8,408,433	6,049,169	12,773,486	995,553	1,646,197
Reinvestment of distributions	498,521	908,015	—	1,707,893	—	126,569
Shares redeemed	(1,544,887)	(1,610,408)	(2,853,570)	(3,874,157)	(369,583)	(907,797)
Net increase (decrease) from share transactions	3,607,366	7,706,040	3,195,599	10,607,222	625,970	864,969
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$89.54	$87.55	$103.42	$107.23	$102.60	$97.10
Income (loss) from investment operations:
Net investment income (loss) (b)	1.62	2.85	2.05	1.61	0.65	2.80
Net realized and unrealized gain (loss)	(2.20)	1.97	(15.74)	(3.46)	7.25	5.70
Total from investment operations	(0.58)	4.82	(13.69)	(1.85)	7.90	8.50
Contribution from affiliate	—	—	—	—	0.00(c)	—
Other capital	—	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.31)	(2.83)	(2.18)	(1.96)	(2.67)	(3.00)
Net realized gains	—	—	—	—	(0.60)	—
Total distributions	(1.31)	(2.83)	(2.18)	(1.96)	(3.27)	(3.00)
Net asset value, end of period	$87.65	$89.54	$87.55	$103.42	$107.23	$102.60
Total return (d)	(0.64)%	5.61%	(13.30)%	(1.72)%	7.86%(e)	8.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,067,287	$2,810,209	$2,073,291	$2,099,436	$1,415,008	$1,033,578
Ratios to average net assets:
Total expenses	0.02%(f)	0.02%	0.02%	0.02%	0.03%	0.04%
Net expenses	0.02%(f)	0.02%	0.02%	0.01%	0.03%	0.03%
Net investment income (loss)	3.71%(f)	3.25%	2.21%	1.55%	2.20%	2.76%
Portfolio turnover rate	9%(g)(h)	14%(h)	21%(h)	21%(h)	37%(h)	69%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Portfolio underwent a 1-for-10 reverse sharesplit. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If an affiliate had not made a contribution during the year ended December 31, 2020, the total return would have remained 7.86%.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$112.69	$100.36	$122.91	$116.43	$106.60	$90.20
Income (loss) from investment operations:
Net investment income (loss) (b)	2.09	3.27	3.16	3.09	2.28	3.20
Net realized and unrealized gain (loss)	3.92	12.40	(23.35)	6.56	9.49	16.40
Total from investment operations	6.01	15.67	(20.19)	9.65	11.77	19.60
Other capital	—	0.00(c)	(0.00)(c)	—	(0.00)(c)	—
Distributions to shareholders from:
Net investment income	—	(3.34)	(2.36)	(3.17)	(1.94)	(3.20)
Net asset value, end of period	$118.70	$112.69	$100.36	$122.91	$116.43	$106.60
Total return (d)	5.34%	15.68%	(16.43)%	8.37%	11.07%	21.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,347,325	$6,615,357	$4,827,067	$4,772,699	$3,270,962	$2,097,299
Ratios to average net assets:
Total expenses	0.04%(e)	0.05%	0.05%	0.05%	0.05%	0.06%
Net expenses	0.04%(e)	0.05%	0.05%	0.05%	0.05%	0.06%
Net investment income (loss)	3.63%(e)	3.04%	3.01%	2.48%	2.29%	3.19%
Portfolio turnover rate	1%(f)	1%	2%	2%	2%	28%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity Index Portfolio underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$284.07	$230.49	$316.31	$327.73	$254.60	$206.20
Income (loss) from investment operations:
Net investment income (loss) (b)	1.99	3.77	3.73	3.50	3.01	3.60
Net realized and unrealized gain (loss)	8.80	54.23	(84.22)	36.64	79.67	54.20
Total from investment operations	10.79	58.00	(80.49)	40.14	82.68	57.80
Other capital	—	0.00(c)	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	—	(3.68)	(3.23)	(3.47)	(2.90)	(3.40)
Net realized gains	—	(0.74)	(2.10)	(48.09)	(6.65)	(6.00)
Total distributions	—	(4.42)	(5.33)	(51.56)	(9.55)	(9.40)
Net asset value, end of period	$294.86	$284.07	$230.49	$316.31	$327.73	$254.60
Total return (d)	3.80%	25.18%	(25.44)%	12.50%	32.46%	27.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,523,851	$2,253,655	$1,629,196	$1,616,128	$1,065,859	$749,202
Ratios to average net assets:
Total expenses	0.02%(e)	0.03%	0.03%	0.02%	0.03%	0.05%
Net expenses	0.02%(e)	0.03%	0.03%	0.02%	0.03%	0.03%
Net investment income (loss)	1.38%(e)	1.49%	1.46%	0.96%	1.19%	1.48%
Portfolio turnover rate	9%(f)	24%	19%	28%	52%	51%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member there of, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a "Fund" or "Portfolio" and collectively, the “Funds and Portfolios”):
Fund/Portfolio	Classes	Commencement of Operations	Diversification Classification
State Street Aggregate Bond Index Fund (the "Fund")	Class A Class I Class K	September 19, 2014 September 19, 2014 September 19, 2014	Diversified Diversified Diversified
State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund")	Class A Class I Class K	September 17, 2014 September 17, 2014 September 17, 2014	Diversified Diversified Diversified
State Street Small/Mid Cap Equity Index Fund (the "Fund")	Class A Class I Class K	October 16, 2015 October 16, 2015 August 12, 2015	Diversified Diversified Diversified
State Street Aggregate Bond Index Portfolio (the "Portfolio")		September 19, 2014	Diversified
State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Portfolio")		September 17, 2014	Diversified
State Street Small/Mid Cap Equity Index Portfolio (the "Portfolio")		August 12, 2015	Diversified
Each Fund is part of a master-feeder structure and invests substantially all of its assets in its respective master portfolio as shown below. Each Portfolio is a separate series of the Trust. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Schedules of Investments are included in this report and should be read in conjunction with the corresponding Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at June 30, 2024
State Street Aggregate Bond Index Fund	State Street Aggregate Bond Index Portfolio	28.44%
State Street Global All Cap Equity ex-U.S. Index Fund	State Street Global All Cap Equity ex-U.S. Index Portfolio	22.63%
State Street Small/Mid Cap Equity Index Fund	State Street Small/Mid Cap Equity Index Portfolio	22.57%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund and Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its respective Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolios is discussed below:
Each Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolios' investments.
The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2024 is disclosed in the Portfolio’s respective  Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Portfolios invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios' policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or SSGA Funds Management, Inc’s. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolios may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. These foreign taxes, if any, are paid by the Portfolios and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Portfolios' Statements of Assets and Liabilities.
Distributions
The following Funds and Portfolios declare and distribute from net investment income, if any, to its shareholders:
Name	Frequency
State Street Aggregate Bond Index Fund	Monthly
State Street Global All Cap Equity ex-U.S. Index Fund	Annually
State Street Small/Mid Cap Equity Index Fund	Annually
State Street Aggregate Bond Index Portfolio	Monthly
State Street Global All Cap Equity ex-U.S. Index Portfolio	Annually
State Street Small/Mid Cap Equity Index Portfolio	Annually
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Portfolios transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Portfolio’s Schedule of Investments. The Portfolios may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Portfolios identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
4.    Derivative Financial Instruments
Futures Contracts
The Portfolios may enter into futures contracts to meet the Portfolios’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2024, the following Portfolios entered into futures contracts for the strategies listed below:
Portfolios	Strategies
State Street Global All Cap Equity ex-U.S. Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street Small/Mid Cap Equity Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Portfolios' derivative instruments as of June 30, 2024, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$225,442	$—	$225,442
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	$—	$—	$—	$44,318	$—	$44,318
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$16,904,808	$—	$16,904,808
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	1,540,691	—	1,540,691
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$(8,740,656)	$—	$(8,740,656)
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	(1,343,890)	—	(1,343,890)

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

5.    Fees and Transactions with Affiliates
Advisory Fee
The Funds and Portfolios retained SSGA FM as their investment adviser. Each Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services, each Fund pays the Adviser a management fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street Aggregate Bond Index Fund	0.025%
State Street Global All Cap Equity ex-U.S. Index Fund	0.06
State Street Small/Mid Cap Equity Index Fund	0.03
The Portfolios pay no investment advisory fees to SSGA FM.
With respect to each Fund or its Portfolio in the table below, SSGA FM is contractually obligated until April 30, 2025 to waive up to the full amount of the advisory fee payable by a Fund or its Portfolio, and/or to reimburse a Fund or its Portfolio to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed the following percentage of average daily net assets on an annual basis of a Fund or its Portfolio:
Expense Limitations
State Street Aggregate Bond Index Fund	0.025%
State Street Small/Mid Cap Equity Index Fund	0.045
State Street Aggregate Bond Index Portfolio	0.025
State Street Global All Cap Equity ex-U.S. Index Portfolio	0.080
State Street Small/Mid Cap Equity Index Portfolio	0.030
With respect to State Street Global All Cap Equity ex-U.S. Fund, SSGA FM is contractually obligated until April 30, 2025 to waive up to the full amount of the advisory fee payable by the Fund, and/or to reimburse the Fund to the extent that total annual fund operating expenses (exclusive of non-recurring accounting fees, interest, taxes, extraordinary expenses, acquired fund fees and expenses, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.015% of average daily net assets on an annual basis.
The expense limitation for each Fund is inclusive of the allocation of expenses from its respective Portfolio. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with the approval of the Board.
In addition, SSGA FM has agreed to waive up to the portion of the management fee and/or expenses attributable to the Funds' or Portfolios' acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Funds' or Portfolios' holdings in acquired funds for cash management purposes. This fee waiver and/or expense reimbursement may only be terminated with approval of the Funds' or Portfolios' Board.
For the period ended June 30, 2024, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolios. For its services as custodian, sub-administrator and transfer agent each Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Funds.
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which each Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds and Portfolios, acts as the securities lending agent for the Funds and Portfolios, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds and portfolios, each Fund and Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund and Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10% ) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2024, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds or Portfolios may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds and Portfolios.
6.    Trustees’ Fees
The fees and expenses of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2024, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$407,086,556	$178,523,115	$161,789,746	$71,383,967
State Street Global All Cap Equity ex-U.S. Index Portfolio	—	—	582,323,685	49,496,783
State Street Small/Mid Cap Equity Index Portfolio	—	—	423,379,802	220,206,651
8.    Income Tax Information
The Funds and the Portfolios have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund and each Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds and the Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Funds’ and Portfolios’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Fund	$975,433,003	$—	$103,203,346	$(103,203,346)
State Street Global All Cap Equity ex-U.S. Index Fund	1,574,985,322	88,376,388	—	88,376,388
State Street Small/Mid Cap Equity Index Fund	576,171,359	—	6,355,713	(6,355,713)
State Street Aggregate Bond Index Portfolio	3,461,937,849	4,613,706	293,464,688	(288,850,982)
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,682,952,107	1,608,686,987	737,866,130	870,820,857
State Street Small/Mid Cap Equity Index Portfolio	2,415,116,775	571,381,101	396,354,990	175,026,111
9.    Securities Lending
Each Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolios will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolios may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Portfolio will bear the risk of loss of any cash collateral that it may invest. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Portfolio will receive a fee from the borrower for non-cash

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2024, and the value of the invested cash collateral are disclosed in the Portfolios' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolios' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolios, and the Portfolios do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolios' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Portfolio's securities lending agreements and related cash and non-cash collateral received as of June 30, 2024:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Aggregate Bond Index Portfolio	$ 145,445,800	$ 67,784,650	$ 81,069,548	$ 148,854,198
State Street Global All Cap Equity ex-U.S. Index Portfolio	373,146,482	245,463,530	149,383,145	394,846,675
State Street Small/Mid Cap Equity Index Portfolio	305,465,805	63,130,522	250,383,508	313,514,030
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2024:
		Remaining Contractual Maturity of the Agreements as of June 30, 2024
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Aggregate Bond Index Portfolio	Corporate Bonds & Notes	$54,049,688	$—	$—	$—	$54,049,688	$54,049,688
State Street Aggregate Bond Index Portfolio	Foreign Government Obligations	5,420,695	—	—	—	5,420,695	5,420,695
State Street Aggregate Bond Index Portfolio	U.S. Government Agency Obligations	1,439,898	—	—	—	1,439,898	1,439,898
State Street Aggregate Bond Index Portfolio	U.S. Treasury Obligations	6,874,369	—	—	—	6,874,369	6,874,369
State Street Global All Cap Equity Ex-U.S. Index Portfolio	Common Stocks	245,463,530	—	—	—	245,463,530	245,463,530
State Street Small/Mid Cap Equity Index Portfolio	Common Stocks	63,130,522	—	—	—	63,130,522	63,130,522
10.    Line of Credit
The Portfolios and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolios had no outstanding loans as of June 30, 2024.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

11.    Risks
Concentration Risk
As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.
Foreign and Emerging Markets Risks
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
Market Risk
Each Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Portfolio, even if a Portfolio does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolios have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds and Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, and State Street Small/Mid Cap Equity Index Fund (each, a “Fund” and collectively, the “Funds”) and the State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio (each, a “Portfolio” and collectively, the “Portfolios”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund, each of which are feeder funds for which the Portfolios serve as the master funds in a master-feeder structure:
o Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2023, as applicable, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
_______________________________
1 Over the course of many years overseeing the Funds, Portfolios, and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and Portfolio and (b) affiliates of the Adviser that provide services to the Funds and Portfolios (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds and Portfolios.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and Portfolios and for Fund/Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and Portfolios and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds and Portfolios;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds and Portfolios by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds and Portfolios by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds and Portfolios, and transfer agent of the Portfolios, and the role of the Adviser in managing the Funds’ and Portfolios’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds and Portfolios;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Funds’ and Portfolios’ Adviser and Administrator, with respect to its operations relating to the Funds and Portfolios and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian and securities lending agent for the Funds and Portfolios, and transfer agent for the Portfolios, with respect to its operations relating to the Funds and Portfolios; and

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds and Portfolios (the “Distributor”), with respect to its operations relating to the Funds and Portfolios, together with the applicable Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Funds and Portfolios throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and Portfolios and the investment strategies used in pursuing each Fund’s and Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund and Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Funds and Portfolios.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund and Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund and Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and Portfolio.  The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Funds that invest primarily in equity securities.  With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds and Portfolios, including reputational and entrepreneurial risks.  The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds and Portfolios by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers.  Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.  The Board also considered the role of the Adviser in overseeing each Fund’s and Portfolio’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds and Portfolios.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. The Board considered each Portfolio’s performance by evaluating the performance of the corresponding feeder fund.  For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of each Fund and Portfolio:
State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio.  The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-year period and was below the median of its Performance Group for the 3- and 5-year periods.  The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1- and 5-year periods and was below the median of its Performance Universe for the 3-year period.  The Board also considered that the Fund’s performance was above the Benchmark for the 1- and 3-year periods and was below the Benchmark for the 5-year period.  The Board also took into account management’s discussion of the Fund’s performance, including certain differences between the Fund and the Fund’s Performance Group.  The Board also took into account the fact that the Fund is designed to track a designated index.
State Street Global All Cap Equity ex-U.S. Index Fund and State Street Global All Cap Equity ex-U.S. Index Portfolio.  The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods.  The Board also considered that the Fund’s performance was above its Benchmark for the 1- and 3-year periods and was below its Benchmark for the 5-year period.  The Board also took into account management’s discussion of the Fund’s performance, including certain differences between the Fund and the Fund’s Performance Group.  The Board also took into account the fact that the Fund is designed to track a designated index.
State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio.  The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 5-year periods.  The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-year period and was equal to the median of its Performance Universe for the 3- and 5-year periods.  The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period and was below the Benchmark for the 3- and 5-year periods.  The Board also took into account the fact that the Fund is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund and Portfolio is satisfactory or is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers.  As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds.  The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders. In the case of the Portfolios, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. The Board also considered that the Portfolios do not pay an investment advisory fee to the Adviser. Among other information, the Board considered the following expense information in its evaluation of each Fund and Portfolio:
State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio.  The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Global All Cap Equity ex-U.S. Index Fund and State Street Global All Cap Equity ex-U.S. Index Portfolio.  The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio.  The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund and Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and Portfolio and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Funds and Portfolios, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and Portfolios and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to each of the Funds and Portfolios, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds and Portfolios, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and Portfolios and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or Portfolios or the fund complex taken as a whole.  The Board concluded that, in light of the current size of each Fund and Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund and Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds and Portfolios to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Funds or Portfolios at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and Portfolio and their respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Institutional Investment Trust
State Street Emerging Markets Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.8%
BRAZIL — 4.2%
Ambev SA	377,485	$775,433
Atacadao SA (a)	49,800	80,871
B3 SA - Brasil Bolsa Balcao	439,076	809,466
Banco Bradesco SA	124,823	251,468
Banco Bradesco SA Preference Shares	421,443	939,330
Banco BTG Pactual SA	93,548	520,586
Banco BTG Pactual SA Preference Shares	8	11
Banco do Brasil SA	137,096	659,261
BB Seguridade Participacoes SA	55,337	328,070
BRF SA (a)	47,000	191,826
Caixa Seguridade Participacoes SA	48,200	124,178
CCR SA	81,769	171,356
Centrais Eletricas Brasileiras SA	96,157	620,625
Centrais Eletricas Brasileiras SA Class B, Preference Shares	16,400	118,399
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	27,100	365,776
Cia Energetica de Minas Gerais Preference Shares	134,458	239,410
Cia Paranaense de Energia - Copel Class B, Preference Shares	80,700	135,119
Cia Siderurgica Nacional SA	45,000	104,592
Cosan SA	94,700	230,849
CPFL Energia SA	15,300	90,156
Energisa SA	19,540	160,487
Eneva SA (a)	37,300	85,285
Engie Brasil Energia SA	13,987	111,529
Equatorial Energia SA (b)	82,396	455,263
Equatorial Energia SA (a) (b)	1,299	7,271
Gerdau SA Preference Shares	108,658	359,556
Hapvida Participacoes e Investimentos SA (a) (c)	364,163	251,104
Hypera SA	30,700	158,628
Itau Unibanco Holding SA Preference Shares	381,761	2,227,561
Itausa SA Preference Shares	432,990	765,505
Klabin SA	64,310	248,225
Localiza Rent a Car SA	72,579	548,806
Lojas Renner SA	78,755	176,950
Natura & Co. Holding SA	72,590	203,089
Petroleo Brasileiro SA	296,114	2,152,703
Petroleo Brasileiro SA Preference Shares	375,398	2,571,613
PRIO SA	63,800	502,640
Raia Drogasil SA	101,600	469,729
Rede D'Or Sao Luiz SA (c)	41,800	204,694
Rumo SA	101,800	379,749
Sendas Distribuidora SA (a)	98,600	183,551
Suzano SA	61,824	634,552
Security Description	Shares	Value
Telefonica Brasil SA	32,555	$265,741
TIM SA	68,200	194,982
TOTVS SA	42,893	234,989
Ultrapar Participacoes SA	53,164	206,743
Vale SA	268,728	3,010,245
Vibra Energia SA	81,000	304,783
WEG SA	130,960	994,734
		24,827,489
CHILE — 0.5%
Banco de Chile	3,664,075	407,622
Banco de Credito e Inversiones SA	5,944	166,748
Banco Santander Chile	5,384,678	252,142
Cencosud SA	98,675	185,553
Cia Sud Americana de Vapores SA	1,359,500	86,070
Empresas CMPC SA	89,880	168,538
Empresas Copec SA	31,310	240,483
Enel Americas SA	1,713,283	158,999
Enel Chile SA	2,188,209	123,097
Falabella SA (a)	70,899	217,897
Latam Airlines Group SA	14,154,552	192,541
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	11,528	464,417
		2,664,107
CHINA — 22.7%
360 Security Technology, Inc. Class A	15,100	15,884
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	3,500	6,256
AAC Technologies Holdings, Inc.	56,000	220,201
Advanced Micro-Fabrication Equipment, Inc. China Class A	1,017	19,677
AECC Aero-Engine Control Co. Ltd. Class A	3,700	10,171
AECC Aviation Power Co. Ltd. Class A	4,600	23,029
Agricultural Bank of China Ltd. Class A	115,800	69,155
Agricultural Bank of China Ltd. Class H	2,145,500	917,843
Aier Eye Hospital Group Co. Ltd. Class A	21,436	30,301
Air China Ltd. Class A (a)	26,500	26,787
Airtac International Group	10,650	324,344
Akeso, Inc. (a) (c) (d)	49,000	236,923
Alibaba Group Holding Ltd.	1,229,656	11,103,664
Alibaba Health Information Technology Ltd. (a) (d)	440,500	176,597
Aluminum Corp. of China Ltd. Class A	29,300	30,621

See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Aluminum Corp. of China Ltd. Class H	316,000	$215,729
Angel Yeast Co. Ltd. Class A	3,300	12,624
Anhui Conch Cement Co. Ltd. Class A	8,900	28,757
Anhui Conch Cement Co. Ltd. Class H (d)	99,000	235,853
Anhui Gujing Distillery Co. Ltd. Class A	800	23,128
Anhui Gujing Distillery Co. Ltd. Class B	8,900	132,439
Anhui Kouzi Distillery Co. Ltd. Class A (a)	1,500	8,052
Anhui Yingjia Distillery Co. Ltd. Class A	1,100	8,663
Anjoy Foods Group Co. Ltd. Class A	800	8,143
ANTA Sports Products Ltd.	101,200	972,155
Asymchem Laboratories Tianjin Co. Ltd. Class A	840	7,571
Autohome, Inc. ADR	4,800	131,760
Avary Holding Shenzhen Co. Ltd. Class A	5,400	29,408
AVIC Industry-Finance Holdings Co. Ltd. Class A	10,400	3,162
AviChina Industry & Technology Co. Ltd. Class H	185,000	83,171
Avicopter PLC Class A	2,300	12,951
Baidu, Inc. Class A (a)	178,650	1,950,702
Bank of Beijing Co. Ltd. Class A	38,340	30,668
Bank of Changsha Co. Ltd. Class A	4,200	4,706
Bank of Chengdu Co. Ltd. Class A	6,200	12,900
Bank of China Ltd. Class A	53,300	33,728
Bank of China Ltd. Class H	6,245,000	3,079,546
Bank of Communications Co. Ltd. Class A	74,512	76,238
Bank of Communications Co. Ltd. Class H	669,000	525,267
Bank of Hangzhou Co. Ltd. Class A	14,000	25,024
Bank of Jiangsu Co. Ltd. Class A	31,336	31,890
Bank of Nanjing Co. Ltd. Class A	22,440	31,935
Bank of Ningbo Co. Ltd. Class A	12,200	36,863
Bank of Shanghai Co. Ltd. Class A	22,608	22,481
Baoshan Iron & Steel Co. Ltd. Class A	33,300	30,331
BeiGene Ltd. (a)	54,100	597,308
Beijing Enlight Media Co. Ltd. Class A	3,000	3,456
Beijing Enterprises Holdings Ltd.	40,500	135,909
Beijing Enterprises Water Group Ltd. (d)	304,000	93,450
Security Description	Shares	Value
Beijing Kingsoft Office Software, Inc. Class A	1,002	$31,223
Beijing New Building Materials PLC Class A	2,800	11,375
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	2,900	4,902
Beijing Roborock Technology Co. Ltd. Class A	299	16,079
Beijing Tiantan Biological Products Corp. Ltd. Class A	4,560	15,240
Beijing Tongrentang Co. Ltd. Class A	3,400	17,794
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	1,785	16,107
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	82,300	60,534
Bethel Automotive Safety Systems Co. Ltd. Class A	1,260	6,713
Bilibili, Inc. Class Z (a) (d)	18,500	300,695
Bloomage Biotechnology Corp. Ltd. Class A (a)	1,241	9,616
BOC Aviation Ltd. (c)	16,700	119,784
BOC International China Co. Ltd. Class A	5,900	7,338
BOE Technology Group Co. Ltd. Class A	79,600	44,593
Bosideng International Holdings Ltd.	308,000	192,120
Brilliance China Automotive Holdings Ltd.	236,000	248,170
BYD Co. Ltd. Class A	3,100	106,258
BYD Co. Ltd. Class H (d)	82,000	2,436,663
BYD Electronic International Co. Ltd.	58,500	292,223
By-health Co. Ltd. Class A	6,300	11,692
C&D International Investment Group Ltd. (d)	52,404	97,460
Caitong Securities Co. Ltd. Class A	16,900	15,301
Cambricon Technologies Corp. Ltd. Class A (a)	949	25,824
CGN Power Co. Ltd. Class H (c)	837,700	369,097
Changchun High-Tech Industry Group Co. Ltd. Class A, NVDR	800	10,056
Changjiang Securities Co. Ltd. Class A	19,700	13,033
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	300	4,604
Chaozhou Three-Circle Group Co. Ltd. Class A	3,700	14,793
China Baoan Group Co. Ltd. Class A	10,000	11,779
China CITIC Bank Corp. Ltd. Class H (a)	709,000	454,964

See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
China Coal Energy Co. Ltd. Class H (a)	166,000	$193,908
China Communications Services Corp. Ltd. Class H	204,000	110,003
China Construction Bank Corp. Class A	19,900	20,170
China Construction Bank Corp. Class H	7,612,500	5,625,961
China CSSC Holdings Ltd. Class A	8,500	47,397
China Eastern Airlines Corp. Ltd. Class A (a)	39,000	21,421
China Energy Engineering Corp. Ltd. Class A (a)	65,100	18,904
China Everbright Bank Co. Ltd. Class A	92,500	40,163
China Everbright Bank Co. Ltd. Class H (a)	244,000	75,943
China Feihe Ltd. (c)	295,000	136,403
China Galaxy Securities Co. Ltd. Class A	14,200	21,122
China Galaxy Securities Co. Ltd. Class H	268,500	140,657
China Gas Holdings Ltd.	219,600	196,890
China Great Wall Securities Co. Ltd. Class A	8,300	7,617
China Greatwall Technology Group Co. Ltd. Class A	3,600	4,315
China Hongqiao Group Ltd. (d)	228,500	345,937
China International Capital Corp. Ltd. Class A	4,400	17,845
China International Capital Corp. Ltd. Class H (c) (d)	117,600	130,894
China Jushi Co. Ltd. Class A	5,629	8,520
China Life Insurance Co. Ltd. Class A	6,400	27,219
China Life Insurance Co. Ltd. Class H	594,000	839,942
China Literature Ltd. (a) (c) (d)	32,200	103,726
China Longyuan Power Group Corp. Ltd. Class H (d)	252,000	226,585
China Mengniu Dairy Co. Ltd.	250,000	448,293
China Merchants Bank Co. Ltd. Class A	35,700	167,184
China Merchants Bank Co. Ltd. Class H	304,500	1,382,602
China Merchants Energy Shipping Co. Ltd. Class A (a)	20,000	23,148
China Merchants Port Holdings Co. Ltd.	101,455	150,999
China Merchants Securities Co. Ltd. Class A	13,050	24,864
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (a)	19,012	22,890
China Minsheng Banking Corp. Ltd. Class A (a)	79,800	41,426
Security Description	Shares	Value
China Minsheng Banking Corp. Ltd. Class H (d)	532,700	$184,221
China National Building Material Co. Ltd. Class H (d)	334,000	119,784
China National Chemical Engineering Co. Ltd. Class A (a)	8,900	10,045
China National Nuclear Power Co. Ltd. Class A	34,600	50,520
China National Software & Service Co. Ltd. Class A (a)	2,000	8,196
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	8,900	20,967
China Oilfield Services Ltd. Class H	138,000	132,567
China Overseas Land & Investment Ltd.	293,000	508,136
China Pacific Insurance Group Co. Ltd. Class A (a)	12,200	46,555
China Pacific Insurance Group Co. Ltd. Class H	201,400	491,672
China Petroleum & Chemical Corp. Class A	58,800	50,900
China Petroleum & Chemical Corp. Class H	1,900,000	1,231,396
China Power International Development Ltd. (d)	385,000	199,714
China Railway Group Ltd. Class A	33,400	29,828
China Railway Group Ltd. Class H	339,000	187,142
China Railway Signal & Communication Corp. Ltd. Class A	7,185	5,905
China Rare Earth Resources & Technology Co. Ltd. Class A	700	2,431
China Resources Beer Holdings Co. Ltd.	123,333	414,670
China Resources Gas Group Ltd.	74,400	260,630
China Resources Land Ltd.	256,500	872,259
China Resources Microelectronics Ltd. Class A	2,921	14,979
China Resources Mixc Lifestyle Services Ltd. (c)	54,600	180,778
China Resources Pharmaceutical Group Ltd. (c)	124,500	92,330
China Resources Power Holdings Co. Ltd.	152,000	466,276
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	2,470	14,406
China Ruyi Holdings Ltd. (a) (d)	460,000	123,729
China Shenhua Energy Co. Ltd. Class A	10,800	65,636
China Shenhua Energy Co. Ltd. Class H	268,500	1,236,337

See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
China Southern Airlines Co. Ltd. Class A (a)	12,800	$10,326
China State Construction Engineering Corp. Ltd. Class A	73,500	53,457
China State Construction International Holdings Ltd.	160,000	218,459
China Taiping Insurance Holdings Co. Ltd.	111,600	114,067
China Three Gorges Renewables Group Co. Ltd. Class A	42,100	25,142
China Tourism Group Duty Free Corp. Ltd. Class A	3,500	29,957
China Tourism Group Duty Free Corp. Ltd. Class H (c) (d)	7,100	43,514
China Tower Corp. Ltd. Class H (c)	3,516,000	454,845
China United Network Communications Ltd. Class A	56,500	36,372
China Vanke Co. Ltd. Class A	23,400	22,211
China Vanke Co. Ltd. Class H (d)	175,300	104,407
China Yangtze Power Co. Ltd. Class A	44,605	176,689
China Zhenhua Group Science & Technology Co. Ltd. Class A	1,099	6,252
China Zheshang Bank Co. Ltd. Class A	45,110	17,053
Chongqing Brewery Co. Ltd. Class A	900	7,483
Chongqing Changan Automobile Co. Ltd. Class A	15,594	28,685
Chongqing Rural Commercial Bank Co. Ltd. Class A	7,300	5,019
Chongqing Zhifei Biological Products Co. Ltd. Class A (a)	5,250	20,156
Chow Tai Fook Jewellery Group Ltd. (d)	160,800	174,035
CITIC Ltd.	469,000	426,506
CITIC Securities Co. Ltd. Class A	23,030	57,505
CITIC Securities Co. Ltd. Class H	125,725	185,188
CMOC Group Ltd. Class A	31,300	36,441
CMOC Group Ltd. Class H	303,000	277,099
CNGR Advanced Material Co. Ltd. Class A	1,120	4,754
CNPC Capital Co. Ltd. Class A	14,400	10,887
Contemporary Amperex Technology Co. Ltd. Class A	7,880	194,311
COSCO SHIPPING Development Co. Ltd. Class A	10,800	3,817
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	6,300	13,470
Security Description	Shares	Value
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (d)	100,000	$129,877
COSCO SHIPPING Holdings Co. Ltd. Class A	22,100	46,889
COSCO SHIPPING Holdings Co. Ltd. Class H	231,974	405,867
COSCO SHIPPING Ports Ltd.	3,443	2,377
Country Garden Holdings Co. Ltd. (a)	978,193	60,766
CRRC Corp. Ltd. Class A	46,700	48,038
CRRC Corp. Ltd. Class H	361,000	233,040
CSC Financial Co. Ltd. Class A	7,600	20,028
CSPC Pharmaceutical Group Ltd.	638,240	508,473
Daqin Railway Co. Ltd. Class A	33,200	32,559
DaShenLin Pharmaceutical Group Co. Ltd. Class A	3,801	7,445
Dong-E-E-Jiao Co. Ltd. Class A	500	4,287
Dongfang Electric Corp. Ltd. Class A	5,600	14,152
Dongxing Securities Co. Ltd. Class A	11,600	12,647
East Money Information Co. Ltd. Class A	31,079	44,953
Eastroc Beverage Group Co. Ltd. Class A	600	17,731
Ecovacs Robotics Co. Ltd. Class A	1,000	6,462
ENN Energy Holdings Ltd.	60,500	498,652
ENN Natural Gas Co. Ltd. Class A	4,000	11,396
Eoptolink Technology, Inc. Ltd. Class A (a)	1,600	23,132
Eve Energy Co. Ltd. Class A	4,981	27,235
Everbright Securities Co. Ltd. Class A	7,899	15,818
Everdisplay Optronics Shanghai Co. Ltd. Class A (a)	26,377	7,153
Far East Horizon Ltd. (d)	155,000	100,853
FAW Jiefang Group Co. Ltd. Class A	2,600	2,788
First Capital Securities Co. Ltd. Class A	14,100	9,830
Flat Glass Group Co. Ltd. Class A	3,400	9,361
Flat Glass Group Co. Ltd. Class H (d)	33,000	48,608
Focus Media Information Technology Co. Ltd. Class A	23,500	19,506
Foshan Haitian Flavouring & Food Co. Ltd. Class A	8,294	39,159
Fosun International Ltd.	193,500	104,094
Founder Securities Co. Ltd. Class A	18,800	19,905
Foxconn Industrial Internet Co. Ltd. Class A	25,200	94,575

See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Fuyao Glass Industry Group Co. Ltd. Class A	2,700	$17,714
Fuyao Glass Industry Group Co. Ltd. Class H (c)	48,856	283,785
Ganfeng Lithium Group Co. Ltd. Class A	4,620	18,130
Ganfeng Lithium Group Co. Ltd. Class H (c) (d)	33,999	66,279
GCL Technology Holdings Ltd. (a) (d)	1,760,000	261,495
GD Power Development Co. Ltd. Class A	30,500	25,024
Geely Automobile Holdings Ltd.	477,000	537,033
GEM Co. Ltd. Class A	16,700	14,571
Genscript Biotech Corp. (a) (d)	94,000	100,172
GF Securities Co. Ltd. Class A	7,100	11,835
GF Securities Co. Ltd. Class H (d)	87,000	72,097
Giant Biogene Holding Co. Ltd. (c)	23,800	139,769
GigaDevice Semiconductor, Inc. Class A (a)	892	11,683
Ginlong Technologies Co. Ltd. Class A	950	5,418
GoerTek, Inc. Class A	4,800	12,827
Goldwind Science & Technology Co. Ltd. Class A	7,100	6,535
Goneo Group Co. Ltd. Class A	1,450	15,317
Gotion High-tech Co. Ltd. Class A	6,100	16,000
Great Wall Motor Co. Ltd. Class A	6,400	22,178
Great Wall Motor Co. Ltd. Class H (d)	186,500	287,607
Gree Electric Appliances, Inc. of Zhuhai Class A	5,000	26,860
GRG Banking Equipment Co. Ltd. Class A	2,300	3,295
Guangdong Haid Group Co. Ltd. Class A	2,500	16,111
Guangdong Investment Ltd.	224,000	131,117
Guanghui Energy Co. Ltd. Class A	13,500	12,389
Guangzhou Automobile Group Co. Ltd. Class A	7,200	7,633
Guangzhou Automobile Group Co. Ltd. Class H	234,800	83,004
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,300	9,240
Guangzhou Haige Communications Group, Inc. Co. Class A	9,200	13,055
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	1,700	6,331
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	2,200	8,898
Security Description	Shares	Value
Guangzhou Tinci Materials Technology Co. Ltd. Class A	5,420	$13,036
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	15,255	10,364
Guolian Securities Co. Ltd. Class A (a)	7,800	10,299
Guosen Securities Co. Ltd. Class A	10,100	12,022
Guotai Junan Securities Co. Ltd. Class A	15,700	29,138
Guoyuan Securities Co. Ltd. Class A	2,820	2,341
H World Group Ltd. ADR	15,900	529,788
Haidilao International Holding Ltd. (c) (d)	136,000	244,568
Haier Smart Home Co. Ltd. Class A	9,900	38,483
Haier Smart Home Co. Ltd. Class H	192,400	643,190
Hainan Airlines Holding Co. Ltd. Class A (a)	98,500	13,761
Hainan Airport Infrastructure Co. Ltd. Class A (a)	26,000	11,182
Haitian International Holdings Ltd.	51,000	145,016
Haitong Securities Co. Ltd. Class A	16,400	19,228
Haitong Securities Co. Ltd. Class H	231,600	107,681
Hangzhou First Applied Material Co. Ltd. Class A	5,229	10,528
Hangzhou Oxygen Plant Group Co. Ltd. Class A	2,400	7,314
Hangzhou Robam Appliances Co. Ltd. Class A	1,000	3,027
Hangzhou Silan Microelectronics Co. Ltd. Class A (a)	3,200	7,675
Hangzhou Tigermed Consulting Co. Ltd. Class A	600	3,994
Hansoh Pharmaceutical Group Co. Ltd. (c)	88,000	183,949
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	2,900	8,449
Heilongjiang Agriculture Co. Ltd. Class A	7,600	13,002
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,100	5,819
Henan Shuanghui Investment & Development Co. Ltd. Class A	8,297	27,013
Hengan International Group Co. Ltd.	51,000	155,468
Hengli Petrochemical Co. Ltd. Class A	14,400	27,515
Hengtong Optic-electric Co. Ltd. Class A	4,300	9,288

See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Hengyi Petrochemical Co. Ltd. Class A	4,210	$4,088
Hesteel Co. Ltd. Class A	42,500	11,293
Hisense Home Appliances Group Co. Ltd. Class H	27,000	88,877
Hithink RoyalFlush Information Network Co. Ltd. Class A	1,000	14,204
Horizon Construction Development Ltd. (a) (d)	28,703	5,515
Hoshine Silicon Industry Co. Ltd. Class A (a)	900	5,758
Hua Hong Semiconductor Ltd. (c) (d)	44,800	126,526
Huadian Power International Corp. Ltd. Class A	13,400	12,738
Huadong Medicine Co. Ltd. Class A	4,060	15,465
Huafon Chemical Co. Ltd. Class A (a)	14,900	14,633
Huagong Tech Co. Ltd. Class A	2,300	9,429
Huaibei Mining Holdings Co. Ltd. Class A	3,000	6,879
Hualan Biological Engineering, Inc. Class A	4,810	10,403
Huaneng Power International, Inc. Class A (a)	17,800	23,454
Huaneng Power International, Inc. Class H (a)	338,000	250,662
Huatai Securities Co. Ltd. Class A	15,418	26,165
Huatai Securities Co. Ltd. Class H (c)	102,300	113,078
Huaxia Bank Co. Ltd. Class A	21,500	18,847
Huayu Automotive Systems Co. Ltd. Class A	7,300	16,378
Huizhou Desay Sv Automotive Co. Ltd. Class A	1,000	11,929
Humanwell Healthcare Group Co. Ltd. Class A	4,400	10,348
Hunan Valin Steel Co. Ltd. Class A	9,900	6,007
Hundsun Technologies, Inc. Class A	3,671	8,880
Hygeia Healthcare Holdings Co. Ltd. (a) (c) (d)	28,800	103,840
Hygon Information Technology Co. Ltd. Class A	3,538	34,077
IEIT Systems Co. Ltd. Class A	1,848	9,206
Iflytek Co. Ltd. Class A	5,550	32,650
Imeik Technology Development Co. Ltd. Class A	840	19,801
Industrial & Commercial Bank of China Ltd. Class A	84,942	66,317
Industrial & Commercial Bank of China Ltd. Class H	5,117,000	3,041,074
Industrial Bank Co. Ltd. Class A (a)	37,299	90,018
Security Description	Shares	Value
Industrial Securities Co. Ltd. Class A	24,600	$17,050
Ingenic Semiconductor Co. Ltd. Class A	700	5,316
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	75,300	14,439
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	5,100	14,739
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	11,100	5,610
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	11,600	41,056
Inner Mongolia Yitai Coal Co. Ltd. Class B	85,600	153,738
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	5,400	5,111
Innovent Biologics, Inc. (a) (c)	96,500	454,851
iQIYI, Inc. ADR (a)	32,900	120,743
JA Solar Technology Co. Ltd. Class A	7,280	11,168
Jason Furniture Hangzhou Co. Ltd. Class A	2,600	11,499
JCET Group Co. Ltd. Class A	2,200	9,555
JD Health International, Inc. (a) (c) (d)	87,200	237,339
JD Logistics, Inc. (a) (c)	158,700	170,339
JD.com, Inc. Class A	182,722	2,417,602
Jiangsu Eastern Shenghong Co. Ltd. Class A	15,100	16,484
Jiangsu Expressway Co. Ltd. Class H (a)	92,000	98,158
Jiangsu Hengli Hydraulic Co. Ltd. Class A	2,664	16,997
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A (a)	11,944	62,920
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,700	17,086
Jiangsu Pacific Quartz Co. Ltd. Class A	1,200	4,867
Jiangsu Yanghe Distillery Co. Ltd. Class A	2,300	25,436
Jiangsu Yangnong Chemical Co. Ltd. Class A	520	4,021
Jiangsu Yoke Technology Co. Ltd. Class A	1,200	10,340
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	3,200	16,480
Jiangsu Zhongtian Technology Co. Ltd. Class A	8,400	18,236
Jiangxi Copper Co. Ltd. Class A	5,100	16,542
Jiangxi Copper Co. Ltd. Class H	88,000	175,608
Jinduicheng Molybdenum Co. Ltd. Class A	7,400	10,551
Jinko Solar Co. Ltd. Class A	15,328	14,906

See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	8,600	$13,158
Jointown Pharmaceutical Group Co. Ltd. Class A	6,379	4,264
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	1,600	4,973
Juneyao Airlines Co. Ltd. Class A	5,000	7,527
Kanzhun Ltd. ADR	20,000	376,200
KE Holdings, Inc. ADR	50,900	720,235
Kingdee International Software Group Co. Ltd. (a)	225,000	210,954
Kingsoft Corp. Ltd.	76,800	221,820
Kuaishou Technology (a) (c)	185,200	1,094,728
Kuang-Chi Technologies Co. Ltd. Class A (a)	7,100	16,873
Kunlun Energy Co. Ltd.	314,000	325,768
Kunlun Tech Co. Ltd. Class A	2,700	11,923
Kweichow Moutai Co. Ltd. Class A	2,199	441,975
LB Group Co. Ltd. Class A	3,500	8,902
Lenovo Group Ltd.	644,000	908,994
Lens Technology Co. Ltd. Class A	9,100	22,747
Lepu Medical Technology Beijing Co. Ltd. Class A	5,300	10,773
Li Auto, Inc. Class A (a)	98,100	883,320
Li Ning Co. Ltd.	187,500	405,865
Liaoning Port Co. Ltd. Class A	42,900	7,227
Lingyi iTech Guangdong Co. Class A	10,200	9,947
Longfor Group Holdings Ltd. (c) (d)	163,378	224,327
LONGi Green Energy Technology Co. Ltd. Class A (a)	13,624	26,162
Luxshare Precision Industry Co. Ltd. Class A (a)	12,671	68,225
Luzhou Laojiao Co. Ltd. Class A	2,900	56,996
Mango Excellent Media Co. Ltd. Class A	3,540	10,134
Maxscend Microelectronics Co. Ltd. Class A	1,184	12,607
Meituan Class B (a) (c)	401,430	5,712,385
Metallurgical Corp. of China Ltd. Class A	43,900	18,640
Midea Group Co. Ltd. Class A	6,500	57,425
MINISO Group Holding Ltd. ADR (d)	7,298	139,173
MMG Ltd. (a) (d)	240,000	91,605
Montage Technology Co. Ltd. Class A	3,180	24,897
Muyuan Foods Co. Ltd. Class A	10,076	60,173
Nanjing Securities Co. Ltd. Class A	8,400	8,836
NARI Technology Co. Ltd. Class A	14,741	50,396
Security Description	Shares	Value
National Silicon Industry Group Co. Ltd. Class A (a)	6,226	$11,777
NAURA Technology Group Co. Ltd. Class A	1,000	43,815
NetEase, Inc.	151,925	2,901,352
NetEase, Inc. ADR (d)	560	53,525
New China Life Insurance Co. Ltd. Class A	4,400	18,098
New China Life Insurance Co. Ltd. Class H	71,100	135,690
New Hope Liuhe Co. Ltd. Class A (a)	10,100	12,644
New Oriental Education & Technology Group, Inc. (a)	118,700	907,650
Ninestar Corp. Class A (a)	3,800	13,751
Ningbo Deye Technology Co. Ltd. Class A	1,260	12,830
Ningbo Joyson Electronic Corp. Class A	1,000	2,030
Ningbo Orient Wires & Cables Co. Ltd. Class A	2,500	16,714
Ningbo Shanshan Co. Ltd. Class A	4,200	4,671
Ningbo Tuopu Group Co. Ltd. Class A	2,600	19,092
Ningxia Baofeng Energy Group Co. Ltd. Class A (a)	16,000	37,979
NIO, Inc. ADR (a) (d)	105,900	440,544
Nongfu Spring Co. Ltd. Class H (c)	160,800	763,076
Offshore Oil Engineering Co. Ltd. Class A	6,200	5,019
Oppein Home Group, Inc. Class A	1,680	12,325
Orient Securities Co. Ltd. Class A	15,292	15,919
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	21,100	7,225
PDD Holdings, Inc. ADR (a)	47,300	6,288,535
People.cn Co. Ltd. Class A	2,500	6,845
People's Insurance Co. Group of China Ltd. Class A	19,600	13,826
People's Insurance Co. Group of China Ltd. Class H (a)	700,000	240,285
PetroChina Co. Ltd. Class A	38,000	53,714
PetroChina Co. Ltd. Class H	1,650,000	1,669,570
Pharmaron Beijing Co. Ltd. Class A	4,275	10,879
PICC Property & Casualty Co. Ltd. Class H (a)	549,000	682,084
Ping An Bank Co. Ltd. Class A	36,100	50,188
Ping An Insurance Group Co. of China Ltd. Class A	18,300	103,671
Ping An Insurance Group Co. of China Ltd. Class H	526,000	2,384,968
Piotech, Inc. Class A	630	10,364

See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Poly Developments & Holdings Group Co. Ltd. Class A (a)	20,200	$24,237
Pop Mart International Group Ltd. (c)	37,400	183,230
Postal Savings Bank of China Co. Ltd. Class A	59,800	41,527
Postal Savings Bank of China Co. Ltd. Class H (c) (d)	628,000	368,399
Power Construction Corp. of China Ltd. Class A	29,600	22,664
Qifu Technology, Inc. ADR	8,900	175,597
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	12,600	30,116
Rongsheng Petrochemical Co. Ltd. Class A	15,955	21,111
SAIC Motor Corp. Ltd. Class A	17,400	33,032
Sailun Group Co. Ltd. Class A	7,600	14,574
Sanan Optoelectronics Co. Ltd. Class A	11,500	18,461
Sangfor Technologies, Inc. Class A	750	5,191
Sany Heavy Industry Co. Ltd. Class A	12,455	28,148
Satellite Chemical Co. Ltd. Class A	7,186	17,697
SDIC Capital Co. Ltd. Class A (a)	14,600	11,299
SDIC Power Holdings Co. Ltd. Class A	11,000	27,482
Seres Group Co. Ltd. Class A (a)	3,400	42,434
SF Holding Co. Ltd. Class A	8,900	43,507
SG Micro Corp. Class A	877	9,944
Shaanxi Coal Industry Co. Ltd. Class A	17,700	62,476
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (a)	5,000	6,821
Shandong Gold Mining Co. Ltd. Class A	8,128	30,482
Shandong Gold Mining Co. Ltd. Class H (c)	57,750	114,947
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	4,250	15,508
Shandong Linglong Tyre Co. Ltd. Class A	4,800	12,077
Shandong Nanshan Aluminum Co. Ltd. Class A	28,089	14,658
Shandong Sun Paper Industry JSC Ltd. Class A	3,900	7,452
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	198,800	94,722
Shanghai Aiko Solar Energy Co. Ltd. Class A (a)	4,200	5,206
Shanghai Baosight Software Co. Ltd. Class A	3,000	13,120
Shanghai Baosight Software Co. Ltd. Class B	54,878	88,847
Security Description	Shares	Value
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	259	$6,547
Shanghai Construction Group Co. Ltd. Class A	21,900	6,449
Shanghai Electric Group Co. Ltd. Class A (a)	19,800	10,034
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	4,820	14,617
Shanghai International Airport Co. Ltd. Class A (a)	2,968	13,111
Shanghai International Port Group Co. Ltd. Class A	16,300	12,905
Shanghai Jinjiang International Hotels Co. Ltd. Class A (a)	2,700	8,498
Shanghai Lingang Holdings Corp. Ltd. Class A (a)	6,900	8,610
Shanghai M&G Stationery, Inc. Class A	1,600	6,855
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,700	7,067
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	56,600	85,109
Shanghai Pudong Development Bank Co. Ltd. Class A	51,900	58,505
Shanghai Putailai New Energy Technology Co. Ltd. Class A	6,554	12,685
Shanghai RAAS Blood Products Co. Ltd. Class A	18,500	19,815
Shanghai Rural Commercial Bank Co. Ltd. Class A	22,000	20,250
Shanghai United Imaging Healthcare Co. Ltd. Class A	1,465	22,013
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	13,000	9,170
Shanxi Coal International Energy Group Co. Ltd. Class A	4,500	9,011
Shanxi Coking Coal Energy Group Co. Ltd. Class A (a)	13,200	18,641
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	4,600	11,423
Shanxi Meijin Energy Co. Ltd. Class A (a)	16,200	10,562
Shanxi Taigang Stainless Steel Co. Ltd. Class A (a)	22,800	10,555
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (a)	2,380	68,745
Shede Spirits Co. Ltd. Class A	800	6,210
Shenergy Co. Ltd. Class A	11,200	13,546
Shengyi Technology Co. Ltd. Class A	6,000	17,308
Shennan Circuits Co. Ltd. Class A	960	13,908
Shenwan Hongyuan Group Co. Ltd. Class A	41,500	24,499
Shenzhen Capchem Technology Co. Ltd. Class A	1,000	3,912

See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Shenzhen Energy Group Co. Ltd. Class A	12,700	$12,699
Shenzhen Inovance Technology Co. Ltd. Class A	3,350	23,539
Shenzhen Kangtai Biological Products Co. Ltd. Class A	3,918	8,377
Shenzhen Kedali Industry Co. Ltd. Class A	300	3,139
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,300	91,646
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,200	11,085
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	3,600	13,131
Shenzhen Transsion Holdings Co. Ltd. Class A	2,021	21,188
Shenzhou International Group Holdings Ltd.	65,400	640,396
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	5,400	11,339
Sichuan Chuantou Energy Co. Ltd. Class A	10,000	25,682
Sichuan Hebang Biotechnology Co. Ltd. Class A (a)	11,800	2,667
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	2,300	9,555
Sichuan Road & Bridge Group Co. Ltd. Class A (a)	13,300	14,373
Sichuan Swellfun Co. Ltd. Class A	1,600	8,247
Sieyuan Electric Co. Ltd. Class A	1,200	10,996
Silergy Corp.	26,000	370,266
Sinolink Securities Co. Ltd. Class A (a)	8,500	8,790
Sinoma Science & Technology Co. Ltd. Class A	6,300	11,132
Sinomine Resource Group Co. Ltd. Class A	2,380	8,737
Sinopharm Group Co. Ltd. Class H	109,600	291,288
Sinotruk Hong Kong Ltd.	58,000	150,806
Smoore International Holdings Ltd. (c) (d)	148,000	179,517
Songcheng Performance Development Co. Ltd. Class A	3,940	4,333
SooChow Securities Co. Ltd. Class A	15,600	12,607
Southwest Securities Co. Ltd. Class A	3,100	1,520
Spring Airlines Co. Ltd. Class A (a)	2,200	16,974
StarPower Semiconductor Ltd. Class A	840	9,907
Security Description	Shares	Value
Sungrow Power Supply Co. Ltd. Class A	3,500	$29,737
Sunny Optical Technology Group Co. Ltd.	56,300	347,936
Sunresin New Materials Co. Ltd. Class A (a)	1,100	6,292
Sunwoda Electronic Co. Ltd. Class A	6,200	12,883
SUPCON Technology Co. Ltd. Class A	1,654	8,541
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	2,700	7,655
Suzhou Maxwell Technologies Co. Ltd. Class A	921	15,072
Suzhou TFC Optical Communication Co. Ltd. Class A	1,260	15,260
TAL Education Group ADR (a)	34,500	368,115
TBEA Co. Ltd. Class A	12,073	22,936
TCL Technology Group Corp. Class A	33,220	19,657
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	11,250	13,329
Tencent Holdings Ltd.	522,400	24,917,611
Tencent Music Entertainment Group ADR	58,400	820,520
Thunder Software Technology Co. Ltd. Class A	1,400	8,742
Tianqi Lithium Corp. Class A	3,600	14,748
Tianshan Aluminum Group Co. Ltd. Class A	3,000	3,332
Tianshui Huatian Technology Co. Ltd. Class A	9,100	10,158
Tingyi Cayman Islands Holding Corp.	158,000	190,432
Tongcheng Travel Holdings Ltd.	100,400	199,838
TongFu Microelectronics Co. Ltd. Class A	1,500	4,600
Tongkun Group Co. Ltd. Class A (a)	7,400	16,177
Tongling Nonferrous Metals Group Co. Ltd. Class A	17,900	8,851
Tongwei Co. Ltd. Class A	7,500	19,631
Topsports International Holdings Ltd. (c)	148,000	78,669
TravelSky Technology Ltd. Class H	77,000	90,340
Trina Solar Co. Ltd. Class A	6,219	14,413
Trip.com Group Ltd. (a)	43,067	2,066,360
Tsingtao Brewery Co. Ltd. Class A	1,500	14,951
Tsingtao Brewery Co. Ltd. Class H (a)	50,000	333,658
Unigroup Guoxin Microelectronics Co. Ltd. Class A	2,379	17,140

See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Unisplendour Corp. Ltd. Class A	5,360	$16,408
Vipshop Holdings Ltd. ADR	28,288	368,310
Walvax Biotechnology Co. Ltd. Class A	4,400	6,858
Wanda Film Holding Co. Ltd. Class A (a)	5,000	8,280
Wanhua Chemical Group Co. Ltd. Class A	6,200	68,668
Want Want China Holdings Ltd.	382,000	230,940
Weichai Power Co. Ltd. Class A	11,000	24,468
Weichai Power Co. Ltd. Class H	156,000	298,517
Weihai Guangwei Composites Co. Ltd. Class A (a)	1,280	4,353
Wens Foodstuffs Group Co. Ltd. Class A	14,240	38,658
Western Mining Co. Ltd. Class A	5,400	13,277
Western Securities Co. Ltd. Class A	14,600	12,379
Western Superconducting Technologies Co. Ltd. Class A (a)	1,083	5,684
Will Semiconductor Co. Ltd. Shanghai Class A	2,275	30,964
Wingtech Technology Co. Ltd. Class A (a)	3,000	11,608
Wintime Energy Group Co. Ltd. Class A (a)	50,600	8,178
Wuchan Zhongda Group Co. Ltd. Class A	20,300	12,067
Wuhan Guide Infrared Co. Ltd. Class A	13,249	10,689
Wuliangye Yibin Co. Ltd. Class A (a)	7,100	124,518
WUS Printed Circuit Kunshan Co. Ltd. Class A	4,180	20,898
WuXi AppTec Co. Ltd. Class A	4,733	25,406
WuXi AppTec Co. Ltd. Class H (c)	29,291	109,550
Wuxi Biologics Cayman, Inc. (a) (c)	301,500	445,643
XCMG Construction Machinery Co. Ltd. Class A (a)	19,700	19,293
Xiamen C & D, Inc. Class A	11,400	13,944
Xiamen Faratronic Co. Ltd. Class A	400	4,174
Xiamen Tungsten Co. Ltd. Class A	4,600	10,869
Xiaomi Corp. Class B (a) (c)	1,202,700	2,538,681
Xinjiang Daqo New Energy Co. Ltd. Class A	4,059	11,336
Xinyi Solar Holdings Ltd.	394,089	198,372
XPeng, Inc. Class A (a) (d)	99,300	375,838
Yadea Group Holdings Ltd. (c) (d)	90,000	113,777
Yankuang Energy Group Co. Ltd. Class A	9,150	28,487
Yankuang Energy Group Co. Ltd. Class H (d)	234,000	334,483
Security Description	Shares	Value
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	600	$2,883
Yealink Network Technology Corp. Ltd. Class A	3,500	17,627
Yifeng Pharmacy Chain Co. Ltd. Class A	2,139	7,193
Yihai Kerry Arawana Holdings Co. Ltd. Class A	2,900	10,864
Yintai Gold Co. Ltd. Class A	3,460	7,720
YongXing Special Materials Technology Co. Ltd. Class A	1,040	5,097
Yonyou Network Technology Co. Ltd. Class A (a)	6,878	9,421
Youngor Fashion Co. Ltd. Class A	5,400	5,266
YTO Express Group Co. Ltd. Class A	9,900	21,221
Yum China Holdings, Inc.	30,600	943,704
Yunda Holding Co. Ltd. Class A	9,360	9,923
Yunnan Aluminium Co. Ltd. Class A	5,200	9,622
Yunnan Baiyao Group Co. Ltd. Class A	3,078	21,565
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	1,100	7,280
Yunnan Energy New Material Co. Ltd. Class A	2,400	10,404
Yunnan Tin Co. Ltd. Class A	1,400	2,970
Yunnan Yuntianhua Co. Ltd. Class A	2,500	6,650
Yutong Bus Co. Ltd. Class A	5,000	17,669
Zangge Mining Co. Ltd. Class A	1,600	5,275
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	1,100	31,214
Zhaojin Mining Industry Co. Ltd. Class H	120,500	202,186
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	18,300	8,597
Zhejiang China Commodities City Group Co. Ltd. Class A	13,400	13,619
Zhejiang Chint Electrics Co. Ltd. Class A	5,100	13,314
Zhejiang Dahua Technology Co. Ltd. Class A	7,500	15,882
Zhejiang Dingli Machinery Co. Ltd. Class A	160	1,324
Zhejiang Expressway Co. Ltd. Class H	134,840	91,017
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	5,830	13,615
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,880	11,761
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	3,100	12,199
Zhejiang Juhua Co. Ltd. Class A	4,200	13,881
Zhejiang Leapmotor Technology Co. Ltd. (a) (c) (d)	40,000	137,306

See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Zhejiang Longsheng Group Co. Ltd. Class A	7,400	$8,707
Zhejiang NHU Co. Ltd. Class A	6,516	17,136
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	4,100	10,715
Zhejiang Supor Co. Ltd. Class A	1,300	8,921
Zhejiang Weiming Environment Protection Co. Ltd. Class A	4,330	12,206
Zhejiang Weixing New Building Materials Co. Ltd. Class A	5,100	10,772
Zhejiang Zheneng Electric Power Co. Ltd. Class A (a)	25,500	24,833
Zheshang Securities Co. Ltd. Class A	11,100	16,298
Zhongji Innolight Co. Ltd. Class A	1,960	37,016
Zhongjin Gold Corp. Ltd. Class A	11,000	22,299
Zhongsheng Group Holdings Ltd.	66,500	97,271
Zhongtai Securities Co. Ltd. Class A	14,300	11,106
Zhuzhou CRRC Times Electric Co. Ltd. Class H (a)	39,000	153,854
Zijin Mining Group Co. Ltd. Class A	38,500	92,653
Zijin Mining Group Co. Ltd. Class H (d)	422,000	890,765
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	17,400	18,304
ZTE Corp. Class A (a)	8,700	33,330
ZTE Corp. Class H (a)	60,200	133,240
ZTO Express Cayman, Inc. ADR	32,900	682,675
		135,311,837
COLOMBIA — 0.1%
Bancolombia SA	20,314	173,035
Bancolombia SA Preference Shares	35,385	290,994
Interconexion Electrica SA ESP	34,432	151,216
		615,245
CZECH REPUBLIC — 0.1%
CEZ AS (d)	13,025	490,483
Komercni Banka AS	6,081	203,621
Moneta Money Bank AS (c)	20,016	87,537
		781,641
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	181,896	293,124
Eastern Co. SAE	115,508	43,721
Talaat Moustafa Group	72,933	86,387
		423,232
GREECE — 0.5%
Alpha Services & Holdings SA (a)	182,984	298,778
Security Description	Shares	Value
Eurobank Ergasias Services & Holdings SA Class A (a)	209,790	$454,407
FF Group (a) (e)	3,869	—
Hellenic Telecommunications Organization SA	14,609	210,433
Jumbo SA	9,439	271,925
Metlen Energy & Metals SA	8,621	322,091
Motor Oil Hellas Corinth Refineries SA	5,601	140,707
National Bank of Greece SA (a)	62,763	523,601
OPAP SA	14,999	235,341
Piraeus Financial Holdings SA (a)	85,505	312,126
Public Power Corp. SA (a)	16,269	195,984
		2,965,393
HONG KONG — 0.1%
China Huishan Dairy Holdings Co. Ltd. (a) (e)	406,100	—
Orient Overseas International Ltd.	10,500	170,396
Sino Biopharmaceutical Ltd.	808,000	276,323
		446,719
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	35,201	274,932
OTP Bank Nyrt	17,895	889,927
Richter Gedeon Nyrt	11,432	297,212
		1,462,071
INDIA — 19.2%
ABB India Ltd.	4,258	433,569
Adani Enterprises Ltd.	13,047	497,104
Adani Green Energy Ltd. (a)	25,015	536,613
Adani Ports & Special Economic Zone Ltd.	42,164	747,385
Adani Power Ltd. (a)	61,479	529,801
Ambuja Cements Ltd.	46,764	375,879
APL Apollo Tubes Ltd.	13,387	249,687
Apollo Hospitals Enterprise Ltd.	7,951	589,807
Ashok Leyland Ltd.	118,117	342,633
Asian Paints Ltd.	30,447	1,065,093
Astral Ltd.	10,341	295,246
AU Small Finance Bank Ltd. (c)	29,123	234,713
Aurobindo Pharma Ltd.	19,618	284,104
Avenue Supermarts Ltd. (a) (c)	12,971	733,695
Axis Bank Ltd.	179,436	2,722,607
Bajaj Auto Ltd.	5,296	603,457
Bajaj Finance Ltd.	21,808	1,860,901
Bajaj Finserv Ltd.	30,241	575,953
Bajaj Holdings & Investment Ltd.	2,162	221,321
Balkrishna Industries Ltd.	6,192	239,772
Bandhan Bank Ltd. (c)	61,945	151,379
Bank of Baroda	83,872	277,000
Bharat Electronics Ltd.	284,179	1,042,487
Bharat Forge Ltd.	20,696	414,565
Bharat Heavy Electricals Ltd.	84,567	305,105
Bharat Petroleum Corp. Ltd. (b)	60,325	219,886

See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Bharat Petroleum Corp. Ltd. (a) (b)	60,325	$219,886
Bharti Airtel Ltd.	178,244	3,086,713
Bosch Ltd.	590	241,161
Britannia Industries Ltd. (a)	8,560	562,083
Canara Bank	145,065	207,836
CG Power & Industrial Solutions Ltd.	49,231	416,047
Cholamandalam Investment & Finance Co. Ltd.	33,397	570,117
Cipla Ltd.	41,555	737,936
Coal India Ltd.	122,957	697,672
Colgate-Palmolive India Ltd.	10,542	359,436
Container Corp. of India Ltd.	19,735	246,701
Cummins India Ltd.	10,584	503,494
Dabur India Ltd.	42,690	307,527
Divi's Laboratories Ltd.	9,115	502,433
DLF Ltd.	58,681	580,389
Dr Reddy's Laboratories Ltd.	9,306	714,499
Eicher Motors Ltd.	10,821	606,398
GAIL India Ltd.	182,954	481,698
GMR Airports Infrastructure Ltd. (a)	195,153	226,004
Godrej Consumer Products Ltd.	31,257	515,724
Godrej Properties Ltd. (a)	10,060	387,006
Grasim Industries Ltd.	20,817	666,656
Havells India Ltd.	19,899	434,885
HCL Technologies Ltd.	75,446	1,320,593
HDFC Asset Management Co. Ltd. (c)	7,231	346,282
HDFC Bank Ltd.	222,305	4,488,888
HDFC Life Insurance Co. Ltd. (c)	76,375	545,009
Hero MotoCorp Ltd.	9,487	634,791
Hindalco Industries Ltd.	107,740	896,094
Hindustan Aeronautics Ltd.	15,582	983,691
Hindustan Petroleum Corp. Ltd. (b)	46,049	183,395
Hindustan Petroleum Corp. Ltd. (a) (b)	23,024	91,698
Hindustan Unilever Ltd.	64,394	1,909,754
ICICI Bank Ltd.	411,400	5,918,338
ICICI Lombard General Insurance Co. Ltd. (c)	17,840	382,858
ICICI Prudential Life Insurance Co. Ltd. (c)	29,046	210,981
IDFC First Bank Ltd. (a)	278,446	274,347
Indian Hotels Co. Ltd.	67,836	508,480
Indian Oil Corp. Ltd.	224,338	445,596
Indian Railway Catering & Tourism Corp. Ltd.	19,421	230,397
Indus Towers Ltd. (a)	64,874	291,977
IndusInd Bank Ltd.	22,839	401,112
Info Edge India Ltd.	5,637	458,724
Infosys Ltd.	262,704	4,935,890
InterGlobe Aviation Ltd. (a) (c)	13,747	697,056
ITC Ltd.	237,963	1,212,538
Security Description	Shares	Value
Jindal Stainless Ltd.	26,374	$260,142
Jindal Steel & Power Ltd.	28,740	359,959
Jio Financial Services Ltd. (a)	221,846	952,830
JSW Energy Ltd.	27,956	246,244
JSW Steel Ltd.	46,723	521,930
Jubilant Foodworks Ltd.	28,916	195,316
Kotak Mahindra Bank Ltd.	85,976	1,858,453
Larsen & Toubro Ltd.	52,846	2,248,795
LTIMindtree Ltd. (c)	7,158	462,254
Lupin Ltd.	18,510	359,900
Macrotech Developers Ltd. (c)	24,022	433,138
Mahindra & Mahindra Ltd.	73,233	2,517,564
Mankind Pharma Ltd. (a)	8,006	204,424
Marico Ltd.	38,493	282,971
Maruti Suzuki India Ltd.	11,112	1,603,599
Max Healthcare Institute Ltd.	61,430	692,959
Mphasis Ltd.	6,266	184,593
MRF Ltd.	190	294,975
Muthoot Finance Ltd.	8,683	186,999
Nestle India Ltd.	26,933	824,147
NHPC Ltd.	242,154	292,429
NMDC Ltd.	83,056	245,072
NTPC Ltd.	342,361	1,553,378
Oil & Natural Gas Corp. Ltd.	251,228	826,104
Page Industries Ltd.	493	231,162
PB Fintech Ltd. (a)	23,601	395,461
Persistent Systems Ltd.	7,858	399,692
Petronet LNG Ltd.	60,042	237,792
Phoenix Mills Ltd.	7,897	339,821
PI Industries Ltd.	6,087	277,296
Pidilite Industries Ltd.	12,298	465,882
Polycab India Ltd. (a)	4,229	341,794
Power Finance Corp. Ltd.	118,556	689,690
Power Grid Corp. of India Ltd.	364,765	1,447,687
Punjab National Bank	178,608	264,011
REC Ltd.	105,081	662,084
Reliance Industries Ltd.	240,226	9,019,332
Samvardhana Motherson International Ltd.	218,133	497,831
SBI Cards & Payment Services Ltd.	22,795	198,078
SBI Life Insurance Co. Ltd. (c)	35,616	637,233
Shree Cement Ltd.	726	242,649
Shriram Finance Ltd.	21,861	763,283
Siemens Ltd.	6,842	632,159
Solar Industries India Ltd. (a)	2,178	261,733
Sona Blw Precision Forgings Ltd. (c)	32,975	253,479
SRF Ltd.	11,702	341,858
State Bank of India	139,936	1,424,658
Sun Pharmaceutical Industries Ltd.	74,896	1,365,979
Sundaram Finance Ltd.	5,354	301,249
Supreme Industries Ltd.	5,122	365,836
Suzlon Energy Ltd. (a)	767,588	486,580
Tata Communications Ltd. (a)	9,113	202,664

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Tata Consultancy Services Ltd.	71,133	$3,330,402
Tata Consumer Products Ltd.	45,186	594,686
Tata Elxsi Ltd.	2,802	235,262
Tata Motors Ltd.	130,400	1,547,755
Tata Motors Ltd. Class A	37,118	296,276
Tata Power Co. Ltd. (a)	110,233	582,445
Tata Steel Ltd.	583,762	1,218,173
Tech Mahindra Ltd.	42,503	729,056
Thermax Ltd.	3,335	214,008
Titan Co. Ltd.	28,193	1,150,947
Torrent Pharmaceuticals Ltd.	8,230	275,490
Torrent Power Ltd.	13,473	242,098
Trent Ltd.	14,476	951,297
Tube Investments of India Ltd.	8,427	430,433
TVS Motor Co. Ltd.	18,160	515,013
UltraTech Cement Ltd.	9,170	1,283,102
Union Bank of India Ltd.	119,852	196,463
United Spirits Ltd.	22,842	349,666
UPL Ltd.	36,261	248,234
Varun Beverages Ltd.	36,242	708,216
Vedanta Ltd.	89,968	489,827
Wipro Ltd.	103,203	637,195
Yes Bank Ltd. (a)	1,156,359	328,516
Zomato Ltd. (a)	525,171	1,263,119
		114,363,379
INDONESIA — 1.6%
Adaro Energy Indonesia Tbk. PT	1,161,000	197,813
Amman Mineral Internasional PT (a)	529,300	355,560
Aneka Tambang Tbk. PT	647,100	49,397
Astra International Tbk. PT	1,593,100	433,907
Bank Central Asia Tbk. PT	4,416,400	2,676,810
Bank Mandiri Persero Tbk. PT	2,963,400	1,112,972
Bank Negara Indonesia Persero Tbk. PT	1,179,000	335,520
Bank Rakyat Indonesia Persero Tbk. PT	5,464,413	1,535,041
Barito Pacific Tbk. PT	2,281,671	137,945
Chandra Asri Pacific Tbk. PT	626,500	352,944
Charoen Pokphand Indonesia Tbk. PT	589,500	182,700
GoTo Gojek Tokopedia Tbk. PT (a)	69,138,500	211,110
Indah Kiat Pulp & Paper Tbk. PT	207,500	112,779
Indofood CBP Sukses Makmur Tbk. PT	183,600	115,486
Indofood Sukses Makmur Tbk. PT	362,300	134,411
Kalbe Farma Tbk. PT	1,698,100	158,144
Merdeka Copper Gold Tbk. PT (a)	815,524	118,531
Sumber Alfaria Trijaya Tbk. PT	1,433,600	240,757
Telkom Indonesia Persero Tbk. PT	3,951,000	755,214
Unilever Indonesia Tbk. PT	577,400	106,488
Security Description	Shares	Value
United Tractors Tbk. PT	115,800	$155,402
		9,478,931
KUWAIT — 0.7%
Boubyan Bank KSCP	119,521	220,534
Gulf Bank KSCP	152,632	141,810
Kuwait Finance House KSCP	816,630	1,890,162
Mabanee Co. KPSC	57,482	155,721
Mobile Telecommunications Co. KSCP	156,802	227,472
National Bank of Kuwait SAKP	634,111	1,781,919
		4,417,618
LUXEMBOURG — 0.1%
Reinet Investments SCA	11,061	278,342
MALAYSIA — 1.4%
AMMB Holdings Bhd.	184,900	168,144
Axiata Group Bhd.	216,093	119,555
CELCOMDIGI Bhd.	287,100	223,959
CIMB Group Holdings Bhd.	549,736	792,412
Gamuda Bhd.	152,686	212,967
Genting Bhd.	165,600	165,337
Genting Malaysia Bhd.	251,800	136,108
Hong Leong Bank Bhd.	50,500	205,533
IHH Healthcare Bhd.	176,800	236,108
Inari Amertron Bhd.	221,800	173,961
IOI Corp. Bhd.	200,400	157,177
Kuala Lumpur Kepong Bhd.	39,598	173,249
Malayan Banking Bhd.	433,977	916,250
Malaysia Airports Holdings Bhd.	72,680	152,524
Maxis Bhd.	181,300	135,663
MISC Bhd.	107,000	193,246
MR DIY Group M Bhd. (c)	217,850	89,588
Nestle Malaysia Bhd.	5,400	139,078
Petronas Chemicals Group Bhd.	221,000	295,604
Petronas Dagangan Bhd.	23,300	86,137
Petronas Gas Bhd.	63,600	240,244
PPB Group Bhd.	51,020	154,655
Press Metal Aluminium Holdings Bhd.	291,200	355,551
Public Bank Bhd.	1,154,900	984,144
QL Resources Bhd.	86,700	119,827
RHB Bank Bhd.	123,851	144,657
SD Guthrie Bhd.	159,036	142,264
Sime Darby Bhd.	229,569	127,498
Telekom Malaysia Bhd.	91,961	131,777
Tenaga Nasional Bhd.	210,300	614,294
YTL Corp. Bhd.	265,400	194,092
YTL Power International Bhd.	197,100	201,383
		8,182,986
MEXICO — 2.2%
Alfa SAB de CV Class A (d)	218,700	127,856
America Movil SAB de CV (d)	1,455,721	1,239,538
Arca Continental SAB de CV (d)	40,400	396,389
Banco del Bajio SA (c) (d)	55,400	168,180
Cemex SAB de CV (d)	1,166,217	746,843

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Coca-Cola Femsa SAB de CV	39,535	$339,168
Fibra Uno Administracion SA de CV REIT	226,458	278,405
Fomento Economico Mexicano SAB de CV	151,880	1,634,877
Gruma SAB de CV Class B (d)	14,445	263,684
Grupo Aeroportuario del Centro Norte SAB de CV	20,600	174,800
Grupo Aeroportuario del Pacifico SAB de CV Class B (d)	29,585	463,025
Grupo Aeroportuario del Sureste SAB de CV Class B (d)	14,180	427,133
Grupo Bimbo SAB de CV (d)	100,115	353,746
Grupo Carso SAB de CV (d)	43,904	301,953
Grupo Financiero Banorte SAB de CV Class O	203,903	1,589,697
Grupo Financiero Inbursa SAB de CV Class O (a) (d)	143,526	341,203
Grupo Mexico SAB de CV	243,836	1,312,291
Industrias Penoles SAB de CV (a) (d)	15,395	200,167
Kimberly-Clark de Mexico SAB de CV Class A (d)	110,789	191,763
Operadora De Sites Mexicanos SAB de CV (d)	82,000	73,948
Orbia Advance Corp. SAB de CV (d)	72,910	101,796
Prologis Property Mexico SA de CV REIT	57,488	187,943
Promotora y Operadora de Infraestructura SAB de CV	13,215	122,325
Southern Copper Corp. (d)	6,636	714,963
Wal-Mart de Mexico SAB de CV	410,194	1,396,663
		13,148,356
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR	12,100	205,095
Credicorp Ltd.	5,300	855,049
		1,060,144
PHILIPPINES — 0.5%
Ayala Corp.	19,835	196,966
Ayala Land, Inc.	551,700	268,277
Bank of the Philippine Islands	149,511	303,823
BDO Unibank, Inc.	191,118	418,047
International Container Terminal Services, Inc.	82,030	489,585
JG Summit Holdings, Inc.	217,550	96,695
Jollibee Foods Corp.	37,040	142,829
Manila Electric Co.	22,390	139,820
Metropolitan Bank & Trust Co.	147,877	170,436
PLDT, Inc.	6,026	147,748
SM Investments Corp.	17,650	250,104
SM Prime Holdings, Inc.	814,100	393,097
Universal Robina Corp.	73,980	140,364
		3,157,791
Security Description	Shares	Value
POLAND — 1.0%
Allegro.eu SA (a) (c)	46,877	$439,612
Bank Polska Kasa Opieki SA	14,506	606,213
Budimex SA	995	172,514
CD Projekt SA (d)	5,222	180,494
Dino Polska SA (a) (c)	3,949	399,021
KGHM Polska Miedz SA	11,108	415,440
LPP SA	90	382,607
mBank SA (a)	1,196	189,513
ORLEN SA	45,937	773,492
PGE Polska Grupa Energetyczna SA (a)	72,259	129,022
Powszechna Kasa Oszczednosci Bank Polski SA	69,982	1,095,327
Powszechny Zaklad Ubezpieczen SA	47,738	612,036
Santander Bank Polska SA	2,831	381,124
		5,776,415
QATAR — 0.8%
Barwa Real Estate Co.	175,564	132,360
Commercial Bank PSQC	252,941	297,957
Dukhan Bank	151,529	157,189
Industries Qatar QSC	119,785	421,106
Masraf Al Rayan QSC	456,954	292,797
Mesaieed Petrochemical Holding Co.	457,383	206,771
Ooredoo QPSC	63,993	179,272
Qatar Electricity & Water Co. QSC	33,938	145,874
Qatar Fuel QSC	47,823	195,574
Qatar Gas Transport Co. Ltd.	208,491	268,101
Qatar International Islamic Bank QSC	79,002	216,979
Qatar Islamic Bank QPSC	141,306	721,860
Qatar National Bank QPSC	369,864	1,484,129
		4,719,969
ROMANIA — 0.1%
NEPI Rockcastle NV	45,615	328,173
RUSSIA — 0.0%
Alrosa PJSC (e)	308,085	—
Gazprom PJSC (a) (e)	1,420,638	—
GMK Norilskiy Nickel PAO (e)	757,200	—
Inter RAO UES PJSC (e)	4,533,728	—
LUKOIL PJSC (e)	49,922	—
Mobile TeleSystems PJSC (a) (e)	13,301	—
Mobile TeleSystems PJSC ADR (a) (e)	48,094	—
Moscow Exchange MICEX-Rates PJSC (e)	172,751	—
Novatek PJSC (e)	91,850	—
Novatek PJSC GDR (a) (e)	1,745	—
Novolipetsk Steel PJSC (e)	181,543	—
Ozon Holdings PLC ADR (a) (d) (e)	6,064	—

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
PhosAgro PJSC (e)	106	$—
PhosAgro PJSC GDR (a) (e)	16,519	—
Polyus PJSC (a) (e)	4,021	—
Rosneft Oil Co. PJSC (e)	140,958	—
Sberbank of Russia PJSC (a) (e)	1,296,064	—
Severstal PAO (e)	25,372	—
Surgutneftegas PJSC (e)	874,000	—
Surgutneftegas PJSC Preference Shares (e)	807,200	—
Tatneft PJSC (e)	170,112	—
TCS Group Holding PLC GDR (a) (e)	346	—
United Co. RUSAL International PJSC (a) (e)	365,310	—
VK IPJSC GDR (a) (e)	12,460	—
VTB Bank PJSC (a) (e)	380,650,000	—
Yandex NV Class A (a) (e)	14,783	—
		—
SAUDI ARABIA — 3.9%
ACWA Power Co.	11,631	1,098,118
Ades Holding Co. (a)	27,207	145,912
Advanced Petrochemical Co. (a)	9,937	102,109
Al Rajhi Bank	155,034	3,367,969
Alinma Bank	97,824	810,941
Almarai Co. JSC	19,556	295,561
Arab National Bank	70,740	382,022
Arabian Internet & Communications Services Co.	1,840	143,410
Bank AlBilad	48,217	418,988
Bank Al-Jazira (a)	39,896	175,468
Banque Saudi Fransi	46,500	440,012
Bupa Arabia for Cooperative Insurance Co.	6,437	440,961
Co. for Cooperative Insurance	5,885	226,829
Dallah Healthcare Co.	2,883	122,187
Dar Al Arkan Real Estate Development Co. (a)	40,413	127,112
Dr Sulaiman Al Habib Medical Services Group Co.	6,960	535,413
Elm Co.	1,898	433,672
Etihad Etisalat Co.	29,844	424,797
Jarir Marketing Co.	47,559	160,744
Mobile Telecommunications Co. Saudi Arabia	34,715	108,450
Mouwasat Medical Services Co.	7,874	254,379
Nahdi Medical Co.	3,184	111,859
Power & Water Utility Co. for Jubail & Yanbu	6,342	102,612
Riyad Bank	117,352	814,858
SABIC Agri-Nutrients Co.	18,411	553,567
Sahara International Petrochemical Co.	28,946	225,297
SAL Saudi Logistics Services	1,905	153,249
Saudi Arabian Mining Co. (a)	102,624	1,177,621
Security Description	Shares	Value
Saudi Arabian Oil Co. (c)	287,130	$2,120,029
Saudi Aramco Base Oil Co.	4,183	146,510
Saudi Awwal Bank	80,414	828,447
Saudi Basic Industries Corp.	71,189	1,394,709
Saudi Electricity Co.	65,915	289,199
Saudi Industrial Investment Group	29,837	167,493
Saudi Investment Bank	48,717	166,736
Saudi Kayan Petrochemical Co. (a)	59,287	128,163
Saudi National Bank	232,552	2,274,938
Saudi Research & Media Group (a)	2,951	162,826
Saudi Tadawul Group Holding Co.	3,886	258,128
Saudi Telecom Co.	158,198	1,581,305
Savola Group (a)	21,256	264,878
Yanbu National Petrochemical Co.	22,120	216,094
		23,353,572
SOUTH AFRICA — 2.7%
Absa Group Ltd.	67,078	582,065
Anglo American Platinum Ltd.	5,416	178,473
Aspen Pharmacare Holdings Ltd.	29,790	380,630
Bid Corp. Ltd.	26,505	616,713
Bidvest Group Ltd.	27,393	426,707
Capitec Bank Holdings Ltd.	6,899	993,290
Clicks Group Ltd. (d)	18,784	354,242
Discovery Ltd.	43,592	321,545
Exxaro Resources Ltd.	19,341	188,538
FirstRand Ltd.	399,335	1,681,756
Gold Fields Ltd.	70,796	1,060,079
Harmony Gold Mining Co. Ltd.	44,978	413,940
Impala Platinum Holdings Ltd.	70,857	352,228
Kumba Iron Ore Ltd. (d)	5,444	131,070
MTN Group Ltd.	135,094	628,416
Naspers Ltd. Class N	14,102	2,754,925
Nedbank Group Ltd.	36,135	507,414
Northam Platinum Holdings Ltd.	29,128	203,066
Old Mutual Ltd.	391,803	265,851
OUTsurance Group Ltd.	64,640	164,326
Pepkor Holdings Ltd. (c) (d)	155,350	159,349
Remgro Ltd.	39,768	296,387
Sanlam Ltd.	139,399	617,753
Sasol Ltd.	45,017	340,463
Shoprite Holdings Ltd.	39,663	616,949
Sibanye Stillwater Ltd.	231,911	250,454
Standard Bank Group Ltd.	106,380	1,228,147
Vodacom Group Ltd.	50,986	272,270
Woolworths Holdings Ltd.	77,113	260,900
		16,247,946
SOUTH KOREA — 12.2%
Alteogen, Inc. (a)	3,070	625,598
Amorepacific Corp.	2,356	286,349

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Celltrion Pharm, Inc. (a)	1,566	$101,025
Celltrion, Inc.	11,981	1,517,100
CJ CheilJedang Corp.	673	188,479
CosmoAM&T Co. Ltd. (a)	1,961	205,431
Coway Co. Ltd.	4,421	206,196
DB Insurance Co. Ltd.	3,700	307,773
Doosan Bobcat, Inc.	4,391	163,646
Doosan Enerbility Co. Ltd. (a)	34,244	500,040
Ecopro BM Co. Ltd. (a)	3,864	513,703
Ecopro Co. Ltd. (a)	7,889	516,381
Ecopro Materials Co. Ltd. (a)	1,112	73,433
Enchem Co. Ltd. (a)	897	146,622
GS Holdings Corp.	3,700	126,066
Hana Financial Group, Inc.	22,707	1,001,318
Hanjin Kal Corp.	2,135	100,197
Hankook Tire & Technology Co. Ltd.	6,026	197,875
Hanmi Pharm Co. Ltd.	558	109,654
Hanmi Semiconductor Co. Ltd.	3,403	425,962
Hanwha Aerospace Co. Ltd.	2,789	505,525
Hanwha Ocean Co. Ltd. (a)	7,324	162,549
Hanwha Solutions Corp.	8,922	178,894
HD Hyundai Co. Ltd.	3,601	194,896
HD Hyundai Electric Co. Ltd.	1,739	391,638
HD Hyundai Heavy Industries Co. Ltd. (a)	1,845	208,693
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	3,210	370,322
HLB, Inc. (a)	9,478	402,806
HMM Co. Ltd.	18,969	270,513
HYBE Co. Ltd.	1,612	237,145
Hyundai Engineering & Construction Co. Ltd.	6,288	146,408
Hyundai Glovis Co. Ltd.	1,452	231,012
Hyundai Mobis Co. Ltd.	4,821	880,844
Hyundai Motor Co.	10,677	2,288,206
Hyundai Motor Co. Preference Shares (b)	2,683	357,084
Hyundai Motor Co. Preference Shares (b)	1,834	242,224
Hyundai Steel Co.	6,705	141,504
Industrial Bank of Korea	22,855	232,784
Kakao Corp.	24,884	734,860
KakaoBank Corp.	13,477	198,753
KB Financial Group, Inc.	30,128	1,718,161
Kia Corp.	20,471	1,922,921
Korea Aerospace Industries Ltd.	5,919	227,902
Korea Electric Power Corp.	19,022	270,440
Korea Investment Holdings Co. Ltd.	3,214	163,444
Korea Zinc Co. Ltd.	680	254,413
Korean Air Lines Co. Ltd.	15,041	254,052
Krafton, Inc. (a)	2,214	452,772
KT Corp.	2,389	64,910
KT&G Corp.	8,185	524,458
Kum Yang Co. Ltd. (a)	2,723	170,126
Security Description	Shares	Value
Kumho Petrochemical Co. Ltd.	1,261	$134,207
L&F Co. Ltd. (a)	2,052	201,697
LG Chem Ltd.	3,921	984,167
LG Chem Ltd. Preference Shares	622	108,901
LG Corp.	7,429	435,000
LG Display Co. Ltd. (a)	24,787	206,543
LG Electronics, Inc.	8,220	662,258
LG Energy Solution Ltd. (a)	3,712	880,471
LG H&H Co. Ltd.	750	188,249
LG Innotek Co. Ltd.	1,138	224,872
LG Uplus Corp.	16,234	115,814
Lotte Chemical Corp.	1,468	122,324
Meritz Financial Group, Inc.	7,846	450,867
Mirae Asset Securities Co. Ltd.	20,433	108,659
NAVER Corp.	10,320	1,251,295
NCSoft Corp.	1,139	148,860
Netmarble Corp. (a) (c)	1,975	77,049
NH Investment & Securities Co. Ltd.	8,529	78,629
Orion Corp.	1,821	121,973
Posco DX Co. Ltd.	4,045	112,696
POSCO Future M Co. Ltd.	2,444	458,971
POSCO Holdings, Inc.	5,715	1,507,116
Posco International Corp.	4,259	202,353
Samsung Biologics Co. Ltd. (a) (c)	1,420	749,975
Samsung C&T Corp.	6,448	665,177
Samsung E&A Co. Ltd. (a)	12,813	224,798
Samsung Electro-Mechanics Co. Ltd.	4,265	489,553
Samsung Electronics Co. Ltd.	377,326	22,340,769
Samsung Electronics Co. Ltd. Preference Shares	64,682	2,988,576
Samsung Fire & Marine Insurance Co. Ltd.	2,433	687,568
Samsung Heavy Industries Co. Ltd. (a)	52,232	354,791
Samsung Life Insurance Co. Ltd.	6,339	407,556
Samsung SDI Co. Ltd.	4,369	1,123,593
Samsung SDS Co. Ltd.	3,429	369,928
Shinhan Financial Group Co. Ltd.	34,375	1,202,438
SK Biopharmaceuticals Co. Ltd. (a)	2,424	136,477
SK Bioscience Co. Ltd. (a)	2,195	83,877
SK Hynix, Inc.	43,063	7,398,765
SK IE Technology Co. Ltd. (a) (c)	2,258	72,341
SK Innovation Co. Ltd. (a)	5,025	423,830
SK Square Co. Ltd. (a)	7,720	560,843
SK Telecom Co. Ltd.	4,278	160,056
SK, Inc.	2,898	333,275
SKC Co. Ltd. (a)	1,467	179,685
S-Oil Corp.	3,600	173,919
Woori Financial Group, Inc.	47,208	503,804

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Yuhan Corp.	4,421	$259,832
		72,387,504
TAIWAN — 19.3%
Accton Technology Corp.	40,000	684,309
Acer, Inc.	227,000	327,819
Advantech Co. Ltd.	36,697	418,535
Alchip Technologies Ltd.	6,000	454,048
ASE Technology Holding Co. Ltd.	261,307	1,357,219
Asia Cement Corp.	185,000	250,058
Asia Vital Components Co. Ltd.	26,000	613,104
Asustek Computer, Inc.	56,000	859,640
AUO Corp.	535,200	293,654
Catcher Technology Co. Ltd.	47,000	336,113
Cathay Financial Holding Co. Ltd. (a)	757,634	1,377,877
Chailease Holding Co. Ltd.	110,682	523,702
Chang Hwa Commercial Bank Ltd.	442,875	251,870
Cheng Shin Rubber Industry Co. Ltd.	143,000	217,972
China Airlines Ltd.	232,000	169,487
China Development Financial Holding Corp. (a)	1,263,826	588,252
China Steel Corp.	941,000	670,040
Chunghwa Telecom Co. Ltd. (a)	302,000	1,168,288
Compal Electronics, Inc.	332,000	355,113
CTBC Financial Holding Co. Ltd.	1,381,040	1,611,281
Delta Electronics, Inc.	153,000	1,827,520
E Ink Holdings, Inc.	69,000	535,980
E.Sun Financial Holding Co. Ltd.	1,094,150	962,902
Eclat Textile Co. Ltd.	14,550	237,256
eMemory Technology, Inc. (a)	5,000	396,098
Eva Airways Corp.	210,000	246,952
Evergreen Marine Corp. Taiwan Ltd.	81,300	483,668
Far Eastern New Century Corp.	237,000	257,517
Far EasTone Telecommunications Co. Ltd.	138,000	357,745
Feng TAY Enterprise Co. Ltd.	39,204	187,310
First Financial Holding Co. Ltd.	869,736	753,343
Formosa Chemicals & Fibre Corp. (a)	277,000	430,338
Formosa Petrochemical Corp. (a)	93,000	185,762
Formosa Plastics Corp. (a)	292,000	517,547
Fortune Electric Co. Ltd.	9,000	262,164
Fubon Financial Holding Co. Ltd.	610,554	1,492,438
Gigabyte Technology Co. Ltd.	40,000	376,678
Global Unichip Corp.	7,000	346,316
Globalwafers Co. Ltd.	21,000	348,905
Hon Hai Precision Industry Co. Ltd.	987,800	6,516,012
Hotai Motor Co. Ltd.	24,520	470,121
Security Description	Shares	Value
Hua Nan Financial Holdings Co. Ltd.	679,251	$552,756
Innolux Corp.	704,868	311,788
Inventec Corp.	211,000	362,924
Largan Precision Co. Ltd.	8,000	676,911
Lite-On Technology Corp.	157,958	516,115
MediaTek, Inc.	120,000	5,178,552
Mega Financial Holding Co. Ltd.	896,738	1,116,724
Micro-Star International Co. Ltd.	58,000	318,234
Nan Ya Plastics Corp. (a)	379,000	575,951
Nanya Technology Corp. (a)	100,000	214,848
Nien Made Enterprise Co. Ltd.	14,000	168,303
Novatek Microelectronics Corp.	46,000	859,270
Pegatron Corp.	153,000	492,841
PharmaEssentia Corp. (a)	19,000	327,975
Pou Chen Corp.	177,000	190,959
President Chain Store Corp.	45,000	379,375
Quanta Computer, Inc.	212,000	2,038,870
Realtek Semiconductor Corp.	39,000	656,381
Ruentex Development Co. Ltd.	128,636	172,881
Shanghai Commercial & Savings Bank Ltd.	309,813	439,773
Shin Kong Financial Holding Co. Ltd. (a)	1,030,741	312,639
SinoPac Financial Holdings Co. Ltd.	831,335	650,892
Synnex Technology International Corp.	100,700	226,906
Taishin Financial Holding Co. Ltd.	856,909	497,903
Taiwan Business Bank	494,480	277,408
Taiwan Cooperative Financial Holding Co. Ltd.	792,320	634,999
Taiwan High Speed Rail Corp.	151,000	141,498
Taiwan Mobile Co. Ltd.	143,000	471,649
Taiwan Semiconductor Manufacturing Co. Ltd.	1,948,000	58,004,963
TCC Group Holdings	520,655	548,877
Unimicron Technology Corp.	109,000	604,781
Uni-President Enterprises Corp.	375,000	939,769
United Microelectronics Corp. (a)	881,000	1,512,621
Vanguard International Semiconductor Corp.	72,000	287,410
Voltronic Power Technology Corp.	5,000	296,688
Walsin Lihwa Corp.	220,115	240,867
Wan Hai Lines Ltd.	56,470	154,224
Winbond Electronics Corp.	252,371	199,927
Wistron Corp.	208,000	679,623
Wiwynn Corp.	7,000	570,720
WPG Holdings Ltd.	125,880	348,443
Yageo Corp.	26,871	604,652
Yang Ming Marine Transport Corp.	140,000	321,933
Yuanta Financial Holding Co. Ltd.	809,895	800,121

See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Zhen Ding Technology Holding Ltd.	49,000	$195,598
		114,797,495
THAILAND — 1.3%
Advanced Info Service PCL	90,900	517,695
Airports of Thailand PCL	327,200	514,907
Asset World Corp. PCL	724,900	68,742
Bangkok Dusit Medical Services PCL Class F	899,000	655,310
Bangkok Expressway & Metro PCL	629,499	131,226
Bumrungrad Hospital PCL	48,800	328,458
Central Pattana PCL	165,500	249,169
Central Retail Corp. PCL	154,158	129,174
Charoen Pokphand Foods PCL (a)	270,700	168,922
CP ALL PCL	449,600	673,833
CP Axtra PCL	144,400	107,225
Delta Electronics Thailand PCL	238,500	541,049
Energy Absolute PCL	142,281	43,424
Global Power Synergy PCL	40,416	43,778
Gulf Energy Development PCL	240,260	265,155
Home Product Center PCL	396,300	99,892
Indorama Ventures PCL	101,600	53,987
Intouch Holdings PCL	79,600	155,090
Kasikornbank PCL	41,600	142,266
Krung Thai Bank PCL	288,500	134,433
Krungthai Card PCL	55,900	62,073
Minor International PCL	247,795	202,571
PTT Exploration & Production PCL	112,000	463,901
PTT Global Chemical PCL	157,100	130,569
PTT Oil & Retail Business PCL	257,100	112,095
PTT PCL	797,400	706,193
SCB X PCL	68,100	191,138
SCG Packaging PCL	108,800	100,061
Siam Cement PCL	62,854	385,371
Thai Oil PCL	84,740	122,385
TMBThanachart Bank PCL	2,036,500	94,895
True Corp. PCL (a)	741,274	176,746
		7,771,733
TURKEY — 0.8%
Akbank TAS	248,081	484,682
Aselsan Elektronik Sanayi Ve Ticaret AS	110,694	197,864
BIM Birlesik Magazalar AS	36,757	611,056
Coca-Cola Icecek AS	6,114	154,046
Eregli Demir ve Celik Fabrikalari TAS	108,734	176,616
Ford Otomotiv Sanayi AS	5,663	194,159
Haci Omer Sabanci Holding AS	82,515	242,887
KOC Holding AS	59,819	413,835
Pegasus Hava Tasimaciligi AS (a)	17,233	119,798
Sasa Polyester Sanayi AS (a)	105,935	141,792
Security Description	Shares	Value
Tofas Turk Otomobil Fabrikasi AS	9,917	$102,850
Turk Hava Yollari AO (a)	44,490	419,000
Turkcell Iletisim Hizmetleri AS	97,850	300,264
Turkiye Is Bankasi AS Class C	703,732	340,237
Turkiye Petrol Rafinerileri AS	77,677	392,135
Turkiye Sise ve Cam Fabrikalari AS	111,252	170,355
Yapi ve Kredi Bankasi AS	269,295	277,645
		4,739,221
UNITED ARAB EMIRATES — 1.1%
Abu Dhabi Commercial Bank PJSC	230,826	504,009
Abu Dhabi Islamic Bank PJSC	114,867	362,145
Abu Dhabi National Oil Co. for Distribution PJSC	251,419	232,047
Aldar Properties PJSC	310,727	529,581
Americana Restaurants International PLC	216,227	187,793
Dubai Islamic Bank PJSC	229,000	357,871
Emaar Properties PJSC	526,185	1,174,712
Emirates NBD Bank PJSC	153,094	687,735
Emirates Telecommunications Group Co. PJSC	276,244	1,210,871
First Abu Dhabi Bank PJSC	350,772	1,189,932
Multiply Group PJSC (a)	320,311	178,774
		6,615,470
UNITED KINGDOM — 0.1%
Anglogold Ashanti PLC	33,228	836,650
UNITED STATES — 0.1%
JBS SA (a)	60,900	353,814
Legend Biotech Corp. ADR (a) (d)	5,600	248,024
		601,838
TOTAL COMMON STOCKS (Cost $401,790,031)		581,761,267

RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
Localiza Rent a Car SA (expiring 08/06/24) (a)	733	1,188
CHINA — 0.0% (f)
MMG Ltd. (expiring 07/05/24) (a)	96,000	4,242
TOTAL RIGHTS (Cost $0)		5,430
WARRANTS — 2.5%
SWITZERLAND — 2.5%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 08/31/27) (a)	5,200	6,172,858
UBS AG (expiring 06/04/27) (a)	4,202	4,748,655

See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
UBS AG (expiring 11/26/27) (a)	3,600	$3,960,486
TOTAL WARRANTS (Cost $15,894,439)		14,881,999
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (g) (h)	1,270,187	1,270,568
State Street Navigator Securities Lending Portfolio II (i) (j)	6,200,277	6,200,277
TOTAL SHORT-TERM INVESTMENTS (Cost $7,470,844)		7,470,845
TOTAL INVESTMENTS — 101.5% (Cost $425,155,314)		604,119,541
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(9,117,867)
NET ASSETS — 100.0%		$595,001,674
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.4% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of the shares of the security are on loan at June 30, 2024.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	67	09/20/2024	$3,633,582	$3,645,470	$11,888

During the period ended June 30, 2024, the average notional value related to futures contracts was $7,925,722.
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$573,928,769	$7,832,498	$0(a)	$581,761,267
Rights	5430	—	—	5,430
Warrants	—	14,881,999	—	14,881,999
Short-Term Investments	7,470,845	—	—	7,470,845
TOTAL INVESTMENTS	$581,405,044	$22,714,497	$—	$604,119,541
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$11,888	$—	$—	$11,888
TOTAL OTHER FINANCIAL INSTRUMENTS:	$11,888	$—	$—	$11,888
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2024.

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,882,990	$2,884,143	$52,954,587	$54,566,401	$(2,150)	$389	1,270,187	$1,270,568	$199,505
State Street Navigator Securities Lending Portfolio II	7,460,876	7,460,876	16,546,700	17,807,299	—	—	6,200,277	6,200,277	8,054
Total		$10,345,019	$69,501,287	$72,373,700	$(2,150)	$389		$7,470,845	$207,559
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$596,648,696
Investments in affiliated issuers, at value	7,470,845
Total Investments	604,119,541
Foreign currency, at value	1,797,997
Net cash at broker	103,289
Cash	508,135
Receivable from broker — accumulated variation margin on futures contracts	12,049
Receivable for investments sold	1,538,074
Receivable for fund shares sold	115,102
Dividends receivable — unaffiliated issuers	1,947,651
Dividends receivable — affiliated issuers	4,807
Securities lending income receivable — unaffiliated issuers	3,931
Securities lending income receivable — affiliated issuers	1,226
Receivable from Adviser	68,583
Receivable for foreign taxes recoverable	34,416
TOTAL ASSETS	610,254,801
LIABILITIES
Payable upon return of securities loaned	6,200,277
Payable for investments purchased	3,173
Payable for fund shares repurchased	2,533,302
Deferred foreign taxes payable	6,142,546
Advisory fee payable	68,474
Custodian fees payable	201,663
Administration fees payable	24,456
Trustees’ fees and expenses payable	99
Transfer agent fees payable	10,817
Registration and filing fees payable	11,135
Professional fees payable	1,587
Printing and postage fees payable	24,573
Accrued expenses and other liabilities	31,025
TOTAL LIABILITIES	15,253,127
NET ASSETS	$595,001,674
NET ASSETS CONSIST OF:
Paid-in capital	$539,387,633
Total distributable earnings (loss)**	55,614,041
NET ASSETS	$595,001,674
Class K
Net Assets	$595,001,674
Shares Outstanding	8,981,846
Net asset value, offering and redemption price per share	$66.24
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$417,684,470
Investments in affiliated issuers	7,470,844
Total cost of investments	$425,155,314
Foreign currency, at cost	$1,799,776
* Includes investments in securities on loan, at value	$12,061,351
** Includes deferred foreign taxes	$6,118,166
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$8,840,338
Dividend income — affiliated issuers	199,505
Unaffiliated securities lending income	24,857
Affiliated securities lending income	8,054
Foreign taxes withheld	(793,067)
TOTAL INVESTMENT INCOME (LOSS)	8,279,687
EXPENSES
Advisory fee	410,718
Administration fees	146,685
Custodian fees	191,257
Trustees’ fees and expenses	12,992
Transfer agent fees	17,473
Registration and filing fees	27,116
Professional fees	22,341
Printing and postage fees	2,968
Insurance expense	1,001
Interest expense	3,429
Miscellaneous expenses	47,662
TOTAL EXPENSES	883,642
Expenses waived/reimbursed by the Adviser	(380,484)
NET EXPENSES	503,158
NET INVESTMENT INCOME (LOSS)	$7,776,529
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(13,381,003)
Investments — affiliated issuers	(2,150)
Foreign currency transactions	(920,266)
Futures contracts	285,737
Net realized gain (loss)	(14,017,682)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	47,382,328
Investments — affiliated issuers	389
Foreign currency translations	(23,370)
Futures contracts	(338,345)
Net change in unrealized appreciation/depreciation	47,021,002
NET REALIZED AND UNREALIZED GAIN (LOSS)	33,003,320
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$40,779,849
* Includes foreign capital gain taxes	$(334,774)
** Includes foreign deferred taxes	$(6,118,166)
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,776,529	$17,982,000
Net realized gain (loss)	(14,017,682)	(31,616,709)
Net change in unrealized appreciation/depreciation	47,021,002	67,425,274
Net increase (decrease) in net assets resulting from operations	40,779,849	53,790,565
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	—	(18,624,273)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	60,822,222	128,988,386
Reinvestment of distributions	—	18,403,578
Cost of shares redeemed	(96,978,281)	(188,692,992)
Net increase (decrease) in net assets from beneficial interest transactions	(36,156,059)	(41,301,028)
Net increase (decrease) in net assets during the period	4,623,790	(6,134,736)
Net assets at beginning of period	590,377,884	596,512,620
NET ASSETS AT END OF PERIOD	$595,001,674	$590,377,884
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	986,074	2,119,861
Reinvestment of distributions	—	305,606
Shares redeemed	(1,557,771)	(3,099,550)
Net increase (decrease) from share transactions	(571,697)	(674,083)
See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$61.80	$58.32	$75.97	$79.69	$68.70	$59.80
Income (loss) from investment operations:
Net investment income (loss) (b)	0.83	1.81	1.97	1.65	1.28	2.00
Net realized and unrealized gain (loss)	3.61	3.68	(17.35)	(3.89)	11.18	8.85
Total from investment operations	4.44	5.49	(15.38)	(2.24)	12.46	10.85
Distributions to shareholders from:
Net investment income	—	(2.01)	(2.27)	(1.48)	(1.47)	(1.95)
Net asset value, end of period	$66.24	$61.80	$58.32	$75.97	$79.69	$68.70
Total return (c)	7.22%	9.47%	(20.25)%	(2.80)%	18.18%	18.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$595,002	$590,378	$596,513	$918,212	$879,295	$743,712
Ratios to Average Net Assets:
Total expenses	0.30%(d)	0.31%	0.33%	0.30%	0.31%	0.33%
Net expenses	0.17%(d)	0.17%	0.17%	0.17%	0.17%	0.17%
Net investment income (loss)	2.65%(d)	2.97%	3.03%	2.02%	1.94%	3.10%
Portfolio turnover rate	2%(e)	6%	19%	11%	13%	13%
(a)	On April 17, 2020, the State Street Emerging Markets Equity Index Fund underwent a 1-for-5 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Emerging Markets Equity Index Fund	Class A	Not Commenced	Diversified
	Class I	Not Commenced	Diversified
	Class K	December 21, 2015	Diversified
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2024, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The following tables summarize the value of the Fund's derivative instruments as of June 30, 2024, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$12,049	$—	$12,049
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$285,737	$—	$285,737
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$(338,345)	$—	$(338,345)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated, through April 30, 2025 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that total annual operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and expenses, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.12% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with the approval of the Board. For the period ended June 30, 2024, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $380,484.
In addition, SSGA FM has agreed to waive up to the portion of the management fee and/or expenses attributable to the Fund's acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund's holdings in acquired funds for cash management purposes. This fee waiver and/or expense reimbursement may only be terminated with approval of the Fund’s Board.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of June 30, 2024, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10% ) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2024, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2024 were as follows:
	Purchases	Sales
State Street Emerging Markets Equity Index Fund	$12,814,687	$41,047,462
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year.
Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Emerging Markets Equity Index Fund	$449,962,273	$243,910,051	$89,740,895	$154,169,156
8.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2024, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Emerging Markets Equity Index Fund	$ 12,061,351	$ 6,200,277	$ 6,717,047	$ 12,917,324
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2024:
		Remaining Contractual Maturity of the Agreements as of June 30, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Emerging Markets Equity Index Fund	Common Stocks	$6,200,277	$—	$—	$—	$6,200,277	$6,200,277
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

9.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $180 million of a $960 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of June 30, 2024.
10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Fund. Sanctions, or the threat of new or modified sanctions, could impairthe ability of the Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government counter measures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Emerging Markets Equity Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
__________________________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2024 (Unaudited)

Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2024 (Unaudited)

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Emerging Markets Equity Index Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1- and 5-year periods and was above the median of its Performance Universe for the 3-year period. The Board also considered that the Fund’s performance
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2024 (Unaudited)

was below the Benchmark for the 1-, 3- and 5-year periods. The Board also took into account the fact that the Fund is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Emerging Markets Equity Index Fund. The Board considered that the Fund’s actual management fee was below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the median of its Expense Universe. The Board noted that Expense Group comparisons were not available for the Fund.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2024 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
37

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Institutional Investment Trust
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 18.5%
State Street Equity 500 Index II Portfolio	205,406	$102,583,870
State Street Small/Mid Cap Equity Index Portfolio	66,424	19,585,613
		122,169,483
DOMESTIC FIXED INCOME — 46.7%
SPDR Bloomberg High Yield Bond ETF (b)	490,277	46,218,413
SPDR Portfolio Short Term Corporate Bond ETF	890,861	26,458,572
SPDR Portfolio Short Term Treasury ETF	3,620,306	104,518,234
State Street Aggregate Bond Index Portfolio	1,504,497	131,869,179
		309,064,398
INFLATION LINKED — 18.0%
SPDR Bloomberg 1-10 Year TIPS ETF	6,445,596	119,114,614
INTERNATIONAL EQUITY — 11.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	640,318	76,005,759
REAL ESTATE — 5.1%
SPDR Dow Jones Global Real Estate ETF	808,260	33,567,038
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $667,875,991)		659,921,292
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (c)(d) (Cost $1,601,854)	1,601,854	$1,601,854
TOTAL INVESTMENTS — 100.0% (Cost $669,477,845)		661,523,146
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(e)		9,762
NET ASSETS — 100.0%		$661,532,908
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$659,921,292	$—	$—	$659,921,292
Short-Term Investment	1,601,854	—	—	1,601,854
TOTAL INVESTMENTS	$661,523,146	$—	$—	$661,523,146
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	6,565,085	$122,044,930	$10,480,765	$12,690,083	$(221,887)	$(499,111)	6,445,596	$119,114,614	$2,310,797
SPDR Bloomberg High Yield Bond ETF	498,562	47,228,778	3,822,940	4,606,580	(700,635)	473,910	490,277	46,218,413	1,326,602
SPDR Dow Jones Global Real Estate ETF	774,983	33,874,507	5,959,837	4,531,936	102,048	(1,837,418)	808,260	33,567,038	503,968
SPDR Portfolio Short Term Corporate Bond ETF	913,249	27,196,555	3,905,940	4,559,126	(123,333)	38,536	890,861	26,458,572	539,020
SPDR Portfolio Short Term Treasury ETF	3,695,524	107,354,972	9,765,291	11,897,307	(764,712)	59,990	3,620,306	104,518,234	1,906,573
State Street Aggregate Bond Index Portfolio	1,511,750	135,362,047	14,667,768	15,276,051	(2,392,446)	(492,139)	1,504,497	131,869,179	2,012,780
State Street Equity 500 Index II Portfolio	243,572	105,515,350	6,220,000	24,948,643	8,346,165	7,450,998	205,406	102,583,870	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	696,174	78,444,835	4,830,560	11,502,935	434,190	3,799,109	640,318	76,005,759	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,510,030	1,510,030	68,351,539	68,259,715	—	—	1,601,854	1,601,854	43,892
State Street Navigator Securities Lending Portfolio II	11,750,425	11,750,425	257,066,685	268,817,110	—	—	—	—	7,883
State Street Small/Mid Cap Equity Index Portfolio	69,181	19,652,379	2,090,000	3,000,001	448,968	394,267	66,424	19,585,613	—
Total		$689,934,808	$387,161,325	$430,089,487	$5,128,358	$9,388,142		$661,523,146	$8,651,515
See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 19.2%
State Street Equity 500 Index II Portfolio	294,630	$147,143,807
State Street Small/Mid Cap Equity Index Portfolio	95,939	28,288,717
		175,432,524
DOMESTIC FIXED INCOME — 45.5%
SPDR Bloomberg High Yield Bond ETF (b)	676,925	63,813,720
SPDR Portfolio Short Term Corporate Bond ETF (b)	1,125,179	33,417,816
SPDR Portfolio Short Term Treasury ETF	4,566,639	131,838,868
State Street Aggregate Bond Index Portfolio	2,124,665	186,226,911
		415,297,315
INFLATION LINKED — 18.0%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	8,897,328	164,422,621
INTERNATIONAL EQUITY — 12.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	924,798	109,773,571
REAL ESTATE — 5.1%
SPDR Dow Jones Global Real Estate ETF	1,112,319	46,194,608
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $921,967,842)		911,120,639
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (d)(e)	147,470	$147,470
State Street Navigator Securities Lending Portfolio II (a)(f)	30,500	30,500
TOTAL SHORT-TERM INVESTMENTS (Cost $177,970)		$177,970
TOTAL INVESTMENTS — 99.9% (Cost $922,145,812)		911,298,609
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,363,821
NET ASSETS — 100.0%		$912,662,430
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$911,120,639	$—	$—	$911,120,639
Short-Term Investments	177,970	—	—	177,970
TOTAL INVESTMENTS	$911,298,609	$—	$—	$911,298,609
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	8,951,175	$166,402,343	$11,211,593	$12,149,420	$(479,800)	$(562,095)	8,897,328	$164,422,621	$3,214,248
SPDR Bloomberg High Yield Bond ETF	679,849	64,402,096	4,577,965	4,839,393	(515,493)	188,545	676,925	63,813,720	1,810,575
SPDR Dow Jones Global Real Estate ETF	1,056,667	46,186,915	8,109,922	5,684,836	777,834	(3,195,227)	1,112,319	46,194,608	698,516
SPDR Portfolio Short Term Corporate Bond ETF	1,037,771	30,904,820	7,980,443	5,368,430	(303,571)	204,554	1,125,179	33,417,816	629,065
SPDR Portfolio Short Term Treasury ETF	4,182,895	121,513,100	25,948,495	14,808,477	(920,866)	106,616	4,566,639	131,838,868	2,226,087
State Street Aggregate Bond Index Portfolio	2,147,084	192,249,874	16,643,784	18,524,128	(2,959,945)	(1,182,674)	2,124,665	186,226,911	2,849,493
State Street Equity 500 Index II Portfolio	357,681	154,947,545	7,590,000	38,315,681	13,222,071	9,699,872	294,630	147,143,807	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,031,829	116,266,493	5,332,030	17,928,895	3,557,779	2,546,164	924,798	109,773,571	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,975,020	1,975,020	99,155,674	100,983,224	—	—	147,470	147,470	54,419
State Street Navigator Securities Lending Portfolio II	1,654,100	1,654,100	334,370,697	335,994,297	—	—	30,500	30,500	11,016
State Street Small/Mid Cap Equity Index Portfolio	104,001	29,543,567	2,150,000	4,640,000	1,145,470	89,680	95,939	28,288,717	—
Total		$926,045,873	$523,070,603	$559,236,781	$13,523,479	$7,895,435		$911,298,609	$11,493,419
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC EQUITY — 26.8%
State Street Equity 500 Index II Portfolio	877,958	$438,469,756
State Street Small/Mid Cap Equity Index Portfolio	322,763	95,169,868
		533,639,624
DOMESTIC FIXED INCOME — 33.8%
SPDR Bloomberg High Yield Bond ETF (a)	1,466,325	138,230,458
SPDR Portfolio Long Term Treasury ETF	362,993	9,880,669
SPDR Portfolio Short Term Corporate Bond ETF (a)	804,941	23,906,748
SPDR Portfolio Short Term Treasury ETF (a)	3,177,670	91,739,333
State Street Aggregate Bond Index Portfolio	4,672,593	409,552,768
		673,309,976
INFLATION LINKED — 17.2%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	18,551,042	342,823,256
INTERNATIONAL EQUITY — 17.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,889,613	342,997,104
REAL ESTATE — 4.8%
SPDR Dow Jones Global Real Estate ETF	2,308,529	95,873,209
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,959,043,343)		1,988,643,169
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (b)(c)	1,296,184	$1,296,184
State Street Navigator Securities Lending Portfolio II (d)(e)	56,695,637	56,695,637
TOTAL SHORT-TERM INVESTMENTS (Cost $57,991,821)		$57,991,821
TOTAL INVESTMENTS — 102.8% (Cost $2,017,035,164)		2,046,634,990
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(55,012,959)
NET ASSETS — 100.0%		$1,991,622,031
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2024.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,988,643,169	$—	$—	$1,988,643,169
Short-Term Investments	57,991,821	—	—	57,991,821
TOTAL INVESTMENTS	$2,046,634,990	$—	$—	$2,046,634,990
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	17,011,764	$316,248,693	$43,649,735	$15,009,025	$(1,111,418)	$(954,729)	18,551,042	$342,823,256	$6,454,049
SPDR Bloomberg High Yield Bond ETF	1,395,525	132,198,083	12,578,937	5,871,030	(662,432)	(13,100)	1,466,325	138,230,458	3,810,108
SPDR Dow Jones Global Real Estate ETF	1,982,697	86,663,686	21,304,989	7,508,514	728,915	(5,315,867)	2,308,529	95,873,209	1,379,057
SPDR Portfolio Long Term Treasury ETF	657,207	19,072,147	2,103,095	10,253,987	(4,223,350)	3,182,764	362,993	9,880,669	258,002
SPDR Portfolio Short Term Corporate Bond ETF	666,982	19,862,724	5,809,494	1,699,296	(99,189)	33,015	804,941	23,906,748	425,200
SPDR Portfolio Short Term Treasury ETF	2,605,020	75,675,831	22,237,453	5,652,668	(353,808)	(167,475)	3,177,670	91,739,333	1,447,136
State Street Aggregate Bond Index Portfolio	4,440,931	397,641,018	42,469,051	21,956,065	(3,613,164)	(4,988,072)	4,672,593	409,552,768	6,045,876
State Street Equity 500 Index II Portfolio	1,008,963	437,082,762	19,585,421	84,113,269	32,589,068	33,325,774	877,958	438,469,756	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,076,417	346,650,658	15,463,317	37,788,253	9,032,074	9,639,308	2,889,613	342,997,104	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,521,768	6,521,768	182,341,550	187,567,134	—	—	1,296,184	1,296,184	117,558
State Street Navigator Securities Lending Portfolio II	—	—	473,381,256	416,685,619	—	—	56,695,637	56,695,637	97,298
State Street Small/Mid Cap Equity Index Portfolio	331,354	94,127,640	8,000,000	10,900,000	3,399,494	542,734	322,763	95,169,868	—
Total		$1,931,745,010	$848,924,298	$805,004,860	$35,686,190	$35,284,352		$2,046,634,990	$20,034,284
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 34.8%
State Street Equity 500 Index II Portfolio	1,641,217	$819,656,596
State Street Small/Mid Cap Equity Index Portfolio	688,015	202,868,307
		1,022,524,903
DOMESTIC FIXED INCOME — 29.8%
SPDR Bloomberg High Yield Bond ETF (b)	1,898,205	178,943,785
SPDR Portfolio Long Term Treasury ETF (b)	5,658,374	154,020,940
State Street Aggregate Bond Index Portfolio	6,214,042	544,660,766
		877,625,491
INFLATION LINKED — 8.6%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	13,686,957	252,934,965
INTERNATIONAL EQUITY — 24.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,007,410	713,079,537
REAL ESTATE — 2.3%
SPDR Dow Jones Global Real Estate ETF	1,618,797	67,228,640
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,783,319,734)		2,933,393,536
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (c)(d) (Cost $7,478,038)	7,478,038	$7,478,038
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	39,556,660	$39,556,660
TOTAL SHORT-TERM INVESTMENTS (Cost $47,034,698)		$47,034,698
TOTAL INVESTMENTS — 101.4% (Cost $2,830,354,432)		2,980,428,234
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(41,567,422)
NET ASSETS — 100.0%		$2,938,860,812
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,933,393,536	$—	$—	$2,933,393,536
Short-Term Investments	47,034,698	—	—	47,034,698
TOTAL INVESTMENTS	$2,980,428,234	$—	$—	$2,980,428,234
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	11,144,283	$207,172,221	$52,306,949	$5,099,404	$(614,235)	$(830,566)	13,686,957	$252,934,965	$4,554,422
SPDR Bloomberg High Yield Bond ETF	1,694,418	160,512,217	24,605,194	5,321,713	(700,709)	(151,204)	1,898,205	178,943,785	4,772,108
SPDR Dow Jones Global Real Estate ETF	1,231,580	53,832,362	19,502,281	3,196,967	10,710	(2,919,746)	1,618,797	67,228,640	903,629
SPDR Portfolio Long Term Treasury ETF	5,344,801	155,106,125	17,161,243	8,431,130	(4,836,084)	(4,979,214)	5,658,374	154,020,940	2,470,040
State Street Aggregate Bond Index Portfolio	5,383,130	482,005,414	86,542,135	13,420,668	(1,683,347)	(8,782,768)	6,214,042	544,660,766	7,621,740
State Street Equity 500 Index II Portfolio	1,774,225	768,594,072	49,309,629	117,033,987	48,883,515	69,903,367	1,641,217	819,656,596	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,003,004	676,418,503	39,158,500	39,909,471	8,932,543	28,479,462	6,007,410	713,079,537	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,488,435	7,488,435	200,104,475	200,114,872	—	—	7,478,038	7,478,038	191,717
State Street Navigator Securities Lending Portfolio II	3,111,730	3,111,730	724,589,443	688,144,513	—	—	39,556,660	39,556,660	126,091
State Street Small/Mid Cap Equity Index Portfolio	661,403	187,884,848	19,188,547	12,100,000	4,164,391	3,730,521	688,015	202,868,307	—
Total		$2,702,125,927	$1,232,468,396	$1,092,772,725	$54,156,784	$84,449,852		$2,980,428,234	$20,639,747
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 40.4%
State Street Equity 500 Index II Portfolio	1,817,918	$907,904,545
State Street Small/Mid Cap Equity Index Portfolio	864,779	254,988,920
		1,162,893,465
DOMESTIC FIXED INCOME — 29.5%
SPDR Bloomberg High Yield Bond ETF (b)	1,365,828	128,756,606
SPDR Portfolio Long Term Treasury ETF	10,238,987	278,705,226
State Street Aggregate Bond Index Portfolio	5,010,070	439,132,643
		846,594,475
INTERNATIONAL EQUITY — 29.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,247,432	860,270,141
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,650,861,590)		2,869,758,081
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (c)(d)	5,261,740	5,261,740
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	709,372	$709,372
TOTAL SHORT-TERM INVESTMENTS (Cost $5,971,112)		$5,971,112
TOTAL INVESTMENTS — 100.0% (Cost $2,656,832,702)		2,875,729,193
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(f)		926,517
NET ASSETS — 100.0%		$2,876,655,710
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	Investment of cash collateral for securities loaned.
(f)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,869,758,081	$—	$—	$2,869,758,081
Short-Term Investments	5,971,112	—	—	5,971,112
TOTAL INVESTMENTS	$2,875,729,193	$—	$—	$2,875,729,193
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
SPDR Bloomberg High Yield Bond ETF	1,153,301	$109,252,204	$24,820,212	$4,700,811	$(416,587)	$(198,412)	1,365,828	$128,756,606	$3,309,077
SPDR Portfolio Long Term Treasury ETF	8,627,707	250,376,057	52,675,652	7,986,231	(4,863,214)	(11,497,038)	10,238,987	278,705,226	4,143,372
State Street Aggregate Bond Index Portfolio	4,255,612	381,047,454	75,672,834	9,300,001	(1,299,138)	(6,988,506)	5,010,070	439,132,643	6,077,185
State Street Equity 500 Index II Portfolio	1,900,867	823,455,798	62,629,824	106,220,622	42,354,031	85,685,514	1,817,918	907,904,545	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,967,396	785,086,223	57,477,493	25,894,364	3,520,520	40,080,269	7,247,432	860,270,141	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,584,046	5,584,046	176,949,079	177,271,385	—	—	5,261,740	5,261,740	189,003
State Street Navigator Securities Lending Portfolio II	9,389,600	9,389,600	147,208,183	155,888,411	—	—	709,372	709,372	18,010
State Street Small/Mid Cap Equity Index Portfolio	807,964	229,518,267	28,300,000	12,317,619	1,761,447	7,726,825	864,779	254,988,920	—
Total		$2,593,709,649	$625,733,277	$499,579,444	$41,057,059	$114,808,652		$2,875,729,193	$13,736,647
See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 44.7%
State Street Equity 500 Index II Portfolio	1,787,834	$892,880,058
State Street Small/Mid Cap Equity Index Portfolio	974,531	287,350,237
		1,180,230,295
DOMESTIC FIXED INCOME — 21.9%
SPDR Bloomberg High Yield Bond ETF (b)	388,158	36,591,655
SPDR Portfolio Long Term Treasury ETF	9,394,118	255,707,892
State Street Aggregate Bond Index Portfolio	3,265,412	286,213,343
		578,512,890
INTERNATIONAL EQUITY — 33.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,352,116	872,696,116
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,385,351,872)		2,631,439,301
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (c)(d)	4,269,418	4,269,418
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	5,775,236	$5,775,236
TOTAL SHORT-TERM INVESTMENTS (Cost $10,044,654)		$10,044,654
TOTAL INVESTMENTS — 100.1% (Cost $2,395,396,526)		2,641,483,955
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,748,666)
NET ASSETS — 100.0%		$2,637,735,289
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,631,439,301	$—	$—	$2,631,439,301
Short-Term Investments	10,044,654	—	—	10,044,654
TOTAL INVESTMENTS	$2,641,483,955	$—	$—	$2,641,483,955
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
SPDR Bloomberg High Yield Bond ETF	238,476	$22,590,831	$15,848,904	$1,645,510	$33,229	$(235,799)	388,158	$36,591,655	$764,027
SPDR Portfolio Long Term Treasury ETF	7,969,164	231,265,139	44,798,616	5,287,687	(2,273,545)	(12,794,631)	9,394,118	255,707,892	3,799,002
State Street Aggregate Bond Index Portfolio	2,799,984	250,710,560	47,247,121	6,300,001	(1,070,007)	(4,374,330)	3,265,412	286,213,343	3,973,886
State Street Equity 500 Index II Portfolio	1,872,184	811,030,296	57,682,271	101,382,605	40,666,319	84,883,777	1,787,834	892,880,058	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,079,825	797,754,626	52,775,480	21,951,719	3,157,571	40,960,158	7,352,116	872,696,116	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,932,662	6,932,662	161,928,578	164,591,822	—	—	4,269,418	4,269,418	166,003
State Street Navigator Securities Lending Portfolio II	16,073,500	16,073,500	26,162,303	36,460,567	—	—	5,775,236	5,775,236	13,687
State Street Small/Mid Cap Equity Index Portfolio	911,585	258,953,809	31,091,524	13,341,324	1,990,540	8,655,688	974,531	287,350,237	—
Total		$2,395,311,423	$437,534,797	$350,961,235	$42,504,107	$117,094,863		$2,641,483,955	$8,716,605
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 48.0%
State Street Equity 500 Index II Portfolio	1,696,204	$847,118,067
State Street Small/Mid Cap Equity Index Portfolio	1,068,418	315,033,607
		1,162,151,674
DOMESTIC FIXED INCOME — 16.2%
SPDR Portfolio Long Term Treasury ETF	8,606,270	234,262,670
State Street Aggregate Bond Index Portfolio	1,789,306	156,832,675
		391,095,345
INTERNATIONAL EQUITY — 35.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,232,611	858,510,895
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,161,874,094)		2,411,757,914
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (b)(c) (Cost $4,603,662)	4,603,662	4,603,662
TOTAL INVESTMENTS — 99.9% (Cost $2,166,477,756)		2,416,361,576
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,939,916
NET ASSETS — 100.0%		$2,418,301,492

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,411,757,914	$—	$—	$2,411,757,914
Short-Term Investment	4,603,662	—	—	4,603,662
TOTAL INVESTMENTS	$2,416,361,576	$—	$—	$2,416,361,576
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
SPDR Portfolio Long Term Treasury ETF	7,134,950	$207,056,249	$46,028,638	$5,356,595	$(3,010,534)	$(10,455,088)	8,606,270	$234,262,670	$3,439,510
State Street Aggregate Bond Index Portfolio	1,423,232	127,436,222	34,381,505	2,200,000	(483,100)	(2,301,952)	1,789,306	156,832,675	2,081,505
State Street Equity 500 Index II Portfolio	1,728,524	748,796,715	64,136,000	83,050,248	33,040,802	84,194,798	1,696,204	847,118,067	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,774,838	763,388,768	73,242,436	20,757,746	2,858,258	39,779,179	7,232,611	858,510,895	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,085,225	7,085,225	140,217,717	142,699,280	—	—	4,603,662	4,603,662	165,580
State Street Navigator Securities Lending Portfolio II	189,000	189,000	18,886,021	19,075,021	—	—	—	—	350
State Street Small/Mid Cap Equity Index Portfolio	970,156	275,592,158	39,159,705	11,075,543	1,543,302	9,813,985	1,068,418	315,033,607	—
Total		$2,129,544,337	$416,052,022	$284,214,433	$33,948,728	$121,030,922		$2,416,361,576	$5,686,945
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.2% (a)
DOMESTIC EQUITY — 51.2%
State Street Equity 500 Index II Portfolio	1,445,635	$721,979,126
State Street Small/Mid Cap Equity Index Portfolio	1,056,306	311,462,281
		1,033,441,407
DOMESTIC FIXED INCOME — 11.2%
SPDR Portfolio Long Term Treasury ETF	7,216,316	196,428,121
State Street Aggregate Bond Index Portfolio	346,920	30,407,501
		226,835,622
INTERNATIONAL EQUITY — 37.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,429,762	763,212,719
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,806,005,834)		2,023,489,748
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (b)(c) (Cost $4,651,699)	4,651,699	4,651,699
TOTAL INVESTMENTS — 100.4% (Cost $1,810,657,533)		2,028,141,447
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(7,528,219)
NET ASSETS — 100.0%		$2,020,613,228

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,023,489,748	$—	$—	$2,023,489,748
Short-Term Investment	4,651,699	—	—	4,651,699
TOTAL INVESTMENTS	$2,028,141,447	$—	$—	$2,028,141,447
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
SPDR Portfolio Long Term Treasury ETF	5,933,907	$172,201,981	$41,716,904	$6,276,937	$(2,790,559)	$(8,423,268)	7,216,316	$196,428,121	$2,872,773
State Street Aggregate Bond Index Portfolio	197,583	17,691,586	13,326,696	199,999	(3,118)	(407,664)	346,920	30,407,501	326,696
State Street Equity 500 Index II Portfolio	1,459,541	632,273,088	62,752,775	72,250,697	30,383,204	68,820,756	1,445,635	721,979,126	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,969,145	672,603,207	73,098,294	20,229,111	2,832,366	34,907,963	6,429,762	763,212,719	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,978,650	5,978,650	139,090,628	140,417,579	—	—	4,651,699	4,651,699	142,701
State Street Navigator Securities Lending Portfolio II	258,000	258,000	25,595,600	25,853,600	—	—	—	—	1,025
State Street Small/Mid Cap Equity Index Portfolio	951,075	270,171,978	40,600,000	10,423,129	2,448,174	8,665,258	1,056,306	311,462,281	—
Total		$1,771,178,490	$396,180,897	$275,651,052	$32,870,067	$103,563,045		$2,028,141,447	$3,343,195
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 51.7%
State Street Equity 500 Index II Portfolio	1,063,020	$530,893,308
State Street Small/Mid Cap Equity Index Portfolio	813,358	239,826,733
		770,720,041
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	5,293,172	144,080,142
INTERNATIONAL EQUITY — 38.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,798,356	569,564,901
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,335,737,747)		1,484,365,084
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (b)(c) (Cost $3,880,777)	3,880,777	3,880,777
TOTAL INVESTMENTS — 99.9% (Cost $1,339,618,524)		1,488,245,861
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,089,724
NET ASSETS — 100.0%		$1,490,335,585

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,484,365,084	$—	$—	$1,484,365,084
Short-Term Investment	3,880,777	—	—	3,880,777
TOTAL INVESTMENTS	$1,488,245,861	$—	$—	$1,488,245,861
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
SPDR Portfolio Long Term Treasury ETF	4,233,444	$122,854,545	$32,989,960	$3,785,876	$(1,743,892)	$(6,234,595)	5,293,172	$144,080,142	$2,079,075
State Street Equity 500 Index II Portfolio	1,043,530	452,057,096	60,661,310	53,825,310	20,534,678	51,465,534	1,063,020	530,893,308	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,305,375	485,129,629	75,013,241	18,324,138	2,277,346	25,468,823	4,798,356	569,564,901	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,187,179	5,187,179	121,166,515	122,472,917	—	—	3,880,777	3,880,777	110,696
State Street Navigator Securities Lending Portfolio II	—	—	35,907,345	35,907,345	—	—	—	—	536
State Street Small/Mid Cap Equity Index Portfolio	701,321	199,224,256	37,807,691	5,496,848	2,065,461	6,226,173	813,358	239,826,733	—
Total		$1,264,452,705	$363,546,062	$239,812,434	$23,133,593	$76,925,935		$1,488,245,861	$2,190,307
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 51.7%
State Street Equity 500 Index II Portfolio	686,584	$342,893,780
State Street Small/Mid Cap Equity Index Portfolio	525,314	154,894,134
		497,787,914
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	3,418,255	93,044,901
INTERNATIONAL EQUITY — 38.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,097,341	367,654,360
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $864,397,785)		958,487,175
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (b)(c) (Cost $2,509,258)	2,509,258	2,509,258
TOTAL INVESTMENTS — 99.9% (Cost $866,907,043)		960,996,433
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,296,476
NET ASSETS — 100.0%		$962,292,909

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$958,487,175	$—	$—	$958,487,175
Short-Term Investment	2,509,258	—	—	2,509,258
TOTAL INVESTMENTS	$960,996,433	$—	$—	$960,996,433
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
SPDR Portfolio Long Term Treasury ETF	2,638,937	$76,581,952	$24,341,838	$2,910,840	$(1,259,581)	$(3,708,468)	3,418,255	$93,044,901	$1,316,951
State Street Equity 500 Index II Portfolio	650,468	281,782,946	53,092,125	37,668,747	11,850,438	33,837,018	686,584	342,893,780	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,684,600	302,500,735	63,056,005	15,563,204	3,713,190	13,947,634	3,097,341	367,654,360	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,700,171	2,700,171	99,556,398	99,747,311	—	—	2,509,258	2,509,258	80,991
State Street Small/Mid Cap Equity Index Portfolio	437,252	124,210,122	31,320,000	5,924,836	68,512	5,220,336	525,314	154,894,134	—
Total		$787,775,926	$271,366,366	$161,814,938	$14,372,559	$49,296,520		$960,996,433	$1,397,942
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5% (a)
DOMESTIC EQUITY — 51.6%
State Street Equity 500 Index II Portfolio	197,406	$98,588,513
State Street Small/Mid Cap Equity Index Portfolio	151,040	44,535,752
		143,124,265
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	982,831	26,752,661
INTERNATIONAL EQUITY — 38.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	891,590	105,831,792
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $246,406,460)		275,708,718
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (b)(c) (Cost $895,246)	895,246	895,246
TOTAL INVESTMENTS — 99.8% (Cost $247,301,706)		276,603,964
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		655,277
NET ASSETS — 100.0%		$277,259,241

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$275,708,718	$—	$—	$275,708,718
Short-Term Investment	895,246	—	—	895,246
TOTAL INVESTMENTS	$276,603,964	$—	$—	$276,603,964
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
SPDR Portfolio Long Term Treasury ETF	686,009	$19,907,981	$8,483,198	$328,878	$(161,057)	$(1,148,583)	982,831	$26,752,661	$361,995
State Street Equity 500 Index II Portfolio	169,129	73,266,623	20,742,058	7,909,999	1,155,977	11,333,854	197,406	98,588,513	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	697,865	78,635,396	24,494,110	2,112,612	(171,501)	4,986,399	891,590	105,831,792	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	722,660	722,660	24,372,680	24,200,094	—	—	895,246	895,246	25,776
State Street Small/Mid Cap Equity Index Portfolio	113,684	32,294,264	11,451,692	600,001	(147,796)	1,537,593	151,040	44,535,752	—
Total		$204,826,924	$89,543,738	$35,151,584	$675,623	$16,709,263		$276,603,964	$387,771
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund
ASSETS
Investments in affiliated issuers, at value*	$661,523,146	$911,298,609	$2,046,634,990	$2,980,428,234
Cash	2,970	1,322	81	75
Receivable for investments sold	3,810,593	13,839,915	35,565,137	46,923,967
Receivable for fund shares sold	730,209	800,741	1,826,843	1,894,500
Dividends receivable — affiliated issuers	5,716	8,467	16,549	22,608
Securities lending income receivable — unaffiliated issuers	20,574	28,762	31,555	43,264
Securities lending income receivable — affiliated issuers	1,352	414	30,893	28,845
Receivable from Adviser	104,074	109,744	238,443	264,304
TOTAL ASSETS	666,198,634	926,087,974	2,084,344,491	3,029,605,797
LIABILITIES
Payable upon return of securities loaned	—	30,500	56,695,637	39,556,660
Payable for investments purchased	4,048,107	12,206,691	32,934,381	48,658,298
Payable for fund shares repurchased	483,291	1,023,999	2,820,063	2,154,962
Advisory fee payable	27,185	37,639	81,588	120,118
Custodian fees payable	26,557	26,806	26,356	26,617
Administration fees payable	27,596	38,027	81,911	120,413
Distribution fees payable	810	2,333	2,756	6,520
Trustees’ fees and expenses payable	—	24	—	42
Transfer agent fees payable	15,511	14,865	22,265	25,225
Sub-transfer agent fee payable	9,217	6,859	8,210	19,149
Registration and filing fees payable	46	7,380	10,880	15,537
Professional fees payable	21,792	21,880	22,182	22,271
Printing and postage fees payable	5,540	8,499	16,189	19,132
Accrued expenses and other liabilities	74	42	42	41
TOTAL LIABILITIES	4,665,726	13,425,544	92,722,460	90,744,985
NET ASSETS	$661,532,908	$912,662,430	$1,991,622,031	$2,938,860,812
NET ASSETS CONSIST OF:
Paid-in capital	$658,955,524	$902,814,033	$1,914,605,031	$2,732,106,418
Total distributable earnings (loss)	2,577,384	9,848,397	77,017,000	206,754,394
NET ASSETS	$661,532,908	$912,662,430	$1,991,622,031	$2,938,860,812
Class I
Net Assets	$3,332,797	$4,070,837	$10,134,532	$22,088,150
Shares Outstanding	305,639	371,801	833,689	1,682,728
Net asset value, offering and redemption price per share	$10.90	$10.95	$12.16	$13.13
Class K
Net Assets	$654,014,741	$896,843,481	$1,967,414,278	$2,884,466,174
Shares Outstanding	59,573,012	81,273,509	160,314,544	218,237,210
Net asset value, offering and redemption price per share	$10.98	$11.03	$12.27	$13.22
Class R3
Net Assets	$4,185,370	$11,748,112	$14,073,221	$32,306,488
Shares Outstanding	381,816	1,066,419	1,148,463	2,447,680
Net asset value, offering and redemption price per share	$10.96	$11.02	$12.25	$13.20
COST OF INVESTMENTS:
Investments in affiliated issuers	669,477,845	922,145,812	2,017,035,164	2,830,354,432
* Includes investments in securities on loan, at value	$41,148,666	$57,042,614	$124,775,942	$163,314,955
See accompanying notes to financial statements.
23

State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund

$2,875,729,193	$2,641,483,955	$2,416,361,576	$2,028,141,447	$1,488,245,861	$960,996,433	$276,603,964
466	30	29	29	29	24	—
33,768,209	32,107,368	27,600,000	23,600,000	17,200,000	11,040,000	3,160,000
3,198,379	3,063,321	3,242,099	3,473,113	4,362,280	2,252,047	1,085,052
26,651	24,223	24,246	21,345	17,452	13,649	4,093
51,274	10,421	—	—	—	—	—
3,341	3,557	—	—	—	—	—
179,192	147,250	127,543	112,562	95,432	80,724	31,623
2,912,956,705	2,676,840,125	2,447,355,493	2,055,348,496	1,509,921,054	974,382,877	280,884,732

709,372	5,775,236	—	—	—	—	—
33,242,147	31,144,432	27,425,995	24,236,825	18,133,375	11,630,146	3,502,481
1,988,932	1,847,314	1,310,743	10,206,940	1,227,597	288,451	55,670
117,467	107,587	98,477	82,571	60,427	38,873	11,148
26,491	26,447	26,495	26,464	26,482	26,669	26,812
117,696	107,789	98,604	82,634	60,490	38,937	11,148
3,624	5,610	3,651	5,043	3,125	1,418	186
—	42	72	129	169	17	—
28,132	28,525	30,095	29,832	30,363	31,069	10,576
10,319	16,209	10,335	14,483	8,992	4,180	1,473
16,816	7,906	13,590	17,598	4,596	3,124	23
22,224	22,127	22,050	21,897	21,784	21,636	3,740
17,733	15,570	13,852	10,810	8,026	5,406	2,131
42	42	42	42	43	42	103
36,300,995	39,104,836	29,054,001	34,735,268	19,585,469	12,089,968	3,625,491
$2,876,655,710	$2,637,735,289	$2,418,301,492	$2,020,613,228	$1,490,335,585	$962,292,909	$277,259,241

$2,621,804,979	$2,361,914,365	$2,144,770,412	$1,779,706,125	$1,323,314,881	$857,365,828	$249,275,969
254,850,731	275,820,924	273,531,080	240,907,103	167,020,704	104,927,081	27,983,272
$2,876,655,710	$2,637,735,289	$2,418,301,492	$2,020,613,228	$1,490,335,585	$962,292,909	$277,259,241

$6,204,246	$5,721,934	$3,267,476	$3,167,318	$2,054,193	$739,654	$45,870
447,310	402,825	220,580	213,346	134,283	47,613	3,058
$13.87	$14.20	$14.81	$14.85	$15.30	$15.53	$15.00

$2,852,233,636	$2,604,455,033	$2,396,289,609	$1,991,908,291	$1,471,327,846	$954,559,089	$276,267,945
203,382,360	180,891,114	160,714,621	132,625,198	95,530,470	61,175,607	18,397,662
$14.02	$14.40	$14.91	$15.02	$15.40	$15.60	$15.02

$18,217,828	$27,558,322	$18,744,407	$25,537,619	$16,953,546	$6,994,166	$945,426
1,301,153	1,916,874	1,259,105	1,703,458	1,102,807	449,292	62,971
$14.00	$14.38	$14.89	$14.99	$15.37	$15.57	$15.01

2,656,832,702	2,395,396,526	2,166,477,756	1,810,657,533	1,339,618,524	866,907,043	247,301,706
$102,402,673	$26,324,520	$—	$—	$—	$—	$—
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2020 Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund
INVESTMENT INCOME
Dividend income — affiliated issuers	$8,643,632	$11,482,403	$19,936,986	$20,513,656
Unaffiliated securities lending income	72,630	100,928	109,605	144,010
Affiliated securities lending income	7,883	11,016	97,298	126,091
TOTAL INVESTMENT INCOME (LOSS)	8,724,145	11,594,347	20,143,889	20,783,757
EXPENSES
Advisory fee	167,943	229,929	490,629	705,405
Administration fees	167,943	229,929	490,629	705,405
Sub-transfer agent fee
Class I	2,409	3,226	8,032	17,779
Class R3	3,574	14,618	16,764	39,607
Distribution fees
Class R3	4,584	14,618	16,764	39,607
Custodian fees	26,608	26,692	26,492	26,770
Trustees’ fees and expenses	13,285	14,294	18,355	21,555
Transfer agent fees	84,349	75,983	109,919	126,046
Registration and filing fees	32,688	27,336	41,056	47,027
Professional fees	17,279	17,824	19,973	21,614
Printing and postage fees	4,394	5,856	14,075	18,912
Insurance expense	1,104	1,517	3,066	4,094
Miscellaneous expenses	3,394	3,601	4,254	4,869
TOTAL EXPENSES	529,554	665,423	1,260,008	1,778,690
Expenses waived/reimbursed by the Adviser	(577,431)	(701,021)	(1,305,780)	(1,431,984)
NET EXPENSES	(47,877)	(35,598)	(45,772)	346,706
NET INVESTMENT INCOME (LOSS)	$8,772,022	$11,629,945	$20,189,661	$20,437,051
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	5,128,358	13,523,479	35,686,190	54,156,784
Net change in unrealized appreciation/depreciation on:
Investments — affiliated issuers	9,388,142	7,895,435	35,284,352	84,449,852
NET REALIZED AND UNREALIZED GAIN (LOSS)	14,516,500	21,418,914	70,970,542	138,606,636
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$23,288,522	$33,048,859	$91,160,203	$159,043,687
See accompanying notes to financial statements.
25

State Street Target Retirement 2035 Fund	State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund

$13,718,637	$8,702,918	$5,686,595	$3,342,170	$2,189,771	$1,397,942	$387,771
180,431	36,722	—	—	43	—	—
18,010	13,687	350	1,025	536	—	—
13,917,078	8,753,327	5,686,945	3,343,195	2,190,350	1,397,942	387,771

681,586	625,037	566,248	472,726	341,991	216,740	59,535
681,586	625,037	566,248	472,726	341,991	216,740	59,535

5,298	4,524	2,584	2,766	1,776	589	141
20,934	33,493	20,824	29,482	17,707	8,278	956

20,934	33,493	20,824	29,482	17,707	8,279	956
26,639	26,487	26,655	26,536	26,597	26,734	26,873
21,003	20,176	19,204	17,783	15,794	13,726	11,341
140,299	142,148	152,063	153,183	154,367	172,796	49,987
50,430	50,459	47,301	40,777	38,686	34,450	47,040
21,305	20,853	20,302	19,516	18,443	17,440	10,940
18,420	16,723	15,421	13,164	10,369	7,412	2,861
3,906	3,532	3,144	2,511	1,777	1,037	245
4,753	4,617	4,282	4,027	3,749	3,377	2,851
1,697,093	1,606,579	1,465,100	1,284,679	990,954	727,598	273,261
(1,052,858)	(843,778)	(757,225)	(676,475)	(561,159)	(463,369)	(203,575)
644,235	762,801	707,875	608,204	429,795	264,229	69,686
$13,272,843	$7,990,526	$4,979,070	$2,734,991	$1,760,555	$1,133,713	$318,085

41,057,059	42,504,107	33,948,728	32,870,067	23,133,593	14,372,559	675,623

114,808,652	117,094,863	121,030,922	103,563,045	76,925,935	49,296,520	16,709,263
155,865,711	159,598,970	154,979,650	136,433,112	100,059,528	63,669,079	17,384,886
$169,138,554	$167,589,496	$159,958,720	$139,168,103	$101,820,083	$64,802,792	$17,702,971
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Target Retirement Fund		State Street Target Retirement 2020 Fund
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,772,022	$21,769,086	$11,629,945	$29,276,207
Net realized gain (loss)	5,128,358	11,677,506	13,523,479	19,522,215
Net change in unrealized appreciation/depreciation	9,388,142	32,823,125	7,895,435	48,564,838
Net increase (decrease) in net assets resulting from operations	23,288,522	66,269,717	33,048,859	97,363,260
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(163,266)	—	(197,411)
Class K	—	(34,135,067)	—	(47,803,562)
Class R3	—	(149,506)	—	(634,922)
Total distributions to shareholders	—	(34,447,839)	—	(48,635,895)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	262,234	2,380,460	211,233	2,988,394
Reinvestment of distributions	—	160,526	—	197,411
Cost of shares redeemed	(308,372)	(89,237)	(96,966)	(2,229,862)
Net increase (decrease) from capital share transactions	(46,138)	2,451,749	114,267	955,943
Class K
Proceeds from sale of shares sold	86,619,828	145,941,870	102,954,875	165,177,373
Reinvestment of distributions	—	34,065,938	—	47,669,081
Cost of shares redeemed	(127,654,337)	(135,811,238)	(146,078,316)	(189,056,186)
Net increase (decrease) from capital share transactions	(41,034,509)	44,196,570	(43,123,441)	23,790,268
Class R3
Proceeds from sale of shares sold	1,291,265	821,837	860,286	1,518,166
Reinvestment of distributions	—	149,506	—	634,922
Cost of shares redeemed	(465,327)	(415,070)	(2,206,467)	(3,096,876)
Net increase (decrease) from capital share transactions	825,938	556,273	(1,346,181)	(943,788)
Net increase (decrease) in net assets from beneficial interest transactions	(40,254,709)	47,204,592	(44,355,355)	23,802,423
Net increase (decrease) in net assets during the period	(16,966,187)	79,026,470	(11,306,496)	72,529,788
Net assets at beginning of period	678,499,095	599,472,625	923,968,926	851,439,138
NET ASSETS AT END OF PERIOD	$661,532,908	$678,499,095	$912,662,430	$923,968,926
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	24,491	231,561	19,673	289,899
Reinvestment of distributions	—	15,187	—	18,641
Shares redeemed	(29,264)	(8,540)	(9,215)	(212,525)
Net increase (decrease) from share transactions	(4,773)	238,208	10,458	96,015
Class K
Shares sold	8,107,496	13,883,704	9,601,869	15,677,202
Reinvestment of distributions	—	3,201,686	—	4,467,580
Shares redeemed	(11,848,324)	(12,866,261)	(13,549,077)	(17,885,167)
Net increase (decrease) from share transactions	(3,740,828)	4,219,129	(3,947,208)	2,259,615
Class R3
Shares sold	120,114	77,644	79,074	143,997
Reinvestment of distributions	—	14,051	—	59,450
Shares redeemed	(43,594)	(38,823)	(206,413)	(293,016)
Net increase (decrease) from share transactions	76,520	52,872	(127,339)	(89,569)
See accompanying notes to financial statements.
27

State Street Target Retirement 2025 Fund		State Street Target Retirement 2030 Fund		State Street Target Retirement 2035 Fund
Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23

$20,189,661	$54,978,858	$20,437,051	$68,465,030	$13,272,843	$60,623,693
35,686,190	26,723,794	54,156,784	22,030,437	41,057,059	28,241,993
35,284,352	148,755,674	84,449,852	258,921,921	114,808,652	265,164,791
91,160,203	230,458,326	159,043,687	349,417,388	169,138,554	354,030,477

—	(433,484)	—	(1,025,628)	—	(260,876)
—	(84,857,628)	—	(106,193,974)	—	(101,015,457)
—	(527,173)	—	(1,152,760)	—	(535,404)
—	(85,818,285)	—	(108,372,362)	—	(101,811,737)

2,015,042	7,732,646	906,617	18,976,366	513,845	3,778,020
—	433,484	—	1,025,628	—	260,876
(2,263,298)	(2,454,198)	(448,769)	(8,440,102)	(1,470,905)	(1,379,561)
(248,256)	5,711,932	457,848	11,561,892	(957,060)	2,659,335

221,613,375	431,723,216	352,555,493	637,609,508	360,266,236	651,228,119
—	84,603,650	—	105,867,278	—	100,412,958
(254,357,015)	(364,848,805)	(276,148,538)	(319,110,893)	(242,413,190)	(318,346,107)
(32,743,640)	151,478,061	76,406,955	424,365,893	117,853,046	433,294,970

3,057,751	3,277,027	3,780,248	5,031,761	3,251,939	3,856,314
—	527,173	—	1,152,760	—	535,404
(2,791,272)	(3,047,124)	(4,934,222)	(4,348,917)	(1,224,296)	(2,687,039)
266,479	757,076	(1,153,974)	1,835,604	2,027,643	1,704,679
(32,725,417)	157,947,069	75,710,829	437,763,389	118,923,629	437,658,984
58,434,786	302,587,110	234,754,516	678,808,415	288,062,183	689,877,724
1,933,187,245	1,630,600,135	2,704,106,296	2,025,297,881	2,588,593,527	1,898,715,803
$1,991,622,031	$1,933,187,245	$2,938,860,812	$2,704,106,296	$2,876,655,710	$2,588,593,527

172,835	699,060	70,825	1,636,068	38,369	305,197
—	37,209	—	82,248	—	19,914
(194,493)	(218,282)	(36,202)	(686,923)	(111,701)	(107,519)
(21,658)	517,987	34,623	1,031,393	(73,332)	217,592

18,668,422	37,854,383	27,693,484	53,086,679	26,727,219	51,625,883
—	7,200,311	—	8,442,367	—	7,584,060
(21,272,387)	(31,814,876)	(21,483,638)	(26,432,464)	(17,842,037)	(25,001,899)
(2,603,965)	13,239,818	6,209,846	35,096,582	8,885,182	34,208,044

255,530	286,333	295,859	419,658	241,798	306,813
—	44,790	—	91,780	—	40,408
(235,038)	(269,703)	(389,420)	(356,769)	(90,638)	(211,100)
20,492	61,420	(93,561)	154,669	151,160	136,121
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2040 Fund		State Street Target Retirement 2045 Fund
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,990,526	$51,048,923	$4,979,070	$44,387,829
Net realized gain (loss)	42,504,107	21,467,540	33,948,728	20,118,851
Net change in unrealized appreciation/depreciation	117,094,863	263,462,947	121,030,922	245,934,480
Net increase (decrease) in net assets resulting from operations	167,589,496	335,979,410	159,958,720	310,441,160
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(198,315)	—	(112,818)
Class K	—	(86,904,349)	—	(74,156,021)
Class R3	—	(842,723)	—	(483,877)
Total distributions to shareholders	—	(87,945,387)	—	(74,752,716)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	390,886	3,312,202	334,406	1,262,125
Reinvestment of distributions	—	198,315	—	112,818
Cost of shares redeemed	(498,826)	(1,401,300)	(574,879)	(56,177)
Net increase (decrease) from capital share transactions	(107,940)	2,109,217	(240,473)	1,318,766
Class K
Proceeds from sale of shares sold	307,416,117	614,510,168	324,219,980	593,342,961
Reinvestment of distributions	—	86,438,413	—	73,846,112
Cost of shares redeemed	(220,745,241)	(258,129,003)	(195,146,187)	(251,421,275)
Net increase (decrease) from capital share transactions	86,670,876	442,819,578	129,073,793	415,767,798
Class R3
Proceeds from sale of shares sold	3,475,317	3,547,337	4,313,454	5,127,519
Reinvestment of distributions	—	842,723	—	483,877
Cost of shares redeemed	(3,712,331)	(2,986,710)	(1,956,395)	(2,211,311)
Net increase (decrease) from capital share transactions	(237,014)	1,403,350	2,357,059	3,400,085
Net increase (decrease) in net assets from beneficial interest transactions	86,325,922	446,332,145	131,190,379	420,486,649
Net increase (decrease) in net assets during the period	253,915,418	694,366,168	291,149,099	656,175,093
Net assets at beginning of period	2,383,819,871	1,689,453,703	2,127,152,393	1,470,977,300
NET ASSETS AT END OF PERIOD	$2,637,735,289	$2,383,819,871	$2,418,301,492	$2,127,152,393
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	28,476	269,736	23,317	99,010
Reinvestment of distributions	—	14,855	—	8,134
Shares redeemed	(37,315)	(109,688)	(41,600)	(4,352)
Net increase (decrease) from share transactions	(8,839)	174,903	(18,283)	102,792
Class K
Shares sold	22,228,447	47,983,104	22,679,880	45,166,372
Reinvestment of distributions	—	6,393,374	—	5,293,628
Shares redeemed	(15,835,522)	(20,019,115)	(13,544,107)	(18,923,156)
Net increase (decrease) from share transactions	6,392,925	34,357,363	9,135,773	31,536,844
Class R3
Shares sold	252,021	278,762	301,505	393,428
Reinvestment of distributions	—	62,286	—	34,662
Shares redeemed	(268,979)	(231,745)	(138,892)	(165,743)
Net increase (decrease) from share transactions	(16,958)	109,303	162,613	262,347
See accompanying notes to financial statements.
29

State Street Target Retirement 2050 Fund		State Street Target Retirement 2055 Fund		State Street Target Retirement 2060 Fund
Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23

$2,734,991	$36,127,116	$1,760,555	$25,706,682	$1,133,713	$15,948,919
32,870,067	7,668,488	23,133,593	6,052,975	14,372,559	1,780,590
103,563,045	216,054,801	76,925,935	152,241,154	49,296,520	91,498,343
139,168,103	259,850,405	101,820,083	184,000,811	64,802,792	109,227,852

—	(100,744)	—	(53,328)	—	(22,606)
—	(54,358,702)	—	(37,536,498)	—	(21,446,583)
—	(566,079)	—	(318,523)	—	(131,383)
—	(55,025,525)	—	(37,908,349)	—	(21,600,572)

257,820	1,413,308	370,703	884,218	50,910	300,360
—	100,744	—	53,328	—	22,606
(655,133)	(507,407)	(289,679)	(290,500)	(213,039)	(160,880)
(397,313)	1,006,645	81,024	647,046	(162,129)	162,086

297,361,511	554,412,675	265,853,038	453,715,546	221,051,479	341,015,592
—	54,058,542	—	37,303,409	—	21,279,073
(183,473,458)	(190,980,392)	(138,594,581)	(162,452,581)	(109,869,964)	(102,465,009)
113,888,053	417,490,825	127,258,457	328,566,374	111,181,515	259,829,656

4,591,095	6,680,132	4,807,229	4,597,409	1,675,699	2,767,709
—	566,079	—	318,526	—	131,388
(2,001,770)	(1,575,652)	(1,207,693)	(2,038,500)	(863,049)	(1,022,446)
2,589,325	5,670,559	3,599,536	2,877,435	812,650	1,876,651
116,080,065	424,168,029	130,939,017	332,090,855	111,832,036	261,868,393
255,248,168	628,992,909	232,759,100	478,183,317	176,634,828	349,495,673
1,765,365,060	1,136,372,151	1,257,576,485	779,393,168	785,658,081	436,162,408
$2,020,613,228	$1,765,365,060	$1,490,335,585	$1,257,576,485	$962,292,909	$785,658,081

17,888	111,925	25,501	66,343	3,405	21,917
—	7,269	—	3,734	—	1,559
(45,945)	(38,647)	(20,356)	(21,927)	(14,788)	(11,744)
(28,057)	80,547	5,145	48,150	(11,383)	11,732

20,679,660	42,347,085	18,020,356	33,865,450	14,763,931	25,131,637
—	3,858,568	—	2,597,730	—	1,462,479
(12,659,410)	(14,454,432)	(9,322,138)	(11,967,477)	(7,290,708)	(7,516,398)
8,020,250	31,751,221	8,698,218	24,495,703	7,473,223	19,077,718

320,250	510,681	323,540	345,062	113,288	204,383
—	40,377	—	22,166	—	9,030
(139,344)	(119,026)	(82,230)	(149,693)	(57,889)	(74,065)
180,906	432,032	241,310	217,535	55,399	139,348
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2065 Fund
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$318,085	$4,082,683
Net realized gain (loss)	675,623	(1,327,377)
Net change in unrealized appreciation/depreciation	16,709,263	23,761,192
Net increase (decrease) in net assets resulting from operations	17,702,971	26,516,498
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(5,864)
Class K	—	(4,347,994)
Class R3	—	(9,655)
Total distributions to shareholders	—	(4,363,513)
Return of Capital
Class I	—	(358)
Class K	—	(267,012)
Class R3	—	(582)
Total Return of Capital	—	(267,952)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	11,881	94,001
Reinvestment of distributions	—	3,256
Cost of shares redeemed	(271,030)	(24,720)
Net increase (decrease) from capital share transactions	(259,149)	72,537
Class K
Proceeds from sale of shares sold	72,700,038	103,878,913
Reinvestment of distributions	—	4,596,940
Cost of shares redeemed	(17,951,823)	(19,990,778)
Net increase (decrease) from capital share transactions	54,748,215	88,485,075
Class R3
Proceeds from sale of shares sold	445,523	514,426
Reinvestment of distributions	—	10,237
Cost of shares redeemed	(133,942)	(150,022)
Net increase (decrease) from capital share transactions	311,581	374,641
Net increase (decrease) in net assets from beneficial interest transactions	54,800,647	88,932,253
Net increase (decrease) in net assets during the period	72,503,618	110,817,286
Net assets at beginning of period	204,755,623	93,938,337
NET ASSETS AT END OF PERIOD	$277,259,241	$204,755,623
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	830	7,223
Reinvestment of distributions	—	233
Shares redeemed	(19,304)	(1,863)
Net increase (decrease) from share transactions	(18,474)	5,593
Class K
Shares sold	5,033,341	7,972,461
Reinvestment of distributions	—	328,353
Shares redeemed	(1,237,128)	(1,523,512)
Net increase (decrease) from share transactions	3,796,213	6,777,302
Class R3
Shares sold	30,749	39,498
Reinvestment of distributions	—	729
Shares redeemed	(9,336)	(11,349)
Net increase (decrease) from share transactions	21,413	28,878
See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$10.55	$10.03	$12.01	$11.99	$11.05	$10.02
Income (loss) from investment operations:
Net investment income (loss) (a)	0.13	0.38	0.31	0.17	0.38	0.29
Net realized and unrealized gain (loss)	0.22	0.69	(1.77)	0.65	0.75	1.11
Total from investment operations	0.35	1.07	(1.46)	0.82	1.13	1.40
Distributions to shareholders from:
Net investment income	—	(0.35)	(0.31)	(0.28)	(0.18)	(0.31)
Net realized gains	—	(0.20)	(0.21)	(0.52)	(0.01)	(0.06)
Total distributions	—	(0.55)	(0.52)	(0.80)	(0.19)	(0.37)
Net asset value, end of period	$10.90	$10.55	$10.03	$12.01	$11.99	$11.05
Total return (b)	3.32%	10.71%	(12.19)%	6.87%	10.25%	13.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,333	$3,275	$724	$906	$21,801	$78
Ratios to Average Net Assets:
Total expenses (c)	0.31%(d)	0.27%	0.28%	0.42%	0.24%	0.24%
Net expenses (c)	0.13%(d)	0.10%	0.10%	0.24%	0.02%	(0.03)%(e)
Net investment income (loss)	2.49%(d)	3.66%	2.79%	1.36%	3.26%	2.64%
Portfolio turnover rate	9%(f)	13%	17%	33%	24%	26%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(f)	Not annualized.
See accompanying notes to financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$10.61	$10.09	$12.08	$11.97	$11.03	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.14	0.36	0.32	0.30	0.26	0.32
Net realized and unrealized gain (loss)	0.23	0.73	(1.78)	0.64	0.87	1.08
Total from investment operations	0.37	1.09	(1.46)	0.94	1.13	1.40
Distributions to shareholders from:
Net investment income	—	(0.37)	(0.32)	(0.31)	(0.18)	(0.31)
Net realized gains	—	(0.20)	(0.21)	(0.52)	(0.01)	(0.06)
Total distributions	—	(0.57)	(0.53)	(0.83)	(0.19)	(0.37)
Net asset value, end of period	$10.98	$10.61	$10.09	$12.08	$11.97	$11.03
Total return (b)	3.49%	10.77%	(12.11)%	7.92%	10.29%	14.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$654,015	$671,982	$596,200	$635,314	$491,138	$219,066
Ratios to Average Net Assets:
Total expenses (c)	0.15%(d)	0.16%	0.16%	0.15%	0.19%	0.24%
Net expenses (c)	(0.02)%(d)(e)	(0.01)%(e)	(0.02)%(e)	(0.03)%(e)	(0.03)%(e)	(0.03)%(e)
Net investment income (loss)	2.61%(d)	3.39%	2.93%	2.40%	2.29%	2.92%
Portfolio turnover rate	9%(f)	13%	17%	33%	24%	26%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(f)	Not annualized.
See accompanying notes to financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$10.62	$10.10	$11.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.31	0.25
Net realized and unrealized gain (loss)	0.22	0.72	(1.27)
Total from investment operations	0.34	1.03	(1.02)
Distributions to shareholders from:
Net investment income	—	(0.31)	(0.26)
Net realized gains	—	(0.20)	(0.21)
Total distributions	—	(0.51)	(0.47)
Net asset value, end of period	$10.96	$10.62	$10.10
Total return (b)	3.20%	10.21%	(8.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,185	$3,243	$2,548
Ratios to Average Net Assets:
Total expenses (c)	0.60%(d)	0.66%	0.66%(d)
Net expenses (c)	0.43%(d)	0.49%	0.48%(d)
Net investment income (loss)	2.26%(d)	2.97%	2.76%(d)
Portfolio turnover rate	9%(e)	13%	17%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$10.57	$10.01	$12.44	$12.22	$11.39	$10.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.13	0.34	0.31	0.17	0.40	0.32
Net realized and unrealized gain (loss)	0.25	0.80	(1.99)	0.90	0.92	1.48
Total from investment operations	0.38	1.14	(1.68)	1.07	1.32	1.80
Distributions to shareholders from:
Net investment income	—	(0.35)	(0.32)	(0.28)	(0.25)	(0.33)
Net realized gains	—	(0.23)	(0.43)	(0.57)	(0.24)	(0.37)
Total distributions	—	(0.58)	(0.75)	(0.85)	(0.49)	(0.70)
Net asset value, end of period	$10.95	$10.57	$10.01	$12.44	$12.22	$11.39
Total return (b)	3.60%	11.37%	(13.46)%	8.79%	11.57%	17.53%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,071	$3,820	$2,656	$3,059	$41,182	$2,116
Ratios to Average Net Assets:
Total expenses (c)	0.30%(d)	0.28%	0.29%	0.40%	0.19%	0.15%
Net expenses (c)	0.15%(d)	0.13%	0.12%	0.24%	0.03%	0.01%
Net investment income (loss)	2.39%(d)	3.23%	2.80%	1.36%	3.39%	2.83%
Portfolio turnover rate	10%(e)	16%	22%	27%	37%	21%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$10.65	$10.08	$12.51	$12.23	$11.40	$10.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.14	0.35	0.33	0.33	0.24	0.33
Net realized and unrealized gain (loss)	0.24	0.81	(2.00)	0.84	1.08	1.48
Total from investment operations	0.38	1.16	(1.67)	1.17	1.32	1.81
Distributions to shareholders from:
Net investment income	—	(0.36)	(0.33)	(0.32)	(0.25)	(0.33)
Net realized gains	—	(0.23)	(0.43)	(0.57)	(0.24)	(0.37)
Total distributions	—	(0.59)	(0.76)	(0.89)	(0.49)	(0.70)
Net asset value, end of period	$11.03	$10.65	$10.08	$12.51	$12.23	$11.40
Total return (b)	3.57%	11.51%	(13.27)%	9.55%	11.68%	17.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$896,843	$907,428	$835,845	$987,323	$820,938	$783,033
Ratios to Average Net Assets:
Total expenses (c)	0.14%(d)	0.14%	0.14%	0.13%	0.14%	0.14%
Net expenses (c)	(0.01)%(d)(e)	(0.01)%(e)	(0.02)%(e)	(0.02)%(e)	(0.03)%(e)	(0.01)%(e)
Net investment income (loss)	2.54%(d)	3.29%	2.90%	2.53%	2.13%	2.88%
Portfolio turnover rate	10%(f)	16%	22%	27%	37%	21%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(f)	Not annualized.
See accompanying notes to financial statements.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2020 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$10.66	$10.08	$11.95
Income (loss) from investment operations:
Net investment income (loss) (a)	0.11	0.29	0.26
Net realized and unrealized gain (loss)	0.25	0.83	(1.42)
Total from investment operations	0.36	1.12	(1.16)
Distributions to shareholders from:
Net investment income	—	(0.31)	(0.28)
Net realized gains	—	(0.23)	(0.43)
Total distributions	—	(0.54)	(0.71)
Net asset value, end of period	$11.02	$10.66	$10.08
Total return (b)	3.38%	11.06%	(9.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,748	$12,721	$12,939
Ratios to Average Net Assets:
Total expenses (c)	0.64%(d)	0.64%	0.64%(d)
Net expenses (c)	0.49%(d)	0.49%	0.48%(d)
Net investment income (loss)	2.00%(d)	2.75%	2.78%(d)
Portfolio turnover rate	10%(e)	16%	22%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$11.62	$10.70	$13.50	$13.06	$11.92	$10.53
Income (loss) from investment operations:
Net investment income (loss) (a)	0.11	0.37	0.30	0.15	0.50	0.37
Net realized and unrealized gain (loss)	0.43	1.08	(2.40)	1.16	1.26	1.81
Total from investment operations	0.54	1.45	(2.10)	1.31	1.76	2.18
Distributions to shareholders from:
Net investment income	—	(0.35)	(0.30)	(0.29)	(0.25)	(0.33)
Net realized gains	—	(0.18)	(0.40)	(0.58)	(0.37)	(0.46)
Total distributions	—	(0.53)	(0.70)	(0.87)	(0.62)	(0.79)
Net asset value, end of period	$12.16	$11.62	$10.70	$13.50	$13.06	$11.92
Total return (b)	4.65%	13.58%	(15.47)%	10.03%	14.66%	20.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,135	$9,938	$3,610	$5,301	$59,792	$2,019
Ratios to Average Net Assets:
Total expenses (c)	0.29%(d)	0.26%	0.26%	0.38%	0.19%	0.15%
Net expenses (c)	0.15%(d)	0.12%	0.13%	0.25%	0.04%	0.02%
Net investment income (loss)	1.90%(d)	3.26%	2.46%	1.11%	3.96%	3.10%
Portfolio turnover rate	10%(e)	14%	16%	24%	39%	27%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$11.72	$10.79	$13.60	$13.09	$11.94	$10.55
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.35	0.33	0.36	0.27	0.33
Net realized and unrealized gain (loss)	0.43	1.12	(2.42)	1.06	1.50	1.85
Total from investment operations	0.55	1.47	(2.09)	1.42	1.77	2.18
Distributions to shareholders from:
Net investment income	—	(0.36)	(0.32)	(0.33)	(0.25)	(0.33)
Net realized gains	—	(0.18)	(0.40)	(0.58)	(0.37)	(0.46)
Total distributions	—	(0.54)	(0.72)	(0.91)	(0.62)	(0.79)
Net asset value, end of period	$12.27	$11.72	$10.79	$13.60	$13.09	$11.94
Total return (b)	4.69%	13.68%	(15.33)%	10.81%	14.84%	20.63%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,967,414	$1,910,011	$1,615,466	$1,738,831	$1,228,301	$1,035,188
Ratios to Average Net Assets:
Total expenses (c)	0.12%(d)	0.13%	0.13%	0.13%	0.14%	0.14%
Net expenses (c)	(0.01)%(d)(e)	(0.01)%(e)	0.00%(f)	0.00%(f)	(0.01)%(e)	0.01%
Net investment income (loss)	2.06%(d)	3.09%	2.73%	2.57%	2.24%	2.83%
Portfolio turnover rate	10%(g)	14%	16%	24%	39%	27%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(f)	Amount is less than 0.005%.
(g)	Not annualized.
See accompanying notes to financial statements.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$11.74	$10.80	$12.89
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.30	0.26
Net realized and unrealized gain (loss)	0.42	1.12	(1.69)
Total from investment operations	0.51	1.42	(1.43)
Distributions to shareholders from:
Net investment income	—	(0.30)	(0.26)
Net realized gains	—	(0.18)	(0.40)
Total distributions	—	(0.48)	(0.66)
Net asset value, end of period	$12.25	$11.74	$10.80
Total return (b)	4.34%	13.09%	(10.96)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,073	$13,239	$11,524
Ratios to Average Net Assets:
Total expenses (c)	0.62%(d)	0.63%	0.63%(d)
Net expenses (c)	0.49%(d)	0.49%	0.50%(d)
Net investment income (loss)	1.54%(d)	2.62%	2.64%(d)
Portfolio turnover rate	10%(e)	14%	16%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$12.43	$11.19	$14.29	$13.70	$12.26	$10.67
Income (loss) from investment operations:
Net investment income (loss) (a)	0.08	0.35	0.26	0.11	0.53	0.38
Net realized and unrealized gain (loss)	0.62	1.40	(2.71)	1.36	1.58	2.03
Total from investment operations	0.70	1.75	(2.45)	1.47	2.11	2.41
Distributions to shareholders from:
Net investment income	—	(0.34)	(0.26)	(0.27)	(0.24)	(0.32)
Net realized gains	—	(0.17)	(0.39)	(0.61)	(0.43)	(0.50)
Total distributions	—	(0.51)	(0.65)	(0.88)	(0.67)	(0.82)
Net asset value, end of period	$13.13	$12.43	$11.19	$14.29	$13.70	$12.26
Total return (b)	5.63%	15.63%	(17.13)%	10.76%	17.26%	22.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,088	$20,488	$6,903	$8,838	$69,750	$2,837
Ratios to Average Net Assets:
Total expenses (c)	0.29%(d)	0.25%	0.25%	0.37%	0.19%	0.15%
Net expenses (c)	0.19%(d)	0.15%	0.15%	0.27%	0.08%	0.04%
Net investment income (loss)	1.28%(d)	2.93%	2.04%	0.74%	4.00%	3.12%
Portfolio turnover rate	7%(e)	12%	14%	22%	27%	30%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$12.51	$11.26	$14.36	$13.72	$12.27	$10.69
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.35	0.29	0.35	0.27	0.33
Net realized and unrealized gain (loss)	0.62	1.42	(2.73)	1.21	1.86	2.07
Total from investment operations	0.71	1.77	(2.44)	1.56	2.13	2.40
Distributions to shareholders from:
Net investment income	—	(0.35)	(0.27)	(0.31)	(0.25)	(0.32)
Net realized gains	—	(0.17)	(0.39)	(0.61)	(0.43)	(0.50)
Total distributions	—	(0.52)	(0.66)	(0.92)	(0.68)	(0.82)
Net asset value, end of period	$13.22	$12.51	$11.26	$14.36	$13.72	$12.27
Total return (b)	5.68%	15.74%	(16.95)%	11.37%	17.24%	22.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,884,466	$2,651,799	$1,991,503	$2,055,047	$1,367,241	$1,072,332
Ratios to Average Net Assets:
Total expenses (c)	0.12%(d)	0.12%	0.13%	0.12%	0.14%	0.14%
Net expenses (c)	0.02%(d)	0.02%	0.02%	0.03%	0.03%	0.03%
Net investment income (loss)	1.46%(d)	2.90%	2.30%	2.37%	2.13%	2.75%
Portfolio turnover rate	7%(e)	12%	14%	22%	27%	30%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$12.52	$11.27	$13.51
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.28	0.21
Net realized and unrealized gain (loss)	0.62	1.43	(1.85)
Total from investment operations	0.68	1.71	(1.64)
Distributions to shareholders from:
Net investment income	—	(0.29)	(0.21)
Net realized gains	—	(0.17)	(0.39)
Total distributions	—	(0.46)	(0.60)
Net asset value, end of period	$13.20	$12.52	$11.27
Total return (b)	5.43%	15.15%	(12.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$32,306	$31,819	$26,891
Ratios to Average Net Assets:
Total expenses (c)	0.62%(d)	0.62%	0.63%(d)
Net expenses (c)	0.52%(d)	0.52%	0.52%(d)
Net investment income (loss)	0.95%(d)	2.32%	2.04%(d)
Portfolio turnover rate	7%(e)	12%	14%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$13.06	$11.64	$14.96	$14.16	$12.54	$10.80
Income (loss) from investment operations:
Net investment income (loss) (a)	0.05	0.30	0.21	0.06	0.56	0.36
Net realized and unrealized gain (loss)	0.76	1.65	(2.92)	1.55	1.71	2.19
Total from investment operations	0.81	1.95	(2.71)	1.61	2.27	2.55
Distributions to shareholders from:
Net investment income	—	(0.33)	(0.22)	(0.26)	(0.24)	(0.30)
Net realized gains	—	(0.20)	(0.39)	(0.55)	(0.41)	(0.51)
Total distributions	—	(0.53)	(0.61)	(0.81)	(0.65)	(0.81)
Net asset value, end of period	$13.87	$13.06	$11.64	$14.96	$14.16	$12.54
Total return (b)	6.20%	16.70%	(18.02)%	11.38%	18.05%	23.62%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,204	$6,801	$3,527	$4,878	$49,518	$1,193
Ratios to Average Net Assets:
Total expenses (c)	0.29%(d)	0.27%	0.28%	0.38%	0.20%	0.21%
Net expenses (c)	0.22%(d)	0.18%	0.19%	0.29%	0.10%	0.12%
Net investment income (loss)	0.77%(d)	2.43%	1.60%	0.41%	4.14%	2.95%
Portfolio turnover rate	6%(e)	11%	12%	19%	22%	28%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$13.20	$11.75	$15.09	$14.21	$12.57	$10.83
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07	0.34	0.26	0.34	0.26	0.32
Net realized and unrealized gain (loss)	0.75	1.65	(2.97)	1.39	2.03	2.24
Total from investment operations	0.82	1.99	(2.71)	1.73	2.29	2.56
Distributions to shareholders from:
Net investment income	—	(0.34)	(0.24)	(0.30)	(0.24)	(0.31)
Net realized gains	—	(0.20)	(0.39)	(0.55)	(0.41)	(0.51)
Total distributions	—	(0.54)	(0.63)	(0.85)	(0.65)	(0.82)
Net asset value, end of period	$14.02	$13.20	$11.75	$15.09	$14.21	$12.57
Total return (b)	6.21%	16.94%	(17.89)%	12.18%	18.19%	23.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,852,234	$2,566,604	$1,883,267	$1,863,635	$1,215,824	$907,369
Ratios to Average Net Assets:
Total expenses (c)	0.12%(d)	0.13%	0.13%	0.13%	0.14%	0.15%
Net expenses (c)	0.04%(d)	0.04%	0.04%	0.04%	0.04%	0.05%
Net investment income (loss)	0.98%(d)	2.71%	2.00%	2.26%	2.03%	2.60%
Portfolio turnover rate	6%(e)	11%	12%	19%	22%	28%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$13.21	$11.76	$14.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03	0.27	0.18
Net realized and unrealized gain (loss)	0.76	1.65	(1.98)
Total from investment operations	0.79	1.92	(1.80)
Distributions to shareholders from:
Net investment income	—	(0.27)	(0.18)
Net realized gains	—	(0.20)	(0.39)
Total distributions	—	(0.47)	(0.57)
Net asset value, end of period	$14.00	$13.21	$11.76
Total return (b)	5.98%	16.34%	(12.69)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,218	$15,189	$11,922
Ratios to Average Net Assets:
Total expenses (c)	0.62%(d)	0.63%	0.63%(d)
Net expenses (c)	0.54%(d)	0.54%	0.54%(d)
Net investment income (loss)	0.49%(d)	2.13%	1.70%(d)
Portfolio turnover rate	6%(e)	11%	12%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$13.31	$11.74	$15.19	$14.35	$12.65	$10.79
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03	0.29	0.21	0.02	0.58	0.29
Net realized and unrealized gain (loss)	0.86	1.79	(3.03)	1.67	1.79	2.37
Total from investment operations	0.89	2.08	(2.82)	1.69	2.37	2.66
Distributions to shareholders from:
Net investment income	—	(0.31)	(0.20)	(0.26)	(0.23)	(0.30)
Net realized gains	—	(0.20)	(0.43)	(0.59)	(0.44)	(0.50)
Total distributions	—	(0.51)	(0.63)	(0.85)	(0.67)	(0.80)
Net asset value, end of period	$14.20	$13.31	$11.74	$15.19	$14.35	$12.65
Total return (b)	6.69%	17.65%	(18.51)%	11.75%	18.70%	24.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,722	$5,479	$2,780	$2,991	$51,116	$1,398
Ratios to Average Net Assets:
Total expenses (c)	0.29%(d)	0.27%	0.28%	0.39%	0.20%	0.17%
Net expenses (c)	0.22%(d)	0.19%	0.20%	0.32%	0.10%	0.07%
Net investment income (loss)	0.47%(d)	2.31%	1.62%	0.12%	4.25%	2.33%
Portfolio turnover rate	6%(e)	12%	12%	19%	19%	32%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$13.48	$11.88	$15.36	$14.36	$12.66	$10.79
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04	0.32	0.24	0.35	0.25	0.32
Net realized and unrealized gain (loss)	0.88	1.80	(3.07)	1.54	2.12	2.35
Total from investment operations	0.92	2.12	(2.83)	1.89	2.37	2.67
Distributions to shareholders from:
Net investment income	—	(0.32)	(0.22)	(0.30)	(0.23)	(0.30)
Net realized gains	—	(0.20)	(0.43)	(0.59)	(0.44)	(0.50)
Total distributions	—	(0.52)	(0.65)	(0.89)	(0.67)	(0.80)
Net asset value, end of period	$14.40	$13.48	$11.88	$15.36	$14.36	$12.66
Total return (b)	6.82%	17.82%	(18.40)%	13.15%	18.79%	24.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,604,455	$2,352,248	$1,664,976	$1,677,750	$1,076,641	$778,976
Ratios to Average Net Assets:
Total expenses (c)	0.12%(d)	0.13%	0.14%	0.13%	0.15%	0.16%
Net expenses (c)	0.06%(d)	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	0.64%(d)	2.52%	1.79%	2.23%	1.94%	2.63%
Portfolio turnover rate	6%(e)	12%	12%	19%	19%	32%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$13.49	$11.89	$14.35
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.24	0.16
Net realized and unrealized gain (loss)	0.88	1.81	(2.03)
Total from investment operations	0.89	2.05	(1.87)
Distributions to shareholders from:
Net investment income	—	(0.25)	(0.16)
Net realized gains	—	(0.20)	(0.43)
Total distributions	—	(0.45)	(0.59)
Net asset value, end of period	$14.38	$13.49	$11.89
Total return (b)	6.60%	17.22%	(13.03)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$27,558	$26,093	$21,698
Ratios to Average Net Assets:
Total expenses (c)	0.62%(d)	0.63%	0.64%(d)
Net expenses (c)	0.56%(d)	0.55%	0.55%(d)
Net investment income (loss)	0.15%(d)	1.89%	1.44%(d)
Portfolio turnover rate	6%(e)	12%	12%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$13.83	$12.09	$15.72	$14.58	$12.72	$10.77
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.32	0.20	0.03	0.58	0.29
Net realized and unrealized gain (loss)	0.96	1.91	(3.19)	1.88	1.87	2.45
Total from investment operations	0.98	2.23	(2.99)	1.91	2.45	2.74
Distributions to shareholders from:
Net investment income	—	(0.31)	(0.20)	(0.28)	(0.22)	(0.30)
Net realized gains	—	(0.18)	(0.44)	(0.49)	(0.37)	(0.49)
Total distributions	—	(0.49)	(0.64)	(0.77)	(0.59)	(0.79)
Net asset value, end of period	$14.81	$13.83	$12.09	$15.72	$14.58	$12.72
Total return (b)	7.09%	18.45%	(18.93)%	13.08%	19.26%	25.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,267	$3,304	$1,645	$2,357	$23,059	$962
Ratios to Average Net Assets:
Total expenses (c)	0.29%(d)	0.27%	0.28%	0.39%	0.21%	0.21%
Net expenses (c)	0.23%(d)	0.19%	0.18%	0.30%	0.10%	0.09%
Net investment income (loss)	0.27%(d)	2.42%	1.46%	0.17%	4.27%	2.34%
Portfolio turnover rate	5%(e)	10%	10%	17%	18%	32%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$13.91	$12.16	$15.79	$14.58	$12.72	$10.77
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03	0.33	0.24	0.37	0.25	0.32
Net realized and unrealized gain (loss)	0.97	1.93	(3.21)	1.65	2.21	2.42
Total from investment operations	1.00	2.26	(2.97)	2.02	2.46	2.74
Distributions to shareholders from:
Net investment income	—	(0.33)	(0.22)	(0.32)	(0.23)	(0.30)
Net realized gains	—	(0.18)	(0.44)	(0.49)	(0.37)	(0.49)
Total distributions	—	(0.51)	(0.66)	(0.81)	(0.60)	(0.79)
Net asset value, end of period	$14.91	$13.91	$12.16	$15.79	$14.58	$12.72
Total return (b)	7.19%	18.56%	(18.75)%	13.83%	19.28%	25.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,396,290	$2,108,582	$1,459,184	$1,409,868	$847,354	$587,488
Ratios to Average Net Assets:
Total expenses (c)	0.13%(d)	0.13%	0.14%	0.14%	0.16%	0.17%
Net expenses (c)	0.06%(d)	0.06%	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	0.44%(d)	2.47%	1.80%	2.32%	1.93%	2.62%
Portfolio turnover rate	5%(e)	10%	10%	17%	18%	32%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$13.92	$12.17	$14.72
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)	0.26	0.17
Net realized and unrealized gain (loss)	0.97	1.92	(2.13)
Total from investment operations	0.97	2.18	(1.96)
Distributions to shareholders from:
Net investment income	—	(0.25)	(0.15)
Net realized gains	—	(0.18)	(0.44)
Total distributions	—	(0.43)	(0.59)
Net asset value, end of period	$14.89	$13.92	$12.17
Total return (c)	6.97%	17.95%	(13.21)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,744	$15,266	$10,148
Ratios to Average Net Assets:
Total expenses (d)	0.63%(e)	0.63%	0.64%(e)
Net expenses (d)	0.56%(e)	0.56%	0.55%(e)
Net investment income (loss)	(0.05)%(e)	1.99%	1.57%(e)
Portfolio turnover rate	5%(f)	10%	10%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$13.82	$11.96	$15.62	$14.48	$12.60	$10.70
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.28	0.23	0.00(b)	0.61	0.28
Net realized and unrealized gain (loss)	1.02	2.01	(3.23)	1.90	1.87	2.47
Total from investment operations	1.03	2.29	(3.00)	1.90	2.48	2.75
Distributions to shareholders from:
Net investment income	—	(0.30)	(0.20)	(0.28)	(0.22)	(0.29)
Net realized gains	—	(0.13)	(0.46)	(0.48)	(0.38)	(0.56)
Total distributions	—	(0.43)	(0.66)	(0.76)	(0.60)	(0.85)
Net asset value, end of period	$14.85	$13.82	$11.96	$15.62	$14.48	$12.60
Total return (c)	7.45%	19.16%	(19.19)%	13.12%	19.67%	25.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,167	$3,336	$1,923	$1,596	$24,016	$448
Ratios to Average Net Assets:
Total expenses (d)	0.30%(e)	0.29%	0.31%	0.41%	0.24%	0.25%
Net expenses (d)	0.23%(e)	0.20%	0.21%	0.31%	0.10%	0.09%
Net investment income (loss)	0.12%(e)	2.18%	1.73%	0.02%	4.48%	2.32%
Portfolio turnover rate	6%(f)	9%	10%	17%	16%	41%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$13.97	$12.08	$15.77	$14.49	$12.60	$10.70
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.33	0.25	0.38	0.25	0.34
Net realized and unrealized gain (loss)	1.03	2.01	(3.27)	1.70	2.24	2.42
Total from investment operations	1.05	2.34	(3.02)	2.08	2.49	2.76
Distributions to shareholders from:
Net investment income	—	(0.32)	(0.21)	(0.32)	(0.22)	(0.30)
Net realized gains	—	(0.13)	(0.46)	(0.48)	(0.38)	(0.56)
Total distributions	—	(0.45)	(0.67)	(0.80)	(0.60)	(0.86)
Net asset value, end of period	$15.02	$13.97	$12.08	$15.77	$14.49	$12.60
Total return (b)	7.52%	19.36%	(19.10)%	14.37%	19.76%	25.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,991,908	$1,740,744	$1,121,272	$1,021,959	$587,556	$380,668
Ratios to Average Net Assets:
Total expenses (c)	0.13%(d)	0.14%	0.16%	0.15%	0.19%	0.21%
Net expenses (c)	0.06%(d)	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	0.30%(d)	2.51%	1.84%	2.42%	1.98%	2.74%
Portfolio turnover rate	6%(e)	9%	10%	17%	16%	41%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	For the Period 2/11/22*- 12/31/22
Net asset value, beginning of period	$13.98	$12.08	$14.87
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.26	0.17
Net realized and unrealized gain (loss)	1.02	2.02	(2.35)
Total from investment operations	1.01	2.28	(2.18)
Distributions to shareholders from:
Net investment income	—	(0.25)	(0.15)
Net realized gains	—	(0.13)	(0.46)
Total distributions	—	(0.38)	(0.61)
Net asset value, end of period	$14.99	$13.98	$12.08
Total return (b)	7.22%	18.85%	(14.64)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$25,538	$21,284	$13,177
Ratios to Average Net Assets:
Total expenses (c)	0.63%(d)	0.64%	0.66%(d)
Net expenses (c)	0.56%(d)	0.55%	0.55%(d)
Net investment income (loss)	(0.20)%(d)	2.01%	1.47%(d)
Portfolio turnover rate	6%(e)	9%	10%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$14.24	$12.29	$15.98	$14.72	$12.68	$10.70
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.32	0.23	0.01	0.63	0.33
Net realized and unrealized gain (loss)	1.05	2.06	(3.31)	1.95	1.86	2.41
Total from investment operations	1.06	2.38	(3.08)	1.96	2.49	2.74
Distributions to shareholders from:
Net investment income	—	(0.31)	(0.20)	(0.28)	(0.22)	(0.30)
Net realized gains	—	(0.12)	(0.41)	(0.42)	(0.23)	(0.46)
Total distributions	—	(0.43)	(0.61)	(0.70)	(0.45)	(0.76)
Net asset value, end of period	$15.30	$14.24	$12.29	$15.98	$14.72	$12.68
Total return (b)	7.44%	19.33%	(19.23)%	13.32%	19.60%	25.65%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,054	$1,838	$996	$715	$8,940	$241
Ratios to Average Net Assets:
Total expenses (c)	0.33%(d)	0.31%	0.34%	0.44%	0.32%	0.30%
Net expenses (c)	0.25%(d)	0.21%	0.21%	0.31%	0.09%	0.05%
Net investment income (loss)	0.07%(d)	2.42%	1.72%	0.05%	4.61%	2.69%
Portfolio turnover rate	6%(e)	9%	9%	15%	18%	42%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$14.32	$12.36	$16.06	$14.70	$12.66	$10.68
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.34	0.26	0.40	0.26	0.35
Net realized and unrealized gain (loss)	1.06	2.07	(3.33)	1.71	2.23	2.39
Total from investment operations	1.08	2.41	(3.07)	2.11	2.49	2.74
Distributions to shareholders from:
Net investment income	—	(0.33)	(0.22)	(0.33)	(0.22)	(0.30)
Net realized gains	—	(0.12)	(0.41)	(0.42)	(0.23)	(0.46)
Total distributions	—	(0.45)	(0.63)	(0.75)	(0.45)	(0.76)
Net asset value, end of period	$15.40	$14.32	$12.36	$16.06	$14.70	$12.66
Total return (b)	7.54%	19.45%	(19.09)%	14.31%	19.65%	25.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,471,328	$1,243,394	$770,434	$641,834	$323,975	$195,598
Ratios to Average Net Assets:
Total expenses (c)	0.14%(d)	0.15%	0.18%	0.18%	0.27%	0.30%
Net expenses (c)	0.06%(d)	0.05%	0.05%	0.05%	0.04%	0.05%
Net investment income (loss)	0.26%(d)	2.53%	1.90%	2.52%	2.05%	2.86%
Portfolio turnover rate	6%(e)	9%	9%	15%	18%	42%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$14.33	$12.37	$14.94
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.26	0.17
Net realized and unrealized gain (loss)	1.06	2.07	(2.18)
Total from investment operations	1.04	2.33	(2.01)
Distributions to shareholders from:
Net investment income	—	(0.25)	(0.15)
Net realized gains	—	(0.12)	(0.41)
Total distributions	—	(0.37)	(0.56)
Net asset value, end of period	$15.37	$14.33	$12.37
Total return (b)	7.26%	18.84%	(13.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,954	$12,344	$7,963
Ratios to Average Net Assets:
Total expenses (c)	0.64%(d)	0.65%	0.68%(d)
Net expenses (c)	0.56%(d)	0.55%	0.55%(d)
Net investment income (loss)	(0.24)%(d)	1.91%	1.54%(d)
Portfolio turnover rate	6%(e)	9%	9%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$14.45	$12.45	$16.06	$14.69	$12.53	$10.28
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.33	0.22	0.05	0.59	0.29
Net realized and unrealized gain (loss)	1.07	2.06	(3.30)	1.97	1.87	2.37
Total from investment operations	1.08	2.39	(3.08)	2.02	2.46	2.66
Distributions to shareholders from:
Net investment income	—	(0.31)	(0.20)	(0.29)	(0.22)	(0.28)
Net realized gains	—	(0.08)	(0.33)	(0.36)	(0.08)	(0.13)
Total distributions	—	(0.39)	(0.53)	(0.65)	(0.30)	(0.41)
Net asset value, end of period	$15.53	$14.45	$12.45	$16.06	$14.69	$12.53
Total return (b)	7.47%	19.22%	(19.16)%	13.75%	19.61%	25.86%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$740	$853	$588	$633	$3,458	$163
Ratios to Average Net Assets:
Total expenses (c)	0.33%(d)	0.33%	0.38%	0.50%	0.54%	0.85%
Net expenses (c)	0.22%(d)	0.19%	0.18%	0.28%	0.09%	0.04%
Net investment income (loss)	0.09%(d)	2.41%	1.60%	0.33%	4.41%	2.42%
Portfolio turnover rate	7%(e)	8%	9%	13%	25%	29%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net asset value, beginning of period	$14.51	$12.49	$16.11	$14.69	$12.53	$10.28
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.36	0.28	0.43	0.27	0.39
Net realized and unrealized gain (loss)	1.07	2.07	(3.36)	1.68	2.19	2.27
Total from investment operations	1.09	2.43	(3.08)	2.11	2.46	2.66
Distributions to shareholders from:
Net investment income	—	(0.33)	(0.21)	(0.33)	(0.22)	(0.28)
Net realized gains	—	(0.08)	(0.33)	(0.36)	(0.08)	(0.13)
Total distributions	—	(0.41)	(0.54)	(0.69)	(0.30)	(0.41)
Net asset value, end of period	$15.60	$14.51	$12.49	$16.11	$14.69	$12.53
Total return (b)	7.51%	19.45%	(19.08)%	14.34%	19.63%	25.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$954,559	$779,090	$432,395	$314,182	$137,392	$74,373
Ratios to Average Net Assets:
Total expenses (c)	0.16%(d)	0.19%	0.25%	0.28%	0.49%	0.84%
Net expenses (c)	0.06%(d)	0.05%	0.05%	0.05%	0.04%	0.04%
Net investment income (loss)	0.27%(d)	2.66%	2.03%	2.68%	2.12%	3.33%
Portfolio turnover rate	7%(e)	8%	9%	13%	25%	29%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	For the Period 2/11/22*- 12/31/22
Net asset value, beginning of period	$14.51	$12.49	$15.19
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.29	0.20
Net realized and unrealized gain (loss)	1.08	2.06	(2.42)
Total from investment operations	1.06	2.35	(2.22)
Distributions to shareholders from:
Net investment income	—	(0.25)	(0.15)
Net realized gains	—	(0.08)	(0.33)
Total distributions	—	(0.33)	(0.48)
Net asset value, end of period	$15.57	$14.51	$12.49
Total return (b)	7.31%	18.86%	(14.62)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,994	$5,715	$3,179
Ratios to Average Net Assets:
Total expenses (c)	0.66%(d)	0.69%	0.75%(d)
Net expenses (c)	0.56%(d)	0.55%	0.55%(d)
Net investment income (loss)	(0.23)%(d)	2.14%	1.72%(d)
Portfolio turnover rate	7%(e)	8%	9%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	For the Period 3/30/20*- 12/31/20
Net asset value, beginning of period	$13.96	$11.96	$15.22	$13.69	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.00(b)	0.30	0.22	0.31	0.19
Net realized and unrealized gain (loss)	1.04	2.00	(3.15)	1.62	4.13
Total from investment operations	1.04	2.30	(2.93)	1.93	4.32
Distributions to shareholders from:
Net investment income	—	(0.26)	(0.17)	(0.26)	(0.23)
Net realized gains	—	(0.02)	(0.16)	(0.14)	(0.40)
Return of capital	—	(0.02)	—	—	—
Total distributions	—	(0.30)	(0.33)	(0.40)	(0.63)
Net asset value, end of period	$15.00	$13.96	$11.96	$15.22	$13.69
Total return (c)	7.45%	19.20%	(19.23)%	14.09%	43.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$46	$301	$191	$178	$137
Ratios to Average Net Assets:
Total expenses (d)	0.42%(e)	0.49%	0.66%	1.45%	12.01%(e)
Net expenses (d)	0.24%(e)	0.25%	0.25%	0.25%	0.22%(e)
Net investment income (loss)	0.03%(e)	2.30%	1.67%	2.05%	2.08%(e)
Portfolio turnover rate	5%(f)	8%	9%	20%	86%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	For the Period 3/30/20*- 12/31/20
Net asset value, beginning of period	$13.96	$11.96	$15.23	$13.69	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.37	0.31	0.61	0.45
Net realized and unrealized gain (loss)	1.04	1.96	(3.22)	1.36	3.88
Total from investment operations	1.06	2.33	(2.91)	1.97	4.33
Distributions to shareholders from:
Net investment income	—	(0.29)	(0.20)	(0.29)	(0.24)
Net realized gains	—	(0.02)	(0.16)	(0.14)	(0.40)
Return of capital	—	(0.02)	—	—	—
Total distributions	—	(0.33)	(0.36)	(0.43)	(0.64)
Net asset value, end of period	$15.02	$13.96	$11.96	$15.23	$13.69
Total return (b)	7.59%	19.43%	(19.12)%	14.39%	43.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$276,268	$203,873	$93,596	$43,241	$3,557
Ratios to Average Net Assets:
Total expenses (c)	0.23%(d)	0.29%	0.46%	1.25%	11.81%(d)
Net expenses (c)	0.06%(d)	0.05%	0.05%	0.05%	0.02%(d)
Net investment income (loss)	0.27%(d)	2.85%	2.41%	4.06%	4.70%(d)
Portfolio turnover rate	5%(e)	8%	9%	20%	86%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$13.99	$11.99	$14.08
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.35	0.34
Net realized and unrealized gain (loss)	1.04	1.90	(2.13)
Total from investment operations	1.02	2.25	(1.79)
Distributions to shareholders from:
Net investment income	—	(0.22)	(0.14)
Net realized gains	—	(0.02)	(0.16)
Return of Capital	—	(0.01)	—
Total distributions	—	(0.25)	(0.30)
Net asset value, end of period	$15.01	$13.99	$11.99
Total return (b)	7.29%	18.69%	(12.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$945	$582	$152
Ratios to Average Net Assets:
Total expenses (c)	0.73%(d)	0.79%	0.96%(d)
Net expenses (c)	0.56%(d)	0.55%	0.55%(d)
Net investment income (loss)	(0.23)%(d)	2.66%	3.26%(d)
Portfolio turnover rate	5%(e)	8%	9%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a "Fund" and collectively, the "Funds"):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Target Retirement Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2020 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2025 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2030 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2035 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2040 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2045 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2050 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 11, 2022	Diversified
State Street Target Retirement 2055 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2060 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 11, 2022	Diversified
State Street Target Retirement 2065 Fund	Class I Class K Class R3	March 30, 2020 March 30, 2020 February 28, 2022	Diversified
Class I, Class K and Class R3 shares are sold without a sales charge and only to certain eligible investors.
Each Fund is a “fund of funds” that invests in a combination of mutual funds and exchange-traded funds (“ETFs”) sponsored by SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than
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quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2024 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of foreign taxes withheld at source, if any. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly at an annual rate of 0.05% of each Fund’s average daily net assets.
SSGA FM, as the investment adviser to each Fund, is contractually obligated, through April 30, 2025, (i) to waive up to the full amount of the advisory fee payable by a Fund, and/or (ii) to reimburse a Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non- recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. These waiver and/or reimbursement arrangements may not be terminated prior to April 30, 2025 except with approval of the Funds' Board.
Administrator, Custodian and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. SSGA FM and the Funds each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Funds.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Funds.
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The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate SSGA FD (or others) for services in connection with the distribution of a Fund’s Class R3 shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of each Fund’s net assets attributable to its Class R3 shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 7 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2024, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds and Portfolios.
4.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2024, were as follows:
	Purchases	Sales
State Street Target Retirement Fund	$61,743,101	$93,012,662
State Street Target Retirement 2020 Fund	89,544,232	122,259,260
State Street Target Retirement 2025 Fund	193,201,492	200,752,107
State Street Target Retirement 2030 Fund	307,774,478	204,513,340
State Street Target Retirement 2035 Fund	301,576,015	166,419,648
State Street Target Retirement 2040 Fund	249,443,916	149,908,846
State Street Target Retirement 2045 Fund	256,948,284	122,440,132
State Street Target Retirement 2050 Fund	231,494,669	109,379,873
State Street Target Retirement 2055 Fund	206,472,202	81,432,172
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June 30, 2024 (Unaudited)

	Purchases	Sales
State Street Target Retirement 2060 Fund	$171,809,968	$62,067,627
State Street Target Retirement 2065 Fund	65,171,058	10,951,490
6.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of  December 31, 2023, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$675,783,255	$28,186,245	$42,446,354	$(14,260,109)
State Street Target Retirement 2020 Fund	934,078,936	40,099,303	62,879,630	(22,780,327)
State Street Target Retirement 2025 Fund	2,032,667,488	119,121,869	105,154,367	13,967,502
State Street Target Retirement 2030 Fund	2,854,242,456	254,576,659	128,390,881	126,185,778
State Street Target Retirement 2035 Fund	2,679,046,911	307,500,097	110,817,815	196,682,282
State Street Target Retirement 2040 Fund	2,419,157,915	308,812,737	86,486,697	222,326,040
State Street Target Retirement 2045 Fund	2,182,655,725	295,886,526	62,180,675	233,705,851
State Street Target Retirement 2050 Fund	1,822,839,402	243,606,889	38,304,844	205,302,045
State Street Target Retirement 2055 Fund	1,346,119,305	167,428,028	25,301,472	142,126,556
State Street Target Retirement 2060 Fund	871,876,227	103,016,709	13,896,503	89,120,206
State Street Target Retirement 2065 Fund	249,614,401	31,104,733	4,115,170	26,989,563
7.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2024, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities, if any, as applicable. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the funds' securities lending agreements and related cash and non-cash collateral received as of June 30, 2024.
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Target Retirement Fund	$ 41,148,666	$ —	$ 42,122,057	$ 42,122,057
State Street Target Retirement 2020 Fund	57,042,614	30,500	58,361,639	58,392,139
State Street Target Retirement 2025 Fund	124,775,942	56,695,637	71,052,950	127,748,587
State Street Target Retirement 2030 Fund	163,314,955	39,556,660	127,792,705	167,349,365
State Street Target Retirement 2035 Fund	102,402,673	709,372	104,115,684	104,825,056
State Street Target Retirement 2040 Fund	26,324,520	5,775,236	21,172,004	26,947,240
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2024:
		Remaining Contractual Maturity of the Agreements as of June 30, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Target Retirement 2020 Fund	Mutual Funds and Exchange Traded Products	$30,500	$—	$—	$—	$30,500	$30,500
State Street Target Retirement 2025 Fund	Mutual Funds and Exchange Traded Products	56,695,637	—	—	—	56,695,637	56,695,637
State Street Target Retirement 2030 Fund	Mutual Funds and Exchange Traded Products	39,556,660	—	—	—	39,556,660	39,556,660
State Street Target Retirement 2035 Fund	Mutual Funds and Exchange Traded Products	709,372	—	—	—	709,372	709,372
State Street Target Retirement 2040 Fund	Mutual Funds and Exchange Traded Products	5,775,236	—	—	—	5,775,236	5,775,236
8.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
The Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds has unsettled or open transactions defaults.
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Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Target Retirement Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund and State Street Target Retirement 2065 Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
o Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2023, as applicable, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
______________________________________
1Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
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•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian and securities lending agent for the Funds, with respect to its operations relating to the Funds; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the applicable Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
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•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities or money market instruments. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing each Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023, as applicable. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund:
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State Street Target Retirement Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-year period and was above the median of its Performance Group for the 3- and 5-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 5-year periods. The Board also took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2020 Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-year period and was above the medians of its Performance Group and Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 5-year periods.
State Street Target Retirement 2025 Fund. The Board considered that the Fund’s performance was equal to the median of its Performance Group for the 1-year period and was above the median of its Performance Group for the 3- and 5-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 5-year periods.
State Street Target Retirement 2030 Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1- and 5-year periods and was equal to the median of its Performance Group for the 3-year period. The Board considered that the Fund’s performance was above the median of its Performance Universe for the 1- and 5-year periods and was below the median of its Performance Universe for the 3-year period. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 5-year periods.
State Street Target Retirement 2035 Fund. The Board considered that the Fund’s performance was equal to the median of its Performance Group for the 1-year period, was below the median of its Performance Group for the 3-year period, and was above the median of its Performance Group for the 5-year period.  The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1- and 5-year periods and was below the median of its Performance Universe for the 3-year period. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 5-year periods. The Board also took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2040 Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1- and 3-year periods and was above the median of its Performance Universe for the 5-year period. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 5-year periods. The Board also took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2045 Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 5-year periods. The Board also took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2050 Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1- and 3-year periods and was above the median of its Performance Universe for the 5-year period. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 5-year periods. The Board also took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2055 Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and its Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 5-year periods. The Board also took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2060 Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 5-year periods. The Board also took into account management’s discussion of the Fund’s performance.
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

State Street Target Retirement 2065 Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1- and 3-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1- and 3-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory or is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Funds to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of each Fund:
State Street Target Retirement Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2020 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe.
State Street Target Retirement 2025 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2030 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2035 Fund. The Board considered that the Fund’s actual management fee was below the median of its Expense Group and was equal to the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2040 Fund. The Board considered that the Fund’s actual management fee was below the median of its Expense Group and was above the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2045 Fund. The Board considered that the Fund’s actual management fee was below the median of its Expense Group and was equal to the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2050 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2055 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2060 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2065 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Funds, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Funds at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
77

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Institutional Investment Trust
State Street Hedged International Developed Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 94.4%
UNITED STATES — 94.4%
State Street International Developed Equity Portfolio (a) (Cost $2,320,283,428)		$3,332,100,869
SHORT-TERM INVESTMENT — 4.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (b) (c) (Cost $146,642,518)	146,603,859	146,647,840
TOTAL INVESTMENTS — 98.5% (Cost $2,466,925,946)		3,478,748,709
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		52,263,559
NET ASSETS — 100.0%		$3,531,012,268

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2024.

At June 30, 2024, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	GBP1,152,646	GBP912,000	07/02/2024	$213
Bank of America N.A.	USD288,542,571	USD320,848,841	07/02/2024	(253,508)
Bank of Montreal	EUR16,131,227	EUR15,029,000	08/02/2024	(414)
Bank of Montreal	USD3,411,000	USD4,312,531	08/02/2024	(101)
Barclays Capital PLC	GBP522,670,647	GBP413,472,547	07/02/2024	(228)
Barclays Capital PLC	JPY1,696,469	JPY272,264,000	07/02/2024	(3,917)
Barclays Capital PLC	USD415,422,547	USD528,986,608	07/02/2024	3,851,196
Barclays Capital PLC	USD413,472,547	USD522,762,024	08/02/2024	(3,907)
Citibank N.A.	EUR592,524,122	EUR552,856,657	07/02/2024	265
Citibank N.A.	USD46,761,174	USD12,581,707	07/02/2024	168,994
Citibank N.A.	USD220,734,520	USD21,033,353	07/02/2024	302,240
Citibank N.A.	USD10,459,581	USD6,426,293	07/02/2024	52,748
Citibank N.A.	USD375,610,050	USD249,992,903	07/02/2024	(858,305)
Citibank N.A.	USD1,153,482,531	USD109,826,192	07/02/2024	906,386
Citibank N.A.	USD878,422,566	USD128,045,270	07/02/2024	1,802,483
Citibank N.A.	USD484,478,035	USD61,974,318	07/02/2024	(79,379)
Citibank N.A.	USD56,235,299	USD41,657,320	07/02/2024	162,910
Citibank N.A.	USD552,856,657	USD593,376,627	08/02/2024	(11,322)
HSBC Bank USA	USD545,666,657	USD593,097,640	07/02/2024	8,279,139
HSBC Bank USA	USD3,026,000	USD3,246,147	07/02/2024	3,030
HSBC Bank USA	USD825,000	USD923,651	07/02/2024	5,556
HSBC Bank USA	USD2,509,000	USD360,871	07/02/2024	289
HSBC Bank USA	USD337,703,000	USD2,116,065	07/02/2024	16,706
HSBC Bank USA	USD1,131,000	USD1,434,512	07/02/2024	4,815
HSBC Bank USA	ILS401,104	ILS1,509,000	08/02/2024	(30)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	USD5,267,000	USD5,883,095	08/02/2024	$(131)
HSBC Bank USA	USD61,573,000	USD8,864,475	08/02/2024	(230)
JP Morgan Chase Bank, N.A.	NZD441,153	NZD718,000	07/02/2024	(3,640)
JP Morgan Chase Bank, N.A.	USD6,383,000	USD4,248,502	07/02/2024	(14,385)
JP Morgan Chase Bank, N.A.	USD1,663,721,000	USD10,632,684	07/02/2024	290,019
Morgan Stanley Bank, N.A.	AUD255,249,632	AUD382,196,050	07/02/2024	37
Morgan Stanley Bank, N.A.	DKK132,017,270	DKK918,602,566	07/02/2024	—
Morgan Stanley Bank, N.A.	HKD63,824,325	HKD498,302,035	07/02/2024	—
Morgan Stanley Bank, N.A.	ILS12,412,713	ILS46,761,174	07/02/2024	—
Morgan Stanley Bank, N.A.	NOK20,731,112	NOK220,734,520	07/02/2024	—
Morgan Stanley Bank, N.A.	NZD5,936,032	NZD9,741,581	07/02/2024	—
Morgan Stanley Bank, N.A.	SEK113,735,202	SEK1,204,478,531	07/02/2024	—
Morgan Stanley Bank, N.A.	SGD1,685,311	SGD2,275,000	07/02/2024	(6,654)
Morgan Stanley Bank, N.A.	SGD39,815,753	SGD53,960,299	07/02/2024	—
Morgan Stanley Bank, N.A.	USD12,937,000	USD14,385,313	07/02/2024	(11,526)
Morgan Stanley Bank, N.A.	USD37,671,000	USD5,491,174	07/02/2024	77,273
Morgan Stanley Bank, N.A.	USD50,996,000	USD4,855,368	07/02/2024	39,973
Morgan Stanley Bank, N.A.	USD13,824,000	USD1,768,271	07/02/2024	(2,357)
Morgan Stanley Bank, N.A.	USD1,204,478,531	USD113,903,526	08/02/2024	(5,289)
Morgan Stanley Bank, N.A.	USD53,960,299	USD39,870,767	08/02/2024	(3,948)
Morgan Stanley Bank, N.A.	USD918,602,566	USD132,245,338	08/02/2024	(6,473)
Morgan Stanley Bank, N.A.	USD382,196,050	USD255,450,094	08/02/2024	(12,459)
Morgan Stanley Bank, N.A.	USD498,302,035	USD63,873,412	08/02/2024	(6,931)
Morgan Stanley Bank, N.A.	USD220,734,520	USD20,746,966	08/02/2024	(708)
Morgan Stanley Bank, N.A.	USD46,761,174	USD12,427,558	08/02/2024	(988)
Morgan Stanley Bank, N.A.	USD9,741,581	USD5,935,652	08/02/2024	(360)
Royal Bank of Canada	EUR2,608,836	EUR2,440,000	07/02/2024	6,235
Royal Bank of Canada	USD1,046,000	USD696,000	07/02/2024	(2,571)
Standard Chartered Bank	AUD561,168	AUD843,000	07/02/2024	1,830
Standard Chartered Bank	CHF741,901	CHF665,000	07/02/2024	(1,861)
Standard Chartered Bank	CHF335,677,244	CHF301,639,571	07/02/2024	—
Standard Chartered Bank	GBP2,761,887	GBP2,169,000	07/02/2024	(20,056)
Standard Chartered Bank	USD13,794,000	USD14,993,499	07/02/2024	209,772
Standard Chartered Bank	USD301,639,571	USD336,922,048	08/02/2024	(8,656)
Toronto-Dominion Bank	EUR592,524,122	EUR552,856,657	07/02/2024	265
Toronto-Dominion Bank	USD545,666,657	USD593,094,366	07/02/2024	8,275,865
Toronto-Dominion Bank	USD552,856,657	USD593,374,968	08/02/2024	(12,981)
UBS AG	HKD2,832,498	HKD22,094,000	08/02/2024	(135)
UBS AG	USD13,540,000	USD9,049,852	08/02/2024	(380)
UBS AG	USD4,889,099,000	USD30,536,314	08/02/2024	(858)
UBS AG	USD592,000	USD360,735	08/02/2024	1
UBS AG	USD1,011,000	USD747,101	08/02/2024	8
Westpac Banking Corp.	JPY766,902,186	JPY123,363,885,610	07/02/2024	—
Westpac Banking Corp.	USD121,634,725,610	USD777,327,967	07/02/2024	21,175,253
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	USD123,363,885,610	USD770,519,595	08/02/2024	$(7,700)
Total				$44,291,113

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

During the period ended   June 30, 2024, the average notional value related to forward foreign currency exchange contracts was $9,912,763,252.
At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	1,670	09/20/2024	$195,925,312	$195,657,200	$(268,112)

During the period ended June 30, 2024, the average notional value related to futures contracts was $150,380,086.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,332,100,869	$—	$—	$3,332,100,869
Short-Term Investment	146,647,840	—	—	146,647,840
TOTAL INVESTMENTS	$3,478,748,709	$—	$—	$3,478,748,709
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$45,633,501	$—	$45,633,501
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(1,342,388)	—	(1,342,388)
Futures Contracts - Unrealized Depreciation	(268,112)	—	—	(268,112)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(268,112)	$44,291,113	$—	$44,023,001
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	91,384,867	$91,421,421	$237,375,240	$182,138,404	$25	$(10,442)	146,603,859	$146,647,840	$3,266,052
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value	$3,332,100,869
Investment in affiliated issuers, at value	146,647,840
Total Investments	3,478,748,709
Foreign currency, at value	5
Net cash at broker	5,336,342
Receivable for fund shares sold	3,423,229
Unrealized appreciation on forward foreign currency exchange contracts	45,633,501
Dividends receivable — affiliated issuers	671,132
Receivable from Adviser	128,260
Prepaid expenses and other assets	304,483
TOTAL ASSETS	3,534,245,661
LIABILITIES
Payable for fund shares repurchased	776,891
Payable to broker – accumulated variation margin on open futures contracts	263,565
Unrealized depreciation on forward foreign currency exchange contracts	1,342,388
Advisory fee payable	406,374
Custodian fees payable	72,029
Administration fees payable	145,143
Trustees’ fees and expenses payable	51
Transfer agent fees payable	15,244
Registration and filing fees payable	3,276
Professional fees payable	36,026
Printing and postage fees payable	31,299
Accrued expenses and other liabilities	141,107
TOTAL LIABILITIES	3,233,393
NET ASSETS	$3,531,012,268
NET ASSETS CONSIST OF:
Paid-in capital	$2,681,433,309
Total distributable earnings (loss)	849,578,959
NET ASSETS	$3,531,012,268
Class K
Net Assets	$3,531,012,268
Shares Outstanding	28,743,736
Net asset value, offering and redemption price per share	$122.84
COST OF INVESTMENTS:
Investment in affiliated Portfolio	$2,320,283,428
Investment in affiliated issuers	146,642,518
Total cost of investments	$2,466,925,946
Foreign currency, at cost	$5
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest income allocated from the Portfolio	$69,342
Dividend income allocated from affiliated Portfolio	70,230,661
Interest income — unaffiliated issuers	95,109
Dividend income — affiliated issuers	3,266,052
Securities Lending income allocated from affiliated Portfolio	488,506
Expenses allocated from affiliated Portfolio	(2,221,967)
Foreign taxes withheld allocated from affiliated Portfolio	(7,284,847)
TOTAL INVESTMENT INCOME (LOSS)	64,642,856
EXPENSES
Advisory fee	2,333,045
Administration fees	833,230
Custodian fees	60,491
Trustees’ fees and expenses	10,551
Transfer agent fees	20,899
Registration and filing fees	62,472
Professional fees and expenses	17,926
Printing and postage fees	23,236
Insurance expense	5,479
Miscellaneous expenses	236,827
TOTAL EXPENSES	3,604,156
Expenses waived/reimbursed by the Adviser	(2,498,245)
NET EXPENSES	1,105,911
NET INVESTMENT INCOME (LOSS)	$63,536,945
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(9,546,684)
Foreign currency transactions allocated from affiliated Portfolio	(1,067,313)
Futures contracts allocated from affiliated Portfolio	3,326,360
Investments - affiliated issuers	25
Forward foreign currency exchange contracts	101,455,840
Futures contracts	7,788,027
Net realized gain (loss)	101,956,255
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	111,570,949
Foreign currency transactions allocated from affiliated Portfolio	(152,346)
Future contracts allocated from affiliated Portfolio	(688,936)
Investments - affiliated issuers	(10,442)
Forward foreign currency exchange contracts	110,230,350
Futures contracts	(3,647,761)
Net change in unrealized appreciation/depreciation	217,301,814
NET REALIZED AND UNREALIZED GAIN (LOSS)	319,258,069
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$382,795,014
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$63,536,945	$96,327,410
Net realized gain (loss)	101,956,255	(4,169,266)
Net change in unrealized appreciation/depreciation	217,301,814	486,535,187
Net increase (decrease) in net assets resulting from operations	382,795,014	578,693,331
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	—	(111,946,450)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	349,542,473	785,000,184
Reinvestment of distributions	—	111,684,268
Cost of shares redeemed	(258,130,757)	(1,797,248,381)
Net increase (decrease) in net assets from beneficial interest transactions	91,411,716	(900,563,929)
Net increase (decrease) in net assets during the period	474,206,730	(433,817,048)
Net assets at beginning of period	3,056,805,538	3,490,622,586
NET ASSETS AT END OF PERIOD	$3,531,012,268	$3,056,805,538
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	2,982,916	7,526,505
Reinvestment of distributions	—	1,027,643
Shares redeemed	(2,193,248)	(17,419,477)
Net increase (decrease) from share transactions	789,668	(8,865,329)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)	Year Ended 12/31/19(a)
Net asset value, beginning of period	$109.35	$94.80	$121.55	$104.85	$104.30	$87.90
Income (loss) from investment operations:
Net investment income (loss) (b)	2.23	3.11	3.25	2.93	2.15	3.10
Net realized and unrealized gain (loss)	11.26	15.56	(8.89)	17.33	0.53	18.60
Total from investment operations	13.49	18.67	(5.64)	20.26	2.68	21.70
Distributions to shareholders from:
Net investment income	—	(4.12)	(3.21)	(3.56)	(2.13)	(3.20)
Net realized gains	—	—	(17.90)	—	—	(2.10)
Total distributions	—	(4.12)	(21.11)	(3.56)	(2.13)	(5.30)
Net asset value, end of period	$122.84	$109.35	$94.80	$121.55	$104.85	$104.30
Total return (c)	12.35%	19.73%	(4.78)%	19.31%	2.45%	24.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,531,012	$3,056,806	$3,490,623	$4,512,062	$3,684,209	$3,772,743
Ratios to Average Net Assets:
Total expenses	0.35%(d)	0.36%	0.36%	0.35%	0.36%	0.36%
Net expenses	0.20%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	3.81%(d)	2.95%	2.85%	2.50%	2.23%	3.08%
Portfolio turnover rate (e)	2%(f)	8%	18%	7%	8%	3%
(a)	On April 17, 2020, the State Street Hedged International Developed Equity Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Portfolio turnover rate is from the corresponding affiliated Portfolio.
(f)	Not annualized.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which has the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Class	Commencement of Operations	Diversification Classification
State Street Hedged International Developed Equity Index Fund	Class I Class K	Not commenced May 29, 2015	Diversified
The Fund seeks to achieve its investment objective by investing a majority of its investable assets in the State Street International Developed Equity Index Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments. The summary of the inputs used for the Portfolio, as of June 30, 2024, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Additionally, valuation techniques used to value the Fund’s investments, other than investment in the Portfolio, by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

(“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Realized gains and losses from security transactions from investment in the Portfolio consist of the Fund’s share of the Portfolio’s realized gains and losses and investment income consists of the Fund’s share of the net investment income of the Portfolio. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust. The Fund is allocated a pro-rata share of the expense of its respective Portfolio. Class specific expenses are borne by each class.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
The Fund may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended June 30, 2024, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2024, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2024, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$45,633,501	$—	$—	$—	$45,633,501
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$1,342,388	$—	$—	$—	$1,342,388
Futures Contracts	—	—	—	263,565	—	263,565
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$101,455,840	$—	$—	$—	$101,455,840
Futures Contracts	—	—	—	7,788,027	—	7,788,027
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$110,230,350	$—	$—	$—	$110,230,350
Futures Contracts	—	—	—	(3,647,761)	—	(3,647,761)
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of America N.A.	$213	$(213)	$—	$—
Barclays Capital PLC	3,851,196	(8,052)	—	3,843,144
Citibank N.A.	3,396,026	(949,006)	—	2,447,020
HSBC Bank USA	8,309,535	(391)	—	8,309,144
JP Morgan Chase Bank, N.A.	290,019	(18,025)	—	271,994
Morgan Stanley Bank, N.A.	117,283	(57,693)	—	59,590
Royal Bank of Canada	6,235	(2,571)	—	3,664
Standard Chartered Bank	211,602	(30,573)	—	181,029
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Toronto-Dominion Bank	$8,276,130	$(12,981)	$—	$8,263,149
UBS AG	9	(9)	—	—
Westpac Banking Corp.	21,175,253	(7,700)	—	21,167,553
	$45,633,501	$(1,087,214)	$—	$44,546,287
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Bank of America N.A.	$(253,508)	$213	$—	$(253,295)
Bank of Montreal	(515)	—	—	(515)
Barclays Capital PLC	(8,052)	8,052	—	—
Citibank N.A.	(949,006)	949,006	—	—
HSBC Bank USA	(391)	391	—	—
JP Morgan Chase Bank, N.A.	(18,025)	18,025	—	—
Morgan Stanley Bank, N.A.	(57,693)	57,693	—	—
Royal Bank of Canada	(2,571)	2,571	—	—
Standard Chartered Bank	(30,573)	30,573	—	—
Toronto-Dominion Bank	(12,981)	12,981	—	—
UBS AG	(1,373)	9	—	(1,364)
Westpac Banking Corp.	(7,700)	7,700	—	—
	$(1,342,388)	$1,087,214	$—	$(255,174)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets.
The Fund’s Adviser is contractually obligated until April 30, 2025 to waive the portion of the Fund’s management fee attributable to the Fund’s assets invested in the Portfolio. This arrangement may not be terminated prior to April 30, 2025 except with the approval of the Fund’s Board of Trustees.
The Adviser is contractually obligated until April 30, 2025 (i) to waive up to the full amount of the advisory fee payable by the Fund  and/or (ii) to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees other than the fees of the Portfolio, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with approval of the Fund's Board of Trustees. For the period ended June 30, 2024, SSGA FM reimbursed or waived the fees under these agreements as shown on the Statement of Operations.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at the annual rate of 0.05% of the average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2024 are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year.
Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023,SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Hedged International Developed Equity Index Fund	$2,555,334,532	$1,057,456,264	$90,019,086	$967,437,178
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Market Risk
The  Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Hedged International Developed Equity Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three- and five- year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian for the Fund and transfer agent and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers.  Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

State Street Hedged International Developed Equity Index Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 5-year periods. The Board also took into account the fact that the Fund is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Hedged International Developed Equity Index Fund. The Board considered that the Fund’s actual management fee was above the median of its Expense Group and below the median of its Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
20

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Master Funds
State Street International Developed Equity Index Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.0%
AUSTRALIA — 7.4%
Ampol Ltd.	49,395	$1,066,847
ANZ Group Holdings Ltd.	587,963	11,089,033
APA Group Stapled Security	248,561	1,326,352
Aristocrat Leisure Ltd.	110,602	3,675,550
ASX Ltd.	38,835	1,556,157
Aurizon Holdings Ltd.	379,774	925,757
BHP Group Ltd.	995,792	28,383,898
BlueScope Steel Ltd.	91,093	1,242,889
Brambles Ltd.	268,717	2,607,593
CAR Group Ltd.	71,079	1,673,322
Cochlear Ltd.	12,354	2,740,443
Coles Group Ltd.	258,005	2,934,417
Commonwealth Bank of Australia	326,109	27,742,336
Computershare Ltd.	106,029	1,865,174
Dexus REIT	210,234	909,823
Endeavour Group Ltd.	319,135	1,076,328
Fortescue Ltd.	326,306	4,665,742
Glencore PLC	2,008,519	11,453,284
Goodman Group REIT	336,738	7,814,945
GPT Group REIT	374,436	1,000,268
Insurance Australia Group Ltd.	478,208	2,280,311
Lottery Corp. Ltd.	442,593	1,498,620
Macquarie Group Ltd.	70,344	9,616,182
Medibank Pvt Ltd.	500,318	1,246,333
Mineral Resources Ltd.	34,833	1,254,353
Mirvac Group REIT	797,874	996,449
National Australia Bank Ltd.	605,870	14,659,757
Northern Star Resources Ltd.	224,657	1,950,484
Orica Ltd.	97,898	1,168,362
Origin Energy Ltd.	337,307	2,446,438
Pilbara Minerals Ltd. (a)	527,481	1,081,494
Pro Medicus Ltd.	12,004	1,148,497
Qantas Airways Ltd. (b)	166,782	651,604
QBE Insurance Group Ltd.	285,621	3,317,177
Ramsay Health Care Ltd.	34,383	1,089,809
REA Group Ltd. (a)	9,983	1,311,161
Reece Ltd.	48,540	815,947
Rio Tinto Ltd.	73,320	5,827,046
Rio Tinto PLC	221,384	14,555,071
Santos Ltd.	624,919	3,196,918
Scentre Group REIT	1,008,455	2,101,310
SEEK Ltd.	70,304	1,002,906
Seven Group Holdings Ltd.	41,736	1,050,269
Sonic Healthcare Ltd.	85,913	1,509,015
South32 Ltd.	869,994	2,126,554
Stockland REIT	474,699	1,322,006
Suncorp Group Ltd.	257,889	2,998,545
Telstra Group Ltd.	792,374	1,915,657
Transurban Group Stapled Security	613,177	5,077,928
Treasury Wine Estates Ltd.	157,053	1,304,805
Vicinity Ltd. REIT	773,415	955,572
Security Description	Shares	Value
Washington H Soul Pattinson & Co. Ltd.	40,775	$893,741
Wesfarmers Ltd.	222,945	9,704,900
Westpac Banking Corp.	681,006	12,384,474
WiseTech Global Ltd.	32,570	2,181,713
Woodside Energy Group Ltd.	372,546	7,018,786
Woolworths Group Ltd.	242,265	5,467,111
		244,877,463
AUSTRIA — 0.2%
Erste Group Bank AG	66,292	3,143,185
Mondi PLC	88,803	1,704,605
OMV AG	26,979	1,175,674
Verbund AG	14,316	1,130,025
voestalpine AG	22,739	614,625
		7,768,114
BELGIUM — 0.8%
Ageas SA	31,862	1,457,441
Anheuser-Busch InBev SA	175,664	10,189,063
D'ieteren Group	4,423	939,064
Elia Group SA	5,712	535,355
Groupe Bruxelles Lambert NV	16,553	1,182,417
KBC Group NV	47,750	3,372,504
Lotus Bakeries NV	87	897,923
Sofina SA	3,290	751,756
Syensqo SA	14,831	1,328,356
UCB SA	24,168	3,592,616
Umicore SA (a)	44,085	662,891
Warehouses De Pauw CVA REIT	36,020	976,693
		25,886,079
BRAZIL — 0.0% (c)
Yara International ASA	33,994	982,067
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC	36,440	776,635
CHILE — 0.1%
Antofagasta PLC	72,829	1,942,530
CHINA — 0.4%
BOC Hong Kong Holdings Ltd.	700,000	2,156,288
Prosus NV	274,724	9,792,927
SITC International Holdings Co. Ltd. (a)	243,000	659,836
Wharf Holdings Ltd. (a)	230,000	646,630
Wilmar International Ltd.	385,400	881,564
		14,137,245
DENMARK — 3.9%
AP Moller - Maersk AS Class A	572	971,665
AP Moller - Maersk AS Class B	847	1,473,504
Carlsberg AS Class B	19,073	2,290,449
Coloplast AS Class B	24,427	2,936,913
Danske Bank AS	131,572	3,923,600
Demant AS (b)	21,084	913,270
DSV AS	33,916	5,200,824

See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Genmab AS (b)	12,647	$3,171,656
Novo Nordisk AS Class B	639,233	92,382,039
Novonesis (Novozymes) B Class B	72,767	4,456,040
Orsted AS (b) (d)	36,095	1,922,452
Pandora AS	15,598	2,355,997
Rockwool AS Class B	2,037	827,306
Tryg AS	69,763	1,525,959
Vestas Wind Systems AS (b)	195,411	4,528,473
		128,880,147
FINLAND — 1.0%
Elisa OYJ	28,435	1,305,559
Fortum OYJ (a)	91,577	1,339,716
Kesko OYJ Class B	57,821	1,015,683
Kone OYJ Class B	65,360	3,228,587
Metso OYJ	131,475	1,392,739
Neste OYJ	83,742	1,492,103
Nokia OYJ	1,034,274	3,944,539
Nordea Bank Abp	586,434	6,982,807
Nordea Bank Abp	24,660	293,763
Orion OYJ Class B	20,582	879,262
Sampo OYJ Class A	87,911	3,778,168
Stora Enso OYJ Class R	115,387	1,577,361
UPM-Kymmene OYJ	101,413	3,545,449
Wartsila OYJ Abp	94,310	1,819,382
		32,595,118
FRANCE — 9.2%
Accor SA	38,174	1,566,968
Aeroports de Paris SA	6,344	772,387
Air Liquide SA	112,545	19,453,619
Airbus SE	115,856	15,925,880
Alstom SA	72,423	1,218,624
Amundi SA (d)	11,496	742,331
Arkema SA	11,768	1,023,493
AXA SA	354,507	11,614,859
BioMerieux	7,880	749,529
BNP Paribas SA	202,170	12,898,710
Bollore SE	120,485	707,632
Bouygues SA	38,117	1,224,332
Bureau Veritas SA	58,836	1,630,667
Capgemini SE	29,834	5,937,684
Carrefour SA	105,660	1,494,783
Cie de Saint-Gobain SA	89,766	6,986,534
Cie Generale des Etablissements Michelin SCA	134,520	5,206,046
Covivio SA REIT	7,852	373,475
Credit Agricole SA	204,291	2,789,410
Danone SA	124,404	7,610,479
Dassault Aviation SA	4,199	763,248
Dassault Systemes SE	132,500	5,012,845
Edenred SE	47,543	2,008,106
Eiffage SA	14,427	1,326,033
Engie SA	361,012	5,159,509
EssilorLuxottica SA	58,206	12,551,320
Security Description	Shares	Value
Eurazeo SE	9,058	$721,784
Gecina SA REIT	8,880	817,999
Getlink SE	53,377	883,845
Hermes International SCA	6,182	14,178,701
Ipsen SA	7,159	878,520
Kering SA	14,754	5,352,567
Klepierre SA REIT	43,119	1,154,396
La Francaise des Jeux SAEM (d)	18,489	630,136
Legrand SA	50,681	5,031,963
L'Oreal SA	46,897	20,609,885
LVMH Moet Hennessy Louis Vuitton SE	54,086	41,365,035
Orange SA	355,148	3,560,413
Pernod Ricard SA	40,430	5,490,021
Publicis Groupe SA	44,306	4,719,057
Remy Cointreau SA	4,103	342,557
Renault SA	38,533	1,975,685
Rexel SA	41,607	1,077,350
Safran SA	66,720	14,115,520
Sartorius Stedim Biotech	5,561	913,669
SEB SA	4,806	492,420
Societe Generale SA	140,243	3,294,697
Sodexo SA	17,895	1,611,034
Teleperformance SE	11,251	1,185,810
Thales SA	18,514	2,966,437
TotalEnergies SE	420,541	28,093,067
Unibail-Rodamco-Westfield REIT (b)	23,242	1,831,356
Veolia Environnement SA	134,302	4,018,755
Vinci SA	97,917	10,324,252
Vivendi SE	133,656	1,397,507
		305,782,941
GERMANY — 8.3%
adidas AG	31,452	7,517,039
Allianz SE	76,350	21,234,405
BASF SE	176,648	8,554,541
Bayer AG	194,231	5,491,450
Bayerische Motoren Werke AG	62,246	5,896,023
Bayerische Motoren Werke AG Preference Shares	11,599	1,024,955
Bechtle AG	15,089	710,582
Beiersdorf AG	19,114	2,797,287
Brenntag SE	26,021	1,755,830
Carl Zeiss Meditec AG	8,085	568,864
Commerzbank AG	203,650	3,096,046
Continental AG	22,399	1,269,925
Covestro AG (b) (d)	38,096	2,237,451
CTS Eventim AG & Co. KGaA	12,864	1,074,007
Daimler Truck Holding AG	103,640	4,128,703
Deutsche Bank AG	372,577	5,952,907
Deutsche Boerse AG	36,683	7,513,101
Deutsche Lufthansa AG	121,904	746,015
Deutsche Post AG	191,088	7,739,341
Deutsche Telekom AG	632,672	15,921,002

See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Dr Ing hc F Porsche AG Preference Shares (d)	21,677	$1,615,112
E.ON SE	443,928	5,830,684
Evonik Industries AG	52,799	1,077,989
Fresenius Medical Care AG	40,959	1,569,786
Fresenius SE & Co. KGaA (b)	83,117	2,483,570
GEA Group AG	32,791	1,367,093
Hannover Rueck SE	11,590	2,940,190
Heidelberg Materials AG	25,689	2,665,667
Henkel AG & Co. KGaA	20,708	1,630,135
Henkel AG & Co. KGaA Preference Shares	32,026	2,856,433
Infineon Technologies AG	255,397	9,390,028
Knorr-Bremse AG	14,406	1,100,846
LEG Immobilien SE	14,932	1,220,418
Mercedes-Benz Group AG	156,842	10,853,926
Merck KGaA	25,815	4,281,505
MTU Aero Engines AG	10,149	2,597,474
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	26,651	13,339,025
Nemetschek SE	11,865	1,167,994
Porsche Automobil Holding SE Preference Shares	30,321	1,371,679
Puma SE	19,231	883,586
Rational AG	1,075	895,782
Rheinmetall AG	8,441	4,303,489
RWE AG	120,801	4,136,520
SAP SE	204,838	41,606,316
Sartorius AG Preference Shares	5,144	1,207,366
Scout24 SE (d)	13,225	1,009,182
Siemens AG	149,246	27,787,291
Siemens Energy AG (b)	118,818	3,095,714
Siemens Healthineers AG (d)	53,831	3,103,905
Symrise AG	25,506	3,124,513
Talanx AG	12,433	993,384
Volkswagen AG	5,740	689,622
Volkswagen AG Preference Shares	40,893	4,619,376
Vonovia SE	139,366	3,965,656
Zalando SE (b) (d)	44,998	1,055,681
		277,066,411
HONG KONG — 1.6%
AIA Group Ltd.	2,195,400	14,903,322
CK Asset Holdings Ltd.	395,899	1,483,214
CK Infrastructure Holdings Ltd.	136,000	768,194
CLP Holdings Ltd.	318,500	2,574,141
Futu Holdings Ltd. ADR (b)	10,900	715,095
Hang Seng Bank Ltd.	144,300	1,855,640
Henderson Land Development Co. Ltd.	259,436	696,158
HKT Trust & HKT Ltd. Stapled Security	811,000	909,952
Hong Kong & China Gas Co. Ltd.	2,101,995	1,599,233
Security Description	Shares	Value
Hong Kong Exchanges & Clearing Ltd.	233,330	$7,477,414
Hongkong Land Holdings Ltd.	238,600	770,678
Jardine Matheson Holdings Ltd.	33,000	1,167,540
Link REIT	483,291	1,878,715
MTR Corp. Ltd.	325,012	1,026,148
Power Assets Holdings Ltd.	274,000	1,482,760
Prudential PLC	536,727	4,874,174
Sino Land Co. Ltd.	824,456	850,074
Sun Hung Kai Properties Ltd.	278,500	2,409,595
Swire Pacific Ltd. Class A	84,500	746,792
Swire Properties Ltd.	232,200	369,978
Techtronic Industries Co. Ltd.	262,500	2,999,078
WH Group Ltd. (d)	1,695,266	1,116,078
Wharf Real Estate Investment Co. Ltd.	313,000	829,867
		53,503,840
IRELAND — 0.5%
AerCap Holdings NV	40,900	3,811,880
AIB Group PLC	342,649	1,812,668
Bank of Ireland Group PLC	206,491	2,161,725
Kerry Group PLC Class A	31,089	2,520,632
Kingspan Group PLC	30,839	2,627,611
Smurfit Kappa Group PLC	49,767	2,220,738
		15,155,254
ISRAEL — 0.6%
Azrieli Group Ltd.	7,326	429,774
Bank Hapoalim BM	247,133	2,185,178
Bank Leumi Le-Israel BM	301,954	2,460,710
Check Point Software Technologies Ltd. (b)	17,310	2,856,150
Elbit Systems Ltd.	5,427	948,774
Global-e Online Ltd. (a) (b)	20,000	725,400
ICL Group Ltd.	150,007	649,452
Israel Discount Bank Ltd. Class A	250,161	1,247,750
Mizrahi Tefahot Bank Ltd.	30,625	1,037,309
Nice Ltd. (b)	11,683	1,910,676
Teva Pharmaceutical Industries Ltd. ADR (b)	220,528	3,583,580
Wix.com Ltd. (b)	10,000	1,590,700
		19,625,453
ITALY — 2.4%
Amplifon SpA	25,292	901,027
Assicurazioni Generali SpA	202,192	5,046,929
Banco BPM SpA	239,981	1,546,799
Coca-Cola HBC AG	45,089	1,537,779
Davide Campari-Milano NV (a)	113,571	1,074,055
DiaSorin SpA	5,195	518,134
Enel SpA	1,600,399	11,138,693
Eni SpA	419,422	6,452,349
Ferrari NV	24,605	10,039,219
FinecoBank Banca Fineco SpA	120,281	1,794,444

See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Infrastrutture Wireless Italiane SpA (d)	54,447	$568,948
Intesa Sanpaolo SpA	2,879,215	10,710,812
Leonardo SpA	80,480	1,869,997
Mediobanca Banca di Credito Finanziario SpA	101,803	1,493,681
Moncler SpA	43,715	2,673,351
Nexi SpA (b) (d)	105,114	641,463
Poste Italiane SpA (d)	94,478	1,204,450
Prysmian SpA	51,963	3,220,075
Recordati Industria Chimica e Farmaceutica SpA	21,225	1,107,823
Snam SpA (a)	379,104	1,678,446
Telecom Italia SpA (a) (b)	1,880,790	450,517
Terna - Rete Elettrica Nazionale	274,053	2,120,045
UniCredit SpA (a)	296,164	10,984,108
		78,773,144
JAPAN — 22.0%
Advantest Corp.	148,200	5,919,340
Aeon Co. Ltd.	126,100	2,695,872
AGC, Inc. (a)	39,100	1,265,415
Aisin Corp.	27,700	902,842
Ajinomoto Co., Inc.	92,400	3,240,261
ANA Holdings, Inc.	35,300	651,643
Asahi Group Holdings Ltd.	92,500	3,263,319
Asahi Kasei Corp.	247,400	1,584,892
Asics Corp.	130,000	1,988,872
Astellas Pharma, Inc.	352,200	3,481,276
Bandai Namco Holdings, Inc.	113,500	2,215,529
Bridgestone Corp. (a)	111,400	4,378,160
Brother Industries Ltd.	49,800	876,438
Canon, Inc. (a)	197,900	5,356,562
Capcom Co. Ltd.	67,400	1,270,821
Central Japan Railway Co.	152,100	3,283,870
Chiba Bank Ltd.	99,200	883,093
Chubu Electric Power Co., Inc.	127,700	1,509,124
Chugai Pharmaceutical Co. Ltd.	133,800	4,754,450
Concordia Financial Group Ltd.	218,700	1,286,423
Dai Nippon Printing Co. Ltd. (a)	41,300	1,389,504
Daifuku Co. Ltd.	54,900	1,027,285
Dai-ichi Life Holdings, Inc.	178,500	4,769,321
Daiichi Sankyo Co. Ltd.	361,300	12,407,194
Daikin Industries Ltd.	51,200	7,120,129
Daito Trust Construction Co. Ltd.	12,300	1,268,155
Daiwa House Industry Co. Ltd.	105,800	2,681,503
Daiwa Securities Group, Inc.	246,100	1,877,189
Denso Corp.	373,800	5,804,752
Dentsu Group, Inc. (a)	42,000	1,058,224
Disco Corp.	18,300	6,944,125
East Japan Railway Co.	174,300	2,887,121
Eisai Co. Ltd.	50,300	2,061,281
Security Description	Shares	Value
ENEOS Holdings, Inc.	582,600	$2,993,766
FANUC Corp.	188,700	5,172,064
Fast Retailing Co. Ltd.	33,800	8,522,492
Fuji Electric Co. Ltd.	25,000	1,422,355
FUJIFILM Holdings Corp.	222,000	5,191,869
Fujitsu Ltd.	349,100	5,462,419
Hamamatsu Photonics KK	28,600	765,938
Hankyu Hanshin Holdings, Inc.	45,100	1,198,293
Hikari Tsushin, Inc.	4,000	745,120
Hitachi Construction Machinery Co. Ltd.	23,300	623,998
Hitachi Ltd.	906,500	20,292,842
Honda Motor Co. Ltd.	885,400	9,467,164
Hoshizaki Corp.	20,300	643,855
Hoya Corp.	68,100	7,918,752
Hulic Co. Ltd. (a)	74,500	659,737
Ibiden Co. Ltd.	19,300	785,630
Idemitsu Kosan Co. Ltd.	191,200	1,237,939
Inpex Corp. (a)	187,400	2,757,527
Isuzu Motors Ltd.	115,600	1,531,416
ITOCHU Corp. (a)	233,300	11,390,888
Japan Airlines Co. Ltd.	25,500	402,410
Japan Exchange Group, Inc.	92,600	2,159,861
Japan Post Bank Co. Ltd.	286,900	2,710,087
Japan Post Holdings Co. Ltd.	404,900	4,014,767
Japan Post Insurance Co. Ltd.	42,100	816,823
Japan Real Estate Investment Corp. REIT	248	783,190
Japan Tobacco, Inc. (a)	233,000	6,297,924
JFE Holdings, Inc.	105,500	1,518,620
Kajima Corp.	77,000	1,331,440
Kansai Electric Power Co., Inc.	139,100	2,336,493
Kao Corp. (a)	89,400	3,625,796
Kawasaki Kisen Kaisha Ltd.	81,300	1,182,656
KDDI Corp.	296,500	7,841,048
Keisei Electric Railway Co. Ltd.	24,800	797,991
Keyence Corp.	38,000	16,666,045
Kikkoman Corp.	134,000	1,552,337
Kintetsu Group Holdings Co. Ltd.	36,200	788,091
Kirin Holdings Co. Ltd. (a)	151,800	1,956,244
Kobe Bussan Co. Ltd. (a)	32,500	724,108
Koito Manufacturing Co. Ltd.	43,000	593,168
Komatsu Ltd.	183,200	5,319,702
Konami Group Corp.	20,700	1,490,153
Kubota Corp.	195,800	2,738,717
Kyocera Corp.	244,700	2,816,499
Kyowa Kirin Co. Ltd.	49,000	836,923
Lasertec Corp.	15,800	3,544,834
LY Corp.	530,500	1,282,553
M3, Inc.	89,400	852,262
Makita Corp.	43,400	1,179,565
Marubeni Corp.	275,500	5,096,048
MatsukiyoCocokara & Co.	62,400	896,084

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Mazda Motor Corp.	104,900	$1,014,698
McDonald's Holdings Co. Japan Ltd.	14,600	575,432
MEIJI Holdings Co. Ltd.	44,200	953,188
Minebea Mitsumi, Inc.	66,500	1,362,163
Mitsubishi Chemical Group Corp.	254,800	1,414,658
Mitsubishi Corp.	649,300	12,706,679
Mitsubishi Electric Corp.	375,000	5,985,407
Mitsubishi Estate Co. Ltd.	215,200	3,371,279
Mitsubishi HC Capital, Inc.	159,200	1,051,041
Mitsubishi Heavy Industries Ltd.	617,100	6,609,868
Mitsubishi UFJ Financial Group, Inc.	2,164,100	23,260,779
Mitsui & Co. Ltd.	500,000	11,348,377
Mitsui Chemicals, Inc.	35,100	968,818
Mitsui Fudosan Co. Ltd.	529,800	4,836,574
Mitsui OSK Lines Ltd. (a)	67,400	2,018,732
Mizuho Financial Group, Inc.	473,840	9,891,550
MonotaRO Co. Ltd. (a)	53,900	633,625
MS&AD Insurance Group Holdings, Inc.	256,700	5,704,976
Murata Manufacturing Co. Ltd.	336,600	6,951,294
NEC Corp.	46,900	3,861,684
Nexon Co. Ltd. (a)	67,400	1,246,519
NIDEC Corp.	80,200	3,582,227
Nintendo Co. Ltd.	203,100	10,802,708
Nippon Building Fund, Inc. REIT (a)	310	1,084,981
NIPPON EXPRESS HOLDINGS, Inc.	11,700	539,323
Nippon Paint Holdings Co. Ltd.	186,100	1,212,438
Nippon Prologis REIT, Inc.	470	733,371
Nippon Sanso Holdings Corp.	32,400	958,545
Nippon Steel Corp.	166,000	3,509,673
Nippon Telegraph & Telephone Corp.	5,820,600	5,492,771
Nippon Yusen KK (a)	86,300	2,511,852
Nissan Chemical Corp. (a)	21,400	678,079
Nissan Motor Co. Ltd.	443,800	1,506,095
Nissin Foods Holdings Co. Ltd.	35,700	905,927
Nitori Holdings Co. Ltd.	15,500	1,637,107
Nitto Denko Corp.	29,300	2,315,075
Nomura Holdings, Inc.	591,600	3,390,869
Nomura Real Estate Holdings, Inc.	21,700	543,782
Nomura Real Estate Master Fund, Inc. REIT (a)	861	763,799
Nomura Research Institute Ltd.	74,200	2,085,405
NTT Data Group Corp.	123,900	1,819,295
Obayashi Corp.	129,200	1,535,686
Obic Co. Ltd.	11,900	1,534,291
Olympus Corp.	227,300	3,664,693
Omron Corp.	34,900	1,199,565
Ono Pharmaceutical Co. Ltd.	67,300	918,963
Security Description	Shares	Value
Oracle Corp.	6,900	$476,128
Oriental Land Co. Ltd.	212,500	5,920,832
ORIX Corp.	222,200	4,906,468
Osaka Gas Co. Ltd.	74,000	1,629,877
Otsuka Corp.	45,200	868,539
Otsuka Holdings Co. Ltd.	79,800	3,358,486
Pan Pacific International Holdings Corp.	74,800	1,750,262
Panasonic Holdings Corp.	460,700	3,771,863
Rakuten Group, Inc. (b)	293,700	1,515,241
Recruit Holdings Co. Ltd.	289,900	15,511,434
Renesas Electronics Corp.	294,300	5,505,089
Resona Holdings, Inc. (a)	416,700	2,757,535
Ricoh Co. Ltd.	104,000	889,295
Rohm Co. Ltd.	64,400	860,748
SBI Holdings, Inc.	55,400	1,400,670
SCREEN Holdings Co. Ltd.	15,000	1,352,107
SCSK Corp.	30,900	617,193
Secom Co. Ltd.	40,500	2,391,076
Seiko Epson Corp.	57,900	899,491
Sekisui Chemical Co. Ltd.	72,500	1,003,264
Sekisui House Ltd.	115,500	2,558,290
Seven & i Holdings Co. Ltd.	436,700	5,320,975
SG Holdings Co. Ltd.	62,100	572,319
Shimadzu Corp.	46,800	1,171,018
Shimano, Inc.	14,900	2,301,321
Shin-Etsu Chemical Co. Ltd.	351,500	13,630,840
Shionogi & Co. Ltd.	46,300	1,806,696
Shiseido Co. Ltd.	79,400	2,264,623
Shizuoka Financial Group, Inc.	96,100	922,407
SMC Corp.	11,300	5,362,688
SoftBank Corp.	556,900	6,801,132
SoftBank Group Corp.	201,100	12,989,115
Sompo Holdings, Inc.	175,400	3,745,487
Sony Group Corp.	244,800	20,757,628
Subaru Corp.	119,100	2,524,748
SUMCO Corp. (a)	67,300	968,750
Sumitomo Corp.	207,300	5,176,701
Sumitomo Electric Industries Ltd.	133,200	2,072,193
Sumitomo Metal Mining Co. Ltd.	49,900	1,513,193
Sumitomo Mitsui Financial Group, Inc.	245,800	16,388,195
Sumitomo Mitsui Trust Holdings, Inc.	125,200	2,856,422
Sumitomo Realty & Development Co. Ltd.	56,800	1,666,995
Suntory Beverage & Food Ltd. (a)	27,500	975,646
Suzuki Motor Corp.	307,000	3,532,618
Sysmex Corp.	94,800	1,526,960
T&D Holdings, Inc.	92,500	1,614,983
Taisei Corp.	35,000	1,294,822
Takeda Pharmaceutical Co. Ltd.	306,417	7,947,108
TDK Corp.	76,000	4,660,823

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Terumo Corp.	261,800	$4,317,763
TIS, Inc.	37,000	717,183
Toho Co. Ltd.	21,600	631,645
Tokio Marine Holdings, Inc.	367,100	13,704,062
Tokyo Electric Power Co. Holdings, Inc. (b)	308,400	1,660,674
Tokyo Electron Ltd.	91,900	19,938,518
Tokyo Gas Co. Ltd.	68,500	1,471,264
Tokyu Corp.	97,600	1,075,141
TOPPAN Holdings, Inc.	42,100	1,160,197
Toray Industries, Inc.	284,700	1,347,750
TOTO Ltd.	25,200	594,987
Toyota Industries Corp.	29,100	2,453,944
Toyota Motor Corp.	2,070,000	42,336,815
Toyota Tsusho Corp.	123,300	2,400,694
Trend Micro, Inc.	24,500	994,713
Unicharm Corp.	77,100	2,476,537
West Japan Railway Co.	88,200	1,642,167
Yakult Honsha Co. Ltd.	51,400	919,135
Yamaha Motor Co. Ltd. (a)	177,900	1,646,731
Yamato Holdings Co. Ltd.	44,200	485,936
Yaskawa Electric Corp.	47,000	1,687,921
Yokogawa Electric Corp.	47,700	1,153,506
Zensho Holdings Co. Ltd. (a)	17,800	680,530
ZOZO, Inc.	26,100	653,555
		734,196,011
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	35,414	846,541
LUXEMBOURG — 0.1%
ArcelorMittal SA	87,524	2,004,589
Eurofins Scientific SE	25,158	1,255,132
		3,259,721
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	416,000	1,939,493
Sands China Ltd. (b)	452,000	942,511
		2,882,004
NETHERLANDS — 4.8%
ABN AMRO Bank NV GDR (d)	87,824	1,444,825
Adyen NV (b) (d)	4,327	5,162,425
Aegon Ltd.	267,823	1,655,643
Akzo Nobel NV	33,109	2,014,815
Argenx SE (b)	11,813	5,173,117
ASM International NV	9,067	6,916,960
ASML Holding NV	78,280	80,893,128
ASR Nederland NV	31,991	1,526,086
BE Semiconductor Industries NV	15,042	2,517,337
Euronext NV (d)	16,963	1,572,579
EXOR NV	19,902	2,083,939
Heineken Holding NV	25,363	2,002,014
Heineken NV (a)	57,005	5,516,891
IMCD NV	10,647	1,475,433
ING Groep NV	639,773	10,944,777
Security Description	Shares	Value
JDE Peet's NV (a)	20,587	$410,393
Koninklijke Ahold Delhaize NV	184,038	5,441,929
Koninklijke KPN NV	784,471	3,009,911
Koninklijke Philips NV (b)	153,549	3,882,117
NN Group NV	50,866	2,368,705
OCI NV	16,158	394,662
Randstad NV	18,830	854,264
Universal Music Group NV (a)	163,234	4,860,003
Wolters Kluwer NV	48,246	8,004,348
		160,126,301
NEW ZEALAND — 0.2%
Auckland International Airport Ltd.	250,906	1,166,548
Fisher & Paykel Healthcare Corp. Ltd.	115,161	2,110,815
Mercury NZ Ltd.	110,118	440,514
Meridian Energy Ltd.	225,767	865,322
Spark New Zealand Ltd.	365,301	926,000
Xero Ltd. (b)	29,246	2,664,157
		8,173,356
NORWAY — 0.5%
Aker BP ASA	62,807	1,605,641
DNB Bank ASA	161,018	3,171,212
Equinor ASA	179,868	5,134,621
Gjensidige Forsikring ASA	44,580	798,860
Kongsberg Gruppen ASA	17,362	1,418,637
Mowi ASA	93,971	1,568,316
Norsk Hydro ASA	244,766	1,528,710
Orkla ASA	127,517	1,038,939
Salmar ASA	10,935	577,175
Telenor ASA	121,103	1,384,197
		18,226,308
POLAND — 0.0% (c)
InPost SA (b)	42,432	748,543
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	620,854	2,328,237
Galp Energia SGPS SA	85,737	1,812,045
Jeronimo Martins SGPS SA	58,707	1,148,276
		5,288,558
SINGAPORE — 1.5%
CapitaLand Ascendas REIT	684,715	1,293,393
CapitaLand Integrated Commercial Trust REIT	1,058,089	1,545,852
CapitaLand Investment Ltd.	514,482	1,009,793
DBS Group Holdings Ltd.	392,492	10,365,090
Genting Singapore Ltd.	1,255,700	801,462
Grab Holdings Ltd. Class A (b)	435,500	1,546,025
Keppel Ltd.	284,500	1,358,211
Oversea-Chinese Banking Corp. Ltd.	658,366	7,009,940
Sea Ltd. ADR (b)	71,500	5,106,530
Sembcorp Industries Ltd.	198,600	704,863
Singapore Airlines Ltd. (a)	281,049	1,430,908

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Singapore Exchange Ltd.	167,000	$1,168,168
Singapore Technologies Engineering Ltd.	302,100	965,204
Singapore Telecommunications Ltd.	1,574,400	3,194,687
STMicroelectronics NV	134,331	5,307,429
United Overseas Bank Ltd.	250,190	5,783,769
		48,591,324
SOUTH AFRICA — 0.2%
Anglo American PLC	246,349	7,791,469
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (b) (d)	35,875	851,646
SPAIN — 2.5%
Acciona SA (a)	4,395	519,551
ACS Actividades de Construccion y Servicios SA (a)	41,481	1,790,739
Aena SME SA (d)	14,182	2,857,518
Amadeus IT Group SA	89,009	5,927,873
Banco Bilbao Vizcaya Argentaria SA	1,144,470	11,471,035
Banco de Sabadell SA	1,088,664	2,100,780
Banco Santander SA	3,121,007	14,485,266
CaixaBank SA	732,375	3,879,876
Cellnex Telecom SA (b) (d)	97,909	3,186,846
EDP Renovaveis SA	54,578	763,347
Endesa SA (a)	65,821	1,236,984
Grifols SA (b)	51,836	436,664
Iberdrola SA	1,128,433	14,651,864
Industria de Diseno Textil SA	214,200	10,642,817
Redeia Corp. SA (a)	82,554	1,443,949
Repsol SA	230,441	3,639,180
Telefonica SA (a)	877,578	3,724,557
		82,758,846
SWEDEN — 3.1%
Alfa Laval AB	54,344	2,381,546
Assa Abloy AB Class B	193,000	5,460,029
Atlas Copco AB Class A	527,465	9,921,534
Atlas Copco AB Class B	309,483	5,001,607
Beijer Ref AB (a)	64,338	993,302
Boliden AB	51,466	1,647,950
Epiroc AB Class A	124,832	2,493,057
Epiroc AB Class B	71,132	1,301,711
EQT AB (a)	72,909	2,156,248
Essity AB Class B	116,597	2,988,086
Evolution AB (d)	35,751	3,726,946
Fastighets AB Balder Class B (b)	128,686	882,436
Getinge AB Class B	45,194	768,369
H & M Hennes & Mauritz AB Class B (a)	107,069	1,694,974
Hexagon AB Class B	402,627	4,548,953
Holmen AB Class B	16,166	636,858
Husqvarna AB Class B	69,019	553,575
Industrivarden AB Class A	21,152	720,233
Security Description	Shares	Value
Industrivarden AB Class C (a)	27,759	$937,340
Indutrade AB	53,245	1,365,540
Investment AB Latour Class B	32,040	865,880
Investor AB Class B	337,737	9,254,903
L E Lundbergforetagen AB Class B (a)	16,401	811,517
Lifco AB Class B	48,109	1,321,950
Nibe Industrier AB Class B (a)	309,051	1,311,472
Saab AB Class B	62,876	1,513,983
Sagax AB Class B	40,834	1,045,701
Sandvik AB	211,927	4,250,467
Securitas AB Class B	85,873	853,038
Skandinaviska Enskilda Banken AB Class A	315,487	4,662,208
Skanska AB Class B	68,771	1,239,023
SKF AB Class B	62,384	1,253,547
Svenska Cellulosa AB SCA Class B	119,298	1,763,527
Svenska Handelsbanken AB Class A	294,018	2,802,697
Swedbank AB Class A	167,530	3,450,199
Swedish Orphan Biovitrum AB (a) (b)	40,740	1,090,996
Tele2 AB Class B	102,295	1,030,658
Telefonaktiebolaget LM Ericsson Class B	563,153	3,499,034
Telia Co. AB	465,670	1,250,118
Trelleborg AB Class B	43,518	1,694,663
Volvo AB Class A	41,104	1,072,798
Volvo AB Class B	311,136	7,964,814
Volvo Car AB Class B (b)	162,746	503,827
		104,687,314
SWITZERLAND — 6.2%
ABB Ltd.	312,070	17,336,450
Adecco Group AG	34,448	1,143,155
Alcon, Inc.	96,557	8,619,856
Avolta AG	19,349	751,480
Bachem Holding AG	5,589	512,812
Baloise Holding AG	9,114	1,604,535
Banque Cantonale Vaudoise	5,007	531,290
Barry Callebaut AG	659	1,073,643
BKW AG	3,766	600,565
Chocoladefabriken Lindt & Spruengli AG (e)	197	2,299,722
Chocoladefabriken Lindt & Spruengli AG (e)	21	2,425,773
Cie Financiere Richemont SA Class A	104,885	16,370,044
Clariant AG	36,220	569,943
DSM-Firmenich AG	37,301	4,221,610
EMS-Chemie Holding AG	1,465	1,200,726
Geberit AG	6,366	3,760,375
Givaudan SA	1,817	8,613,866
Helvetia Holding AG	7,286	985,142
Julius Baer Group Ltd.	40,892	2,284,418

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Kuehne & Nagel International AG	9,117	$2,621,670
Logitech International SA	30,338	2,934,541
Lonza Group AG	14,411	7,864,628
Novartis AG	386,576	41,372,150
Partners Group Holding AG	4,420	5,676,252
Sandoz Group AG	81,185	2,939,862
Schindler Holding AG (e)	7,626	1,916,260
Schindler Holding AG (e)	4,669	1,163,873
SGS SA	29,984	2,669,397
SIG Group AG	64,401	1,178,941
Sika AG	29,970	8,578,104
Sonova Holding AG	10,000	3,089,250
Straumann Holding AG	22,133	2,741,379
Swatch Group AG	9,691	395,793
Swatch Group AG Bearer Shares	5,970	1,222,767
Swiss Life Holding AG	5,911	4,345,434
Swiss Prime Site AG	15,571	1,476,351
Swisscom AG	4,954	2,786,832
Temenos AG	13,922	960,565
UBS Group AG	641,272	18,875,634
VAT Group AG (d)	5,270	2,987,467
Zurich Insurance Group AG	28,567	15,230,859
		207,933,414
UNITED KINGDOM — 10.4%
3i Group PLC	188,774	7,316,368
Admiral Group PLC	50,731	1,676,974
Ashtead Group PLC	86,395	5,768,571
Associated British Foods PLC	67,556	2,112,734
AstraZeneca PLC	302,601	47,263,894
Auto Trader Group PLC (d)	181,317	1,836,372
Aviva PLC	524,755	3,161,490
BAE Systems PLC	590,436	9,852,082
Barclays PLC	2,917,698	7,704,776
Barratt Developments PLC	201,739	1,204,196
Berkeley Group Holdings PLC	19,641	1,139,117
British American Tobacco PLC	394,989	12,133,121
BT Group PLC (a)	1,299,617	2,305,733
Bunzl PLC	64,006	2,435,389
Burberry Group PLC	72,606	805,655
Centrica PLC	985,151	1,679,949
CK Hutchison Holdings Ltd.	513,500	2,459,833
Coca-Cola Europacific Partners PLC	40,900	2,980,383
Compass Group PLC	334,681	9,138,313
Croda International PLC	24,415	1,218,471
DCC PLC	19,766	1,384,235
Diageo PLC	435,622	13,708,918
Entain PLC	111,995	891,909
Flutter Entertainment PLC (b)	35,246	6,444,801
Halma PLC	74,025	2,532,138
Hargreaves Lansdown PLC	60,927	871,841
HSBC Holdings PLC	3,705,633	32,035,850
Imperial Brands PLC	164,519	4,209,280
Informa PLC	265,029	2,867,127
Security Description	Shares	Value
InterContinental Hotels Group PLC	32,313	$3,400,908
Intertek Group PLC	29,942	1,814,513
J Sainsbury PLC	297,317	958,388
JD Sports Fashion PLC	501,204	757,118
Kingfisher PLC	387,068	1,217,360
Land Securities Group PLC REIT	143,450	1,123,371
Legal & General Group PLC	1,142,116	3,277,308
Lloyds Banking Group PLC	12,455,963	8,619,128
London Stock Exchange Group PLC	89,035	10,579,615
M&G PLC	451,336	1,163,889
Melrose Industries PLC	259,564	1,815,787
National Grid PLC	943,100	10,522,112
NatWest Group PLC	1,287,981	5,076,528
Next PLC	23,179	2,647,599
Pearson PLC	118,312	1,481,822
Persimmon PLC	66,397	1,134,766
Phoenix Group Holdings PLC	145,994	962,433
Reckitt Benckiser Group PLC	138,503	7,496,993
RELX PLC	369,453	16,995,052
Rentokil Initial PLC	497,108	2,898,153
Rolls-Royce Holdings PLC (b)	1,653,839	9,549,938
Sage Group PLC	196,294	2,700,951
Schroders PLC	159,095	731,645
Segro PLC REIT	243,591	2,765,767
Severn Trent PLC	53,275	1,602,809
Smith & Nephew PLC	170,731	2,116,340
Smiths Group PLC	69,123	1,489,801
Spirax Group PLC	13,830	1,482,516
SSE PLC	213,363	4,826,497
Standard Chartered PLC	428,224	3,875,835
Taylor Wimpey PLC	714,533	1,283,957
Tesco PLC	1,361,180	5,265,241
Unilever PLC	491,934	27,019,534
United Utilities Group PLC	127,120	1,578,963
Vodafone Group PLC	4,402,603	3,882,373
Whitbread PLC	37,255	1,401,047
Wise PLC Class A (b)	120,682	1,039,656
WPP PLC	202,958	1,858,514
		347,553,747
UNITED STATES — 8.8%
BP PLC	3,275,568	19,676,339
CSL Ltd.	94,263	18,584,519
CyberArk Software Ltd. (b)	8,300	2,269,386
Experian PLC	178,017	8,294,650
Ferrovial SE	103,333	4,015,693
GSK PLC	808,397	15,629,872
Haleon PLC	1,355,696	5,528,508
Holcim AG	102,812	9,109,605
James Hardie Industries PLC CDI (b)	83,188	2,627,851
Monday.com Ltd. (b)	7,400	1,781,624
Nestle SA	521,850	53,265,170
Qiagen NV (b)	41,566	1,717,340

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Roche Holding AG	137,822	$38,266,847
Roche Holding AG Bearer Shares (a)	6,283	1,914,406
Sanofi SA	221,894	21,389,081
Schneider Electric SE	106,018	25,486,052
Shell PLC	1,255,740	44,986,356
Stellantis NV	435,390	8,618,646
Swiss Re AG	58,539	7,263,631
Tenaris SA	92,921	1,429,090
		291,854,666
TOTAL COMMON STOCKS (Cost $2,221,704,384)		3,233,522,210

RIGHTS — 0.0% (c)
ITALY — 0.0% (c)
Amplifon SpA (expiring 07/09/24) (b) (Cost $0)	25,292	1
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.36% (f) (g)	63,824,341	63,843,489
State Street Navigator Securities Lending Portfolio II (h) (i)	69,729,838	69,729,838
TOTAL SHORT-TERM INVESTMENTS (Cost $133,569,037)		133,573,327
TOTAL INVESTMENTS — 101.0% (Cost $2,355,273,421)		3,367,095,538
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(34,974,092)
NET ASSETS — 100.0%		$3,332,121,446

(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2024.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	820	09/20/2024	$96,199,259	$96,071,200	$(128,059)

During the period ended June 30, 2024, the average notional value related to futures contracts was $95,881,439.
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,231,907,098	$—	$—	$3,231,907,098
Preferred Stocks	1,615,112	—	—	1,615,112
Rights	—	1	—	1
Short-Term Investments	133,573,327	—	—	133,573,327
TOTAL INVESTMENTS	$3,367,095,537	$1	$—	$3,367,095,538
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(128,059)	$—	$—	$(128,059)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(128,059)	$—	$—	$(128,059)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	49,876,087	$49,896,038	$220,975,290	$207,018,966	$(14,464)	$5,591	63,824,341	$63,843,489	$2,041,675
State Street Navigator Securities Lending Portfolio II	38,341,876	38,341,876	223,583,391	192,195,429	—	—	69,729,838	69,729,838	399,155
Total		$88,237,914	$444,558,681	$399,214,395	$(14,464)	$5,591		$133,573,327	$2,440,830
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$3,233,522,211
Investments in affiliated issuers, at value	133,573,327
Total Investments	3,367,095,538
Foreign currency, at value	8,421,440
Net cash at broker	3,284,911
Cash	16
Receivable for investments sold	3,977,687
Dividends receivable — unaffiliated issuers	4,191,842
Dividends receivable — affiliated issuers	332,017
Securities lending income receivable — unaffiliated issuers	4,672
Securities lending income receivable — affiliated issuers	37,173
Receivable for foreign taxes recoverable	15,366,890
TOTAL ASSETS	3,402,712,186
LIABILITIES
Payable upon return of securities loaned	69,729,838
Payable to broker – accumulated variation margin on open futures contracts	125,795
Advisory fee payable	513,957
Custodian fees payable	176,459
Trustees’ fees and expenses payable	434
Professional fees payable	27,254
Printing and postage fees payable	16,651
Accrued expenses and other liabilities	352
TOTAL LIABILITIES	70,590,740
NET ASSETS	$3,332,121,446
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,221,704,384
Investments in affiliated issuers	133,569,037
Total cost of investments	$2,355,273,421
Foreign currency, at cost	$8,457,365
* Includes investments in securities on loan, at value	$83,831,215
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$93,535
Dividend income — unaffiliated issuers	68,165,158
Dividend income — affiliated issuers	2,041,675
Unaffiliated securities lending income	89,353
Affiliated securities lending income	399,155
Foreign taxes withheld	(7,284,885)
TOTAL INVESTMENT INCOME (LOSS)	63,503,991
EXPENSES
Advisory fee	1,953,079
Custodian fees	175,481
Trustees’ fees and expenses	23,250
Professional fees and expenses	30,207
Printing and postage fees	1,306
Insurance expense	691
Miscellaneous expenses	37,965
TOTAL EXPENSES	2,221,979
NET INVESTMENT INCOME (LOSS)	$61,282,012
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(9,521,030)
Investments — affiliated issuers	(14,464)
Foreign currency transactions	(1,067,529)
Futures contracts	3,326,378
Net realized gain (loss)	(7,276,645)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	111,565,940
Investments — affiliated issuers	5,591
Foreign currency translations	(152,347)
Futures contracts	(688,941)
Net change in unrealized appreciation/depreciation	110,730,243
NET REALIZED AND UNREALIZED GAIN (LOSS)	103,453,598
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$164,735,610
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$61,282,012	$92,131,039
Net realized gain (loss)	(7,276,645)	8,420,539
Net change in unrealized appreciation/depreciation	110,730,243	436,496,605
Net increase (decrease) in net assets resulting from operations	164,735,610	537,048,183
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	234,548,923	301,726,937
Withdrawals	(91,689,448)	(1,277,675,618)
Net increase (decrease) in net assets from capital transactions	142,859,475	(975,948,681)
Net increase (decrease) in net assets during the period	307,595,085	(438,900,498)
Net assets at beginning of period	3,024,526,361	3,463,426,859
NET ASSETS AT END OF PERIOD	$3,332,121,446	$3,024,526,361
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/24 (Unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total return (a)	5.32%	18.28%	(14.64)%	11.25%	7.96%	22.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,332,121	$3,024,526	$3,463,427	$4,346,560	$3,655,822	$3,726,406
Ratios to average net assets:
Total expenses	0.14%(b)	0.14%	0.14%	0.14%	0.14%	0.15%
Net investment income (loss)	3.84%(b)	2.92%	2.98%	2.67%	2.35%	3.17%
Portfolio turnover rate	2%(c)	8%	18%	7%	8%	3%
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of five (5) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2024 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
16

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2024, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of June 30, 2024, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$125,795	$—	$125,795
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$3,326,378	$—	$3,326,378

17

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$(688,941)	$—	$(688,941)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund/Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2024, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2024, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$233,568,198	$56,260,093
18

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,505,260,804	$1,120,307,319	$258,600,644	$861,706,675
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2024, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2024:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 83,831,215	$ 69,729,838	$ 18,671,836	$ 88,401,674
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
19

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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2024:
		Remaining Contractual Maturity of the Agreements as of June 30, 2024
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$69,729,838	$—	$—	$—	$69,729,838	$69,729,838
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolio had no outstanding loans as of June 30, 2024.
10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio's. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio's. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio's to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global
20

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio's, even if the Portfolio's does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolio's have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
21

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Developed Equity Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 3, 2024 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Portfolio:
o Comparisons of the Portfolio’s performance over the past one-, three- and five-year periods ended December 31, 2023 to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Portfolio (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Portfolio’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Portfolio’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years; and
o Comparisons of the Portfolio’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Portfolio; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian for the Portfolio and transfer agent and securities lending agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
23

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Portfolio’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Fund Performance
The Board compared the Portfolio’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
24

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

State Street International Developed Equity Index Portfolio. The Board considered that the Portfolio’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods.  The Board also considered that the Portfolio’s performance was above the Benchmark for the 1-, 3- and 5-year periods. The Board also took into account the fact that the Portfolio is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Portfolio, net of waivers. As part of its review, the Board considered the Portfolio’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Portfolio. The Board also considered the comparability of the fees charged and the services provided to the Portfolio by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio. The Board considered that the Portfolio’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Portfolio’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2024 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of them under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
26

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Institutional Investment Trust
State Street Balanced Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding  Basis for Approval of Investment Advisory Contract (N-CSR Item 11) - Not applicable

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 60.1%
AEROSPACE & DEFENSE — 0.9%
AAR Corp. (a)	34	$2,472
AeroVironment, Inc. (a)	17	3,097
Axon Enterprise, Inc. (a)	22	6,473
Boeing Co. (a)	170	30,942
BWX Technologies, Inc.	26	2,470
Curtiss-Wright Corp.	10	2,710
General Dynamics Corp.	63	18,279
HEICO Corp. Class A	35	6,213
Hexcel Corp.	33	2,061
Howmet Aerospace, Inc.	120	9,316
Huntington Ingalls Industries, Inc.	9	2,217
Kratos Defense & Security Solutions, Inc. (a)	116	2,321
L3Harris Technologies, Inc.	49	11,004
Lockheed Martin Corp.	58	27,092
Moog, Inc. Class A	18	3,011
Northrop Grumman Corp.	38	16,566
RTX Corp.	383	38,449
Spirit AeroSystems Holdings, Inc. Class A (a)	49	1,611
Textron, Inc.	46	3,950
TransDigm Group, Inc.	17	21,719
Woodward, Inc.	16	2,790
		214,763
AIR FREIGHT & LOGISTICS — 0.2%
CH Robinson Worldwide, Inc.	26	2,291
Expeditors International of Washington, Inc.	40	4,992
FedEx Corp.	60	17,990
GXO Logistics, Inc. (a)	40	2,020
Hub Group, Inc. Class A	54	2,325
United Parcel Service, Inc. Class B	199	27,233
		56,851
AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	63	2,545
American Airlines Group, Inc. (a)	201	2,277
Delta Air Lines, Inc.	208	9,868
Southwest Airlines Co.	212	6,065
United Airlines Holdings, Inc. (a)	96	4,672
		25,427
AUTO COMPONENTS — 0.1%
Adient PLC (a)	58	1,433
Aptiv PLC (a)	86	6,056
Autoliv, Inc.	21	2,247
BorgWarner, Inc.	52	1,676
Dorman Products, Inc. (a)	27	2,470
Fox Factory Holding Corp. (a)	24	1,157
Gentex Corp.	66	2,225
Goodyear Tire & Rubber Co. (a)	162	1,839
LCI Industries	19	1,964
Lear Corp.	15	1,713
Security Description	Shares	Value
Visteon Corp. (a)	16	$1,707
		24,487
AUTOMOBILES — 0.8%
Ford Motor Co.	1,155	14,484
General Motors Co.	329	15,285
Harley-Davidson, Inc.	49	1,644
Lucid Group, Inc. (a) (b)	491	1,282
Rivian Automotive, Inc. Class A (a) (b)	239	3,207
Tesla, Inc. (a)	808	159,887
Thor Industries, Inc.	23	2,149
		197,938
BANKS — 2.5%
Ameris Bancorp	55	2,769
Associated Banc-Corp.	123	2,601
Atlantic Union Bankshares Corp.	71	2,332
Bank of America Corp.	1,929	76,716
Bank of New York Mellon Corp.	197	11,798
Cadence Bank	94	2,658
Cathay General Bancorp	59	2,226
Citigroup, Inc.	526	33,380
Citizens Financial Group, Inc.	120	4,324
Columbia Banking System, Inc.	101	2,009
Comerica, Inc.	33	1,684
Commerce Bancshares, Inc.	27	1,506
Community Financial System, Inc.	51	2,408
Cullen/Frost Bankers, Inc.	22	2,236
CVB Financial Corp.	124	2,138
East West Bancorp, Inc.	37	2,710
Eastern Bankshares, Inc.	171	2,391
Fifth Third Bancorp	200	7,298
First BanCorp	151	2,762
First Bancorp/Southern Pines NC	70	2,234
First Citizens BancShares, Inc. Class A	3	5,051
First Financial Bancorp	110	2,444
First Financial Bankshares, Inc.	82	2,421
First Hawaiian, Inc.	110	2,284
First Horizon Corp.	187	2,949
First Interstate BancSystem, Inc. Class A	85	2,360
First Merchants Corp.	73	2,430
Fulton Financial Corp.	95	1,613
Glacier Bancorp, Inc.	65	2,426
Goldman Sachs Group, Inc.	90	40,709
Hancock Whitney Corp.	59	2,822
Home BancShares, Inc.	31	743
Huntington Bancshares, Inc.	329	4,336
Independent Bank Corp.	41	2,080
Independent Bank Group, Inc.	54	2,458
International Bancshares Corp.	46	2,632
JPMorgan Chase & Co.	813	164,437
KeyCorp	202	2,870
M&T Bank Corp.	48	7,265
Morgan Stanley	360	34,988

See accompanying notes to financial statements.
1

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
NBT Bancorp, Inc.	60	$2,316
Northern Trust Corp.	54	4,535
Old National Bancorp	57	980
Pacific Premier Bancorp, Inc.	104	2,389
Park National Corp.	19	2,704
Pinnacle Financial Partners, Inc.	32	2,561
PNC Financial Services Group, Inc.	107	16,636
Popular, Inc.	13	1,150
Prosperity Bancshares, Inc.	37	2,262
Regions Financial Corp.	139	2,786
Renasant Corp.	81	2,474
Seacoast Banking Corp. of Florida	99	2,340
ServisFirst Bancshares, Inc.	42	2,654
Simmons First National Corp. Class A	137	2,408
SouthState Corp.	30	2,293
State Street Corp. (c)	92	6,808
Synovus Financial Corp.	49	1,969
Texas Capital Bancshares, Inc. (a)	36	2,201
Towne Bank	87	2,373
Truist Financial Corp.	392	15,229
Trustmark Corp.	65	1,953
U.S. Bancorp	422	16,753
UMB Financial Corp.	31	2,586
United Bankshares, Inc.	43	1,395
United Community Banks, Inc.	88	2,241
Valley National Bancorp	127	886
Webster Financial Corp.	53	2,310
Wells Fargo & Co.	953	56,599
WesBanco, Inc.	83	2,317
Western Alliance Bancorp	26	1,633
WSFS Financial Corp.	57	2,679
Zions Bancorp NA	42	1,822
		629,740
BEVERAGES — 0.7%
Boston Beer Co., Inc. Class A (a)	5	1,525
Brown-Forman Corp. Class A	64	2,824
Celsius Holdings, Inc. (a)	48	2,740
Coca-Cola Co.	1,076	68,488
Coca-Cola Consolidated, Inc.	2	2,170
Constellation Brands, Inc. Class A	51	13,121
Keurig Dr Pepper, Inc.	328	10,955
MGP Ingredients, Inc. (b)	21	1,563
Molson Coors Beverage Co. Class B	44	2,237
Monster Beverage Corp. (a)	235	11,738
PepsiCo, Inc.	384	63,333
		180,694
BIOTECHNOLOGY — 1.4%
89bio, Inc. (a)	237	1,898
AbbVie, Inc.	514	88,161
Alkermes PLC (a)	81	1,952
Alnylam Pharmaceuticals, Inc. (a)	44	10,692
Amgen, Inc.	156	48,742
Amicus Therapeutics, Inc. (a)	186	1,845
Security Description	Shares	Value
Apellis Pharmaceuticals, Inc. (a)	41	$1,573
Ardelyx, Inc. (a)	179	1,326
Arrowhead Pharmaceuticals, Inc. (a)	82	2,131
Biogen, Inc. (a)	45	10,432
Biohaven Ltd. (a)	35	1,215
BioMarin Pharmaceutical, Inc. (a)	65	5,352
Blueprint Medicines Corp. (a)	25	2,695
Bridgebio Pharma, Inc. (a)	73	1,849
CRISPR Therapeutics AG (a) (b)	28	1,512
Cytokinetics, Inc. (a)	43	2,330
Denali Therapeutics, Inc. (a)	104	2,415
Exact Sciences Corp. (a)	64	2,704
Exelixis, Inc. (a)	107	2,404
Gilead Sciences, Inc.	375	25,729
GRAIL, Inc. (a)	9	138
Halozyme Therapeutics, Inc. (a)	58	3,037
Ideaya Biosciences, Inc. (a)	50	1,756
Incyte Corp. (a)	61	3,698
Insmed, Inc. (a)	57	3,819
Intellia Therapeutics, Inc. (a)	80	1,790
Ionis Pharmaceuticals, Inc. (a)	62	2,955
Krystal Biotech, Inc. (a)	11	2,020
Madrigal Pharmaceuticals, Inc. (a) (b)	8	2,241
Moderna, Inc. (a)	105	12,469
Natera, Inc. (a)	40	4,332
Neurocrine Biosciences, Inc. (a)	34	4,681
Orgenesis, Inc. (a)	119	71
Regeneron Pharmaceuticals, Inc. (a)	32	33,633
REVOLUTION Medicines, Inc. (a)	61	2,367
Rhythm Pharmaceuticals, Inc. (a)	47	1,930
Roivant Sciences Ltd. (a)	138	1,459
Sarepta Therapeutics, Inc. (a)	34	5,372
SpringWorks Therapeutics, Inc. (a)	45	1,695
Ultragenyx Pharmaceutical, Inc. (a)	58	2,384
United Therapeutics Corp. (a)	15	4,778
Vaxcyte, Inc. (a)	42	3,171
Vera Therapeutics, Inc. (a)	25	905
Vertex Pharmaceuticals, Inc. (a)	75	35,154
Viking Therapeutics, Inc. (a)	37	1,961
		354,773
BROADLINE RETAIL — 2.1%
Amazon.com, Inc. (a)	2,638	509,794
eBay, Inc.	160	8,595
Etsy, Inc. (a)	42	2,477
Kohl's Corp.	90	2,069
Macy's, Inc.	95	1,824
Ollie's Bargain Outlet Holdings, Inc. (a)	27	2,651
		527,410
BUILDING PRODUCTS — 0.4%
A O Smith Corp.	29	2,372
AAON, Inc.	30	2,618
Advanced Drainage Systems, Inc.	19	3,047

See accompanying notes to financial statements.
2

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Allegion PLC	21	$2,481
Armstrong World Industries, Inc.	8	906
AZEK Co., Inc. (a)	59	2,486
Builders FirstSource, Inc. (a)	38	5,260
Carlisle Cos., Inc.	12	4,863
Carrier Global Corp.	254	16,022
CSW Industrials, Inc.	11	2,918
Fortune Brands Innovations, Inc.	36	2,338
Johnson Controls International PLC	205	13,626
Lennox International, Inc.	7	3,745
Masco Corp.	41	2,734
Owens Corning	18	3,127
Resideo Technologies, Inc. (a)	107	2,093
Simpson Manufacturing Co., Inc.	16	2,697
Trane Technologies PLC	69	22,696
Trex Co., Inc. (a)	36	2,668
UFP Industries, Inc.	21	2,352
Zurn Elkay Water Solutions Corp.	26	764
		101,813
CAPITAL MARKETS — 1.4%
Ameriprise Financial, Inc.	26	11,107
ARES Management Corp. Class A	57	7,597
BlackRock, Inc.	40	31,493
Blackstone, Inc.	218	26,988
Blue Owl Capital, Inc.	161	2,858
Carlyle Group, Inc.	72	2,891
Cboe Global Markets, Inc.	37	6,292
Charles Schwab Corp.	416	30,655
CME Group, Inc.	101	19,856
Coinbase Global, Inc. Class A (a)	52	11,556
Evercore, Inc. Class A	16	3,335
FactSet Research Systems, Inc.	10	4,083
Federated Hermes, Inc.	66	2,170
Franklin Resources, Inc.	88	1,967
Hamilton Lane, Inc. Class A	25	3,089
Houlihan Lokey, Inc.	20	2,697
Interactive Brokers Group, Inc. Class A	26	3,188
Intercontinental Exchange, Inc.	164	22,450
Invesco Ltd.	155	2,319
Jefferies Financial Group, Inc.	62	3,085
KKR & Co., Inc.	204	21,469
Lazard, Inc.	70	2,673
LPL Financial Holdings, Inc.	23	6,424
MarketAxess Holdings, Inc.	11	2,206
Moelis & Co. Class A	49	2,786
Moody's Corp.	46	19,363
Morningstar, Inc.	8	2,367
MSCI, Inc.	23	11,080
Nasdaq, Inc.	103	6,207
Raymond James Financial, Inc.	56	6,922
Robinhood Markets, Inc. Class A (a)	170	3,861
S&P Global, Inc.	86	38,356
Stifel Financial Corp.	36	3,029
StoneX Group, Inc. (a)	33	2,485
T Rowe Price Group, Inc.	66	7,610
Security Description	Shares	Value
Tradeweb Markets, Inc. Class A	36	$3,816
		340,330
CHEMICALS — 0.9%
Air Products & Chemicals, Inc.	66	17,031
Albemarle Corp. (b)	36	3,439
Ashland, Inc.	26	2,457
Avient Corp.	63	2,750
Axalta Coating Systems Ltd. (a)	78	2,665
Balchem Corp.	16	2,463
Cabot Corp.	30	2,757
Celanese Corp.	26	3,507
CF Industries Holdings, Inc.	56	4,151
Chemours Co.	83	1,873
Corteva, Inc.	218	11,759
Dow, Inc.	205	10,875
DuPont de Nemours, Inc.	134	10,786
Eastman Chemical Co.	29	2,841
Ecolab, Inc.	63	14,994
Element Solutions, Inc.	109	2,956
FMC Corp.	35	2,014
HB Fuller Co.	31	2,386
Huntsman Corp.	86	1,958
Innospec, Inc.	20	2,472
International Flavors & Fragrances, Inc.	87	8,283
Linde PLC	136	59,678
LyondellBasell Industries NV Class A	71	6,792
Mosaic Co.	92	2,659
Olin Corp.	43	2,028
PPG Industries, Inc.	72	9,064
RPM International, Inc.	33	3,553
Sensient Technologies Corp.	36	2,671
Sherwin-Williams Co.	60	17,906
Westlake Corp.	17	2,462
		221,230
COMMERCIAL SERVICES & SUPPLIES — 0.4%
ABM Industries, Inc.	50	2,529
Brink's Co.	30	3,072
Casella Waste Systems, Inc. Class A (a)	27	2,679
Cintas Corp.	21	14,706
Clean Harbors, Inc. (a)	14	3,166
Copart, Inc. (a)	264	14,298
HNI Corp.	60	2,701
MSA Safety, Inc.	12	2,252
OPENLANE, Inc. (a)	149	2,472
RB Global, Inc.	53	4,047
Republic Services, Inc.	45	8,745
Rollins, Inc.	89	4,342
Stericycle, Inc. (a)	50	2,907
Tetra Tech, Inc.	15	3,067
UniFirst Corp.	12	2,058
Veralto Corp.	66	6,301

See accompanying notes to financial statements.
3

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Waste Management, Inc.	93	$19,841
		99,183
COMMUNICATIONS EQUIPMENT — 0.4%
Arista Networks, Inc. (a)	77	26,987
Ciena Corp. (a)	54	2,602
Cisco Systems, Inc.	1,142	54,256
Extreme Networks, Inc. (a)	99	1,332
F5, Inc. (a)	15	2,584
Juniper Networks, Inc.	28	1,021
Lumentum Holdings, Inc. (a)	34	1,731
Motorola Solutions, Inc.	46	17,758
		108,271
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	27	2,380
API Group Corp. (a)	79	2,973
Arcosa, Inc.	29	2,419
Comfort Systems USA, Inc.	13	3,954
Dycom Industries, Inc. (a)	16	2,700
EMCOR Group, Inc.	10	3,651
Fluor Corp. (a)	59	2,569
MasTec, Inc. (a)	33	3,531
MDU Resources Group, Inc.	32	803
Quanta Services, Inc.	48	12,196
Valmont Industries, Inc.	10	2,744
WillScot Mobile Mini Holdings Corp. (a)	52	1,957
		41,877
CONSTRUCTION MATERIALS — 0.2%
CRH PLC	202	15,146
Eagle Materials, Inc.	7	1,522
Martin Marietta Materials, Inc.	18	9,752
Summit Materials, Inc. Class A (a)	64	2,343
Vulcan Materials Co.	38	9,450
		38,213
CONSUMER FINANCE — 0.3%
Ally Financial, Inc.	85	3,372
American Express Co.	164	37,974
Capital One Financial Corp.	115	15,922
Discover Financial Services	73	9,549
FirstCash Holdings, Inc.	18	1,888
Nelnet, Inc. Class A	24	2,420
OneMain Holdings, Inc.	57	2,764
SLM Corp.	106	2,204
SoFi Technologies, Inc. (a) (b)	336	2,221
Synchrony Financial	128	6,040
		84,354
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	39	3,426
Casey's General Stores, Inc.	11	4,197
Costco Wholesale Corp.	128	108,799
Dollar General Corp.	70	9,256
Dollar Tree, Inc. (a)	68	7,260
Security Description	Shares	Value
Grocery Outlet Holding Corp. (a)	73	$1,615
Kroger Co.	196	9,786
Performance Food Group Co. (a)	43	2,843
Sprouts Farmers Market, Inc. (a)	46	3,848
Sysco Corp.	120	8,567
Target Corp.	141	20,874
U.S. Foods Holding Corp. (a)	60	3,179
Weis Markets, Inc.	31	1,946
Walgreens Boots Alliance, Inc. (b)	238	2,878
Walmart, Inc.	1,209	81,861
		270,335
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	334	3,267
AptarGroup, Inc.	16	2,253
Avery Dennison Corp.	17	3,717
Ball Corp.	106	6,362
Berry Global Group, Inc.	36	2,119
Crown Holdings, Inc.	34	2,529
Graphic Packaging Holding Co.	96	2,516
Greif, Inc. Class B	31	1,937
International Paper Co.	92	3,970
Packaging Corp. of America	18	3,286
Sealed Air Corp.	65	2,261
Silgan Holdings, Inc.	50	2,117
Westrock Co.	92	4,624
		40,958
DISTRIBUTORS — 0.0% (d)
Genuine Parts Co.	44	6,086
LKQ Corp.	50	2,080
Pool Corp.	12	3,688
		11,854
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	21	1,432
Bright Horizons Family Solutions, Inc. (a)	27	2,972
Duolingo, Inc. (a)	11	2,295
Graham Holdings Co. Class B	3	2,099
Grand Canyon Education, Inc. (a)	17	2,378
H&R Block, Inc.	48	2,603
Laureate Education, Inc.	142	2,122
Service Corp. International	37	2,632
Strategic Education, Inc.	25	2,767
		21,300
DIVERSIFIED REITs — 0.0% (d)
Broadstone Net Lease, Inc. REIT	144	2,285
Essential Properties Realty Trust, Inc. REIT	93	2,577
WP Carey, Inc. REIT	50	2,753
		7,615
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc.	2,119	40,494
Frontier Communications Parent, Inc. (a)	74	1,937

See accompanying notes to financial statements.
4

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Iridium Communications, Inc.	54	$1,438
Liberty Global Ltd. Class A (a)	170	2,963
Verizon Communications, Inc.	1,265	52,169
		99,001
ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	37	2,307
Alliant Energy Corp.	46	2,341
American Electric Power Co., Inc.	155	13,600
Avangrid, Inc.	11	391
Constellation Energy Corp.	98	19,627
Duke Energy Corp.	201	20,146
Edison International	124	8,904
Entergy Corp.	46	4,922
Evergy, Inc.	41	2,172
Eversource Energy	120	6,805
Exelon Corp.	286	9,898
FirstEnergy Corp.	159	6,085
IDACORP, Inc.	21	1,956
MGE Energy, Inc.	28	2,092
NextEra Energy, Inc.	605	42,840
NRG Energy, Inc.	74	5,762
OGE Energy Corp.	58	2,071
Otter Tail Corp.	21	1,839
PG&E Corp.	668	11,663
Pinnacle West Capital Corp.	27	2,062
Portland General Electric Co.	49	2,119
PPL Corp.	248	6,857
Southern Co.	287	22,263
Xcel Energy, Inc.	161	8,599
		207,321
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	6	1,449
AMETEK, Inc.	62	10,336
Atkore, Inc.	16	2,159
Eaton Corp. PLC	118	36,999
Emerson Electric Co.	168	18,507
Encore Wire Corp.	7	2,029
EnerSys	23	2,381
GE Vernova, Inc. (a)	82	14,064
Generac Holdings, Inc. (a)	19	2,512
NEXTracker, Inc. Class A (a)	30	1,406
nVent Electric PLC	50	3,830
Regal Rexnord Corp.	20	2,704
Rockwell Automation, Inc.	36	9,910
Sensata Technologies Holding PLC	58	2,169
Vertiv Holdings Co. Class A	109	9,436
		119,891
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Advanced Energy Industries, Inc.	23	2,502
Amphenol Corp. Class A	332	22,367
Avnet, Inc.	43	2,214
Badger Meter, Inc.	15	2,795
Belden, Inc.	28	2,626
Security Description	Shares	Value
CDW Corp.	37	$8,282
Cognex Corp.	58	2,712
Coherent Corp. (a)	52	3,768
Corning, Inc.	222	8,625
Crane NXT Co. (b)	39	2,395
ePlus, Inc. (a)	32	2,358
Fabrinet (a)	13	3,182
Hubbell, Inc.	16	5,848
Insight Enterprises, Inc. (a)	6	1,190
Itron, Inc. (a)	27	2,672
Jabil, Inc.	37	4,025
Keysight Technologies, Inc. (a)	51	6,974
Littelfuse, Inc.	9	2,300
Novanta, Inc. (a)	15	2,447
Plexus Corp. (a)	21	2,167
Sanmina Corp. (a)	39	2,584
TD SYNNEX Corp.	8	923
TE Connectivity Ltd.	68	10,229
Teledyne Technologies, Inc. (a)	16	6,208
Trimble, Inc. (a)	71	3,970
Vishay Intertechnology, Inc.	88	1,962
Vontier Corp.	68	2,598
Zebra Technologies Corp. Class A (a)	15	4,634
		124,557
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	280	9,848
Cactus, Inc. Class A	42	2,215
ChampionX Corp.	68	2,258
Halliburton Co.	238	8,040
Helmerich & Payne, Inc.	51	1,843
Liberty Energy, Inc.	102	2,131
Noble Corp. PLC	44	1,965
NOV, Inc.	108	2,053
Oceaneering International, Inc. (a)	90	2,129
Patterson-UTI Energy, Inc.	153	1,585
Schlumberger NV	408	19,249
TechnipFMC PLC	123	3,217
Tidewater, Inc. (a)	29	2,761
Transocean Ltd. (a)	299	1,600
Valaris Ltd. (a)	30	2,235
Weatherford International PLC (a)	21	2,571
		65,700
ENTERTAINMENT — 0.7%
Atlanta Braves Holdings, Inc. Class A (a)	53	2,190
Electronic Arts, Inc.	62	8,638
Endeavor Group Holdings, Inc. Class A	67	1,811
Liberty Media Corp.-Liberty Formula One Class A (a)	43	2,762
Liberty Media Corp.-Liberty Formula One Class C (a)	32	2,299
Live Nation Entertainment, Inc. (a)	45	4,218
Netflix, Inc. (a)	125	84,360

See accompanying notes to financial statements.
5

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
ROBLOX Corp. Class A (a)	152	$5,656
Roku, Inc. (a)	42	2,517
Take-Two Interactive Software, Inc. (a)	49	7,619
TKO Group Holdings, Inc.	25	2,700
Walt Disney Co.	534	53,021
Warner Bros Discovery, Inc. (a)	722	5,372
Warner Music Group Corp. Class A (b)	64	1,962
		185,125
FINANCIAL SERVICES — 2.3%
Affirm Holdings, Inc. (a)	71	2,145
Apollo Global Management, Inc.	134	15,821
Berkshire Hathaway, Inc. Class B (a)	518	210,722
Block, Inc. (a)	172	11,092
Corebridge Financial, Inc.	99	2,883
Corpay, Inc. (a)	22	5,861
Equitable Holdings, Inc.	75	3,064
Essent Group Ltd.	43	2,416
Euronet Worldwide, Inc. (a)	25	2,588
EVERTEC, Inc.	58	1,929
Fidelity National Information Services, Inc.	192	14,469
Fiserv, Inc. (a)	152	22,654
Flywire Corp. (a)	75	1,229
Global Payments, Inc.	78	7,543
Jack Henry & Associates, Inc.	18	2,988
Jackson Financial, Inc. Class A	10	743
Mastercard, Inc. Class A	234	103,231
MGIC Investment Corp.	76	1,638
Mr Cooper Group, Inc. (a)	35	2,843
NMI Holdings, Inc. Class A (a)	74	2,519
PayPal Holdings, Inc. (a)	298	17,293
PennyMac Financial Services, Inc.	20	1,892
Radian Group, Inc.	80	2,488
Remitly Global, Inc. (a)	78	945
Toast, Inc. Class A (a)	128	3,299
Visa, Inc. Class A	450	118,111
Voya Financial, Inc.	30	2,135
Walker & Dunlop, Inc.	31	3,044
Western Union Co.	98	1,198
WEX, Inc. (a)	12	2,126
		570,909
FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co.	161	9,732
Bunge Global SA	36	3,844
Campbell Soup Co.	49	2,214
Conagra Brands, Inc.	107	3,041
Darling Ingredients, Inc. (a)	51	1,874
Flowers Foods, Inc.	93	2,065
Freshpet, Inc. (a)	20	2,588
General Mills, Inc.	175	11,071
Hershey Co.	42	7,721
Hormel Foods Corp.	108	3,293
Security Description	Shares	Value
Ingredion, Inc.	2	$229
J & J Snack Foods Corp.	13	2,111
J M Smucker Co.	28	3,053
Kellanova	81	4,672
Kraft Heinz Co.	228	7,346
Lamb Weston Holdings, Inc.	41	3,447
Lancaster Colony Corp.	12	2,268
McCormick & Co., Inc.	83	5,888
Mondelez International, Inc. Class A	376	24,605
Post Holdings, Inc. (a)	25	2,604
Simply Good Foods Co. (a)	55	1,987
TreeHouse Foods, Inc. (a)	48	1,759
Tyson Foods, Inc. Class A	97	5,543
		112,955
GAS UTILITIES — 0.1%
Atmos Energy Corp.	19	2,216
National Fuel Gas Co.	38	2,059
New Jersey Resources Corp.	48	2,052
ONE Gas, Inc.	32	2,043
Southwest Gas Holdings, Inc.	35	2,463
Spire, Inc.	36	2,186
UGI Corp.	95	2,176
		15,195
GROUND TRANSPORTATION — 0.6%
CSX Corp.	540	18,063
JB Hunt Transport Services, Inc.	24	3,840
Knight-Swift Transportation Holdings, Inc.	42	2,097
Landstar System, Inc.	12	2,214
Lyft, Inc. Class A (a)	115	1,622
Norfolk Southern Corp.	70	15,028
Old Dominion Freight Line, Inc.	54	9,536
Ryder System, Inc.	21	2,602
Saia, Inc. (a)	8	3,794
Uber Technologies, Inc. (a)	599	43,535
U-Haul Holding Co.	42	2,521
Union Pacific Corp.	172	38,917
Werner Enterprises, Inc.	54	1,935
XPO, Inc. (a)	36	3,821
		149,525
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abbott Laboratories	496	51,539
Align Technology, Inc. (a)	22	5,311
Baxter International, Inc.	164	5,486
Becton Dickinson & Co.	83	19,398
Boston Scientific Corp. (a)	425	32,729
CONMED Corp.	21	1,456
Cooper Cos., Inc.	66	5,762
Dentsply Sirona, Inc.	65	1,619
Dexcom, Inc. (a)	119	13,492
Edwards Lifesciences Corp. (a)	177	16,350
Enovis Corp. (a)	35	1,582
Envista Holdings Corp. (a)	84	1,397
GE HealthCare Technologies, Inc.	115	8,961

See accompanying notes to financial statements.
6

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Glaukos Corp. (a)	23	$2,722
Globus Medical, Inc. Class A (a)	43	2,945
Haemonetics Corp. (a)	24	1,986
Hologic, Inc. (a)	51	3,787
IDEXX Laboratories, Inc. (a)	24	11,693
Inari Medical, Inc. (a)	36	1,733
Inspire Medical Systems, Inc. (a)	10	1,338
Insulet Corp. (a)	23	4,641
Integer Holdings Corp. (a)	20	2,316
Integra LifeSciences Holdings Corp. (a)	56	1,632
Intuitive Surgical, Inc. (a)	103	45,820
Lantheus Holdings, Inc. (a)	30	2,409
LivaNova PLC (a)	42	2,302
Masimo Corp. (a)	18	2,267
Medtronic PLC	364	28,650
Merit Medical Systems, Inc. (a)	31	2,664
Neogen Corp. (a)	129	2,016
Penumbra, Inc. (a)	13	2,340
QuidelOrtho Corp. (a)	32	1,063
ResMed, Inc.	45	8,614
Solventum Corp. (a)	44	2,327
STERIS PLC	28	6,147
Stryker Corp.	97	33,004
Teleflex, Inc.	11	2,314
TransMedics Group, Inc. (a)	23	3,464
Zimmer Biomet Holdings, Inc.	60	6,512
		351,788
HEALTH CARE PROVIDERS & SERVICES — 1.4%
Acadia Healthcare Co., Inc. (a)	30	2,026
agilon health, Inc. (a) (b)	109	713
AMN Healthcare Services, Inc. (a)	26	1,332
Cardinal Health, Inc.	70	6,882
Cencora, Inc.	45	10,138
Centene Corp. (a)	164	10,873
Chemed Corp.	4	2,170
Cigna Group	78	25,784
CorVel Corp. (a)	10	2,543
CVS Health Corp.	365	21,557
DaVita, Inc. (a)	19	2,633
Elevance Health, Inc.	67	36,305
Encompass Health Corp.	33	2,831
Ensign Group, Inc.	21	2,597
Guardant Health, Inc. (a)	78	2,253
HCA Healthcare, Inc.	60	19,277
HealthEquity, Inc. (a)	30	2,586
Henry Schein, Inc. (a)	31	1,987
Humana, Inc.	37	13,825
Labcorp Holdings, Inc.	25	5,088
McKesson Corp.	38	22,194
Molina Healthcare, Inc. (a)	19	5,649
Option Care Health, Inc. (a)	72	1,994
Patterson Cos., Inc.	66	1,592
Premier, Inc. Class A	104	1,942
Progyny, Inc. (a)	67	1,917
Quest Diagnostics, Inc.	27	3,696
Security Description	Shares	Value
Select Medical Holdings Corp.	87	$3,050
Tenet Healthcare Corp. (a)	37	4,922
UnitedHealth Group, Inc.	266	135,463
Universal Health Services, Inc. Class B	17	3,144
		358,963
HEALTH CARE REITs — 0.2%
Healthcare Realty Trust, Inc. REIT	138	2,274
Healthpeak Properties, Inc. REIT	240	4,704
Medical Properties Trust, Inc. REIT	162	698
National Health Investors, Inc. REIT	40	2,709
Omega Healthcare Investors, Inc. REIT	59	2,021
Sabra Health Care REIT, Inc.	144	2,218
Ventas, Inc. REIT	128	6,561
Welltower, Inc. REIT	160	16,680
		37,865
HEALTH CARE TECHNOLOGY — 0.0% (d)
Evolent Health, Inc. Class A (a)	63	1,205
Teladoc Health, Inc. (a)	136	1,330
Veeva Systems, Inc. Class A (a)	44	8,052
		10,587
HOTEL & RESORT REITs — 0.0% (d)
Apple Hospitality REIT, Inc.	130	1,890
Host Hotels & Resorts, Inc. REIT	191	3,434
Park Hotels & Resorts, Inc. REIT	113	1,693
Ryman Hospitality Properties, Inc. REIT	15	1,498
		8,515
HOTELS, RESTAURANTS & LEISURE — 1.2%
Airbnb, Inc. Class A (a)	130	19,712
Aramark	75	2,552
Booking Holdings, Inc.	10	39,615
Boyd Gaming Corp.	36	1,984
Caesars Entertainment, Inc. (a)	75	2,980
Carnival Corp. (a)	349	6,533
Chipotle Mexican Grill, Inc. (a)	400	25,060
Churchill Downs, Inc.	20	2,792
Darden Restaurants, Inc.	36	5,448
Domino's Pizza, Inc.	10	5,163
DoorDash, Inc. Class A (a)	96	10,443
DraftKings, Inc. Class A (a)	155	5,916
Expedia Group, Inc. (a)	39	4,914
Hilton Worldwide Holdings, Inc.	76	16,583
Hyatt Hotels Corp. Class A	20	3,038
Las Vegas Sands Corp.	113	5,000
Light & Wonder, Inc. (a)	31	3,251
Marriott International, Inc. Class A	63	15,232
Marriott Vacations Worldwide Corp.	23	2,008
McDonald's Corp.	201	51,223
MGM Resorts International (a)	88	3,911
Norwegian Cruise Line Holdings Ltd. (a)	162	3,044
Penn Entertainment, Inc. (a)	106	2,052

See accompanying notes to financial statements.
7

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Planet Fitness, Inc. Class A (a)	37	$2,723
Royal Caribbean Cruises Ltd. (a)	76	12,117
Starbucks Corp.	320	24,912
Texas Roadhouse, Inc.	21	3,606
Travel & Leisure Co.	61	2,744
Vail Resorts, Inc.	11	1,981
Wingstop, Inc.	11	4,649
Wyndham Hotels & Resorts, Inc.	28	2,072
Wynn Resorts Ltd.	32	2,864
Yum! Brands, Inc.	75	9,934
		306,056
HOUSEHOLD DURABLES — 0.3%
Cavco Industries, Inc. (a)	6	2,077
DR Horton, Inc.	87	12,261
Garmin Ltd.	39	6,354
Installed Building Products, Inc.	10	2,057
KB Home	30	2,105
Leggett & Platt, Inc.	84	963
Lennar Corp. Class A	72	10,791
Meritage Homes Corp.	12	1,942
Mohawk Industries, Inc. (a)	25	2,840
Newell Brands, Inc.	271	1,737
NVR, Inc. (a)	1	7,588
PulteGroup, Inc.	58	6,386
Skyline Champion Corp. (a)	35	2,371
Taylor Morrison Home Corp. (a)	25	1,386
Tempur Sealy International, Inc.	53	2,509
Toll Brothers, Inc.	29	3,340
TopBuild Corp. (a)	9	3,467
Tri Pointe Homes, Inc. (a)	80	2,980
Whirlpool Corp.	19	1,942
		75,096
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a) (b)	46	1,771
Church & Dwight Co., Inc.	69	7,154
Clorox Co.	39	5,322
Colgate-Palmolive Co.	208	20,184
Energizer Holdings, Inc.	63	1,861
Kimberly-Clark Corp.	83	11,471
Procter & Gamble Co.	668	110,167
Spectrum Brands Holdings, Inc.	27	2,320
WD-40 Co.	9	1,977
		162,227
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	234	4,111
Clearway Energy, Inc. Class C	89	2,198
Ormat Technologies, Inc.	32	2,294
Vistra Corp.	90	7,738
		16,341
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	177	18,088
General Electric Co.	324	51,506
Security Description	Shares	Value
Honeywell International, Inc.	192	$41,000
		110,594
INDUSTRIAL REITs — 0.2%
Americold Realty Trust, Inc. REIT	78	1,992
EastGroup Properties, Inc. REIT	13	2,211
First Industrial Realty Trust, Inc. REIT	49	2,328
LXP Industrial Trust REIT	251	2,289
Prologis, Inc. REIT	269	30,211
Rexford Industrial Realty, Inc. REIT	60	2,676
STAG Industrial, Inc. REIT	62	2,236
Terreno Realty Corp. REIT	39	2,308
		46,251
INSURANCE — 1.3%
Aflac, Inc.	153	13,664
Allstate Corp.	80	12,773
American Financial Group, Inc.	18	2,214
American International Group, Inc.	199	14,774
Aon PLC Class A	57	16,734
Arch Capital Group Ltd. (a)	123	12,409
Arthur J Gallagher & Co.	66	17,114
Assurant, Inc.	14	2,328
Assured Guaranty Ltd.	26	2,006
Axis Capital Holdings Ltd.	36	2,543
Brighthouse Financial, Inc. (a)	44	1,907
Brown & Brown, Inc.	95	8,494
Chubb Ltd.	108	27,549
Cincinnati Financial Corp.	41	4,842
CNO Financial Group, Inc.	87	2,412
Enstar Group Ltd. (a)	5	1,529
Erie Indemnity Co. Class A	7	2,537
Everest Group Ltd.	12	4,572
Fidelity National Financial, Inc.	61	3,015
First American Financial Corp.	39	2,104
Genworth Financial, Inc. Class A (a)	336	2,029
Globe Life, Inc.	19	1,563
Hagerty, Inc. Class A (a)	178	1,851
Hanover Insurance Group, Inc.	17	2,132
Hartford Financial Services Group, Inc.	77	7,742
Kemper Corp.	47	2,789
Kinsale Capital Group, Inc.	7	2,697
Lincoln National Corp.	92	2,861
Loews Corp.	15	1,121
Markel Group, Inc. (a)	4	6,303
Marsh & McLennan Cos., Inc.	134	28,237
MetLife, Inc.	146	10,248
Oscar Health, Inc. Class A (a)	83	1,313
Primerica, Inc.	10	2,366
Principal Financial Group, Inc.	74	5,805
Progressive Corp.	171	35,518
Prudential Financial, Inc.	93	10,899
Reinsurance Group of America, Inc.	14	2,874
RenaissanceRe Holdings Ltd.	17	3,800
RLI Corp.	15	2,110

See accompanying notes to financial statements.
8

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Ryan Specialty Holdings, Inc. (b)	44	$2,548
Selective Insurance Group, Inc.	19	1,783
Travelers Cos., Inc.	63	12,810
Unum Group	1	51
W R Berkley Corp.	72	5,658
White Mountains Insurance Group Ltd.	2	3,635
Willis Towers Watson PLC	32	8,388
		324,651
INTERACTIVE MEDIA & SERVICES — 3.6%
Alphabet, Inc. Class A	1,685	306,923
Alphabet, Inc. Class C	1,419	260,273
IAC, Inc. (a)	48	2,249
Match Group, Inc. (a)	87	2,643
Meta Platforms, Inc. Class A	634	319,675
Pinterest, Inc. Class A (a)	190	8,373
Snap, Inc. Class A (a)	324	5,382
Yelp, Inc. (a)	50	1,848
Ziff Davis, Inc. (a)	34	1,872
ZoomInfo Technologies, Inc. (a)	129	1,647
		910,885
IT SERVICES — 0.7%
Accenture PLC Class A	181	54,917
Akamai Technologies, Inc. (a)	37	3,333
Cloudflare, Inc. Class A (a)	94	7,786
Cognizant Technology Solutions Corp. Class A	145	9,860
DXC Technology Co. (a)	102	1,947
EPAM Systems, Inc. (a)	18	3,386
Gartner, Inc. (a)	23	10,328
GoDaddy, Inc. Class A (a)	34	4,750
International Business Machines Corp.	265	45,832
Kyndryl Holdings, Inc. (a)	141	3,710
MongoDB, Inc. (a)	22	5,499
Okta, Inc. (a)	49	4,587
Snowflake, Inc. Class A (a)	100	13,509
Twilio, Inc. Class A (a)	61	3,466
VeriSign, Inc. (a)	14	2,489
		175,399
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Brunswick Corp.	29	2,110
Hasbro, Inc.	41	2,399
Mattel, Inc. (a)	108	1,756
Polaris, Inc.	23	1,801
YETI Holdings, Inc. (a)	47	1,793
		9,859
LIFE SCIENCES TOOLS & SERVICES — 0.7%
10X Genomics, Inc. Class A (a)	54	1,050
Agilent Technologies, Inc.	89	11,537
Avantor, Inc. (a)	195	4,134
Azenta, Inc. (a)	42	2,210
Bio-Rad Laboratories, Inc. Class A (a)	7	1,912
Security Description	Shares	Value
Bio-Techne Corp.	46	$3,296
Bruker Corp.	35	2,233
Charles River Laboratories International, Inc. (a)	15	3,099
Danaher Corp.	188	46,972
Illumina, Inc. (a)	54	5,637
IQVIA Holdings, Inc. (a)	53	11,206
Maravai LifeSciences Holdings, Inc. Class A (a)	277	1,983
Medpace Holdings, Inc. (a)	8	3,295
Mettler-Toledo International, Inc. (a)	7	9,783
Repligen Corp. (a)	17	2,143
Revvity, Inc.	34	3,565
Thermo Fisher Scientific, Inc.	105	58,065
Waters Corp. (a)	20	5,802
West Pharmaceutical Services, Inc.	22	7,247
		185,169
MACHINERY — 1.1%
AGCO Corp.	18	1,762
Alamo Group, Inc.	12	2,076
Albany International Corp. Class A	25	2,111
Allison Transmission Holdings, Inc.	29	2,201
Caterpillar, Inc.	139	46,301
Chart Industries, Inc. (a)	14	2,021
CNH Industrial NV	304	3,080
Crane Co.	21	3,045
Cummins, Inc.	38	10,523
Deere & Co.	74	27,649
Donaldson Co., Inc.	34	2,433
Dover Corp.	27	4,872
Enerpac Tool Group Corp.	69	2,634
Enpro, Inc.	17	2,475
Esab Corp.	23	2,172
ESCO Technologies, Inc.	20	2,101
Federal Signal Corp.	35	2,929
Flowserve Corp.	54	2,597
Fortive Corp.	101	7,484
Franklin Electric Co., Inc.	23	2,215
Graco, Inc.	32	2,537
Helios Technologies, Inc.	39	1,862
Hillenbrand, Inc.	52	2,081
IDEX Corp.	16	3,219
Illinois Tool Works, Inc.	68	16,113
Ingersoll Rand, Inc.	122	11,083
ITT, Inc.	21	2,713
John Bean Technologies Corp.	19	1,804
Kadant, Inc.	9	2,644
Lincoln Electric Holdings, Inc.	12	2,264
Middleby Corp. (a)	17	2,084
Mueller Industries, Inc.	53	3,018
Nordson Corp.	13	3,015
Oshkosh Corp.	22	2,380
Otis Worldwide Corp.	101	9,722
PACCAR, Inc.	150	15,441
Parker-Hannifin Corp.	37	18,715
Pentair PLC	57	4,370

See accompanying notes to financial statements.
9

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
RBC Bearings, Inc. (a)	9	$2,428
Snap-on, Inc.	12	3,137
SPX Technologies, Inc. (a)	25	3,554
Standex International Corp.	14	2,256
Stanley Black & Decker, Inc.	45	3,595
Terex Corp.	33	1,810
Timken Co.	29	2,324
Toro Co.	28	2,618
Trinity Industries, Inc.	97	2,902
Watts Water Technologies, Inc. Class A	12	2,200
Westinghouse Air Brake Technologies Corp.	51	8,061
Xylem, Inc.	70	9,494
		282,125
MARINE — 0.0% (d)
Kirby Corp. (a)	7	838
Matson, Inc.	22	2,881
		3,719
MEDIA — 0.4%
Cable One, Inc. (b)	3	1,062
Charter Communications, Inc. Class A (a)	30	8,969
Comcast Corp. Class A	1,080	42,293
Fox Corp. Class A	76	2,612
Interpublic Group of Cos., Inc.	104	3,025
Liberty Broadband Corp. Class C (a)	37	2,028
Liberty Media Corp.-Liberty SiriusXM Class A (a)	83	1,838
New York Times Co. Class A	50	2,561
News Corp. Class A	60	1,654
News Corp. Class B	94	2,669
Nexstar Media Group, Inc.	15	2,490
Omnicom Group, Inc.	50	4,485
Paramount Global Class B	183	1,901
TEGNA, Inc.	142	1,980
Trade Desk, Inc. Class A (a)	137	13,381
		92,948
METALS & MINING — 0.3%
Alcoa Corp.	85	3,381
Alpha Metallurgical Resources, Inc.	3	842
ATI, Inc. (a)	53	2,939
Carpenter Technology Corp.	31	3,397
Cleveland-Cliffs, Inc. (a)	166	2,555
Commercial Metals Co.	31	1,705
Freeport-McMoRan, Inc.	439	21,335
Materion Corp.	16	1,730
Newmont Corp.	378	15,827
Nucor Corp.	70	11,066
Reliance, Inc.	15	4,284
Royal Gold, Inc.	22	2,753
Steel Dynamics, Inc.	49	6,345
U.S. Steel Corp.	61	2,306
		80,465
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
AGNC Investment Corp. REIT (b)	205	$1,956
Annaly Capital Management, Inc. REIT	220	4,193
Blackstone Mortgage Trust, Inc. Class A REIT	101	1,760
Claros Mortgage Trust, Inc. REIT	193	1,548
Ready Capital Corp. REIT (b)	213	1,742
Rithm Capital Corp. REIT	79	862
Starwood Property Trust, Inc. REIT (b)	113	2,140
		14,201
MULTI-UTILITIES — 0.3%
Ameren Corp.	88	6,258
Black Hills Corp.	41	2,230
CenterPoint Energy, Inc.	131	4,058
CMS Energy Corp.	46	2,738
Consolidated Edison, Inc.	71	6,349
Dominion Energy, Inc.	252	12,348
DTE Energy Co.	58	6,439
NiSource, Inc.	78	2,247
Northwestern Energy Group, Inc.	42	2,103
Public Service Enterprise Group, Inc.	132	9,729
Sempra	173	13,158
WEC Energy Group, Inc.	98	7,689
		75,346
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	52	6,082
Boston Properties, Inc. REIT	47	2,893
COPT Defense Properties REIT	85	2,128
Cousins Properties, Inc. REIT	112	2,593
Douglas Emmett, Inc. REIT (b)	177	2,356
Kilroy Realty Corp. REIT	72	2,244
Vornado Realty Trust REIT	102	2,682
		20,978
OIL, GAS & CONSUMABLE FUELS — 2.0%
Antero Midstream Corp.	27	398
Antero Resources Corp. (a)	87	2,839
APA Corp.	86	2,532
California Resources Corp.	38	2,022
Cheniere Energy, Inc.	62	10,840
Chevron Corp.	477	74,612
Chord Energy Corp.	12	2,012
Civitas Resources, Inc.	26	1,794
ConocoPhillips	318	36,373
CONSOL Energy, Inc. (a)	13	1,326
Coterra Energy, Inc.	248	6,614
Devon Energy Corp.	191	9,053
Diamondback Energy, Inc.	56	11,211
DT Midstream, Inc.	37	2,628
EOG Resources, Inc.	170	21,398
EQT Corp.	104	3,846

See accompanying notes to financial statements.
10

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Equitrans Midstream Corp.	142	$1,843
Exxon Mobil Corp.	1,270	146,202
Hess Corp.	89	13,129
HF Sinclair Corp.	37	1,974
Kinder Morgan, Inc.	536	10,650
Kosmos Energy Ltd. (a)	272	1,507
Magnolia Oil & Gas Corp. Class A (b)	157	3,978
Marathon Oil Corp.	174	4,989
Marathon Petroleum Corp.	109	18,909
Matador Resources Co.	34	2,026
Murphy Oil Corp.	44	1,815
Northern Oil & Gas, Inc.	51	1,896
Occidental Petroleum Corp.	197	12,417
ONEOK, Inc.	178	14,516
Ovintiv, Inc.	68	3,187
PBF Energy, Inc. Class A	25	1,151
Permian Resources Corp.	135	2,180
Phillips 66	129	18,211
Range Resources Corp.	71	2,381
Sitio Royalties Corp. Class A	81	1,912
SM Energy Co.	49	2,118
Southwestern Energy Co. (a)	278	1,871
Targa Resources Corp.	84	10,818
Texas Pacific Land Corp.	6	4,406
Valero Energy Corp.	103	16,146
Williams Cos., Inc.	354	15,045
		504,775
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	46	2,628
Coty, Inc. Class A (a)	128	1,283
elf Beauty, Inc. (a)	19	4,004
Estee Lauder Cos., Inc. Class A	73	7,767
Kenvue, Inc.	505	9,181
		24,863
PHARMACEUTICALS — 2.1%
Arvinas, Inc. (a)	46	1,224
Bristol-Myers Squibb Co.	591	24,544
Catalent, Inc. (a)	58	3,261
Corcept Therapeutics, Inc. (a)	73	2,372
Elanco Animal Health, Inc. (a)	233	3,362
Eli Lilly & Co.	231	209,143
Evoke Pharma, Inc. (a)	3,774	1,996
Intra-Cellular Therapies, Inc. (a)	42	2,877
Jazz Pharmaceuticals PLC (a)	20	2,135
Johnson & Johnson	687	100,412
Merck & Co., Inc.	714	88,393
Organon & Co.	77	1,594
Perrigo Co. PLC	70	1,798
Pfizer, Inc.	1,672	46,782
Prestige Consumer Healthcare, Inc. (a)	34	2,341
Royalty Pharma PLC Class A	113	2,980
Viatris, Inc.	438	4,656
Security Description	Shares	Value
Zoetis, Inc.	141	$24,444
		524,314
PROFESSIONAL SERVICES — 0.5%
Alight, Inc. Class A (a)	196	1,446
ASGN, Inc. (a)	24	2,116
Automatic Data Processing, Inc.	108	25,779
Booz Allen Hamilton Holding Corp.	34	5,233
Broadridge Financial Solutions, Inc.	37	7,289
CACI International, Inc. Class A (a)	6	2,581
CBIZ, Inc. (a)	39	2,890
Clarivate PLC (a)	148	842
Concentrix Corp.	26	1,645
Dayforce, Inc. (a) (b)	48	2,381
Equifax, Inc.	43	10,426
ExlService Holdings, Inc. (a)	76	2,383
Exponent, Inc.	24	2,283
FTI Consulting, Inc. (a)	10	2,155
Genpact Ltd.	60	1,931
Huron Consulting Group, Inc. (a)	20	1,970
ICF International, Inc.	16	2,375
Insperity, Inc.	20	1,824
Jacobs Solutions, Inc.	33	4,610
KBR, Inc.	34	2,181
Korn Ferry	44	2,954
Leidos Holdings, Inc.	28	4,085
ManpowerGroup, Inc.	29	2,024
Maximus, Inc.	27	2,314
Paychex, Inc.	91	10,789
Paycom Software, Inc.	15	2,146
Paylocity Holding Corp. (a)	13	1,714
Robert Half, Inc.	27	1,727
Science Applications International Corp.	18	2,116
SS&C Technologies Holdings, Inc.	40	2,507
TransUnion	53	3,931
Verisk Analytics, Inc.	32	8,626
Verra Mobility Corp. (a)	102	2,774
		132,047
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	96	8,555
CoStar Group, Inc. (a)	127	9,416
Howard Hughes Holdings, Inc. (a)	30	1,945
Jones Lang LaSalle, Inc. (a)	16	3,284
St. Joe Co.	43	2,352
Zillow Group, Inc. Class A (a)	54	2,432
		27,984
RESIDENTIAL REITs — 0.2%
American Homes 4 Rent Class A REIT	62	2,304
AvalonBay Communities, Inc. REIT	47	9,724
Camden Property Trust REIT	22	2,400
Equity LifeStyle Properties, Inc. REIT	49	3,191
Equity Residential REIT	126	8,737

See accompanying notes to financial statements.
11

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Essex Property Trust, Inc. REIT	14	$3,811
Independence Realty Trust, Inc. REIT	159	2,980
Invitation Homes, Inc. REIT	197	7,070
Mid-America Apartment Communities, Inc. REIT	29	4,136
Sun Communities, Inc. REIT	36	4,332
UDR, Inc. REIT	60	2,469
		51,154
RETAIL REITs — 0.2%
Agree Realty Corp. REIT	37	2,292
Brixmor Property Group, Inc. REIT	99	2,286
Federal Realty Investment Trust REIT	23	2,322
InvenTrust Properties Corp. REIT	82	2,030
Kimco Realty Corp. REIT	141	2,744
Kite Realty Group Trust REIT	98	2,193
Macerich Co. REIT	198	3,057
NNN REIT, Inc.	21	894
Phillips Edison & Co., Inc. REIT	90	2,944
Realty Income Corp. REIT	235	12,413
Regency Centers Corp. REIT	34	2,115
Simon Property Group, Inc. REIT	95	14,421
Tanger, Inc. REIT	88	2,386
		52,097
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.6%
Advanced Micro Devices, Inc. (a)	472	76,563
Analog Devices, Inc.	138	31,500
Applied Materials, Inc.	232	54,750
Axcelis Technologies, Inc. (a)	14	1,991
Broadcom, Inc.	125	200,691
Cirrus Logic, Inc. (a)	19	2,426
Diodes, Inc. (a)	29	2,086
Enphase Energy, Inc. (a)	41	4,088
Entegris, Inc.	42	5,687
First Solar, Inc. (a)	33	7,440
FormFactor, Inc. (a)	47	2,845
Intel Corp.	1,236	38,279
KLA Corp.	40	32,980
Kulicke & Soffa Industries, Inc.	47	2,312
Lam Research Corp.	38	40,464
Lattice Semiconductor Corp. (a)	42	2,436
MACOM Technology Solutions Holdings, Inc. (a)	28	3,121
Marvell Technology, Inc.	260	18,174
Microchip Technology, Inc.	160	14,640
Micron Technology, Inc.	325	42,747
MKS Instruments, Inc.	29	3,787
Monolithic Power Systems, Inc.	15	12,325
NVIDIA Corp.	7,099	877,010
NXP Semiconductors NV	75	20,182
ON Semiconductor Corp. (a)	128	8,774
Onto Innovation, Inc. (a)	18	3,952
Power Integrations, Inc.	29	2,036
Security Description	Shares	Value
Qorvo, Inc. (a)	23	$2,669
QUALCOMM, Inc.	317	63,140
Rambus, Inc. (a)	41	2,409
Silicon Laboratories, Inc. (a)	21	2,323
SiTime Corp. (a)	9	1,119
Skyworks Solutions, Inc.	34	3,624
SolarEdge Technologies, Inc. (a)	24	606
Synaptics, Inc. (a)	24	2,117
Teradyne, Inc.	42	6,228
Texas Instruments, Inc.	252	49,022
Universal Display Corp.	14	2,944
Wolfspeed, Inc. (a) (b)	65	1,479
		1,650,966
SOFTWARE — 6.4%
ACI Worldwide, Inc. (a)	49	1,940
Adobe, Inc. (a)	132	73,331
Alarm.com Holdings, Inc. (a)	37	2,351
Altair Engineering, Inc. Class A (a)	22	2,158
ANSYS, Inc. (a)	27	8,680
Appfolio, Inc. Class A (a)	11	2,690
AppLovin Corp. Class A (a)	55	4,577
Aspen Technology, Inc. (a)	11	2,185
Atlassian Corp. Class A (a)	47	8,313
Aurora Innovation, Inc. (a) (b)	290	803
Autodesk, Inc. (a)	64	15,837
Bentley Systems, Inc. Class B	66	3,258
Bill Holdings, Inc. (a)	31	1,631
Blackbaud, Inc. (a)	30	2,285
BlackLine, Inc. (a)	26	1,260
Box, Inc. Class A (a)	83	2,195
C3.ai, Inc. Class A (a)	52	1,506
Cadence Design Systems, Inc. (a)	81	24,928
Cleanspark, Inc. (a)	49	782
CommVault Systems, Inc. (a)	23	2,796
Confluent, Inc. Class A (a)	74	2,185
Crowdstrike Holdings, Inc. Class A (a)	70	26,823
Datadog, Inc. Class A (a)	93	12,061
DocuSign, Inc. (a)	58	3,103
Dolby Laboratories, Inc. Class A	25	1,981
Dropbox, Inc. Class A (a)	76	1,708
Dynatrace, Inc. (a)	62	2,774
Elastic NV (a)	27	3,076
Fair Isaac Corp. (a)	8	11,909
Five9, Inc. (a)	35	1,544
Fortinet, Inc. (a)	195	11,753
Gen Digital, Inc.	148	3,697
Gitlab, Inc. Class A (a)	25	1,243
Guidewire Software, Inc. (a)	27	3,723
HubSpot, Inc. (a)	16	9,437
Intuit, Inc.	81	53,234
Manhattan Associates, Inc. (a)	15	3,700
Marathon Digital Holdings, Inc. (a)	55	1,092
Microsoft Corp.	2,138	955,579
MicroStrategy, Inc. Class A (a) (b)	4	5,510
Nutanix, Inc. Class A (a)	73	4,150

See accompanying notes to financial statements.
12

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
Oracle Corp.	461	$65,093
Palantir Technologies, Inc. Class A (a)	585	14,818
Palo Alto Networks, Inc. (a)	92	31,189
Procore Technologies, Inc. (a)	33	2,188
Progress Software Corp.	40	2,170
PTC, Inc. (a)	41	7,448
Qualys, Inc. (a)	13	1,854
Riot Platforms, Inc. (a) (b)	115	1,051
Roper Technologies, Inc.	28	15,782
Salesforce, Inc.	280	71,988
Samsara, Inc. Class A (a)	46	1,550
SentinelOne, Inc. Class A (a)	76	1,600
ServiceNow, Inc. (a)	60	47,200
Smartsheet, Inc. Class A (a)	52	2,292
SPS Commerce, Inc. (a)	13	2,446
Synopsys, Inc. (a)	46	27,373
Tenable Holdings, Inc. (a)	49	2,135
Teradata Corp. (a)	47	1,624
Tyler Technologies, Inc. (a)	13	6,536
UiPath, Inc. Class A (a)	142	1,801
Unity Software, Inc. (a)	83	1,350
Varonis Systems, Inc. (a)	64	3,070
Workday, Inc. Class A (a)	63	14,084
Workiva, Inc. (a)	21	1,533
Zoom Video Communications, Inc. Class A (a)	80	4,735
Zscaler, Inc. (a)	29	5,574
		1,622,272
SPECIALIZED REITs — 0.5%
American Tower Corp. REIT	136	26,436
Crown Castle, Inc. REIT	131	12,799
CubeSmart REIT	58	2,620
Digital Realty Trust, Inc. REIT	94	14,293
EPR Properties REIT	49	2,057
Equinix, Inc. REIT	27	20,428
Extra Space Storage, Inc. REIT	66	10,257
Gaming & Leisure Properties, Inc. REIT	22	995
Iron Mountain, Inc. REIT	92	8,245
Lamar Advertising Co. Class A REIT	25	2,988
PotlatchDeltic Corp. REIT	47	1,851
Public Storage REIT	46	13,232
Rayonier, Inc. REIT	49	1,425
SBA Communications Corp. REIT	35	6,871
VICI Properties, Inc. REIT	260	7,446
Weyerhaeuser Co. REIT	208	5,905
		137,848
SPECIALTY RETAIL — 1.2%
Abercrombie & Fitch Co. Class A (a)	16	2,845
Academy Sports & Outdoors, Inc.	30	1,597
Advance Auto Parts, Inc.	27	1,710
American Eagle Outfitters, Inc.	112	2,236
Asbury Automotive Group, Inc. (a)	11	2,507
AutoNation, Inc. (a)	15	2,391
Security Description	Shares	Value
AutoZone, Inc. (a)	5	$14,820
Bath & Body Works, Inc.	73	2,851
Best Buy Co., Inc.	47	3,962
Burlington Stores, Inc. (a)	23	5,520
CarMax, Inc. (a)	48	3,520
Carvana Co. (a)	28	3,604
Dick's Sporting Goods, Inc.	19	4,082
Five Below, Inc. (a)	18	1,961
Floor & Decor Holdings, Inc. Class A (a)	33	3,281
GameStop Corp. Class A (a)	69	1,704
Gap, Inc.	79	1,887
Group 1 Automotive, Inc.	8	2,378
Home Depot, Inc.	279	96,043
Lithia Motors, Inc.	8	2,020
Lowe's Cos., Inc.	167	36,817
Murphy USA, Inc.	6	2,817
O'Reilly Automotive, Inc. (a)	18	19,009
Ross Stores, Inc.	100	14,532
Signet Jewelers Ltd.	18	1,612
TJX Cos., Inc.	326	35,893
Tractor Supply Co.	32	8,640
Ulta Beauty, Inc. (a)	15	5,788
Valvoline, Inc. (a)	67	2,894
Wayfair, Inc. Class A (a)	28	1,476
Williams-Sonoma, Inc.	19	5,365
		295,762
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.7%
Apple, Inc.	4,153	874,705
Dell Technologies, Inc. Class C	77	10,619
Hewlett Packard Enterprise Co.	420	8,891
HP, Inc.	270	9,456
NetApp, Inc.	69	8,887
Pure Storage, Inc. Class A (a)	96	6,164
Seagate Technology Holdings PLC	62	6,403
Super Micro Computer, Inc. (a)	14	11,471
Western Digital Corp. (a)	107	8,107
		944,703
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Carter's, Inc.	31	1,921
Crocs, Inc. (a)	23	3,357
Deckers Outdoor Corp. (a)	7	6,776
Kontoor Brands, Inc.	42	2,778
Lululemon Athletica, Inc. (a)	33	9,857
NIKE, Inc. Class B	355	26,756
PVH Corp.	27	2,859
Ralph Lauren Corp.	7	1,226
Skechers USA, Inc. Class A (a)	43	2,972
Steven Madden Ltd.	27	1,142
Tapestry, Inc.	71	3,038
Under Armour, Inc. Class C (a)	297	1,939
VF Corp. (b)	112	1,512
		66,133

See accompanying notes to financial statements.
13

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

Security Description	Shares	Value
TOBACCO — 0.3%
Altria Group, Inc.	430	$19,587
Philip Morris International, Inc.	456	46,206
		65,793
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	23	1,093
Applied Industrial Technologies, Inc.	13	2,522
Boise Cascade Co.	10	1,192
Fastenal Co.	164	10,306
Ferguson PLC	58	11,232
FTAI Aviation Ltd.	47	4,852
GATX Corp.	19	2,515
Herc Holdings, Inc.	19	2,532
McGrath RentCorp	21	2,238
Rush Enterprises, Inc. Class B	50	1,962
SiteOne Landscape Supply, Inc. (a)	15	1,821
United Rentals, Inc.	21	13,581
Watsco, Inc.	8	3,706
WESCO International, Inc.	16	2,536
WW Grainger, Inc.	13	11,729
		73,817
WATER UTILITIES — 0.1%
American States Water Co.	54	3,919
American Water Works Co., Inc.	49	6,329
California Water Service Group	41	1,988
Essential Utilities, Inc.	59	2,202
SJW Group	34	1,844
		16,282
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile U.S., Inc.	146	25,722
TOTAL COMMON STOCKS (Cost $11,488,509)		15,126,155
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 39.8%
DOMESTIC FIXED INCOME — 39.8%
State Street Aggregate Bond Index Portfolio (e) (Cost $9,660,649)	114,494	10,035,386
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $9,660,649)		10,035,386
Security Description	Shares	Value
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Mirati Therapeutics, Inc. (expiring 12/31/49) (a) (Cost $25)	36	$25
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (f) (g)	94,936	94,936
State Street Navigator Securities Lending Portfolio II (c) (h)	30,213	30,213
TOTAL SHORT-TERM INVESTMENTS (Cost $125,149)		125,149
TOTAL INVESTMENTS — 100.4% (Cost $21,274,332)		25,286,715
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(89,097)
NET ASSETS — 100.0%		$25,197,618
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2024.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
14

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,126,155	$—	$—	$15,126,155
Mutual Funds and Exchange Traded Products	10,035,386	—	—	10,035,386
Rights	—	25	—	25
Short-Term Investments	125,149	—	—	125,149
TOTAL INVESTMENTS	$25,286,690	$25	$—	$25,286,715

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Aggregate Bond Index Portfolio	100,587	$9,006,534	$1,242,577	$19,000	$(773)	$(193,952)	114,494	$10,035,386	$140,577
State Street Corp.	92	7,126	—	—	—	(318)	92	6,808	63
State Street Institutional U.S. Government Money Market Fund, Class G Shares	49,675	49,675	1,047,593	1,002,332	—	—	94,936	94,936	2,244
State Street Navigator Securities Lending Portfolio II	—	—	140,802	110,589	—	—	30,213	30,213	124
Total		$9,063,335	$2,430,972	$1,131,921	$(773)	$(194,270)		$10,167,343	$143,008
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$15,119,372
Investments in affiliated issuers, at value	10,167,343
Total Investments	25,286,715
Receivable for investments sold	150,004
Dividends receivable — unaffiliated issuers	8,446
Dividends receivable — affiliated issuers	460
Securities lending income receivable — unaffiliated issuers	2
Securities lending income receivable — affiliated issuers	32
Receivable from Adviser	13,440
TOTAL ASSETS	25,459,099
LIABILITIES
Payable upon return of securities loaned	30,213
Payable for investments purchased	179,000
Advisory fee payable	1,027
Custodian fees payable	10,001
Administration fees payable	1,027
Trustees’ fees and expenses payable	213
Transfer agent fees payable	7,053
Registration and filing fees payable	7
Professional fees payable	29,310
Printing and postage fees payable	2,870
Accrued expenses and other liabilities	760
TOTAL LIABILITIES	261,481
NET ASSETS	$25,197,618
NET ASSETS CONSIST OF:
Paid-in capital	$20,797,390
Total distributable earnings (loss)	4,400,228
NET ASSETS	$25,197,618
Class K
Net Assets	$25,197,618
Shares Outstanding	2,067,845
Net asset value, offering and redemption price per share	$12.19
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$11,482,744
Investments in affiliated issuers	9,791,588
Total cost of investments	$21,274,332
* Includes investments in securities on loan, at value	$46,682
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	100,779
Dividend income — affiliated issuers	142,884
Unaffiliated securities lending income	2
Affiliated securities lending income	124
Foreign taxes withheld	(33)
TOTAL INVESTMENT INCOME (LOSS)	243,756
EXPENSES
Advisory fee	5,934
Administration fees	5,934
Custodian fees	7,429
Trustees’ fees and expenses	10,808
Transfer agent fees	4,854
Registration and filing fees	7,923
Professional fees and expenses	21,655
Printing and postage fees	16,736
Miscellaneous expenses	1,497
TOTAL EXPENSES	82,770
Expenses waived/reimbursed by the Adviser	(77,797)
NET EXPENSES	4,973
NET INVESTMENT INCOME (LOSS)	$238,783
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	80,077
Investments — affiliated issuers	(773)
Net realized gain (loss)	79,304
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,670,154
Investments — affiliated issuers	(194,270)
Net change in unrealized appreciation/depreciation	1,475,884
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,555,188
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,793,971
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/24 (Unaudited)	For the Period 10/30/23*- 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$238,783	$119,499
Net realized gain (loss)	79,304	69,059
Net change in unrealized appreciation/depreciation	1,475,884	2,536,499
Net increase (decrease) in net assets resulting from operations	1,793,971	2,725,057
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	—	(118,800)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	842,573	20,000,000
Cost of shares redeemed	(45,183)	—
Net increase (decrease) in net assets from beneficial interest transactions	797,390	20,000,000
Net increase (decrease) in net assets during the period	2,591,361	22,606,257
Net assets at beginning of period	22,606,257	—
NET ASSETS AT END OF PERIOD	$25,197,618	$22,606,257
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	71,781	2,000,000
Shares redeemed	(3,936)	—
Net increase (decrease) from share transactions	67,845	2,000,000

*	Commencement of operations.
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/24 (Unaudited)	For the Period 10/30/23*- 12/31/23
Net asset value, beginning of period	$11.30	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.06
Net realized and unrealized gain (loss)	0.77	1.30
Total from investment operations	0.89	1.36
Distributions to shareholders from:
Net investment income	—	(0.06)
Net asset value, end of period	$12.19	$11.30
Total return (b)	7.88%	13.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$25,198	$22,606
Ratios to Average Net Assets:
Total expenses	0.70%(c)	1.12%(c)
Net expenses	0.04%(c)	0.04%(c)
Net investment income (loss)	2.01%(c)	3.22%(c)
Portfolio turnover rate	4%(d)	2%(d)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of twenty-nine (29) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Balanced Index Fund	Class K	October 30, 2023	Diversified
The Fund was formed on October  27, 2023 and commenced operations on October 30, 2023.
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

(“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated, through April 30, 2025 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that total annual operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, and sub-transfer agency fees) exceed 0.05% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with the approval of the Board. For the period ended June 30, 2024, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $76,836.
In addition, the Adviser has agreed to waive up to the portion of the management fee and/or expenses attributable to acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s holdings in acquired funds for cash management purposes. This fee waiver and/or expense reimbursement may only be terminated with approval of the Fund’s Board. For the period ended June 30, 2024, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $961.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street Corporation ("State Street"), an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10% ) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2024, are disclosed in the Schedule of Investments.
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2024, the Fund had one affiliated account representing 100% of the Fund's total outstanding shares.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trustees who are not "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2024 were as follows:
	Purchases	Sales
State Street Balanced Index Fund	$1,894,279	$846,798
6.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Balanced Index Fund	$21,275,651	$4,154,589	$143,525	$4,011,064
7.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2024, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street Balanced Index Fund	$ 46,682	$ 30,213	$ 18,646	$ 48,859
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2024:
		Remaining Contractual Maturity of the Agreements as of June 30, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Balanced Index Fund	Common Stocks	$30,213	$—	$—	$—	$30,213	$30,213
8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the undefined invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the undefined invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Interest Rate Risk
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Even if general economic conditions do not change, the value of an investment in the Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024 (Unaudited)

fluctuations in markets and securities prices. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 16. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the Registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date: September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date: September 6, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date: September 6, 2024